UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2021

Item 1.

Reports to Stockholders

Fidelity® Total Market Index Fund

Fidelity® Extended Market Index Fund

Fidelity® International Index Fund

Semi-Annual Report

August 31, 2021

Contents

Note to Shareholders
Fidelity® Total Market Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Extended Market Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® International Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). A fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Total Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
Apple, Inc.	5.1
Microsoft Corp.	4.9
Amazon.com, Inc.	3.2
Facebook, Inc. Class A	2.0
Alphabet, Inc. Class A	1.9
Alphabet, Inc. Class C	1.8
Tesla, Inc.	1.2
NVIDIA Corp.	1.2
Berkshire Hathaway, Inc. Class B	1.2
JPMorgan Chase & Co.	1.1
23.6

Top Market Sectors as of August 31, 2021

% of fund's net assets
Information Technology	27.0
Health Care	13.5
Consumer Discretionary	11.8
Financials	11.7
Communication Services	10.5
Industrials	9.1
Consumer Staples	5.2
Real Estate	3.4
Materials	2.8
Utilities	2.4

Fidelity® Total Market Index Fund

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 10.5%
Diversified Telecommunication Services - 1.0%
Anterix, Inc. (a)(b)	19,312	$1,139,794
AST SpaceMobile, Inc. (a)(b)	79,690	984,172
AT&T, Inc.	11,333,366	310,760,896
ATN International, Inc.	17,036	776,671
Bandwidth, Inc. (a)(b)	37,243	3,832,305
Cincinnati Bell, Inc. (a)	90,584	1,403,146
Cogent Communications Group, Inc.	66,520	4,828,022
Consolidated Communications Holdings, Inc. (a)	110,609	1,025,345
Globalstar, Inc. (a)(b)	1,067,098	2,123,525
IDT Corp. Class B (a)	31,682	1,377,533
Iridium Communications, Inc. (a)	186,035	8,280,418
Liberty Global PLC:
Class A (a)	196,087	5,635,540
Class C (a)	573,133	16,609,394
Liberty Latin America Ltd.:
Class A (a)	54,858	782,275
Class C (a)	264,040	3,799,536
Lumen Technologies, Inc.	1,592,464	19,587,307
Ooma, Inc. (a)	31,427	597,113
ORBCOMM, Inc. (a)	132,576	1,523,298
Radius Global Infrastructure, Inc. (a)	103,101	1,843,446
Verizon Communications, Inc.	6,579,196	361,855,780
		748,765,516
Entertainment - 1.7%
Activision Blizzard, Inc.	1,231,908	101,472,262
AMC Entertainment Holdings, Inc. Class A (a)(b)	796,523	37,540,129
Ballantyne of Omaha, Inc. (a)	23,510	78,759
Chicken Soup For The Soul Entertainment, Inc. (a)	8,474	205,579
Cinedigm Corp. (a)	129,604	243,656
Cinemark Holdings, Inc. (a)(b)	166,755	2,973,242
CuriosityStream, Inc. Class A (a)(b)	37,463	468,288
Dolphin Entertainment, Inc. (a)(b)	7,242	97,839
Electronic Arts, Inc.	453,840	65,902,106
Gaia, Inc. Class A (a)(b)	15,337	149,842
Lions Gate Entertainment Corp.:
Class A (a)(b)	157,767	2,038,350
Class B (a)	119,348	1,403,532
Live Nation Entertainment, Inc. (a)	228,602	19,819,793
LiveXLive Media, Inc. (a)(b)	69,111	237,051
Madison Square Garden Entertainment Corp. (a)	39,034	3,130,136
Madison Square Garden Sports Corp. (a)	28,500	5,152,230
Marcus Corp. (a)(b)	41,151	641,956
Motorsport Games, Inc. Class A (b)	2,616	28,174
Netflix, Inc. (a)	704,439	400,959,634
Playtika Holding Corp.	108,982	2,876,035
Reading International, Inc. Class A (a)	27,398	140,826
Roku, Inc. Class A (a)	182,869	64,443,036
Sciplay Corp. (A Shares) (a)	39,902	746,566
Skillz, Inc. (a)(b)	406,553	4,785,129
Take-Two Interactive Software, Inc. (a)	183,613	29,602,088
The Walt Disney Co. (a)	2,889,048	523,784,402
Warner Music Group Corp. Class A	147,063	5,588,394
World Wrestling Entertainment, Inc. Class A	76,178	3,969,636
Zynga, Inc. (a)	1,597,287	14,135,990
		1,292,614,660
Interactive Media & Services - 6.2%
Alphabet, Inc.:
Class A (a)	477,287	1,381,244,714
Class C (a)	453,655	1,319,791,272
Angi, Inc. (a)	120,975	1,287,174
Autoweb, Inc. (a)(b)	6,653	17,830
Bumble, Inc. (b)	85,637	4,667,217
CarGurus, Inc. Class A (a)	142,795	4,338,112
Cars.com, Inc. (a)	110,752	1,408,765
DHI Group, Inc. (a)	99,689	449,597
Eventbrite, Inc. (a)	114,588	2,025,916
EverQuote, Inc. Class A (a)(b)	14,318	281,921
Facebook, Inc. Class A (a)	3,809,817	1,445,368,373
fuboTV, Inc. (a)(b)	160,811	4,687,641
IAC (a)	131,740	17,396,267
Izea Worldwide, Inc. (a)	76,210	187,477
Kubient, Inc. (b)	10,430	37,027
Liberty TripAdvisor Holdings, Inc. (a)	107,591	402,390
Match Group, Inc. (a)	428,800	58,934,272
MediaAlpha, Inc. Class A	32,872	729,101
Pinterest, Inc. Class A (a)	868,087	48,239,595
QuinStreet, Inc. (a)	76,551	1,371,028
Snap, Inc. Class A (a)	1,489,529	113,368,052
Super League Gaming, Inc. (a)	30,818	130,977
Travelzoo, Inc. (a)	7,598	92,772
TripAdvisor, Inc. (a)	151,891	5,316,185
TrueCar, Inc. (a)	153,372	644,162
Twitter, Inc. (a)	1,265,878	81,649,131
Vimeo, Inc. (a)	248,101	9,457,610
Yelp, Inc. (a)	108,283	4,169,978
Zedge, Inc. (a)(b)	20,075	313,973
Zillow Group, Inc.:
Class A (a)	94,771	9,060,108
Class C (a)(b)	221,118	21,176,471
Zoominfo Technologies, Inc. (a)	287,157	18,719,765
		4,556,964,873
Media - 1.4%
Advantage Solutions, Inc. Class A (a)	170,835	1,487,973
Altice U.S.A., Inc. Class A (a)	367,673	10,088,947
AMC Networks, Inc. Class A (a)(b)	49,102	2,333,818
Audacy, Inc. Class A (a)	191,452	679,655
Boston Omaha Corp. (a)(b)	27,653	988,595
Cable One, Inc.	8,712	18,291,628
Cardlytics, Inc. (a)(b)	51,205	4,648,390
Cbdmd, Inc. (a)(b)	50,529	108,637
Charter Communications, Inc. Class A (a)	218,688	178,593,742
Clear Channel Outdoor Holdings, Inc. (a)	709,950	1,867,169
Comcast Corp. Class A	7,291,792	442,465,939
comScore, Inc. (a)	92,260	357,969
Cumulus Media, Inc. (a)	23,165	273,579
Daily Journal Corp. (a)	2,118	720,120
DallasNews Corp.	3,909	27,363
Digital Media Solutions, Inc. Class A (a)(b)	25,067	196,275
Discovery Communications, Inc.:
Class A (a)	264,430	7,626,161
Class C (non-vtg.) (a)	479,760	13,236,578
DISH Network Corp. Class A (a)	393,312	17,144,470
E.W. Scripps Co. Class A	95,768	1,775,539
Emerald Holding, Inc. (a)	42,037	209,344
Entravision Communication Corp. Class A	94,991	662,087
Fluent, Inc. (a)(b)	74,191	201,800
Fox Corp.:
Class A	652,366	24,424,583
Class B	102,891	3,563,115
Gannett Co., Inc. (a)(b)	219,560	1,394,206
Gray Television, Inc.	143,029	3,252,479
Hemisphere Media Group, Inc. (a)	19,748	243,295
iHeartMedia, Inc. (a)	182,236	4,534,032
Insignia Systems, Inc. (a)	507	4,061
Interpublic Group of Companies, Inc.	623,524	23,213,799
John Wiley & Sons, Inc. Class A (b)	70,134	4,074,785
Lee Enterprises, Inc. (a)	8,452	203,355
Liberty Broadband Corp.:
Class A (a)	20,845	3,872,376
Class C (a)	270,299	51,713,605
Liberty Media Corp.:
Liberty Braves Class A (a)	24,095	626,470
Liberty Braves Class C (a)	62,805	1,623,509
Liberty Formula One Group Series C (a)	331,816	16,769,981
Liberty Media Class A (a)	32,992	1,507,404
Liberty SiriusXM Series A (a)	18,042	893,079
Liberty SiriusXM Series C (a)	381,626	18,833,243
Loral Space & Communications Ltd.	20,010	840,620
Magnite, Inc. (a)	211,052	6,124,729
Marchex, Inc. Class B (a)	35,256	116,345
Mediaco Holding, Inc. (a)(b)	178	1,511
Meredith Corp. (a)	64,439	2,771,521
National CineMedia, Inc.	107,997	276,472
News Corp.:
Class A	686,147	15,417,723
Class B	124,438	2,741,369
Nexstar Broadcasting Group, Inc. Class A	67,568	10,118,308
Omnicom Group, Inc.	342,875	25,105,308
Saga Communications, Inc. Class A	7,361	171,732
Salem Communications Corp. Class A (a)(b)	7,646	22,326
Scholastic Corp.	50,277	1,671,207
Sinclair Broadcast Group, Inc. Class A	77,434	2,323,794
Sirius XM Holdings, Inc. (b)	1,825,984	11,448,920
Stagwell, Inc. (a)	94,948	662,737
TechTarget, Inc. (a)(b)	37,197	3,146,122
Tegna, Inc.	354,232	6,276,991
The New York Times Co. Class A	231,054	11,732,922
Thryv Holdings, Inc. (a)	9,509	294,684
Townsquare Media, Inc. (a)	7,785	100,115
Urban One, Inc.:
Class A (a)(b)	5,499	43,607
Class D (non-vtg.) (a)	38,819	270,180
ViacomCBS, Inc.:
Class A	48,672	2,237,939
Class B	919,257	38,103,203
WideOpenWest, Inc. (a)	83,183	1,765,143
		1,008,518,683
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	77,671	1,044,675
NII Holdings, Inc. (a)(c)	149,032	323,399
Shenandoah Telecommunications Co.	78,495	2,341,506
Spok Holdings, Inc.	30,552	302,770
T-Mobile U.S., Inc. (a)	932,020	127,705,380
Telephone & Data Systems, Inc.	152,977	3,108,493
U.S. Cellular Corp. (a)	28,689	916,614
		135,742,837

TOTAL COMMUNICATION SERVICES		7,742,606,569

CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.3%
Adient PLC (a)	146,604	5,767,401
American Axle & Manufacturing Holdings, Inc. (a)	183,058	1,623,724
Aptiv PLC (a)	428,401	65,198,348
Autoliv, Inc.	124,205	10,978,480
BorgWarner, Inc.	384,890	16,427,105
Cooper-Standard Holding, Inc. (a)	28,839	671,372
Dana, Inc.	229,930	5,348,172
Dorman Products, Inc. (a)	45,778	4,296,723
Fox Factory Holding Corp. (a)	66,986	10,293,739
Garrett Motion, Inc. (a)	44,058	307,525
Gentex Corp.	382,740	11,788,392
Gentherm, Inc. (a)	54,198	4,651,272
Horizon Global Corp. (a)	37,011	286,835
LCI Industries	39,913	5,654,076
Lear Corp.	86,585	13,848,405
Luminar Technologies, Inc. (a)(b)	312,146	5,425,097
Modine Manufacturing Co. (a)	80,051	995,834
Motorcar Parts of America, Inc. (a)	28,082	556,585
Patrick Industries, Inc.	36,284	2,961,137
QuantumScape Corp. Class A (a)(b)	274,729	6,044,038
Standard Motor Products, Inc.	32,227	1,382,216
Stoneridge, Inc. (a)	42,614	992,906
Strattec Security Corp. (a)	4,907	183,031
Superior Industries International, Inc. (a)	42,371	312,698
Sypris Solutions, Inc. (a)(b)	11,882	45,270
Tenneco, Inc. (a)	101,428	1,582,277
The Goodyear Tire & Rubber Co. (a)	445,120	7,050,701
Veoneer, Inc. (a)(b)	149,474	5,351,169
Visteon Corp. (a)	43,244	4,570,026
XL Fleet Corp. (Class A) (a)(b)	182,493	1,240,952
XPEL, Inc. (a)(b)	26,707	2,029,198
		197,864,704
Automobiles - 1.5%
Arcimoto, Inc. (a)(b)	43,176	536,246
AYRO, Inc. (a)(b)	34,158	141,073
Canoo, Inc. (a)(b)	248,033	1,788,318
Fisker, Inc. (a)(b)	254,330	3,547,904
Ford Motor Co. (a)	6,216,214	80,997,268
General Motors Co. (a)	2,030,851	99,532,008
Harley-Davidson, Inc.	240,636	9,512,341
Lordstown Motors Corp. Class A (a)(b)	175,501	1,154,797
Tesla, Inc. (a)	1,225,385	901,540,252
Thor Industries, Inc.	87,774	9,956,205
Winnebago Industries, Inc.	53,073	3,694,942
Workhorse Group, Inc. (a)(b)	171,092	1,678,413
		1,114,079,767
Distributors - 0.1%
Core-Mark Holding Co., Inc.	69,840	3,212,640
Educational Development Corp.	4,042	39,127
Funko, Inc. (a)	36,933	736,444
Genuine Parts Co.	228,392	27,907,218
LKQ Corp. (a)	442,889	23,335,821
Pool Corp.	63,785	31,528,926
Weyco Group, Inc.	9,583	220,122
		86,980,298
Diversified Consumer Services - 0.1%
2U, Inc. (a)(b)	116,907	4,329,066
Adtalem Global Education, Inc. (a)	77,585	2,870,645
American Public Education, Inc. (a)	28,012	736,716
Aspen Group, Inc. (a)	21,363	122,837
Bright Horizons Family Solutions, Inc. (a)	96,930	14,128,517
Carriage Services, Inc.	23,992	1,109,150
Chegg, Inc. (a)	226,689	18,865,059
Coursera, Inc.	30,892	1,188,415
Frontdoor, Inc. (a)	135,535	5,912,037
Graham Holdings Co.	6,298	3,884,669
Grand Canyon Education, Inc. (a)	73,149	6,520,502
H&R Block, Inc.	291,850	7,485,953
Houghton Mifflin Harcourt Co. (a)(b)	205,437	2,767,236
Laureate Education, Inc. Class A (a)	166,012	2,644,571
Lincoln Educational Services Corp. (a)	31,176	199,838
OneSpaWorld Holdings Ltd. (a)(b)	80,572	846,006
Perdoceo Education Corp. (a)	108,375	1,189,958
Regis Corp. (a)(b)	39,837	215,917
Select Interior Concepts, Inc. (a)	30,016	428,028
Service Corp. International	265,225	16,645,521
StoneMor, Inc. (a)	184,598	535,334
Strategic Education, Inc.	39,911	3,124,233
Stride, Inc. (a)	69,044	2,364,067
Terminix Global Holdings, Inc. (a)	208,335	8,672,986
Universal Technical Institute, Inc. (a)	46,086	321,219
Vivint Smart Home, Inc. Class A (a)(b)	79,191	966,130
WW International, Inc. (a)	74,936	1,622,364
Xpresspa Group, Inc. (a)(b)	140,249	262,266
Zovio, Inc. (a)	36,795	94,931
		110,054,171
Hotels, Restaurants & Leisure - 2.0%
Accel Entertainment, Inc. (a)	93,729	1,079,758
Airbnb, Inc. Class A	234,726	36,380,183
Allied Esports Entertainment, Inc. (a)(b)	25,037	50,324
ARAMARK Holdings Corp.	401,561	13,970,307
Bally's Corp. (a)	46,457	2,334,000
BBQ Holdings, Inc. (a)	10,380	138,884
Biglari Holdings, Inc. (a)	174	153,938
Biglari Holdings, Inc. (a)	1,764	308,435
BJ's Restaurants, Inc.(a)	37,258	1,593,152
Bloomin' Brands, Inc. (a)	130,439	3,494,461
Bluegreen Vacations Holding Corp. Class A (a)	30,107	689,149
Booking Holdings, Inc. (a)	65,174	149,878,693
Boyd Gaming Corp. (a)	128,788	7,903,720
Brinker International, Inc. (a)	71,650	3,816,796
BurgerFi International, Inc. (a)(b)	21,228	218,224
Caesars Entertainment, Inc. (a)	330,193	33,557,515
Carnival Corp. (a)	1,264,754	30,531,162
Carrols Restaurant Group, Inc.	60,237	249,984
Century Casinos, Inc. (a)	39,038	521,938
Chipotle Mexican Grill, Inc. (a)	44,678	85,036,978
Choice Hotels International, Inc.	47,170	5,630,211
Churchill Downs, Inc.	55,383	11,658,122
Chuy's Holdings, Inc. (a)(b)	33,724	1,087,936
Cracker Barrel Old Country Store, Inc.	37,077	5,323,516
Darden Restaurants, Inc.	206,902	31,169,786
Dave & Buster's Entertainment, Inc. (a)	72,960	2,730,163
Del Taco Restaurants, Inc.	63,136	555,597
Denny's Corp. (a)	103,084	1,705,009
Dine Brands Global, Inc. (a)	28,616	2,367,116
Domino's Pizza, Inc.	61,610	31,845,593
Dover Motorsports, Inc.	48,350	127,161
DraftKings, Inc. Class A (a)(b)	513,601	30,451,403
Drive Shack, Inc. (a)	119,769	326,969
El Pollo Loco Holdings, Inc. (a)	26,883	487,658
Esports Entertainment Group, Inc. (a)(b)	23,795	212,489
Esports Technologies, Inc. (a)(b)	3,383	109,914
Everi Holdings, Inc. (a)	137,467	3,127,374
Expedia, Inc. (a)	225,571	32,595,010
Fiesta Restaurant Group, Inc. (a)(b)	35,860	430,679
Full House Resorts, Inc. (a)	46,836	401,853
GAN Ltd. (a)(b)	21,553	368,556
Golden Entertainment, Inc. (a)	31,438	1,500,221
Golden Nugget Online Gaming, Inc. (a)	78,948	1,705,277
Good Times Restaurants, Inc. (a)	5,599	30,067
Hall of Fame Resort & Entertainment Co. (a)	89,097	299,366
Hilton Grand Vacations, Inc. (a)	138,458	6,049,230
Hilton Worldwide Holdings, Inc. (a)	442,705	55,276,146
Hyatt Hotels Corp. Class A (a)	57,908	4,261,450
Inspired Entertainment, Inc. (a)(b)	21,990	279,933
J. Alexanders Holdings, Inc. (a)	14,499	201,826
Jack in the Box, Inc.	35,134	3,722,799
Kura Sushi U.S.A., Inc. Class A (a)	5,622	285,654
Las Vegas Sands Corp. (a)	520,722	23,229,408
Lindblad Expeditions Holdings (a)	44,975	661,582
Luby's, Inc. (a)	10,306	42,048
Marriott International, Inc. Class A (a)	424,165	57,321,658
Marriott Vacations Worldwide Corp. (a)	70,991	10,616,704
McDonald's Corp.	1,185,269	281,453,977
MGM Resorts International	645,537	27,512,787
Monarch Casino & Resort, Inc. (a)	20,944	1,327,221
Nathan's Famous, Inc.	6,187	408,528
Noodles & Co. (a)	50,229	632,383
Norwegian Cruise Line Holdings Ltd. (a)(b)	606,244	15,665,345
Papa John's International, Inc.	51,783	6,603,886
Penn National Gaming, Inc. (a)	235,869	19,128,976
Planet Fitness, Inc. (a)	132,483	10,770,868
Playa Hotels & Resorts NV (a)	165,365	1,208,818
PlayAGS, Inc. (a)	60,755	497,583
Potbelly Corp. (a)	36,935	255,221
Rave Restaurant Group, Inc. (a)	6,403	8,132
RCI Hospitality Holdings, Inc.	12,368	799,096
Red Robin Gourmet Burgers, Inc. (a)	25,958	635,452
Red Rock Resorts, Inc. (a)	109,460	5,123,823
Royal Caribbean Cruises Ltd. (a)	344,785	28,524,063
Rush Street Interactive, Inc. (a)	87,753	1,305,765
Ruth's Hospitality Group, Inc. (a)(b)	49,781	1,020,013
Scientific Games Corp. Class A (a)	90,005	6,511,862
SeaWorld Entertainment, Inc. (a)	80,311	3,950,498
Shake Shack, Inc. Class A (a)	56,788	4,926,359
Six Flags Entertainment Corp. (a)	121,554	5,134,441
Starbucks Corp.	1,872,484	219,998,145
Target Hospitality Corp. (a)	59,831	238,127
Texas Roadhouse, Inc. Class A	103,811	9,862,045
The Cheesecake Factory, Inc. (a)	71,375	3,329,644
The ONE Group Hospitality, Inc. (a)(b)	28,961	322,915
Travel+Leisure Co.	142,715	7,815,073
Vail Resorts, Inc. (a)	63,784	19,444,552
Wendy's Co.	277,871	6,396,590
Wingstop, Inc.	47,163	8,108,735
Wyndham Hotels & Resorts, Inc.	147,576	10,728,775
Wynn Resorts Ltd. (a)	166,538	16,935,249
Yum! Brands, Inc.	473,567	62,051,484
		1,488,739,516
Household Durables - 0.5%
Aterian, Inc. (a)(b)	21,866	130,321
Bassett Furniture Industries, Inc.	12,880	276,791
Beazer Homes U.S.A., Inc. (a)	48,298	903,656
Casper Sleep, Inc. (a)	34,292	170,774
Cavco Industries, Inc. (a)	13,634	3,483,487
Century Communities, Inc.	45,755	3,207,426
Comstock Holding Companies, Inc. (a)(b)	1,055	6,319
Cricut, Inc. (a)(b)	29,848	832,759
D.R. Horton, Inc.	519,644	49,688,359
Dixie Group, Inc. (a)(b)	7,832	32,111
Dream Finders Homes, Inc. (b)	16,965	352,872
Emerson Radio Corp. (a)	16,730	19,909
Ethan Allen Interiors, Inc.	37,945	911,439
Flexsteel Industries, Inc.	18,067	630,900
Garmin Ltd.	237,775	41,475,093
GoPro, Inc. Class A (a)(b)	212,582	2,119,443
Green Brick Partners, Inc. (a)	80,012	1,999,500
Hamilton Beach Brands Holding Co. Class A	10,452	177,684
Helen of Troy Ltd. (a)	38,373	9,178,438
Hooker Furniture Corp.	18,614	580,012
Hovnanian Enterprises, Inc. Class A (a)	7,272	790,539
Installed Building Products, Inc.	36,513	4,534,184
iRobot Corp. (a)(b)	44,313	3,594,671
KB Home	137,042	5,896,917
Koss Corp. (a)(b)	5,153	94,558
La-Z-Boy, Inc.	74,632	2,612,866
Landsea Homes Corp. (a)	14,492	127,385
Legacy Housing Corp. (a)	9,579	187,748
Leggett & Platt, Inc.	211,161	10,218,081
Lennar Corp.:
Class A	416,945	44,742,368
Class B	47,782	4,181,881
LGI Homes, Inc. (a)	35,878	5,752,320
Lifetime Brands, Inc.	15,102	277,122
Live Ventures, Inc. (a)	1,880	84,243
Lovesac (a)(b)	16,591	938,387
M.D.C. Holdings, Inc.	91,120	4,761,020
M/I Homes, Inc. (a)	46,618	3,001,733
Meritage Homes Corp. (a)	60,516	6,749,955
Mohawk Industries, Inc. (a)	92,686	18,329,583
New Home Co., Inc. (a)	12,535	112,439
Newell Brands, Inc.	602,077	15,298,777
Nova LifeStyle, Inc. (a)(b)	3,687	8,738
NVR, Inc. (a)	5,431	28,132,254
PulteGroup, Inc.	418,177	22,523,013
Purple Innovation, Inc. (a)	94,675	2,310,070
Skyline Champion Corp. (a)	82,657	5,184,247
Sonos, Inc. (a)	156,868	6,232,366
Taylor Morrison Home Corp. (a)	203,999	5,730,332
Tempur Sealy International, Inc.	296,349	13,246,800
Toll Brothers, Inc.	177,150	11,348,229
TopBuild Corp. (a)	52,556	11,498,727
TRI Pointe Homes, Inc. (a)	189,351	4,500,873
Tupperware Brands Corp. (a)(b)	76,280	1,820,804
Universal Electronics, Inc. (a)	23,102	1,167,113
Vizio Holding Corp. (a)(b)	24,290	495,759
VOXX International Corp. (a)	27,867	291,767
Vuzix Corp. (a)(b)	84,100	1,112,643
Whirlpool Corp.	99,220	21,980,207
ZAGG, Inc. rights (a)(c)	43,858	3,947
		386,051,959
Internet & Direct Marketing Retail - 3.5%
1-800-FLOWERS.com, Inc. Class A (a)(b)	39,271	1,247,247
1847 Goedeker, Inc. (b)	168,222	501,302
Amazon.com, Inc. (a)	681,628	2,365,787,646
Blue Apron Holdings, Inc. Class A (a)(b)	20,436	85,014
CarParts.com, Inc. (a)(b)	54,785	946,137
Chewy, Inc. (a)(b)	135,892	11,974,803
ContextLogic, Inc. (b)	149,741	1,079,633
Doordash, Inc.	56,049	10,727,779
Duluth Holdings, Inc. (a)	15,571	242,285
eBay, Inc.	1,026,669	78,786,579
Etsy, Inc. (a)	202,325	43,754,805
Groupon, Inc. (a)(b)	35,364	875,966
iMedia Brands, Inc. (a)	24,675	147,063
Lands' End, Inc. (a)	28,406	961,543
Liquidity Services, Inc. (a)	40,743	994,129
Overstock.com, Inc. (a)(b)	68,032	4,908,509
PetMed Express, Inc. (b)	33,067	910,665
Porch Group, Inc. Class A (a)(b)	118,909	2,378,180
Poshmark, Inc.	30,731	896,731
PubMatic, Inc. (b)	12,185	355,193
Quotient Technology, Inc. (a)	129,357	939,132
Qurate Retail, Inc. Series A	593,641	6,547,860
Remark Holdings, Inc. (a)	139,324	183,908
Revolve Group, Inc. (a)	55,356	3,180,756
RumbleON, Inc. Class B (a)	3,876	133,528
Shutterstock, Inc.	35,005	4,034,676
Stamps.com, Inc. (a)	29,185	9,598,947
Stitch Fix, Inc. (a)	105,662	4,428,294
The RealReal, Inc. (a)	92,286	1,148,038
thredUP, Inc. (a)	28,672	549,642
Waitr Holdings, Inc. (a)	137,727	180,422
Wayfair LLC Class A (a)(b)	117,127	32,883,405
		2,591,369,817
Leisure Products - 0.2%
Acushnet Holdings Corp.	55,361	2,765,836
American Outdoor Brands, Inc. (a)	21,630	601,963
AMMO, Inc.	125,401	921,697
Brunswick Corp.	123,433	11,956,955
Callaway Golf Co. (a)	185,914	5,216,747
Clarus Corp.	34,795	942,597
Escalade, Inc.	10,156	234,604
Genius Brands International, Inc. (a)(b)	425,203	710,089
Hasbro, Inc.	203,684	20,024,174
Hayward Holdings, Inc. (b)	70,813	1,483,532
JAKKS Pacific, Inc. (a)	11,881	176,552
Johnson Outdoors, Inc. Class A	12,012	1,378,857
Latham Group, Inc. (a)(b)	35,725	784,878
Malibu Boats, Inc. Class A (a)	32,668	2,339,029
Marine Products Corp.	48,018	680,895
MasterCraft Boat Holdings, Inc. (a)	30,461	759,697
Mattel, Inc. (a)	555,543	11,860,843
Nautilus, Inc. (a)(b)	46,138	525,973
Peloton Interactive, Inc. Class A (a)	426,896	42,770,710
Polaris, Inc.	91,942	11,010,974
Smith & Wesson Brands, Inc.	86,572	2,088,982
Sturm, Ruger & Co., Inc.	27,008	2,111,756
Vinco Ventures, Inc. (a)(b)	20,581	167,735
Vista Outdoor, Inc. (a)	90,430	3,694,066
YETI Holdings, Inc. (a)	120,071	11,927,853
		137,136,994
Multiline Retail - 0.5%
Big Lots, Inc.	54,004	2,627,835
Dillard's, Inc. Class A (b)	12,272	2,337,325
Dollar General Corp.	374,778	83,541,764
Dollar Tree, Inc. (a)	367,549	33,277,886
Franchise Group, Inc.	42,510	1,476,372
Kohl's Corp.	247,623	14,213,560
Macy's, Inc.	493,553	11,050,652
Nordstrom, Inc. (a)	171,278	4,900,264
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	89,985	6,513,114
Target Corp.	786,970	194,365,851
		354,304,623
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A (a)	103,189	3,690,039
Academy Sports & Outdoors, Inc.	61,045	2,702,462
Advance Auto Parts, Inc.	103,327	20,959,882
America's Car Mart, Inc. (a)	10,463	1,353,180
American Eagle Outfitters, Inc. (b)	234,232	7,148,761
Arko Corp. (a)	126,616	1,309,209
Asbury Automotive Group, Inc. (a)	30,939	5,762,079
AutoNation, Inc. (a)	85,327	9,308,322
AutoZone, Inc. (a)	34,279	53,103,313
Barnes & Noble Education, Inc. (a)	70,687	576,806
Bath & Body Works, Inc.	419,826	28,329,858
Bed Bath & Beyond, Inc. (a)(b)	175,186	4,824,622
Best Buy Co., Inc.	353,585	41,196,188
Big 5 Sporting Goods Corp.	32,469	902,638
Blink Charging Co. (a)(b)	46,770	1,516,751
Boot Barn Holdings, Inc. (a)	47,052	4,200,803
Build-A-Bear Workshop, Inc. (a)	23,020	429,093
Burlington Stores, Inc. (a)	105,710	31,659,088
Caleres, Inc.	68,876	1,693,661
Camping World Holdings, Inc.	61,209	2,444,687
CarLotz, Inc. Class A (a)(b)	137,648	565,733
CarMax, Inc. (a)	258,105	32,317,327
Carvana Co. Class A (a)(b)	102,506	33,628,118
Chico's FAS, Inc. (a)	202,946	1,049,231
Citi Trends, Inc. (a)	15,082	1,299,163
Conn's, Inc. (a)	29,861	734,581
Designer Brands, Inc. Class A (a)	88,802	1,287,629
Dick's Sporting Goods, Inc.	103,653	14,595,379
Envela Corp. (a)	402	1,700
Express, Inc. (a)	96,752	573,739
Five Below, Inc. (a)	88,994	18,938,813
Floor & Decor Holdings, Inc. Class A (a)	167,218	20,617,979
Foot Locker, Inc.	162,760	9,226,864
GameStop Corp. Class A (a)(b)	87,775	19,156,016
Gap, Inc.	328,142	8,771,236
Genesco, Inc. (a)	26,115	1,619,913
Group 1 Automotive, Inc.	26,596	4,400,042
GrowGeneration Corp. (a)(b)	81,406	2,604,178
Guess?, Inc.	66,366	1,605,394
Haverty Furniture Companies, Inc. (b)	27,351	974,516
Hibbett, Inc.	25,777	2,466,601
J.Jill, Inc. (a)(b)	3,463	68,533
JOANN, Inc.	13,717	188,060
Kirkland's, Inc. (a)(b)	25,171	481,270
Lazydays Holdings, Inc. (a)	12,717	312,457
Leslie's, Inc. (b)	149,880	3,615,106
Lithia Motors, Inc. Class A (sub. vtg.)	47,409	15,706,602
LMP Automotive Holdings, Inc. (a)(b)	8,069	138,383
Lowe's Companies, Inc.	1,122,189	228,803,115
Lumber Liquidators Holdings, Inc. (a)(b)	44,262	923,305
MarineMax, Inc. (a)	35,375	1,719,933
Monro, Inc.	53,112	3,022,604
Murphy U.S.A., Inc.	39,982	6,208,405
National Vision Holdings, Inc. (a)	130,094	7,803,038
O'Reilly Automotive, Inc. (a)	110,776	65,809,806
OneWater Marine, Inc. Class A	15,654	633,830
Party City Holdco, Inc. (a)	171,416	1,167,343
Penske Automotive Group, Inc.	51,987	4,675,191
Petco Health & Wellness Co., Inc. (b)	112,357	2,419,046
Rent-A-Center, Inc.	105,130	6,631,600
RH (a)(b)	26,583	18,625,911
Ross Stores, Inc.	566,533	67,077,507
Sally Beauty Holdings, Inc. (a)	175,218	3,257,303
Shift Technologies, Inc. Class A (a)(b)	165,441	1,230,881
Shoe Carnival, Inc.	30,232	1,157,281
Signet Jewelers Ltd.	82,304	6,518,477
Sleep Number Corp. (a)(b)	38,662	3,576,622
Sonic Automotive, Inc. Class A (sub. vtg.)	37,371	1,888,730
Sportsman's Warehouse Holdings, Inc. (a)	71,936	1,276,145
The Aaron's Co., Inc.	54,327	1,440,752
The Buckle, Inc. (b)	46,567	1,803,540
The Cato Corp. Class A (sub. vtg.)	41,620	718,361
The Children's Place Retail Stores, Inc. (a)	24,987	2,169,871
The Container Store Group, Inc. (a)(b)	28,542	331,087
The Home Depot, Inc.	1,690,814	551,509,711
The ODP Corp. (a)	85,217	4,019,686
Tilly's, Inc.	36,368	566,250
TJX Companies, Inc.	1,914,401	139,215,241
Tractor Supply Co.	182,793	35,507,540
TravelCenters of America LLC (a)	22,255	934,042
Ulta Beauty, Inc. (a)	86,875	33,647,556
Urban Outfitters, Inc. (a)	108,681	3,588,647
Victoria's Secret & Co. (a)	140,094	9,288,232
Vroom, Inc. (a)(b)	55,561	1,492,368
Williams-Sonoma, Inc.	121,159	22,620,385
Winmark Corp.	4,695	984,213
Zumiez, Inc. (a)	31,449	1,263,935
		1,665,583,495
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	241,328	13,637,445
Carter's, Inc.	68,718	7,035,349
Charles & Colvard Ltd. (a)	34,272	98,018
Columbia Sportswear Co.	49,681	5,067,959
Crocs, Inc. (a)	102,822	14,685,038
Crown Crafts, Inc.	2,254	16,882
Culp, Inc.	14,133	186,132
Deckers Outdoor Corp. (a)	44,130	18,466,199
Delta Apparel, Inc. (a)	10,797	326,609
Fossil Group, Inc. (a)	73,749	988,237
G-III Apparel Group Ltd. (a)(b)	70,446	2,178,895
Hanesbrands, Inc.	558,849	10,439,299
Kontoor Brands, Inc.	74,861	4,039,500
Lakeland Industries, Inc. (a)	10,472	249,967
Levi Strauss & Co. Class A	127,633	3,345,261
lululemon athletica, Inc. (a)	188,045	75,249,968
Movado Group, Inc.	27,839	1,006,101
NIKE, Inc. Class B	2,028,690	334,206,391
Oxford Industries, Inc.	27,906	2,519,912
PLBY Group, Inc. (a)	31,183	774,898
PVH Corp. (a)	112,950	11,836,031
Ralph Lauren Corp.	76,349	8,866,409
Rocky Brands, Inc.	10,160	504,749
Sequential Brands Group, Inc. (a)(b)	1,459	7,485
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	215,639	10,874,675
Steven Madden Ltd.	120,378	4,871,698
Superior Group of Companies, Inc.	16,600	395,744
Tapestry, Inc.	442,431	17,838,818
Under Armour, Inc.:
Class A (sub. vtg.) (a)	341,429	7,900,667
Class C (non-vtg.) (a)	259,277	5,201,097
Unifi, Inc. (a)	23,352	542,700
Vera Bradley, Inc. (a)	33,550	384,483
VF Corp.	509,805	38,984,788
Vince Holding Corp. (a)	3,162	21,407
Wolverine World Wide, Inc.	134,660	4,828,908
		607,577,719

TOTAL CONSUMER DISCRETIONARY		8,739,743,063

CONSUMER STAPLES - 5.2%
Beverages - 1.2%
Alkaline Water Co., Inc. (a)(b)	127,625	238,659
Boston Beer Co., Inc. Class A (a)	14,781	8,428,274
Brown-Forman Corp.:
Class A	74,968	4,962,882
Class B (non-vtg.)	305,089	21,423,350
Celsius Holdings, Inc. (a)	52,357	4,280,708
Coca-Cola Bottling Co. Consolidated	7,622	3,095,752
Constellation Brands, Inc. Class A (sub. vtg.)	268,486	56,688,134
Duckhorn Portfolio, Inc. (a)(b)	43,897	943,347
Keurig Dr. Pepper, Inc.	921,593	32,873,222
MGP Ingredients, Inc.	20,436	1,334,471
Molson Coors Beverage Co. Class B	297,158	14,123,920
Monster Beverage Corp. (a)	588,763	57,445,606
National Beverage Corp. (b)	37,110	1,727,471
Newage, Inc. (a)(b)	192,160	338,202
PepsiCo, Inc.	2,191,462	342,722,742
REED'S, Inc. (a)(b)	103,117	68,934
The Coca-Cola Co.	6,167,736	347,305,214
Willamette Valley Vineyards, Inc. (a)	6,462	81,550
		898,082,438
Food & Staples Retailing - 1.2%
Albertsons Companies, Inc. (b)	70,943	2,153,829
Andersons, Inc.	49,516	1,504,296
BJ's Wholesale Club Holdings, Inc. (a)	218,454	12,377,604
Casey's General Stores, Inc.	58,280	11,921,757
Chefs' Warehouse Holdings (a)	53,535	1,618,363
Costco Wholesale Corp.	701,715	319,624,165
Grocery Outlet Holding Corp. (a)	138,195	3,597,216
HF Foods Group, Inc. (a)(b)	51,019	299,992
Ingles Markets, Inc. Class A	22,175	1,505,461
Kroger Co.	1,219,978	56,155,587
Natural Grocers by Vitamin Cottage, Inc.	14,534	175,716
Performance Food Group Co. (a)	215,414	10,818,091
PriceSmart, Inc.	35,704	3,020,915
Rite Aid Corp. (a)(b)	84,039	1,490,852
SpartanNash Co.	56,475	1,214,213
Sprouts Farmers Market LLC (a)	185,834	4,627,267
Sysco Corp.	814,359	64,863,694
U.S. Foods Holding Corp. (a)	355,864	12,099,376
United Natural Foods, Inc. (a)(b)	87,870	3,233,616
Village Super Market, Inc. Class A (b)	10,604	237,424
Walgreens Boots Alliance, Inc.	1,134,272	57,564,304
Walmart, Inc.	2,183,845	323,427,445
Weis Markets, Inc. (b)	28,274	1,610,204
		895,141,387
Food Products - 0.9%
Alico, Inc.	7,630	284,828
AppHarvest, Inc. (a)(b)	112,964	948,898
Arcadia Biosciences, Inc. (a)(b)	10,882	26,334
Archer Daniels Midland Co.	886,511	53,190,660
B&G Foods, Inc. Class A (b)	103,217	3,133,668
Beyond Meat, Inc. (a)(b)	79,029	9,455,030
Bunge Ltd.	223,563	16,925,955
Cal-Maine Foods, Inc. (a)(b)	61,762	2,233,314
Calavo Growers, Inc.	25,925	1,216,401
Campbell Soup Co. (b)	320,542	13,376,218
Coffee Holding Co., Inc. (a)(b)	10,373	51,554
Conagra Brands, Inc.	759,446	25,152,852
Darling Ingredients, Inc. (a)	258,485	19,257,133
Farmer Brothers Co. (a)	19,225	142,265
Flowers Foods, Inc.	308,143	7,435,491
Fresh Del Monte Produce, Inc.	48,021	1,578,930
Freshpet, Inc. (a)	69,507	8,906,627
General Mills, Inc.	964,719	55,770,405
Hormel Foods Corp. (b)	448,814	20,438,990
Hostess Brands, Inc. Class A (a)(b)	214,421	3,422,159
Ingredion, Inc.	106,923	9,394,255
J&J Snack Foods Corp.	24,991	4,092,526
John B. Sanfilippo & Son, Inc.	16,536	1,405,395
Kellogg Co.	396,254	25,019,478
Laird Superfood, Inc. (b)	5,131	102,261
Lamb Weston Holdings, Inc.	233,975	15,243,471
Lancaster Colony Corp.	32,415	5,745,235
Landec Corp. (a)	46,512	503,725
Lifeway Foods, Inc. (a)	1,384	7,612
Limoneira Co. (b)	21,703	357,014
McCormick & Co., Inc. (non-vtg.)	397,047	34,261,186
Mission Produce, Inc. (b)	13,809	286,399
Mondelez International, Inc.	2,229,317	138,373,706
Pilgrim's Pride Corp. (a)	80,215	2,233,186
Post Holdings, Inc. (a)	95,405	10,676,774
RiceBran Technologies (a)(b)	61,313	46,598
S&W Seed Co. (a)	9,599	26,781
Sanderson Farms, Inc.	31,789	6,246,539
Seaboard Corp.	457	1,944,352
Seneca Foods Corp. Class A (a)	11,293	553,018
Tattooed Chef, Inc. (a)(b)	69,948	1,480,799
The Hain Celestial Group, Inc. (a)	129,361	4,839,395
The Hershey Co.	234,198	41,616,985
The J.M. Smucker Co.	174,845	21,623,081
The Kraft Heinz Co.	1,024,758	36,881,040
The Simply Good Foods Co. (a)	133,189	4,744,192
Tootsie Roll Industries, Inc. (b)	29,864	945,196
TreeHouse Foods, Inc. (a)	89,042	3,336,404
Tyson Foods, Inc. Class A	468,098	36,755,055
Utz Brands, Inc. Class A	86,737	1,684,433
Vital Farms, Inc. (a)(b)	21,900	393,762
Whole Earth Brands, Inc. Class A (a)(b)	46,303	580,640
		654,348,205
Household Products - 1.1%
Central Garden & Pet Co. (a)	68,586	3,158,385
Central Garden & Pet Co. Class A (non-vtg.) (a)	5,848	243,686
Church & Dwight Co., Inc.	391,537	32,755,985
Colgate-Palmolive Co.	1,346,052	104,924,753
Energizer Holdings, Inc.	93,152	3,664,600
Kimberly-Clark Corp.	536,586	73,946,917
Ocean Bio-Chem, Inc.	523	5,089
Oil-Dri Corp. of America	9,041	322,583
Procter & Gamble Co.	3,892,041	554,187,718
Reynolds Consumer Products, Inc.	83,102	2,350,125
Spectrum Brands Holdings, Inc.	61,914	4,833,007
The Clorox Co.	196,300	32,988,215
WD-40 Co. (b)	21,362	5,118,976
		818,500,039
Personal Products - 0.2%
BellRing Brands, Inc. Class A (a)	62,008	2,094,010
Coty, Inc. Class A (a)	465,392	4,546,880
Cyanotech Corp. (a)	1,622	5,126
Edgewell Personal Care Co.	85,655	3,623,207
elf Beauty, Inc. (a)	62,876	1,946,012
Estee Lauder Companies, Inc. Class A	367,926	125,275,124
Guardion Health Sciences, Inc. (a)(b)	21,495	26,654
Herbalife Nutrition Ltd. (a)	138,652	7,118,394
Inter Parfums, Inc.	28,479	2,065,867
Lifemd, Inc. (a)(b)	30,706	241,963
LifeVantage Corp. (a)	21,148	164,320
Mannatech, Inc.	422	14,053
MediFast, Inc.	18,479	4,211,364
Natural Alternatives International, Inc. (a)	1,931	30,394
Natural Health Trends Corp. (b)	15,505	103,573
Nature's Sunshine Products, Inc.	22,697	388,573
Nu Skin Enterprises, Inc. Class A	80,123	4,055,826
Revlon, Inc. (a)(b)	16,265	185,584
Summer Infant, Inc. (a)(b)	2,555	22,765
The Beauty Health Co. (a)	149,964	3,855,574
The Honest Co., Inc. (b)	44,122	449,162
USANA Health Sciences, Inc. (a)	18,350	1,780,501
Veru, Inc. (a)	88,157	786,360
		162,991,286
Tobacco - 0.6%
22nd Century Group, Inc. (a)	260,654	930,535
Altria Group, Inc.	2,937,558	147,553,538
Philip Morris International, Inc.	2,474,638	254,887,714
Turning Point Brands, Inc.	21,840	1,086,758
Universal Corp. (b)	39,521	1,999,763
Vector Group Ltd.	206,245	3,097,800
		409,556,108

TOTAL CONSUMER STAPLES		3,838,619,463

ENERGY - 2.4%
Energy Equipment & Services - 0.3%
Archrock, Inc.	221,194	1,698,770
Aspen Aerogels, Inc. (a)	44,213	1,934,319
Baker Hughes Co. Class A	1,152,142	26,245,795
Bristow Group, Inc. (a)	36,501	1,151,972
Cactus, Inc.	86,330	3,238,238
Championx Corp. (a)	299,800	6,994,334
Core Laboratories NV (b)	72,272	1,991,816
Dawson Geophysical Co. (a)	16,756	32,339
DMC Global, Inc. (a)	46,344	1,861,638
Dril-Quip, Inc. (a)	52,747	1,281,752
ENGlobal Corp. (a)(b)	22,963	49,370
Enservco Corp. (a)(b)	967	1,160
Exterran Corp. (a)	49,663	197,162
Forum Energy Technologies, Inc. (a)	6,537	125,837
Frank's International NV (a)(b)	204,296	588,372
FTS International, Inc. Class A (a)	14,763	327,886
Geospace Technologies Corp. (a)	18,281	178,240
Gulf Island Fabrication, Inc. (a)	16,117	70,592
Halliburton Co.	1,411,681	28,205,386
Helix Energy Solutions Group, Inc. (a)	222,819	837,799
Helmerich & Payne, Inc. (b)	171,933	4,628,436
Independence Contract Drilling, Inc. (a)	2,530	7,919
ION Geophysical Corp. (a)(b)	18,615	24,013
KLX Energy Services Holdings, Inc. (a)	7,463	47,465
Liberty Oilfield Services, Inc. Class A (a)	132,072	1,349,776
Mammoth Energy Services, Inc. (a)(b)	46,773	163,238
MIND Technology, Inc. (a)	16,422	33,337
Nabors Industries Ltd. (a)	11,119	937,776
Natural Gas Services Group, Inc. (a)	16,673	160,894
NCS Multistage Holdings, Inc. (a)	1,463	34,161
Newpark Resources, Inc. (a)	154,268	404,182
Nextier Oilfield Solutions, Inc. (a)	267,599	963,356
Nine Energy Service, Inc. (a)(b)	20,239	45,538
NOV, Inc. (a)	623,097	8,206,187
Oceaneering International, Inc. (a)	167,706	2,062,784
Oil States International, Inc. (a)	97,333	570,371
Patterson-UTI Energy, Inc.	309,541	2,402,038
Profire Energy, Inc. (a)	29,334	32,854
ProPetro Holding Corp. (a)	121,819	942,879
Ranger Energy Services, Inc. Class A (a)	3,186	23,353
RPC, Inc. (a)	97,866	374,827
Schlumberger Ltd.	2,218,241	62,199,478
SEACOR Marine Holdings, Inc. (a)(b)	36,271	155,603
Select Energy Services, Inc. Class A (a)	103,572	554,110
Smart Sand, Inc. (a)	29,122	71,058
Solaris Oilfield Infrastructure, Inc. Class A	51,951	385,996
Superior Drilling Products, Inc. (a)(b)	18,281	14,422
TechnipFMC PLC (a)	674,515	4,472,034
TETRA Technologies, Inc. (a)	184,288	597,093
Tidewater, Inc. (a)	63,015	724,673
Transocean Ltd. (United States) (a)(b)	925,086	3,293,306
U.S. Silica Holdings, Inc. (a)	118,181	1,037,629
U.S. Well Services, Inc. (a)(b)	32,438	26,560
		173,960,123
Oil, Gas & Consumable Fuels - 2.1%
Adams Resources & Energy, Inc.	5,219	157,666
Aemetis, Inc. (a)(b)	38,177	424,528
Alto Ingredients, Inc. (a)(b)	97,400	495,766
Altus Midstream Co.	5,123	333,917
American Resources Corp. (a)(b)	28,935	64,814
Amplify Energy Corp. (a)(b)	57,284	209,659
Antero Midstream GP LP	450,109	4,325,547
Antero Resources Corp. (a)	433,190	5,943,367
APA Corp.	603,034	11,747,102
Arch Resources, Inc. (a)	24,768	1,874,690
Barnwell Industries, Inc. (a)	2,008	4,940
Battalion Oil Corp. (a)	3,202	34,005
Berry Corp.	103,193	619,158
Bonanza Creek Energy, Inc.	28,264	1,098,904
Brigham Minerals, Inc. Class A	53,963	1,031,773
Cabot Oil & Gas Corp.	632,221	10,045,992
Callon Petroleum Co. (a)(b)	73,658	2,516,894
Camber Energy, Inc. (a)	1,375	690
Centennial Resource Development, Inc. Class A (a)(b)	298,555	1,522,631
Centrus Energy Corp. Class A (a)	14,033	405,694
Cheniere Energy, Inc.	368,002	32,185,455
Chevron Corp.	3,077,909	297,849,254
Cimarex Energy Co.	163,747	10,515,832
Clean Energy Fuels Corp. (a)(b)	182,225	1,445,044
CNX Resources Corp. (a)	338,275	3,842,804
Comstock Resources, Inc. (a)(b)	84,064	496,818
ConocoPhillips Co.	2,143,348	119,020,114
CONSOL Energy, Inc. (a)	51,003	1,164,398
Contango Oil & Gas Co. (a)(b)	199,857	725,481
Continental Resources, Inc.	100,040	3,929,571
CVR Energy, Inc.	47,964	690,682
Delek U.S. Holdings, Inc.	114,695	1,962,431
Denbury, Inc. (a)	78,325	5,508,597
Devon Energy Corp.	945,571	27,941,623
Diamondback Energy, Inc.	286,031	22,064,431
Dorian LPG Ltd.	50,344	665,548
DT Midstream, Inc.	153,790	7,146,621
Earthstone Energy, Inc. (a)	34,734	287,250
EOG Resources, Inc.	927,268	62,609,135
Epsilon Energy Ltd. (a)(b)	4,798	24,518
EQT Corp. (a)	441,156	8,086,389
Equitrans Midstream Corp.	639,387	5,581,849
Evolution Petroleum Corp.	44,969	187,521
Exxon Mobil Corp.	6,725,642	366,682,002
Falcon Minerals Corp.	69,442	308,322
Gevo, Inc. (a)(b)	292,321	1,821,160
Goodrich Petroleum Corp. (a)	18,445	299,731
Green Plains, Inc. (a)(b)	74,665	2,620,742
Hallador Energy Co. (a)	21,030	49,631
Hess Corp.	437,058	30,047,738
HollyFrontier Corp.	236,811	7,656,100
Houston American Energy Corp. (a)(b)	2,058	3,746
International Seaways, Inc.	66,704	1,147,309
Kinder Morgan, Inc.	3,088,920	50,256,728
Kosmos Energy Ltd. (a)	626,054	1,477,487
Laredo Petroleum, Inc. (a)(b)	13,824	746,911
Magnolia Oil & Gas Corp. Class A	236,222	3,703,961
Marathon Oil Corp.	1,239,422	14,563,209
Marathon Petroleum Corp.	1,016,774	60,264,195
Matador Resources Co.	175,694	5,051,203
Meta Materials, Inc. (a)(b)	94,545	439,634
Murphy Oil Corp. (b)	229,827	4,886,122
NACCO Industries, Inc. Class A	5,538	137,952
New Fortress Energy, Inc.	88,694	2,604,943
Nextdecade Corp. (a)	198,308	658,383
Northern Oil & Gas, Inc.	74,620	1,238,692
Oasis Petroleum, Inc.	33,608	2,910,117
Occidental Petroleum Corp.	1,336,021	34,322,379
ONEOK, Inc.	706,908	37,126,808
Overseas Shipholding Group, Inc. (a)	101,293	265,388
Ovintiv, Inc.	414,948	11,311,482
Par Pacific Holdings, Inc. (a)	70,672	1,165,381
PBF Energy, Inc. Class A (a)	150,245	1,562,548
PDC Energy, Inc.	160,269	6,691,231
Peabody Energy Corp. (a)	124,567	1,990,581
Penn Virginia Corp. (a)	21,818	451,633
Phillips 66 Co.	696,105	49,486,104
Phx Minerals, Inc. Class A	22,781	57,636
Pioneer Natural Resources Co.	369,587	55,316,086
PrimeEnergy Corp. (a)	89	4,457
Range Resources Corp. (a)	407,661	5,960,004
Renewable Energy Group, Inc. (a)	74,788	3,621,235
Rex American Resources Corp. (a)	8,974	760,636
Riley Exploration Permian, Inc. (b)	1,273	25,715
Ring Energy, Inc. (a)(b)	124,626	299,102
SandRidge Energy, Inc. (a)	51,200	455,680
SilverBow Resources, Inc. (a)	13,825	252,721
SM Energy Co.	176,375	3,368,763
Southwestern Energy Co. (a)	1,011,956	4,604,400
Stabilis Solutions, Inc. (a)	1,783	12,356
Talos Energy, Inc. (a)	47,408	587,859
Targa Resources Corp.	363,416	15,961,231
Tellurian, Inc. (a)(b)	322,224	1,027,895
Texas Pacific Land Corp.	12,297	16,720,723
The Williams Companies, Inc.	1,928,992	47,626,812
U.S. Energy Corp. (a)(b)	159	634
Uranium Energy Corp. (a)(b)	379,373	952,226
VAALCO Energy, Inc. (a)	66,191	162,168
Valero Energy Corp.	649,721	43,083,000
Vertex Energy, Inc. (a)(b)	42,965	323,956
Vine Energy, Inc. Class A	70,504	1,048,394
W&T Offshore, Inc. (a)	146,133	476,394
Whiting Petroleum Corp. (a)	61,484	2,886,674
World Fuel Services Corp.	101,570	3,286,805
		1,569,622,218

TOTAL ENERGY		1,743,582,341

FINANCIALS - 11.7%
Banks - 4.3%
1st Constitution Bancorp	12,298	275,598
1st Source Corp.	26,739	1,256,733
ACNB Corp.	13,074	376,662
Allegiance Bancshares, Inc.	31,930	1,186,838
Altabancorp	24,847	1,031,647
Amalgamated Financial Corp.	38,284	595,316
Amerant Bancorp, Inc. Class A (a)	38,591	1,025,363
American National Bankshares, Inc.	20,045	685,138
Ameris Bancorp	109,905	5,411,722
Ames National Corp.	10,393	243,300
Arrow Financial Corp.	21,439	790,027
Associated Banc-Corp.	245,797	5,068,334
Atlantic Capital Bancshares, Inc. (a)	42,760	1,036,075
Atlantic Union Bankshares Corp.	120,733	4,467,121
Auburn National Bancorp., Inc.	4,890	167,972
Banc of California, Inc.	69,214	1,243,776
BancFirst Corp.	30,870	1,746,007
Bancorp, Inc., Delaware (a)(b)	89,358	2,203,568
BancorpSouth Bank	148,548	4,356,913
Bank First National Corp.	9,550	678,050
Bank of America Corp.	11,990,052	500,584,671
Bank of Commerce Holdings	20,467	291,859
Bank of Hawaii Corp.	62,681	5,253,295
Bank of Marin Bancorp	23,833	862,755
Bank of South Carolina Corp.	520	10,790
Bank OZK	190,540	8,084,612
BankFinancial Corp.	24,120	279,792
BankUnited, Inc.	144,087	6,055,977
Bankwell Financial Group, Inc.	14,320	430,889
Banner Corp.	57,055	3,263,546
Bar Harbor Bankshares	21,082	577,647
BayCom Corp. (a)	21,291	368,547
BCB Bancorp, Inc.	16,139	239,987
Berkshire Hills Bancorp, Inc.	82,194	2,106,632
Blue Ridge Bankshares, Inc. (b)	60,637	1,076,307
BOK Financial Corp.	47,474	4,180,086
Brookline Bancorp, Inc., Delaware	128,696	1,926,579
Bryn Mawr Bank Corp.	32,182	1,313,026
Business First Bancshares, Inc.	27,291	652,801
Byline Bancorp, Inc.	39,282	966,337
C & F Financial Corp.	3,911	209,395
Cadence Bancorp Class A	200,285	4,308,130
California Bancorp, Inc. (a)	5,512	95,633
Cambridge Bancorp	9,633	825,933
Camden National Corp.	24,222	1,130,441
Capital Bancorp, Inc.	18,695	443,445
Capital City Bank Group, Inc.	19,094	442,790
Capstar Financial Holdings, Inc.	24,053	506,075
Carter Bankshares, Inc. (a)	39,560	482,236
Cathay General Bancorp	118,685	4,721,289
CB Financial Services, Inc.	5,665	131,428
CBTX, Inc.	31,753	864,317
Central Pacific Financial Corp.	48,171	1,219,208
Central Valley Community Bancorp	22,607	491,476
Century Bancorp, Inc. Class A (non-vtg.)	5,679	649,280
Chemung Financial Corp.	5,246	243,834
ChoiceOne Financial Services, Inc.	8,388	205,758
CIT Group, Inc.	158,169	8,765,726
Citigroup, Inc.	3,281,412	235,966,337
Citizens & Northern Corp.	25,247	633,447
Citizens Community Bancorp, Inc.	4,317	60,265
Citizens Financial Group, Inc.	670,633	29,367,019
Citizens Holding Co.	306	5,432
City Holding Co.	27,257	2,123,320
Civista Bancshares, Inc.	27,243	640,755
CNB Financial Corp., Pennsylvania	25,514	627,134
Coastal Financial Corp. of Washington (a)(b)	15,353	450,918
Codorus Valley Bancorp, Inc. (b)	17,470	386,961
Colony Bankcorp, Inc.	9,980	185,528
Columbia Banking Systems, Inc.	117,223	4,262,228
Comerica, Inc.	219,765	16,242,831
Commerce Bancshares, Inc.	166,698	11,788,883
Community Bank System, Inc.	88,923	6,580,302
Community Bankers Trust Corp.	33,248	372,710
Community Financial Corp.	6,525	233,334
Community Trust Bancorp, Inc.	27,110	1,129,403
Community West Bancshares	639	8,435
ConnectOne Bancorp, Inc.	55,514	1,588,256
Cortland Bancorp	180	4,858
County Bancorp, Inc.	7,793	283,198
CrossFirst Bankshares, Inc. (a)	90,504	1,196,463
Cullen/Frost Bankers, Inc.	88,356	10,092,022
Customers Bancorp, Inc. (a)	49,497	2,049,671
CVB Financial Corp.	208,541	4,245,895
Dime Community Bancshares, Inc.	92,313	3,046,329
Eagle Bancorp Montana, Inc.	4,689	103,814
Eagle Bancorp, Inc.	47,223	2,724,767
East West Bancorp, Inc.	226,148	16,585,694
Eastern Bankshares, Inc.	296,253	5,859,884
Emclaire Financial Corp.	238	6,402
Enterprise Bancorp, Inc.	10,967	370,136
Enterprise Financial Services Corp.	57,467	2,580,843
Equity Bancshares, Inc. (a)	23,831	764,498
Esquire Financial Holdings, Inc. (a)	9,982	259,532
Evans Bancorp, Inc.	7,119	278,709
Farmers & Merchants Bancorp, Inc.	13,108	298,338
Farmers National Banc Corp.	47,802	745,711
FB Financial Corp.	53,261	2,193,821
Fidelity D & D Bancorp, Inc.	5,673	306,058
Fifth Third Bancorp	1,112,911	43,247,721
Financial Institutions, Inc.	21,673	688,334
First Bancorp, North Carolina	48,134	2,010,076
First Bancorp, Puerto Rico	346,471	4,410,576
First Bancshares, Inc.	31,646	1,282,296
First Bank Hamilton New Jersey	17,697	235,724
First Busey Corp.	80,065	1,897,541
First Business Finance Services, Inc.	8,017	227,202
First Capital, Inc. (b)	5,994	254,146
First Citizens Bancshares, Inc. (b)	11,508	10,330,732
First Commonwealth Financial Corp.	159,996	2,163,146
First Community Bankshares, Inc.	21,968	686,280
First Community Corp.	13,413	273,223
First Financial Bancorp, Ohio	157,860	3,711,289
First Financial Bankshares, Inc.	254,306	12,110,052
First Financial Corp., Indiana	19,546	790,245
First Financial Northwest, Inc.	3,993	65,046
First Foundation, Inc.	63,597	1,528,236
First Guaranty Bancshares, Inc.	363	6,890
First Hawaiian, Inc.	204,496	5,707,483
First Horizon National Corp.	872,415	14,298,882
First Internet Bancorp	13,430	399,140
First Interstate Bancsystem, Inc.	57,304	2,524,814
First Merchants Corp.	88,585	3,645,273
First Mid-Illinois Bancshares, Inc.	24,706	1,010,475
First Midwest Bancorp, Inc., Delaware	170,940	3,201,706
First National Corp.	284	5,987
First Northwest Bancorp	20,578	387,690
First of Long Island Corp.	34,934	740,601
First Republic Bank	279,765	55,656,449
First Savings Financial Group, Inc.	2,434	211,807
First United Corp.	6,102	112,399
First Western Financial, Inc. (a)	10,890	294,683
Five Star Bancorp	9,306	222,227
Flushing Financial Corp.	42,344	970,948
FNB Corp., Pennsylvania	502,187	5,865,544
FNCM Bancorp, Inc.	19,280	150,962
Franklin Financial Services Corp.	7,585	240,520
Fulton Financial Corp.	259,700	4,116,245
FVCBankcorp, Inc. (a)	20,878	412,967
German American Bancorp, Inc.	38,770	1,448,447
Glacier Bancorp, Inc.	153,109	8,154,585
Great Southern Bancorp, Inc.	19,976	1,088,093
Great Western Bancorp, Inc.	88,343	2,735,099
Guaranty Bancshares, Inc. Texas	16,206	556,190
Hancock Whitney Corp.	135,055	6,207,128
Hanmi Financial Corp.	52,122	1,004,912
HarborOne Bancorp, Inc.	87,577	1,237,463
Hawthorn Bancshares, Inc.	7,607	173,896
HBT Financial, Inc.	18,682	305,451
Heartland Financial U.S.A., Inc.	89,477	4,208,103
Heritage Commerce Corp.	92,495	1,042,419
Heritage Financial Corp., Washington (b)	58,219	1,481,674
Hilltop Holdings, Inc.	100,854	3,375,583
Home Bancshares, Inc.	242,188	5,364,464
HomeTrust Bancshares, Inc.	25,888	720,204
Hope Bancorp, Inc.	320,243	4,416,151
Horizon Bancorp, Inc. Indiana	69,865	1,247,090
Howard Bancorp, Inc. (a)	24,716	491,848
Huntington Bancshares, Inc.	2,336,211	36,281,357
Independent Bank Corp.	39,714	831,611
Independent Bank Corp., Massachusetts	52,921	4,059,041
Independent Bank Group, Inc.	57,936	4,080,432
International Bancshares Corp.	91,809	3,844,961
Investar Holding Corp.	17,521	394,047
Investors Bancorp, Inc.	339,404	4,856,871
JPMorgan Chase & Co.	4,813,048	769,847,028
KeyCorp	1,528,264	31,054,324
Lakeland Bancorp, Inc.	83,124	1,403,133
Lakeland Financial Corp. (b)	42,143	2,798,717
Landmark Bancorp, Inc.	1,904	52,703
LCNB Corp.	17,540	306,599
Level One Bancorp, Inc.	9,927	266,441
Live Oak Bancshares, Inc.	49,825	3,049,788
M&T Bank Corp.	203,123	28,439,251
Macatawa Bank Corp.	33,702	276,693
Mackinac Financial Corp.	9,259	195,920
Mainstreet Bancshares, Inc. (a)	12,877	300,678
Malvern Bancorp, Inc. (a)	4,574	84,482
Mercantile Bank Corp.	23,539	734,417
Meridian Bank/Malvern, PA	3,568	104,507
Metrocity Bankshares, Inc.	22,856	473,348
Metropolitan Bank Holding Corp. (a)	12,596	986,267
Mid Penn Bancorp, Inc.	10,648	283,130
Middlefield Banc Corp.	10,954	260,705
Midland States Bancorp, Inc.	31,243	790,448
MidWestOne Financial Group, Inc.	20,987	616,178
MVB Financial Corp.	16,558	654,703
National Bank Holdings Corp.	45,648	1,711,800
National Bankshares, Inc.	10,351	382,573
NBT Bancorp, Inc.	71,469	2,562,878
Nicolet Bankshares, Inc. (a)	15,863	1,212,092
Northeast Bank	10,980	359,485
Northrim Bancorp, Inc.	11,189	469,602
Norwood Financial Corp.	9,528	242,964
Oak Valley Bancorp Oakdale California	6,546	114,228
OceanFirst Financial Corp.	94,375	2,006,413
OFG Bancorp	85,671	2,039,827
Ohio Valley Banc Corp.	2,970	80,190
Old National Bancorp, Indiana	270,777	4,511,145
Old Point Financial Corp.	1,571	35,049
Old Second Bancorp, Inc.	33,430	393,137
Origin Bancorp, Inc.	32,658	1,343,877
Orrstown Financial Services, Inc.	17,921	427,595
Pacific Mercantile Bancorp (a)	23,933	210,850
Pacific Premier Bancorp, Inc.	152,779	6,105,049
PacWest Bancorp	186,368	7,929,958
Park National Corp.	22,705	2,661,934
Parke Bancorp, Inc.	12,173	249,790
PCB Bancorp	21,803	414,693
Peapack-Gladstone Financial Corp.	27,332	910,429
Penns Woods Bancorp, Inc.	11,259	267,176
Peoples Bancorp of North Carolina	5,200	146,640
Peoples Bancorp, Inc.	27,164	848,603
Peoples Financial Services Corp.	8,614	397,019
Peoples United Financial, Inc.	663,062	10,894,109
Pinnacle Financial Partners, Inc.	120,915	11,719,082
Plumas Bancorp	2,830	91,296
PNC Financial Services Group, Inc.	673,278	128,663,426
Popular, Inc.	134,016	10,177,175
Preferred Bank, Los Angeles	21,696	1,386,157
Premier Financial Bancorp, Inc.	22,021	396,598
Primis Financial Corp.	27,408	410,846
Professional Holdings Corp. (A Shares) (a)	18,961	364,999
Prosperity Bancshares, Inc.	148,493	10,376,691
QCR Holdings, Inc.	24,595	1,277,710
RBB Bancorp	15,932	410,090
Red River Bancshares, Inc.	5,460	273,874
Regions Financial Corp.	1,527,607	31,209,011
Reliant Bancorp, Inc.	17,943	520,347
Renasant Corp.	93,780	3,291,678
Republic Bancorp, Inc., Kentucky Class A	15,393	771,651
Republic First Bancorp, Inc. (a)	81,890	273,513
Richmond Mutual Bancorp., Inc.	20,641	315,394
Riverview Financial Corp. (a)	5,652	70,028
S&T Bancorp, Inc.	63,512	1,892,658
Salisbury Bancorp, Inc.	2,005	102,736
Sandy Spring Bancorp, Inc.	74,560	3,248,579
SB Financial Group, Inc.	4,868	88,938
Seacoast Banking Corp., Florida	88,793	2,836,048
Select Bancorp, Inc. (a)	33,142	548,832
ServisFirst Bancshares, Inc.	73,654	5,407,677
Shore Bancshares, Inc.	14,735	260,810
Sierra Bancorp	20,538	522,076
Signature Bank	91,723	23,786,526
Silvergate Capital Corp. (a)	32,395	3,659,987
Simmons First National Corp. Class A	174,890	5,080,555
SmartFinancial, Inc.	23,763	593,600
Sound Financial Bancorp, Inc. (b)	404	17,578
South Plains Financial, Inc.	9,135	211,932
South State Corp.	112,921	7,744,122
Southern First Bancshares, Inc. (a)	13,815	704,289
Southside Bancshares, Inc. (b)	52,721	1,987,054
Spirit of Texas Bancshares, Inc.	21,188	501,096
Sterling Bancorp	304,216	6,963,504
Stock Yards Bancorp, Inc.	34,128	1,760,322
Summit Financial Group, Inc.	14,847	355,437
Summit State Bank	418	6,395
SVB Financial Group (a)	93,123	52,102,319
Synovus Financial Corp.	234,093	10,089,408
Texas Capital Bancshares, Inc. (a)	78,211	5,317,566
The Bank of Princeton	13,350	407,175
The First Bancorp, Inc.	12,659	375,846
Tompkins Financial Corp.	19,976	1,589,890
TowneBank	104,629	3,188,046
Trico Bancshares	43,839	1,733,832
TriState Capital Holdings, Inc. (a)	41,984	848,497
Triumph Bancorp, Inc. (a)	38,327	3,151,246
Truist Financial Corp.	2,133,376	121,730,435
Trustmark Corp.	102,660	3,246,109
U.S. Bancorp	2,147,283	123,232,571
UMB Financial Corp.	67,817	6,210,681
Umpqua Holdings Corp.	339,391	6,607,943
Union Bankshares, Inc. (b)	1,567	51,946
United Bancorp, Inc.	496	7,514
United Bancshares, Inc.	425	12,665
United Bankshares, Inc., West Virginia	210,690	7,654,368
United Community Bank, Inc.	142,470	4,298,320
United Security Bancshares, California	17,486	143,385
Unity Bancorp, Inc.	8,532	194,956
Univest Corp. of Pennsylvania	49,540	1,341,543
Valley National Bancorp	713,929	9,309,634
Veritex Holdings, Inc.	77,139	2,771,604
Virginia National Bank Corp.	2,545	95,183
Washington Trust Bancorp, Inc.	25,196	1,341,939
Webster Financial Corp.	141,979	7,172,779
Wells Fargo & Co.	6,572,845	300,379,017
WesBanco, Inc.	103,697	3,525,698
West Bancorp., Inc. (b)	30,143	922,074
Westamerica Bancorp.	42,832	2,430,288
Western Alliance Bancorp.	165,085	16,105,693
Wintrust Financial Corp.	89,751	6,716,965
Zions Bancorp NA	262,376	15,191,570
		3,132,149,094
Capital Markets - 3.2%
Affiliated Managers Group, Inc.	67,270	11,443,300
Ameriprise Financial, Inc.	184,369	50,316,144
Apollo Global Management LLC Class A (b)	333,840	19,956,955
Ares Management Corp.	178,253	13,757,567
Artisan Partners Asset Management, Inc.	97,499	5,066,048
Ashford, Inc. (a)	2,235	36,878
Assetmark Financial Holdings, Inc. (a)	37,000	994,190
Associated Capital Group, Inc.	5,126	188,996
B. Riley Financial, Inc.	27,652	1,812,312
Bank of New York Mellon Corp.	1,282,406	70,814,459
BGC Partners, Inc. Class A	525,250	2,705,038
BlackRock, Inc. Class A	226,016	213,198,633
Blucora, Inc. (a)	80,680	1,323,959
BrightSphere Investment Group, Inc.	93,860	2,552,053
Carlyle Group LP	182,356	9,004,739
Cboe Global Markets, Inc.	169,306	21,357,952
Charles Schwab Corp.	2,387,943	173,961,648
CME Group, Inc.	570,298	115,040,513
Cohen & Co., Inc. (b)	486	10,901
Cohen & Steers, Inc.	39,970	3,505,769
Coinbase Global, Inc. (a)(b)	42,445	10,993,255
Cowen Group, Inc. Class A	44,103	1,589,472
Diamond Hill Investment Group, Inc.	5,542	1,014,352
Donnelley Financial Solutions, Inc. (a)	44,885	1,496,915
Evercore, Inc. Class A	65,529	9,150,470
FactSet Research Systems, Inc.	60,192	22,886,202
Federated Hermes, Inc.	144,121	4,875,613
Focus Financial Partners, Inc. Class A (a)	78,551	4,075,226
Franklin Resources, Inc.	427,825	13,878,643
GAMCO Investors, Inc. Class A	5,653	154,383
GCM Grosvenor, Inc. Class A	86,484	961,702
Goldman Sachs Group, Inc.	540,287	223,414,077
Greenhill & Co., Inc.	26,471	390,183
Hamilton Lane, Inc. Class A	51,444	4,427,785
Heritage Global, Inc. (a)	17,766	36,598
Houlihan Lokey	80,425	7,254,335
Interactive Brokers Group, Inc.	129,364	8,362,089
Intercontinental Exchange, Inc.	892,802	106,716,623
Invesco Ltd.	593,717	15,032,914
Janus Henderson Group PLC	271,270	11,762,267
Jefferies Financial Group, Inc.	320,352	11,840,210
KKR & Co. LP	925,362	59,491,523
Lazard Ltd. Class A	176,687	8,374,964
LPL Financial	126,957	18,770,592
Manning & Napier, Inc. Class A	15,374	149,282
MarketAxess Holdings, Inc.	60,335	28,714,633
Moelis & Co. Class A	95,979	5,945,899
Moody's Corp.	255,644	97,341,566
Morgan Stanley	2,364,405	246,914,814
Morningstar, Inc.	34,002	9,112,196
MSCI, Inc.	130,849	83,034,158
NASDAQ, Inc.	181,613	35,556,193
Northern Trust Corp.	330,632	39,186,505
Open Lending Corp. (a)	156,820	5,797,635
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,722	639,308
Piper Jaffray Companies	23,798	3,401,210
PJT Partners, Inc.	39,020	3,081,800
Pzena Investment Management, Inc.	24,334	265,484
Raymond James Financial, Inc.	192,830	26,976,917
S&P Global, Inc.	382,492	169,757,599
Safeguard Scientifics, Inc. (a)(b)	30,517	239,253
Sculptor Capital Management, Inc. Class A	34,842	986,029
SEI Investments Co.	188,668	11,850,237
Siebert Financial Corp. (a)(b)	8,951	34,103
Silvercrest Asset Management Group Class A	12,013	195,091
State Street Corp.	551,905	51,277,494
StepStone Group, Inc. Class A	41,159	1,970,281
Stifel Financial Corp.	168,232	11,624,831
StoneX Group, Inc. (a)	26,963	1,879,051
T. Rowe Price Group, Inc.	359,658	80,516,636
The Blackstone Group LP	1,089,446	136,976,046
Tradeweb Markets, Inc. Class A	168,594	14,669,364
U.S. Global Investors, Inc. Class A	16,788	106,100
Victory Capital Holdings, Inc.	28,132	985,464
Virtu Financial, Inc. Class A	123,253	3,017,233
Virtus Investment Partners, Inc.	11,542	3,609,183
Westwood Holdings Group, Inc.	11,777	262,392
WisdomTree Investments, Inc. (b)	197,978	1,249,241
		2,341,321,675
Consumer Finance - 0.7%
Ally Financial, Inc.	587,300	31,068,170
American Express Co.	1,033,773	171,564,967
Atlanticus Holdings Corp. (a)	8,957	575,039
Capital One Financial Corp.	714,631	118,607,307
Consumer Portfolio Services, Inc. (a)	9,498	54,329
Credit Acceptance Corp. (a)(b)	18,328	10,624,375
CURO Group Holdings Corp. (b)	22,644	370,682
Discover Financial Services	483,454	61,988,472
Elevate Credit, Inc. (a)	23,656	83,033
Encore Capital Group, Inc. (a)(b)	49,643	2,442,932
Enova International, Inc. (a)	58,336	1,923,921
EZCORP, Inc. (non-vtg.) Class A (a)(b)	87,514	602,971
First Cash Financial Services, Inc.	64,527	5,529,319
Green Dot Corp. Class A (a)	87,731	4,583,067
LendingClub Corp. (a)	169,530	5,265,602
LendingTree, Inc. (a)(b)	17,104	2,850,040
Medallion Financial Corp. (a)	35,405	302,005
Navient Corp.	284,761	6,609,303
Nelnet, Inc. Class A	34,550	2,794,404
Nicholas Financial, Inc. (a)	4,023	46,586
OneMain Holdings, Inc.	167,889	9,709,021
Oportun Financial Corp. (a)	29,210	737,553
PRA Group, Inc. (a)	72,410	3,041,220
PROG Holdings, Inc.	108,551	5,136,633
Regional Management Corp.	15,004	891,688
Santander Consumer U.S.A. Holdings, Inc.	111,461	4,651,268
SLM Corp.	508,893	9,541,744
Synchrony Financial	855,258	42,549,086
Upstart Holdings, Inc.	27,618	6,327,836
World Acceptance Corp. (a)	6,665	1,265,484
		511,738,057
Diversified Financial Services - 1.2%
A-Mark Precious Metals, Inc. (b)	13,206	640,623
Alerus Financial Corp.	61,409	1,833,673
Berkshire Hathaway, Inc. Class B (a)	3,014,937	861,578,546
Cannae Holdings, Inc. (a)	134,293	4,286,633
Equitable Holdings, Inc.	668,536	20,731,301
Marlin Business Services Corp.	17,786	395,739
SWK Holdings Corp. (a)	23,388	463,082
Voya Financial, Inc.	194,804	12,658,364
		902,587,961
Insurance - 2.0%
AFLAC, Inc.	999,636	56,659,368
Alleghany Corp. (a)	22,226	15,040,112
Allstate Corp.	473,329	64,031,947
AMBAC Financial Group, Inc. (a)	75,325	1,061,329
American Equity Investment Life Holding Co.	137,379	4,353,541
American Financial Group, Inc.	108,561	14,974,904
American International Group, Inc.	1,356,447	74,007,748
American National Group, Inc.	15,553	2,993,953
Amerisafe, Inc.	31,043	1,786,525
Aon PLC	358,228	102,761,284
Arch Capital Group Ltd. (a)	640,743	26,334,537
Argo Group International Holdings, Ltd.	54,317	2,873,369
Arthur J. Gallagher & Co.	325,640	46,768,417
Assurant, Inc.	96,066	16,341,787
Assured Guaranty Ltd.	121,110	6,038,545
Athene Holding Ltd. (a)	196,203	13,139,715
Axis Capital Holdings Ltd.	129,181	6,610,192
Brighthouse Financial, Inc. (a)	140,348	6,871,438
Brown & Brown, Inc.	374,446	21,736,590
BRP Group, Inc. (a)	75,431	2,839,977
Chubb Ltd.	712,877	131,112,338
Cincinnati Financial Corp.	236,960	29,240,864
Citizens, Inc. Class A (a)(b)	89,803	536,124
CNA Financial Corp.	59,208	2,625,875
CNO Financial Group, Inc.	205,023	5,014,863
Crawford & Co.:
Class A	27,890	278,063
Class B	22,240	210,168
Donegal Group, Inc. Class A	23,026	346,772
eHealth, Inc. (a)	42,225	1,631,996
Employers Holdings, Inc.	40,541	1,669,073
Enstar Group Ltd. (a)	20,969	4,836,919
Erie Indemnity Co. Class A	40,408	7,155,853
Everest Re Group Ltd.	63,357	16,783,269
Fednat Holding Co.	13,703	35,491
Fidelity National Financial, Inc.	458,268	22,377,226
First American Financial Corp.	173,669	12,248,875
Genworth Financial, Inc. Class A (a)	806,448	3,024,180
Globe Life, Inc.	149,866	14,397,627
GoHealth, Inc. (a)	78,411	381,077
Goosehead Insurance (b)	26,316	3,862,662
Greenlight Capital Re, Ltd. (a)	42,996	362,456
Hallmark Financial Services, Inc. (a)	25,240	94,902
Hanover Insurance Group, Inc.	57,030	8,058,909
Hartford Financial Services Group, Inc.	564,029	37,914,029
HCI Group, Inc. (b)	12,326	1,376,321
Heritage Insurance Holdings, Inc.	42,724	299,068
Horace Mann Educators Corp.	69,703	2,857,823
Independence Holding Co. (b)	11,293	564,424
Investors Title Co.	2,136	409,813
James River Group Holdings Ltd.	61,647	2,267,993
Kemper Corp.	97,199	6,667,851
Kingstone Companies, Inc.	8,338	59,617
Kinsale Capital Group, Inc.	34,277	6,233,272
Lemonade, Inc. (a)(b)	27,473	2,075,310
Lincoln National Corp.	282,928	19,423,007
Loews Corp.	355,808	19,878,993
Maiden Holdings Ltd. (a)	88,227	276,151
Markel Corp. (a)	21,873	27,784,178
Marsh & McLennan Companies, Inc.	807,538	126,944,974
MBIA, Inc. (a)(b)	87,611	980,367
Mercury General Corp.	42,951	2,564,604
MetLife, Inc.	1,186,630	73,571,060
MetroMile, Inc. (a)(b)	127,682	510,728
National Western Life Group, Inc.	3,737	828,343
NI Holdings, Inc. (a)	9,696	189,266
Old Republic International Corp.	443,547	11,532,222
Oscar Health, Inc. (a)	74,934	1,168,221
Palomar Holdings, Inc. (a)	35,108	3,152,698
Primerica, Inc.	63,534	9,716,890
Principal Financial Group, Inc.	399,755	26,707,632
ProAssurance Corp.	85,084	2,169,642
Progressive Corp.	928,720	89,472,885
Prudential Financial, Inc.	622,028	65,860,325
Reinsurance Group of America, Inc.	107,421	12,441,500
RenaissanceRe Holdings Ltd.	78,467	12,298,133
RLI Corp.	65,118	7,112,839
Root, Inc. (b)	112,066	722,826
Safety Insurance Group, Inc.	23,962	1,948,350
Selective Insurance Group, Inc.	96,816	8,090,913
Selectquote, Inc. (a)	66,401	634,130
Siriuspoint Ltd. (a)(b)	134,616	1,320,583
State Auto Financial Corp.	29,642	1,499,292
Stewart Information Services Corp.	42,215	2,657,434
The Travelers Companies, Inc.	399,520	63,807,339
Tiptree, Inc.	23,381	236,382
Trean Insurance Group, Inc. (a)	16,133	164,718
Trupanion, Inc. (a)(b)	52,730	4,829,013
United Fire Group, Inc.	35,716	927,187
United Insurance Holdings Corp.	35,027	133,453
Universal Insurance Holdings, Inc.	51,387	731,751
Unum Group	322,320	8,580,158
W.R. Berkley Corp.	223,353	16,820,714
White Mountains Insurance Group Ltd.	4,999	5,602,929
Willis Towers Watson PLC	204,682	45,177,411
		1,492,705,622
Mortgage Real Estate Investment Trusts - 0.2%
Acres Commercial Realty Corp.	14,835	249,525
AG Mortgage Investment Trust, Inc.	17,378	188,204
AGNC Investment Corp.	837,081	13,652,791
Annaly Capital Management, Inc.	2,192,215	19,050,348
Apollo Commercial Real Estate Finance, Inc.	205,384	3,193,721
Arbor Realty Trust, Inc.	187,529	3,428,030
Ares Commercial Real Estate Corp.	77,869	1,228,773
Arlington Asset Investment Corp. (a)	71,308	265,979
Armour Residential REIT, Inc.	103,548	1,124,531
Blackstone Mortgage Trust, Inc.	230,470	7,561,721
BrightSpire Capital, Inc.	140,374	1,406,547
Broadmark Realty Capital, Inc.	191,948	2,017,373
Capstead Mortgage Corp.	181,055	1,247,469
Cherry Hill Mortgage Investment Corp.	22,382	204,124
Chimera Investment Corp.	375,131	5,747,007
Dynex Capital, Inc.	47,445	842,623
Ellington Financial LLC	65,733	1,217,375
Ellington Residential Mortgage REIT	11,126	128,060
Granite Point Mortgage Trust, Inc.	87,209	1,199,996
Great Ajax Corp.	33,856	478,385
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	123,933	7,481,835
Invesco Mortgage Capital, Inc.	573,020	1,787,822
KKR Real Estate Finance Trust, Inc.	41,234	879,521
Ladder Capital Corp. Class A	211,785	2,416,467
Lument Finance Trust, Inc.	4,306	17,698
MFA Financial, Inc.	700,232	3,361,114
New Residential Investment Corp.	744,442	8,129,307
New York Mortgage Trust, Inc.	576,914	2,549,960
Nexpoint Real Estate Finance, Inc.	6,339	135,972
Orchid Island Capital, Inc. (b)	159,433	800,354
PennyMac Mortgage Investment Trust	163,219	3,168,081
Ready Capital Corp.	94,290	1,443,580
Redwood Trust, Inc.	178,481	2,225,658
Sachem Capital Corp.	24,185	117,055
Starwood Property Trust, Inc.	460,172	11,872,438
TPG RE Finance Trust, Inc.	89,006	1,121,476
Tremont Mortgage Trust	13,468	78,653
Two Harbors Investment Corp.	492,376	3,249,682
Western Asset Mortgage Capital Corp.	75,043	208,620
		115,477,875
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)	83,691	4,057,340
Bridgewater Bancshares, Inc. (a)	40,020	654,327
Capitol Federal Financial, Inc.	318,773	3,678,640
Cf Bankshares, Inc.	105	2,001
Columbia Financial, Inc. (a)	86,235	1,554,817
ESSA Bancorp, Inc.	14,301	239,113
Essent Group Ltd.	181,175	8,529,719
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	16,148	1,580,889
FFBW, Inc. (a)	619	7,119
Finance of America Companies, Inc. (a)	23,514	129,327
Flagstar Bancorp, Inc.	75,703	3,744,270
FS Bancorp, Inc.	13,648	466,352
Greene County Bancorp, Inc.	224	7,034
Guild Holdings Co. Class A (b)	3,409	49,260
Hingham Institution for Savings	2,412	782,694
HMN Financial, Inc. (a)	429	10,004
Home Bancorp, Inc.	10,333	386,661
HomeStreet, Inc.	39,908	1,630,242
Impac Mortgage Holdings, Inc. (a)(b)	16,166	22,471
Kearny Financial Corp.	133,106	1,689,115
loanDepot, Inc. (b)	5,024	41,348
Luther Burbank Corp.	21,747	282,059
Merchants Bancorp	24,057	882,170
Meridian Bancorp, Inc. Maryland	91,079	1,892,622
Meta Financial Group, Inc.	55,510	2,730,537
MGIC Investment Corp.	535,832	8,182,155
Mr. Cooper Group, Inc. (a)	114,661	4,458,020
New York Community Bancorp, Inc.	717,060	8,977,591
NMI Holdings, Inc. (a)	135,399	3,055,955
Northfield Bancorp, Inc.	70,790	1,196,351
Northwest Bancshares, Inc.	197,345	2,569,432
Ocwen Financial Corp. (a)	10,664	301,791
OP Bancorp	28,065	282,615
PCSB Financial Corp.	32,661	595,410
PDL Community Bancorp (a)	12,371	169,606
PennyMac Financial Services, Inc.	64,117	4,266,986
Pioneer Bancorp, Inc. (a)	18,130	222,818
Premier Financial Corp.	64,269	1,953,778
Provident Bancorp, Inc.	18,220	295,711
Provident Financial Holdings, Inc.	2,162	37,619
Provident Financial Services, Inc.	106,138	2,342,466
Prudential Bancorp, Inc.	3,877	57,380
Radian Group, Inc.	303,717	7,176,833
Randolph Bancorp, Inc. (a)	557	11,201
Riverview Bancorp, Inc.	36,754	269,774
Rocket Companies, Inc. (b)	223,000	3,869,050
Security National Financial Corp. Class A	25,484	234,453
Severn Bancorp, Inc.	6,426	80,004
Southern Missouri Bancorp, Inc.	9,308	419,977
Sterling Bancorp, Inc. (a)	31,816	168,943
Territorial Bancorp, Inc.	9,340	236,209
TFS Financial Corp.	70,282	1,404,937
Timberland Bancorp, Inc.	9,834	285,579
Trustco Bank Corp., New York	31,580	1,013,402
UWM Holdings Corp. Class A	124,723	916,714
Velocity Financial, Inc. (a)	9,380	120,721
Walker & Dunlop, Inc.	46,520	5,166,046
Washington Federal, Inc.	115,043	3,830,932
Waterstone Financial, Inc.	41,989	851,537
Western New England Bancorp, Inc.	30,118	258,412
William Penn Bancorp, Inc. (b)	14,888	178,656
WSFS Financial Corp.	77,916	3,538,166
		104,047,361

TOTAL FINANCIALS		8,600,027,645

HEALTH CARE - 13.5%
Biotechnology - 2.6%
180 Life Sciences Corp. (a)(b)	16,519	97,297
4D Molecular Therapeutics, Inc.	18,355	560,745
89Bio, Inc. (a)(b)	12,416	229,820
AbbVie, Inc.	2,806,364	338,952,644
Abeona Therapeutics, Inc. (a)(b)	99,135	130,858
ACADIA Pharmaceuticals, Inc. (a)(b)	184,604	3,232,416
Acceleron Pharma, Inc. (a)	84,150	11,266,002
Achieve Life Sciences, Inc. (a)(b)	12,876	107,515
Acorda Therapeutics, Inc. (a)(b)	10,397	43,979
Actinium Pharmaceuticals, Inc. (a)(b)	26,708	162,385
Adamas Pharmaceuticals, Inc. (a)(b)	68,647	323,327
Adicet Bio, Inc. (a)	18,261	152,479
Adicet Bio, Inc. rights (a)(c)	3,198	0
ADMA Biologics, Inc. (a)	164,905	220,973
Advaxis, Inc. (a)	79,002	37,076
Adverum Biotechnologies, Inc. (a)	128,644	312,605
Aeglea BioTherapeutics, Inc. (a)	48,938	354,801
Aevi Genomic Medicine, Inc. rights (a)(c)	29,385	989
Agenus, Inc. (a)(b)	277,797	1,714,007
AgeX Therapeutics, Inc. (a)(b)	24,431	25,164
Agios Pharmaceuticals, Inc. (a)	97,461	4,354,557
Aikido Pharma, Inc. (a)	126,118	104,047
Aileron Therapeutics, Inc. (a)	48,109	55,325
AIM ImmunoTech, Inc. (a)(b)	36,509	75,209
Akebia Therapeutics, Inc. (a)(b)	246,612	725,039
Akero Therapeutics, Inc. (a)(b)	25,258	599,625
Akouos, Inc. (a)(b)	39,152	465,517
Albireo Pharma, Inc. (a)(b)	26,039	795,491
Aldeyra Therapeutics, Inc. (a)	83,344	790,935
Alector, Inc. (a)	83,925	2,268,493
Aligos Therapeutics, Inc. (b)	17,896	305,127
Alkermes PLC (a)	250,176	7,820,502
Allakos, Inc. (a)	51,531	4,594,504
Allena Pharmaceuticals, Inc. (a)	13,108	13,370
Allogene Therapeutics, Inc. (a)(b)	106,597	2,542,338
Allovir, Inc. (a)(b)	35,909	691,248
Alnylam Pharmaceuticals, Inc. (a)	185,844	37,434,557
Alpine Immune Sciences, Inc. (a)(b)	12,325	117,211
Altimmune, Inc. (a)(b)	45,392	680,426
ALX Oncology Holdings, Inc. (a)(b)	19,283	1,349,810
Amgen, Inc.	911,767	205,630,812
Amicus Therapeutics, Inc. (a)	416,584	4,744,892
AnaptysBio, Inc. (a)(b)	40,835	1,045,784
Anavex Life Sciences Corp. (a)(b)	108,558	2,115,795
Anika Therapeutics, Inc. (a)	21,739	937,603
Anixa Biosciences, Inc. (a)(b)	52,257	292,639
Annexon, Inc. (a)	32,908	538,046
Annovis Bio, Inc. (a)(b)	7,008	264,482
Apellis Pharmaceuticals, Inc. (a)	106,806	7,033,175
Applied Genetic Technologies Corp. (a)(b)	45,693	162,210
Applied Molecular Transport, Inc. (a)	28,241	849,207
Applied Therapeutics, Inc. (a)	23,151	363,702
Aprea Therapeutics, Inc. (a)(b)	16,675	77,039
Aptevo Therapeutics, Inc. (a)	5,943	106,677
Aptinyx, Inc. (a)(b)	41,124	106,922
AquaBounty Technologies, Inc. (a)	111,133	514,546
AquaMed Technologies, Inc. (a)(c)	439	0
Aravive, Inc. (a)(b)	19,699	85,100
Arbutus Biopharma Corp. (a)(b)	96,139	329,757
Arcturus Therapeutics Holdings, Inc. (a)(b)	32,952	1,806,099
Arcus Biosciences, Inc. (a)(b)	70,724	2,063,019
Arcutis Biotherapeutics, Inc. (a)	40,575	858,973
Ardelyx, Inc. (a)(b)	98,718	139,192
Arena Pharmaceuticals, Inc. (a)	99,397	5,260,089
Arrowhead Pharmaceuticals, Inc. (a)	163,490	10,973,449
Assembly Biosciences, Inc. (a)	45,323	172,227
Atara Biotherapeutics, Inc. (a)	134,579	2,015,993
Athenex, Inc. (a)(b)	104,505	381,443
Athersys, Inc. (a)(b)	313,863	527,290
Atossa Therapeutics, Inc. (a)(b)	182,911	695,062
Atreca, Inc. (a)(b)	36,913	216,679
aTyr Pharma, Inc. (a)	10,629	58,619
AVEO Pharmaceuticals, Inc. (a)	37,534	240,593
Avid Bioservices, Inc. (a)(b)	93,173	2,258,514
Avidity Biosciences, Inc. (a)(b)	37,352	853,120
Avita Medical, Inc. (a)	40,787	824,305
AVROBIO, Inc. (a)	47,959	319,407
Axcella Health, Inc. (a)	4,603	16,801
AzurRx BioPharma, Inc. (a)(b)	59,122	37,188
Beam Therapeutics, Inc. (a)	46,910	5,203,257
Bellicum Pharmaceuticals, Inc. (a)(b)	5,352	16,217
Bio Path Holdings, Inc. (a)(b)	3,392	19,267
BioAtla, Inc. (b)	20,456	840,537
Biocept, Inc. (a)(b)	14,680	53,142
BioCryst Pharmaceuticals, Inc. (a)(b)	276,708	4,405,191
Biogen, Inc. (a)	238,963	80,986,950
Biohaven Pharmaceutical Holding Co. Ltd. (a)	88,221	11,578,124
BioMarin Pharmaceutical, Inc. (a)	290,477	24,461,068
Biomea Fusion, Inc. (a)	12,070	168,377
BioXcel Therapeutics, Inc. (a)(b)	26,766	788,259
Black Diamond Therapeutics, Inc. (a)(b)	21,709	219,261
bluebird bio, Inc. (a)(b)	103,400	1,892,220
Blueprint Medicines Corp. (a)	92,967	8,671,032
Bolt Biotherapeutics, Inc. (b)	21,951	389,850
BrainStorm Cell Therpeutic, Inc. (a)(b)	47,807	165,890
Brickell Biotech, Inc. (a)	93,690	69,190
BridgeBio Pharma, Inc. (a)(b)	155,884	7,811,347
Brooklyn ImmunoTherapeutics, Inc. (a)(b)	39,014	470,899
C4 Therapeutics, Inc. (b)	21,414	859,344
Cabaletta Bio, Inc. (a)(b)	14,463	147,233
Calithera Biosciences, Inc. (a)(b)	84,763	207,669
Calyxt, Inc. (a)	14,780	58,085
Capricor Therapeutics, Inc. (a)	27,617	138,361
Cardiff Oncology, Inc. (a)	38,271	280,526
CareDx, Inc. (a)	84,337	6,180,215
CASI Pharmaceuticals, Inc. (a)	146,787	234,859
Catabasis Pharmaceuticals, Inc. (a)	2,976	29,671
Catalyst Biosciences, Inc. (a)	35,667	163,355
Catalyst Pharmaceutical Partners, Inc. (a)	146,497	807,198
Cel-Sci Corp. (a)	61,096	707,492
Celcuity, Inc. (a)(b)	12,131	266,882
Celldex Therapeutics, Inc. (a)	71,515	3,765,265
Cellectar Biosciences, Inc. (a)(b)	56,511	57,641
Celsion Corp. (a)	120,235	127,449
Cerevel Therapeutics Holdings (a)	115,860	3,668,128
Checkpoint Therapeutics, Inc. (a)(b)	111,216	358,116
ChemoCentryx, Inc. (a)(b)	81,917	1,295,108
Chimerix, Inc. (a)	127,558	905,662
Chinook Therapeutics, Inc. (a)	74,531	1,010,640
Chinook Therapeutics, Inc. rights (a)(c)	14,580	729
Cidara Therapeutics, Inc. (a)	43,932	101,044
Clene, Inc. (a)(b)	54,704	437,632
Clovis Oncology, Inc. (a)(b)	167,814	808,863
Codiak Biosciences, Inc. (b)	12,946	222,671
Cogent Biosciences, Inc. (a)(b)	46,226	382,751
Cogent Biosciences, Inc. rights (a)(c)	11,491	0
CohBar, Inc. (a)(b)	61,277	79,047
Coherus BioSciences, Inc. (a)(b)	98,564	1,575,053
Concert Pharmaceuticals, Inc. (a)	33,215	125,885
ContraFect Corp. (a)(b)	42,658	154,849
Corbus Pharmaceuticals Holdings, Inc. (a)	157,355	202,988
Cortexyme, Inc. (a)(b)	25,276	2,434,079
Corvus Pharmaceuticals, Inc. (a)(b)	14,116	31,902
Crinetics Pharmaceuticals, Inc. (a)	40,995	966,252
CTI BioPharma Corp. (a)(b)	97,868	295,561
Cue Biopharma, Inc. (a)	47,568	570,340
Cullinan Oncology, Inc.	21,944	619,260
Curis, Inc. (a)	130,100	1,151,385
Cyclacel Pharmaceuticals, Inc. (a)	33	180
Cyclerion Therapeutics, Inc. (a)	45,211	154,622
Cyclo Therapeutics, Inc. (a)	5,309	40,826
Cytocom, Inc. (a)	1,253	3,972
Cytokinetics, Inc. (a)(b)	128,611	4,240,305
CytomX Therapeutics, Inc. (a)	90,799	464,891
Decibel Therapeutics, Inc. (b)	9,257	74,704
Deciphera Pharmaceuticals, Inc. (a)(b)	69,594	2,192,211
Denali Therapeutics, Inc. (a)	129,089	6,867,535
DermTech, Inc. (a)(b)	39,764	1,479,221
Design Therapeutics, Inc. (a)(b)	32,403	509,375
DiaMedica Therapeutics, Inc. (a)	16,099	69,226
Dicerna Pharmaceuticals, Inc. (a)	102,619	2,111,899
Diffusion Pharmaceuticals, Inc. (a)	84,409	49,810
Dyadic International, Inc. (a)(b)	37,918	239,642
Dynavax Technologies Corp. (a)(b)	164,074	3,192,880
Dyne Therapeutics, Inc.	27,564	466,659
Eagle Pharmaceuticals, Inc. (a)(b)	16,357	872,973
Edesa Biotech, Inc. (a)	8,424	49,449
Editas Medicine, Inc. (a)(b)	107,475	6,834,335
Eiger Biopharmaceuticals, Inc. (a)	57,373	467,016
Eledon Pharmaceuticals, Inc. (a)	18,468	153,654
Emergent BioSolutions, Inc. (a)	70,997	4,478,491
Enanta Pharmaceuticals, Inc. (a)	29,715	1,699,698
Enochian Biosciences, Inc. (a)(b)	23,157	170,899
Epizyme, Inc. (a)(b)	133,125	686,925
Equillium, Inc. (a)(b)	21,675	133,301
Evelo Biosciences, Inc. (a)(b)	43,475	494,311
Exact Sciences Corp. (a)(b)	272,274	28,419,960
Exelixis, Inc. (a)	502,679	9,636,356
Exicure, Inc. (a)(b)	134,393	188,150
F-star Therapeutics, Inc. (a)	20,852	165,148
F-star Therapeutics, Inc.:
rights (a)(c)	1,612	0
rights (a)(c)	1,612	0
Fate Therapeutics, Inc. (a)	126,751	9,284,511
FibroGen, Inc. (a)	128,118	1,490,012
Finch Therapeutics Group, Inc. (a)	10,837	153,344
Flexion Therapeutics, Inc. (a)(b)	61,425	367,322
Foghorn Therapeutics, Inc. (b)	8,635	112,082
Forma Therapeutics Holdings, Inc. (a)	32,214	774,102
Forte Biosciences, Inc. (a)(b)	16,638	489,490
Fortress Biotech, Inc. (a)(b)	118,327	389,296
Frequency Therapeutics, Inc. (a)(b)	54,830	423,288
G1 Therapeutics, Inc. (a)(b)	56,782	858,544
Galectin Therapeutics, Inc. (a)(b)	63,339	248,922
Galera Therapeutics, Inc. (a)	4,354	39,012
Gemini Therapeutics, Inc.	62,884	309,389
Generation Bio Co. (a)	32,944	823,600
Genocea Biosciences, Inc. (a)(b)	33,261	58,539
Genprex, Inc. (a)(b)	68,088	214,477
GeoVax Labs, Inc. (a)	8,310	50,608
Geron Corp. (a)(b)	515,851	747,984
Gilead Sciences, Inc.	1,988,661	144,734,748
Global Blood Therapeutics, Inc. (a)	98,478	2,825,334
GlycoMimetics, Inc. (a)	51,855	115,118
Gossamer Bio, Inc. (a)(b)	75,695	752,408
Greenwich Lifesciences, Inc. (b)	2,092	83,722
Gritstone Bio, Inc. (a)(b)	28,447	261,712
Gt Biopharma, Inc. (a)	29,786	264,798
Halozyme Therapeutics, Inc. (a)	214,451	9,004,797
Harpoon Therapeutics, Inc. (a)	34,224	324,444
Heat Biologics, Inc. (a)(b)	35,946	259,890
Heron Therapeutics, Inc. (a)(b)	139,224	1,624,744
Histogen, Inc. (a)	2,577	2,037
Homology Medicines, Inc. (a)	61,627	443,098
Hookipa Pharma, Inc. (a)(b)	77,302	532,611
Horizon Therapeutics PLC (a)	357,032	38,591,589
Humanigen, Inc. (a)(b)	75,276	1,248,076
iBio, Inc. (a)	343,356	436,062
Ideaya Biosciences, Inc. (a)(b)	30,492	716,562
Idera Pharmaceuticals, Inc. (a)(b)	91,027	99,219
IGM Biosciences, Inc. (a)(b)	12,428	884,998
Immunic, Inc. (a)	22,190	218,572
ImmunityBio, Inc. (a)(b)	139,882	1,591,857
ImmunoGen, Inc. (a)	350,293	2,119,273
Immunome, Inc.	5,126	71,918
Immunovant, Inc. (a)	88,169	763,544
Impel Neuropharma, Inc. (a)(b)	5,825	110,617
Incyte Corp. (a)	298,610	22,840,679
Infinity Pharmaceuticals, Inc. (a)(b)	116,752	413,302
Inhibrx, Inc. (a)(b)	13,099	373,583
Inmune Bio, Inc. (a)	11,598	275,105
Inovio Pharmaceuticals, Inc. (a)(b)	329,782	2,849,316
Inozyme Pharma, Inc. (a)	9,601	148,047
Insmed, Inc. (a)	181,804	5,097,784
Instil Bio, Inc. (a)(b)	51,256	966,176
Intellia Therapeutics, Inc. (a)	105,036	16,861,429
Intercept Pharmaceuticals, Inc. (a)(b)	41,103	612,846
Invitae Corp. (a)(b)	309,183	9,161,092
Ionis Pharmaceuticals, Inc. (a)	224,311	8,918,605
Iovance Biotherapeutics, Inc. (a)	229,134	5,515,255
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	258,371	3,384,660
IsoRay, Inc. (a)	190,229	121,747
iTeos Therapeutics, Inc. (a)	15,577	441,608
Iveric Bio, Inc. (a)	133,034	1,406,169
Jounce Therapeutics, Inc. (a)	42,840	266,465
Kadmon Holdings, Inc. (a)(b)	247,548	1,356,563
Kalvista Pharmaceuticals, Inc. (a)	26,180	535,119
Karuna Therapeutics, Inc. (a)	29,629	3,522,888
Karyopharm Therapeutics, Inc. (a)(b)	90,770	526,466
Keros Therapeutics, Inc. (a)	14,303	481,153
Kezar Life Sciences, Inc. (a)	58,442	445,328
Kiniksa Pharmaceuticals Ltd. (a)(b)	42,836	538,877
Kinnate Biopharma, Inc.	27,233	602,394
Kintara Therapeutics, Inc. (a)(b)	69,028	104,923
Kodiak Sciences, Inc. (a)(b)	50,517	4,757,691
Kronos Bio, Inc. (b)	17,914	374,582
Krystal Biotech, Inc. (a)	25,935	1,502,674
Kura Oncology, Inc. (a)	110,209	2,034,458
Kymera Therapeutics, Inc. (a)(b)	21,839	1,357,075
La Jolla Pharmaceutical Co. (a)(b)	30,025	126,405
Lantern Pharma, Inc. (a)	6,165	86,865
Larimar Therapeutics, Inc. (a)(b)	18,481	265,942
Leap Therapeutics, Inc. (a)	42,530	73,152
Lexicon Pharmaceuticals, Inc. (a)(b)	117,528	554,732
Ligand Pharmaceuticals, Inc. Class B (a)	26,023	3,442,843
Lineage Cell Therapeutics, Inc. (a)(b)	256,547	646,498
LogicBio Therapeutics, Inc. (a)(b)	12,282	58,217
Lumos Pharma, Inc. (a)	3,251	35,273
Macrogenics, Inc. (a)(b)	92,923	2,193,912
Madrigal Pharmaceuticals, Inc. (a)(b)	15,446	1,278,157
Magenta Therapeutics, Inc. (a)(b)	44,113	282,323
MannKind Corp. (a)(b)	393,051	1,886,645
Marker Therapeutics, Inc. (a)	89,516	177,242
Matinas BioPharma Holdings, Inc. (a)	194,366	155,687
MediciNova, Inc. (a)(b)	61,340	239,839
MEI Pharma, Inc. (a)	134,168	375,670
Merrimack Pharmaceuticals, Inc. (a)	15,717	78,899
Mersana Therapeutics, Inc. (a)	87,601	1,220,282
MiMedx Group, Inc. (a)(b)	172,857	2,551,369
Minerva Neurosciences, Inc. (a)	45,867	84,395
Mirati Therapeutics, Inc. (a)	72,845	12,363,982
Mirum Pharmaceuticals, Inc. (a)	19,259	312,959
Moderna, Inc. (a)	484,450	182,487,471
Molecular Templates, Inc. (a)	59,475	387,777
Moleculin Biotech, Inc. (a)	30,817	94,916
Morphic Holding, Inc. (a)	23,952	1,509,216
Mustang Bio, Inc. (a)	96,783	294,220
Myovant Sciences Ltd. (a)(b)	74,672	1,817,516
Myriad Genetics, Inc. (a)	122,318	4,376,538
NanoViricides, Inc. (a)(b)	8,252	31,935
Natera, Inc. (a)	138,181	16,364,776
Navidea Biopharmaceuticals, Inc. (a)	7,141	11,711
Neoleukin Therapeutics, Inc. (a)	48,248	393,221
Neubase Therapeutics, Inc. (a)(b)	27,182	108,456
Neurobo Pharmaceuticals, Inc. (a)(b)	380	1,573
Neurobo Pharmaceuticals, Inc. rights (a)(c)	380	0
Neurocrine Biosciences, Inc. (a)	150,425	14,320,460
Neximmune, Inc.	6,510	91,661
NextCure, Inc. (a)	17,599	134,104
Nkarta, Inc. (a)(b)	30,764	994,908
Novavax, Inc. (a)(b)	108,204	25,810,982
Nurix Therapeutics, Inc. (a)(b)	26,007	837,165
Ocugen, Inc. (a)(b)	306,905	2,329,409
Olema Pharmaceuticals, Inc. (b)	22,075	660,484
OncoCyte Corp. (a)(b)	109,596	449,344
Oncorus, Inc. (a)	11,593	119,756
OncoSec Medical, Inc. (a)	19,670	46,028
Oncternal Therapeutics, Inc. (a)(b)	80,553	364,100
Oncternal Therapeutics, Inc. rights (a)(c)	2,146	0
OpGen, Inc. (a)(b)	60,641	194,051
Opko Health, Inc. (a)(b)	684,094	2,640,603
Oragenics, Inc. (a)	83,373	59,937
Organogenesis Holdings, Inc. Class A (a)	79,621	1,358,334
Organovo Holdings, Inc. (a)(b)	11,895	91,116
Orgenesis, Inc. (a)(b)	40,821	218,392
ORIC Pharmaceuticals, Inc. (a)(b)	18,690	412,862
Outlook Therapeutics, Inc. (a)	124,702	344,178
Ovid Therapeutics, Inc. (a)(b)	46,991	165,878
Oyster Point Pharma, Inc. (a)(b)	15,469	203,881
Palatin Technologies, Inc. (a)(b)	273,268	131,169
Passage Bio, Inc. (a)(b)	36,368	437,143
PDL BioPharma, Inc. (a)(c)	218,274	539,137
PDS Biotechnology Corp. (a)	32,700	508,485
PhaseBio Pharmaceuticals, Inc. (a)(b)	26,632	86,288
Pieris Pharmaceuticals, Inc. (a)(b)	100,668	542,601
PMV Pharmaceuticals, Inc. (b)	24,784	752,194
Polarityte, Inc. (a)(b)	90,951	64,193
Poseida Therapeutics, Inc. (a)(b)	17,968	155,244
Praxis Precision Medicines, Inc.	23,014	457,288
Precigen, Inc. (a)(b)	140,644	850,896
Precision BioSciences, Inc. (a)	69,476	873,313
Prelude Therapeutics, Inc. (b)	24,019	857,238
Prometheus Biosciences, Inc. (a)(b)	26,761	583,925
Protagonist Therapeutics, Inc. (a)	71,859	3,485,162
Protara Therapeutics, Inc. (a)	11,701	98,171
Prothena Corp. PLC (a)	52,622	3,531,989
PTC Therapeutics, Inc. (a)	143,232	6,252,077
Puma Biotechnology, Inc. (a)	56,688	429,128
Qualigen Therapeutics, Inc. (a)(b)	15,124	23,745
Radius Health, Inc. (a)	68,750	952,875
RAPT Therapeutics, Inc. (a)	14,187	463,915
Recro Pharma, Inc. (a)(b)	57,578	139,915
Recursion Pharmaceuticals, Inc. (a)(b)	50,676	1,278,049
Regeneron Pharmaceuticals, Inc. (a)	166,201	111,919,753
REGENXBIO, Inc. (a)	51,018	1,647,881
Regulus Therapeutics, Inc. (a)(b)	50,761	39,360
Relay Therapeutics, Inc. (a)(b)	38,145	1,221,784
Reneo Pharmaceuticals, Inc. (a)	5,709	63,199
Repligen Corp. (a)	80,686	22,832,524
Replimune Group, Inc. (a)	40,493	1,286,058
Revolution Medicines, Inc. (a)(b)	74,153	2,157,111
Rhythm Pharmaceuticals, Inc. (a)	53,814	700,120
Rigel Pharmaceuticals, Inc. (a)	265,322	1,008,224
Rocket Pharmaceuticals, Inc. (a)(b)	68,184	2,332,575
Rubius Therapeutics, Inc. (a)(b)	69,675	1,513,341
Sage Therapeutics, Inc. (a)	81,615	3,771,429
Salarius Pharmaceuticals, Inc. (a)(b)	64,297	66,869
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	7,499	55
Sana Biotechnology, Inc. (b)	41,154	987,284
Sangamo Therapeutics, Inc. (a)	180,337	1,787,140
Sarepta Therapeutics, Inc. (a)	131,579	10,278,951
Savara, Inc. (a)	99,425	154,109
Scholar Rock Holding Corp. (a)(b)	33,772	1,335,007
Seagen, Inc. (a)	201,765	33,815,814
Selecta Biosciences, Inc. (a)	150,730	654,168
Sellas Life Sciences Group, Inc. (a)(b)	20,426	189,758
Sensei Biotherapeutics, Inc.	11,330	122,137
Seres Therapeutics, Inc. (a)(b)	85,631	548,895
Sesen Bio, Inc. (a)	261,921	248,275
Shattuck Labs, Inc. (b)	25,218	532,856
Sigilon Therapeutics, Inc. (b)	8,159	48,464
Silverback Therapeutics, Inc. (b)	22,000	484,000
Sio Gene Therapies, Inc. (a)	38,531	83,227
Soleno Therapeutics, Inc. (a)(b)	36,789	33,636
Solid Biosciences, Inc. (a)	89,818	243,407
Soligenix, Inc. (a)(b)	23,654	24,837
Sorrento Therapeutics, Inc. (a)(b)	382,925	3,446,325
Spectrum Pharmaceuticals, Inc. (a)	243,368	571,915
Spero Therapeutics, Inc. (a)(b)	39,004	750,827
Springworks Therapeutics, Inc. (a)(b)	43,652	3,278,265
Spruce Biosciences, Inc. (b)	5,509	42,254
SQZ Biotechnologies Co. (b)	10,340	137,522
Stoke Therapeutics, Inc. (a)	31,173	816,109
Surface Oncology, Inc. (a)(b)	23,842	150,920
Sutro Biopharma, Inc. (a)	65,091	1,413,777
Syndax Pharmaceuticals, Inc. (a)(b)	58,641	1,025,631
Synlogic, Inc. (a)(b)	30,139	80,773
Synthetic Biologics, Inc. (a)(b)	97,571	46,805
Syros Pharmaceuticals, Inc. (a)	80,524	426,777
T2 Biosystems, Inc. (a)(b)	242,249	226,382
Talaris Therapeutics, Inc. (a)	13,340	154,877
Taysha Gene Therapies, Inc. (b)	9,321	185,301
TCR2 Therapeutics, Inc. (a)	37,471	628,389
Tempest Therapeutics, Inc. (a)	785	11,312
TG Therapeutics, Inc. (a)	181,563	4,914,910
TONIX Pharmaceuticals Holding (a)	635,278	448,443
TRACON Pharmaceuticals, Inc. (a)	24,147	90,310
Translate Bio, Inc. (a)(b)	110,732	4,141,377
Travere Therapeutics, Inc. (a)	92,128	2,011,154
Trevena, Inc. (a)(b)	223,656	295,226
Turning Point Therapeutics, Inc. (a)	68,352	5,264,471
Twist Bioscience Corp. (a)	66,903	7,574,089
Tyme Technologies, Inc. (a)(b)	123,850	142,428
Ultragenyx Pharmaceutical, Inc. (a)	100,033	9,632,178
uniQure B.V. (a)	67,916	1,969,564
United Therapeutics Corp. (a)	71,113	15,280,761
UNITY Biotechnology, Inc. (a)(b)	46,076	147,443
Vanda Pharmaceuticals, Inc. (a)(b)	81,705	1,367,742
Vaxart, Inc. (a)(b)	185,284	1,658,292
Vaxcyte, Inc. (a)	32,745	858,901
VBI Vaccines, Inc. (a)(b)	359,977	1,299,517
Vera Therapeutics, Inc. (a)	1,001	14,755
Veracyte, Inc. (a)(b)	105,985	5,098,938
Verastem, Inc. (a)	224,519	594,975
Vericel Corp. (a)(b)	73,849	4,000,400
Vertex Pharmaceuticals, Inc. (a)	410,274	82,173,779
Viking Therapeutics, Inc. (a)(b)	104,003	687,460
Vincerx Pharma, Inc. (a)(b)	27,455	430,494
Vir Biotechnology, Inc. (a)	103,670	5,343,152
Viracta Therapeutics, Inc. (a)(b)	26,919	248,193
Viridian Therapeutics, Inc. (a)	7,097	94,958
Viridian Therapeutics, Inc. rights (a)(c)	27,850	0
VistaGen Therapeutics, Inc. (a)	268,335	815,738
Vor Biopharma, Inc. (a)(b)	18,724	275,056
Voyager Therapeutics, Inc. (a)(b)	41,094	133,966
vTv Therapeutics, Inc. Class A (a)	39,197	73,298
Vyant Bio, Inc. (a)(b)	18,007	47,358
Werewolf Therapeutics, Inc. (a)(b)	11,166	198,755
X4 Pharmaceuticals, Inc. (a)	23,776	121,971
Xbiotech, Inc.	22,712	362,711
Xencor, Inc. (a)	92,030	3,117,056
XOMA Corp. (a)(b)	15,806	491,883
Y-mAbs Therapeutics, Inc. (a)	43,594	1,341,823
Yield10 Bioscience, Inc. (a)	12	81
Yumanity Therapeutics, Inc. (a)	2,924	31,579
Yumanity Therapeutics, Inc. rights (a)(c)	58,487	1
Zentalis Pharmaceuticals, Inc. (a)	27,806	1,896,091
ZIOPHARM Oncology, Inc. (a)(b)	328,944	536,179
		1,950,049,336
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	2,822,851	356,723,681
Abiomed, Inc. (a)	71,971	26,194,565
Accelerate Diagnostics, Inc. (a)(b)	51,710	323,188
Accuray, Inc. (a)(b)	143,156	582,645
Acutus Medical, Inc. (a)(b)	19,655	251,387
Aethlon Medical, Inc. (a)	25,344	94,280
Align Technology, Inc. (a)	114,351	81,074,859
Alphatec Holdings, Inc. (a)	101,692	1,472,500
Angiodynamics, Inc. (a)	60,440	1,710,452
Apollo Endosurgery, Inc. (a)	16,682	147,636
Apyx Medical Corp. (a)	41,290	487,635
Asensus Surgical, Inc. (a)	410,079	902,174
Aspira Women's Health, Inc. (a)(b)	97,584	371,795
Atricure, Inc. (a)	74,191	5,461,941
Atrion Corp.	2,373	1,647,004
Avanos Medical, Inc. (a)	78,830	2,601,390
Avinger, Inc. (a)	153,862	137,706
AxoGen, Inc. (a)	54,067	922,383
Axonics Modulation Technologies, Inc. (a)	55,877	4,189,657
Baxter International, Inc.	800,643	61,025,009
Becton, Dickinson & Co.	462,422	116,391,617
Bellerophon Therapeutics, Inc. (a)	7,640	32,088
Beyond Air, Inc. (a)(b)	25,586	281,446
BioLase Technology, Inc. (a)(b)	267,636	205,411
BioLife Solutions, Inc. (a)	48,948	2,856,605
Biomerica, Inc. (a)(b)	3,201	14,340
BioSig Technologies, Inc. (a)	30,625	96,469
Bioventus, Inc.	9,693	140,645
Boston Scientific Corp. (a)	2,256,293	101,871,629
Butterfly Network, Inc. Class A (a)(b)	231,287	2,858,707
Cardiovascular Systems, Inc. (a)	64,374	2,303,945
Cerus Corp. (a)(b)	263,959	1,702,536
Chembio Diagnostics, Inc. (a)(b)	13,955	38,237
ClearPoint Neuro, Inc. (a)(b)	24,679	465,693
Co-Diagnostics, Inc. (a)	43,909	472,022
ConforMis, Inc. (a)	293,619	490,344
CONMED Corp.	45,640	5,994,358
Cryolife, Inc. (a)(b)	63,237	1,659,339
CryoPort, Inc. (a)(b)	73,207	4,653,769
Cutera, Inc. (a)(b)	27,141	1,349,993
CytoSorbents Corp. (a)(b)	62,586	598,948
Danaher Corp.	1,008,513	326,919,574
Dare Bioscience, Inc. (a)(b)	83,204	145,607
DarioHealth Corp. (a)(b)	19,331	260,775
Delcath Systems, Inc. (a)(b)	4,791	47,910
Dentsply Sirona, Inc.	346,797	21,397,375
DexCom, Inc. (a)	153,613	81,325,794
Eargo, Inc. (a)(b)	22,432	448,864
Edwards Lifesciences Corp. (a)	987,717	115,740,678
Ekso Bionics Holdings, Inc. (a)(b)	14,838	70,926
electroCore, Inc. (a)	58,573	60,330
Electromed, Inc. (a)	6,101	75,835
ENDRA Life Sciences, Inc. (a)	38,471	73,095
Envista Holdings Corp. (a)	254,972	10,910,252
Fonar Corp. (a)	12,634	220,463
Glaukos Corp. (a)	71,743	4,278,035
Globus Medical, Inc. (a)	123,274	10,059,158
Haemonetics Corp. (a)	80,661	5,061,478
Hancock Jaffe Laboratories, Inc. (a)(b)	10,208	80,439
Helius Medical Technologies, Inc. (U.S.) (a)(b)	534	7,540
Heska Corp. (a)(b)	15,508	4,114,272
Hill-Rom Holdings, Inc.	104,718	15,244,846
Hologic, Inc. (a)	406,781	32,196,716
ICU Medical, Inc. (a)	31,346	6,248,825
IDEXX Laboratories, Inc. (a)	135,549	91,327,494
Inari Medical, Inc. (a)	15,078	1,234,285
Inogen, Inc. (a)	29,965	1,773,628
Insulet Corp. (a)	105,053	31,285,834
Integer Holdings Corp. (a)	52,921	5,228,066
Integra LifeSciences Holdings Corp. (a)	113,798	8,561,024
Intersect ENT, Inc. (a)	54,479	1,482,374
IntriCon Corp. (a)	10,720	241,200
Intuitive Surgical, Inc. (a)	188,037	198,108,262
Invacare Corp. (a)(b)	53,785	455,021
INVO Bioscience, Inc. (a)(b)	23,986	92,346
IRadimed Corp. (a)	7,211	243,443
iRhythm Technologies, Inc. (a)	46,041	2,200,760
Iridex Corp. (a)(b)	14,475	109,576
Kewaunee Scientific Corp. (a)	970	12,853
Lantheus Holdings, Inc. (a)	106,966	2,820,693
LeMaitre Vascular, Inc.	27,523	1,558,352
LENSAR, Inc. (a)(b)	16,562	147,071
LivaNova PLC (a)	82,733	6,841,192
Lucira Health, Inc.	12,311	112,399
Masimo Corp. (a)	80,532	21,867,659
Medtronic PLC	2,141,560	285,855,429
Meridian Bioscience, Inc. (a)	68,310	1,382,594
Merit Medical Systems, Inc. (a)	79,094	5,676,576
Mesa Laboratories, Inc.	7,747	2,067,829
Microbot Medical, Inc. (a)(b)	10,061	76,464
Milestone Scientific, Inc. (a)(b)	55,851	103,883
Misonix, Inc. (a)	20,700	525,780
Motus GI Holdings, Inc. (a)(b)	46,375	36,103
Myomo, Inc. (a)(b)	6,750	72,630
NanoVibronix, Inc. (a)	39,040	107,360
Natus Medical, Inc. (a)	54,207	1,437,570
Nemaura Medical, Inc. (a)(b)	15,517	108,464
Neogen Corp. (a)	170,176	7,450,305
Neuronetics, Inc. (a)	29,258	196,614
NeuroPace, Inc. (a)(b)	9,942	211,168
Nevro Corp. (a)	55,481	6,768,682
Novocure Ltd. (a)	136,370	18,302,218
NuVasive, Inc. (a)	83,296	5,176,013
Nuwellis, Inc. (a)	9,397	37,964
OraSure Technologies, Inc. (a)(b)	114,677	1,255,713
Ortho Clinical Diagnostics Holdings PLC	133,973	2,738,408
Orthofix International NV (a)	29,501	1,250,842
OrthoPediatrics Corp. (a)(b)	22,143	1,552,224
Outset Medical, Inc.	32,549	1,604,340
PAVmed, Inc. (a)(b)	117,738	859,487
Penumbra, Inc. (a)	53,372	14,674,631
Predictive Oncology, Inc. (a)	75,628	80,922
Pro-Dex, Inc. (a)(b)	4,562	114,962
Pulmonx Corp.	20,295	815,656
Pulse Biosciences, Inc. (a)(b)	22,939	594,120
Quidel Corp. (a)(b)	61,460	7,925,267
Quotient Ltd. (a)(b)	147,507	452,846
Repro Medical Systems, Inc. (a)(b)	30,290	98,443
Reshape Lifesciences, Inc. (a)(b)	178	616
ResMed, Inc.	231,120	67,147,294
Retractable Technologies, Inc. (a)(b)	20,751	267,273
Rockwell Medical Technologies, Inc. (a)(b)	82,108	54,520
Sanara Medtech, Inc. (a)	2,643	90,179
Seaspine Holdings Corp. (a)	46,780	784,968
Second Sight Medical Products, Inc. (a)	21,069	81,326
Senseonics Holdings, Inc. (a)(b)	522,084	2,093,557
Shockwave Medical, Inc. (a)	50,373	10,790,400
SI-BONE, Inc. (a)	41,873	1,022,120
Sientra, Inc. (a)(b)	76,172	463,126
Silk Road Medical, Inc. (a)(b)	53,992	3,200,646
Sintx Technologies, Inc. (a)(b)	35,965	51,430
SmileDirectClub, Inc. (a)(b)	138,143	759,787
Soliton, Inc. (a)	16,700	351,201
Staar Surgical Co. (a)	74,586	11,521,299
Stereotaxis, Inc. (a)	91,596	646,668
STERIS PLC	154,795	33,282,473
STRATA Skin Sciences, Inc. (a)	566	787
Stryker Corp.	520,463	144,220,297
Surgalign Holdings, Inc. (a)(b)	139,754	212,426
SurModics, Inc. (a)	24,724	1,485,171
Tactile Systems Technology, Inc. (a)(b)	29,608	1,316,964
Talis Biomedical Corp.	29,289	236,069
Tandem Diabetes Care, Inc. (a)	103,593	11,620,027
Tela Bio, Inc. (a)	6,272	82,163
Teleflex, Inc.	74,103	29,304,772
The Cooper Companies, Inc.	78,410	35,340,171
Thermogenesis Holdings, Inc. (a)	57	140
TransMedics Group, Inc. (a)	39,511	1,291,219
Treace Medical Concepts, Inc. (a)	24,916	629,129
Utah Medical Products, Inc.	6,131	543,207
Vapotherm, Inc. (a)	38,832	1,073,705
Varex Imaging Corp. (a)	60,985	1,778,932
Venus Concept, Inc. (a)	16,173	36,874
ViewRay, Inc. (a)(b)	188,234	1,136,933
Viveve Medical, Inc. (a)	32	89
VolitionRx Ltd. (a)(b)	47,456	156,605
West Pharmaceutical Services, Inc.	117,334	52,990,381
Zimmer Biomet Holdings, Inc.	331,079	49,810,836
Zomedica Corp. (a)	1,469,468	937,227
Zosano Pharma Corp. (a)(b)	130,714	92,349
Zynex, Inc. (a)(b)	27,900	374,139
		2,638,383,349
Health Care Providers & Services - 2.4%
1Life Healthcare, Inc. (a)	121,331	2,973,823
Acadia Healthcare Co., Inc. (a)	142,520	9,423,422
Accolade, Inc. (a)	25,148	1,191,512
AdaptHealth Corp. (a)	161,628	3,885,537
Addus HomeCare Corp. (a)	24,562	2,208,615
Agiliti, Inc. (a)(b)	53,180	1,134,329
agilon health, Inc. (a)(b)	81,408	2,849,280
Alignment Healthcare, Inc. (a)	57,326	1,012,950
Amedisys, Inc. (a)	51,913	9,523,440
AmerisourceBergen Corp.	235,343	28,761,268
AMN Healthcare Services, Inc. (a)	75,845	8,609,924
Anthem, Inc.	388,502	145,738,755
Apollo Medical Holdings, Inc. (a)	31,512	2,392,076
Apria, Inc.	11,889	424,081
Aveanna Healthcare Holdings, Inc. (a)	88,069	831,371
Biodesix, Inc. (a)(b)	7,043	63,528
Brookdale Senior Living, Inc. (a)	290,814	2,122,942
Caladrius Biosciences, Inc. (a)	48,949	64,123
Capital Senior Living Corp. (a)(b)	2,526	93,159
Cardinal Health, Inc.	459,049	24,095,482
Castle Biosciences, Inc. (a)	30,502	2,340,418
Centene Corp. (a)	924,702	58,237,732
Chemed Corp.	25,427	12,121,051
Cigna Corp.	544,406	115,223,530
Clover Health Investments Corp. (a)(b)	189,049	1,622,040
Community Health Systems, Inc. (a)	197,459	2,430,720
Corvel Corp. (a)	14,864	2,449,736
Covetrus, Inc. (a)	159,951	3,613,293
Cross Country Healthcare, Inc. (a)	52,898	1,150,532
CVS Health Corp.	2,090,238	180,575,661
DaVita HealthCare Partners, Inc. (a)	111,169	14,537,570
Encompass Health Corp.	157,597	12,363,485
Enzo Biochem, Inc. (a)	55,775	204,137
Exagen, Inc. (a)	10,039	141,550
Five Star Senior Living, Inc. (a)	29,657	137,905
Fulgent Genetics, Inc. (a)(b)	27,452	2,504,720
Great Elm Group, Inc. (a)	40,893	96,916
Guardant Health, Inc. (a)	136,315	17,348,810
Hanger, Inc. (a)	61,041	1,457,659
HCA Holdings, Inc.	417,154	105,531,619
HealthEquity, Inc. (a)	132,179	8,481,926
Henry Schein, Inc. (a)	223,228	16,873,805
Hims & Hers Health, Inc. (a)	124,504	981,092
Humana, Inc.	204,758	83,012,988
InfuSystems Holdings, Inc. (a)	24,389	347,543
Innovage Holding Corp. (a)(b)	49,959	750,884
Laboratory Corp. of America Holdings (a)	154,745	46,946,538
LHC Group, Inc. (a)	50,438	9,419,801
Magellan Health Services, Inc. (a)	38,340	3,627,731
McKesson Corp.	250,986	51,236,282
MEDNAX, Inc. (a)	133,900	4,299,529
Modivcare, Inc. (a)	19,500	3,846,570
Molina Healthcare, Inc. (a)	92,851	24,955,563
National Healthcare Corp.	17,604	1,300,055
National Research Corp. Class A	21,971	1,186,434
Ontrak, Inc. (a)(b)	11,611	140,725
Option Care Health, Inc. (a)	189,892	5,079,611
Owens & Minor, Inc.	117,503	4,380,512
Patterson Companies, Inc.	135,533	4,152,731
Pennant Group, Inc. (a)	38,054	1,163,311
PetIQ, Inc. Class A (a)(b)	38,876	1,008,832
Precipio, Inc. (a)(b)	37,582	126,651
Premier, Inc.	109,957	4,088,201
Privia Health Group, Inc. (a)(b)	37,895	1,129,650
Progenity, Inc. (a)(b)	24,206	21,536
Progyny, Inc. (a)(b)	57,601	3,218,168
Psychemedics Corp. (a)(b)	1,921	15,733
Quest Diagnostics, Inc. (b)	206,354	31,537,082
R1 RCM, Inc. (a)	220,802	4,354,215
RadNet, Inc. (a)	68,384	2,147,941
Select Medical Holdings Corp.	171,824	5,939,956
Sharps Compliance Corp. (a)(b)	16,557	148,847
Signify Health, Inc.	39,888	1,036,689
SOC Telemed, Inc. Class A (a)	84,270	228,372
Surgery Partners, Inc. (a)	46,308	2,278,354
Tenet Healthcare Corp. (a)	169,412	12,765,194
The Ensign Group, Inc.	79,934	6,528,210
The Joint Corp. (a)	21,279	2,174,075
Tivity Health, Inc. (a)	68,189	1,585,394
Triple-S Management Corp. (a)(b)	40,849	1,450,140
U.S. Physical Therapy, Inc.	19,753	2,319,002
UnitedHealth Group, Inc.	1,500,657	624,678,489
Universal Health Services, Inc. Class B	123,917	19,301,312
		1,781,754,375
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)(b)	233,076	3,580,047
American Well Corp.	92,378	989,368
CareCloud, Inc. (a)(b)	4,478	37,526
Castlight Health, Inc. Class B (a)	152,057	275,223
Cerner Corp.	477,988	36,494,384
Certara, Inc. (b)	63,712	2,138,812
Change Healthcare, Inc. (a)	366,276	7,995,805
Computer Programs & Systems, Inc.	19,602	697,243
Evolent Health, Inc. (a)(b)	124,447	3,056,418
Forian, Inc. (a)	20,350	248,474
GoodRx Holdings, Inc. (b)	111,093	4,223,756
Health Catalyst, Inc. (a)(b)	59,308	3,238,810
HealthStream, Inc. (a)	43,232	1,313,820
HTG Molecular Diagnostics (a)(b)	3,005	20,434
iCAD, Inc. (a)	34,731	418,856
Inovalon Holdings, Inc. Class A (a)	125,260	5,116,871
Inspire Medical Systems, Inc. (a)	43,550	9,736,038
MultiPlan Corp. Class A (a)(b)	439,719	2,638,314
NantHealth, Inc. (a)	57,911	127,404
Nextgen Healthcare, Inc. (a)	95,142	1,451,867
Omnicell, Inc. (a)	68,573	10,647,330
OptimizeRx Corp. (a)(b)	22,377	1,480,910
Phreesia, Inc. (a)	56,635	4,052,234
Schrodinger, Inc. (a)	57,103	3,408,478
Simulations Plus, Inc. (b)	21,877	969,151
Streamline Health Solutions, Inc. (a)	94,959	164,279
Tabula Rasa HealthCare, Inc. (a)(b)	34,118	1,068,235
Teladoc Health, Inc. (a)(b)	211,911	30,604,187
Veeva Systems, Inc. Class A (a)	220,714	73,272,634
Vocera Communications, Inc. (a)	50,773	2,461,983
		211,928,891
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (a)	118,377	20,824,882
Adaptive Biotechnologies Corp. (a)	134,839	4,897,352
Agilent Technologies, Inc.	482,215	84,614,266
Akoya Biosciences, Inc. (a)	10,639	169,905
Applied DNA Sciences, Inc. (a)(b)	641	3,756
Avantor, Inc. (a)	826,929	32,614,080
Berkeley Lights, Inc. (a)	14,048	499,547
Bio-Rad Laboratories, Inc. Class A (a)	34,353	27,647,981
Bio-Techne Corp.	61,579	30,736,542
BioNano Genomics, Inc. (a)(b)	457,006	2,664,345
Bruker Corp.	163,124	14,405,480
Champions Oncology, Inc. (a)	6,812	66,008
Charles River Laboratories International, Inc. (a)	80,200	35,597,572
ChromaDex, Inc. (a)(b)	81,329	693,736
Codexis, Inc. (a)(b)	91,211	2,464,521
Fluidigm Corp. (a)(b)	109,764	791,398
Harvard Bioscience, Inc. (a)	56,746	468,722
Illumina, Inc. (a)	231,581	105,869,570
Inotiv, Inc. (a)(b)	15,388	400,550
IQVIA Holdings, Inc. (a)	304,970	79,209,858
Maravai LifeSciences Holdings, Inc.	163,184	9,657,229
Medpace Holdings, Inc. (a)	43,550	7,941,343
Mettler-Toledo International, Inc. (a)	36,873	57,257,501
Nanostring Technologies, Inc. (a)	70,765	4,118,523
NeoGenomics, Inc. (a)	185,869	9,036,951
Pacific Biosciences of California, Inc. (a)	313,940	9,829,461
PerkinElmer, Inc.	177,280	32,761,344
Personalis, Inc. (a)	45,340	960,301
PPD, Inc. (a)	173,903	8,053,448
Quanterix Corp. (a)	43,837	2,237,879
Seer, Inc. (b)	22,758	909,865
Sotera Health Co.	119,015	2,911,107
Syneos Health, Inc. (a)	160,963	14,934,147
Thermo Fisher Scientific, Inc.	625,403	347,067,395
Waters Corp. (a)	97,533	40,380,613
		992,697,178
Pharmaceuticals - 3.2%
9 Meters Biopharma, Inc. (a)	348,519	453,075
Aadi Bioscience, Inc. (a)	5,668	147,651
Aadi Bioscience, Inc. rights (a)(c)	85,026	1,701
AcelRx Pharmaceuticals, Inc. (a)	161,025	180,348
Acer Therapeutics, Inc. (a)(b)	6,588	17,326
Aclaris Therapeutics, Inc. (a)	70,209	1,138,088
Adamis Pharmaceuticals Corp. (a)(b)	200,206	218,225
Adial Pharmaceuticals, Inc. (a)(b)	12,772	52,365
Aerie Pharmaceuticals, Inc. (a)(b)	71,273	1,062,680
Agile Therapeutics, Inc. (a)(b)	85,784	99,509
Alimera Sciences, Inc. (a)	1,036	6,206
Amneal Pharmaceuticals, Inc. (a)	186,979	1,054,562
Amphastar Pharmaceuticals, Inc. (a)	53,793	1,057,570
Ampio Pharmaceuticals, Inc. (a)(b)	268,882	440,966
Angion Biomedica Corp. (b)	6,656	73,283
ANI Pharmaceuticals, Inc. (a)	13,713	415,915
Antares Pharma, Inc. (a)	245,368	966,750
Aquestive Therapeutics, Inc. (a)(b)	29,801	136,489
Arvinas Holding Co. LLC (a)	52,270	4,506,197
Assertio Holdings, Inc. (a)(b)	51,237	54,824
AstraZeneca PLC rights (a)(c)	7,692	0
Atea Pharmaceuticals, Inc. (b)	21,147	628,489
Athira Pharma, Inc. (b)	24,301	257,348
Avalo Therapeutics, Inc. (a)	179,951	557,848
Avenue Therapeutics, Inc. (a)(b)	6,166	11,160
Axsome Therapeutics, Inc. (a)(b)	40,072	1,029,049
Aytu BioScience, Inc. (a)(b)	31,782	120,772
Baudax Bio, Inc. (a)(b)	77,004	48,513
Biodelivery Sciences International, Inc. (a)	189,534	731,601
Bristol-Myers Squibb Co.	3,552,856	237,543,952
Cara Therapeutics, Inc. (a)(b)	63,036	994,708
Cassava Sciences, Inc. (a)(b)	58,033	3,299,176
Catalent, Inc. (a)	270,788	35,321,587
Citius Pharmaceuticals, Inc. (a)(b)	167,327	376,486
Clearside Biomedical, Inc. (a)	75,812	522,345
Clever Leaves Holdings, Inc. (a)(b)	37,601	348,185
Cocrystal Pharma, Inc. (a)	102,307	119,699
Collegium Pharmaceutical, Inc. (a)	55,936	1,148,366
Corcept Therapeutics, Inc. (a)	162,810	3,464,597
CorMedix, Inc. (a)	59,573	384,842
Cumberland Pharmaceuticals, Inc. (a)	5,048	14,538
CymaBay Therapeutics, Inc. (a)	111,875	443,025
Durect Corp. (a)(b)	300,972	418,351
Edgewise Therapeutics, Inc. (a)(b)	37,944	601,033
Elanco Animal Health, Inc. (a)	750,633	25,056,130
Elanco Animal Health, Inc. rights (a)(c)	71,624	1
Eli Lilly & Co.	1,265,969	326,987,133
Eloxx Pharmaceuticals, Inc. (a)(b)	111,164	180,086
Endo International PLC (a)	355,706	814,567
Enveric Biosciences, Inc. (a)(b)	23,136	46,041
Esperion Therapeutics, Inc. (a)(b)	39,960	520,279
Eton Pharmaceuticals, Inc. (a)(b)	19,284	101,627
Evofem Biosciences, Inc. (a)(b)	215,370	191,033
Evoke Pharma, Inc. (a)(b)	5,940	6,950
Evolus, Inc. (a)(b)	49,047	519,898
Eyenovia, Inc. (a)(b)	16,586	91,223
Eyepoint Pharmaceuticals, Inc. (a)(b)	29,432	321,986
Fulcrum Therapeutics, Inc. (a)(b)	32,894	976,952
Graybug Vision, Inc. (b)	6,561	28,737
Harrow Health, Inc. (a)(b)	36,339	385,193
Hepion Pharmaceuticals, Inc. (a)(b)	105,370	169,646
Ikena Oncology, Inc. (a)	7,213	92,831
IMARA, Inc. (a)	8,877	42,521
Innoviva, Inc. (a)	104,480	1,594,365
Intra-Cellular Therapies, Inc. (a)	115,549	3,836,227
Jaguar Health, Inc. (a)(b)	192,246	230,695
Jazz Pharmaceuticals PLC (a)	95,962	12,639,155
Johnson & Johnson	4,187,946	725,059,091
Kala Pharmaceuticals, Inc. (a)(b)	77,128	260,693
Kaleido Biosciences, Inc. (a)(b)	29,927	183,752
KemPharm, Inc. (a)	41,805	388,787
Landos Biopharma, Inc.	9,145	121,446
Lannett Co., Inc. (a)	54,109	190,464
Lipocine, Inc. (a)(b)	129,114	169,139
Liquidia Technologies, Inc. (a)	38,093	101,708
Lyra Therapeutics, Inc. (a)(b)	173	1,235
Marinus Pharmaceuticals, Inc. (a)(b)	48,200	595,752
Merck & Co., Inc.	4,024,120	307,000,115
MyMD Pharmaceuticals, Inc. (a)	46,364	301,366
Nektar Therapeutics (a)(b)	287,218	4,446,135
NGM Biopharmaceuticals, Inc. (a)	50,552	1,103,550
NovaBay Pharmaceuticals, Inc. (a)(b)	4,499	3,029
Novan, Inc. (a)(b)	20,460	196,211
Nuvation Bio, Inc. (a)(b)	118,100	1,090,063
Ocular Therapeutix, Inc. (a)	116,440	1,229,606
Ocuphire Pharma, Inc. (a)(b)	621	2,763
Ocuphire Pharma, Inc. rights (a)(c)	621	565
Odonate Therapeutics, Inc. (a)	30,486	105,786
Omeros Corp. (a)(b)	102,323	1,667,865
Onconova Therapeutics, Inc. (a)(b)	23,169	123,491
Opiant Pharmaceuticals, Inc. (a)	7,158	124,334
OptiNose, Inc. (a)(b)	48,331	140,643
Organon & Co.	402,106	13,627,372
Osmotica Pharmaceuticals PLC (a)(b)	15,165	53,381
Otonomy, Inc. (a)	64,513	100,640
Pacira Biosciences, Inc. (a)	68,893	4,084,666
Palisade Bio, Inc. (a)	47	132
Palisade Bio, Inc. rights (a)(c)	289	0
Paratek Pharmaceuticals, Inc. (a)(b)	56,395	313,556
Perrigo Co. PLC	210,865	8,634,922
Petros Pharmaceuticals, Inc. (a)(b)	1,091	2,455
Pfizer, Inc.	8,893,640	409,729,995
Phathom Pharmaceuticals, Inc. (a)	19,221	684,075
Phibro Animal Health Corp. Class A	34,319	833,609
Pliant Therapeutics, Inc. (a)(b)	12,956	236,317
PLx Pharma PLC (a)(b)	35,408	627,076
Prestige Brands Holdings, Inc. (a)(b)	81,607	4,683,426
Processa Pharmaceuticals, Inc.	8,812	57,454
ProPhase Labs, Inc. (b)	16,656	89,276
Provention Bio, Inc. (a)(b)	78,461	526,473
Pulmatrix, Inc. (a)(b)	89,047	73,010
Rain Therapeutics, Inc. (a)(b)	9,355	163,993
Reata Pharmaceuticals, Inc. (a)(b)	41,965	4,469,692
Relmada Therapeutics, Inc. (a)	23,122	552,847
Revance Therapeutics, Inc. (a)(b)	105,704	2,830,753
Royalty Pharma PLC	136,413	5,272,362
Satsuma Pharmaceuticals, Inc. (a)	10,782	53,155
scPharmaceuticals, Inc. (a)	4,001	25,086
SCYNEXIS, Inc. (a)(b)	25,141	163,919
Seelos Therapeutics, Inc. (a)	135,701	298,542
Seelos Therapeutics, Inc. rights (a)(b)(c)	1,387	0
SIGA Technologies, Inc. (a)	87,801	573,341
Strongbridge Biopharma PLC (a)	72,002	162,005
Supernus Pharmaceuticals, Inc. (a)	81,268	2,237,308
Tarsus Pharmaceuticals, Inc. (a)	9,411	249,392
Teligent, Inc. (a)	9,911	3,933
Terns Pharmaceuticals, Inc.	10,067	135,502
TFF Pharmaceuticals, Inc. (a)(b)	16,550	142,661
TherapeuticsMD, Inc. (a)(b)	557,473	443,191
Theravance Biopharma, Inc. (a)	83,308	691,456
Timber Pharmaceuticals, Inc. (a)(b)	207	191
Titan Pharmaceuticals, Inc. (a)	44	99
Tricida, Inc. (a)(b)	43,460	188,616
Verrica Pharmaceuticals, Inc. (a)(b)	20,129	225,445
Viatris, Inc.	1,920,137	28,091,604
Vyne Therapeutics, Inc. (a)(b)	75,926	129,074
WAVE Life Sciences (a)	48,055	304,188
Xeris Pharmaceuticals, Inc. (a)(b)	99,026	273,312
Zoetis, Inc. Class A	755,149	154,473,279
Zogenix, Inc. (a)(b)	97,906	1,449,988
Zynerba Pharmaceuticals, Inc. (a)(b)	56,274	249,294
		2,368,122,328

TOTAL HEALTH CARE		9,942,935,457

INDUSTRIALS - 9.1%
Aerospace & Defense - 1.4%
AAR Corp. (a)	52,938	1,791,951
Aerojet Rocketdyne Holdings, Inc.	120,883	5,019,062
AeroVironment, Inc. (a)	35,488	3,632,552
AerSale Corp. (a)(b)	9,036	122,257
Air Industries Group, Inc. (a)(b)	17,165	20,426
Astronics Corp. (a)	36,467	487,199
Astrotech Corp. (a)	1,228	1,363
Axon Enterprise, Inc. (a)	102,668	18,672,229
BWX Technologies, Inc.	151,790	8,717,300
Byrna Technologies, Inc. (a)	47,459	1,389,600
CPI Aerostructures, Inc. (a)	4,217	13,326
Curtiss-Wright Corp.	65,035	7,919,962
Ducommun, Inc. (a)	17,391	916,506
General Dynamics Corp.	364,044	72,921,654
HEICO Corp.	82,275	10,434,116
HEICO Corp. Class A	107,143	12,240,016
Hexcel Corp. (a)(b)	134,376	7,620,463
Howmet Aerospace, Inc.	625,626	19,863,626
Huntington Ingalls Industries, Inc.	62,894	12,841,068
Innovative Solutions & Support, Inc.	15,429	109,083
Kaman Corp.	44,496	1,738,904
Kratos Defense & Security Solutions, Inc. (a)	195,937	4,843,563
L3Harris Technologies, Inc.	326,618	76,105,260
Lockheed Martin Corp.	387,879	139,558,864
Maxar Technologies, Inc.	114,940	3,653,943
Mercury Systems, Inc. (a)	88,054	4,436,161
Moog, Inc. Class A	49,726	3,950,233
National Presto Industries, Inc.	8,226	687,200
Northrop Grumman Corp.	237,240	87,233,148
PAE, Inc. (a)(b)	97,345	651,238
Park Aerospace Corp.	27,998	408,211
Parsons Corp. (a)(b)	36,800	1,303,824
Raytheon Technologies Corp.	2,412,284	204,465,192
SIFCO Industries, Inc. (a)	3,677	29,637
Sigma Labs, Inc. (a)(b)	24,802	84,575
Spirit AeroSystems Holdings, Inc. Class A	168,960	6,629,990
Teledyne Technologies, Inc. (a)	73,620	34,114,036
Textron, Inc.	357,393	25,971,749
The Boeing Co. (a)	872,710	191,559,845
TransDigm Group, Inc. (a)	87,054	52,882,693
Triumph Group, Inc. (a)	93,038	1,717,481
Vectrus, Inc. (a)	17,920	901,555
Virgin Galactic Holdings, Inc. (a)(b)	205,932	5,582,817
VirTra, Inc. (a)(b)	10,373	84,955
		1,033,328,833
Air Freight & Logistics - 0.6%
Air T, Inc. (a)	2,344	80,423
Air Transport Services Group, Inc. (a)	93,480	2,560,417
Atlas Air Worldwide Holdings, Inc. (a)	43,035	3,148,871
C.H. Robinson Worldwide, Inc.	211,146	19,015,809
Echo Global Logistics, Inc. (a)	43,503	1,430,379
Expeditors International of Washington, Inc.	269,016	33,530,154
FedEx Corp.	387,083	102,844,082
Forward Air Corp.	45,062	3,973,117
GXO Logistics, Inc. (a)	161,670	13,222,989
Hub Group, Inc. Class A (a)	53,490	3,754,998
Radiant Logistics, Inc. (a)	65,808	450,785
United Parcel Service, Inc. Class B	1,151,626	225,292,594
		409,304,618
Airlines - 0.2%
Alaska Air Group, Inc. (a)	192,789	11,054,521
Allegiant Travel Co. (a)	22,532	4,336,058
American Airlines Group, Inc. (a)(b)	1,006,285	20,065,323
Blade Air Mobility, Inc. (a)(b)	102,532	872,547
Delta Air Lines, Inc. (a)	1,009,951	40,842,418
Frontier Group Holdings, Inc. (a)	48,856	748,962
Hawaiian Holdings, Inc. (a)(b)	75,332	1,523,213
JetBlue Airways Corp. (a)	495,087	7,490,666
Mesa Air Group, Inc. (a)	46,703	372,690
SkyWest, Inc. (a)	82,222	3,835,656
Southwest Airlines Co. (a)	935,170	46,552,763
Spirit Airlines, Inc. (a)	189,537	4,649,343
Sun Country Airlines Holdings, Inc. (a)(b)	38,746	1,254,983
United Airlines Holdings, Inc. (a)	523,847	24,364,124
		167,963,267
Building Products - 0.7%
A.O. Smith Corp.	210,492	15,306,978
AAON, Inc.	65,950	4,491,855
Advanced Drain Systems, Inc.	78,982	9,015,795
Allegion PLC	142,212	20,477,106
Alpha PRO Tech Ltd. (a)(b)	16,469	133,070
American Woodmark Corp. (a)	25,743	1,813,852
Apogee Enterprises, Inc. (b)	41,015	1,762,825
Armstrong Flooring, Inc. (a)	37,559	132,208
Armstrong World Industries, Inc.	75,828	7,880,804
Builders FirstSource, Inc. (a)	328,777	17,520,526
Carlisle Companies, Inc.	83,452	17,586,674
Carrier Global Corp.	1,294,379	74,556,230
Cornerstone Building Brands, Inc. (a)	75,169	1,249,309
CSW Industrials, Inc.	23,221	3,083,517
Fortune Brands Home & Security, Inc.	218,778	21,302,414
Gibraltar Industries, Inc. (a)	51,839	3,870,300
Griffon Corp.	77,041	1,864,392
Insteel Industries, Inc.	31,347	1,159,839
Jeld-Wen Holding, Inc. (a)	150,130	4,134,580
Johnson Controls International PLC	1,137,970	85,120,156
Lennox International, Inc.	54,427	18,242,842
Masco Corp.	402,264	24,425,470
Masonite International Corp. (a)	38,895	4,654,954
Owens Corning	165,151	15,780,178
PGT Innovations, Inc. (a)	97,850	2,077,356
Quanex Building Products Corp.	51,752	1,219,277
Resideo Technologies, Inc. (a)	229,503	7,399,177
Simpson Manufacturing Co. Ltd.	70,021	7,922,876
Tecnoglass, Inc. (b)	31,196	713,141
The AZEK Co., Inc. (a)	226,168	9,609,878
Trane Technologies PLC	378,061	75,045,109
Trex Co., Inc. (a)	182,706	20,053,811
UFP Industries, Inc.	100,724	7,562,358
View, Inc. Class A (a)(b)	119,339	597,888
		487,766,745
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	106,985	5,297,897
ACCO Brands Corp.	163,699	1,533,860
Acme United Corp.	9,376	379,072
ACV Auctions, Inc. Class A (a)(b)	38,277	781,234
ADT, Inc.	236,271	2,022,480
Aqua Metals, Inc. (a)(b)	89,321	212,584
ARC Document Solutions, Inc.	47,602	134,714
Brady Corp. Class A	79,599	4,245,015
BrightView Holdings, Inc. (a)	49,863	764,400
Casella Waste Systems, Inc. Class A (a)	77,183	5,710,770
CECO Environmental Corp. (a)	48,247	364,265
Charah Solutions, Inc. (a)(b)	8,915	41,187
Cimpress PLC (a)	32,061	3,045,154
Cintas Corp.	140,333	55,539,591
Clean Harbors, Inc. (a)	81,172	8,329,871
Copart, Inc. (a)	331,408	47,828,803
CoreCivic, Inc. (a)	184,333	1,791,717
Covanta Holding Corp.	184,646	3,702,152
Deluxe Corp.	64,410	2,470,124
Document Security Systems, Inc. (a)	33,676	40,748
Driven Brands Holdings, Inc.	73,426	2,193,969
Ennis, Inc.	41,603	807,514
Fuel Tech, Inc. (a)	36,624	68,487
Harsco Corp. (a)	123,643	2,255,248
Healthcare Services Group, Inc.	118,454	3,098,757
Heritage-Crystal Clean, Inc. (a)	24,492	723,494
Herman Miller, Inc.	115,406	4,850,514
HNI Corp.	68,257	2,586,258
IAA, Inc. (a)	215,526	11,448,741
Interface, Inc.	99,933	1,437,037
KAR Auction Services, Inc. (a)	201,373	3,405,217
Kimball International, Inc. Class B	60,393	753,101
Matthews International Corp. Class A	51,046	1,890,233
Montrose Environmental Group, Inc. (a)	22,771	1,138,550
MSA Safety, Inc.	58,823	9,578,737
NL Industries, Inc.	6,623	45,301
Odyssey Marine Exploration, Inc. (a)(b)	13,660	75,813
Performant Financial Corp. (a)	59,448	256,815
Perma-Fix Environmental Services, Inc. (a)	4,892	28,227
Pitney Bowes, Inc.	271,890	2,031,018
Quad/Graphics, Inc. (a)	51,262	212,225
Quest Resource Holding Corp. (a)	10,660	70,996
R.R. Donnelley & Sons Co. (a)	105,289	516,969
Recycling Asset Holdings, Inc. (a)(c)	1,142	40
Republic Services, Inc.	335,106	41,596,708
Rollins, Inc.	352,236	13,709,025
SP Plus Corp. (a)	36,498	1,182,170
Steelcase, Inc. Class A	137,111	1,931,894
Stericycle, Inc. (a)	147,332	10,254,307
Team, Inc. (a)	50,049	224,220
Tetra Tech, Inc.	86,426	12,431,516
The Brink's Co.	81,275	6,352,454
U.S. Ecology, Inc. (a)	51,244	1,837,097
UniFirst Corp.	23,573	5,399,867
Viad Corp. (a)	32,024	1,383,117
Vidler Water Resouces, Inc. (a)	28,565	425,333
Virco Manufacturing Co. (a)	1,891	7,091
VSE Corp.	15,966	798,140
Waste Management, Inc.	616,365	95,604,375
		386,846,213
Construction & Engineering - 0.2%
AECOM (a)	231,425	15,172,223
Ameresco, Inc. Class A (a)(b)	36,372	2,515,124
API Group Corp. (a)(d)	245,802	5,700,148
Arcosa, Inc.	75,012	3,812,110
Argan, Inc.	22,516	1,042,491
Comfort Systems U.S.A., Inc.	57,420	4,362,772
Concrete Pumping Holdings, Inc. (a)	49,943	415,026
Construction Partners, Inc. Class A (a)(b)	53,034	1,775,048
Dycom Industries, Inc. (a)	48,747	3,672,112
EMCOR Group, Inc.	85,917	10,438,916
Fluor Corp. (a)(b)	200,581	3,341,679
Granite Construction, Inc.	72,759	2,949,650
Great Lakes Dredge & Dock Corp. (a)	111,001	1,677,225
HC2 Holdings, Inc. (a)(b)	108,565	410,376
IES Holdings, Inc. (a)(b)	34,588	1,691,353
Infrastructure and Energy Alternatives, Inc. (a)(b)	17,200	220,676
iSun, Inc. (a)(b)	5,821	47,441
Limbach Holdings, Inc. (a)	9,347	73,841
MasTec, Inc. (a)	88,144	8,059,887
Matrix Service Co. (a)	45,828	516,940
MYR Group, Inc. (a)	29,892	3,109,067
Northwest Pipe Co. (a)	14,039	363,891
NV5 Global, Inc. (a)	19,896	2,102,012
Orbital Energy Group, Inc. (a)(b)	42,364	144,885
Orion Group Holdings, Inc. (a)	65,396	355,100
Primoris Services Corp.	76,356	1,962,349
Quanta Services, Inc.	223,365	22,805,567
Sterling Construction Co., Inc. (a)	41,039	946,359
Tutor Perini Corp. (a)	63,623	917,444
Valmont Industries, Inc.	33,053	8,225,570
Williams Industrial Services G (a)	15,203	74,951
Willscot Mobile Mini Holdings (a)	320,183	9,477,417
		118,379,650
Electrical Equipment - 0.7%
Acuity Brands, Inc.	57,121	10,540,538
Advent Technologies Holdings, Inc. Class A (a)(b)	85,534	632,952
Allied Motion Technologies, Inc.	18,634	643,991
American Superconductor Corp. (a)(b)	34,421	512,873
AMETEK, Inc.	367,440	49,960,817
Array Technologies, Inc.	175,011	3,337,460
Atkore, Inc. (a)	74,285	6,891,419
Ault Global Holdings, Inc. (a)(b)	55,221	141,366
AZZ, Inc.	41,474	2,220,933
Babcock & Wilcox Enterprises, Inc. (a)	110,748	808,460
Beam Global (a)(b)	12,935	402,796
Bloom Energy Corp. Class A (a)(b)	195,176	4,180,670
Broadwind, Inc. (a)(b)	11,239	35,965
Capstone Turbine Corp. (a)(b)	19,527	92,363
ChargePoint Holdings, Inc. Class A (a)(b)	268,177	5,671,944
Eaton Corp. PLC	633,147	106,596,629
Emerson Electric Co.	953,087	100,550,679
Encore Wire Corp.	33,727	2,867,132
Energous Corp. (a)(b)	69,319	170,525
Energy Focus, Inc. (a)(b)	1,128	3,858
EnerSys	69,146	5,849,060
Eos Energy Enterprises, Inc. (a)(b)	61,950	800,394
Espey Manufacturing & Electronics Corp.	1,421	20,391
Flux Power Holdings, Inc. (b)	13,273	109,104
FTC Solar, Inc. (a)	26,011	282,219
FuelCell Energy, Inc. (a)(b)	494,700	3,086,928
Generac Holdings, Inc. (a)	99,774	43,599,243
GrafTech International Ltd.	248,641	2,752,456
Hubbell, Inc. Class B	86,004	17,726,284
Ideal Power, Inc. (a)(b)	8,368	138,072
LSI Industries, Inc.	34,207	283,918
Nuvve Holding Corp. (a)(b)	20,830	211,633
nVent Electric PLC	263,229	9,044,548
Ocean Power Technologies, Inc. (a)(b)	72,330	160,573
Orion Energy Systems, Inc. (a)	45,571	207,348
Plug Power, Inc. (a)(b)	811,478	21,147,117
Polar Power, Inc. (a)(b)	7,081	46,805
Powell Industries, Inc.	13,125	332,063
Preformed Line Products Co.	4,117	288,684
Regal Beloit Corp.	63,305	9,459,033
Rockwell Automation, Inc.	183,918	59,856,113
Romeo Power, Inc. (a)(b)	176,207	858,128
Sensata Technologies, Inc. PLC (a)	249,477	14,764,049
Shoals Technologies Group, Inc. (b)	145,746	4,746,947
Stem, Inc. (a)(b)	201,453	5,034,310
Sunrun, Inc. (a)(b)	253,908	11,235,429
Sunworks, Inc. (a)	40,952	308,778
Thermon Group Holdings, Inc. (a)	50,679	846,339
TPI Composites, Inc. (a)(b)	49,956	1,813,902
Ultralife Corp. (a)	35,865	293,734
Vertiv Holdings Co.	394,403	11,110,333
Vicor Corp. (a)	34,753	4,287,478
Westwater Resources, Inc. (a)(b)	45,895	179,449
		527,144,232
Industrial Conglomerates - 0.9%
3M Co.	920,924	179,340,740
General Electric Co.	1,741,808	183,603,981
Honeywell International, Inc.	1,105,548	256,387,637
Raven Industries, Inc.	57,283	3,342,463
Roper Technologies, Inc.	167,392	80,897,206
		703,572,027
Machinery - 1.9%
AGCO Corp.	98,586	13,567,405
AgEagle Aerial Systems, Inc. (a)(b)	92,813	328,558
Agrify Corp. (b)	20,317	577,003
Alamo Group, Inc.	15,756	2,442,338
Albany International Corp. Class A	48,139	3,770,728
Allison Transmission Holdings, Inc.	172,714	6,386,964
Altra Industrial Motion Corp.	98,595	5,773,723
Astec Industries, Inc. (b)	36,430	2,227,330
Barnes Group, Inc.	78,082	3,722,169
Blue Bird Corp. (a)	28,867	624,971
Caterpillar, Inc.	870,314	183,523,113
Chart Industries, Inc. (a)	56,459	10,635,746
CIRCOR International, Inc. (a)	31,076	1,110,967
Colfax Corp. (a)(b)	188,318	9,071,278
Columbus McKinnon Corp. (NY Shares)	46,628	2,147,219
Commercial Vehicle Group, Inc. (a)	49,365	518,826
Crane Co.	79,866	8,127,963
Cummins, Inc.	232,412	54,844,584
Deere & Co.	495,389	187,271,904
Desktop Metal, Inc. (a)(b)	228,722	1,898,393
Donaldson Co., Inc.	200,751	13,600,880
Douglas Dynamics, Inc.	37,087	1,473,837
Dover Corp.	227,963	39,747,629
Eastern Co. (b)	8,982	244,400
Energy Recovery, Inc. (a)	64,072	1,308,991
Enerpac Tool Group Corp. Class A	92,998	2,339,830
EnPro Industries, Inc.	32,910	2,814,134
ESCO Technologies, Inc.	41,927	3,778,461
Evoqua Water Technologies Corp. (a)	188,980	7,355,102
ExOne Co. (a)	25,594	628,333
Federal Signal Corp.	101,454	4,122,076
Flowserve Corp.	207,971	8,083,833
Fortive Corp.	536,822	39,655,041
Franklin Electric Co., Inc.	61,611	5,235,703
FreightCar America, Inc. (a)(b)	13,689	72,278
Gates Industrial Corp. PLC (a)	147,491	2,415,903
Gencor Industries, Inc. (a)	10,152	117,560
Gorman-Rupp Co.	30,271	1,061,604
Graco, Inc.	269,560	21,138,895
Graham Corp.	19,661	235,932
Helios Technologies, Inc.	48,465	3,955,713
Hillenbrand, Inc.	120,256	5,582,284
Hurco Companies, Inc.	8,700	290,319
Hydrofarm Holdings Group, Inc.	23,045	1,165,155
Hyliion Holdings Corp. Class A (a)(b)	159,192	1,405,665
Hyster-Yale Materials Handling Class A	15,771	924,338
IDEX Corp.	120,266	26,939,584
Illinois Tool Works, Inc.	457,358	106,500,384
Ingersoll Rand, Inc. (a)	616,931	32,709,682
ITT, Inc.	136,204	13,030,637
John Bean Technologies Corp.	50,620	7,384,952
Kadant, Inc.	18,432	3,854,500
Kennametal, Inc.	128,960	4,794,733
L.B. Foster Co. Class A (a)	14,144	241,155
Lightning eMotors, Inc. (a)(b)	43,434	393,078
Lincoln Electric Holdings, Inc.	93,492	13,052,418
Lindsay Corp.	17,700	2,916,075
LiqTech International, Inc. (a)(b)	36,587	192,813
Lydall, Inc. (a)	28,565	1,770,459
Manitex International, Inc. (a)	15,946	127,090
Manitowoc Co., Inc. (a)	54,859	1,330,331
Mayville Engineering Co., Inc. (a)	28,296	422,176
Meritor, Inc. (a)	115,425	2,737,881
Middleby Corp. (a)	88,467	16,184,153
Miller Industries, Inc.	17,789	662,107
Mueller Industries, Inc.	91,022	4,060,491
Mueller Water Products, Inc. Class A	257,600	4,281,312
Nikola Corp. (a)(b)	219,442	2,288,780
NN, Inc. (a)	70,310	382,486
Nordson Corp.	85,855	20,485,003
Omega Flex, Inc. (b)	5,326	809,552
Oshkosh Corp.	109,734	12,573,322
Otis Worldwide Corp.	639,930	59,014,345
PACCAR, Inc.	550,053	45,032,839
Park-Ohio Holdings Corp.	15,706	404,901
Parker Hannifin Corp.	204,459	60,656,852
Pentair PLC	262,808	20,278,265
Perma-Pipe International Holdings, Inc. (a)	248	1,741
Proto Labs, Inc. (a)	43,763	3,245,464
RBC Bearings, Inc. (a)	39,710	9,193,659
REV Group, Inc.	39,332	639,538
Rexnord Corp.	189,653	11,523,316
Snap-On, Inc.	85,580	19,251,221
SPX Corp. (a)	74,336	4,644,513
SPX Flow, Inc.	67,724	5,453,814
Standex International Corp.	19,575	1,942,623
Stanley Black & Decker, Inc.	255,909	49,459,532
Tennant Co.	29,822	2,206,232
Terex Corp.	112,082	5,721,786
The Greenbrier Companies, Inc. (b)	49,957	2,203,104
The L.S. Starrett Co. Class A (a)	3,411	25,207
The Shyft Group, Inc.	50,736	2,232,891
Timken Co.	109,094	8,022,773
Titan International, Inc. (a)	85,722	712,350
Toro Co.	170,182	18,709,809
TriMas Corp. (a)	70,955	2,278,365
Trinity Industries, Inc. (b)	137,203	3,983,003
Twin Disc, Inc. (a)	11,715	146,438
Urban-Gro, Inc. (a)	10,932	167,260
Wabash National Corp. (b)	88,082	1,368,794
Watts Water Technologies, Inc. Class A	43,124	7,398,785
Welbilt, Inc. (a)	207,390	4,852,926
Westinghouse Air Brake Tech Co.	281,137	25,243,291
Woodward, Inc.	93,640	11,324,822
Xylem, Inc.	285,853	38,964,622
		1,373,755,313
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)(b)	20,265	1,000,888
Genco Shipping & Trading Ltd.	59,921	1,167,860
Kirby Corp. (a)	94,474	5,062,862
Matson, Inc.	69,287	5,485,452
Pangaea Logistics Solutions Ltd.	18,111	88,744
		12,805,806
Professional Services - 0.7%
Acacia Research Corp. (a)	84,790	516,371
ASGN, Inc. (a)	84,072	9,432,038
Atlas Technical Consultants, Inc. (a)(b)	26,005	263,171
Barrett Business Services, Inc.	11,823	916,283
BGSF, Inc.	12,319	161,872
Booz Allen Hamilton Holding Corp. Class A	215,350	17,639,319
CACI International, Inc. Class A (a)	37,407	9,633,799
CBIZ, Inc. (a)	86,061	2,935,541
Clarivate Analytics PLC (a)	417,321	10,512,316
CoStar Group, Inc. (a)	627,155	53,145,115
CRA International, Inc.	12,291	1,142,940
DLH Holdings Corp. (a)	3,191	37,335
Dun & Bradstreet Holdings, Inc. (a)	214,715	3,935,726
Equifax, Inc.	193,232	52,609,344
Exponent, Inc.	83,453	9,755,656
Forrester Research, Inc. (a)	18,246	867,597
Franklin Covey Co. (a)	17,716	770,115
FTI Consulting, Inc. (a)	54,600	7,628,166
Gee Group, Inc. (a)(b)	144,333	75,428
GP Strategies Corp. (a)	26,675	551,639
Heidrick & Struggles International, Inc.	31,293	1,352,483
Hill International, Inc. (a)(b)	66,466	166,165
Hirequest, Inc.	1,338	24,820
Hudson Global, Inc. (a)	984	16,876
Huron Consulting Group, Inc. (a)	38,344	1,893,043
ICF International, Inc.	28,953	2,711,738
IHS Markit Ltd.	594,520	71,699,112
Insperity, Inc.	57,337	6,326,565
Jacobs Engineering Group, Inc.	206,333	27,846,702
KBR, Inc.	227,431	8,856,163
Kelly Services, Inc. Class A (non-vtg.)	50,777	987,105
Kforce, Inc.	32,992	1,927,393
Korn Ferry	83,937	5,933,507
Leidos Holdings, Inc.	210,918	20,693,165
Manpower, Inc.	86,229	10,469,925
ManTech International Corp. Class A	42,933	3,399,006
Mastech Digital, Inc. (a)	3,834	66,865
MISTRAS Group, Inc. (a)	27,338	290,056
Nielsen Holdings PLC	568,422	12,198,336
RCM Technologies, Inc. (a)	6,987	35,913
Red Violet, Inc. (a)(b)	9,101	260,744
Rekor Systems, Inc. (a)(b)	45,707	499,120
Resources Connection, Inc.	45,089	712,406
Robert Half International, Inc.	178,801	18,488,023
Science Applications Internati	92,947	7,828,926
TransUnion Holding Co., Inc.	304,502	37,006,128
TriNet Group, Inc. (a)	63,463	5,843,673
TrueBlue, Inc. (a)	57,204	1,563,385
Upwork, Inc. (a)	145,593	6,509,463
Verisk Analytics, Inc.	257,560	51,965,306
Volt Information Sciences, Inc. (a)	16,741	70,145
Willdan Group, Inc. (a)(b)	19,268	728,523
		490,900,551
Road & Rail - 1.0%
AMERCO	14,567	9,630,972
ArcBest Corp.	40,546	2,705,635
Avis Budget Group, Inc. (a)	81,231	7,371,713
Covenant Transport Group, Inc. Class A (a)	18,761	457,018
CSX Corp.	3,609,427	117,414,660
Daseke, Inc. (a)(b)	96,300	910,035
Heartland Express, Inc.	75,746	1,271,018
HyreCar, Inc. (a)	25,347	284,900
J.B. Hunt Transport Services, Inc.	133,010	23,595,974
Kansas City Southern	144,161	40,461,668
Knight-Swift Transportation Holdings, Inc. Class A	197,160	10,238,519
Landstar System, Inc.	61,410	10,318,722
Lyft, Inc. (a)	405,532	19,307,379
Marten Transport Ltd.	102,571	1,599,082
Norfolk Southern Corp.	397,810	100,860,747
Old Dominion Freight Lines, Inc.	151,198	43,653,887
P.A.M. Transportation Services, Inc.	5,354	187,229
Patriot Transportation Holding, Inc.	903	11,071
Ryder System, Inc.	84,411	6,709,830
Saia, Inc. (a)	41,862	10,052,322
Schneider National, Inc. Class B	56,943	1,283,495
TuSimple Holdings, Inc. (a)(b)	53,889	2,255,794
U.S. Xpress Enterprises, Inc. (a)(b)	28,506	249,142
U.S.A. Truck, Inc. (a)	12,296	178,292
Uber Technologies, Inc. (a)	2,347,247	91,871,248
Union Pacific Corp.	1,057,811	229,375,737
Universal Logistics Holdings, Inc.	13,605	297,541
Werner Enterprises, Inc.	91,809	4,329,712
XPO Logistics, Inc. (a)	160,372	13,937,931
Yellow Corp. (a)(b)	71,428	434,997
		751,256,270
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	172,397	6,851,057
Alta Equipment Group, Inc. (a)	34,887	462,602
Applied Industrial Technologies, Inc.	61,285	5,442,721
Beacon Roofing Supply, Inc. (a)	86,689	4,462,750
BlueLinx Corp. (a)	14,536	836,692
Boise Cascade Co.	61,117	3,535,618
CAI International, Inc.	27,900	1,561,563
Custom Truck One Source, Inc. Class A (a)(b)	28,994	248,479
DXP Enterprises, Inc. (a)	30,426	912,171
EVI Industries, Inc. (a)(b)	6,377	155,089
Fastenal Co.	909,241	50,781,110
GATX Corp.	57,945	5,312,398
Global Industrial Co.	24,186	930,919
GMS, Inc. (a)	67,943	3,357,064
H&E Equipment Services, Inc.	50,677	1,725,552
Herc Holdings, Inc. (a)	40,448	5,316,890
Hudson Technologies, Inc. (a)	53,713	175,104
Huttig Building Products, Inc. (a)(b)	28,355	166,160
India Globalization Capital, Inc. (a)(b)	57,861	94,313
Karat Packaging, Inc. (a)	4,569	107,234
Lawson Products, Inc. (a)(b)	14,687	774,739
McGrath RentCorp.	39,796	2,776,965
MRC Global, Inc. (a)	113,270	928,814
MSC Industrial Direct Co., Inc. Class A	73,790	6,213,856
NOW, Inc. (a)	169,761	1,303,764
Rush Enterprises, Inc.:
Class A	79,324	3,498,188
Class B	40	1,696
SiteOne Landscape Supply, Inc. (a)	70,495	14,106,050
Titan Machinery, Inc. (a)	27,619	793,218
Transcat, Inc. (a)	16,406	1,111,671
Triton International Ltd.	106,152	5,808,637
United Rentals, Inc. (a)	114,691	40,445,781
Univar, Inc. (a)	270,077	6,376,518
Veritiv Corp. (a)	19,434	1,742,647
W.W. Grainger, Inc.	69,337	30,071,457
Watsco, Inc.	52,092	14,503,455
WESCO International, Inc. (a)	70,222	8,217,378
Willis Lease Finance Corp. (a)(b)	5,069	190,848
		231,301,168
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC (a)	117,131	4,667,670

TOTAL INDUSTRIALS		6,698,992,363

INFORMATION TECHNOLOGY - 27.0%
Communications Equipment - 0.8%
ADTRAN, Inc.	80,550	1,664,163
Applied Optoelectronics, Inc. (a)(b)	32,418	237,624
Arista Networks, Inc. (a)	87,136	32,199,366
Aviat Networks, Inc. (a)	13,368	473,762
BK Technologies Corp.	6,655	21,562
Blonder Tongue Laboratories, Inc. (a)(b)	2,363	2,883
CalAmp Corp. (a)(b)	55,099	624,823
Calix, Inc. (a)	88,701	4,133,467
Cambium Networks Corp. (a)	7,574	283,798
Casa Systems, Inc. (a)	47,918	337,343
Ciena Corp. (a)	243,631	13,918,639
Cisco Systems, Inc.	6,704,237	395,684,068
Clearfield, Inc. (a)	19,689	892,109
ClearOne, Inc. (a)(b)	23,778	61,823
CommScope Holding Co., Inc. (a)	318,585	5,033,643
Communications Systems, Inc. (a)	3,040	20,672
COMSovereign Holding Corp. (b)	74,803	155,590
Comtech Telecommunications Corp.	41,143	1,049,969
Digi International, Inc. (a)	55,594	1,221,956
DZS, Inc. (a)	19,655	271,436
EchoStar Holding Corp. Class A (a)(b)	78,525	2,120,175
EMCORE Corp. (a)	52,233	390,703
Extreme Networks, Inc. (a)	198,222	2,146,744
F5 Networks, Inc. (a)	94,977	19,334,468
Genasys, Inc. (a)(b)	40,213	214,335
Harmonic, Inc. (a)(b)	151,874	1,403,316
Infinera Corp. (a)(b)	324,579	2,749,184
Inseego Corp. (a)(b)	102,870	864,108
Juniper Networks, Inc.	515,304	14,933,510
KVH Industries, Inc. (a)	16,672	176,223
Lantronix, Inc. (a)(b)	10,284	66,023
Lumentum Holdings, Inc. (a)	119,326	10,338,405
Motorola Solutions, Inc.	270,025	65,945,506
NETGEAR, Inc. (a)(b)	49,273	1,760,524
NetScout Systems, Inc. (a)	120,500	3,304,110
Network-1 Security Solutions, Inc.	15,146	47,104
Ondas Holdings, Inc. (b)	57,259	409,402
Optical Cable Corp. (a)	398	1,393
PC-Tel, Inc.	20,765	137,672
Plantronics, Inc. (a)	61,082	1,819,022
Resonant, Inc. (a)(b)	74,960	206,140
Ribbon Communications, Inc. (a)	191,766	1,252,232
Tessco Technologies, Inc. (a)	10,550	65,094
Ubiquiti, Inc.	12,199	3,969,067
ViaSat, Inc. (a)	108,306	5,592,922
Viavi Solutions, Inc. (a)	375,229	6,112,480
Vislink Technologies, Inc. (a)(b)	65,360	139,870
		603,788,428
Electronic Equipment & Components - 0.8%
908 Devices, Inc.	13,105	471,780
Advanced Energy Industries, Inc.	62,075	5,597,924
Aeva Technologies, Inc. (a)(b)	186,787	1,832,380
Airgain, Inc. (a)	15,261	217,164
Akoustis Technologies, Inc. (a)	72,240	716,621
Amphenol Corp. Class A	951,346	72,901,644
Arlo Technologies, Inc. (a)	118,844	736,833
Arrow Electronics, Inc. (a)	117,733	14,271,594
Avnet, Inc.	158,259	6,403,159
Badger Meter, Inc.	46,255	4,953,448
Bel Fuse, Inc. Class B (non-vtg.)	24,186	341,506
Belden, Inc.	70,208	4,019,408
Benchmark Electronics, Inc.	58,759	1,588,256
CDW Corp.	222,553	44,646,357
ClearSign Combustion Corp. (a)(b)	41,576	130,549
Coda Octopus Group, Inc. (a)(b)	5,872	53,494
Cognex Corp.	279,317	24,753,073
Coherent, Inc. (a)	38,643	9,763,927
Corning, Inc.	1,228,263	49,118,237
CPS Technologies Corp. (a)(b)	12,397	72,398
CTS Corp.	54,664	1,917,613
Daktronics, Inc. (a)	56,072	341,478
Digital Ally, Inc. (a)(b)	73,531	102,208
eMagin Corp. (a)(b)	90,283	232,930
ePlus, Inc. (a)	22,304	2,413,739
Fabrinet (a)	58,702	6,047,480
FARO Technologies, Inc. (a)	29,116	2,007,257
Frequency Electronics, Inc. (a)	1,929	20,930
Identiv, Inc. (a)(b)	31,820	565,123
IEC Electronics Corp. (a)	14,950	228,287
II-VI, Inc. (a)(b)	168,518	10,613,264
Insight Enterprises, Inc. (a)	56,601	5,823,677
Intellicheck, Inc. (a)(b)	21,753	191,861
IPG Photonics Corp. (a)	56,066	9,569,345
Iteris, Inc. (a)	71,414	407,060
Itron, Inc. (a)	70,558	5,927,578
Jabil, Inc.	213,261	13,175,265
KEY Tronic Corp. (a)	6,355	44,294
Keysight Technologies, Inc. (a)	293,525	52,652,515
Kimball Electronics, Inc. (a)	37,641	909,783
Knowles Corp. (a)	151,215	3,024,300
LightPath Technologies, Inc. Class A (a)	29,403	67,039
Littelfuse, Inc.	38,541	10,999,601
Luna Innovations, Inc. (a)(b)	40,921	440,719
Mechanical Technology, Inc. (a)	9,510	94,815
Methode Electronics, Inc. Class A	62,108	2,892,370
MicroVision, Inc. (a)	253,896	3,739,888
MICT, Inc. (a)	144,803	259,197
Napco Security Technolgies, Inc. (a)(b)	19,445	760,883
National Instruments Corp.	208,462	8,717,881
Neonode, Inc. (a)(b)	2,340	11,396
nLIGHT, Inc. (a)	59,304	1,637,383
Novanta, Inc. (a)	56,227	8,615,101
OSI Systems, Inc. (a)	26,014	2,573,825
Ouster, Inc. (a)(b)	129,594	1,088,590
Par Technology Corp. (a)(b)	44,040	2,991,637
PC Connection, Inc.	18,684	904,492
Plexus Corp. (a)	44,896	4,122,800
Powerfleet, Inc. (a)(b)	51,313	365,349
Red Cat Holdings, Inc.	17,229	48,069
Research Frontiers, Inc. (a)(b)	31,238	71,535
RF Industries Ltd. (a)(b)	7,617	63,983
Richardson Electronics Ltd.	16,718	147,954
Rogers Corp. (a)	29,816	6,333,217
Sanmina Corp. (a)	101,555	4,009,391
ScanSource, Inc. (a)	40,643	1,446,078
SYNNEX Corp.	65,272	8,294,113
TE Connectivity Ltd.	525,464	78,935,202
Trimble, Inc. (a)	397,555	37,457,632
TTM Technologies, Inc. (a)	174,180	2,438,520
Velodyne Lidar, Inc. (a)(b)	97,563	643,916
Vishay Intertechnology, Inc.	208,535	4,581,514
Vishay Precision Group, Inc. (a)	19,779	739,141
Vontier Corp.	270,241	9,828,665
Wayside Technology Group, Inc.	1,084	29,528
Wireless Telecom Group, Inc. (a)	7,898	17,849
Wrap Technologies, Inc. (a)(b)	42,925	320,650
Zebra Technologies Corp. Class A (a)	85,195	50,023,948
		614,519,610
IT Services - 4.9%
Accenture PLC Class A	1,010,901	340,228,841
Affirm Holdings, Inc. (b)	84,649	8,155,085
Akamai Technologies, Inc. (a)	258,762	29,304,797
Alliance Data Systems Corp.	78,778	7,728,910
Automatic Data Processing, Inc.	676,006	141,312,294
BigCommerce Holdings, Inc. (a)(b)	19,487	1,160,256
BM Technologies, Inc. (a)(b)	21,878	213,092
Brightcove, Inc. (a)	57,464	652,791
Broadridge Financial Solutions, Inc.	183,773	31,649,386
Cantaloupe, Inc. (a)	103,731	1,062,205
Cass Information Systems, Inc.	20,495	923,915
Cognizant Technology Solutions Corp. Class A	836,706	63,849,035
Computer Task Group, Inc. (a)	14,035	120,701
Concentrix Corp. (a)	65,894	11,425,361
Conduent, Inc. (a)	264,970	1,934,281
Crexendo, Inc. (a)(b)	4,063	23,972
CSG Systems International, Inc.	51,383	2,477,174
CSP, Inc. (a)	2,607	24,193
Digitalocean Holdings, Inc. (a)	34,281	2,114,452
DXC Technology Co. (a)	403,586	14,819,678
EPAM Systems, Inc. (a)	89,571	56,681,425
Euronet Worldwide, Inc. (a)	83,721	11,154,149
EVERTEC, Inc.	94,600	4,375,250
EVO Payments, Inc. Class A (a)	78,020	1,984,829
Exela Technologies, Inc. (a)	40,180	104,066
ExlService Holdings, Inc. (a)	53,996	6,649,067
Fastly, Inc. Class A (a)(b)	137,680	6,002,848
Fidelity National Information Services, Inc.	984,561	125,797,359
Fiserv, Inc. (a)	946,848	111,529,226
FleetCor Technologies, Inc. (a)	132,433	34,866,960
Gartner, Inc. (a)	136,710	42,207,845
Genpact Ltd.	277,951	14,420,098
Global Payments, Inc.	468,668	76,224,164
GoDaddy, Inc. (a)	267,478	19,608,812
GreenBox POS (a)	59,492	580,047
GreenSky, Inc. Class A (a)(b)	86,827	690,275
Grid Dynamics Holdings, Inc. (a)	37,376	1,000,556
Hackett Group, Inc.	43,271	848,112
i3 Verticals, Inc. Class A (a)	33,701	974,296
IBM Corp.	1,419,305	199,185,264
Information Services Group, Inc.	34,064	246,283
Innodata, Inc. (a)(b)	27,535	227,439
Inpixon (a)(b)	89,480	92,164
International Money Express, Inc. (a)	39,222	715,409
Jack Henry & Associates, Inc.	117,981	20,809,489
Limelight Networks, Inc. (a)	180,070	486,189
Liveramp Holdings, Inc. (a)	107,078	5,246,822
MasterCard, Inc. Class A	1,391,143	481,655,441
Maximus, Inc.	96,749	8,425,870
MoneyGram International, Inc. (a)	110,914	997,117
MongoDB, Inc. Class A (a)	85,148	33,363,541
Okta, Inc. (a)	198,693	52,375,475
Paya Holdings, Inc. (a)(b)	101,600	980,440
Paychex, Inc.	508,101	58,162,321
PayPal Holdings, Inc. (a)	1,868,104	539,246,901
Paysign, Inc. (a)	43,478	108,260
Perficient, Inc. (a)	52,451	6,253,208
PFSweb, Inc. (a)	26,610	353,913
Priority Technology Holdings, Inc. (a)	3,386	20,418
Rackspace Technology, Inc. (a)(b)	54,593	762,664
Repay Holdings Corp. (a)(b)	122,143	2,810,510
Sabre Corp. (a)(b)	498,373	5,596,729
ServiceSource International, Inc. (a)	82,053	123,080
Shift4 Payments, Inc. (a)	65,106	5,580,235
Snowflake Computing, Inc.	98,906	30,102,041
SolarWinds, Inc. (b)	62,633	1,069,145
Square, Inc. (a)	622,295	166,818,621
StarTek, Inc. (a)	19,120	116,058
Steel Connect, Inc. (a)(b)	24,325	44,028
Switch, Inc. Class A	144,160	3,576,610
The Western Union Co.	649,924	14,064,355
Ttec Holdings, Inc.	29,519	3,113,074
Tucows, Inc. (a)(b)	17,083	1,266,021
Twilio, Inc. Class A (a)	257,694	91,986,450
Unisys Corp. (a)	102,617	2,484,358
Usio, Inc. (a)	20,216	126,754
VeriSign, Inc. (a)	157,910	34,149,617
Verra Mobility Corp. (a)(b)	217,741	3,377,163
Visa, Inc. Class A	2,690,549	616,404,776
WEX, Inc. (a)	71,342	13,096,251
WidePoint Corp. (a)(b)	10,560	57,974
		3,580,558,281
Semiconductors & Semiconductor Equipment - 5.1%
ACM Research, Inc. (a)(b)	15,691	1,398,853
Advanced Micro Devices, Inc. (a)	1,930,611	213,757,250
AEHR Test Systems (a)	31,952	238,362
Allegro MicroSystems LLC (a)	67,722	2,035,046
Alpha & Omega Semiconductor Ltd. (a)	31,728	921,698
Ambarella, Inc. (a)	58,800	6,089,916
Amkor Technology, Inc.	168,240	4,621,553
Amtech Systems, Inc. (a)(b)	21,399	221,266
Analog Devices, Inc.	855,614	139,422,301
Applied Materials, Inc.	1,457,888	197,004,405
Atomera, Inc. (a)(b)	30,135	743,430
Axcelis Technologies, Inc. (a)	53,944	2,681,556
AXT, Inc. (a)(b)	69,951	651,244
Broadcom, Inc.	649,859	323,116,393
Brooks Automation, Inc.	116,681	9,913,218
CEVA, Inc. (a)	34,928	1,685,276
Cirrus Logic, Inc. (a)	90,132	7,541,344
CMC Materials, Inc.	46,443	6,159,271
Cohu, Inc. (a)	76,475	2,728,628
Cree, Inc. (a)(b)	181,380	15,413,672
CVD Equipment Corp. (a)(b)	17,135	79,849
CyberOptics Corp. (a)	11,708	492,321
Diodes, Inc. (a)	67,772	6,562,363
DSP Group, Inc. (a)	35,003	766,566
Enphase Energy, Inc. (a)	214,761	37,310,429
Entegris, Inc.	216,048	25,956,007
Everspin Technologies, Inc. (a)(b)	11,677	85,242
First Solar, Inc. (a)	135,942	12,778,548
FormFactor, Inc. (a)	124,578	4,843,593
GSI Technology, Inc. (a)	19,727	110,471
Ichor Holdings Ltd. (a)	44,610	1,976,669
Impinj, Inc. (a)(b)	36,730	2,140,992
Intel Corp.	6,421,355	347,138,451
Intest Corp. (a)	14,192	178,819
KLA Corp.	243,764	82,870,009
Kopin Corp. (a)	114,030	670,496
Kulicke & Soffa Industries, Inc.	99,463	6,981,308
Lam Research Corp.	226,608	137,057,051
Lattice Semiconductor Corp. (a)	218,105	13,548,683
MACOM Technology Solutions Holdings, Inc. (a)	73,992	4,492,054
Marvell Technology, Inc.	1,303,247	79,745,684
MaxLinear, Inc. Class A (a)	110,134	5,752,299
Microchip Technology, Inc.	436,477	68,684,021
Micron Technology, Inc.	1,781,747	131,314,754
MKS Instruments, Inc.	88,810	13,071,056
Monolithic Power Systems, Inc.	68,274	33,790,851
MoSys, Inc. (a)	212	1,306
NeoPhotonics Corp. (a)	73,245	684,108
NVE Corp. (b)	8,223	577,337
NVIDIA Corp.	3,962,601	887,028,234
NXP Semiconductors NV	437,769	94,177,245
ON Semiconductor Corp. (a)	682,656	30,282,620
Onto Innovation, Inc. (a)	77,618	5,753,822
PDF Solutions, Inc. (a)	44,632	1,005,113
Photronics, Inc. (a)	110,942	1,671,896
Pixelworks, Inc. (a)	69,088	535,432
Power Integrations, Inc.	96,155	10,446,279
Qorvo, Inc. (a)	179,577	33,765,863
Qualcomm, Inc.	1,791,305	262,766,530
QuickLogic Corp. (a)	13,181	80,272
Rambus, Inc. (a)	175,162	4,168,856
Rubicon Technology, Inc. (a)	1,766	16,777
Semtech Corp. (a)	104,394	7,299,228
Silicon Laboratories, Inc. (a)	71,522	11,273,298
SiTime Corp. (a)	19,905	4,236,580
SkyWater Technology, Inc. (a)(b)	10,876	363,041
Skyworks Solutions, Inc.	262,506	48,159,351
SMART Global Holdings, Inc. (a)	31,516	1,527,265
SolarEdge Technologies, Inc. (a)	82,199	23,819,626
SunPower Corp. (a)(b)	128,387	2,766,740
Synaptics, Inc. (a)(b)	55,419	10,517,418
Teradyne, Inc.	265,119	32,196,051
Texas Instruments, Inc.	1,469,545	280,550,836
Ultra Clean Holdings, Inc. (a)	68,693	3,176,364
Universal Display Corp.	67,547	14,089,629
Veeco Instruments, Inc. (a)(b)	83,768	1,909,073
Xilinx, Inc.	391,090	60,849,693
		3,790,439,151
Software - 9.9%
8x8, Inc. (a)	169,203	4,086,252
A10 Networks, Inc. (a)	96,958	1,346,747
ACI Worldwide, Inc. (a)	188,287	6,068,490
Adobe, Inc. (a)	760,579	504,796,282
Agilysys, Inc. (a)	32,616	1,853,567
Alarm.com Holdings, Inc. (a)	72,770	6,136,694
Alfi, Inc. (b)	4,542	40,424
Altair Engineering, Inc. Class A (a)(b)	72,573	5,369,676
Alteryx, Inc. Class A (a)	93,900	6,945,783
American Software, Inc. Class A	44,587	1,131,172
Anaplan, Inc. (a)	228,902	13,729,542
ANSYS, Inc. (a)	139,081	50,814,634
AppFolio, Inc. (a)	28,075	3,315,658
Appian Corp. Class A (a)(b)	62,299	6,678,453
AppLovin Corp. (a)(b)	42,534	2,994,394
Asana, Inc. (a)	42,271	3,193,574
Aspen Technology, Inc. (a)	107,670	13,943,265
Asure Software, Inc. (a)	15,353	138,945
AudioEye, Inc. (a)(b)	7,282	94,957
Autodesk, Inc. (a)	348,858	108,177,377
Avalara, Inc. (a)	137,434	24,696,890
Avaya Holdings Corp. (a)	123,617	2,493,355
Benefitfocus, Inc. (a)	47,410	572,239
Bill.Com Holdings, Inc. (a)	98,693	27,080,372
Black Knight, Inc. (a)	248,688	18,818,221
Blackbaud, Inc.(a)(b)	78,973	5,503,628
BlackLine, Inc. (a)	81,240	8,863,284
Bottomline Technologies, Inc. (a)	63,104	2,667,406
Box, Inc. Class A (a)	227,481	5,864,460
BSQUARE Corp. (a)(b)	7,885	21,053
BTRS Holdings, Inc. (a)(b)	114,576	1,250,024
C3.Ai, Inc. (b)	26,899	1,386,374
Cadence Design Systems, Inc. (a)	441,955	72,250,803
CDK Global, Inc.	192,026	7,988,282
Cerence, Inc. (a)(b)	59,702	6,474,085
Ceridian HCM Holding, Inc. (a)	210,365	23,634,508
ChannelAdvisor Corp. (a)	43,842	1,123,232
Citrix Systems, Inc.	197,069	20,272,488
Cleanspark, Inc. (a)(b)	48,011	662,552
Cloudera, Inc. (a)	362,686	5,777,588
Cloudflare, Inc. (a)	306,950	37,061,143
CommVault Systems, Inc. (a)	75,435	6,107,972
Cornerstone OnDemand, Inc. (a)	98,364	5,636,257
Coupa Software, Inc. (a)	117,804	28,839,597
Crowdstrike Holdings, Inc. (a)	316,014	88,799,934
Datadog, Inc. Class A (a)	348,325	47,999,185
Datto Holding Corp. (b)	43,352	1,105,476
Digimarc Corp. (a)(b)	21,760	636,262
Digital Turbine, Inc. (a)	123,650	7,227,343
DocuSign, Inc. (a)	308,808	91,481,282
Dolby Laboratories, Inc. Class A	103,371	10,245,100
Domo, Inc. Class B (a)	44,129	3,949,546
Dropbox, Inc. Class A (a)	476,197	15,100,207
Duck Creek Technologies, Inc. (a)	56,384	2,629,186
Dynatrace, Inc. (a)	292,789	20,123,388
E2open Parent Holdings, Inc. (a)(b)	214,056	2,555,829
Ebix, Inc.	39,031	1,123,312
eGain Communications Corp. (a)	36,168	426,059
Elastic NV (a)	101,419	16,181,401
Envestnet, Inc. (a)	88,845	7,096,050
Everbridge, Inc. (a)	59,940	9,408,782
Evolving Systems, Inc. (a)	3,507	7,891
Fair Isaac Corp. (a)	45,841	21,074,941
FireEye, Inc. (a)	377,064	6,858,794
Five9, Inc. (a)	106,119	16,791,209
Fortinet, Inc. (a)	215,068	67,776,530
GSE Systems, Inc. (a)	274	323
GTY Technology Holdings, Inc. (a)(b)	75,168	554,740
Guidewire Software, Inc. (a)	133,034	15,759,208
HubSpot, Inc. (a)	69,999	47,912,216
Intelligent Systems Corp. (a)(b)	8,588	331,411
InterDigital, Inc.	49,320	3,556,465
Intrusion, Inc. (a)(b)	19,226	86,517
Intuit, Inc.	434,848	246,171,801
Inuvo, Inc. (a)(b)	121,663	91,466
Issuer Direct Corp. (a)	1,431	37,564
j2 Global, Inc. (a)(b)	66,881	9,209,514
Jamf Holding Corp. (a)(b)	59,838	2,103,306
Kaspien Holdings, Inc. (a)	105	2,073
KnowBe4, Inc. (a)	35,042	862,384
LivePerson, Inc. (a)	102,162	6,548,584
Manhattan Associates, Inc. (a)	100,942	16,452,537
Marathon Digital Holdings, Inc. (a)(b)	146,201	5,934,299
Marin Software, Inc. (a)(b)	11,218	74,712
McAfee Corp.	64,494	1,712,961
Medallia, Inc. (a)	134,677	4,548,042
Microsoft Corp.	11,975,827	3,615,262,655
MicroStrategy, Inc. Class A (a)(b)	12,405	8,612,792
Mimecast Ltd. (a)	94,606	6,604,445
Mitek Systems, Inc. (a)(b)	69,038	1,544,380
Model N, Inc. (a)	50,181	1,701,638
Momentive Global, Inc. (a)	197,159	3,866,288
N-able, Inc. (a)(b)	62,632	847,411
Net Element International, Inc. (a)	5,974	65,356
NetSol Technologies, Inc. (a)	11,760	50,803
New Relic, Inc. (a)	85,936	6,872,302
NortonLifeLock, Inc.	917,883	24,378,972
Nuance Communications, Inc. (a)	451,715	24,866,911
Nutanix, Inc. Class A (a)	334,775	12,356,545
NXT-ID, Inc. (a)	23,472	16,430
Oblong, Inc. (a)	15,734	33,513
Olo, Inc. (a)	39,151	1,503,007
ON24, Inc. (a)	15,006	339,286
Onespan, Inc. (a)	49,656	956,871
Oracle Corp.	2,885,300	257,166,789
Pagerduty, Inc. (a)	90,904	3,890,691
Palantir Technologies, Inc. (a)(b)	715,344	18,842,161
Palo Alto Networks, Inc. (a)	154,511	71,235,751
Park City Group, Inc. (a)	13,889	75,278
Paycom Software, Inc. (a)	78,532	38,394,295
Paylocity Holding Corp. (a)	59,752	16,085,238
Pegasystems, Inc.	62,914	8,658,854
Phunware, Inc. (a)(b)	85,253	94,631
Ping Identity Holding Corp. (a)(b)	58,638	1,521,656
Progress Software Corp.	68,325	3,181,212
Proofpoint, Inc. (a)	90,904	15,999,104
PROS Holdings, Inc. (a)(b)	61,234	2,647,758
PTC, Inc. (a)	166,194	21,881,102
Q2 Holdings, Inc. (a)	85,231	7,507,999
QAD, Inc.:
Class A	16,388	1,425,920
Class B	3,031	262,333
Qualtrics International, Inc.	89,052	4,032,275
Qualys, Inc. (a)	53,236	6,248,842
Qumu Corp. (a)	15,357	44,996
Rapid7, Inc. (a)	88,503	10,754,885
RealNetworks, Inc. (a)	24,148	45,881
Rimini Street, Inc. (a)	49,057	468,494
RingCentral, Inc. (a)	127,585	32,184,592
Riot Blockchain, Inc. (a)(b)	135,818	5,068,728
SailPoint Technologies Holding, Inc. (a)	143,710	6,734,251
Salesforce.com, Inc. (a)	1,534,506	407,058,407
SeaChange International, Inc. (a)	41,040	43,913
SecureWorks Corp. (a)	18,591	380,372
Semrush Holdings, Inc.	16,096	426,866
ServiceNow, Inc. (a)	313,422	201,730,936
SharpSpring, Inc. (a)	14,695	251,285
ShotSpotter, Inc. (a)	11,917	474,654
Smartsheet, Inc. (a)	187,507	14,919,932
Smith Micro Software, Inc. (a)	54,828	273,592
Splunk, Inc. (a)	263,451	40,273,754
Sprout Social, Inc. (a)	47,712	5,801,779
SPS Commerce, Inc. (a)	56,725	7,687,939
SRAX, Inc. (a)	35,558	198,769
SRAX, Inc. rights 12/31/20 (a)(c)	7,116	1,281
SS&C Technologies Holdings, Inc.	354,058	26,788,028
Sumo Logic, Inc.	26,520	552,942
Support.com, Inc. (a)(b)	27,657	867,324
Synchronoss Technologies, Inc. (a)	71,282	188,897
Synopsys, Inc. (a)	242,265	80,490,124
Telos Corp.	37,121	1,224,993
Tenable Holdings, Inc. (a)	109,743	4,869,297
Teradata Corp. (a)	174,084	9,520,654
The Trade Desk, Inc. (a)	684,691	54,809,515
Tyler Technologies, Inc. (a)	64,688	31,418,962
Upland Software, Inc. (a)	45,690	1,780,996
Varonis Systems, Inc. (a)	168,630	11,637,156
Verb Technology Co., Inc. (a)(b)	67,557	140,519
Verint Systems, Inc. (a)(b)	105,845	4,724,921
Veritone, Inc. (a)	43,746	912,979
Vertex, Inc. Class A (a)	42,236	874,285
Viant Technology, Inc.	17,145	235,744
VirnetX Holding Corp. (a)(b)	93,487	419,757
VMware, Inc. Class A (a)(b)	127,629	19,000,129
Vonage Holdings Corp. (a)	369,870	5,215,167
Workday, Inc. Class A (a)	300,040	81,958,926
Workiva, Inc. (a)(b)	65,941	9,249,544
Xperi Holding Corp.	164,671	3,519,019
Yext, Inc. (a)	160,284	2,167,040
Zendesk, Inc. (a)	187,258	23,145,089
Zix Corp. (a)	89,425	692,150
Zoom Video Communications, Inc. Class A (a)	338,935	98,121,683
Zscaler, Inc. (a)	117,894	32,814,616
Zuora, Inc. (a)	160,997	2,733,729
		7,290,380,514
Technology Hardware, Storage & Peripherals - 5.5%
3D Systems Corp. (a)	197,968	6,026,146
Apple, Inc.	24,941,157	3,786,815,822
Astro-Med, Inc. (a)	8,893	139,264
Avid Technology, Inc. (a)	68,306	1,762,978
Boxlight Corp. (a)(b)	66,134	171,948
Corsair Gaming, Inc. (b)	31,597	914,733
Dell Technologies, Inc. (a)	398,642	38,851,649
Diebold Nixdorf, Inc. (a)	123,042	1,338,697
Eastman Kodak Co. (a)	101,106	736,052
Hewlett Packard Enterprise Co.	2,065,092	31,926,322
HP, Inc.	1,913,463	56,906,390
Immersion Corp. (a)(b)	49,764	373,230
Intevac, Inc. (a)	41,497	212,880
NCR Corp. (a)	203,412	8,640,942
NetApp, Inc.	352,825	31,376,727
One Stop Systems, Inc. (a)(b)	15,326	86,745
Pure Storage, Inc. Class A (a)	398,496	10,293,152
Quantum Corp. (a)	114,107	712,028
Seagate Technology Holdings PLC	314,976	27,588,748
Socket Mobile, Inc. (a)(b)	1,516	10,460
Sonim Technologies, Inc. (a)(b)	68,079	29,955
Super Micro Computer, Inc. (a)	72,354	2,643,815
Transact Technologies, Inc. (a)	14,803	207,982
Turtle Beach Corp. (a)(b)	23,065	655,277
Western Digital Corp. (a)	485,259	30,668,369
Xerox Holdings Corp.	263,367	5,928,391
		4,045,018,702

TOTAL INFORMATION TECHNOLOGY		19,924,704,686

MATERIALS - 2.8%
Chemicals - 1.7%
Advanced Emissions Solutions, Inc. (a)	27,740	188,909
AdvanSix, Inc. (a)	47,037	1,716,851
AgroFresh Solutions, Inc. (a)	31,343	64,880
Air Products & Chemicals, Inc.	351,106	94,626,578
Albemarle Corp. U.S.	185,213	43,847,326
American Vanguard Corp.	39,593	606,961
Amyris, Inc. (a)(b)	311,748	4,691,807
Ashland Global Holdings, Inc.	87,320	7,955,725
Avient Corp.	147,730	7,695,256
Axalta Coating Systems Ltd. (a)	333,761	10,193,061
Balchem Corp.	51,283	7,201,159
Cabot Corp.	92,887	4,960,166
Celanese Corp. Class A	179,341	28,443,483
CF Industries Holdings, Inc.	339,317	15,411,778
Chase Corp.	12,178	1,394,381
Core Molding Technologies, Inc. (a)	12,523	172,442
Corteva, Inc.	1,171,913	51,529,015
Danimer Scientific, Inc. (a)(b)	99,401	1,942,296
Diversey Holdings Ltd. (a)	92,720	1,619,818
Dow, Inc.	1,186,808	74,650,223
DuPont de Nemours, Inc.	843,763	62,455,337
Eastman Chemical Co.	216,751	24,527,543
Ecolab, Inc.	396,187	89,284,702
Ecovyst, Inc.	79,860	1,038,979
Element Solutions, Inc.	341,952	7,772,569
Ferro Corp. (a)	129,415	2,691,832
Flotek Industries, Inc. (a)(b)	92,584	127,766
FMC Corp.	204,624	19,158,945
FutureFuel Corp.	46,867	375,405
GCP Applied Technologies, Inc. (a)	83,405	1,988,375
H.B. Fuller Co.	81,468	5,504,793
Hawkins, Inc.	29,228	1,107,157
Huntsman Corp.	309,337	8,175,777
Ingevity Corp. (a)	64,823	5,211,121
Innospec, Inc.	38,486	3,602,290
International Flavors & Fragrances, Inc.	396,208	60,025,512
Intrepid Potash, Inc. (a)	16,359	507,293
Koppers Holdings, Inc. (a)	31,948	1,051,089
Kraton Performance Polymers, Inc. (a)	51,103	2,152,458
Kronos Worldwide, Inc.	48,675	644,457
Linde PLC	828,202	260,544,067
Livent Corp. (a)(b)	258,571	6,430,661
Loop Industries, Inc. (a)(b)	29,687	269,261
LSB Industries, Inc. (a)(b)	30,831	254,047
LyondellBasell Industries NV Class A	407,409	40,883,493
Marrone Bio Innovations, Inc. (a)	136,318	136,318
Minerals Technologies, Inc.	55,301	4,348,871
NewMarket Corp.	11,736	4,104,431
Northern Technologies International Corp.	7,327	122,141
Olin Corp.	228,987	11,412,712
Orion Engineered Carbons SA (a)	98,087	1,733,197
PPG Industries, Inc.	376,089	60,005,000
PureCycle Technologies, Inc. (a)(b)	123,574	1,817,774
Quaker Chemical Corp. (b)	21,507	5,572,894
Rayonier Advanced Materials, Inc. (a)	100,330	708,330
RPM International, Inc.	205,990	16,950,917
Sensient Technologies Corp.	68,461	5,945,838
Sherwin-Williams Co.	379,966	115,384,275
Stepan Co.	35,125	4,129,295
The Chemours Co. LLC	258,466	8,661,196
The Mosaic Co.	544,449	17,520,369
The Scotts Miracle-Gro Co. Class A	64,688	10,145,019
Trecora Resources (a)(b)	28,027	235,427
Tredegar Corp.	40,525	538,172
Trinseo SA (b)	62,069	3,223,243
Tronox Holdings PLC	178,193	3,765,218
Valhi, Inc.	4,257	100,976
Valvoline, Inc.	288,128	8,689,940
Venator Materials PLC (a)	76,553	250,328
W.R. Grace & Co.	99,972	6,962,050
Westlake Chemical Corp.	53,500	4,673,225
Zymergen, Inc. (a)(b)	28,321	371,572
		1,262,205,772
Construction Materials - 0.1%
Eagle Materials, Inc.	67,832	10,638,771
Forterra, Inc. (a)	34,286	789,949
Martin Marietta Materials, Inc.	99,083	37,775,394
Smith-Midland Corp. (a)(b)	2,750	51,370
Summit Materials, Inc. (a)	187,149	6,301,307
United States Lime & Minerals, Inc.	4,477	654,045
Vulcan Materials Co.	210,648	39,165,783
		95,376,619
Containers & Packaging - 0.4%
Amcor PLC	2,437,974	31,327,966
Aptargroup, Inc.	104,594	14,099,271
Avery Dennison Corp.	131,849	29,717,446
Ball Corp.	521,801	50,072,024
Berry Global Group, Inc. (a)	214,547	14,411,122
Crown Holdings, Inc.	214,646	23,565,984
Graphic Packaging Holding Co.	451,889	9,272,762
Greif, Inc.:
Class A	42,211	2,672,801
Class B	9,210	566,415
International Paper Co.	619,719	37,238,915
Myers Industries, Inc.	59,545	1,357,626
O-I Glass, Inc. (a)	251,291	3,802,033
Packaging Corp. of America	150,306	22,801,420
Pactiv Evergreen, Inc.	69,904	961,180
Ranpak Holdings Corp. (A Shares) (a)	65,732	2,017,972
Sealed Air Corp.	242,181	14,780,306
Silgan Holdings, Inc.	126,190	5,354,242
Sonoco Products Co.	162,140	10,587,742
UFP Technologies, Inc. (a)	10,975	768,140
WestRock Co.	422,231	21,972,901
		297,348,268
Metals & Mining - 0.5%
Alcoa Corp. (a)	295,028	13,090,392
Allegheny Technologies, Inc. (a)	201,208	3,593,575
Alpha Metallurgical Resources (a)	29,324	1,146,862
Ampco-Pittsburgh Corp. (a)(b)	10,622	50,986
Arconic Corp. (a)	154,837	5,340,328
Carpenter Technology Corp.	76,462	2,550,008
Century Aluminum Co. (a)	77,869	998,281
Cleveland-Cliffs, Inc. (a)	724,965	17,014,929
Coeur d'Alene Mines Corp. (a)	412,012	2,904,685
Commercial Metals Co.	196,834	6,420,725
Compass Minerals International, Inc.	56,183	3,760,328
Comstock Mining, Inc. (a)(b)	142,510	430,380
Freeport-McMoRan, Inc.	2,325,612	84,629,021
Friedman Industries	9,343	114,452
Gatos Silver, Inc.	37,882	543,228
Gold Resource Corp.	117,167	201,527
Golden Minerals Co. (a)(b)	97,441	51,537
Haynes International, Inc.	21,795	855,454
Hecla Mining Co.	851,017	5,233,755
Hycroft Mining Holding Corp. (a)(b)	59,742	115,302
Kaiser Aluminum Corp.	26,057	3,289,957
Materion Corp.	33,447	2,442,634
McEwen Mining, Inc. (a)(b)	552,224	635,058
MP Materials Corp. (a)(b)	103,970	3,490,273
Newmont Corp.	1,274,269	73,894,859
Nucor Corp.	474,087	55,733,668
Olympic Steel, Inc.	15,009	409,145
Paramount Gold Nevada Corp. (a)	5,612	4,967
Ramaco Resources, Inc. (a)	20,697	186,066
Reliance Steel & Aluminum Co.	100,791	15,122,682
Royal Gold, Inc.	104,066	11,585,668
Ryerson Holding Corp.	24,848	575,231
Schnitzer Steel Industries, Inc. Class A	43,053	2,036,837
Solitario Exploration & Royalty Corp. (a)(b)	12,775	6,911
Steel Dynamics, Inc.	317,826	21,450,077
SunCoke Energy, Inc.	132,237	919,047
Synalloy Corp. (a)	10,355	120,636
TimkenSteel Corp. (a)(b)	64,113	877,066
U.S. Antimony Corp. (a)(b)	69,277	65,301
U.S. Gold Corp. (a)	4,474	42,369
United States Steel Corp.	426,184	11,400,422
Universal Stainless & Alloy Products, Inc. (a)	11,782	130,898
Warrior Metropolitan Coal, Inc.	77,469	1,734,531
Worthington Industries, Inc.	56,864	3,295,269
		358,495,327
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	25,374	824,401
Domtar Corp. (a)	83,969	4,604,020
Glatfelter Corp.	68,287	1,078,935
Louisiana-Pacific Corp.	165,633	10,507,758
Mercer International, Inc. (SBI)	69,747	793,721
Neenah, Inc.	27,539	1,387,690
Resolute Forest Products (b)	138,617	1,698,058
Schweitzer-Mauduit International, Inc.	51,726	1,979,554
Verso Corp.	52,711	1,004,145
		23,878,282

TOTAL MATERIALS		2,037,304,268

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Acadia Realty Trust (SBI)	133,570	2,834,355
Agree Realty Corp.	113,183	8,437,793
Alexander & Baldwin, Inc.	122,362	2,554,919
Alexanders, Inc.	4,201	1,118,726
Alexandria Real Estate Equities, Inc.	219,051	45,205,555
Alpine Income Property Trust, Inc.	17,081	321,806
American Assets Trust, Inc.	80,482	3,204,793
American Campus Communities, Inc.	220,817	11,228,544
American Finance Trust, Inc.	202,108	1,742,171
American Homes 4 Rent Class A	437,881	18,364,729
American Tower Corp.	722,000	210,946,740
Americold Realty Trust	402,882	14,801,885
Apartment Income (REIT) Corp.	258,726	13,148,455
Apartment Investment & Management Co. Class A	224,110	1,609,110
Apple Hospitality (REIT), Inc.	341,108	5,041,576
Armada Hoffler Properties, Inc.	102,818	1,380,846
Ashford Hospitality Trust, Inc. (a)	26,976	416,779
AvalonBay Communities, Inc.	221,644	50,885,030
Bluerock Residential Growth (REIT), Inc.	42,858	466,724
Boston Properties, Inc.	224,688	25,387,497
Braemar Hotels & Resorts, Inc. (a)	44,906	226,326
Brandywine Realty Trust (SBI)	268,007	3,719,937
Brixmor Property Group, Inc.	463,779	10,875,618
Broadstone Net Lease, Inc.	240,854	6,599,400
BRT Apartments Corp.	38,461	746,913
Camden Property Trust (SBI)	154,824	23,229,793
CareTrust (REIT), Inc.	155,166	3,412,100
CatchMark Timber Trust, Inc.	71,502	825,133
Cedar Realty Trust, Inc. (b)	20,673	359,503
Centerspace	21,425	2,167,782
Chatham Lodging Trust (a)	72,371	868,452
CIM Commercial Trust Corp.	40,536	283,752
City Office REIT, Inc.	79,355	1,267,299
Clipper Realty, Inc.	18,245	153,988
Columbia Property Trust, Inc.	186,233	3,113,816
Community Healthcare Trust, Inc.	39,903	1,935,695
Condor Hospitality Trust, Inc. (a)	6,190	36,273
CorEnergy Infrastructure Trust, Inc.	20,064	96,708
CorePoint Lodging, Inc. (a)	63,549	918,919
CoreSite Realty Corp.	68,405	10,149,250
Corporate Office Properties Trust (SBI)	175,005	4,931,641
Cousins Properties, Inc.	235,460	9,079,338
Crown Castle International Corp.	686,921	133,736,649
CTO Realty Growth, Inc.	9,746	546,653
CubeSmart	319,536	17,095,176
CyrusOne, Inc.	194,670	14,985,697
DiamondRock Hospitality Co. (a)	330,337	2,986,246
Digital Realty Trust, Inc.	446,473	73,181,389
Digitalbridge Group, Inc. (a)(b)	760,222	5,245,532
Diversified Healthcare Trust (SBI)	369,964	1,387,365
Douglas Emmett, Inc.	265,658	8,769,371
Duke Realty Corp.	598,586	31,431,751
Easterly Government Properties, Inc.	135,481	2,895,229
EastGroup Properties, Inc.	65,739	11,850,112
Empire State Realty Trust, Inc.	226,638	2,327,572
EPR Properties	118,316	6,004,537
Equinix, Inc.	142,200	119,938,590
Equity Commonwealth	192,473	5,069,739
Equity Lifestyle Properties, Inc.	271,059	23,058,989
Equity Residential (SBI)	545,884	45,892,468
Essential Properties Realty Trust, Inc.	185,859	6,023,690
Essex Property Trust, Inc.	102,901	34,033,477
Extra Space Storage, Inc.	214,108	40,018,926
Farmland Partners, Inc.	63,109	773,085
Federal Realty Investment Trust (SBI)	113,037	13,764,515
First Industrial Realty Trust, Inc.	206,239	11,547,322
Four Corners Property Trust, Inc.	117,650	3,365,967
Franklin Street Properties Corp.	166,446	798,941
Gaming & Leisure Properties	347,984	17,155,611
Getty Realty Corp.	66,664	2,108,582
Gladstone Commercial Corp.	68,755	1,555,926
Gladstone Land Corp.	35,626	838,992
Global Medical REIT, Inc.	95,070	1,465,979
Global Net Lease, Inc.	157,928	2,684,776
Global Self Storage, Inc.	1,725	9,367
Healthcare Realty Trust, Inc.	226,598	6,804,738
Healthcare Trust of America, Inc.	345,228	10,470,765
Healthpeak Properties, Inc.	855,508	30,798,288
Hersha Hospitality Trust (a)	63,989	600,217
Highwoods Properties, Inc. (SBI)	165,356	7,555,116
Host Hotels & Resorts, Inc. (a)	1,114,626	18,458,207
Hudson Pacific Properties, Inc.	242,333	6,392,745
Independence Realty Trust, Inc.	247,316	5,065,032
Indus Realty Trust, Inc.	7,936	556,393
Industrial Logistics Properties Trust	114,465	3,139,775
Invitation Homes, Inc.	903,659	37,212,678
Iron Mountain, Inc.	458,316	21,884,589
iStar Financial, Inc.	117,954	3,119,883
JBG SMITH Properties	178,723	5,384,924
Kilroy Realty Corp.	168,346	11,051,915
Kimco Realty Corp.	958,420	20,883,972
Kite Realty Group Trust	138,925	2,814,621
Lamar Advertising Co. Class A	138,244	15,736,315
Lexington Corporate Properties Trust	437,782	5,923,190
Life Storage, Inc.	121,075	15,066,573
LTC Properties, Inc.	61,833	2,133,857
Mack-Cali Realty Corp. (a)	143,375	2,563,545
Medical Properties Trust, Inc.	939,305	19,236,966
Mid-America Apartment Communities, Inc.	182,440	35,095,983
Monmouth Real Estate Investment Corp. Class A	158,687	3,011,879
National Health Investors, Inc.	72,516	4,337,907
National Retail Properties, Inc.	280,674	13,362,889
National Storage Affiliates Trust	122,475	7,011,694
NETSTREIT Corp.	42,976	1,111,359
New Senior Investment Group, Inc.	142,626	1,245,125
New York City REIT, Inc.	7,820	72,100
NexPoint Residential Trust, Inc.	35,986	2,331,533
Office Properties Income Trust	86,626	2,298,188
Omega Healthcare Investors, Inc.	381,874	12,804,235
One Liberty Properties, Inc.	29,137	927,722
Outfront Media, Inc.	236,645	5,859,330
Paramount Group, Inc.	268,972	2,383,092
Park Hotels & Resorts, Inc. (a)	371,137	7,103,562
Pebblebrook Hotel Trust	212,843	4,688,931
Pennsylvania Real Estate Investment Trust (SBI) (a)	82,490	159,206
Physicians Realty Trust	354,273	6,557,593
Piedmont Office Realty Trust, Inc. Class A	206,647	3,682,450
Plymouth Industrial REIT, Inc.	50,320	1,185,539
Postal Realty Trust, Inc.	20,396	398,742
Potlatch Corp.	106,834	5,550,026
Preferred Apartment Communities, Inc. Class A	79,157	987,879
Prologis (REIT), Inc.	1,175,242	158,258,088
PS Business Parks, Inc.	33,593	5,281,827
Public Storage	241,424	78,127,221
QTS Realty Trust, Inc. Class A	113,575	8,856,579
Rayonier, Inc.	222,063	8,167,477
Realty Income Corp.	597,208	43,130,362
Regency Centers Corp.	249,578	17,126,042
Retail Opportunity Investments Corp.	189,130	3,419,470
Retail Properties America, Inc.	348,925	4,612,789
Retail Value, Inc.	27,342	683,550
Rexford Industrial Realty, Inc.	214,658	13,293,770
RLJ Lodging Trust	270,255	3,899,780
RPT Realty	129,153	1,671,240
Ryman Hospitality Properties, Inc. (a)	88,041	7,313,566
Sabra Health Care REIT, Inc.	334,677	5,354,832
Safehold, Inc.	25,633	2,296,973
Saul Centers, Inc.	24,642	1,135,503
SBA Communications Corp. Class A	174,113	62,501,344
Seritage Growth Properties (a)	62,696	1,013,794
Service Properties Trust	253,353	2,895,825
Simon Property Group, Inc.	521,459	70,110,163
SITE Centers Corp.	264,565	4,262,142
SL Green Realty Corp.	110,842	7,767,807
Sotherly Hotels, Inc. (a)	1,919	4,606
Spirit Realty Capital, Inc.	182,605	9,453,461
Stag Industrial, Inc.	251,691	10,633,945
Store Capital Corp.	388,833	14,025,206
Summit Hotel Properties, Inc. (a)	162,980	1,518,974
Sun Communities, Inc.	177,968	35,858,772
Sunstone Hotel Investors, Inc. (a)	341,796	3,961,416
Tanger Factory Outlet Centers, Inc.	158,706	2,653,564
Terreno Realty Corp.	113,386	7,575,319
The GEO Group, Inc. (b)	187,252	1,451,203
The Macerich Co.	289,550	4,945,514
UDR, Inc.	472,208	25,508,676
UMH Properties, Inc.	68,758	1,629,565
Uniti Group, Inc.	373,239	4,878,234
Universal Health Realty Income Trust (SBI)	23,068	1,366,318
Urban Edge Properties	178,440	3,379,654
Urstadt Biddle Properties, Inc. Class A	52,535	1,002,368
Ventas, Inc.	594,117	33,234,905
VEREIT, Inc.	363,918	18,388,777
VICI Properties, Inc. (b)	852,042	26,336,618
Vornado Realty Trust	245,552	10,283,718
Washington REIT (SBI)	134,568	3,383,040
Welltower, Inc.	662,158	57,958,690
Weyerhaeuser Co.	1,189,586	42,825,096
Wheeler REIT, Inc. (a)	4,774	15,659
Whitestone REIT Class B	60,198	590,542
WP Carey, Inc.	285,090	22,271,231
Xenia Hotels & Resorts, Inc. (a)	176,409	3,073,045
		2,381,053,418
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (a)	15,310	166,114
American Realty Investments, Inc. (a)	4,842	54,715
Amrep Corp. (a)	2,310	34,766
CBRE Group, Inc. (a)	531,897	51,221,681
Cushman & Wakefield PLC (a)	204,948	3,717,757
eXp World Holdings, Inc. (b)	92,404	4,236,723
Fathom Holdings, Inc. (a)(b)	6,140	175,481
Forestar Group, Inc. (a)	24,244	504,033
FRP Holdings, Inc. (a)	12,591	726,501
Howard Hughes Corp. (a)	71,253	6,450,534
Jones Lang LaSalle, Inc. (a)	80,987	19,633,678
Kennedy-Wilson Holdings, Inc.	202,903	4,461,837
Marcus & Millichap, Inc. (a)	36,221	1,420,588
Maui Land & Pineapple, Inc. (a)	22,080	242,438
Newmark Group, Inc.	261,005	3,554,888
Opendoor Technologies, Inc. (a)(b)	541,476	9,600,369
Rafael Holdings, Inc. (a)(b)	15,875	664,369
RE/MAX Holdings, Inc.	28,435	952,288
Realogy Holdings Corp. (a)	182,366	3,200,523
Redfin Corp. (a)(b)	163,212	7,927,207
Stratus Properties, Inc. (a)	9,028	272,014
Tejon Ranch Co. (a)	27,823	534,758
The RMR Group, Inc.	23,696	1,098,073
The St. Joe Co. (b)	47,225	2,185,101
Transcontinental Realty Investors, Inc. (a)	14,596	507,211
Trinity Place Holdings, Inc. (a)	9,192	19,487
		123,563,134

TOTAL REAL ESTATE		2,504,616,552

UTILITIES - 2.4%
Electric Utilities - 1.4%
Allete, Inc.	82,156	5,538,958
Alliant Energy Corp.	395,966	24,070,773
American Electric Power Co., Inc.	790,134	70,772,302
Avangrid, Inc. (b)	122,208	6,678,667
Duke Energy Corp.	1,217,899	127,465,309
Edison International	603,376	34,899,268
Entergy Corp.	319,304	35,318,215
Evergy, Inc.	363,898	24,908,818
Eversource Energy	545,448	49,488,497
Exelon Corp.	1,548,525	75,908,696
FirstEnergy Corp.	866,001	33,661,459
Genie Energy Ltd. Class B	35,001	236,607
Hawaiian Electric Industries, Inc.	171,956	7,497,282
IDACORP, Inc.	80,953	8,528,399
MGE Energy, Inc.	59,045	4,755,484
NextEra Energy, Inc.	3,114,276	261,568,041
NRG Energy, Inc.	389,909	17,807,144
OGE Energy Corp.	316,612	11,211,231
Otter Tail Corp.	68,364	3,751,133
PG&E Corp. (a)	2,360,620	21,646,885
Pinnacle West Capital Corp.	179,526	13,805,549
PNM Resources, Inc.	138,500	6,855,750
Portland General Electric Co.	139,890	7,183,352
PPL Corp.	1,221,064	35,838,228
Southern Co.	1,676,179	110,175,246
Via Renewables, Inc. Class A, (b)	17,335	194,152
Xcel Energy, Inc.	855,505	58,815,969
		1,058,581,414
Gas Utilities - 0.1%
Atmos Energy Corp.	204,612	19,951,716
Chesapeake Utilities Corp.	28,743	3,756,710
National Fuel Gas Co.	144,346	7,478,566
New Jersey Resources Corp.	155,361	5,801,180
Northwest Natural Holding Co.	48,857	2,513,693
ONE Gas, Inc.	85,316	6,127,395
RGC Resources, Inc.	11,687	280,955
South Jersey Industries, Inc.	221,783	5,502,436
Southwest Gas Corp.	87,296	6,137,782
Spire, Inc.	79,339	5,291,911
UGI Corp.	326,943	15,140,730
		77,983,074
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	59,386	1,766,140
Class C	140,582	4,412,869
Ormat Technologies, Inc. (b)	70,556	5,018,648
Sunnova Energy International, Inc. (a)(b)	102,035	3,693,667
The AES Corp.	1,047,564	25,005,353
Vistra Corp.	764,251	14,589,552
		54,486,229
Multi-Utilities - 0.7%
Ameren Corp.	408,859	35,865,111
Avista Corp.	109,493	4,582,282
Black Hills Corp.	103,572	7,284,219
CenterPoint Energy, Inc.	927,130	23,261,692
CMS Energy Corp.	462,071	29,632,613
Consolidated Edison, Inc.	541,742	40,874,434
Dominion Energy, Inc.	1,280,552	99,678,168
DTE Energy Co.	307,637	37,021,037
MDU Resources Group, Inc.	319,213	10,269,082
NiSource, Inc.	624,954	15,405,116
NorthWestern Energy Corp.	80,780	5,137,608
Public Service Enterprise Group, Inc.	802,852	51,334,357
Sempra Energy	500,430	66,236,915
Unitil Corp.	25,972	1,288,211
WEC Energy Group, Inc.	499,897	47,230,269
		475,101,114
Water Utilities - 0.1%
American States Water Co.	57,283	5,282,065
American Water Works Co., Inc.	287,341	52,367,897
Artesian Resources Corp. Class A	13,592	535,661
Cadiz, Inc. (a)(b)	51,666	694,391
California Water Service Group	80,737	5,130,836
Essential Utilities, Inc.	354,236	17,580,733
Global Water Resources, Inc.	12,626	252,520
Middlesex Water Co. (b)	27,124	2,967,637
Pure Cycle Corp. (a)	33,010	493,500
SJW Corp.	44,312	3,072,151
York Water Co.	23,522	1,213,030
		89,590,421

TOTAL UTILITIES		1,755,742,252

TOTAL COMMON STOCKS
(Cost $36,975,924,874)		73,528,874,659

Nonconvertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Meta Materials, Inc. Series A (c)
(Cost $74,220)	189,090	219,344
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 4% 6/15/23 (Cost $11,000)(c)(e)	11,000	10,999
	Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.06% (f)	172,931,632	172,966,218
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	1,103,092,298	1,103,202,607
TOTAL MONEY MARKET FUNDS
(Cost $1,276,138,240)		1,276,168,825
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $38,252,148,334)		74,805,273,827
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(1,109,493,894)
NET ASSETS - 100%		$73,695,779,933

Securities Sold Short - 0.0%

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	202	Sept. 2021	$22,939,120	$1,062,187	$1,062,187
CME E-mini S&P 500 Index Contracts (United States)	692	Sept. 2021	156,409,300	10,302,040	10,302,040
CME E-mini S&P MidCap 400 Index Contracts (United States)	42	Sept. 2021	11,558,400	464,243	464,243
TOTAL FUTURES CONTRACTS					$11,828,470

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,700,148 or 0.0% of net assets.

 (e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$184,219,556	$2,942,748,954	$2,954,002,292	$64,293	$--	$--	$172,966,218	0.3%
Fidelity Securities Lending Cash Central Fund 0.06%	922,534,623	3,807,632,179	3,626,964,195	4,269,073	--	--	1,103,202,607	3.3%
Total	$1,106,754,179	$6,750,381,133	$6,580,966,487	$4,333,336	$--	$--	$1,276,168,825

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$7,742,606,569	$7,742,283,170	$--	$323,399
Consumer Discretionary	8,739,743,063	8,739,739,116	--	3,947
Consumer Staples	3,838,619,463	3,838,619,463	--	--
Energy	1,743,801,685	1,743,582,341	--	219,344
Financials	8,600,027,645	8,600,027,645	--	--
Health Care	9,942,935,457	9,942,392,279	55	543,123
Industrials	6,698,992,363	6,698,992,323	--	40
Information Technology	19,924,704,686	19,924,703,405	--	1,281
Materials	2,037,304,268	2,037,304,268	--	--
Real Estate	2,504,616,552	2,504,616,552	--	--
Utilities	1,755,742,252	1,755,742,252	--	--
Corporate Bonds	10,999	--	--	10,999
Money Market Funds	1,276,168,825	1,276,168,825	--	--
Total Investments in Securities:	$74,805,273,827	$74,804,171,639	$55	$1,102,133
Derivative Instruments:
Assets
Futures Contracts	$11,828,470	$11,828,470	$--	$--
Total Assets	$11,828,470	$11,828,470	$--	$--
Total Derivative Instruments:	$11,828,470	$11,828,470	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$11,828,470	$0
Total Equity Risk	11,828,470	0
Total Value of Derivatives	$11,828,470	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,081,192,790) — See accompanying schedule: Unaffiliated issuers (cost $36,976,010,094)	$73,529,105,002
Fidelity Central Funds (cost $1,276,138,240)	1,276,168,825
Total Investment in Securities (cost $38,252,148,334)		$74,805,273,827
Segregated cash with brokers for derivative instruments		11,657,000
Cash		594,291
Receivable for fund shares sold		35,168,338
Dividends receivable		80,807,192
Interest receivable		94
Distributions receivable from Fidelity Central Funds		448,925
Other receivables		1,526,698
Total assets		74,935,476,365
Liabilities
Payable for investments purchased	$110,164,069
Payable for fund shares redeemed	23,971,825
Accrued management fee	901,869
Payable for daily variation margin on futures contracts	172,025
Other payables and accrued expenses	1,525,105
Collateral on securities loaned	1,102,961,539
Total liabilities		1,239,696,432
Net Assets		$73,695,779,933
Net Assets consist of:
Paid in capital		$37,299,754,729
Total accumulated earnings (loss)		36,396,025,204
Net Assets		$73,695,779,933
Net Asset Value, offering price and redemption price per share ($73,695,779,933 ÷ 567,988,828 shares)		$129.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$452,446,931
Interest		1,683
Income from Fidelity Central Funds (including $4,269,073 from security lending)		4,333,366
Total income		456,781,980
Expenses
Management fee	$4,943,541
Independent trustees' fees and expenses	120,918
Total expenses before reductions	5,064,459
Expense reductions	(179)
Total expenses after reductions		5,064,280
Net investment income (loss)		451,717,700
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	91,613,253
Futures contracts	40,831,743
Total net realized gain (loss)		132,444,996
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	10,002,444,465
Futures contracts	3,549,975
Total change in net unrealized appreciation (depreciation)		10,005,994,440
Net gain (loss)		10,138,439,436
Net increase (decrease) in net assets resulting from operations		$10,590,157,136

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$451,717,700	$796,886,543
Net realized gain (loss)	132,444,996	(242,524,739)
Change in net unrealized appreciation (depreciation)	10,005,994,440	14,748,963,658
Net increase (decrease) in net assets resulting from operations	10,590,157,136	15,303,325,462
Distributions to shareholders	(74,288,811)	(824,389,466)
Share transactions
Proceeds from sales of shares	6,583,994,130	10,243,071,315
Reinvestment of distributions	66,679,308	738,069,837
Cost of shares redeemed	(3,354,925,461)	(11,561,910,022)
Net increase (decrease) in net assets resulting from share transactions	3,295,747,977	(580,768,870)
Total increase (decrease) in net assets	13,811,616,302	13,898,167,126
Net Assets
Beginning of period	59,884,163,631	45,985,996,505
End of period	$73,695,779,933	$59,884,163,631
Other Information
Shares
Sold	54,652,633	110,415,936
Issued in reinvestment of distributions	561,227	7,454,771
Redeemed	(27,698,755)	(131,056,842)
Net increase (decrease)	27,515,105	(13,186,135)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Market Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$110.80	$83.06	$79.36	$77.42	$68.19	$55.31
Income from Investment Operations
Net investment income (loss)B	.81	1.50	1.57	1.45	1.36	1.28
Net realized and unrealized gain (loss)	18.28	27.80	3.88	2.28	9.65	13.17
Total from investment operations	19.09	29.30	5.45	3.73	11.01	14.45
Distributions from net investment income	(.14)	(1.56)	(1.63)	(1.46)	(1.27)	(1.17)
Distributions from net realized gain	–	–	(.13)	(.34)	(.51)	(.39)
Total distributions	(.14)	(1.56)	(1.75)C	(1.79)C	(1.78)	(1.57)C
Redemption fees added to paid in capitalB	–	–	–	–	–	–D
Net asset value, end of period	$129.75	$110.80	$83.06	$79.36	$77.42	$68.19
Total ReturnE,F	17.24%	35.50%	6.77%	5.02%	16.25%	26.32%
Ratios to Average Net AssetsG,H
Expenses before reductions	.02%I	.02%	.02%	.02%	.02%	.02%
Expenses net of fee waivers, if any	.02%I	.02%	.02%	.02%	.02%	.02%
Expenses net of all reductions	.02%I	.02%	.02%	.02%	.02%	.02%
Net investment income (loss)	1.34%I	1.60%	1.84%	1.90%	1.86%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$73,695,780	$59,884,164	$45,985,996	$43,922,333	$6,114,864	$4,684,669
Portfolio turnover rateJ	2%I	6%K	11%K	8%	2%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Extended Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
Square, Inc.	1.3
The Blackstone Group LP	1.1
Snap, Inc. Class A	0.9
Zoom Video Communications, Inc. Class A	0.8
Twilio, Inc. Class A	0.7
Uber Technologies, Inc.	0.7
DocuSign, Inc.	0.7
Crowdstrike Holdings, Inc.	0.7
Workday, Inc. Class A	0.7
Marvell Technology, Inc.	0.6
8.2

Top Market Sectors as of August 31, 2021

% of fund's net assets
Information Technology	23.0
Financials	14.2
Health Care	14.2
Industrials	13.3
Consumer Discretionary	11.7
Real Estate	7.1
Communication Services	6.0
Materials	3.8
Consumer Staples	2.6
Energy	2.2

Fidelity® Extended Market Index Fund

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
COMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 0.4%
Anterix, Inc. (a)	65,063	$3,840,018
AST SpaceMobile, Inc. (a)(b)	226,127	2,792,668
ATN International, Inc.	49,421	2,253,103
Bandwidth, Inc. (a)(b)	121,198	12,471,274
Cincinnati Bell, Inc. (a)	265,617	4,114,407
Cogent Communications Group, Inc.	230,315	16,716,263
Consolidated Communications Holdings, Inc. (a)	373,432	3,461,715
Cuentas, Inc. (a)(b)	9,657	30,516
Globalstar, Inc. (a)(b)	3,619,090	7,201,989
IDT Corp. Class B (a)	96,642	4,201,994
Iridium Communications, Inc. (a)(b)	634,291	28,232,292
Liberty Global PLC:
Class A (a)	796,154	22,881,466
Class B (a)	300	8,553
Class C (a)	1,839,653	53,313,144
Liberty Latin America Ltd.:
Class A (a)	233,416	3,328,512
Class C (a)	865,723	12,457,754
Ooma, Inc. (a)	121,556	2,309,564
ORBCOMM, Inc. (a)	449,010	5,159,125
Radius Global Infrastructure, Inc. (a)	332,338	5,942,203
		190,716,560
Entertainment - 1.2%
AMC Entertainment Holdings, Inc. Class A (a)(b)	2,716,492	128,028,268
Ballantyne of Omaha, Inc. (a)	109,624	367,240
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	36,202	878,261
Cinedigm Corp. (a)	531,106	998,479
Cinemark Holdings, Inc. (a)(b)	567,743	10,122,858
CuriosityStream, Inc. Class A (a)(b)	137,758	1,721,975
Dolphin Entertainment, Inc. (a)(b)	43,167	583,186
Gaia, Inc. Class A (a)(b)	94,288	921,194
Lions Gate Entertainment Corp.:
Class A (a)(b)	409,542	5,291,283
Class B (a)	547,200	6,435,072
LiveXLive Media, Inc. (a)(b)	320,495	1,099,298
Madison Square Garden Entertainment Corp. (a)(b)	134,082	10,752,036
Madison Square Garden Sports Corp. (a)	91,863	16,606,993
Marcus Corp. (a)(b)	118,419	1,847,336
Motorsport Games, Inc. Class A (b)	18,876	203,295
Playtika Holding Corp.	376,315	9,930,953
Reading International, Inc. Class A (a)	98,030	503,874
Roku, Inc. Class A (a)	623,744	219,807,386
Sciplay Corp. (A Shares) (a)	140,772	2,633,844
Skillz, Inc. (a)(b)	1,357,907	15,982,565
Warner Music Group Corp. Class A	506,085	19,231,230
World Wrestling Entertainment, Inc. Class A	244,005	12,715,101
Zynga, Inc. (a)	5,469,769	48,407,456
		515,069,183
Interactive Media & Services - 2.6%
Angi, Inc. (a)	454,871	4,839,827
Autoweb, Inc. (a)(b)	46,143	123,663
Bumble, Inc. (b)	285,250	15,546,125
CarGurus, Inc. Class A (a)	491,939	14,945,107
Cars.com, Inc. (a)	371,462	4,724,997
Creatd, Inc. (a)(b)	56,758	170,274
DHI Group, Inc. (a)	262,377	1,183,320
Eventbrite, Inc. (a)(b)	400,810	7,086,321
EverQuote, Inc. Class A (a)	63,543	1,251,162
fuboTV, Inc. (a)(b)	515,637	15,030,819
IAC (a)	450,387	59,473,603
Izea Worldwide, Inc. (a)(b)	296,747	729,998
Kubient, Inc. (b)	57,103	202,716
Liberty TripAdvisor Holdings, Inc. (a)	388,143	1,451,655
Match Group, Inc. (a)	1,462,825	201,050,668
MediaAlpha, Inc. Class A	123,389	2,736,768
Pinterest, Inc. Class A (a)	2,962,987	164,653,188
Professional Diversity Network, Inc. (a)(b)	32,999	41,909
QuinStreet, Inc. (a)	269,180	4,821,014
Snap, Inc. Class A (a)	5,081,973	386,788,965
Super League Gaming, Inc. (a)(b)	122,350	519,988
Travelzoo, Inc. (a)(b)	36,094	440,708
TripAdvisor, Inc. (a)(b)	533,537	18,673,795
TrueCar, Inc. (a)	514,429	2,160,602
Vimeo, Inc. (a)	838,846	31,976,810
Yelp, Inc. (a)	378,680	14,582,967
Zedge, Inc. (a)	55,140	862,390
Zillow Group, Inc.:
Class A (a)	321,953	30,778,707
Class C (a)(b)	745,282	71,375,657
Zoominfo Technologies, Inc. (a)	985,089	64,217,952
		1,122,441,675
Media - 1.7%
Advantage Solutions, Inc. Class A (a)(b)	592,526	5,160,901
Altice U.S.A., Inc. Class A (a)	1,243,461	34,120,570
AMC Networks, Inc. Class A (a)(b)	164,481	7,817,782
Audacy, Inc. Class A (a)	571,458	2,028,676
Beasley Broadcast Group, Inc. Class A (a)	105,521	266,968
Boston Omaha Corp. (a)(b)	98,228	3,511,651
Cable One, Inc.	29,240	61,392,012
Cardlytics, Inc. (a)(b)	177,835	16,143,861
Cbdmd, Inc. (a)(b)	210,657	452,913
Clear Channel Outdoor Holdings, Inc. (a)	2,541,496	6,684,134
comScore, Inc. (a)(b)	395,656	1,535,145
Creative Realities, Inc. (a)(b)	155,428	223,816
Cumulus Media, Inc. (a)	107,880	1,274,063
Daily Journal Corp. (a)	4,568	1,553,120
DallasNews Corp.	24,568	171,976
Digital Media Solutions, Inc. Class A (a)(b)	85,529	669,692
E.W. Scripps Co. Class A	302,618	5,610,538
Emerald Holding, Inc. (a)	168,443	838,846
Entravision Communication Corp. Class A	291,837	2,034,104
Fluent, Inc. (a)(b)	354,171	963,345
Gannett Co., Inc. (a)(b)	712,246	4,522,762
Gray Television, Inc.	477,414	10,856,394
Hemisphere Media Group, Inc. (a)	98,669	1,215,602
iHeartMedia, Inc. (a)	601,814	14,973,132
Insignia Systems, Inc. (a)(b)	30,844	247,060
John Wiley & Sons, Inc. Class A (b)	239,240	13,899,844
Lee Enterprises, Inc. (a)	38,397	923,832
Liberty Broadband Corp.:
Class A (a)	20,228	3,757,756
Class C (a)	968,338	185,262,426
Liberty Media Corp.:
Liberty Braves Class A (a)	69,216	1,799,616
Liberty Braves Class C (a)	196,239	5,072,778
Liberty Formula One Group Series C (a)	1,189,873	60,136,181
Liberty Media Class A (a)	29,730	1,358,364
Liberty SiriusXM Series A (a)	407,298	20,161,251
Liberty SiriusXM Series C (a)	948,705	46,818,592
Loral Space & Communications Ltd.	63,646	2,673,768
Magnite, Inc. (a)(b)	698,704	20,276,390
Marchex, Inc. Class B (a)	166,532	549,556
Mediaco Holding, Inc. (a)(b)	10,910	92,626
Meredith Corp. (a)	217,209	9,342,159
National CineMedia, Inc.	299,105	765,709
Nexstar Broadcasting Group, Inc. Class A	229,008	34,293,948
Saga Communications, Inc. Class A	26,056	607,886
Salem Communications Corp. Class A (a)	85,276	249,006
Scholastic Corp.	161,159	5,356,925
Sinclair Broadcast Group, Inc. Class A	263,561	7,909,466
Sirius XM Holdings, Inc. (b)	6,186,691	38,790,553
SPAR Group, Inc. (a)	79,437	127,099
Stagwell, Inc. (a)	361,188	2,521,092
TechTarget, Inc. (a)(b)	130,307	11,021,366
Tegna, Inc.	1,188,436	21,059,086
The New York Times Co. Class A	778,667	39,540,710
Thryv Holdings, Inc. (a)(b)	37,350	1,157,477
Townsquare Media, Inc. (a)	69,601	895,069
Troika Media Group, Inc. (a)(b)	35,394	60,524
Urban One, Inc.:
Class A (a)(b)	22,279	176,672
Class D (non-vtg.) (a)	128,357	893,365
WideOpenWest, Inc. (a)	291,010	6,175,232
Xcel Brands, Inc. (a)(b)	41,881	77,061
		728,072,448
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	269,775	3,628,474
NII Holdings, Inc. (a)(c)	489,197	1,061,557
Shenandoah Telecommunications Co.	270,577	8,071,312
Spok Holdings, Inc.	105,467	1,045,178
Telephone & Data Systems, Inc.	530,134	10,772,323
U.S. Cellular Corp. (a)	86,541	2,764,985
		27,343,829

TOTAL COMMUNICATION SERVICES		2,583,643,695

CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.9%
Adient PLC (a)(b)	509,687	20,051,087
American Axle & Manufacturing Holdings, Inc. (a)	608,843	5,400,437
Autoliv, Inc.	425,413	37,602,255
Cooper-Standard Holding, Inc. (a)	95,350	2,219,748
Dana, Inc.	781,676	18,181,784
Dorman Products, Inc. (a)	154,940	14,542,668
Fox Factory Holding Corp. (a)	228,458	35,107,141
Garrett Motion, Inc. (a)(b)	148,110	1,033,808
Gentex Corp.	1,310,291	40,356,963
Gentherm, Inc. (a)	180,575	15,496,947
Horizon Global Corp. (a)	113,949	883,105
LCI Industries	136,171	19,289,984
Lear Corp.	295,785	47,307,853
Luminar Technologies, Inc. (a)(b)	1,077,182	18,721,423
Modine Manufacturing Co. (a)	276,564	3,440,456
Motorcar Parts of America, Inc. (a)	104,647	2,074,104
Patrick Industries, Inc.	123,392	10,070,021
QuantumScape Corp. Class A (a)(b)	926,108	20,374,376
Standard Motor Products, Inc.	110,962	4,759,160
Stoneridge, Inc. (a)	151,575	3,531,698
Strattec Security Corp. (a)	19,738	736,227
Superior Industries International, Inc. (a)	136,185	1,005,045
Sypris Solutions, Inc. (a)(b)	64,873	247,166
Tenneco, Inc. (a)	361,843	5,644,751
The Goodyear Tire & Rubber Co. (a)	1,497,173	23,715,220
Unique Fabricating, Inc. (a)(b)	27,270	73,629
Veoneer, Inc. (a)(b)	507,695	18,175,481
Visteon Corp. (a)	152,012	16,064,628
XL Fleet Corp. (Class A) (a)(b)	523,434	3,559,351
XPEL, Inc. (a)(b)	90,247	6,856,967
		396,523,483
Automobiles - 0.3%
Arcimoto, Inc. (a)(b)	147,046	1,826,311
AYRO, Inc. (a)(b)	121,210	500,597
Canoo, Inc. (a)(b)	761,702	5,491,871
Fisker, Inc. (a)(b)	888,973	12,401,173
Harley-Davidson, Inc.	827,568	32,713,763
Lordstown Motors Corp. Class A (a)(b)	561,234	3,692,920
Thor Industries, Inc.	299,543	33,977,162
Winnebago Industries, Inc.	180,827	12,589,176
Workhorse Group, Inc. (a)(b)	595,293	5,839,824
		109,032,797
Distributors - 0.0%
Core-Mark Holding Co., Inc.	242,184	11,140,464
Educational Development Corp.	33,848	327,649
Funko, Inc. (a)(b)	121,207	2,416,868
Weyco Group, Inc.	40,996	941,678
		14,826,659
Diversified Consumer Services - 0.9%
2U, Inc. (a)(b)	404,763	14,988,374
Adtalem Global Education, Inc. (a)	267,481	9,896,797
American Public Education, Inc. (a)	98,903	2,601,149
Amesite, Inc. (b)	12,972	26,074
Aspen Group, Inc. (a)(b)	112,035	644,201
Bright Horizons Family Solutions, Inc. (a)	329,137	47,975,009
Carriage Services, Inc.	89,483	4,136,799
Chegg, Inc. (a)	769,727	64,056,681
Coursera, Inc.	91,192	3,508,156
Frontdoor, Inc. (a)	464,993	20,282,995
Graham Holdings Co.	21,738	13,408,216
Grand Canyon Education, Inc. (a)	251,720	22,438,321
H&R Block, Inc.	988,373	25,351,767
Houghton Mifflin Harcourt Co. (a)(b)	693,829	9,345,877
Laureate Education, Inc. Class A (a)	572,571	9,121,056
Lincoln Educational Services Corp. (a)	124,014	794,930
OneSpaWorld Holdings Ltd. (a)(b)	296,990	3,118,395
Perdoceo Education Corp. (a)	377,990	4,150,330
Regis Corp. (a)(b)	125,533	680,389
Select Interior Concepts, Inc. (a)	112,327	1,601,783
Service Corp. International	911,972	57,235,363
StoneMor, Inc. (a)(b)	628,779	1,823,459
Strategic Education, Inc.	134,801	10,552,222
Stride, Inc. (a)	225,947	7,736,425
Terminix Global Holdings, Inc. (a)	694,085	28,894,759
Universal Technical Institute, Inc. (a)	169,823	1,183,666
Vivint Smart Home, Inc. Class A (a)(b)	247,304	3,017,109
WW International, Inc. (a)	258,520	5,596,958
Xpresspa Group, Inc. (a)(b)	545,001	1,019,152
Zovio, Inc. (a)	150,854	389,203
		375,575,615
Hotels, Restaurants & Leisure - 2.3%
Accel Entertainment, Inc. (a)	309,175	3,561,696
Airbnb, Inc. Class A	793,959	123,055,705
Allied Esports Entertainment, Inc. (a)(b)	92,963	186,856
ARAMARK Holdings Corp.	1,375,686	47,860,116
Ark Restaurants Corp. (a)(b)	10,557	169,440
Bally's Corp. (a)	161,300	8,103,712
BBQ Holdings, Inc. (a)	49,620	663,916
Biglari Holdings, Inc. (a)	449	397,230
Biglari Holdings, Inc. (a)	4,931	862,185
BJ's Restaurants, Inc. (a)	122,900	5,255,204
Bloomin' Brands, Inc. (a)(b)	433,670	11,618,019
Bluegreen Vacations Holding Corp. Class A (a)	85,816	1,964,328
Boyd Gaming Corp. (a)	439,828	26,992,244
Brinker International, Inc. (a)	246,331	13,122,052
BurgerFi International, Inc. (a)(b)	61,401	631,202
Canterbury Park Holding Co. (a)	400	6,360
Carrols Restaurant Group, Inc.	208,057	863,437
Century Casinos, Inc. (a)	154,589	2,066,855
Choice Hotels International, Inc.	158,933	18,970,243
Churchill Downs, Inc.	188,466	39,672,093
Chuy's Holdings, Inc. (a)(b)	107,712	3,474,789
Cracker Barrel Old Country Store, Inc. (b)	126,484	18,160,573
Dave & Buster's Entertainment, Inc. (a)(b)	262,474	9,821,777
Del Taco Restaurants, Inc.	174,172	1,532,714
Denny's Corp. (a)	348,653	5,766,721
Dine Brands Global, Inc. (a)(b)	92,559	7,656,480
Dover Motorsports, Inc.	22,265	58,557
DraftKings, Inc. Class A (a)(b)	1,757,253	104,187,530
Drive Shack, Inc. (a)	402,279	1,098,222
El Pollo Loco Holdings, Inc. (a)	107,654	1,952,844
Esports Entertainment Group, Inc. (a)(b)	74,650	666,625
Esports Technologies, Inc. (a)(b)	11,221	364,570
Everi Holdings, Inc. (a)	481,747	10,959,744
FAT Brands, Inc.:
Class A	8,254	99,708
Class B	825	9,818
Fiesta Restaurant Group, Inc. (a)	95,356	1,145,226
Flanigans Enterprises, Inc. (a)	5,340	132,966
Full House Resorts, Inc. (a)	172,177	1,477,279
GAN Ltd. (a)(b)	79,665	1,362,272
Golden Entertainment, Inc. (a)	104,776	4,999,911
Golden Nugget Online Gaming, Inc. (a)	231,116	4,992,106
Good Times Restaurants, Inc. (a)	48,690	261,465
Hall of Fame Resort & Entertainment Co. (a)(b)	305,882	1,027,764
Hilton Grand Vacations, Inc. (a)	465,711	20,346,914
Hyatt Hotels Corp. Class A (a)	202,572	14,907,273
Inspired Entertainment, Inc. (a)(b)	80,124	1,019,979
J. Alexanders Holdings, Inc. (a)	68,394	952,044
Jack in the Box, Inc. (b)	119,347	12,646,008
Kura Sushi U.S.A., Inc. Class A (a)(b)	20,499	1,041,554
Lindblad Expeditions Holdings (a)	175,007	2,574,353
Luby's, Inc. (a)(b)	53,936	220,059
Marriott Vacations Worldwide Corp. (a)	231,772	34,661,503
Monarch Casino & Resort, Inc. (a)	73,088	4,631,587
Muscle Maker, Inc. (a)(b)	61,384	71,819
Nathan's Famous, Inc. (b)	15,785	1,042,284
Nextplay Technologies, Inc. (a)(b)	88,890	177,780
Noodles & Co. (a)	177,974	2,240,693
Papa John's International, Inc. (b)	178,333	22,742,807
Planet Fitness, Inc. (a)	450,492	36,625,000
Playa Hotels & Resorts NV (a)	513,892	3,756,551
PlayAGS, Inc. (a)	222,330	1,820,883
Potbelly Corp. (a)	129,702	896,241
Rave Restaurant Group, Inc. (a)(b)	99,619	126,516
RCI Hospitality Holdings, Inc.	44,929	2,902,863
Red Robin Gourmet Burgers, Inc. (a)(b)	82,852	2,028,217
Red Rock Resorts, Inc. (a)(b)	356,354	16,680,931
Rush Street Interactive, Inc. (a)	321,241	4,780,066
Ruth's Hospitality Group, Inc. (a)	171,994	3,524,157
Scientific Games Corp. Class A (a)	307,079	22,217,166
SeaWorld Entertainment, Inc. (a)	277,492	13,649,831
Shake Shack, Inc. Class A (a)	196,544	17,050,192
Six Flags Entertainment Corp. (a)	410,334	17,332,508
Target Hospitality Corp. (a)	161,509	642,806
Texas Roadhouse, Inc. Class A	357,108	33,925,260
The Cheesecake Factory, Inc. (a)	249,178	11,624,154
The ONE Group Hospitality, Inc. (a)(b)	115,862	1,291,861
Travel+Leisure Co.	465,098	25,468,766
Vail Resorts, Inc. (a)	218,071	66,478,944
Wendy's Co.	950,727	21,885,736
Wingstop, Inc.	161,130	27,703,081
Wyndham Hotels & Resorts, Inc.	507,634	36,904,992
		975,825,933
Household Durables - 1.0%
Aterian, Inc. (a)(b)	83,569	498,071
Bassett Furniture Industries, Inc. (b)	47,903	1,029,435
Beazer Homes U.S.A., Inc. (a)	164,611	3,079,872
Casper Sleep, Inc. (a)(b)	133,556	665,109
Cavco Industries, Inc.(a)	46,157	11,793,114
Century Communities, Inc.	158,988	11,145,059
Comstock Holding Companies, Inc. (a)(b)	13,924	83,405
Cricut, Inc. (a)(b)	89,479	2,496,464
Dixie Group, Inc. (a)(b)	61,424	251,838
Dream Finders Homes, Inc. (b)	54,346	1,130,397
Emerson Radio Corp. (a)	23,944	28,493
Ethan Allen Interiors, Inc.	123,029	2,955,157
Flexsteel Industries, Inc.	35,097	1,225,587
GoPro, Inc. Class A (a)(b)	684,146	6,820,936
Green Brick Partners, Inc. (a)	263,070	6,574,119
Hamilton Beach Brands Holding Co. Class A	39,000	663,000
Harbor Custom Development, Inc. (a)(b)	66,630	187,897
Helen of Troy Ltd. (a)	132,528	31,699,372
Hooker Furniture Corp.	60,794	1,894,341
Hovnanian Enterprises, Inc. Class A (a)	24,243	2,635,457
Installed Building Products, Inc.	122,488	15,210,560
iRobot Corp. (a)(b)	154,586	12,540,016
KB Home	475,366	20,454,999
Koss Corp. (a)(b)	23,939	439,281
La-Z-Boy, Inc.	247,162	8,653,142
Landsea Homes Corp. (a)	73,464	645,749
Legacy Housing Corp. (a)	47,251	926,120
LGI Homes, Inc. (a)	120,363	19,297,800
Lifetime Brands, Inc.	61,852	1,134,984
Live Ventures, Inc. (a)(b)	10,716	480,184
Lovesac (a)	59,324	3,355,365
M.D.C. Holdings, Inc.	303,172	15,840,737
M/I Homes, Inc. (a)	158,017	10,174,715
Meritage Homes Corp. (a)	204,467	22,806,249
New Home Co., Inc. (a)	59,315	532,056
Nova LifeStyle, Inc. (a)(b)	18,912	44,821
Purple Innovation, Inc. (a)	330,509	8,064,420
Skyline Champion Corp. (a)	283,273	17,766,883
Sonos, Inc. (a)	536,840	21,328,653
Taylor Morrison Home Corp. (a)	699,162	19,639,461
Tempur Sealy International, Inc.	991,300	44,311,110
Toll Brothers, Inc.	604,556	38,727,857
TopBuild Corp. (a)	179,614	39,297,747
TRI Pointe Homes, Inc. (a)	636,488	15,129,320
Tupperware Brands Corp. (a)(b)	267,195	6,377,945
Universal Electronics, Inc. (a)	74,940	3,785,969
Vizio Holding Corp. (a)(b)	62,115	1,267,767
VOXX International Corp. (a)(b)	82,839	867,324
Vuzix Corp. (a)(b)	304,827	4,032,861
ZAGG, Inc. rights (a)(c)	138,785	12,491
		440,003,709
Internet & Direct Marketing Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)(b)	139,514	4,430,965
1847 Goedeker, Inc. (b)	515,456	1,536,059
Blue Apron Holdings, Inc. Class A (a)(b)	89,331	371,617
CarParts.com, Inc. (a)(b)	190,882	3,296,532
Chewy, Inc. (a)(b)	452,348	39,860,906
ContextLogic, Inc. (b)	394,724	2,845,960
Digital Brands Group, Inc. (b)	5,177	16,100
Doordash, Inc.	191,583	36,668,986
Duluth Holdings, Inc. (a)	66,590	1,036,140
Groupon, Inc. (a)(b)	122,022	3,022,485
iMedia Brands, Inc. (a)	74,238	442,458
iPower, Inc. (b)	15,923	82,003
Lands' End, Inc. (a)(b)	88,754	3,004,323
Liquidity Services, Inc. (a)	146,266	3,568,890
Overstock.com, Inc. (a)(b)	232,617	16,783,317
PARTS iD, Inc. (a)(b)	15,164	96,443
PetMed Express, Inc. (b)	101,544	2,796,522
Porch Group, Inc. Class A (a)(b)	404,528	8,090,560
Poshmark, Inc. (b)	76,834	2,242,016
PubMatic, Inc. (b)	51,517	1,501,721
Quotient Technology, Inc. (a)	435,701	3,163,189
Qurate Retail, Inc. Series A	2,052,319	22,637,079
Remark Holdings, Inc. (a)(b)	537,264	709,188
Revolve Group, Inc. (a)	194,426	11,171,718
RumbleON, Inc. Class B (a)	15,533	535,112
Shutterstock, Inc.	121,246	13,974,814
Stamps.com, Inc. (a)	99,093	32,591,688
Stitch Fix, Inc. (a)	345,435	14,477,181
The RealReal, Inc. (a)	323,064	4,018,916
thredUP, Inc. (a)	84,932	1,628,146
Trxade Health, Inc. (a)(b)	24,734	133,069
Waitr Holdings, Inc. (a)	538,451	705,371
Wayfair LLC Class A (a)(b)	399,139	112,058,274
		349,497,748
Leisure Products - 0.9%
Acushnet Holdings Corp.	190,029	9,493,849
American Outdoor Brands, Inc. (a)	79,830	2,221,669
AMMO, Inc.	412,233	3,029,913
Brunswick Corp.	422,368	40,914,788
Callaway Golf Co. (a)	629,877	17,674,349
Clarus Corp.	131,525	3,563,012
Escalade, Inc.	51,079	1,179,925
Genius Brands International, Inc. (a)(b)	1,567,205	2,617,232
Hayward Holdings, Inc. (b)	225,659	4,727,556
JAKKS Pacific, Inc. (a)	25,066	372,481
Johnson Outdoors, Inc. Class A	39,615	4,547,406
Latham Group, Inc. (a)(b)	108,615	2,386,272
Malibu Boats, Inc. Class A (a)	114,346	8,187,174
Marine Products Corp.	149,930	2,126,007
MasterCraft Boat Holdings, Inc. (a)	101,054	2,520,287
Mattel, Inc. (a)(b)	1,889,249	40,335,466
Nautilus, Inc. (a)(b)	163,554	1,864,516
Peloton Interactive, Inc. Class A (a)	1,454,381	145,714,432
Polaris, Inc.	311,085	37,255,540
Smith & Wesson Brands, Inc.	288,305	6,956,800
Sturm, Ruger & Co., Inc.	93,614	7,319,679
Vinco Ventures, Inc. (a)(b)	143,352	1,168,319
Vista Outdoor, Inc. (a)	315,086	12,871,263
YETI Holdings, Inc. (a)	407,257	40,456,910
		399,504,845
Multiline Retail - 0.4%
Big Lots, Inc.	167,658	8,158,238
Dillard's, Inc. Class A (b)	38,423	7,318,045
Franchise Group, Inc.	150,433	5,224,538
Kohl's Corp.	845,196	48,514,250
Macy's, Inc.	1,682,169	37,663,764
Nordstrom, Inc. (a)(b)	591,318	16,917,608
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	307,782	22,277,261
		146,073,704
Specialty Retail - 2.8%
Abercrombie & Fitch Co. Class A (a)	339,660	12,146,242
Academy Sports & Outdoors, Inc.	214,147	9,480,288
America's Car Mart, Inc. (a)	33,418	4,321,950
American Eagle Outfitters, Inc. (b)	820,235	25,033,572
Arko Corp. (a)(b)	354,450	3,665,013
Asbury Automotive Group, Inc. (a)	103,468	19,269,880
AutoNation, Inc. (a)(b)	291,492	31,798,862
Barnes & Noble Education, Inc. (a)	167,304	1,365,201
Bed Bath & Beyond, Inc. (a)(b)	575,718	15,855,274
Big 5 Sporting Goods Corp. (b)	111,534	3,100,645
Blink Charging Co. (a)(b)	167,874	5,444,154
Boot Barn Holdings, Inc. (a)	158,731	14,171,504
Build-A-Bear Workshop, Inc. (a)	69,222	1,290,298
Burlington Stores, Inc. (a)	360,403	107,937,094
Caleres, Inc.	208,685	5,131,564
Camping World Holdings, Inc. (b)	213,148	8,513,131
CarLotz, Inc. Class A (a)(b)	358,697	1,474,245
Carvana Co. Class A (a)(b)	350,705	115,052,282
Chico's FAS, Inc. (a)	653,116	3,376,610
Citi Trends, Inc. (a)	52,274	4,502,882
Conn's, Inc. (a)(b)	106,726	2,625,460
Designer Brands, Inc. Class A (a)(b)	321,980	4,668,710
Dick's Sporting Goods, Inc.	353,960	49,841,108
Envela Corp. (a)(b)	20,855	88,217
Express, Inc. (a)	356,494	2,114,009
Five Below, Inc. (a)	303,443	64,575,705
Floor & Decor Holdings, Inc. Class A (a)	569,208	70,183,346
Foot Locker, Inc.	556,970	31,574,629
GameStop Corp. Class A (a)(b)	300,524	65,586,358
Genesco, Inc. (a)	77,682	4,818,614
Group 1 Automotive, Inc.	92,292	15,268,788
GrowGeneration Corp. (a)(b)	279,185	8,931,128
Guess?, Inc.	210,952	5,102,929
Haverty Furniture Companies, Inc. (b)	92,748	3,304,611
Hibbett, Inc. (b)	87,816	8,403,113
J.Jill, Inc. (a)(b)	19,826	392,357
JOANN, Inc.	63,766	874,232
Kirkland's, Inc. (a)(b)	70,503	1,348,017
Lazydays Holdings, Inc. (a)(b)	43,367	1,065,527
Leslie's, Inc. (b)	505,946	12,203,418
Lithia Motors, Inc. Class A (sub. vtg.)	161,293	53,436,371
LMP Automotive Holdings, Inc. (a)(b)	34,708	595,242
Lumber Liquidators Holdings, Inc. (a)	161,363	3,366,032
MarineMax, Inc. (a)(b)	120,933	5,879,762
Monro, Inc. (b)	178,587	10,163,386
Murphy U.S.A., Inc.	135,834	21,092,304
National Vision Holdings, Inc. (a)(b)	442,182	26,522,076
OneWater Marine, Inc. Class A (b)	55,672	2,254,159
Party City Holdco, Inc. (a)	597,705	4,070,371
Penske Automotive Group, Inc. (b)	175,937	15,822,014
Petco Health & Wellness Co., Inc. (b)	392,644	8,453,625
Rent-A-Center, Inc.	322,974	20,373,200
RH (a)(b)	91,103	63,833,139
Sally Beauty Holdings, Inc. (a)	609,237	11,325,716
Shift Technologies, Inc. Class A (a)(b)	333,246	2,479,350
Shoe Carnival, Inc.	94,759	3,627,375
Signet Jewelers Ltd.	283,600	22,461,120
Sleep Number Corp. (a)(b)	133,339	12,335,191
Sonic Automotive, Inc. Class A (sub. vtg.)	129,119	6,525,674
Sportsman's Warehouse Holdings, Inc. (a)	242,222	4,297,018
The Aaron's Co., Inc.	186,163	4,937,043
The Buckle, Inc. (b)	154,341	5,977,627
The Cato Corp. Class A (sub. vtg.)	113,369	1,956,749
The Children's Place Retail Stores, Inc. (a)(b)	79,130	6,871,649
The Container Store Group, Inc. (a)(b)	105,866	1,228,046
The ODP Corp. (a)	284,798	13,433,922
Tilly's, Inc.	124,691	1,941,439
TravelCenters of America LLC (a)	78,789	3,306,774
Urban Outfitters, Inc. (a)	371,339	12,261,614
Victoria's Secret & Co. (a)	477,478	31,656,791
Vroom, Inc. (a)(b)	191,065	5,132,006
Williams-Sonoma, Inc.	412,034	76,926,748
Winmark Corp.	15,620	3,274,421
Zumiez, Inc. (a)(b)	116,569	4,684,908
		1,218,403,829
Textiles, Apparel & Luxury Goods - 1.4%
Capri Holdings Ltd. (a)	819,243	46,295,422
Carter's, Inc.	238,599	24,427,766
Charles & Colvard Ltd. (a)	139,526	399,044
Columbia Sportswear Co.	166,246	16,958,754
Crocs, Inc. (a)	353,589	50,499,581
Crown Crafts, Inc.	3,686	27,608
Culp, Inc.	48,725	641,708
Deckers Outdoor Corp. (a)	150,746	63,079,664
Delta Apparel, Inc. (a)	31,316	947,309
Forward Industries, Inc. (NY Shares) (a)(b)	23,976	62,338
Fossil Group, Inc. (a)	252,599	3,384,827
G-III Apparel Group Ltd. (a)(b)	231,549	7,161,811
Kontoor Brands, Inc.	253,723	13,690,893
Lakeland Industries, Inc. (a)(b)	43,248	1,032,330
Levi Strauss & Co. Class A	448,839	11,764,070
lululemon athletica, Inc. (a)	641,483	256,702,252
Movado Group, Inc.	90,808	3,281,801
Oxford Industries, Inc.	91,066	8,223,260
PLBY Group, Inc. (a)(b)	109,621	2,724,082
Rocky Brands, Inc.	36,338	1,805,272
Sequential Brands Group, Inc. (a)(b)	6,363	32,642
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	725,136	36,568,608
Steven Madden Ltd.	413,495	16,734,143
Superior Group of Companies, Inc. (b)	50,722	1,209,212
Toughbuilt Industries, Inc. (a)(b)	674,244	375,621
Unifi, Inc. (a)	79,958	1,858,224
Vera Bradley, Inc. (a)(b)	123,491	1,415,207
Vince Holding Corp. (a)	16,911	114,487
Wolverine World Wide, Inc. (b)	444,952	15,955,979
		587,373,915

TOTAL CONSUMER DISCRETIONARY		5,012,642,237

CONSUMER STAPLES - 2.6%
Beverages - 0.4%
Alkaline Water Co., Inc. (a)(b)	515,551	964,080
Boston Beer Co., Inc. Class A (a)	50,076	28,553,836
Celsius Holdings, Inc. (a)	178,506	14,594,651
Coca-Cola Bottling Co. Consolidated	24,976	10,144,252
Duckhorn Portfolio, Inc. (a)(b)	109,898	2,361,708
Eastside Distilling, Inc. (a)	65,471	193,794
Keurig Dr. Pepper, Inc.	3,141,836	112,069,290
MGP Ingredients, Inc. (b)	69,490	4,537,697
National Beverage Corp. (b)	129,535	6,029,854
Newage, Inc. (a)(b)	743,863	1,309,199
REED'S, Inc. (a)(b)	415,946	278,060
Willamette Valley Vineyards, Inc. (a)	13,809	174,270
		181,210,691
Food & Staples Retailing - 0.6%
Albertsons Companies, Inc. (b)	249,482	7,574,274
Andersons, Inc.	168,584	5,121,582
BJ's Wholesale Club Holdings, Inc. (a)	738,818	41,861,428
Casey's General Stores, Inc.	200,560	41,026,554
Chefs' Warehouse Holdings (a)	173,622	5,248,593
Grocery Outlet Holding Corp. (a)(b)	473,777	12,332,415
HF Foods Group, Inc. (a)(b)	178,475	1,049,433
iFresh, Inc. (a)	80,491	94,174
Ingles Markets, Inc. Class A	79,015	5,364,328
MedAvail Holdings, Inc. (a)(b)	5,825	19,456
Natural Grocers by Vitamin Cottage, Inc.	68,929	833,352
Performance Food Group Co. (a)	724,859	36,402,419
PriceSmart, Inc.	125,603	10,627,270
Rite Aid Corp. (a)(b)	293,752	5,211,160
SpartanNash Co.	206,910	4,448,565
Sprouts Farmers Market LLC (a)	622,196	15,492,680
U.S. Foods Holding Corp. (a)	1,198,417	40,746,178
United Natural Foods, Inc. (a)(b)	308,575	11,355,560
Village Super Market, Inc. Class A (b)	45,029	1,008,199
Weis Markets, Inc. (b)	93,996	5,353,072
		251,170,692
Food Products - 1.1%
Alico, Inc.	24,333	908,351
AppHarvest, Inc. (a)(b)	341,909	2,872,036
Arcadia Biosciences, Inc. (a)(b)	124,364	300,961
B&G Foods, Inc. Class A (b)	338,373	10,273,004
Beyond Meat, Inc. (a)(b)	268,391	32,110,299
Bridgford Foods Corp. (a)	700	9,065
Bunge Ltd.	763,291	57,788,762
Cal-Maine Foods, Inc. (a)(b)	198,816	7,189,187
Calavo Growers, Inc.	86,889	4,076,832
Coffee Holding Co., Inc. (a)(b)	29,362	145,929
Darling Ingredients, Inc. (a)	883,912	65,851,444
Farmer Brothers Co. (a)	84,608	626,099
Flowers Foods, Inc.	1,058,418	25,539,626
Fresh Del Monte Produce, Inc.	161,604	5,313,540
Freshpet, Inc. (a)	235,345	30,157,108
Hostess Brands, Inc. Class A (a)(b)	703,423	11,226,631
Ingredion, Inc.	360,096	31,638,035
J&J Snack Foods Corp.	82,855	13,568,335
John B. Sanfilippo & Son, Inc.	48,555	4,126,689
Laird Superfood, Inc. (b)	15,351	305,945
Lancaster Colony Corp.	107,187	18,997,824
Landec Corp. (a)	138,357	1,498,406
Lifeway Foods, Inc. (a)(b)	26,937	148,154
Limoneira Co.	79,999	1,315,984
Mission Produce, Inc. (b)	48,425	1,004,335
Pilgrim's Pride Corp. (a)	262,334	7,303,379
Post Holdings, Inc. (a)	320,344	35,849,697
RiceBran Technologies (a)(b)	332,343	252,581
Rocky Mountain Chocolate Factory, Inc. (a)	6,207	49,222
S&W Seed Co. (a)	104,872	292,593
Sanderson Farms, Inc.	107,784	21,179,556
Seaboard Corp.	1,424	6,058,550
Seneca Foods Corp. Class A (a)	41,961	2,054,830
Tattooed Chef, Inc. (a)(b)	214,845	4,548,269
The Hain Celestial Group, Inc. (a)	444,261	16,619,804
The Simply Good Foods Co. (a)	460,342	16,397,382
Tootsie Roll Industries, Inc. (b)	91,486	2,895,532
TreeHouse Foods, Inc. (a)	300,014	11,241,525
Utz Brands, Inc. Class A	286,092	5,555,907
Vital Farms, Inc. (a)(b)	84,348	1,516,577
Whole Earth Brands, Inc. Class A (a)(b)	167,983	2,106,507
		460,914,492
Household Products - 0.2%
Central Garden & Pet Co. (a)	8,890	409,385
Central Garden & Pet Co. Class A (non-vtg.) (a)	263,943	10,998,505
Energizer Holdings, Inc.	313,428	12,330,258
Ocean Bio-Chem, Inc. (b)	18,431	179,334
Oil-Dri Corp. of America (b)	25,274	901,776
Reynolds Consumer Products, Inc. (b)	300,463	8,497,094
Spectrum Brands Holdings, Inc.	206,990	16,157,639
WD-40 Co. (b)	73,388	17,585,966
		67,059,957
Personal Products - 0.3%
BellRing Brands, Inc. Class A (a)	210,955	7,123,950
Coty, Inc. Class A (a)	1,531,387	14,961,651
Cyanotech Corp. (a)(b)	23,119	73,056
Edgewell Personal Care Co.	293,170	12,401,091
elf Beauty, Inc. (a)(b)	207,049	6,408,167
Guardion Health Sciences, Inc. (a)(b)	98,920	122,661
Herbalife Nutrition Ltd. (a)	470,718	24,166,662
Inter Parfums, Inc.	96,722	7,016,214
Jupiter Wellness, Inc. (a)(b)	17,812	32,062
Lifemd, Inc. (a)(b)	114,441	901,795
LifeVantage Corp. (a)	66,738	518,554
Mannatech, Inc.	4,435	147,686
MediFast, Inc.	64,068	14,601,097
Natural Alternatives International, Inc. (a)	22,317	351,270
Natural Health Trends Corp. (b)	34,344	229,418
Nature's Sunshine Products, Inc.	92,972	1,591,681
Nu Skin Enterprises, Inc. Class A	274,013	13,870,538
Revlon, Inc. (a)(b)	36,264	413,772
Summer Infant, Inc. (a)(b)	7,813	69,614
The Beauty Health Co. (a)	439,075	11,288,618
The Honest Co., Inc. (b)	144,006	1,465,981
United-Guardian, Inc.	6,104	93,452
USANA Health Sciences, Inc. (a)	63,001	6,112,987
Veru, Inc. (a)(b)	342,717	3,057,036
		127,019,013
Tobacco - 0.0%
22nd Century Group, Inc. (a)(b)	877,653	3,133,221
Turning Point Brands, Inc.	65,299	3,249,278
Universal Corp. (b)	133,284	6,744,170
Vector Group Ltd.	696,810	10,466,086
		23,592,755

TOTAL CONSUMER STAPLES		1,110,967,600

ENERGY - 2.2%
Energy Equipment & Services - 0.4%
Archrock, Inc. (b)	719,807	5,528,118
Aspen Aerogels, Inc. (a)	152,283	6,662,381
Bristow Group, Inc. (a)	134,939	4,258,675
Cactus, Inc.	296,229	11,111,550
Championx Corp. (a)	1,018,013	23,750,243
Core Laboratories NV (b)	248,341	6,844,278
Dawson Geophysical Co. (a)	86,896	167,709
DMC Global, Inc. (a)	107,459	4,316,628
Dril-Quip, Inc. (a)	194,104	4,716,727
ENGlobal Corp. (a)(b)	111,337	239,375
Enservco Corp. (a)(b)	36,407	43,688
Exterran Corp. (a)(b)	165,389	656,594
Forum Energy Technologies, Inc. (a)	16,443	316,528
Frank's International NV (a)(b)	654,807	1,885,844
FTS International, Inc. Class A (a)	45,810	1,017,440
Geospace Technologies Corp. (a)	68,128	664,248
Gulf Island Fabrication, Inc. (a)	52,985	232,074
Helix Energy Solutions Group, Inc. (a)	832,493	3,130,174
Helmerich & Payne, Inc. (b)	580,920	15,638,366
Independence Contract Drilling, Inc. (a)(b)	31,424	98,357
ION Geophysical Corp. (a)(b)	120,351	155,253
KLX Energy Services Holdings, Inc. (a)	40,103	255,055
Liberty Oilfield Services, Inc. Class A (a)	484,832	4,954,983
Mammoth Energy Services, Inc. (a)(b)	181,840	634,622
MIND Technology, Inc. (a)	40,167	81,539
Nabors Industries Ltd. (a)	34,123	2,877,934
Natural Gas Services Group, Inc. (a)	53,584	517,086
NCS Multistage Holdings, Inc. (a)(b)	4,220	98,537
Newpark Resources, Inc. (a)	516,441	1,353,075
Nextier Oilfield Solutions, Inc. (a)	845,390	3,043,404
Nine Energy Service, Inc. (a)(b)	82,471	185,560
Nuverra Environmental Solutions, Inc. (a)	27,512	63,002
Oceaneering International, Inc. (a)	528,049	6,495,003
Oil States International, Inc. (a)	329,369	1,930,102
Patterson-UTI Energy, Inc.	1,014,371	7,871,519
Profire Energy, Inc. (a)	143,347	160,549
ProPetro Holding Corp. (a)	431,923	3,343,084
Ranger Energy Services, Inc. Class A (a)	20,663	151,460
RPC, Inc. (a)(b)	335,028	1,283,157
SEACOR Marine Holdings, Inc. (a)	94,930	407,250
Select Energy Services, Inc. Class A (a)	363,437	1,944,388
Smart Sand, Inc. (a)(b)	125,516	306,259
Solaris Oilfield Infrastructure, Inc. Class A	183,293	1,361,867
Superior Drilling Products, Inc. (a)(b)	61,142	48,235
TechnipFMC PLC (a)	2,255,172	14,951,790
TETRA Technologies, Inc. (a)	677,956	2,196,577
Tidewater, Inc. (a)	236,812	2,723,338
Transocean Ltd. (United States) (a)(b)	3,093,060	11,011,294
U.S. Silica Holdings, Inc. (a)	388,970	3,415,157
U.S. Well Services, Inc. (a)(b)	256,032	209,639
		165,309,715
Oil, Gas & Consumable Fuels - 1.8%
Adams Resources & Energy, Inc.	11,814	356,901
Aemetis, Inc. (a)(b)	140,063	1,557,501
Alto Ingredients, Inc. (a)(b)	367,716	1,871,674
Altus Midstream Co.	16,723	1,090,005
American Resources Corp. (a)(b)	201,222	450,737
Amplify Energy Corp. (a)	204,895	749,916
Antero Midstream GP LP	1,546,699	14,863,777
Antero Resources Corp. (a)(b)	1,498,758	20,562,960
Arch Resources, Inc. (a)(b)	80,622	6,102,279
Barnwell Industries, Inc. (a)(b)	95,800	235,668
Battalion Oil Corp. (a)	38,106	404,686
Berry Corp.	406,161	2,436,966
Bonanza Creek Energy, Inc.	102,108	3,969,959
Brigham Minerals, Inc. Class A	219,076	4,188,733
Callon Petroleum Co. (a)(b)	247,100	8,443,407
Camber Energy, Inc. (a)(b)	259,001	130,019
Centennial Resource Development, Inc. Class A (a)(b)	982,914	5,012,861
Centrus Energy Corp. Class A (a)(b)	56,275	1,626,910
Cheniere Energy, Inc.	1,250,628	109,379,925
Cimarex Energy Co.	555,496	35,673,953
Clean Energy Fuels Corp. (a)(b)	634,035	5,027,898
CNX Resources Corp. (a)	1,181,527	13,422,147
Comstock Resources, Inc. (a)(b)	291,119	1,720,513
CONSOL Energy, Inc. (a)	169,728	3,874,890
Contango Oil & Gas Co. (a)(b)	768,198	2,788,559
Continental Resources, Inc. (b)	337,635	13,262,303
CVR Energy, Inc.	141,135	2,032,344
Delek U.S. Holdings, Inc.	384,337	6,576,006
Denbury, Inc. (a)	269,567	18,958,647
Dorian LPG Ltd.	171,003	2,260,660
DT Midstream, Inc.	523,847	24,343,170
Earthstone Energy, Inc. (a)	149,259	1,234,372
EQT Corp. (a)	1,497,942	27,457,277
Equitrans Midstream Corp.	2,114,928	18,463,321
Evolution Petroleum Corp.	186,989	779,744
Falcon Minerals Corp.	226,780	1,006,903
Gevo, Inc. (a)(b)	1,014,684	6,321,481
Goodrich Petroleum Corp. (a)	67,116	1,090,635
Green Plains, Inc. (a)(b)	251,716	8,835,232
Hallador Energy Co. (a)	127,791	301,587
HollyFrontier Corp.	800,881	25,892,483
Houston American Energy Corp. (a)(b)	123,193	224,211
International Seaways, Inc.	229,023	3,939,196
Kosmos Energy Ltd. (a)(b)	2,176,574	5,136,715
Laredo Petroleum, Inc. (a)(b)	51,352	2,774,549
Lightbridge Corp. (a)(b)	32,627	204,898
Magnolia Oil & Gas Corp. Class A	810,214	12,704,156
Matador Resources Co.	594,633	17,095,699
Meta Materials, Inc. (a)(b)	339,129	1,576,950
Mexco Energy Corp. (a)(b)	8,253	74,277
Murphy Oil Corp. (b)	772,362	16,420,416
NACCO Industries, Inc. Class A	24,374	607,156
New Concept Energy, Inc. (a)(b)	18,365	72,358
New Fortress Energy, Inc.	273,223	8,024,560
Nextdecade Corp. (a)(b)	626,766	2,080,863
Northern Oil & Gas, Inc. (b)	264,916	4,397,606
Oasis Petroleum, Inc.	111,183	9,627,336
Overseas Shipholding Group, Inc. (a)	482,007	1,262,858
Ovintiv, Inc.	1,409,172	38,414,029
Par Pacific Holdings, Inc. (a)	253,257	4,176,208
PBF Energy, Inc. Class A (a)(b)	504,026	5,241,870
PDC Energy, Inc.	539,305	22,515,984
Peabody Energy Corp. (a)(b)	368,954	5,895,885
Pedevco Corp. (a)(b)	86,264	98,341
Penn Virginia Corp. (a)	93,979	1,945,365
Phx Minerals, Inc. Class A	198,057	501,084
PrimeEnergy Corp. (a)	4,183	209,485
Range Resources Corp. (a)(b)	1,419,215	20,748,923
Renewable Energy Group, Inc. (a)	258,305	12,507,128
Rex American Resources Corp. (a)	30,603	2,593,910
Riley Exploration Permian, Inc.	4,922	99,424
Ring Energy, Inc. (a)(b)	500,802	1,201,925
SandRidge Energy, Inc. (a)	160,445	1,427,961
SilverBow Resources, Inc. (a)	61,832	1,130,289
SM Energy Co.	596,857	11,399,969
Southwestern Energy Co. (a)	3,467,233	15,775,910
Talos Energy, Inc. (a)(b)	196,207	2,432,967
Targa Resources Corp.	1,238,261	54,384,423
Tellurian, Inc. (a)(b)	1,186,120	3,783,723
Texas Pacific Land Corp.	41,944	57,032,935
U.S. Energy Corp. (a)(b)	77,257	308,255
Uranium Energy Corp. (a)(b)	1,284,742	3,224,702
VAALCO Energy, Inc. (a)	284,098	696,040
Vertex Energy, Inc. (a)(b)	146,532	1,104,851
Vine Energy, Inc. Class A	140,644	2,091,376
W&T Offshore, Inc. (a)(b)	470,204	1,532,865
Whiting Petroleum Corp. (a)	209,216	9,822,691
World Fuel Services Corp.	343,908	11,128,863
		784,410,194

TOTAL ENERGY		949,719,909

FINANCIALS - 14.2%
Banks - 4.8%
1st Constitution Bancorp	43,910	984,023
1st Source Corp.	96,184	4,520,648
ACNB Corp.	46,323	1,334,566
Allegiance Bancshares, Inc.	104,644	3,889,617
Altabancorp	78,625	3,264,510
Amalgamated Financial Corp.	148,256	2,305,381
Amerant Bancorp, Inc. Class A (a)	113,833	3,024,543
American National Bankshares, Inc.	53,933	1,843,430
Ameris Bancorp	385,689	18,991,326
AmeriServ Financial, Inc.	99,516	388,112
Ames National Corp.	50,332	1,178,272
Arrow Financial Corp.	83,141	3,063,746
Associated Banc-Corp.	803,691	16,572,108
Atlantic Capital Bancshares, Inc. (a)	113,140	2,741,382
Atlantic Union Bankshares Corp.	426,582	15,783,534
Auburn National Bancorp., Inc.	5,397	185,387
Banc of California, Inc.	231,012	4,151,286
BancFirst Corp.	99,403	5,622,234
Bancorp, Inc., Delaware (a)	285,171	7,032,317
BancorpSouth Bank	528,697	15,506,683
Bank First National Corp. (b)	32,052	2,275,692
Bank of Commerce Holdings	96,497	1,376,047
Bank of Hawaii Corp.	217,153	18,199,593
Bank of Marin Bancorp	78,330	2,835,546
Bank of South Carolina Corp. (b)	11,284	234,143
Bank of the James Financial Group, Inc.	220	3,113
Bank OZK	651,112	27,626,682
Bank7 Corp.	254	5,766
BankFinancial Corp.	79,534	922,594
BankUnited, Inc.	503,583	21,165,593
Bankwell Financial Group, Inc.	40,214	1,210,039
Banner Corp.	185,561	10,614,089
Bar Harbor Bankshares	83,752	2,294,805
BayCom Corp. (a)	61,311	1,061,293
BCB Bancorp, Inc.	80,509	1,197,169
Berkshire Hills Bancorp, Inc.	272,780	6,991,351
Blue Ridge Bankshares, Inc. (b)	89,057	1,580,762
BOK Financial Corp.	171,462	15,097,229
Brookline Bancorp, Inc., Delaware	411,203	6,155,709
Bryn Mawr Bank Corp.	107,964	4,404,931
Business First Bancshares, Inc. (b)	102,051	2,441,060
Byline Bancorp, Inc.	129,995	3,197,877
C & F Financial Corp.	17,036	912,107
Cadence Bancorp Class A	685,781	14,751,149
California Bancorp, Inc. (a)	33,237	576,662
Cambridge Bancorp	38,070	3,264,122
Camden National Corp.	79,145	3,693,697
Capital Bancorp, Inc.	53,579	1,270,894
Capital City Bank Group, Inc.	66,158	1,534,204
Capstar Financial Holdings, Inc.	103,693	2,181,701
Carter Bankshares, Inc. (a)	135,928	1,656,962
Cathay General Bancorp	413,868	16,463,669
CB Financial Services, Inc. (b)	33,968	788,058
CBTX, Inc.	100,992	2,749,002
Central Pacific Financial Corp.	149,315	3,779,163
Central Valley Community Bancorp	60,316	1,311,270
Century Bancorp, Inc. Class A (non-vtg.)	15,717	1,796,925
Chemung Financial Corp. (b)	17,329	805,452
ChoiceOne Financial Services, Inc.	34,994	858,403
CIT Group, Inc.	536,653	29,741,309
Citizens & Northern Corp.	87,527	2,196,052
Citizens Community Bancorp, Inc.	17,504	244,356
Citizens Holding Co. (b)	18,168	322,482
City Holding Co.	83,171	6,479,021
Civista Bancshares, Inc.	82,960	1,951,219
CNB Financial Corp., Pennsylvania	86,831	2,134,306
Coastal Financial Corp. of Washington (a)	51,398	1,509,559
Codorus Valley Bancorp, Inc. (b)	41,894	927,952
Colony Bankcorp, Inc.	23,765	441,791
Columbia Banking Systems, Inc.	388,500	14,125,860
Commerce Bancshares, Inc.	572,475	40,485,432
Community Bank System, Inc.	292,396	21,637,304
Community Bankers Trust Corp.	132,747	1,488,094
Community Financial Corp.	28,981	1,036,361
Community Trust Bancorp, Inc.	80,678	3,361,045
Community West Bancshares	400	5,280
ConnectOne Bancorp, Inc.	187,630	5,368,094
Cortland Bancorp	1,227	33,117
County Bancorp, Inc.	24,663	896,253
CrossFirst Bankshares, Inc. (a)	257,422	3,403,119
Cullen/Frost Bankers, Inc.	306,533	35,012,199
Customers Bancorp, Inc. (a)	168,071	6,959,820
CVB Financial Corp.	688,458	14,017,005
Dime Community Bancshares, Inc. (b)	192,050	6,337,650
Eagle Bancorp Montana, Inc.	31,388	694,930
Eagle Bancorp, Inc.	181,867	10,493,726
East West Bancorp, Inc.	768,597	56,368,904
Eastern Bankshares, Inc.	1,002,633	19,832,081
Emclaire Financial Corp.	100	2,690
Enterprise Bancorp, Inc.	37,279	1,258,166
Enterprise Financial Services Corp.	211,403	9,494,109
Equity Bancshares, Inc. (a)	75,958	2,436,733
Esquire Financial Holdings, Inc. (a)	36,159	940,134
Evans Bancorp, Inc.	31,539	1,234,752
Farmers & Merchants Bancorp, Inc.	53,062	1,207,691
Farmers National Banc Corp.	146,928	2,292,077
FB Financial Corp.	183,239	7,547,614
Fidelity D & D Bancorp, Inc.	16,387	884,079
Financial Institutions, Inc.	88,335	2,805,520
First Bancorp, North Carolina	153,321	6,402,685
First Bancorp, Puerto Rico	1,174,718	14,954,160
First Bancshares, Inc.	120,237	4,872,003
First Bank Hamilton New Jersey	86,235	1,148,650
First Busey Corp.	269,866	6,395,824
First Business Finance Services, Inc.	40,192	1,139,041
First Capital, Inc. (b)	14,317	607,041
First Citizens Bancshares, Inc. (b)	39,388	35,358,608
First Commonwealth Financial Corp.	517,290	6,993,761
First Community Bankshares, Inc.	85,464	2,669,895
First Community Corp. (b)	49,271	1,003,650
First Financial Bancorp, Ohio	544,150	12,792,967
First Financial Bankshares, Inc.	776,920	36,996,930
First Financial Corp., Indiana	68,205	2,757,528
First Financial Northwest, Inc.	38,007	619,134
First Foundation, Inc. (b)	214,913	5,164,359
First Guaranty Bancshares, Inc.	2,580	48,968
First Hawaiian, Inc.	706,893	19,729,384
First Horizon National Corp.	2,998,963	49,153,004
First Internet Bancorp	51,523	1,531,264
First Interstate Bancsystem, Inc.	187,129	8,244,904
First Merchants Corp.	308,304	12,686,710
First Mid-Illinois Bancshares, Inc.	85,496	3,496,786
First Midwest Bancorp, Inc., Delaware	626,830	11,740,526
First National Corp.	200	4,216
First Northwest Bancorp	55,346	1,042,719
First of Long Island Corp.	120,505	2,554,706
First Savings Financial Group, Inc.	8,199	713,477
First U.S. Bancshares, Inc.	8,386	90,150
First United Corp.	31,931	588,169
First Western Financial, Inc. (a)	32,431	877,583
Five Star Bancorp	27,949	667,422
Flushing Financial Corp.	166,678	3,821,927
FNB Corp., Pennsylvania	1,735,298	20,268,281
FNCM Bancorp, Inc.	78,451	614,271
Franklin Financial Services Corp. (b)	18,900	599,319
Fulton Financial Corp.	868,476	13,765,345
FVCBankcorp, Inc. (a)	52,245	1,033,406
German American Bancorp, Inc.	133,834	5,000,038
Glacier Bancorp, Inc.	520,225	27,707,184
Glen Burnie Bancorp	18,315	219,780
Great Southern Bancorp, Inc.	58,225	3,171,516
Great Western Bancorp, Inc.	301,374	9,330,539
Guaranty Bancshares, Inc. Texas	51,862	1,779,904
Hancock Whitney Corp.	477,353	21,939,144
Hanmi Financial Corp.	166,087	3,202,157
HarborOne Bancorp, Inc.	318,720	4,503,514
Hawthorn Bancshares, Inc.	41,432	947,136
HBT Financial, Inc.	47,976	784,408
Heartland Financial U.S.A., Inc.	212,683	10,002,481
Heritage Commerce Corp. (b)	327,040	3,685,741
Heritage Financial Corp., Washington	193,831	4,932,999
Hilltop Holdings, Inc. (b)	350,009	11,714,801
Home Bancshares, Inc.	832,042	18,429,730
HomeTrust Bancshares, Inc.	92,427	2,571,319
Hope Bancorp, Inc.	674,303	9,298,638
Horizon Bancorp, Inc. Indiana	213,119	3,804,174
Howard Bancorp, Inc. (a)	63,608	1,265,799
Independent Bank Corp.	118,499	2,481,369
Independent Bank Corp., Massachusetts	179,404	13,760,287
Independent Bank Group, Inc. (b)	198,724	13,996,131
International Bancshares Corp.	295,829	12,389,319
Investar Holding Corp.	49,947	1,123,308
Investors Bancorp, Inc.	1,215,316	17,391,172
Lakeland Bancorp, Inc.	276,341	4,664,636
Lakeland Financial Corp. (b)	135,496	8,998,289
Landmark Bancorp, Inc.	3,081	85,282
LCNB Corp.	64,523	1,127,862
Level One Bancorp, Inc.	24,316	652,641
Limestone Bancorp, Inc. (a)	20,885	361,311
Live Oak Bancshares, Inc.	170,431	10,432,082
Macatawa Bank Corp.	125,963	1,034,156
Mackinac Financial Corp.	51,916	1,098,543
Mainstreet Bancshares, Inc. (a)	25,334	591,549
Malvern Bancorp, Inc. (a)(b)	81,605	1,507,244
Mercantile Bank Corp.	87,689	2,735,897
Meridian Bank/Malvern, PA	30,304	887,604
Metrocity Bankshares, Inc.	82,237	1,703,128
Metropolitan Bank Holding Corp. (a)	43,732	3,424,216
Mid Penn Bancorp, Inc.	48,955	1,301,713
Middlefield Banc Corp.	35,281	839,688
Midland States Bancorp, Inc.	108,664	2,749,199
MidWestOne Financial Group, Inc.	78,167	2,294,983
MVB Financial Corp.	54,902	2,170,825
National Bank Holdings Corp.	170,490	6,393,375
National Bankshares, Inc.	31,330	1,157,957
NBT Bancorp, Inc.	233,802	8,384,140
Nicolet Bankshares, Inc. (a)(b)	48,923	3,738,206
Northeast Bank	44,271	1,449,433
Northrim Bancorp, Inc.	34,678	1,455,436
Norwood Financial Corp. (b)	41,585	1,060,418
Oak Valley Bancorp Oakdale California	25,823	450,611
OceanFirst Financial Corp.	321,320	6,831,263
OFG Bancorp	277,811	6,614,680
Ohio Valley Banc Corp.	17,065	460,755
Old National Bancorp, Indiana	906,761	15,106,638
Old Point Financial Corp.	8,643	192,825
Old Second Bancorp, Inc.	143,074	1,682,550
OptimumBank Holdings, Inc. (a)(b)	5,789	29,003
Origin Bancorp, Inc.	119,205	4,905,286
Orrstown Financial Services, Inc.	55,276	1,318,885
Pacific Mercantile Bancorp (a)	104,685	922,275
Pacific Premier Bancorp, Inc. (b)	524,623	20,963,935
PacWest Bancorp	631,783	26,882,367
Park National Corp.	76,279	8,942,950
Parke Bancorp, Inc.	49,855	1,023,025
Pathfinder Bancorp, Inc.	200	3,232
Patriot National Bancorp, Inc. (a)(b)	1,376	12,604
PCB Bancorp (b)	70,508	1,341,062
Peapack-Gladstone Financial Corp.	93,440	3,112,486
Penns Woods Bancorp, Inc.	31,676	751,671
Peoples Bancorp of North Carolina	30,748	867,094
Peoples Bancorp, Inc.	97,589	3,048,680
Peoples Financial Services Corp.	32,220	1,485,020
Pinnacle Financial Partners, Inc.	417,723	40,485,713
Plumas Bancorp (b)	18,117	584,454
Popular, Inc.	437,693	33,238,406
Preferred Bank, Los Angeles	72,331	4,621,228
Premier Financial Bancorp, Inc.	64,530	1,162,185
Primis Financial Corp.	105,934	1,587,951
Professional Holdings Corp. (A Shares) (a)	77,686	1,495,456
Prosperity Bancshares, Inc.	505,000	35,289,400
QCR Holdings, Inc.	81,080	4,212,106
RBB Bancorp	72,154	1,857,244
Red River Bancshares, Inc.	26,547	1,331,598
Reliant Bancorp, Inc.	83,164	2,411,756
Renasant Corp.	315,363	11,069,241
Republic Bancorp, Inc., Kentucky Class A	50,764	2,544,799
Republic First Bancorp, Inc. (a)	254,097	848,684
Richmond Mutual Bancorp., Inc.	63,642	972,450
Riverview Financial Corp. (a)	3,095	38,347
S&T Bancorp, Inc.	213,153	6,351,959
Salisbury Bancorp, Inc. (b)	16,121	826,040
Sandy Spring Bancorp, Inc.	257,422	11,215,877
SB Financial Group, Inc.	32,558	594,835
Seacoast Banking Corp., Florida	299,769	9,574,622
Select Bancorp, Inc. (a)	85,188	1,410,713
ServisFirst Bancshares, Inc.	257,850	18,931,347
Shore Bancshares, Inc.	63,469	1,123,401
Sierra Bancorp	78,919	2,006,121
Signature Bank	312,090	80,934,300
Silvergate Capital Corp. (a)	112,491	12,709,233
Simmons First National Corp. Class A	582,036	16,908,146
SmartFinancial, Inc.	76,800	1,918,464
Sound Financial Bancorp, Inc.	11,699	509,023
South Plains Financial, Inc.	49,160	1,140,512
South State Corp.	384,881	26,395,139
Southern First Bancshares, Inc. (a)	37,584	1,916,032
Southside Bancshares, Inc.	166,151	6,262,231
Spirit of Texas Bancshares, Inc.	73,240	1,732,126
Sterling Bancorp	1,031,010	23,599,819
Stock Yards Bancorp, Inc.	115,336	5,949,031
Summit Financial Group, Inc.	49,835	1,193,050
Summit State Bank	200	3,060
Synovus Financial Corp.	806,516	34,760,840
Texas Capital Bancshares, Inc. (a)	273,838	18,618,246
The Bank of Princeton (b)	28,704	875,472
The First Bancorp, Inc.	55,710	1,654,030
Tompkins Financial Corp.	64,432	5,128,143
TowneBank	355,730	10,839,093
Trico Bancshares	146,173	5,781,142
TriState Capital Holdings, Inc. (a)	151,716	3,066,180
Triumph Bancorp, Inc. (a)	125,912	10,352,485
Trustmark Corp.	341,634	10,802,467
UMB Financial Corp.	240,044	21,983,230
Umpqua Holdings Corp.	1,195,292	23,272,335
Union Bankshares, Inc.	25,753	853,712
United Bancorp, Inc.	40,892	619,514
United Bancshares, Inc.	13,533	403,283
United Bankshares, Inc., West Virginia	727,189	26,418,776
United Community Bank, Inc.	480,666	14,501,693
United Security Bancshares, California	72,703	596,165
Unity Bancorp, Inc.	36,049	823,720
Univest Corp. of Pennsylvania	160,111	4,335,806
Valley National Bancorp	2,193,020	28,596,981
Veritex Holdings, Inc.	275,755	9,907,877
Village Bank & Trust Financial Corp. (a)(b)	8,718	409,746
Virginia National Bank Corp.	4,704	175,930
Washington Trust Bancorp, Inc.	92,286	4,915,152
Webster Financial Corp.	489,692	24,739,240
WesBanco, Inc.	358,665	12,194,610
West Bancorp., Inc.	82,563	2,525,602
Westamerica Bancorp.	142,717	8,097,763
Western Alliance Bancorp.	561,739	54,803,257
Wintrust Financial Corp.	310,006	23,200,849
		2,039,315,023
Capital Markets - 3.8%
Affiliated Managers Group, Inc.	225,415	38,345,346
Apollo Global Management LLC Class A (b)	1,141,587	68,244,071
Ares Management Corp.	598,495	46,191,844
Artisan Partners Asset Management, Inc.	330,043	17,149,034
Ashford, Inc. (a)	11,658	192,357
Assetmark Financial Holdings, Inc. (a)	95,153	2,556,761
Associated Capital Group, Inc.	19,342	713,140
B. Riley Financial, Inc. (b)	96,479	6,323,234
BGC Partners, Inc. Class A	1,809,860	9,320,779
Blucora, Inc. (a)	255,087	4,185,978
BrightSphere Investment Group, Inc.	325,868	8,860,351
Carlyle Group LP	634,974	31,355,016
Cohen & Co., Inc. (b)	10,970	246,057
Cohen & Steers, Inc.	129,462	11,355,112
Coinbase Global, Inc. (a)(b)	145,075	37,574,425
Cowen Group, Inc. Class A	141,651	5,105,102
Diamond Hill Investment Group, Inc.	15,608	2,856,732
Donnelley Financial Solutions, Inc. (a)	160,435	5,350,507
Evercore, Inc. Class A	221,829	30,976,202
FactSet Research Systems, Inc.	204,656	77,814,304
Federated Hermes, Inc.	511,349	17,298,937
Focus Financial Partners, Inc. Class A (a)	273,958	14,212,941
GAMCO Investors, Inc. Class A	21,697	592,545
GCM Grosvenor, Inc. Class A	187,727	2,087,524
Greenhill & Co., Inc.	76,346	1,125,340
Hamilton Lane, Inc. Class A	175,514	15,106,490
Hennessy Advisors, Inc. (b)	9,579	97,706
Heritage Global, Inc. (a)(b)	59,605	122,786
Houlihan Lokey	277,594	25,038,979
Interactive Brokers Group, Inc.	436,837	28,237,144
Janus Henderson Group PLC	924,366	40,080,510
Jefferies Financial Group, Inc.	1,075,801	39,761,605
KKR & Co. LP	3,154,806	202,822,478
Lazard Ltd. Class A	610,015	28,914,711
LPL Financial	432,606	63,960,797
Manning & Napier, Inc. Class A	64,700	628,237
Moelis & Co. Class A	333,202	20,641,864
Morningstar, Inc.	116,861	31,317,579
National Holdings Corp. warrants 1/18/22 (a)(c)	3,483	0
Open Lending Corp. (a)	527,447	19,499,716
Oppenheimer Holdings, Inc. Class A (non-vtg.)	52,202	2,432,091
Piper Jaffray Companies	80,034	11,438,459
PJT Partners, Inc.	135,708	10,718,218
Pzena Investment Management, Inc.	87,501	954,636
Safeguard Scientifics, Inc. (a)(b)	120,036	941,082
Sculptor Capital Management, Inc. Class A	114,093	3,228,832
SEI Investments Co.	642,967	40,384,757
Siebert Financial Corp. (a)(b)	58,418	222,573
Silvercrest Asset Management Group Class A	47,429	770,247
StepStone Group, Inc. Class A	150,085	7,184,569
Stifel Financial Corp.	570,099	39,393,841
StoneX Group, Inc. (a)	89,392	6,229,728
The Blackstone Group LP	3,706,419	466,008,061
Tradeweb Markets, Inc. Class A	571,082	49,689,845
U.S. Global Investors, Inc. Class A	67,207	424,748
Value Line, Inc.	10,562	387,097
Victory Capital Holdings, Inc.	91,222	3,195,507
Virtu Financial, Inc. Class A	416,857	10,204,659
Virtus Investment Partners, Inc.	39,502	12,352,275
Westwood Holdings Group, Inc.	42,478	946,410
WisdomTree Investments, Inc. (b)	591,719	3,733,747
		1,627,105,623
Consumer Finance - 0.9%
Ally Financial, Inc.	2,003,724	105,997,000
Atlanticus Holdings Corp.(a)	31,950	2,051,190
Consumer Portfolio Services, Inc. (a)	69,583	398,015
Credit Acceptance Corp. (a)(b)	62,284	36,104,789
CURO Group Holdings Corp.	90,396	1,479,783
Elevate Credit, Inc. (a)	99,816	350,354
Encore Capital Group, Inc. (a)(b)	167,703	8,252,665
Enova International, Inc. (a)	198,474	6,545,673
EZCORP, Inc. (non-vtg.) Class A (a)	276,810	1,907,221
First Cash Financial Services, Inc.	222,117	19,033,206
Green Dot Corp. Class A(a)	295,859	15,455,674
LendingClub Corp. (a)	524,877	16,302,680
LendingTree, Inc. (a)	60,149	10,022,628
Medallion Financial Corp. (a)	79,623	679,184
Navient Corp.	967,430	22,454,050
Nelnet, Inc. Class A	114,908	9,293,759
Nicholas Financial, Inc. (a)	72,274	836,933
OneMain Holdings, Inc.	573,692	33,176,608
Oportun Financial Corp. (a)	96,172	2,428,343
PRA Group, Inc. (a)	246,032	10,333,344
PROG Holdings, Inc.	364,671	17,256,232
Regional Management Corp.	53,692	3,190,916
Santander Consumer U.S.A. Holdings, Inc.	382,423	15,958,512
SLM Corp.	1,752,163	32,853,056
Upstart Holdings, Inc.	91,975	21,073,312
World Acceptance Corp. (a)	21,024	3,991,827
		397,426,954
Diversified Financial Services - 0.3%
A-Mark Precious Metals, Inc.	46,069	2,234,807
Alerus Financial Corp.	80,728	2,410,538
Cannae Holdings, Inc. (a)	465,600	14,861,952
Equitable Holdings, Inc.	2,073,018	64,284,288
FlexShopper, Inc. (a)	77,993	226,180
LM Funding America, Inc. (a)(b)	53,754	276,833
Marlin Business Services Corp.	66,569	1,481,160
SWK Holdings Corp. (a)	5,537	109,633
Voya Financial, Inc.	649,831	42,226,018
		128,111,409
Insurance - 2.7%
Alleghany Corp. (a)	75,736	51,249,794
AMBAC Financial Group, Inc. (a)	241,583	3,403,904
American Equity Investment Life Holding Co.	469,172	14,868,061
American Financial Group, Inc.	373,558	51,528,591
American National Group, Inc.	49,638	9,555,315
Amerisafe, Inc.	102,144	5,878,387
Arch Capital Group Ltd. (a)	2,189,755	89,998,931
Argo Group International Holdings, Ltd.	189,528	10,026,031
Assured Guaranty Ltd.	400,638	19,975,811
Athene Holding Ltd. (a)	675,601	45,244,999
Atlantic American Corp. (b)	39,634	157,347
Axis Capital Holdings Ltd.	435,599	22,289,601
Brighthouse Financial, Inc. (a)	461,380	22,589,165
Brown & Brown, Inc.	1,274,838	74,004,346
BRP Group, Inc. (a)	256,386	9,652,933
Citizens, Inc. Class A (a)(b)	251,918	1,503,950
CNA Financial Corp.	159,832	7,088,549
CNO Financial Group, Inc.	713,908	17,462,190
Conifer Holdings, Inc. (a)(b)	13,147	52,851
Crawford & Co.:
Class A	85,183	849,275
Class B	51,302	484,804
Donegal Group, Inc. Class A	86,517	1,302,946
eHealth, Inc. (a)	141,807	5,480,841
Employers Holdings, Inc.	150,824	6,209,424
Enstar Group Ltd. (a)	72,076	16,625,771
Erie Indemnity Co. Class A	135,482	23,992,507
Fednat Holding Co.	54,685	141,634
FG Financial Group, Inc. (a)	9,639	50,123
Fidelity National Financial, Inc.	1,566,115	76,473,395
First American Financial Corp.	593,553	41,863,293
Genworth Financial, Inc. Class A (a)	2,716,482	10,186,808
GoHealth, Inc. (a)(b)	286,860	1,394,140
Goosehead Insurance (b)	90,894	13,341,421
Greenlight Capital Re, Ltd. (a)	148,790	1,254,300
Hallmark Financial Services, Inc. (a)	91,901	345,548
Hanover Insurance Group, Inc.	195,087	27,567,744
HCI Group, Inc. (b)	35,100	3,919,266
Heritage Insurance Holdings, Inc.	142,088	994,616
Horace Mann Educators Corp.	230,476	9,449,516
Independence Holding Co. (b)	36,994	1,848,960
Investors Title Co.	7,494	1,437,799
James River Group Holdings Ltd.	200,328	7,370,067
Kemper Corp.	328,884	22,561,442
Kingstone Companies, Inc.	38,480	275,132
Kinsale Capital Group, Inc.	116,422	21,171,341
Lemonade, Inc. (a)(b)	96,095	7,259,016
Maiden Holdings Ltd. (a)	375,670	1,175,847
Markel Corp. (a)	74,791	95,003,268
MBIA, Inc. (a)(b)	266,906	2,986,678
Mercury General Corp.	144,325	8,617,646
MetroMile, Inc. (a)(b)	397,960	1,591,840
Midwest Holding, Inc. (b)	1,340	50,237
National Western Life Group, Inc.	12,535	2,778,508
NI Holdings, Inc. (a)	45,634	890,776
Old Republic International Corp.	1,533,901	39,881,426
Oscar Health, Inc. (a)	213,275	3,324,957
Oxbridge Re Holdings Ltd. (a)(b)	14,895	47,813
Palomar Holdings, Inc. (a)	119,683	10,747,533
Primerica, Inc.	214,116	32,746,901
ProAssurance Corp.	290,595	7,410,173
Reinsurance Group of America, Inc.	366,174	42,410,273
Reliance Global Group, Inc. (a)(b)	43,427	122,464
RenaissanceRe Holdings Ltd.	267,228	41,882,644
RLI Corp.	217,791	23,789,311
Root, Inc. (b)	287,465	1,854,149
Safety Insurance Group, Inc.	74,644	6,069,304
Selective Insurance Group, Inc.	328,171	27,425,250
Selectquote, Inc. (a)(b)	246,392	2,353,044
Siriuspoint Ltd. (a)(b)	414,290	4,064,185
State Auto Financial Corp.	98,289	4,971,458
Stewart Information Services Corp.	144,352	9,086,958
Tiptree, Inc.	93,115	941,393
Trean Insurance Group, Inc. (a)	61,653	629,477
Trupanion, Inc. (a)	182,241	16,689,631
United Fire Group, Inc.	117,275	3,044,459
United Insurance Holdings Corp.	118,183	450,277
Universal Insurance Holdings, Inc.	159,276	2,268,090
Vericity, Inc.	18,430	166,054
White Mountains Insurance Group Ltd.	17,091	19,155,764
		1,175,009,673
Mortgage Real Estate Investment Trusts - 0.9%
Acres Commercial Realty Corp.	55,522	933,880
AG Mortgage Investment Trust, Inc.	87,458	947,170
AGNC Investment Corp.	2,676,885	43,659,994
Annaly Capital Management, Inc.	7,137,766	62,027,187
Apollo Commercial Real Estate Finance, Inc.	743,136	11,555,765
Arbor Realty Trust, Inc.	724,968	13,252,415
Ares Commercial Real Estate Corp.	245,860	3,879,671
Arlington Asset Investment Corp. (a)	255,218	951,963
Armour Residential REIT, Inc. (b)	379,856	4,125,236
Blackstone Mortgage Trust, Inc.	804,681	26,401,584
BrightSpire Capital, Inc.	468,577	4,695,142
Broadmark Realty Capital, Inc.	738,378	7,760,353
Capstead Mortgage Corp.	579,152	3,990,357
Cherry Hill Mortgage Investment Corp.	141,846	1,293,636
Chimera Investment Corp.	1,254,559	19,219,844
Dynex Capital, Inc.	190,999	3,392,142
Ellington Financial LLC	245,992	4,555,772
Ellington Residential Mortgage REIT	102,058	1,174,688
Granite Point Mortgage Trust, Inc.	332,956	4,581,475
Great Ajax Corp.	131,466	1,857,615
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	423,017	25,537,536
Invesco Mortgage Capital, Inc. (b)	1,395,780	4,354,834
KKR Real Estate Finance Trust, Inc.	183,046	3,904,371
Ladder Capital Corp. Class A	749,046	8,546,615
Lument Finance Trust, Inc.	94,102	386,759
Manhattan Bridge Capital, Inc. (b)	2,400	15,312
MFA Financial, Inc.	2,447,730	11,749,104
New Residential Investment Corp.	2,484,406	27,129,714
New York Mortgage Trust, Inc.	2,177,869	9,626,181
Nexpoint Real Estate Finance, Inc.	28,868	619,219
Orchid Island Capital, Inc. (b)	614,215	3,083,359
PennyMac Mortgage Investment Trust	530,246	10,292,075
Ready Capital Corp.	340,441	5,212,152
Redwood Trust, Inc.	614,759	7,666,045
Sachem Capital Corp.	153,971	745,220
Starwood Property Trust, Inc.	1,561,740	40,292,892
TPG RE Finance Trust, Inc.	381,940	4,812,444
Tremont Mortgage Trust	27,779	162,229
Two Harbors Investment Corp.	1,470,705	9,706,653
Western Asset Mortgage Capital Corp.	509,916	1,417,566
		395,516,169
Thrifts & Mortgage Finance - 0.8%
Axos Financial, Inc. (a)	286,349	13,882,200
Bogota Financial Corp. (a)	1,241	12,906
Bridgewater Bancshares, Inc. (a)	119,362	1,951,569
Broadway Financial Corp. (a)	92,446	339,277
Capitol Federal Financial, Inc.	698,110	8,056,189
Carver Bancorp, Inc. (a)(b)	6,231	116,270
CBM Bancorp, Inc.	100	1,500
Cf Bankshares, Inc.	1,700	32,402
Columbia Financial, Inc. (a)	265,497	4,786,911
Elmira Savings Bank	890	12,807
ESSA Bancorp, Inc.	37,669	629,826
Essent Group Ltd.	615,812	28,992,429
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	48,736	4,771,254
FFBW, Inc. (a)	41,243	474,295
Finance of America Companies, Inc. (a)	112,820	620,510
Flagstar Bancorp, Inc.	262,730	12,994,626
FS Bancorp, Inc.	47,166	1,611,662
Greene County Bancorp, Inc.	4,301	135,051
Guaranty Federal Bancshares, Inc.	200	4,874
Guild Holdings Co. Class A	30,189	436,231
Hingham Institution for Savings	9,009	2,923,421
HMN Financial, Inc. (a)	3,999	93,257
Home Bancorp, Inc.	44,572	1,667,884
Home Federal Bancorp, Inc.	1,332	23,989
HomeStreet, Inc.	116,199	4,746,729
IF Bancorp, Inc.	400	8,900
Impac Mortgage Holdings, Inc. (a)(b)	64,633	89,840
Kearny Financial Corp.	383,160	4,862,300
loanDepot, Inc. (b)	33,114	272,528
Luther Burbank Corp.	92,674	1,201,982
Merchants Bancorp	89,684	3,288,712
Meridian Bancorp, Inc. Maryland	299,810	6,230,052
Meta Financial Group, Inc.	176,858	8,699,645
MGIC Investment Corp.	1,840,677	28,107,138
Mr. Cooper Group, Inc. (a)	373,981	14,540,381
New York Community Bancorp, Inc.	2,466,986	30,886,665
NMI Holdings, Inc. (a)	464,368	10,480,786
Northfield Bancorp, Inc.	266,180	4,498,442
Northwest Bancshares, Inc.	707,898	9,216,832
Ocwen Financial Corp. (a)(b)	29,942	847,359
OP Bancorp	65,732	661,921
PCSB Financial Corp.	89,026	1,622,944
PDL Community Bancorp (a)	11,876	162,820
PennyMac Financial Services, Inc.	205,029	13,644,680
Pioneer Bancorp, Inc. (a)(b)	50,194	616,884
Premier Financial Corp.	205,800	6,256,320
Provident Bancorp, Inc.	90,782	1,473,392
Provident Financial Holdings, Inc.	24,775	431,085
Provident Financial Services, Inc.	406,000	8,960,420
Prudential Bancorp, Inc. (b)	97,543	1,443,636
Radian Group, Inc.	1,041,906	24,620,239
Randolph Bancorp, Inc. (a)	16,502	331,855
Riverview Bancorp, Inc.	143,960	1,056,666
Rocket Companies, Inc. (b)	735,425	12,759,624
Security National Financial Corp. Class A	83,465	767,878
Severn Bancorp, Inc.	59,720	743,514
Southern Missouri Bancorp, Inc.	38,480	1,736,218
Sterling Bancorp, Inc. (a)	87,391	464,046
Territorial Bancorp, Inc.	44,875	1,134,889
TFS Financial Corp.	274,071	5,478,679
Timberland Bancorp, Inc.	37,449	1,087,519
Trustco Bank Corp., New York	104,405	3,350,356
UWM Holdings Corp. Class A	261,405	1,921,327
Velocity Financial, Inc. (a)	47,181	607,219
Walker & Dunlop, Inc.	160,940	17,872,387
Washington Federal, Inc.	396,164	13,192,261
Waterstone Financial, Inc.	121,216	2,458,260
Western New England Bancorp, Inc. (b)	134,151	1,151,016
William Penn Bancorp, Inc. (b)	59,421	713,052
WSFS Financial Corp.	262,349	11,913,268
		351,184,006

TOTAL FINANCIALS		6,113,668,857

HEALTH CARE - 14.2%
Biotechnology - 6.2%
180 Life Sciences Corp. (a)(b)	73,421	432,450
4D Molecular Therapeutics, Inc. (b)	46,562	1,422,469
89Bio, Inc. (a)(b)	46,623	862,992
Abeona Therapeutics, Inc. (a)(b)	515,897	680,984
ACADIA Pharmaceuticals, Inc. (a)	616,910	10,802,094
Acceleron Pharma, Inc. (a)	287,918	38,546,462
Achieve Life Sciences, Inc. (a)(b)	46,235	386,062
Acorda Therapeutics, Inc. (a)(b)	20,590	87,096
Actinium Pharmaceuticals, Inc. (a)(b)	108,136	657,467
Adamas Pharmaceuticals, Inc. (a)(b)	210,078	989,467
Adicet Bio, Inc. (a)	72,862	608,398
Adicet Bio, Inc. rights (a)(c)	11,207	0
Aditxt, Inc. (a)(b)	78,890	149,102
ADMA Biologics, Inc. (a)	847,547	1,135,713
Advaxis, Inc. (a)	753,761	353,740
Adverum Biotechnologies, Inc. (a)(b)	554,919	1,348,453
Aeglea BioTherapeutics, Inc. (a)(b)	214,726	1,556,764
Aevi Genomic Medicine, Inc. rights (a)(c)	123,543	4,156
Agenus, Inc. (a)(b)	1,022,082	6,306,246
AgeX Therapeutics, Inc. (a)(b)	61,626	63,475
Agios Pharmaceuticals, Inc. (a)	276,239	12,342,359
Aikido Pharma, Inc. (a)	406,776	335,590
Aileron Therapeutics, Inc. (a)(b)	361,800	416,070
AIM ImmunoTech, Inc. (a)(b)	272,195	560,722
Akebia Therapeutics, Inc. (a)(b)	855,325	2,514,656
Akero Therapeutics, Inc. (a)(b)	107,205	2,545,047
Akouos, Inc. (a)(b)	82,384	979,546
Albireo Pharma, Inc. (a)(b)	94,565	2,888,961
Aldeyra Therapeutics, Inc. (a)(b)	313,621	2,976,263
Alector, Inc. (a)(b)	285,573	7,719,038
Aligos Therapeutics, Inc. (b)	56,384	961,347
Alkermes PLC (a)	859,192	26,858,342
Allakos, Inc. (a)	173,883	15,503,408
Allena Pharmaceuticals, Inc. (a)(b)	184,080	187,762
Allogene Therapeutics, Inc. (a)(b)	348,765	8,318,045
Allovir, Inc. (a)(b)	88,685	1,707,186
Alnylam Pharmaceuticals, Inc. (a)	635,702	128,049,454
Alpine Immune Sciences, Inc. (a)(b)	58,063	552,179
Altimmune, Inc. (a)(b)	170,870	2,561,341
ALX Oncology Holdings, Inc. (a)(b)	63,744	4,462,080
Amicus Therapeutics, Inc. (a)	1,447,620	16,488,392
AnaptysBio, Inc. (a)(b)	120,330	3,081,651
Anavex Life Sciences Corp. (a)(b)	378,019	7,367,590
Anika Therapeutics, Inc. (a)	76,761	3,310,702
Anixa Biosciences, Inc. (a)(b)	141,298	791,269
Annexon, Inc. (a)(b)	82,583	1,350,232
Annovis Bio, Inc. (a)(b)	26,945	1,016,904
Apellis Pharmaceuticals, Inc. (a)	315,009	20,743,343
Applied Genetic Technologies Corp. (a)(b)	260,836	925,968
Applied Molecular Transport, Inc. (a)(b)	94,334	2,836,623
Applied Therapeutics, Inc. (a)(b)	89,332	1,403,406
Aprea Therapeutics, Inc. (a)(b)	105,884	489,184
Aptevo Therapeutics, Inc. (a)	23,552	422,758
Aptinyx, Inc. (a)(b)	204,192	530,899
AquaBounty Technologies, Inc. (a)(b)	301,880	1,397,704
AquaMed Technologies, Inc. (a)(c)	6,256	0
Aravive, Inc. (a)(b)	74,011	319,728
Arbutus Biopharma Corp. (a)(b)	379,937	1,303,184
ARCA Biopharma, Inc. (a)(b)	57,561	177,863
Arcturus Therapeutics Holdings, Inc. (a)(b)	110,438	6,053,107
Arcus Biosciences, Inc. (a)(b)	244,731	7,138,803
Arcutis Biotherapeutics, Inc. (a)	150,469	3,185,429
Ardelyx, Inc. (a)(b)	405,296	571,467
Arena Pharmaceuticals, Inc. (a)	327,297	17,320,557
Aridis Pharmaceuticals, Inc. (a)(b)	20,094	80,778
Armata Pharmaceuticals, Inc. (a)	5,111	18,451
Arrowhead Pharmaceuticals, Inc. (a)	560,872	37,645,729
Assembly Biosciences, Inc. (a)	223,441	849,076
Atara Biotherapeutics, Inc. (a)	448,690	6,721,376
Athenex, Inc. (a)(b)	466,294	1,701,973
Athersys, Inc. (a)(b)	1,028,526	1,727,924
Atossa Therapeutics, Inc. (a)(b)	643,965	2,447,067
Atreca, Inc. (a)(b)	177,734	1,043,299
aTyr Pharma, Inc. (a)(b)	79,827	440,246
AVEO Pharmaceuticals, Inc. (a)	154,854	992,614
Avid Bioservices, Inc. (a)(b)	305,749	7,411,356
Avidity Biosciences, Inc. (a)(b)	95,220	2,174,825
Avita Medical, Inc. (a)(b)	134,252	2,713,233
AVROBIO, Inc. (a)	183,436	1,221,684
Axcella Health, Inc. (a)	91,837	335,205
AzurRx BioPharma, Inc. (a)(b)	306,930	193,059
Beam Therapeutics, Inc. (a)(b)	158,831	17,617,535
Bellicum Pharmaceuticals, Inc. (a)(b)	37,817	114,586
Benitec Biopharma, Inc. (a)(b)	30,435	120,523
Bio Path Holdings, Inc. (a)(b)	37,036	210,364
BioAtla, Inc. (b)	63,876	2,624,665
BioCardia, Inc. (a)(b)	58,902	173,761
Biocept, Inc. (a)(b)	91,715	332,008
BioCryst Pharmaceuticals, Inc. (a)(b)	960,289	15,287,801
Biohaven Pharmaceutical Holding Co. Ltd. (a)	298,837	39,219,368
BioMarin Pharmaceutical, Inc. (a)	987,068	83,120,996
Biomea Fusion, Inc. (a)	48,407	675,278
BioVie, Inc. (b)	12,393	98,896
BioXcel Therapeutics, Inc. (a)(b)	80,227	2,362,685
Black Diamond Therapeutics, Inc. (a)(b)	107,136	1,082,074
bluebird bio, Inc. (a)(b)	347,864	6,365,911
Blueprint Medicines Corp. (a)	318,370	29,694,370
Bolt Biotherapeutics, Inc.	62,940	1,117,814
BrainStorm Cell Therpeutic, Inc. (a)(b)	154,681	536,743
Brickell Biotech, Inc. (a)(b)	321,446	237,388
BridgeBio Pharma, Inc. (a)(b)	520,844	26,099,493
Brooklyn ImmunoTherapeutics, Inc. (a)(b)	109,243	1,318,563
C4 Therapeutics, Inc. (b)	79,404	3,186,483
Cabaletta Bio, Inc. (a)(b)	73,389	747,100
Calithera Biosciences, Inc. (a)(b)	337,504	826,885
Calyxt, Inc. (a)(b)	80,634	316,892
Capricor Therapeutics, Inc. (a)(b)	118,336	592,863
Cardiff Oncology, Inc. (a)	136,596	1,001,249
CareDx, Inc. (a)	281,304	20,613,957
CASI Pharmaceuticals, Inc. (a)	462,262	739,619
Catabasis Pharmaceuticals, Inc. (a)	19,055	189,978
Catalyst Biosciences, Inc. (a)	166,347	761,869
Catalyst Pharmaceutical Partners, Inc. (a)(b)	543,379	2,994,018
Cel-Sci Corp. (a)	217,180	2,514,944
Celcuity, Inc. (a)(b)	39,450	867,900
Celldex Therapeutics, Inc. (a)	248,651	13,091,475
Cellectar Biosciences, Inc. (a)(b)	259,484	264,674
Celsion Corp. (a)	450,975	478,034
Cerevel Therapeutics Holdings (a)	278,638	8,821,679
Checkmate Pharmaceuticals, Inc. (b)	26,524	162,062
Checkpoint Therapeutics, Inc. (a)(b)	320,007	1,030,423
ChemoCentryx, Inc. (a)(b)	266,604	4,215,009
Chimerix, Inc. (a)	373,368	2,650,913
Chinook Therapeutics, Inc. (a)	202,361	2,744,015
Chinook Therapeutics, Inc. rights (a)(c)	51,768	2,588
Cidara Therapeutics, Inc. (a)	227,778	523,889
Clene, Inc. (a)(b)	109,218	873,744
Clovis Oncology, Inc. (a)(b)	600,096	2,892,463
Codiak Biosciences, Inc. (b)	46,686	802,999
Cogent Biosciences, Inc. (a)(b)	173,376	1,435,553
Cogent Biosciences, Inc. rights (a)(c)	43,783	0
CohBar, Inc. (a)(b)	240,093	309,720
Coherus BioSciences, Inc. (a)(b)	358,149	5,723,221
Concert Pharmaceuticals, Inc. (a)	154,401	585,180
ContraFect Corp. (a)(b)	168,372	611,190
Corbus Pharmaceuticals Holdings, Inc. (a)	575,968	742,999
Cortexyme, Inc. (a)(b)	71,494	6,884,872
Corvus Pharmaceuticals, Inc. (a)(b)	131,314	296,770
Crinetics Pharmaceuticals, Inc. (a)(b)	132,185	3,115,600
CTI BioPharma Corp. (a)(b)	390,241	1,178,528
Cue Biopharma, Inc. (a)	162,200	1,944,778
Cullinan Oncology, Inc.	73,017	2,060,540
Curis, Inc. (a)(b)	456,705	4,041,839
Cyclacel Pharmaceuticals, Inc. (a)(b)	39,168	213,074
Cyclerion Therapeutics, Inc. (a)(b)	166,197	568,394
Cyclo Therapeutics, Inc. (a)	28,816	221,595
Cytocom, Inc. (a)(b)	42,000	133,140
Cytokinetics, Inc. (a)(b)	440,719	14,530,505
CytomX Therapeutics, Inc. (a)	379,234	1,941,678
Decibel Therapeutics, Inc.	40,561	327,327
Deciphera Pharmaceuticals, Inc. (a)	222,530	7,009,695
Denali Therapeutics, Inc. (a)	438,070	23,305,324
DermTech, Inc. (a)(b)	129,993	4,835,740
Design Therapeutics, Inc. (a)(b)	65,921	1,036,278
DiaMedica Therapeutics, Inc. (a)	85,773	368,824
Dicerna Pharmaceuticals, Inc. (a)	364,327	7,497,850
Diffusion Pharmaceuticals, Inc. (a)	513,825	303,208
Dyadic International, Inc. (a)(b)	103,886	656,560
Dynavax Technologies Corp. (a)(b)	565,849	11,011,422
Dyne Therapeutics, Inc.	95,586	1,618,271
Eagle Pharmaceuticals, Inc. (a)(b)	66,707	3,560,153
Edesa Biotech, Inc. (a)	41,418	243,124
Editas Medicine, Inc. (a)(b)	365,895	23,267,263
Eiger Biopharmaceuticals, Inc. (a)(b)	180,242	1,467,170
Eledon Pharmaceuticals, Inc. (a)	76,967	640,365
Emergent BioSolutions, Inc. (a)	247,950	15,640,686
Enanta Pharmaceuticals, Inc. (a)(b)	96,171	5,500,981
Enochian Biosciences, Inc. (a)(b)	136,740	1,009,141
Entasis Therapeutics Holdings, Inc. (a)(b)	54,761	152,783
Epizyme, Inc. (a)(b)	513,034	2,647,255
Equillium, Inc. (a)(b)	91,539	562,965
Evelo Biosciences, Inc. (a)(b)	141,054	1,603,784
Exact Sciences Corp. (a)	927,818	96,845,643
Exelixis, Inc. (a)	1,705,249	32,689,623
Exicure, Inc. (a)(b)	385,798	540,117
F-star Therapeutics, Inc. (a)(b)	86,498	685,064
F-star Therapeutics, Inc.:
rights (a)(c)	13,735	0
rights (a)(c)	13,735	0
Fate Therapeutics, Inc. (a)	431,954	31,640,631
FibroGen, Inc. (a)(b)	458,569	5,333,157
Finch Therapeutics Group, Inc. (a)(b)	44,968	636,297
Flexion Therapeutics, Inc. (a)(b)	268,324	1,604,578
Foghorn Therapeutics, Inc. (b)	46,181	599,429
Forma Therapeutics Holdings, Inc. (a)	112,922	2,713,516
Forte Biosciences, Inc. (a)(b)	62,518	1,839,280
Fortress Biotech, Inc. (a)	374,504	1,232,118
Frequency Therapeutics, Inc. (a)(b)	191,955	1,481,893
G1 Therapeutics, Inc. (a)(b)	178,324	2,696,259
Gain Therapeutics, Inc. (a)	1,919	14,968
Galectin Therapeutics, Inc. (a)(b)	312,745	1,229,088
Galecto, Inc. (b)	62,846	279,665
Galera Therapeutics, Inc. (a)(b)	45,301	405,897
Gemini Therapeutics, Inc. (b)	156,751	771,215
Generation Bio Co. (a)	118,844	2,971,100
Genocea Biosciences, Inc. (a)(b)	98,878	174,025
Genprex, Inc. (a)(b)	221,159	696,651
GeoVax Labs, Inc. (a)(b)	32,090	195,428
Geron Corp. (a)(b)	1,861,376	2,698,995
Global Blood Therapeutics, Inc. (a)	330,767	9,489,705
GlycoMimetics, Inc. (a)	218,334	484,701
Gossamer Bio, Inc. (a)(b)	245,884	2,444,087
Greenwich Lifesciences, Inc. (b)	11,093	443,942
Gritstone Bio, Inc. (a)(b)	105,046	966,423
Gt Biopharma, Inc. (a)	95,811	851,760
Halozyme Therapeutics, Inc. (a)	725,655	30,470,253
Harpoon Therapeutics, Inc. (a)(b)	117,021	1,109,359
Heat Biologics, Inc. (a)(b)	159,849	1,155,708
Heron Therapeutics, Inc. (a)(b)	520,653	6,076,021
Histogen, Inc. (a)(b)	140,516	111,050
Homology Medicines, Inc. (a)(b)	225,895	1,624,185
Hookipa Pharma, Inc. (a)	111,946	771,308
Horizon Therapeutics PLC (a)	1,215,961	131,433,224
Humanigen, Inc. (a)(b)	259,691	4,305,677
iBio, Inc. (a)	1,214,747	1,542,729
Ideaya Biosciences, Inc. (a)(b)	102,515	2,409,103
Idera Pharmaceuticals, Inc. (a)(b)	228,530	249,098
IGM Biosciences, Inc. (a)(b)	39,251	2,795,064
Immucell Corp. (a)	13,116	120,143
Immunic, Inc. (a)	83,732	824,760
ImmunityBio, Inc. (a)(b)	404,617	4,604,541
ImmunoGen, Inc. (a)	1,120,904	6,781,469
Immunome, Inc. (b)	24,155	338,895
Immunovant, Inc. (a)(b)	255,822	2,215,419
Impel Neuropharma, Inc. (a)(b)	24,744	469,889
Infinity Pharmaceuticals, Inc. (a)(b)	461,523	1,633,791
Inhibikase Therapeutics, Inc. (b)	9,551	22,636
Inhibrx, Inc. (a)(b)	38,071	1,085,785
Inmune Bio, Inc. (a)	42,175	1,000,391
Inovio Pharmaceuticals, Inc. (a)(b)	1,123,393	9,706,116
Inozyme Pharma, Inc. (a)	38,482	593,392
Insmed, Inc. (a)	614,349	17,226,346
Instil Bio, Inc. (a)(b)	91,480	1,724,398
Intellia Therapeutics, Inc. (a)	359,730	57,747,457
Intercept Pharmaceuticals, Inc. (a)(b)	131,159	1,955,581
Invitae Corp. (a)(b)	988,230	29,281,255
Ionis Pharmaceuticals, Inc. (a)	755,766	30,049,256
Iovance Biotherapeutics, Inc. (a)	774,612	18,644,911
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	886,448	11,612,469
IsoRay, Inc. (a)(b)	731,894	468,412
iTeos Therapeutics, Inc. (a)	62,948	1,784,576
Iveric Bio, Inc. (a)	455,983	4,819,740
Jounce Therapeutics, Inc. (a)(b)	149,755	931,476
Kadmon Holdings, Inc. (a)(b)	910,688	4,990,570
Kalvista Pharmaceuticals, Inc. (a)	103,471	2,114,947
Karuna Therapeutics, Inc. (a)(b)	101,596	12,079,764
Karyopharm Therapeutics, Inc. (a)(b)	368,729	2,138,628
Keros Therapeutics, Inc. (a)(b)	50,782	1,708,306
Kezar Life Sciences, Inc. (a)(b)	199,647	1,521,310
Kiniksa Pharmaceuticals Ltd. (a)(b)	135,484	1,704,389
Kinnate Biopharma, Inc. (b)	65,704	1,453,372
Kintara Therapeutics, Inc. (a)(b)	156,314	237,597
Kiromic BioPharma, Inc. (b)	4,300	14,835
Kodiak Sciences, Inc. (a)(b)	172,393	16,235,973
Kronos Bio, Inc. (b)	76,227	1,593,907
Krystal Biotech, Inc. (a)(b)	93,203	5,400,182
Kura Oncology, Inc. (a)	362,451	6,690,845
Kymera Therapeutics, Inc. (a)	76,239	4,737,491
La Jolla Pharmaceutical Co. (a)(b)	115,502	486,263
Lantern Pharma, Inc. (a)	33,217	468,028
Larimar Therapeutics, Inc. (a)(b)	67,307	968,548
Leap Therapeutics, Inc. (a)(b)	240,725	414,047
Lexicon Pharmaceuticals, Inc. (a)(b)	370,239	1,747,528
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	91,039	12,044,460
General CVR (a)	26,087	265
Glucagon CVR (a)	26,087	226
rights (a)	26,087	235
TR Beta CVR (a)	26,087	2,870
Lineage Cell Therapeutics, Inc. (a)(b)	849,657	2,141,136
LogicBio Therapeutics, Inc. (a)(b)	82,797	392,458
Longeveron, Inc. (a)(b)	14,788	51,462
Lumos Pharma, Inc. (a)	13,119	142,341
Macrogenics, Inc. (a)	326,109	7,699,433
Madrigal Pharmaceuticals, Inc. (a)(b)	55,485	4,591,384
Magenta Therapeutics, Inc. (a)(b)	141,421	905,094
MannKind Corp. (a)(b)	1,349,484	6,477,523
Marker Therapeutics, Inc. (a)	383,347	759,027
Matinas BioPharma Holdings, Inc. (a)	866,173	693,805
MediciNova, Inc. (a)(b)	265,745	1,039,063
MEI Pharma, Inc. (a)(b)	490,137	1,372,384
Merrimack Pharmaceuticals, Inc. (a)(b)	60,266	302,535
Mersana Therapeutics, Inc. (a)(b)	295,925	4,122,235
Metacrine, Inc.	16,291	52,131
MiMedx Group, Inc. (a)(b)	540,967	7,984,673
Minerva Neurosciences, Inc. (a)	169,366	311,633
Mirati Therapeutics, Inc. (a)	249,032	42,268,201
Mirum Pharmaceuticals, Inc. (a)	79,632	1,294,020
Molecular Templates, Inc. (a)(b)	215,498	1,405,047
Moleculin Biotech, Inc. (a)	147,177	453,305
Monopar Therapeutics, Inc. (a)(b)	23,799	123,041
Morphic Holding, Inc. (a)(b)	79,801	5,028,261
Mustang Bio, Inc. (a)	358,915	1,091,102
Myovant Sciences Ltd. (a)(b)	225,459	5,487,672
Myriad Genetics, Inc. (a)	412,451	14,757,497
NanoViricides, Inc. (a)(b)	52,674	203,848
Natera, Inc. (a)	454,132	53,782,853
Navidea Biopharmaceuticals, Inc. (a)	70,295	115,284
Neoleukin Therapeutics, Inc. (a)(b)	178,220	1,452,493
Neubase Therapeutics, Inc. (a)(b)	146,653	585,145
Neurobo Pharmaceuticals, Inc. (a)(b)	33,714	139,576
Neurobo Pharmaceuticals, Inc. rights (a)(c)	1,349	0
Neurocrine Biosciences, Inc. (a)	510,883	48,636,062
Neximmune, Inc.	34,623	487,492
NextCure, Inc. (a)(b)	80,774	615,498
Nkarta, Inc. (a)(b)	90,228	2,917,974
Novavax, Inc. (a)	368,981	88,016,728
Nurix Therapeutics, Inc. (a)	75,365	2,425,999
Ocugen, Inc. (a)(b)	1,076,533	8,170,885
Olema Pharmaceuticals, Inc. (b)	68,148	2,038,988
OncoCyte Corp. (a)(b)	406,185	1,665,359
Oncorus, Inc. (a)(b)	48,189	497,792
OncoSec Medical, Inc. (a)	168,014	393,153
Oncternal Therapeutics, Inc. (a)(b)	226,430	1,023,464
Oncternal Therapeutics, Inc. rights (a)(c)	6,762	0
OpGen, Inc. (a)(b)	200,446	641,427
Opko Health, Inc. (a)(b)	2,318,370	8,948,908
Oragenics, Inc. (a)	493,710	354,928
Organogenesis Holdings, Inc. Class A (a)	274,805	4,688,173
Organovo Holdings, Inc. (a)(b)	37,127	284,393
Orgenesis, Inc. (a)(b)	111,549	596,787
ORIC Pharmaceuticals, Inc. (a)	79,676	1,760,043
Outlook Therapeutics, Inc. (a)(b)	499,268	1,377,980
Ovid Therapeutics, Inc. (a)(b)	281,268	992,876
Oyster Point Pharma, Inc. (a)(b)	66,272	873,465
Palatin Technologies, Inc. (a)(b)	1,049,809	503,908
Panbela Therapeutics, Inc. (a)(b)	5,033	11,425
Passage Bio, Inc. (a)(b)	142,282	1,710,230
PDL BioPharma, Inc. (a)(c)	562,926	1,390,427
PDS Biotechnology Corp. (a)(b)	101,002	1,570,581
PhaseBio Pharmaceuticals, Inc. (a)(b)	167,814	543,717
Phio Pharmaceuticals Corp. (a)	67,346	140,080
Pieris Pharmaceuticals, Inc. (a)(b)	309,102	1,666,060
Plus Therapeutics, Inc. (a)(b)	94,341	183,965
PMV Pharmaceuticals, Inc.	65,870	1,999,155
Polarityte, Inc. (a)(b)	350,616	247,465
Poseida Therapeutics, Inc. (a)(b)	76,350	659,664
Praxis Precision Medicines, Inc.	89,310	1,774,590
Precigen, Inc. (a)(b)	467,211	2,826,627
Precision BioSciences, Inc. (a)(b)	264,802	3,328,561
Prelude Therapeutics, Inc. (b)	67,167	2,397,190
Prometheus Biosciences, Inc. (a)(b)	56,863	1,240,751
Protagenic Therapeutics, Inc. (a)(b)	69,827	147,335
Protagonist Therapeutics, Inc. (a)	216,336	10,492,296
Protara Therapeutics, Inc. (a)	54,985	461,324
Prothena Corp. PLC (a)(b)	152,882	10,261,440
PTC Therapeutics, Inc. (a)	379,310	16,556,882
Puma Biotechnology, Inc. (a)(b)	210,764	1,595,483
Qualigen Therapeutics, Inc. (a)(b)	122,227	191,896
Qualigen Therapeutics, Inc. rights (a)(c)	2,906	196
Radius Health, Inc. (a)(b)	259,989	3,603,448
RAPT Therapeutics, Inc. (a)(b)	55,111	1,802,130
Recro Pharma, Inc. (a)(b)	214,545	521,344
Recursion Pharmaceuticals, Inc. (a)(b)	137,731	3,473,576
REGENXBIO, Inc. (a)	185,927	6,005,442
Regulus Therapeutics, Inc. (a)(b)	358,342	277,858
Relay Therapeutics, Inc. (a)(b)	117,055	3,749,272
Reneo Pharmaceuticals, Inc. (a)	22,953	254,090
Repligen Corp. (a)	276,684	78,296,038
Replimune Group, Inc. (a)	142,783	4,534,788
Revolution Medicines, Inc. (a)(b)	260,236	7,570,265
Rhythm Pharmaceuticals, Inc. (a)	204,199	2,656,629
Rigel Pharmaceuticals, Inc. (a)(b)	917,263	3,485,599
Rocket Pharmaceuticals, Inc. (a)(b)	240,763	8,236,502
Rubius Therapeutics, Inc. (a)(b)	239,102	5,193,295
Sage Therapeutics, Inc. (a)	278,298	12,860,151
Salarius Pharmaceuticals, Inc. (a)(b)	215,177	223,784
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	42,326	309
Sana Biotechnology, Inc. (b)	140,258	3,364,789
Sangamo Therapeutics, Inc. (a)(b)	667,755	6,617,452
Sarepta Therapeutics, Inc. (a)	428,199	33,450,906
Savara, Inc. (a)	597,695	926,427
Scholar Rock Holding Corp. (a)(b)	118,739	4,693,753
Seagen, Inc. (a)	686,857	115,117,233
Selecta Biosciences, Inc. (a)	491,317	2,132,316
Sellas Life Sciences Group, Inc. (a)(b)	80,440	747,288
Sensei Biotherapeutics, Inc. (b)	47,948	516,879
Seres Therapeutics, Inc. (a)(b)	329,981	2,115,178
Sesen Bio, Inc. (a)	948,933	899,494
Shattuck Labs, Inc. (b)	69,153	1,461,203
Sigilon Therapeutics, Inc.	39,641	235,468
Silverback Therapeutics, Inc. (b)	70,946	1,560,812
Sio Gene Therapies, Inc. (a)(b)	273,918	591,663
Soleno Therapeutics, Inc. (a)(b)	267,095	244,205
Solid Biosciences, Inc. (a)	327,632	887,883
Soligenix, Inc. (a)(b)	191,488	201,062
Sonnet Biotherapeutics Holding (a)	347	239
Sorrento Therapeutics, Inc. (a)(b)	1,319,939	11,879,451
Spectrum Pharmaceuticals, Inc. (a)(b)	859,269	2,019,282
Spero Therapeutics, Inc. (a)(b)	140,935	2,712,999
Springworks Therapeutics, Inc. (a)(b)	148,150	11,126,065
Spruce Biosciences, Inc. (b)	32,745	251,154
SQZ Biotechnologies Co. (b)	43,170	574,161
Stoke Therapeutics, Inc. (a)	112,140	2,935,825
Surface Oncology, Inc. (a)(b)	135,188	855,740
Sutro Biopharma, Inc. (a)	187,049	4,062,704
Syndax Pharmaceuticals, Inc. (a)(b)	202,455	3,540,938
Synlogic, Inc. (a)(b)	152,142	407,741
Synthetic Biologics, Inc. (a)(b)	691,893	331,901
Syros Pharmaceuticals, Inc. (a)	293,562	1,555,879
T2 Biosystems, Inc. (a)(b)	890,143	831,839
Talaris Therapeutics, Inc. (a)	47,103	546,866
Taysha Gene Therapies, Inc. (b)	45,475	904,043
TCR2 Therapeutics, Inc. (a)	141,988	2,381,139
Tempest Therapeutics, Inc. (a)	2,933	42,265
Tenax Therapeutics, Inc. (a)	1,474	2,344
TG Therapeutics, Inc. (a)(b)	630,331	17,063,060
TONIX Pharmaceuticals Holding (a)(b)	1,853,219	1,308,187
TRACON Pharmaceuticals, Inc. (a)	81,541	304,963
Translate Bio, Inc. (a)	381,035	14,250,709
Travere Therapeutics, Inc. (a)	308,615	6,737,065
Trevena, Inc. (a)(b)	858,053	1,132,630
Turning Point Therapeutics, Inc. (a)	229,710	17,692,264
Twist Bioscience Corp. (a)(b)	227,919	25,802,710
Tyme Technologies, Inc. (a)(b)	494,151	568,274
Ultragenyx Pharmaceutical, Inc. (a)	342,598	32,988,761
uniQure B.V. (a)	211,739	6,140,431
United Therapeutics Corp. (a)	241,032	51,792,956
UNITY Biotechnology, Inc. (a)	177,513	568,042
Vaccinex, Inc. (a)(b)	86,139	206,734
Vanda Pharmaceuticals, Inc. (a)	298,072	4,989,725
Vaxart, Inc. (a)(b)	672,485	6,018,741
Vaxcyte, Inc. (a)(b)	101,122	2,652,430
VBI Vaccines, Inc. (a)(b)	1,361,671	4,915,632
Vera Therapeutics, Inc. (a)	2,189	32,266
Veracyte, Inc. (a)(b)	362,473	17,438,576
Verastem, Inc. (a)(b)	846,403	2,242,968
Vericel Corp. (a)(b)	252,432	13,674,241
Viking Therapeutics, Inc. (a)(b)	367,075	2,426,366
Vincerx Pharma, Inc. (a)(b)	67,367	1,056,315
Vir Biotechnology, Inc. (a)	361,740	18,644,080
Viracta Therapeutics, Inc. (a)(b)	97,876	902,417
Viridian Therapeutics, Inc. (a)	29,489	394,563
Viridian Therapeutics, Inc. rights (a)(c)	167,699	2
Virios Therapeutics, Inc. (a)	17,021	86,126
VistaGen Therapeutics, Inc. (a)(b)	967,911	2,942,449
Vor Biopharma, Inc. (a)(b)	54,329	798,093
Voyager Therapeutics, Inc. (a)(b)	141,601	461,619
vTv Therapeutics, Inc. Class A (a)	237,885	444,845
Vyant Bio, Inc. (a)(b)	115,692	304,270
Werewolf Therapeutics, Inc. (a)	40,122	714,172
Windtree Therapeutics, Inc. (a)(b)	131,345	257,436
X4 Pharmaceuticals, Inc. (a)	104,538	536,280
Xbiotech, Inc.	86,304	1,378,275
Xencor, Inc. (a)	324,127	10,978,181
Xenetic Biosciences, Inc. (a)(b)	63,112	188,074
XOMA Corp. (a)(b)	59,111	1,839,534
Y-mAbs Therapeutics, Inc. (a)	153,691	4,730,609
Yield10 Bioscience, Inc. (a)(b)	22,593	153,406
Yumanity Therapeutics, Inc. (a)	12,854	138,823
Yumanity Therapeutics, Inc. rights (a)(c)	198,769	2
Zentalis Pharmaceuticals, Inc. (a)	97,701	6,662,231
ZIOPHARM Oncology, Inc. (a)(b)	1,197,453	1,951,848
		2,649,525,030
Health Care Equipment & Supplies - 2.6%
Accelerate Diagnostics, Inc. (a)(b)	177,695	1,110,594
Accuray, Inc. (a)(b)	493,704	2,009,375
Acutus Medical, Inc. (a)(b)	58,183	744,161
Aethlon Medical, Inc. (a)(b)	61,904	230,283
Allied Healthcare Products, Inc. (a)(b)	17,178	162,160
Alphatec Holdings, Inc. (a)(b)	323,521	4,684,584
Angiodynamics, Inc. (a)	204,744	5,794,255
Apollo Endosurgery, Inc. (a)	69,284	613,163
Apyx Medical Corp. (a)	159,309	1,881,439
Asensus Surgical, Inc. (a)(b)	1,243,502	2,735,704
Aspira Women's Health, Inc. (a)(b)	337,660	1,286,485
Atricure, Inc. (a)	245,535	18,076,287
Atrion Corp.	7,447	5,168,665
Avanos Medical, Inc. (a)	266,668	8,800,044
Avinger, Inc. (a)(b)	484,712	433,817
AxoGen, Inc. (a)	191,932	3,274,360
Axonics Modulation Technologies, Inc. (a)	187,101	14,028,833
Bellerophon Therapeutics, Inc. (a)	38,983	163,729
Beyond Air, Inc. (a)(b)	83,619	919,809
BioLase Technology, Inc. (a)(b)	754,852	579,349
BioLife Solutions, Inc. (a)(b)	174,634	10,191,640
Biomerica, Inc. (a)(b)	52,142	233,596
BioSig Technologies, Inc. (a)(b)	150,926	475,417
Bioventus, Inc. (b)	50,429	731,725
Butterfly Network, Inc. Class A (a)(b)	699,914	8,650,937
Cardiovascular Systems, Inc. (a)	213,461	7,639,769
Cerus Corp. (a)(b)	925,074	5,966,727
Chembio Diagnostics, Inc. (a)(b)	89,642	245,619
ClearPoint Neuro, Inc. (a)(b)	88,443	1,668,919
Co-Diagnostics, Inc. (a)(b)	143,910	1,547,033
ConforMis, Inc. (a)	958,397	1,600,523
CONMED Corp.	157,220	20,649,275
Cryolife, Inc. (a)	207,080	5,433,779
CryoPort, Inc. (a)(b)	246,871	15,693,589
Cutera, Inc. (a)(b)	96,125	4,781,258
CytoSorbents Corp. (a)(b)	217,084	2,077,494
Dare Bioscience, Inc. (a)(b)	300,448	525,784
DarioHealth Corp. (a)(b)	73,463	991,016
Delcath Systems, Inc. (a)(b)	39,853	398,530
Dynatronics Corp. (a)(b)	61,095	76,980
Eargo, Inc. (a)(b)	58,846	1,177,508
Ekso Bionics Holdings, Inc. (a)(b)	71,201	340,341
electroCore, Inc. (a)(b)	211,443	217,786
Electromed, Inc. (a)	34,919	434,043
ENDRA Life Sciences, Inc. (a)(b)	197,523	375,294
Envista Holdings Corp. (a)	864,867	37,007,659
Fonar Corp. (a)	33,414	583,074
GBS, Inc. (a)(b)	5,720	18,533
Glaukos Corp. (a)(b)	253,175	15,096,825
Globus Medical, Inc. (a)	420,314	34,297,622
Haemonetics Corp. (a)	276,116	17,326,279
Hancock Jaffe Laboratories, Inc. (a)(b)	40,672	320,495
Helius Medical Technologies, Inc. (U.S.) (a)(b)	10,339	145,987
Heska Corp. (a)	53,442	14,178,163
Hill-Rom Holdings, Inc.	359,197	52,291,899
ICU Medical, Inc. (a)	106,580	21,246,723
Inari Medical, Inc. (a)	47,800	3,912,908
Inogen, Inc. (a)	98,753	5,845,190
Insulet Corp. (a)	358,910	106,886,987
Integer Holdings Corp. (a)	177,901	17,574,840
Integra LifeSciences Holdings Corp. (a)	386,186	29,052,773
Intersect ENT, Inc. (a)	174,561	4,749,805
IntriCon Corp. (a)	45,651	1,027,148
Invacare Corp. (a)(b)	185,672	1,570,785
InVivo Therapeutics Holdings Corp. (a)(b)	171,592	114,212
INVO Bioscience, Inc. (a)(b)	44,154	169,993
IRadimed Corp. (a)(b)	30,682	1,035,824
iRhythm Technologies, Inc. (a)	158,465	7,574,627
Iridex Corp. (a)(b)	59,746	452,277
Kewaunee Scientific Corp. (a)	10,875	144,094
Lantheus Holdings, Inc. (a)	359,947	9,491,802
LeMaitre Vascular, Inc. (b)	91,614	5,187,185
LENSAR, Inc. (a)	44,263	393,055
LivaNova PLC (a)	283,585	23,449,644
Lucira Health, Inc. (b)	47,198	430,918
Masimo Corp. (a)	273,808	74,349,824
Meridian Bioscience, Inc. (a)	241,855	4,895,145
Merit Medical Systems, Inc. (a)	267,539	19,201,274
Mesa Laboratories, Inc.	25,772	6,879,062
Microbot Medical, Inc. (a)(b)	32,053	243,603
Milestone Scientific, Inc. (a)(b)	241,161	448,559
Misonix, Inc. (a)	63,442	1,611,427
Motus GI Holdings, Inc. (a)(b)	219,315	170,737
Myomo, Inc. (a)(b)	29,322	315,505
NanoVibronix, Inc. (a)	111,208	305,822
Natus Medical, Inc. (a)	182,899	4,850,481
Nemaura Medical, Inc. (a)(b)	69,992	489,244
Neogen Corp. (a)	582,375	25,496,378
NeuroMetrix, Inc. (a)(b)	26,657	318,285
Neuronetics, Inc. (a)(b)	116,416	782,316
NeuroPace, Inc. (a)	32,714	694,845
Nevro Corp. (a)(b)	188,639	23,013,958
Novocure Ltd. (a)	464,679	62,364,569
NuVasive, Inc. (a)	277,967	17,272,869
Nuwellis, Inc. (a)	30,345	122,594
OraSure Technologies, Inc. (a)(b)	398,688	4,365,634
Ortho Clinical Diagnostics Holdings PLC	442,941	9,053,714
Orthofix International NV (a)	104,193	4,417,783
OrthoPediatrics Corp. (a)(b)	72,508	5,082,811
Outset Medical, Inc.	111,228	5,482,428
PAVmed, Inc. (a)	407,204	2,972,589
Penumbra, Inc. (a)	183,283	50,393,661
Predictive Oncology, Inc. (a)(b)	337,626	361,260
Pro-Dex, Inc. (a)(b)	20,003	504,076
Pulmonx Corp.	60,688	2,439,051
Pulse Biosciences, Inc. (a)(b)	73,814	1,911,783
Quidel Corp. (a)(b)	208,857	26,932,110
Quotient Ltd. (a)	489,097	1,501,528
Ra Medical Systems, Inc. (a)(b)	41,765	136,572
Repro Medical Systems, Inc. (a)(b)	152,199	494,647
Reshape Lifesciences, Inc. (a)(b)	17,077	59,086
Retractable Technologies, Inc. (a)(b)	78,736	1,014,120
Rockwell Medical Technologies, Inc. (a)(b)	433,206	287,649
Sanara Medtech, Inc. (a)(b)	13,798	470,788
Seaspine Holdings Corp. (a)	154,917	2,599,507
Second Sight Medical Products, Inc. (a)	92,508	357,081
Senseonics Holdings, Inc. (a)(b)	1,865,345	7,480,033
Sensus Healthcare, Inc. (a)(b)	47,971	170,777
Shockwave Medical, Inc. (a)	173,026	37,063,899
SI-BONE, Inc. (a)(b)	144,497	3,527,172
Sientra, Inc. (a)(b)	282,913	1,720,111
Silk Road Medical, Inc. (a)(b)	190,327	11,282,585
Sintx Technologies, Inc. (a)(b)	81,601	116,689
SmileDirectClub, Inc. (a)(b)	479,495	2,637,223
Soliton, Inc. (a)	56,712	1,192,653
Staar Surgical Co. (a)	254,340	39,287,900
Stereotaxis, Inc. (a)(b)	334,447	2,361,196
STRATA Skin Sciences, Inc. (a)	18,623	25,886
Surgalign Holdings, Inc. (a)	600,520	912,790
SurModics, Inc. (a)	75,149	4,514,200
Tactile Systems Technology, Inc. (a)(b)	105,165	4,677,739
Talis Biomedical Corp. (b)	80,938	652,360
Tandem Diabetes Care, Inc. (a)	340,629	38,208,355
Tela Bio, Inc. (a)	40,948	536,419
Thermogenesis Holdings, Inc. (a)(b)	31,919	78,202
TransMedics Group, Inc. (a)	136,225	4,451,833
Treace Medical Concepts, Inc. (a)	60,757	1,534,114
Utah Medical Products, Inc.	17,926	1,588,244
Vapotherm, Inc. (a)(b)	116,400	3,218,460
Varex Imaging Corp. (a)(b)	210,634	6,144,194
Venus Concept, Inc. (a)(b)	101,394	231,178
ViewRay, Inc. (a)(b)	667,244	4,030,154
Viveve Medical, Inc. (a)	42,089	117,007
VolitionRx Ltd. (a)(b)	177,262	584,965
Xtant Medical Holdings, Inc. (a)(b)	21,204	26,717
Zomedica Corp. (a)(b)	5,273,030	3,363,139
Zosano Pharma Corp. (a)(b)	554,505	391,758
Zynex, Inc. (a)(b)	115,473	1,548,493
		1,124,739,824
Health Care Providers & Services - 1.8%
1Life Healthcare, Inc. (a)	424,571	10,406,235
Acadia Healthcare Co., Inc. (a)	487,221	32,215,053
Accolade, Inc. (a)	88,407	4,188,724
AdaptHealth Corp. (a)	517,323	12,436,445
Addus HomeCare Corp. (a)	80,958	7,279,743
Agiliti, Inc. (a)(b)	145,282	3,098,865
agilon health, Inc. (a)(b)	252,374	8,833,090
Alignment Healthcare, Inc. (a)	156,629	2,767,634
Amedisys, Inc. (a)	176,175	32,319,304
American Shared Hospital Services (a)(b)	6,067	17,291
AMN Healthcare Services, Inc. (a)	256,325	29,098,014
Apollo Medical Holdings, Inc. (a)(b)	73,465	5,576,728
Apria, Inc.	47,139	1,681,448
Avalon GloboCare Corp. (a)	79,072	83,026
Aveanna Healthcare Holdings, Inc. (a)	204,864	1,933,916
Biodesix, Inc. (a)(b)	23,100	208,362
Brookdale Senior Living, Inc. (a)	983,395	7,178,784
Caladrius Biosciences, Inc. (a)(b)	237,650	311,322
Capital Senior Living Corp. (a)(b)	10,171	375,106
Castle Biosciences, Inc. (a)(b)	100,390	7,702,925
Chemed Corp.	86,088	41,038,150
Clover Health Investments Corp. (a)(b)	595,465	5,109,090
Community Health Systems, Inc. (a)	672,008	8,272,418
Corvel Corp. (a)	49,249	8,116,728
Covetrus, Inc. (a)	537,699	12,146,620
Cross Country Healthcare, Inc. (a)	187,030	4,067,903
CynergisTek, Inc. (a)(b)	41,044	76,752
Encompass Health Corp.	539,508	42,324,403
Enzo Biochem, Inc. (a)(b)	226,153	827,720
Exagen, Inc. (a)	40,861	576,140
Five Star Senior Living, Inc. (a)	98,753	459,201
Fulgent Genetics, Inc. (a)(b)	96,858	8,837,324
Great Elm Group, Inc. (a)	109,690	259,965
Guardant Health, Inc. (a)	465,674	59,266,330
Hanger, Inc. (a)	210,087	5,016,878
HealthEquity, Inc. (a)	451,407	28,966,787
Hims & Hers Health, Inc. (a)(b)	361,328	2,847,265
IMAC Holdings, Inc. (a)	116,277	181,392
InfuSystems Holdings, Inc. (a)	92,084	1,312,197
Innovage Holding Corp. (a)	93,355	1,403,126
LHC Group, Inc. (a)	171,723	32,070,987
Magellan Health Services, Inc. (a)	126,611	11,979,933
MEDNAX, Inc. (a)(b)	463,400	14,879,774
Modivcare, Inc. (a)	66,483	13,114,437
Molina Healthcare, Inc. (a)	316,555	85,080,487
National Healthcare Corp.	66,771	4,931,038
National Research Corp. Class A	73,850	3,987,900
Novo Integrated Sciences, Inc. (a)(b)	7,731	14,070
Ontrak, Inc. (a)(b)	46,607	564,877
Option Care Health, Inc. (a)	650,897	17,411,495
Owens & Minor, Inc.	407,201	15,180,453
Patterson Companies, Inc.	474,698	14,544,747
Pennant Group, Inc. (a)	136,261	4,165,499
PetIQ, Inc. Class A (a)(b)	128,261	3,328,373
Precipio, Inc. (a)(b)	127,102	428,334
Premier, Inc.	379,053	14,093,191
Privia Health Group, Inc. (a)(b)	110,593	3,296,777
Progenity, Inc. (a)(b)	139,102	123,759
Progyny, Inc. (a)	204,587	11,430,276
Psychemedics Corp. (a)	24,117	197,518
R1 RCM, Inc. (a)	749,235	14,774,914
RadNet, Inc. (a)	235,416	7,394,417
Regional Health Properties, Inc. (a)	11,042	123,560
Select Medical Holdings Corp.	583,498	20,171,526
Sharps Compliance Corp. (a)	66,241	595,507
Signify Health, Inc. (b)	126,947	3,299,353
SOC Telemed, Inc. Class A (a)(b)	324,588	879,633
Star Equity Holdings, Inc. (a)(b)	26,286	75,704
SunLink Health Systems, Inc. (a)(b)	29,199	77,377
Surgery Partners, Inc. (a)	164,085	8,072,982
Tenet Healthcare Corp. (a)	579,262	43,647,392
The Ensign Group, Inc.	280,073	22,873,562
The Joint Corp. (a)	71,351	7,289,932
Tivity Health, Inc. (a)	199,679	4,642,537
Triple-S Management Corp. (a)(b)	129,980	4,614,290
U.S. Physical Therapy, Inc.	69,442	8,152,491
Vivos Therapeutics, Inc. (b)	32,618	171,571
		796,499,077
Health Care Technology - 1.4%
Allscripts Healthcare Solutions, Inc. (a)(b)	759,770	11,670,067
American Well Corp.	308,578	3,304,870
CareCloud, Inc. (a)(b)	42,621	357,164
Castlight Health, Inc. Class B (a)	501,459	907,641
Certara, Inc.	222,053	7,454,319
Change Healthcare, Inc. (a)	1,258,665	27,476,657
Computer Programs & Systems, Inc.	68,420	2,433,699
Evolent Health, Inc. (a)(b)	426,414	10,472,728
Forian, Inc. (a)(b)	98,454	1,202,123
GoodRx Holdings, Inc. (b)	339,264	12,898,817
Health Catalyst, Inc. (a)(b)	202,636	11,065,952
HealthStream, Inc. (a)	133,925	4,069,981
HTG Molecular Diagnostics (a)(b)	29,428	200,110
iCAD, Inc. (a)	119,017	1,435,345
Inovalon Holdings, Inc. Class A (a)	423,263	17,290,294
Inspire Medical Systems, Inc. (a)	148,108	33,111,024
MultiPlan Corp. Class A (a)(b)	1,424,066	8,544,396
NantHealth, Inc. (a)(b)	235,646	518,421
Nextgen Healthcare, Inc. (a)	297,042	4,532,861
Omnicell, Inc. (a)	234,496	36,410,194
OptimizeRx Corp. (a)(b)	76,191	5,042,320
Phreesia, Inc. (a)	198,930	14,233,442
Schrodinger, Inc. (a)	198,806	11,866,730
SCWorx, Corp. (a)(b)	37,411	113,355
Simulations Plus, Inc. (b)	82,121	3,637,960
Streamline Health Solutions, Inc. (a)(b)	200,599	347,036
Tabula Rasa HealthCare, Inc. (a)(b)	126,033	3,946,093
Teladoc Health, Inc. (a)(b)	708,877	102,376,016
Veeva Systems, Inc. Class A (a)	747,783	248,249,000
Vocera Communications, Inc. (a)	189,396	9,183,812
		594,352,427
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	400,730	70,496,422
Adaptive Biotechnologies Corp. (a)	460,729	16,733,677
Akoya Biosciences, Inc. (a)	34,995	558,870
Applied DNA Sciences, Inc. (a)(b)	32,908	192,841
Avantor, Inc. (a)	2,809,086	110,790,352
Berkeley Lights, Inc. (a)	48,872	1,737,888
BioNano Genomics, Inc. (a)(b)	1,521,818	8,872,199
Bruker Corp.	550,561	48,620,042
Champions Oncology, Inc. (a)	21,383	207,201
ChromaDex, Inc. (a)(b)	284,669	2,428,227
Codexis, Inc. (a)	304,709	8,233,237
Fluidigm Corp. (a)(b)	395,951	2,854,807
Harvard Bioscience, Inc. (a)	192,774	1,592,313
Inotiv, Inc. (a)(b)	55,784	1,452,058
Maravai LifeSciences Holdings, Inc.	525,605	31,105,304
Medpace Holdings, Inc. (a)	150,298	27,406,840
Nanostring Technologies, Inc. (a)	244,307	14,218,667
NeoGenomics, Inc. (a)(b)	639,127	31,074,355
Pacific Biosciences of California, Inc. (a)	1,072,909	33,592,781
Personalis, Inc. (a)(b)	148,016	3,134,979
PPD, Inc. (a)	593,513	27,485,587
Quanterix Corp. (a)	146,925	7,500,521
Seer, Inc. (b)	73,489	2,938,090
Sotera Health Co.	402,240	9,838,790
Syneos Health, Inc. (a)	548,170	50,859,213
		513,925,261
Pharmaceuticals - 1.0%
9 Meters Biopharma, Inc. (a)(b)	1,090,784	1,418,019
Aadi Bioscience, Inc. (a)(b)	16,862	439,255
Aadi Bioscience, Inc. rights (a)(c)	252,937	5,059
AcelRx Pharmaceuticals, Inc. (a)	625,745	700,834
Acer Therapeutics, Inc. (a)(b)	37,798	99,409
Aclaris Therapeutics, Inc. (a)(b)	238,523	3,866,458
Adamis Pharmaceuticals Corp. (a)(b)	799,227	871,157
Adial Pharmaceuticals, Inc. (a)(b)	56,554	231,871
Aerie Pharmaceuticals, Inc. (a)(b)	250,430	3,733,911
Agile Therapeutics, Inc. (a)(b)	422,512	490,114
Alimera Sciences, Inc. (a)(b)	14,283	85,555
Amneal Pharmaceuticals, Inc. (a)	619,730	3,495,277
Amphastar Pharmaceuticals, Inc. (a)(b)	194,706	3,827,920
Ampio Pharmaceuticals, Inc. (a)(b)	943,799	1,547,830
Angion Biomedica Corp. (b)	27,486	302,621
ANI Pharmaceuticals, Inc. (a)(b)	54,753	1,660,658
Antares Pharma, Inc. (a)	862,712	3,399,085
Aquestive Therapeutics, Inc. (a)(b)	114,310	523,540
Artelo Biosciences, Inc. (a)(b)	102,579	93,439
Arvinas Holding Co. LLC (a)	178,497	15,388,226
Assertio Holdings, Inc. (a)(b)	199,176	213,118
AstraZeneca PLC rights (a)(c)	21,542	0
Atea Pharmaceuticals, Inc.	66,743	1,983,602
Athira Pharma, Inc. (b)	101,310	1,072,873
Avalo Therapeutics, Inc. (a)(b)	496,225	1,538,298
Avenue Therapeutics, Inc. (a)(b)	52,950	95,840
Axsome Therapeutics, Inc. (a)(b)	134,171	3,445,511
Aytu BioScience, Inc. (a)(b)	180,505	685,919
Baudax Bio, Inc. (a)(b)	336,744	212,149
Biodelivery Sciences International, Inc. (a)(b)	543,263	2,096,995
Cara Therapeutics, Inc. (a)(b)	246,940	3,896,713
Cassava Sciences, Inc. (a)(b)	199,049	11,315,936
Citius Pharmaceuticals, Inc. (a)(b)	727,654	1,637,222
Clearside Biomedical, Inc. (a)(b)	302,668	2,085,383
Clever Leaves Holdings, Inc. (a)(b)	89,476	828,548
CNS Pharmaceuticals, Inc. (a)(b)	65,642	111,591
Cocrystal Pharma, Inc. (a)(b)	550,729	644,353
Collegium Pharmaceutical, Inc. (a)(b)	191,019	3,921,620
Corcept Therapeutics, Inc. (a)	573,644	12,207,144
CorMedix, Inc. (a)(b)	201,301	1,300,404
Cumberland Pharmaceuticals, Inc. (a)	33,008	95,063
CymaBay Therapeutics, Inc. (a)(b)	334,951	1,326,406
Durect Corp. (a)(b)	1,208,731	1,680,136
Edgewise Therapeutics, Inc. (a)	61,912	980,686
Elanco Animal Health, Inc. (a)	2,554,239	85,260,498
Elanco Animal Health, Inc. rights (a)(c)	223,265	2
Eloxx Pharmaceuticals, Inc. (a)(b)	366,693	594,043
Endo International PLC (a)	1,223,090	2,800,876
Enveric Biosciences, Inc. (a)(b)	69,876	139,053
Esperion Therapeutics, Inc. (a)(b)	169,203	2,203,023
Eton Pharmaceuticals, Inc. (a)(b)	95,339	502,437
Evofem Biosciences, Inc. (a)(b)	891,266	790,553
Evoke Pharma, Inc. (a)(b)	143,668	168,092
Evolus, Inc. (a)(b)	188,798	2,001,259
EyeGate Pharmaceuticals, Inc. (a)	12,656	23,287
Eyenovia, Inc. (a)(b)	96,596	531,278
Eyepoint Pharmaceuticals, Inc. (a)(b)	101,023	1,105,192
Fulcrum Therapeutics, Inc. (a)(b)	104,019	3,089,364
Graybug Vision, Inc. (b)	43,793	191,813
Harrow Health, Inc.(a)(b)	130,967	1,388,250
Hepion Pharmaceuticals, Inc. (a)(b)	406,449	654,383
Hoth Therapeutics, Inc. (a)(b)	65,441	89,000
Ikena Oncology, Inc. (a)	46,609	599,858
IMARA, Inc. (a)	23,274	111,482
Innoviva, Inc. (a)(b)	352,327	5,376,510
Intra-Cellular Therapies, Inc. (a)	383,972	12,747,870
Jaguar Health, Inc. (a)(b)	648,823	778,588
Jazz Pharmaceuticals PLC (a)	323,421	42,597,780
Kala Pharmaceuticals, Inc. (a)(b)	262,514	887,297
Kaleido Biosciences, Inc. (a)(b)	113,435	696,491
KemPharm, Inc. (a)(b)	156,894	1,459,114
Landos Biopharma, Inc.	35,757	474,853
Lannett Co., Inc. (a)(b)	231,766	815,816
Lexaria Bioscience Corp. (a)(b)	40,472	251,736
Lipocine, Inc. (a)(b)	494,606	647,934
Liquidia Technologies, Inc. (a)	188,689	503,800
Longboard Pharmaceuticals, Inc. (a)	2,458	23,056
Lyra Therapeutics, Inc. (a)(b)	22,305	159,258
Marinus Pharmaceuticals, Inc. (a)(b)	177,179	2,189,932
MyMD Pharmaceuticals, Inc. (a)(b)	185,656	1,206,764
Nektar Therapeutics (a)(b)	997,142	15,435,758
NGM Biopharmaceuticals, Inc. (a)	137,453	3,000,599
NovaBay Pharmaceuticals, Inc. (a)(b)	142,533	95,953
Novan, Inc. (a)(b)	83,415	799,950
Nuvation Bio, Inc. (a)(b)	357,759	3,302,116
Ocular Therapeutix, Inc. (a)	415,114	4,383,604
Ocuphire Pharma, Inc. (a)(b)	27,466	122,224
Ocuphire Pharma, Inc. rights (a)(c)	5,723	5,208
Odonate Therapeutics, Inc. (a)	160,571	557,181
Omeros Corp. (a)(b)	347,659	5,666,842
Onconova Therapeutics, Inc. (a)(b)	84,991	453,002
Opiant Pharmaceuticals, Inc. (a)	31,849	553,217
OptiNose, Inc. (a)(b)	193,637	563,484
Osmotica Pharmaceuticals PLC (a)(b)	81,171	285,722
Otonomy, Inc. (a)	259,893	405,433
Pacira Biosciences, Inc. (a)	236,802	14,039,991
Palisade Bio, Inc. (a)(b)	61,589	173,065
Palisade Bio, Inc. rights (a)(c)	117,971	1
Paratek Pharmaceuticals, Inc. (a)(b)	216,959	1,206,292
Petros Pharmaceuticals, Inc. (a)(b)	15,165	34,121
Phathom Pharmaceuticals, Inc. (a)	69,511	2,473,896
Phibro Animal Health Corp. Class A	107,021	2,599,540
Pliant Therapeutics, Inc. (a)(b)	49,449	901,950
PLx Pharma PLC (a)(b)	122,448	2,168,554
Prestige Brands Holdings, Inc. (a)	264,909	15,203,128
Processa Pharmaceuticals, Inc. (b)	31,755	207,043
ProPhase Labs, Inc. (b)	66,592	356,933
Provention Bio, Inc. (a)(b)	310,053	2,080,456
Pulmatrix, Inc. (a)(b)	286,163	234,625
Rain Therapeutics, Inc. (a)(b)	40,856	716,206
Reata Pharmaceuticals, Inc. (a)(b)	144,922	15,435,642
Relmada Therapeutics, Inc. (a)	73,654	1,761,067
Revance Therapeutics, Inc. (a)(b)	359,493	9,627,223
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	57,788	254,267
Royalty Pharma PLC	468,064	18,090,674
Satsuma Pharmaceuticals, Inc. (a)	55,218	272,225
scPharmaceuticals, Inc. (a)(b)	31,175	195,467
SCYNEXIS, Inc. (a)(b)	103,308	673,568
Seelos Therapeutics, Inc. (a)	486,252	1,069,754
Seelos Therapeutics, Inc. rights (a)(b)(c)	3,233	0
SenesTech, Inc. (a)	82,452	142,642
SIGA Technologies, Inc. (a)	228,234	1,490,368
Sonoma Pharmaceuticals, Inc. (a)	30,154	191,176
Strongbridge Biopharma PLC (a)	264,044	594,099
Supernus Pharmaceuticals, Inc. (a)	283,194	7,796,331
Tarsus Pharmaceuticals, Inc. (a)(b)	30,571	810,132
Teligent, Inc. (a)	438,829	174,127
Terns Pharmaceuticals, Inc.	41,630	560,340
TFF Pharmaceuticals, Inc. (a)(b)	75,686	652,413
TherapeuticsMD, Inc. (a)(b)	1,683,712	1,338,551
Theravance Biopharma, Inc. (a)(b)	268,455	2,228,177
Timber Pharmaceuticals, Inc. (a)(b)	163,593	150,898
Titan Pharmaceuticals, Inc. (a)(b)	31,133	69,738
Trevi Therapeutics, Inc. (a)(b)	34,789	57,750
Tricida, Inc. (a)(b)	156,859	680,768
Vallon Pharamceuticals, Inc. (b)	8,299	58,342
Verrica Pharmaceuticals, Inc. (a)(b)	66,673	746,738
Virpax Pharmaceuticals, Inc. (b)	7,566	144,511
Vyne Therapeutics, Inc. (a)(b)	274,455	466,574
WAVE Life Sciences (a)(b)	185,354	1,173,291
Xeris Pharmaceuticals, Inc. (a)(b)	373,711	1,031,442
Zogenix, Inc. (a)(b)	318,547	4,717,681
Zynerba Pharmaceuticals, Inc. (a)(b)	199,886	885,495
		420,183,855

TOTAL HEALTH CARE		6,099,225,474

INDUSTRIALS - 13.3%
Aerospace & Defense - 0.9%
AAR Corp. (a)	176,375	5,970,294
Aerojet Rocketdyne Holdings, Inc.	406,330	16,870,822
AeroVironment, Inc. (a)(b)	121,002	12,385,765
AerSale Corp. (a)(b)	51,467	696,349
Air Industries Group, Inc. (a)(b)	122,976	146,341
Astronics Corp. (a)	138,465	1,849,892
Astrotech Corp. (a)(b)	272,628	302,617
Axon Enterprise, Inc. (a)	350,306	63,710,152
BWX Technologies, Inc.	514,205	29,530,793
Byrna Technologies, Inc. (a)	73,422	2,149,796
CPI Aerostructures, Inc. (a)	51,114	161,520
Curtiss-Wright Corp.	223,061	27,164,369
Ducommun, Inc. (a)	63,170	3,329,059
HEICO Corp.	245,232	31,100,322
HEICO Corp. Class A	381,215	43,550,002
Hexcel Corp. (a)(b)	449,665	25,500,502
Innovative Solutions & Support, Inc.	36,030	254,732
Kaman Corp.	154,117	6,022,892
Kratos Defense & Security Solutions, Inc. (a)	677,741	16,753,758
Maxar Technologies, Inc.	385,831	12,265,567
Mercury Systems, Inc. (a)	306,583	15,445,652
Moog, Inc. Class A	158,443	12,586,712
National Presto Industries, Inc.	28,066	2,344,634
PAE, Inc. (a)	356,734	2,386,550
Park Aerospace Corp.	101,259	1,476,356
Parsons Corp. (a)	124,881	4,424,534
SIFCO Industries, Inc. (a)	15,860	127,832
Sigma Labs, Inc. (a)(b)	60,304	205,637
Spirit AeroSystems Holdings, Inc. Class A	569,957	22,365,113
Triumph Group, Inc. (a)	328,475	6,063,649
Vectrus, Inc. (a)	62,824	3,160,675
Virgin Galactic Holdings, Inc. (a)(b)	713,538	19,344,015
VirTra, Inc. (a)(b)	51,177	419,140
		390,066,043
Air Freight & Logistics - 0.2%
Air T, Inc. (a)	7,056	242,091
Air Transport Services Group, Inc. (a)	336,695	9,222,076
Atlas Air Worldwide Holdings, Inc. (a)	149,085	10,908,549
Echo Global Logistics, Inc. (a)	153,901	5,060,265
Forward Air Corp.	151,136	13,325,661
GXO Logistics, Inc. (a)	550,578	45,031,775
Hub Group, Inc. Class A (a)	188,015	13,198,653
Radiant Logistics, Inc. (a)	241,462	1,654,015
		98,643,085
Airlines - 0.2%
Allegiant Travel Co. (a)	79,842	15,364,794
Blade Air Mobility, Inc. (a)(b)	249,029	2,119,237
Frontier Group Holdings, Inc. (a)	163,695	2,509,444
Hawaiian Holdings, Inc. (a)	279,276	5,646,961
JetBlue Airways Corp. (a)	1,683,677	25,474,033
Mesa Air Group, Inc. (a)	179,438	1,431,915
SkyWest, Inc. (a)	279,321	13,030,325
Spirit Airlines, Inc. (a)	577,002	14,153,859
Sun Country Airlines Holdings, Inc. (a)(b)	120,210	3,893,602
		83,624,170
Building Products - 1.4%
AAON, Inc.	223,559	15,226,603
Advanced Drain Systems, Inc.	271,991	31,047,773
Alpha PRO Tech Ltd. (a)(b)	60,418	488,177
American Woodmark Corp. (a)	92,709	6,532,276
Apogee Enterprises, Inc. (b)	137,219	5,897,673
Applied UV, Inc.	21,822	151,445
Armstrong Flooring, Inc. (a)	116,215	409,077
Armstrong World Industries, Inc.	258,644	26,880,871
Builders FirstSource, Inc. (a)	1,121,189	59,748,162
Carlisle Companies, Inc.	282,949	59,628,672
Cornerstone Building Brands, Inc. (a)	229,797	3,819,226
CSW Industrials, Inc. (b)	75,225	9,989,128
Gibraltar Industries, Inc. (a)	178,122	13,298,589
Griffon Corp.	248,581	6,015,660
Insteel Industries, Inc.	104,603	3,870,311
Jeld-Wen Holding, Inc. (a)	497,242	13,694,045
Lennox International, Inc.	185,771	62,266,724
Masonite International Corp. (a)	133,547	15,982,905
Owens Corning	564,203	53,909,597
PGT Innovations, Inc. (a)	331,174	7,030,824
Quanex Building Products Corp.	182,047	4,289,027
Resideo Technologies, Inc. (a)	781,649	25,200,364
Simpson Manufacturing Co. Ltd.	237,248	26,844,611
Tecnoglass, Inc.	104,943	2,398,997
The AZEK Co., Inc. (a)	761,858	32,371,346
Trex Co., Inc. (a)	626,078	68,718,321
UFP Industries, Inc.	336,028	25,228,982
View, Inc. Class A (a)(b)	327,061	1,638,576
		582,577,962
Commercial Services & Supplies - 1.0%
ABM Industries, Inc.	364,115	18,030,975
ACCO Brands Corp.	498,394	4,669,952
Acme United Corp.	17,168	694,102
ACV Auctions, Inc. Class A (a)	108,226	2,208,893
ADT, Inc. (b)	832,470	7,125,943
Aqua Metals, Inc. (a)(b)	361,018	859,223
ARC Document Solutions, Inc.	187,614	530,948
Avalon Holdings Corp. Class A (a)(b)	10,366	45,818
BioHiTech Global, Inc. (a)(b)	110,852	155,193
Brady Corp. Class A	269,030	14,347,370
BrightView Holdings, Inc. (a)(b)	175,909	2,696,685
Casella Waste Systems, Inc. Class A (a)	264,457	19,567,173
CECO Environmental Corp. (a)	170,545	1,287,615
Charah Solutions, Inc. (a)(b)	48,875	225,803
Cimpress PLC (a)	106,267	10,093,240
Clean Harbors, Inc. (a)	275,019	28,222,450
CompX International, Inc. Class A	1,956	44,968
CoreCivic, Inc. (a)	550,524	5,351,093
Covanta Holding Corp.	648,957	13,011,588
Deluxe Corp.	226,609	8,690,455
Document Security Systems, Inc. (a)	239,751	290,099
Driven Brands Holdings, Inc.	238,840	7,136,539
Ennis, Inc.	139,309	2,703,988
Fuel Tech, Inc. (a)	101,005	188,879
Harsco Corp. (a)	437,202	7,974,564
Healthcare Services Group, Inc.	403,627	10,558,882
Heritage-Crystal Clean, Inc. (a)	86,535	2,556,244
Herman Miller, Inc.	401,505	16,875,255
HNI Corp.	232,900	8,824,581
IAA, Inc. (a)	727,756	38,658,399
Interface, Inc.	317,355	4,563,565
JanOne, Inc. (a)(b)	13,288	86,771
KAR Auction Services, Inc. (a)	681,492	11,524,030
Kimball International, Inc. Class B	202,576	2,526,123
Matthews International Corp. Class A	169,203	6,265,587
Montrose Environmental Group, Inc. (a)	78,382	3,919,100
MSA Safety, Inc.	199,522	32,490,162
NL Industries, Inc.	22,130	151,369
Odyssey Marine Exploration, Inc. (a)(b)	34,805	193,168
Performant Financial Corp. (a)	204,433	883,151
Perma-Fix Environmental Services, Inc. (a)	23,883	137,805
Pitney Bowes, Inc.	940,032	7,022,039
Quad/Graphics, Inc. (a)	210,202	870,236
Quest Resource Holding Corp. (a)	62,210	414,319
R.R. Donnelley & Sons Co. (a)	384,949	1,890,100
Recycling Asset Holdings, Inc. (a)(c)	12,605	441
SP Plus Corp. (a)	125,202	4,055,293
Steelcase, Inc. Class A	481,237	6,780,629
Stericycle, Inc. (a)	496,850	34,580,760
Team, Inc. (a)(b)	173,879	778,978
Tetra Tech, Inc.	293,801	42,260,336
The Brink's Co.	271,558	21,224,973
TOMI Environmental Solutions, Inc. (a)(b)	31,140	53,872
U.S. Ecology, Inc. (a)	170,638	6,117,372
UniFirst Corp.	83,314	19,084,738
Viad Corp. (a)	112,768	4,870,450
Vidler Water Resouces, Inc. (a)	107,712	1,603,832
Virco Manufacturing Co. (a)	17,193	64,474
VSE Corp.	55,562	2,777,544
Wilhelmina International, Inc. (a)	28,508	171,333
		450,989,467
Construction & Engineering - 0.8%
AECOM (a)	791,378	51,882,742
Ameresco, Inc. Class A (a)(b)	126,780	8,766,837
API Group Corp. (a)(d)	850,013	19,711,801
Arcosa, Inc.	266,098	13,523,100
Argan, Inc.	79,555	3,683,397
Bowman Consulting Group Ltd. (b)	2,166	28,873
Comfort Systems U.S.A., Inc.	197,426	15,000,427
Concrete Pumping Holdings, Inc. (a)	91,391	759,459
Construction Partners, Inc. Class A (a)	190,732	6,383,800
Dycom Industries, Inc. (a)	167,115	12,588,773
EMCOR Group, Inc.	296,987	36,083,921
Fluor Corp. (a)(b)	670,790	11,175,361
FTE Networks, Inc. (a)(b)(c)	20,228	29,937
Granite Construction, Inc.	250,462	10,153,729
Great Lakes Dredge & Dock Corp. (a)	358,007	5,409,486
HC2 Holdings, Inc. (a)(b)	319,478	1,207,627
IES Holdings, Inc. (a)	113,108	5,530,981
Infrastructure and Energy Alternatives, Inc. (a)(b)	64,057	821,851
iSun, Inc. (a)(b)	32,195	262,389
Limbach Holdings, Inc. (a)	39,718	313,772
MasTec, Inc. (a)	304,317	27,826,746
Matrix Service Co. (a)	141,797	1,599,470
MYR Group, Inc. (a)	91,633	9,530,748
Northwest Pipe Co. (a)	55,665	1,442,837
NV5 Global, Inc. (a)	67,257	7,105,702
Orbital Energy Group, Inc. (a)(b)	182,844	625,326
Orion Group Holdings, Inc. (a)	157,272	853,987
Primoris Services Corp.	278,548	7,158,684
SG Blocks, Inc. (a)(b)	45,746	189,846
Sterling Construction Co., Inc. (a)	155,507	3,585,991
Tutor Perini Corp. (a)	224,920	3,243,346
Valmont Industries, Inc.	115,890	28,840,385
Williams Industrial Services G (a)(b)	95,842	472,501
Willscot Mobile Mini Holdings (a)	1,093,315	32,362,124
		328,155,956
Electrical Equipment - 1.3%
Acuity Brands, Inc.	192,378	35,499,512
Advent Technologies Holdings, Inc. Class A (a)(b)	210,797	1,559,898
Allied Motion Technologies, Inc.	65,475	2,262,816
American Superconductor Corp. (a)	133,159	1,984,069
Array Technologies, Inc.	601,349	11,467,725
Atkore, Inc. (a)	254,657	23,624,530
Ault Global Holdings, Inc. (a)(b)	214,763	549,793
AZZ, Inc.	135,200	7,239,960
Babcock & Wilcox Enterprises, Inc. (a)	381,358	2,783,913
Beam Global (a)(b)	41,139	1,281,068
Bloom Energy Corp. Class A (a)(b)	657,250	14,078,295
Broadwind, Inc. (a)(b)	85,411	273,315
Capstone Turbine Corp. (a)(b)	64,367	304,456
ChargePoint Holdings, Inc. Class A (a)(b)	880,552	18,623,675
Encore Wire Corp.	111,312	9,462,633
Energous Corp. (a)(b)	381,433	938,325
Energy Focus, Inc. (a)(b)	57,851	197,850
EnerSys	230,909	19,532,592
Eos Energy Enterprises, Inc. (a)(b)	192,428	2,486,170
Espey Manufacturing & Electronics Corp.	5,259	75,467
Flux Power Holdings, Inc. (b)	53,845	442,606
FTC Solar, Inc. (a)	103,506	1,123,040
FuelCell Energy, Inc. (a)(b)	1,738,629	10,849,045
GrafTech International Ltd.	863,005	9,553,465
Hubbell, Inc. Class B	292,868	60,363,023
Ideal Power, Inc. (a)(b)	25,690	423,885
LSI Industries, Inc.	140,195	1,163,619
Nuvve Holding Corp. (a)(b)	72,670	738,327
nVent Electric PLC	903,610	31,048,040
Ocean Power Technologies, Inc. (a)(b)	265,456	589,312
Orion Energy Systems, Inc. (a)	149,213	678,919
Pioneer Power Solutions, Inc.	18,727	74,908
Plug Power, Inc. (a)(b)	2,767,122	72,111,199
Polar Power, Inc. (a)(b)	28,935	191,260
Powell Industries, Inc.	48,355	1,223,382
Preformed Line Products Co.	13,401	939,678
Regal Beloit Corp.	218,236	32,608,823
Romeo Power, Inc. (a)(b)	455,464	2,218,110
Sensata Technologies, Inc. PLC (a)	853,710	50,522,558
Shoals Technologies Group, Inc.	501,289	16,326,983
Stem, Inc. (a)(b)	593,889	14,841,286
Sunrun, Inc. (a)	868,553	38,433,470
Sunworks, Inc. (a)	144,321	1,088,180
Thermon Group Holdings, Inc. (a)	183,532	3,064,984
TPI Composites, Inc. (a)(b)	178,161	6,469,026
Ultralife Corp. (a)(b)	93,722	767,583
Vertiv Holdings Co.	1,330,953	37,492,946
Vicor Corp. (a)	117,868	14,541,375
Westwater Resources, Inc. (a)(b)	145,156	567,560
		564,682,654
Industrial Conglomerates - 0.0%
Gaucho Group Holdings, Inc. (a)(b)	99,567	339,523
Raven Industries, Inc.	193,700	11,302,395
		11,641,918
Machinery - 3.0%
AGCO Corp.	334,415	46,022,192
AgEagle Aerial Systems, Inc. (a)(b)	343,232	1,215,041
Agrify Corp. (b)	67,839	1,926,628
Alamo Group, Inc.	53,806	8,340,468
Albany International Corp. Class A	164,836	12,911,604
Allison Transmission Holdings, Inc.	587,203	21,714,767
Altra Industrial Motion Corp.	332,790	19,488,182
Art's-Way Manufacturing Co., Inc. (a)	31,860	107,368
Astec Industries, Inc.	123,823	7,570,538
Barnes Group, Inc.	250,725	11,952,061
Blue Bird Corp. (a)	85,450	1,849,993
Chart Industries, Inc. (a)(b)	192,538	36,270,308
Chicago Rivet & Machine Co.	758	19,700
CIRCOR International, Inc. (a)	109,846	3,926,995
Colfax Corp. (a)	637,898	30,727,547
Columbus McKinnon Corp. (NY Shares)	150,789	6,943,833
Commercial Vehicle Group, Inc. (a)	176,919	1,859,419
Crane Co.	269,118	27,388,139
Desktop Metal, Inc. (a)(b)	780,637	6,479,287
Donaldson Co., Inc.	685,002	46,408,886
Douglas Dynamics, Inc.	120,222	4,777,622
Eastern Co. (b)	29,042	790,233
Energy Recovery, Inc. (a)(b)	221,957	4,534,582
Enerpac Tool Group Corp. Class A (b)	320,176	8,055,628
EnPro Industries, Inc.	110,697	9,465,700
ESCO Technologies, Inc.	139,384	12,561,286
Evoqua Water Technologies Corp. (a)	648,635	25,244,874
ExOne Co. (a)	85,934	2,109,680
Federal Signal Corp.	330,698	13,436,260
Flowserve Corp.	700,756	27,238,386
Franklin Electric Co., Inc.	211,058	17,935,709
FreightCar America, Inc. (a)(b)	62,149	328,147
Gates Industrial Corp. PLC (a)	503,570	8,248,477
Gencor Industries, Inc. (a)	33,984	393,535
Gorman-Rupp Co.	101,860	3,572,230
Graco, Inc.	921,625	72,273,833
Graham Corp.	48,032	576,384
Helios Technologies, Inc.	167,128	13,640,987
Hillenbrand, Inc.	408,854	18,979,003
Hurco Companies, Inc.	30,792	1,027,529
Hydrofarm Holdings Group, Inc. (b)	79,047	3,996,616
Hyliion Holdings Corp. Class A (a)(b)	551,131	4,866,487
Hyster-Yale Materials Handling Class A	52,241	3,061,845
ITT, Inc.	466,771	44,655,982
John Bean Technologies Corp.	171,005	24,947,919
Kadant, Inc.	63,307	13,238,760
Kennametal, Inc.	454,515	16,898,868
L.B. Foster Co. Class A (a)	57,848	986,308
Lightning eMotors, Inc. (a)(b)	152,040	1,375,962
Lincoln Electric Holdings, Inc.	322,788	45,064,433
Lindsay Corp.	60,178	9,914,326
LiqTech International, Inc. (a)(b)	85,306	449,563
Lydall, Inc. (a)	93,866	5,817,815
Manitex International, Inc. (a)	80,512	641,681
Manitowoc Co., Inc. (a)	190,329	4,615,478
Mayville Engineering Co., Inc. (a)	109,909	1,639,842
Meritor, Inc. (a)	394,248	9,351,563
Middleby Corp. (a)	300,992	55,063,476
Miller Industries, Inc.	60,703	2,259,366
Mueller Industries, Inc.	317,272	14,153,504
Mueller Water Products, Inc. Class A	846,421	14,067,517
Nikola Corp. (a)(b)	756,424	7,889,502
NN, Inc. (a)	230,183	1,252,196
Nordson Corp.	292,739	69,847,525
Omega Flex, Inc. (b)	15,810	2,403,120
Oshkosh Corp.	369,178	42,300,415
P&F Industries, Inc. Class A (a)	18,005	126,395
Park-Ohio Holdings Corp.	44,287	1,141,719
Perma-Pipe International Holdings, Inc. (a)	13,179	92,517
Proto Labs, Inc. (a)(b)	151,088	11,204,686
RBC Bearings, Inc. (a)	136,706	31,650,173
REV Group, Inc.	145,335	2,363,147
Rexnord Corp.	648,206	39,384,997
SPX Corp. (a)	250,100	15,626,248
SPX Flow, Inc.	228,747	18,420,996
Standex International Corp.	65,704	6,520,465
Taylor Devices, Inc. (a)(b)	3,749	45,288
Tennant Co.	99,509	7,361,676
Terex Corp.	378,741	19,334,728
The Greenbrier Companies, Inc. (b)	171,705	7,572,191
The L.S. Starrett Co. Class A (a)	20,155	148,945
The Shyft Group, Inc. (b)	177,374	7,806,230
Timken Co.	365,988	26,914,758
Titan International, Inc. (a)	271,862	2,259,173
Toro Co.	580,928	63,867,224
TriMas Corp. (a)	229,325	7,363,626
Trinity Industries, Inc. (b)	423,213	12,285,873
Twin Disc, Inc. (a)	41,187	514,838
Urban-Gro, Inc. (a)(b)	47,426	725,618
Wabash National Corp. (b)	294,678	4,579,296
Watts Water Technologies, Inc. Class A	149,159	25,591,210
Welbilt, Inc. (a)	698,054	16,334,464
Woodward, Inc.	317,510	38,399,659
		1,306,709,250
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)(b)	71,401	3,526,495
Genco Shipping & Trading Ltd.	161,709	3,151,708
Kirby Corp. (a)	328,023	17,578,753
Matson, Inc.	234,049	18,529,659
Pangaea Logistics Solutions Ltd.	71,968	352,643
		43,139,258
Professional Services - 1.9%
Acacia Research Corp. (a)(b)	259,630	1,581,147
ASGN, Inc. (a)	289,840	32,517,150
Atlas Technical Consultants, Inc. (a)(b)	83,300	842,996
Barrett Business Services, Inc.	40,821	3,163,628
BGSF, Inc.	47,879	629,130
Booz Allen Hamilton Holding Corp. Class A	732,210	59,975,321
CACI International, Inc. Class A (a)	127,212	32,762,178
CBIZ, Inc. (a)	291,151	9,931,161
Clarivate Analytics PLC (a)(b)	1,420,903	35,792,547
CoStar Group, Inc. (a)	2,137,059	181,094,380
CRA International, Inc.	40,616	3,776,882
DLH Holdings Corp. (a)	4,634	54,218
Dun & Bradstreet Holdings, Inc. (a)	737,730	13,522,591
Exponent, Inc.	283,268	33,114,029
Forrester Research, Inc. (a)	61,896	2,943,155
Franklin Covey Co. (a)	55,080	2,394,328
FTI Consulting, Inc. (a)	186,219	26,016,656
Gee Group, Inc. (a)(b)	884,427	462,202
GP Strategies Corp. (a)	73,891	1,528,066
Heidrick & Struggles International, Inc.	104,519	4,517,311
Hill International, Inc. (a)(b)	204,557	511,393
Hirequest, Inc.	25,705	476,828
Hudson Global, Inc. (a)	7,326	125,641
Huron Consulting Group, Inc. (a)	122,737	6,059,526
ICF International, Inc.	92,956	8,706,259
Insperity, Inc.	194,595	21,471,612
KBR, Inc.	765,467	29,807,285
Kelly Services, Inc. Class A (non-vtg.)	176,997	3,440,822
Kforce, Inc.	103,773	6,062,419
Korn Ferry	292,962	20,709,484
Manpower, Inc.	294,142	35,714,722
ManTech International Corp. Class A	150,016	11,876,767
Mastech Digital, Inc. (a)	15,529	270,826
MISTRAS Group, Inc. (a)	94,452	1,002,136
RCM Technologies, Inc. (a)	43,826	225,266
Red Violet, Inc. (a)(b)	39,315	1,126,375
Rekor Systems, Inc. (a)(b)	175,217	1,913,370
Resources Connection, Inc.	164,034	2,591,737
Science Applications Internati	314,908	26,524,701
ShiftPixy, Inc. (a)(b)	123,856	182,068
Staffing 360 Solutions, Inc. (a)(b)	25,895	53,344
TransUnion Holding Co., Inc.	1,037,406	126,075,951
TriNet Group, Inc. (a)	214,639	19,763,959
TrueBlue, Inc. (a)	189,260	5,172,476
Upwork, Inc. (a)	498,754	22,299,291
Volt Information Sciences, Inc. (a)(b)	74,397	311,723
Willdan Group, Inc. (a)(b)	63,332	2,394,583
		801,489,640
Road & Rail - 1.6%
AMERCO	49,037	32,420,813
ArcBest Corp.	139,061	9,279,541
Avis Budget Group, Inc. (a)(b)	279,142	25,332,137
Covenant Transport Group, Inc. Class A (a)	60,101	1,464,060
Daseke, Inc. (a)(b)	331,225	3,130,076
Heartland Express, Inc.	278,309	4,670,025
HyreCar, Inc. (a)	92,509	1,039,801
Knight-Swift Transportation Holdings, Inc. Class A	660,928	34,321,991
Landstar System, Inc.	208,154	34,976,117
Lyft, Inc. (a)	1,387,521	66,059,875
Marten Transport Ltd.	323,086	5,036,911
P.A.M. Transportation Services, Inc.	23,606	825,502
Patriot Transportation Holding, Inc.	5,715	70,066
Ryder System, Inc.	289,161	22,985,408
Saia, Inc. (a)	143,020	34,343,393
Schneider National, Inc. Class B	210,505	4,744,783
TuSimple Holdings, Inc. (a)(b)	181,663	7,604,413
U.S. Xpress Enterprises, Inc. (a)(b)	104,603	914,230
U.S.A. Truck, Inc. (a)	35,507	514,852
Uber Technologies, Inc. (a)	8,005,456	313,333,548
Universal Logistics Holdings, Inc.	41,673	911,389
Werner Enterprises, Inc.	309,974	14,618,374
XPO Logistics, Inc. (a)	550,578	47,850,734
Yellow Corp. (a)	252,432	1,537,311
		667,985,350
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	581,805	23,120,931
Alta Equipment Group, Inc. (a)	129,831	1,721,559
Applied Industrial Technologies, Inc.	212,379	18,861,379
Beacon Roofing Supply, Inc. (a)	302,975	15,597,153
BlueLinx Corp. (a)	53,483	3,078,481
Boise Cascade Co.	212,354	12,284,679
CAI International, Inc.	86,545	4,843,924
Custom Truck One Source, Inc. Class A (a)(b)	84,427	723,539
DXP Enterprises, Inc. (a)	95,117	2,851,608
EVI Industries, Inc. (a)(b)	29,054	706,593
GATX Corp.	188,877	17,316,243
Global Industrial Co. (b)	86,803	3,341,047
GMS, Inc. (a)	236,140	11,667,677
H&E Equipment Services, Inc.	169,978	5,787,751
Herc Holdings, Inc. (a)	135,751	17,844,469
Hudson Technologies, Inc. (a)	183,874	599,429
Huttig Building Products, Inc. (a)(b)	106,269	622,736
India Globalization Capital, Inc. (a)(b)	182,638	297,700
Karat Packaging, Inc. (a)(b)	17,160	402,745
Lawson Products, Inc. (a)(b)	46,947	2,476,454
McGrath RentCorp.	130,581	9,111,942
MRC Global, Inc. (a)	319,568	2,620,458
MSC Industrial Direct Co., Inc. Class A	251,013	21,137,805
NOW, Inc. (a)	588,589	4,520,364
Rush Enterprises, Inc. Class A	268,489	11,840,365
SiteOne Landscape Supply, Inc. (a)	240,774	48,178,877
Titan Machinery, Inc. (a)	104,298	2,995,439
Transcat, Inc. (a)	40,113	2,718,057
Triton International Ltd.	360,477	19,725,301
Univar, Inc. (a)	925,550	21,852,236
Veritiv Corp. (a)	66,804	5,990,315
Watsco, Inc.	178,218	49,619,456
WESCO International, Inc. (a)	241,346	28,242,309
Willis Lease Finance Corp. (a)	20,314	764,822
		373,463,843
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC (a)	336,377	13,404,623

TOTAL INDUSTRIALS		5,716,573,219

INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 0.6%
ADTRAN, Inc.	259,739	5,366,208
Applied Optoelectronics, Inc. (a)(b)	124,810	914,857
Aviat Networks, Inc. (a)	51,852	1,837,635
BK Technologies Corp.	68,107	220,667
CalAmp Corp. (a)(b)	184,994	2,097,832
Calix, Inc. (a)	307,672	14,337,515
Cambium Networks Corp. (a)	28,921	1,083,670
Casa Systems, Inc. (a)	187,265	1,318,346
Ciena Corp. (a)	836,198	47,771,992
Clearfield, Inc. (a)(b)	60,046	2,720,684
ClearOne, Inc. (a)(b)	68,406	177,856
CommScope Holding Co., Inc. (a)	1,104,013	17,443,405
Communications Systems, Inc. (a)	39,761	270,375
COMSovereign Holding Corp. (b)	206,874	430,298
Comtech Telecommunications Corp.	136,672	3,487,869
Digi International, Inc. (a)	184,149	4,047,595
DZS, Inc. (a)	82,577	1,140,388
EchoStar Holding Corp. Class A (a)(b)	234,918	6,342,786
EMCORE Corp. (a)	162,219	1,213,398
Extreme Networks, Inc. (a)	679,789	7,362,115
Franklin Wireless Corp. (a)	19,716	157,728
Genasys, Inc. (a)(b)	183,710	979,174
Harmonic, Inc. (a)(b)	537,200	4,963,728
Infinera Corp. (a)(b)	1,088,655	9,220,908
Inseego Corp. (a)(b)	377,757	3,173,159
KVH Industries, Inc. (a)	82,919	876,454
Lantronix, Inc. (a)(b)	82,565	530,067
Lumentum Holdings, Inc. (a)	409,569	35,485,058
NETGEAR, Inc. (a)(b)	161,348	5,764,964
NetScout Systems, Inc. (a)	392,850	10,771,947
Network-1 Security Solutions, Inc.	44,887	139,599
Ondas Holdings, Inc. (b)	116,573	833,497
Optical Cable Corp. (a)	11,253	39,386
PC-Tel, Inc.	84,418	559,691
Plantronics, Inc. (a)	207,701	6,185,336
Resonant, Inc. (a)(b)	286,730	788,508
Ribbon Communications, Inc. (a)	643,432	4,201,611
Tessco Technologies, Inc. (a)	29,976	184,952
Ubiquiti, Inc.	41,069	13,362,210
ViaSat, Inc. (a)(b)	370,880	19,152,243
Viavi Solutions, Inc. (a)(b)	1,244,255	20,268,914
Vislink Technologies, Inc. (a)(b)	298,713	639,246
		257,863,871
Electronic Equipment & Components - 1.8%
908 Devices, Inc. (b)	35,790	1,288,440
ADDvantage Technologies Group, Inc. (a)	11,707	31,024
Advanced Energy Industries, Inc.	209,140	18,860,245
Aeva Technologies, Inc. (a)(b)	482,764	4,735,915
Airgain, Inc. (a)(b)	52,010	740,102
Akoustis Technologies, Inc. (a)(b)	238,838	2,369,273
AmpliTech Group, Inc. (a)(b)	70,643	262,792
Arlo Technologies, Inc. (a)	427,517	2,650,605
Arrow Electronics, Inc. (a)	401,939	48,723,046
Autoscope Technologies Corp. (b)	31,401	237,078
Avnet, Inc.	534,694	21,633,719
Badger Meter, Inc.	159,883	17,121,870
Bel Fuse, Inc. Class B (non-vtg.)	60,881	859,640
Belden, Inc.	242,279	13,870,473
Benchmark Electronics, Inc.	193,489	5,230,008
Cemtrex, Inc. (a)(b)	101,564	125,939
ClearSign Combustion Corp.(a)(b)	159,176	499,813
Coda Octopus Group, Inc. (a)(b)	24,005	218,686
Cognex Corp.	957,522	84,855,600
Coherent, Inc. (a)	132,639	33,513,896
CPS Technologies Corp. (a)(b)	45,921	268,179
CTS Corp.	172,970	6,067,788
Daktronics, Inc. (a)	197,468	1,202,580
Data I/O Corp. (a)	27,449	154,538
Digital Ally, Inc. (a)(b)	343,972	478,121
Electro-Sensors, Inc. (a)(b)	12,636	64,444
eMagin Corp. (a)(b)	344,455	888,694
ePlus, Inc. (a)	72,543	7,850,603
Fabrinet (a)	202,555	20,867,216
FARO Technologies, Inc. (a)	97,204	6,701,244
Frequency Electronics, Inc. (a)	20,541	222,870
Identiv, Inc. (a)(b)	114,560	2,034,586
IEC Electronics Corp. (a)(b)	54,502	832,246
II-VI, Inc. (a)(b)	567,582	35,746,314
Insight Enterprises, Inc. (a)	192,389	19,794,904
Intellicheck, Inc. (a)(b)	89,365	788,199
Iteris, Inc. (a)	210,057	1,197,325
Itron, Inc. (a)	246,275	20,689,563
Jabil, Inc.	729,846	45,089,886
KEY Tronic Corp. (a)	29,370	204,709
Kimball Electronics, Inc. (a)	133,746	3,232,641
Knowles Corp. (a)	508,925	10,178,500
LGL Group, Inc. (a)	6,067	67,708
LGL Group, Inc. warrants 11/16/25 (a)	6,067	3,277
LightPath Technologies, Inc. Class A (a)(b)	232,867	530,937
Littelfuse, Inc.	133,654	38,144,852
Luna Innovations, Inc. (a)	162,552	1,750,685
Mechanical Technology, Inc. (a)(b)	32,610	325,122
Methode Electronics, Inc. Class A	210,608	9,808,015
MicroVision, Inc. (a)(b)	855,399	12,600,027
MICT, Inc. (a)(b)	548,695	982,164
Napco Security Technolgies, Inc. (a)(b)	65,292	2,554,876
National Instruments Corp.	709,938	29,689,607
Neonode, Inc. (a)(b)	24,753	120,547
nLIGHT, Inc. (a)(b)	208,322	5,751,770
Novanta, Inc. (a)	191,835	29,392,959
OSI Systems, Inc. (a)	89,043	8,809,914
Ouster, Inc. (a)(b)	379,734	3,189,766
Par Technology Corp. (a)(b)	128,769	8,747,278
PC Connection, Inc.	60,553	2,931,371
Plexus Corp. (a)	156,346	14,357,253
Powerfleet, Inc. (a)(b)	191,280	1,361,914
Red Cat Holdings, Inc. (b)	66,086	184,380
Research Frontiers, Inc. (a)(b)	118,899	272,279
RF Industries Ltd. (a)	45,791	384,644
Richardson Electronics Ltd.	51,617	456,810
Rogers Corp. (a)	101,427	21,544,109
Sanmina Corp. (a)	357,267	14,104,901
ScanSource, Inc. (a)	136,465	4,855,425
Sigmatron International, Inc. (a)	11,250	68,513
SYNNEX Corp.	226,220	28,745,775
Taitron Components, Inc. Class A (sub. vtg.) (b)	12,619	54,514
TTM Technologies, Inc. (a)(b)	531,258	7,437,612
Universal Security Instruments, Inc. (a)(b)	12,034	76,296
Velodyne Lidar, Inc. (a)(b)	314,007	2,072,446
VerifyMe, Inc. (a)(b)	32,221	115,996
Vishay Intertechnology, Inc.	719,260	15,802,142
Vishay Precision Group, Inc. (a)	67,660	2,528,454
Vontier Corp.	912,509	33,187,952
Wayside Technology Group, Inc.	15,135	412,277
Wireless Telecom Group, Inc. (a)(b)	115,478	260,980
Wrap Technologies, Inc. (a)(b)	118,796	887,406
		746,956,267
IT Services - 4.8%
Affirm Holdings, Inc. (b)	271,221	26,129,431
ALJ Regional Holdings, Inc. (a)(b)	9,675	12,191
Alliance Data Systems Corp.	267,638	26,257,964
American Virtual Cloud Technologies, Inc. (a)(b)	18,978	78,948
BigCommerce Holdings, Inc. (a)(b)	68,469	4,076,644
BM Technologies, Inc. (a)(b)	84,637	824,364
Brightcove, Inc. (a)(b)	214,007	2,431,120
Cantaloupe, Inc. (a)	310,095	3,175,373
Cass Information Systems, Inc.	64,513	2,908,246
Computer Task Group, Inc. (a)	75,375	648,225
Concentrix Corp. (a)	226,460	39,265,899
Conduent, Inc. (a)	899,305	6,564,927
Crexendo, Inc. (a)(b)	7,104	41,914
CSG Systems International, Inc.	176,295	8,499,182
CSP, Inc. (a)	3,689	34,234
Data Storage Corp. (a)(b)	56,314	232,014
Digitalocean Holdings, Inc. (a)(b)	91,140	5,621,515
EPAM Systems, Inc. (a)	305,762	193,489,251
Euronet Worldwide, Inc. (a)	285,675	38,060,480
EVERTEC, Inc.	326,332	15,092,855
EVO Payments, Inc. Class A (a)	258,675	6,580,692
Exela Technologies, Inc. (a)(b)	217,829	564,177
ExlService Holdings, Inc. (a)	182,688	22,496,200
Fastly, Inc. Class A (a)(b)	471,101	20,540,004
Genpact Ltd.	949,651	49,267,894
GoDaddy, Inc. (a)	907,474	66,526,919
GreenBox POS (a)(b)	96,957	945,331
GreenSky, Inc. Class A (a)	292,477	2,325,192
Grid Dynamics Holdings, Inc. (a)	136,810	3,662,404
Hackett Group, Inc.	144,363	2,829,515
i3 Verticals, Inc. Class A (a)(b)	121,145	3,502,302
Information Services Group, Inc.	171,717	1,241,514
Innodata, Inc. (a)(b)	118,425	978,191
Inpixon (a)(b)	682,567	703,044
International Money Express, Inc. (a)	151,151	2,756,994
Limelight Networks, Inc. (a)(b)	659,377	1,780,318
Liveramp Holdings, Inc. (a)	371,702	18,213,398
Maximus, Inc.	332,694	28,974,320
MoneyGram International, Inc. (a)	377,896	3,397,285
MongoDB, Inc. Class A (a)	288,913	113,204,781
Okta, Inc. (a)	676,628	178,359,141
Paya Holdings, Inc. (a)(b)	313,955	3,029,666
Paysign, Inc. (a)(b)	191,689	477,306
Perficient, Inc. (a)(b)	179,595	21,411,316
PFSweb, Inc. (a)	93,278	1,240,597
Priority Technology Holdings, Inc. (a)	33,637	202,831
Rackspace Technology, Inc. (a)(b)	193,462	2,702,664
Repay Holdings Corp. (a)	415,315	9,556,398
Research Solutions, Inc. (a)	32,200	85,330
Sabre Corp. (a)(b)	1,715,334	19,263,201
ServiceSource International, Inc. (a)	433,095	649,643
Shift4 Payments, Inc. (a)	212,427	18,207,118
Snowflake Computing, Inc.	336,612	102,447,862
SolarWinds, Inc. (b)	196,322	3,351,217
Square, Inc. (a)	2,122,851	569,072,599
StarTek, Inc. (a)	59,751	362,689
Steel Connect, Inc. (a)	124,462	225,276
Switch, Inc. Class A	491,751	12,200,342
The OLB Group, Inc. (b)	17,806	76,210
Ttec Holdings, Inc.	101,649	10,719,904
Tucows, Inc. (a)(b)	51,587	3,823,113
Twilio, Inc. Class A (a)	879,013	313,772,480
Unisys Corp. (a)	356,945	8,641,638
Usio, Inc. (a)	85,917	538,700
Verra Mobility Corp. (a)	749,689	11,627,676
WEX, Inc. (a)	242,472	44,510,585
WidePoint Corp. (a)(b)	42,780	234,862
		2,060,725,616
Semiconductors & Semiconductor Equipment - 3.0%
ACM Research, Inc. (a)(b)	57,582	5,133,435
AEHR Test Systems (a)(b)	112,631	840,227
Allegro MicroSystems LLC (a)	228,954	6,880,068
Alpha & Omega Semiconductor Ltd. (a)	112,521	3,268,735
Ambarella, Inc. (a)	195,452	20,242,964
Amkor Technology, Inc.	587,117	16,128,104
Amtech Systems, Inc. (a)(b)	63,833	660,033
Atomera, Inc. (a)(b)	103,986	2,565,335
Axcelis Technologies, Inc. (a)(b)	181,825	9,038,521
AXT, Inc. (a)	220,044	2,048,610
Brooks Automation, Inc.	403,136	34,250,435
CEVA, Inc. (a)	122,596	5,915,257
Cirrus Logic, Inc. (a)	310,379	25,969,411
CMC Materials, Inc.	159,000	21,086,580
Cohu, Inc. (a)	265,969	9,489,774
Cree, Inc. (a)(b)	624,626	53,080,717
CVD Equipment Corp. (a)(b)	12,659	58,991
CyberOptics Corp. (a)	37,934	1,595,125
Diodes, Inc. (a)	230,541	22,323,285
DSP Group, Inc. (a)	117,118	2,564,884
Entegris, Inc.	734,403	88,231,176
Everspin Technologies, Inc. (a)(b)	67,942	495,977
First Solar, Inc. (a)	460,328	43,270,832
FormFactor, Inc. (a)	425,239	16,533,292
GSI Technology, Inc. (a)(b)	80,312	449,747
Ichor Holdings Ltd. (a)	151,834	6,727,765
Impinj, Inc. (a)(b)	121,892	7,105,085
Intest Corp. (a)	49,908	628,841
Kopin Corp. (a)	399,637	2,349,866
Kulicke & Soffa Industries, Inc.	335,208	23,528,250
Lattice Semiconductor Corp. (a)	741,679	46,073,099
MACOM Technology Solutions Holdings, Inc. (a)	254,498	15,450,574
Marvell Technology, Inc.	4,435,447	271,405,002
MaxLinear, Inc. Class A (a)	371,934	19,426,113
MKS Instruments, Inc.	299,154	44,029,486
MoSys, Inc. (a)(b)	31,666	195,063
NeoPhotonics Corp. (a)	267,621	2,499,580
NVE Corp. (b)	25,110	1,762,973
ON Semiconductor Corp. (a)	2,309,394	102,444,718
Onto Innovation, Inc. (a)	267,413	19,823,326
PDF Solutions, Inc. (a)	156,657	3,527,916
Photronics, Inc. (a)	337,493	5,086,020
Pixelworks, Inc. (a)(b)	236,277	1,831,147
Power Integrations, Inc.	330,177	35,870,429
QuickLogic Corp. (a)	59,120	360,041
Rambus, Inc. (a)	614,770	14,631,526
Rubicon Technology, Inc. (a)	8,459	80,361
Semtech Corp. (a)	351,422	24,571,426
Silicon Laboratories, Inc. (a)	241,924	38,132,061
SiTime Corp. (a)	68,975	14,680,639
SkyWater Technology, Inc. (a)(b)	36,190	1,208,022
SMART Global Holdings, Inc. (a)	88,589	4,293,023
SolarEdge Technologies, Inc. (a)	281,313	81,518,881
Summit Wireless Technologies, Inc. (a)	73,795	247,213
SunPower Corp. (a)(b)	436,002	9,395,843
Synaptics, Inc. (a)	190,410	36,136,010
Trio-Tech International (a)(b)	7,747	35,016
Ultra Clean Holdings, Inc. (a)	238,857	11,044,748
Universal Display Corp.	232,346	48,465,052
Veeco Instruments, Inc. (a)(b)	280,308	6,388,219
		1,293,074,849
Software - 12.2%
8x8, Inc. (a)	591,042	14,273,664
A10 Networks, Inc. (a)	321,806	4,469,885
ACI Worldwide, Inc. (a)	642,579	20,710,321
Agilysys, Inc. (a)	112,213	6,377,065
Alarm.com Holdings, Inc. (a)	246,375	20,776,804
Alfi, Inc. (b)	19,411	172,758
Altair Engineering, Inc. Class A (a)(b)	250,524	18,536,271
Alteryx, Inc. Class A (a)	322,113	23,826,699
American Software, Inc. Class A (b)	161,446	4,095,885
Anaplan, Inc. (a)	782,262	46,920,075
AppFolio, Inc. (a)(b)	96,112	11,350,827
Appian Corp. Class A (a)(b)	213,156	22,850,323
AppLovin Corp. (a)(b)	140,128	9,865,011
Asana, Inc. (a)	149,302	11,279,766
Aspen Technology, Inc. (a)	368,630	47,737,585
Asure Software, Inc. (a)	84,662	766,191
Auddia, Inc. (a)(b)	22,432	67,072
AudioEye, Inc. (a)(b)	29,493	384,589
Avalara, Inc. (a)	465,428	83,637,412
Avaya Holdings Corp. (a)	409,666	8,262,963
Aware, Inc. (a)	24,042	98,332
Benefitfocus, Inc. (a)(b)	155,701	1,879,311
Bill.Com Holdings, Inc. (a)	337,667	92,652,448
Bio-Key International, Inc. (a)(b)	42,468	134,199
Black Knight, Inc. (a)	848,100	64,175,727
Blackbaud, Inc. (a)(b)	262,795	18,314,184
BlackLine, Inc. (a)	280,500	30,602,550
Bottomline Technologies, Inc. (a)	212,716	8,991,505
Box, Inc. Class A (a)	751,382	19,370,628
Bridgeline Digital, Inc. (a)	30,797	158,605
BSQUARE Corp. (a)(b)	60,196	160,723
BTRS Holdings, Inc. (a)	347,650	3,792,862
C3.Ai, Inc. (b)	88,157	4,543,612
CDK Global, Inc.	655,507	27,269,091
Cerence, Inc. (a)(b)	204,659	22,193,222
Ceridian HCM Holding, Inc. (a)	711,697	79,959,158
ChannelAdvisor Corp. (a)	161,957	4,149,338
Cleanspark, Inc. (a)(b)	179,563	2,477,969
Cloudera, Inc. (a)	1,204,278	19,184,149
Cloudflare, Inc. (a)	1,040,899	125,678,145
CommVault Systems, Inc. (a)	249,747	20,222,015
Cornerstone OnDemand, Inc. (a)	341,590	19,573,107
Coupa Software, Inc. (a)(b)	396,931	97,172,678
Crowdstrike Holdings, Inc. (a)	1,078,148	302,959,588
Datadog, Inc. Class A (a)	1,178,089	162,340,664
Datto Holding Corp. (b)	124,451	3,173,501
Digimarc Corp. (a)(b)	74,198	2,169,550
Digital Turbine, Inc. (a)	421,808	24,654,678
DocuSign, Inc. (a)	1,053,396	312,058,031
Dolby Laboratories, Inc. Class A	355,139	35,197,826
Domo, Inc. Class B (a)	155,827	13,946,517
Dropbox, Inc. Class A (a)	1,600,850	50,762,954
Duck Creek Technologies, Inc. (a)	182,474	8,508,763
Duos Technologies Group, Inc. (a)(b)	2,422	15,065
Dynatrace, Inc. (a)	1,002,037	68,870,003
E2open Parent Holdings, Inc. (a)(b)	682,079	8,144,023
Ebix, Inc.	130,693	3,761,345
eGain Communications Corp. (a)	120,065	1,414,366
Elastic NV (a)	343,222	54,761,070
Envestnet, Inc. (a)	296,132	23,652,063
Everbridge, Inc. (a)(b)	203,269	31,907,135
Evolving Systems, Inc. (a)	38,879	87,478
Fair Isaac Corp. (a)	155,853	71,651,858
FireEye, Inc. (a)	1,286,025	23,392,795
Five9, Inc. (a)	362,058	57,288,437
GSE Systems, Inc. (a)(b)	32,533	38,389
GTY Technology Holdings, Inc. (a)(b)	250,903	1,851,664
Guidewire Software, Inc. (a)	453,503	53,721,965
HubSpot, Inc. (a)	237,853	162,803,243
Intelligent Systems Corp. (a)(b)	35,860	1,383,837
InterDigital, Inc.	162,263	11,700,785
Intrusion, Inc. (a)(b)	73,499	330,746
Inuvo, Inc. (a)(b)	484,613	364,332
Issuer Direct Corp. (a)	16,294	427,718
j2 Global, Inc. (a)(b)	229,842	31,649,243
Jamf Holding Corp. (a)(b)	200,389	7,043,673
Kaspien Holdings, Inc. (a)(b)	3,780	74,617
KnowBe4, Inc. (a)	119,642	2,944,390
LivePerson, Inc. (a)(b)	347,903	22,300,582
Manhattan Associates, Inc. (a)	345,035	56,237,255
Marathon Digital Holdings, Inc. (a)(b)	500,972	20,334,453
Marin Software, Inc. (a)(b)	48,155	320,712
McAfee Corp.	202,283	5,372,636
Medallia, Inc. (a)	465,396	15,716,423
MicroStrategy, Inc. Class A (a)(b)	42,099	29,229,336
Mimecast Ltd. (a)(b)	321,307	22,430,442
Mitek Systems, Inc. (a)(b)	232,774	5,207,154
Model N, Inc. (a)	164,997	5,595,048
Momentive Global, Inc. (a)	661,785	12,977,604
N-able, Inc. (a)(b)	196,321	2,656,223
Net Element International, Inc. (a)	24,068	263,304
NetSol Technologies, Inc. (a)	62,696	270,847
New Relic, Inc. (a)	297,734	23,809,788
Nuance Communications, Inc. (a)	1,544,903	85,046,910
Nutanix, Inc. Class A (a)	1,105,408	40,800,609
NXT-ID, Inc. (a)	233,365	163,356
Oblong, Inc. (a)(b)	73,548	156,657
Olo, Inc. (a)(b)	115,693	4,441,454
ON24, Inc. (a)	50,109	1,132,964
Onespan, Inc. (a)	179,481	3,458,599
Pagerduty, Inc. (a)(b)	315,253	13,492,828
Palantir Technologies, Inc. (a)(b)	2,442,253	64,328,944
Palo Alto Networks, Inc. (a)	527,265	243,090,256
Park City Group, Inc. (a)	68,114	369,178
Paylocity Holding Corp. (a)	204,149	54,956,911
Pegasystems, Inc.	216,400	29,783,132
Phunware, Inc. (a)(b)	329,221	365,435
Ping Identity Holding Corp. (a)	205,466	5,331,843
Progress Software Corp.	239,823	11,166,159
Proofpoint, Inc. (a)	310,232	54,600,832
PROS Holdings, Inc. (a)	217,467	9,403,273
Q2 Holdings, Inc. (a)(b)	286,257	25,216,379
QAD, Inc.:
Class A	45,458	3,955,301
Class B	23,915	2,069,843
Qualtrics International, Inc.	310,804	14,073,205
Qualys, Inc. (a)	183,413	21,529,018
Qumu Corp. (a)	75,247	220,474
Rapid7, Inc. (a)	297,673	36,173,223
RealNetworks, Inc. (a)	167,002	317,304
Rimini Street, Inc. (a)	174,987	1,671,126
RingCentral, Inc. (a)	436,593	110,134,950
Riot Blockchain, Inc. (a)(b)	455,825	17,011,389
SailPoint Technologies Holding, Inc. (a)(b)	502,257	23,535,763
SeaChange International, Inc. (a)	357,277	382,286
SecureWorks Corp. (a)(b)	52,284	1,069,731
Semrush Holdings, Inc. (b)	57,125	1,514,955
SharpSpring, Inc. (a)	59,696	1,020,802
ShotSpotter, Inc. (a)(b)	45,643	1,817,961
SilverSun Technologies, Inc. (A Shares) (b)	17,056	122,462
Smartsheet, Inc. (a)	634,679	50,501,408
Smith Micro Software, Inc. (a)(b)	244,132	1,218,219
Splunk, Inc. (a)	885,397	135,350,639
Sprout Social, Inc. (a)	154,200	18,750,720
SPS Commerce, Inc. (a)	195,609	26,510,888
SRAX, Inc. (a)	117,390	656,210
SRAX, Inc. rights 12/31/20 (a)(c)	34,667	6,240
SS&C Technologies Holdings, Inc.	1,210,598	91,593,845
Sumo Logic, Inc. (b)	88,926	1,854,107
Support.com, Inc. (a)(b)	45,354	1,422,301
Synchronoss Technologies, Inc. (a)	205,825	545,436
Telos Corp.	134,369	4,434,177
Tenable Holdings, Inc. (a)	369,702	16,403,678
Teradata Corp. (a)	593,465	32,456,601
The Trade Desk, Inc. (a)	2,335,101	186,924,835
Upland Software, Inc. (a)	138,934	5,415,647
Varonis Systems, Inc. (a)(b)	576,860	39,809,109
Verb Technology Co., Inc. (a)(b)	353,699	735,694
Verint Systems, Inc. (a)	355,563	15,872,332
Veritone, Inc. (a)	151,018	3,151,746
Vertex, Inc. Class A (a)(b)	146,782	3,038,387
Viant Technology, Inc.	60,569	832,824
VirnetX Holding Corp. (a)(b)	335,125	1,504,711
VMware, Inc. Class A (a)(b)	438,468	65,274,731
Vonage Holdings Corp. (a)	1,278,142	18,021,802
Workday, Inc. Class A (a)	1,023,797	279,660,389
Workiva, Inc. (a)(b)	229,233	32,154,513
Xperi Holding Corp.	572,826	12,241,292
Yext, Inc. (a)	550,306	7,440,137
Zendesk, Inc. (a)	641,866	79,334,638
Zix Corp. (a)	308,930	2,391,118
Zoom Video Communications, Inc. Class A (a)	1,153,816	334,029,732
Zscaler, Inc. (a)	404,311	112,535,924
Zuora, Inc. (a)	567,534	9,636,727
		5,252,525,112
Technology Hardware, Storage & Peripherals - 0.6%
3D Systems Corp. (a)	677,286	20,616,586
Astro-Med, Inc. (a)	35,940	562,820
Avid Technology, Inc. (a)	231,139	5,965,698
Boxlight Corp. (a)(b)	262,702	683,025
Corsair Gaming, Inc. (b)	116,087	3,360,719
Dell Technologies, Inc. (a)	1,352,374	131,802,370
Diebold Nixdorf, Inc. (a)	423,542	4,608,137
Eastman Kodak Co. (a)	343,223	2,498,663
Immersion Corp. (a)(b)	131,975	989,813
Intevac, Inc. (a)	144,706	742,342
NCR Corp. (a)	709,371	30,134,080
One Stop Systems, Inc. (a)(b)	70,501	399,036
Pure Storage, Inc. Class A (a)	1,389,176	35,882,416
Quantum Corp. (a)	336,380	2,099,011
Socket Mobile, Inc. (a)(b)	29,658	204,640
Sonim Technologies, Inc. (a)(b)	449,876	197,945
Super Micro Computer, Inc. (a)	236,242	8,632,283
Transact Technologies, Inc. (a)	30,138	423,439
Turtle Beach Corp. (a)(b)	86,073	2,445,334
Xerox Holdings Corp.	863,878	19,445,894
		271,694,251

TOTAL INFORMATION TECHNOLOGY		9,882,839,966

MATERIALS - 3.8%
Chemicals - 1.6%
Advanced Emissions Solutions, Inc. (a)	96,954	660,257
AdvanSix, Inc. (a)	149,498	5,456,677
AgroFresh Solutions, Inc. (a)(b)	114,965	237,978
American Vanguard Corp.	143,314	2,197,004
Amyris, Inc. (a)(b)	1,014,865	15,273,718
Ashland Global Holdings, Inc.	296,459	27,010,379
Avient Corp.	498,100	25,946,029
Axalta Coating Systems Ltd. (a)	1,116,062	34,084,533
Balchem Corp.	175,377	24,626,438
Cabot Corp.	302,984	16,179,346
Chase Corp.	39,148	4,482,446
Core Molding Technologies, Inc. (a)	34,004	468,235
Crown ElectroKinetics Corp. (a)(b)	73,344	227,366
Danimer Scientific, Inc. (a)(b)	341,425	6,671,445
Diversey Holdings Ltd. (a)	244,427	4,270,140
Ecovyst, Inc.	276,400	3,595,964
Element Solutions, Inc.	1,182,475	26,877,657
Ferro Corp. (a)	441,919	9,191,915
Flotek Industries, Inc. (a)(b)	331,456	457,409
FutureFuel Corp.	143,902	1,152,655
GCP Applied Technologies, Inc. (a)	265,734	6,335,099
H.B. Fuller Co.	285,246	19,274,072
Hawkins, Inc.	103,561	3,922,891
Huntsman Corp.	1,059,164	27,993,705
Ikonics Corp. (a)	5,778	158,317
Ingevity Corp. (a)	218,878	17,595,602
Innospec, Inc.	132,109	12,365,402
Intrepid Potash, Inc. (a)	56,177	1,742,049
Koppers Holdings, Inc. (a)	112,962	3,716,450
Kraton Performance Polymers, Inc. (a)	176,399	7,429,926
Kronos Worldwide, Inc.	121,862	1,613,453
Livent Corp. (a)(b)	860,105	21,390,811
Loop Industries, Inc. (a)(b)	121,007	1,097,533
LSB Industries, Inc. (a)	113,954	938,981
Marrone Bio Innovations, Inc. (a)	581,754	581,754
Minerals Technologies, Inc.	181,236	14,252,399
NewMarket Corp.	39,910	13,957,724
Northern Technologies International Corp.	40,080	668,134
Olin Corp.	775,484	38,650,123
Orion Engineered Carbons SA (a)(b)	319,380	5,643,445
PureCycle Technologies, Inc. (a)(b)	398,554	5,862,729
Quaker Chemical Corp. (b)	71,806	18,606,371
Rayonier Advanced Materials, Inc. (a)	338,586	2,390,417
RPM International, Inc.	699,626	57,572,224
Sensient Technologies Corp.	230,367	20,007,374
Stepan Co.	114,793	13,495,065
The Chemours Co. LLC (b)	890,543	29,842,096
The Scotts Miracle-Gro Co. Class A	219,997	34,502,130
Trecora Resources (a)(b)	108,796	913,886
Tredegar Corp.	135,542	1,799,998
Trinseo SA	208,137	10,808,554
Tronox Holdings PLC	598,074	12,637,304
Valhi, Inc.	13,094	310,590
Valvoline, Inc.	982,180	29,622,549
Venator Materials PLC (a)	298,262	975,317
W.R. Grace & Co.	337,431	23,498,695
Westlake Chemical Corp.	185,101	16,168,572
Zymergen, Inc. (a)(b)	88,390	1,159,677
		688,569,009
Construction Materials - 0.2%
Eagle Materials, Inc.	229,594	36,009,523
Forterra, Inc. (a)	115,760	2,667,110
Smith-Midland Corp. (a)(b)	10,276	191,956
Summit Materials, Inc. (a)	638,045	21,482,975
United States Lime & Minerals, Inc.	11,640	1,700,488
		62,052,052
Containers & Packaging - 0.7%
Aptargroup, Inc.	355,638	47,940,002
Berry Global Group, Inc. (a)	729,104	48,973,916
Crown Holdings, Inc.	728,399	79,970,926
Graphic Packaging Holding Co.	1,535,598	31,510,471
Greif, Inc.:
Class A	136,143	8,620,575
Class B	42,835	2,634,353
Myers Industries, Inc.	195,532	4,458,130
O-I Glass, Inc. (a)	852,687	12,901,154
Pactiv Evergreen, Inc.	219,942	3,024,203
Ranpak Holdings Corp. (A Shares) (a)	219,408	6,735,826
Silgan Holdings, Inc.	422,386	17,921,838
Sonoco Products Co.	542,424	35,420,287
UFP Technologies, Inc. (a)	37,269	2,608,457
		302,720,138
Metals & Mining - 1.1%
Alcoa Corp. (a)	1,009,233	44,779,668
Allegheny Technologies, Inc. (a)(b)	689,798	12,319,792
Alpha Metallurgical Resources (a)(b)	99,938	3,908,575
Ampco-Pittsburgh Corp. (a)(b)	61,883	297,038
Arconic Corp. (a)	528,564	18,230,172
Carpenter Technology Corp.	259,454	8,652,791
Century Aluminum Co. (a)(b)	276,904	3,549,909
Cleveland-Cliffs, Inc. (a)(b)	2,487,770	58,387,962
Coeur d'Alene Mines Corp. (a)(b)	1,382,041	9,743,389
Commercial Metals Co.	656,016	21,399,242
Compass Minerals International, Inc.	183,738	12,297,584
Comstock Mining, Inc. (a)(b)	196,938	594,753
Friedman Industries	35,222	431,470
Gatos Silver, Inc.	121,887	1,747,860
Gold Resource Corp. (b)	380,206	653,954
Golden Minerals Co. (a)(b)	545,335	288,428
Haynes International, Inc.	67,582	2,652,594
Hecla Mining Co.	2,900,491	17,838,020
Hycroft Mining Holding Corp. (a)(b)	196,667	379,567
Kaiser Aluminum Corp.	84,904	10,719,979
Materion Corp.	110,321	8,056,743
McEwen Mining, Inc. (a)(b)	1,538,057	1,768,766
MP Materials Corp. (a)(b)	362,470	12,168,118
Olympic Steel, Inc.	49,076	1,337,812
Paramount Gold Nevada Corp. (a)	22,322	19,755
Ramaco Resources, Inc. (a)(b)	55,728	500,995
Reliance Steel & Aluminum Co.	345,100	51,778,804
Royal Gold, Inc.	355,417	39,568,575
Ryerson Holding Corp.	90,478	2,094,566
Schnitzer Steel Industries, Inc. Class A	147,087	6,958,686
Solitario Exploration & Royalty Corp. (a)(b)	222,066	120,138
Steel Dynamics, Inc.	1,085,886	73,286,446
SunCoke Energy, Inc.	438,367	3,046,651
Synalloy Corp. (a)	36,188	421,590
TimkenSteel Corp. (a)(b)	205,509	2,811,363
U.S. Antimony Corp. (a)(b)	405,289	382,025
U.S. Gold Corp. (a)	34,091	322,842
United States Steel Corp.	1,456,233	38,954,233
Universal Stainless & Alloy Products, Inc. (a)	45,727	508,027
Warrior Metropolitan Coal, Inc.	281,580	6,304,576
Worthington Industries, Inc.	195,124	11,307,436
		490,590,894
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	94,414	3,067,511
Domtar Corp. (a)	274,097	15,028,739
Glatfelter Corp. (b)	235,744	3,724,755
Louisiana-Pacific Corp.	553,357	35,104,968
Mercer International, Inc. (SBI) (b)	219,789	2,501,199
Neenah, Inc.	89,637	4,516,808
Resolute Forest Products (b)	426,607	5,225,936
Schweitzer-Mauduit International, Inc.	174,103	6,662,922
Verso Corp.	160,460	3,056,763
		78,889,601

TOTAL MATERIALS		1,622,821,694

REAL ESTATE - 7.1%
Equity Real Estate Investment Trusts (REITs) - 6.6%
Acadia Realty Trust (SBI)	467,293	9,915,957
Agree Realty Corp.	374,775	27,939,476
Alexander & Baldwin, Inc.	399,566	8,342,938
Alexanders, Inc.	12,808	3,410,770
Alpine Income Property Trust, Inc.	57,207	1,077,780
American Assets Trust, Inc.	281,544	11,211,082
American Campus Communities, Inc.	751,416	38,209,504
American Finance Trust, Inc.	632,204	5,449,598
American Homes 4 Rent Class A	1,499,789	62,901,151
Americold Realty Trust	1,369,020	50,297,795
Apartment Income (REIT) Corp.	854,808	43,441,343
Apartment Investment & Management Co. Class A	793,343	5,696,203
Apple Hospitality (REIT), Inc.	1,118,990	16,538,672
Armada Hoffler Properties, Inc.	341,210	4,582,450
Ashford Hospitality Trust, Inc. (a)(b)	85,879	1,326,831
Bluerock Residential Growth (REIT), Inc.	171,843	1,871,370
Braemar Hotels & Resorts, Inc. (a)(b)	239,807	1,208,627
Brandywine Realty Trust (SBI)	920,713	12,779,496
Brixmor Property Group, Inc.	1,616,388	37,904,299
Broadstone Net Lease, Inc. (b)	840,444	23,028,166
BRT Apartments Corp.	65,783	1,277,506
Camden Property Trust (SBI)	530,956	79,664,638
CareTrust (REIT), Inc.	538,520	11,842,055
CatchMark Timber Trust, Inc.	288,754	3,332,221
Cedar Realty Trust, Inc. (b)	66,892	1,163,252
Centerspace	71,391	7,223,341
Chatham Lodging Trust (a)	268,628	3,223,536
CIM Commercial Trust Corp.	112,629	788,403
City Office REIT, Inc.	244,245	3,900,593
Clipper Realty, Inc.	81,629	688,949
Columbia Property Trust, Inc.	640,192	10,704,010
Community Healthcare Trust, Inc.	133,285	6,465,655
Condor Hospitality Trust, Inc. (a)	11,984	70,226
CorEnergy Infrastructure Trust, Inc. (b)	90,529	436,350
CorePoint Lodging, Inc. (a)	225,396	3,259,226
CoreSite Realty Corp.	232,184	34,449,140
Corporate Office Properties Trust (SBI)	622,588	17,544,530
Cousins Properties, Inc.	810,548	31,254,731
CTO Realty Growth, Inc.	32,737	1,836,218
CubeSmart	1,099,870	58,843,045
CyrusOne, Inc.	662,723	51,016,417
DiamondRock Hospitality Co. (a)	1,124,297	10,163,645
Digitalbridge Group, Inc. (a)(b)	2,630,609	18,151,202
Diversified Healthcare Trust (SBI)	1,270,574	4,764,653
Douglas Emmett, Inc.	896,153	29,582,011
Easterly Government Properties, Inc.	489,667	10,464,184
EastGroup Properties, Inc.	222,209	40,055,394
Empire State Realty Trust, Inc.	770,601	7,914,072
EPR Properties	405,217	20,564,763
Equity Commonwealth	660,108	17,387,245
Equity Lifestyle Properties, Inc.	929,407	79,064,653
Essential Properties Realty Trust, Inc.	650,264	21,075,056
Farmland Partners, Inc.	153,535	1,880,804
First Industrial Realty Trust, Inc.	708,915	39,692,151
Four Corners Property Trust, Inc.	415,624	11,891,003
Franklin Street Properties Corp.	547,911	2,629,973
Gaming & Leisure Properties	1,196,567	58,990,753
Getty Realty Corp.	210,481	6,657,514
Gladstone Commercial Corp.	206,115	4,664,382
Gladstone Land Corp.	143,670	3,383,429
Global Medical REIT, Inc.	313,143	4,828,665
Global Net Lease, Inc.	524,243	8,912,131
Global Self Storage, Inc.	94,056	510,724
Healthcare Realty Trust, Inc.	769,074	23,095,292
Healthcare Trust of America, Inc.	1,195,664	36,264,489
Hersha Hospitality Trust (a)	210,482	1,974,321
Highwoods Properties, Inc. (SBI)	568,439	25,971,978
HMG / Courtland Properties, Inc.	1,578	26,668
Hudson Pacific Properties, Inc.	821,885	21,681,326
Independence Realty Trust, Inc. (b)	557,985	11,427,533
Indus Realty Trust, Inc.	28,893	2,025,688
Industrial Logistics Properties Trust	369,956	10,147,893
InnSuites Hospitality Trust	27,789	107,266
Invitation Homes, Inc.	3,098,190	127,583,464
iStar Financial, Inc.	399,842	10,575,821
JBG SMITH Properties	598,316	18,027,261
Kilroy Realty Corp.	578,868	38,002,684
Kite Realty Group Trust	458,561	9,290,446
Lamar Advertising Co. Class A	472,813	53,820,304
Lexington Corporate Properties Trust (b)	1,528,550	20,681,282
Life Storage, Inc.	419,475	52,199,469
LTC Properties, Inc.	213,416	7,364,986
Mack-Cali Realty Corp. (a)	469,230	8,389,832
Medalist Diversified (REIT), Inc.	214,670	283,364
Medical Properties Trust, Inc.	3,190,686	65,345,249
Monmouth Real Estate Investment Corp. Class A	549,681	10,432,945
National Health Investors, Inc.	250,700	14,996,874
National Retail Properties, Inc.	957,965	45,608,714
National Storage Affiliates Trust	430,149	24,626,030
NETSTREIT Corp.	148,182	3,831,987
New Senior Investment Group, Inc.	433,228	3,782,080
New York City REIT, Inc. (b)	57,047	525,973
NexPoint Residential Trust, Inc.	125,109	8,105,812
Office Properties Income Trust	274,378	7,279,248
Omega Healthcare Investors, Inc.	1,267,035	42,483,684
One Liberty Properties, Inc.	94,045	2,994,393
Outfront Media, Inc.	793,197	19,639,558
Paramount Group, Inc.	902,691	7,997,842
Park Hotels & Resorts, Inc. (a)	1,289,569	24,682,351
Pebblebrook Hotel Trust	710,661	15,655,862
Pennsylvania Real Estate Investment Trust (SBI) (a)	326,210	629,585
Physicians Realty Trust	1,178,539	21,814,757
Piedmont Office Realty Trust, Inc. Class A	684,580	12,199,216
Plymouth Industrial REIT, Inc.	168,510	3,970,096
Postal Realty Trust, Inc.	75,880	1,483,454
Potlatch Corp.	367,390	19,085,911
Preferred Apartment Communities, Inc. Class A	296,434	3,699,496
PS Business Parks, Inc.	114,214	17,957,867
QTS Realty Trust, Inc. Class A	375,262	29,262,931
Rayonier, Inc.	757,002	27,842,534
Retail Opportunity Investments Corp.	663,179	11,990,276
Retail Properties America, Inc.	1,171,275	15,484,256
Retail Value, Inc.	100,799	2,519,975
Rexford Industrial Realty, Inc.	740,562	45,863,005
RLJ Lodging Trust	887,383	12,804,937
RPT Realty	456,856	5,911,717
Ryman Hospitality Properties, Inc. (a)	300,898	24,995,597
Sabra Health Care REIT, Inc.	1,171,063	18,737,008
Safehold, Inc.	83,488	7,481,360
Saul Centers, Inc.	78,637	3,623,593
Seritage Growth Properties (a)	218,004	3,525,125
Service Properties Trust	876,114	10,013,983
SITE Centers Corp.	925,325	14,906,986
SL Green Realty Corp.	371,719	26,050,068
Sotherly Hotels, Inc. (a)	67,694	162,466
Spirit Realty Capital, Inc.	629,083	32,567,627
Stag Industrial, Inc.	877,525	37,075,431
Store Capital Corp.	1,331,735	48,035,681
Summit Hotel Properties, Inc. (a)	575,486	5,363,530
Sun Communities, Inc.	610,097	122,928,445
Sunstone Hotel Investors, Inc. (a)	1,156,162	13,399,918
Tanger Factory Outlet Centers, Inc. (b)	548,589	9,172,408
Terreno Realty Corp.	390,399	26,082,557
The GEO Group, Inc. (b)	678,356	5,257,259
The Macerich Co.	906,408	15,481,449
UMH Properties, Inc.	239,019	5,664,750
Uniti Group, Inc.	1,273,805	16,648,631
Universal Health Realty Income Trust (SBI)	75,622	4,479,091
Urban Edge Properties	609,901	11,551,525
Urstadt Biddle Properties, Inc. Class A	181,566	3,464,279
VEREIT, Inc.	1,247,452	63,033,750
VICI Properties, Inc. (b)	2,914,126	90,075,635
Washington REIT (SBI)	455,942	11,462,382
Wheeler REIT, Inc. (a)	41,839	137,232
Whitestone REIT Class B	244,331	2,396,887
WP Carey, Inc.	967,941	75,615,551
Xenia Hotels & Resorts, Inc. (a)	615,269	10,717,986
		2,828,904,129
Real Estate Management & Development - 0.5%
Alset Ehome International, Inc. (b)	39,967	80,334
Altisource Asset Management Corp. (a)	2,426	52,644
Altisource Portfolio Solutions SA (a)	71,397	774,657
American Realty Investments, Inc. (a)	22,106	249,798
Amrep Corp. (a)(b)	3,721	56,001
Cushman & Wakefield PLC (a)	661,603	12,001,478
eXp World Holdings, Inc. (b)	314,333	14,412,168
Fathom Holdings, Inc. (a)(b)	23,050	658,769
Forestar Group, Inc. (a)	112,689	2,342,804
FRP Holdings, Inc. (a)	34,273	1,977,552
Howard Hughes Corp. (a)	243,405	22,035,455
InterGroup Corp. (a)	1,743	81,224
J.W. Mays, Inc. (a)	15	466
Jones Lang LaSalle, Inc. (a)	277,049	67,164,989
Kennedy-Wilson Holdings, Inc.	666,077	14,647,033
Marcus & Millichap, Inc. (a)	133,680	5,242,930
Maui Land & Pineapple, Inc. (a)	29,867	327,940
Newmark Group, Inc.	889,514	12,115,181
Opendoor Technologies, Inc. (a)(b)	1,838,718	32,600,470
Rafael Holdings, Inc. (a)(b)	61,907	2,590,808
RE/MAX Holdings, Inc.	108,426	3,631,187
Realogy Holdings Corp. (a)	621,995	10,916,012
Redfin Corp. (a)(b)	561,964	27,294,591
Stratus Properties, Inc. (a)	42,018	1,266,002
Tejon Ranch Co. (a)	127,257	2,445,880
The RMR Group, Inc.	91,039	4,218,747
The St. Joe Co. (b)	174,581	8,077,863
Transcontinental Realty Investors, Inc. (a)	1,782	61,925
Trinity Place Holdings, Inc. (a)	39,666	84,092
		247,409,000

TOTAL REAL ESTATE		3,076,313,129

UTILITIES - 1.9%
Electric Utilities - 0.7%
Allete, Inc.	283,753	19,130,627
Avangrid, Inc.	386,292	21,110,858
Genie Energy Ltd. Class B	110,023	743,755
Hawaiian Electric Industries, Inc.	595,074	25,945,226
IDACORP, Inc.	275,896	29,065,644
MGE Energy, Inc.	199,361	16,056,535
OGE Energy Corp.	1,073,202	38,002,083
Otter Tail Corp.	227,954	12,507,836
PG&E Corp. (a)	8,031,995	73,653,394
PNM Resources, Inc.	469,376	23,234,112
Portland General Electric Co.	484,479	24,877,997
Via Renewables, Inc. Class A, (b)	64,727	724,942
		285,053,009
Gas Utilities - 0.5%
Chesapeake Utilities Corp.	95,134	12,434,014
National Fuel Gas Co.	492,392	25,510,830
New Jersey Resources Corp.	519,731	19,406,756
Northwest Natural Holding Co. (b)	170,063	8,749,741
ONE Gas, Inc.	290,499	20,863,638
RGC Resources, Inc. (b)	49,903	1,199,668
South Jersey Industries, Inc.	596,201	14,791,747
Southwest Gas Corp.	308,703	21,704,908
Spire, Inc.	281,137	18,751,838
UGI Corp.	1,129,713	52,317,009
		195,730,149
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc.:
Class A	179,354	5,333,988
Class C	422,511	13,262,620
Ormat Technologies, Inc. (b)	243,179	17,297,322
Sunnova Energy International, Inc. (a)(b)	349,900	12,666,380
Vistra Corp.	2,594,385	49,526,810
		98,087,120
Multi-Utilities - 0.2%
Avista Corp. (b)	378,652	15,846,586
Black Hills Corp.	340,374	23,938,503
MDU Resources Group, Inc.	1,093,278	35,170,753
NorthWestern Energy Corp.	271,046	17,238,526
Unitil Corp.	79,031	3,919,938
		96,114,306
Water Utilities - 0.3%
American States Water Co.	200,084	18,449,746
Artesian Resources Corp. Class A	44,801	1,765,607
Cadiz, Inc. (a)(b)	190,483	2,560,092
California Water Service Group (b)	281,754	17,905,467
Essential Utilities, Inc.	1,219,415	60,519,566
Global Water Resources, Inc.	35,173	703,460
Middlesex Water Co. (b)	91,851	10,049,418
Pure Cycle Corp. (a)	141,539	2,116,008
SJW Corp.	153,420	10,636,609
York Water Co.	71,654	3,695,197
		128,401,170

TOTAL UTILITIES		803,385,754

TOTAL COMMON STOCKS
(Cost $26,782,440,535)		42,971,801,534

Nonconvertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Meta Materials, Inc. Series A (c)	678,259	786,780
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8.00%	86	2,142
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $167,977)		788,922
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 4% 6/15/23 (Cost $43,000)(c)(e)	43,000	42,995
	Shares	Value

Money Market Funds - 7.9%
Fidelity Cash Central Fund 0.06% (f)	21,227,694	21,231,940
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	3,349,277,831	3,349,612,759
TOTAL MONEY MARKET FUNDS
(Cost $3,370,844,699)		3,370,844,699
TOTAL INVESTMENT IN SECURITIES - 107.9%
(Cost $30,153,496,211)		46,343,478,150
NET OTHER ASSETS (LIABILITIES) - (7.9)%		(3,385,777,648)
NET ASSETS - 100%		$42,957,700,502

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	375	Sept. 2021	$42,585,000	$1,540,618	$1,540,618
CME E-mini S&P MidCap 400 Index Contracts (United States)	104	Sept. 2021	28,620,800	859,598	859,598
TOTAL FUTURES CONTRACTS					$2,400,216

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,711,801 or 0.0% of net assets.

 (e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$232,870,377	$4,031,452,567	$4,243,091,004	$34,734	$--	$--	$21,231,940	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	2,631,791,083	6,843,562,786	6,125,741,110	15,061,424	--	--	3,349,612,759	10.2%
Total	$2,864,661,460	$10,875,015,353	$10,368,832,114	$15,096,158	$--	$--	$3,370,844,699

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,583,643,695	$2,582,582,138	$--	$1,061,557
Consumer Discretionary	5,012,642,237	5,012,629,746	--	12,491
Consumer Staples	1,110,967,600	1,110,967,600	--	--
Energy	950,506,689	949,719,909	--	786,780
Financials	6,113,668,857	6,113,668,857	--	--
Health Care	6,099,225,474	6,097,817,524	309	1,407,641
Industrials	5,716,575,361	5,716,544,983	--	30,378
Information Technology	9,882,839,966	9,882,833,726	--	6,240
Materials	1,622,821,694	1,622,821,694	--	--
Real Estate	3,076,313,129	3,076,313,129	--	--
Utilities	803,385,754	803,385,754	--	--
Corporate Bonds	42,995	--	--	42,995
Money Market Funds	3,370,844,699	3,370,844,699	--	--
Total Investments in Securities:	$46,343,478,150	$46,340,129,759	$309	$3,348,082
Derivative Instruments:
Assets
Futures Contracts	$2,400,216	$2,400,216	$--	$--
Total Assets	$2,400,216	$2,400,216	$--	$--
Total Derivative Instruments:	$2,400,216	$2,400,216	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,400,216	$0
Total Equity Risk	2,400,216	0
Total Value of Derivatives	$2,400,216	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,276,959,032) — See accompanying schedule: Unaffiliated issuers (cost $26,782,651,512)	$42,972,523,925
Fidelity Central Funds (cost $3,370,844,699)	3,370,844,699
Total Investment in Securities (cost $30,153,496,211)		$46,343,478,150
Segregated cash with brokers for derivative instruments		3,795,000
Cash		2,247,412
Receivable for fund shares sold		22,582,573
Dividends receivable		17,001,594
Interest receivable		367
Distributions receivable from Fidelity Central Funds		1,789,025
Receivable for daily variation margin on futures contracts		9,918
Other receivables		779,039
Total assets		46,391,683,078
Liabilities
Payable for investments purchased	$53,070,073
Payable for fund shares redeemed	29,051,198
Accrued management fee	1,230,861
Other payables and accrued expenses	779,532
Collateral on securities loaned	3,349,850,912
Total liabilities		3,433,982,576
Net Assets		$42,957,700,502
Net Assets consist of:
Paid in capital		$25,943,383,953
Total accumulated earnings (loss)		17,014,316,549
Net Assets		$42,957,700,502
Net Asset Value, offering price and redemption price per share ($42,957,700,502 ÷ 469,811,039 shares)		$91.44

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$188,281,149
Interest		3,541
Income from Fidelity Central Funds (including $15,061,424 from security lending)		15,096,158
Total income		203,380,848
Expenses
Management fee	$6,945,630
Independent trustees' fees and expenses	71,422
Total expenses before reductions	7,017,052
Expense reductions	(1,727)
Total expenses after reductions		7,015,325
Net investment income (loss)		196,365,523
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	744,884,677
Futures contracts	17,135,178
Total net realized gain (loss)		762,019,855
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,933,795,643
Futures contracts	(15,819,057)
Total change in net unrealized appreciation (depreciation)		1,917,976,586
Net gain (loss)		2,679,996,441
Net increase (decrease) in net assets resulting from operations		$2,876,361,964

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$196,365,523	$289,677,113
Net realized gain (loss)	762,019,855	2,569,587,232
Change in net unrealized appreciation (depreciation)	1,917,976,586	9,489,806,069
Net increase (decrease) in net assets resulting from operations	2,876,361,964	12,349,070,414
Distributions to shareholders	(2,251,130,427)	(682,073,096)
Share transactions
Proceeds from sales of shares	9,430,939,192	7,800,489,305
Reinvestment of distributions	2,168,566,829	654,798,471
Cost of shares redeemed	(4,868,763,095)	(7,704,086,360)
Net increase (decrease) in net assets resulting from share transactions	6,730,742,926	751,201,416
Total increase (decrease) in net assets	7,355,974,463	12,418,198,734
Net Assets
Beginning of period	35,601,726,039	23,183,527,305
End of period	$42,957,700,502	$35,601,726,039
Other Information
Shares
Sold	105,258,683	111,885,482
Issued in reinvestment of distributions	24,923,189	11,121,701
Redeemed	(54,629,934)	(117,974,072)
Net increase (decrease)	75,551,938	5,033,111

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Extended Market Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$90.30	$59.56	$62.22	$61.68	$58.09	$45.99
Income from Investment Operations
Net investment income (loss)B	.44	.75	.86	.88	.83	.81
Net realized and unrealized gain (loss)	6.06	31.78	(.72)	2.89	6.24	13.98
Total from investment operations	6.50	32.53	.14	3.77	7.07	14.79
Distributions from net investment income	(.08)	(.78)	(.92)	(.90)	(.81)	(.76)
Distributions from net realized gain	(5.29)	(1.01)	(1.88)	(2.33)	(2.67)	(1.93)
Total distributions	(5.36)C	(1.79)	(2.80)	(3.23)	(3.48)	(2.69)
Redemption fees added to paid in capitalB	–	–	–	–	–	–D
Net asset value, end of period	$91.44	$90.30	$59.56	$62.22	$61.68	$58.09
Total ReturnE,F	7.51%	56.23%	- %G	6.77%	12.35%	32.58%
Ratios to Average Net AssetsH,I
Expenses before reductions	.04%J	.04%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.04%J	.04%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.04%J	.04%	.05%	.05%	.05%	.05%
Net investment income (loss)	.98%J	1.12%	1.38%	1.47%	1.37%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$42,957,701	$35,601,726	$23,183,527	$23,012,061	$2,985,201	$2,219,377
Portfolio turnover rateK	13%J,L	26%L	15%	13%L	11%	12%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amount represents less than .005%.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	2.0
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.0
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.6
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.2
Novartis AG (Switzerland, Pharmaceuticals)	1.2
Toyota Motor Corp. (Japan, Automobiles)	1.0
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.0
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	0.9
SAP SE (Germany, Software)	0.9
Unilever PLC (United Kingdom, Personal Products)	0.8
12.6

Top Market Sectors as of August 31, 2021

% of fund's net assets
Financials	15.8
Industrials	15.6
Consumer Discretionary	12.6
Health Care	12.5
Consumer Staples	10.0
Information Technology	9.7
Materials	8.0
Communication Services	4.4
Utilities	3.3
Energy	2.9

Geographic Diversification (% of fund's net assets)

As of August 31, 2021
Japan	22.3%
United Kingdom	13.1%
France	10.2%
Switzerland	9.9%
Germany	8.9%
Australia	6.6%
Netherlands	6.2%
Sweden	3.5%
Denmark	2.6%
Other*	16.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Fidelity® International Index Fund

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 6.6%
Afterpay Ltd. (a)	487,693	$48,017,919
AGL Energy Ltd.	1,399,895	6,605,401
Ampol Ltd.	535,599	10,798,489
APA Group unit	2,651,534	17,806,719
Aristocrat Leisure Ltd.	1,290,556	43,117,332
ASX Ltd.	434,851	27,920,975
Aurizon Holdings Ltd.	4,137,771	11,442,009
AusNet Services	4,272,719	6,048,244
Australia & New Zealand Banking Group Ltd.	6,391,392	130,216,096
BHP Group Ltd.	6,616,273	218,910,169
BlueScope Steel Ltd.	1,131,274	20,855,104
Brambles Ltd.	3,243,516	28,734,537
Cochlear Ltd.	147,748	25,205,434
Coles Group Ltd.	2,996,646	39,634,911
Commonwealth Bank of Australia	3,984,888	291,864,300
Computershare Ltd.	1,221,198	14,740,562
Crown Ltd. (a)	836,862	5,699,642
CSL Ltd.	1,022,303	233,289,246
Dexus unit	2,415,129	18,798,620
Dominos Pizza Enterprises Ltd.	136,074	15,602,673
Endeavour Group Ltd.	3,015,453	16,103,469
Evolution Mining Ltd.	4,069,679	11,640,749
Fortescue Metals Group Ltd.	3,802,861	58,421,642
Goodman Group unit	3,734,015	63,182,340
Insurance Australia Group Ltd.	5,540,095	21,236,968
Lendlease Group unit	1,548,276	13,523,737
Macquarie Group Ltd.	771,875	94,152,268
Magellan Financial Group Ltd.	309,564	9,814,843
Medibank Private Ltd.	6,185,164	16,062,886
Mirvac Group unit	8,845,204	20,188,612
National Australia Bank Ltd.	7,408,993	149,373,892
Newcrest Mining Ltd.	1,834,777	33,206,798
Northern Star Resources Ltd.	2,481,996	17,721,273
Orica Ltd.	914,359	8,809,404
Origin Energy Ltd.	3,957,224	12,882,337
Qantas Airways Ltd.	2,076,374	7,731,564
QBE Insurance Group Ltd.	3,314,822	28,524,993
Ramsay Health Care Ltd.	411,331	20,732,643
REA Group Ltd.	118,865	13,347,699
Reece Ltd.	652,864	9,972,344
Rio Tinto Ltd.	833,553	68,332,585
Santos Ltd.	4,211,550	18,639,804
Scentre Group unit	11,663,633	24,317,713
SEEK Ltd.	755,753	17,990,426
Sonic Healthcare Ltd.	1,020,099	32,387,399
South32 Ltd.	10,594,026	24,335,188
Stockland Corp. Ltd. unit	5,363,974	18,128,950
Suncorp Group Ltd.	2,882,135	26,313,155
Sydney Airport unit (a)	2,970,874	17,321,543
Tabcorp Holdings Ltd.	4,988,664	17,480,900
Telstra Corp. Ltd.	9,368,820	26,318,440
The GPT Group unit	4,318,111	15,320,733
Transurban Group unit	6,151,975	63,951,783
Treasury Wine Estates Ltd.	1,621,174	14,978,799
Vicinity Centres unit	8,697,375	11,007,237
Washington H. Soul Pattinson & Co. Ltd. (b)	242,015	6,341,790
Wesfarmers Ltd.	2,547,135	111,708,229
Westpac Banking Corp.	8,240,092	155,025,306
WiseTech Global Ltd.	328,863	11,629,624
Woodside Petroleum Ltd.	2,164,845	30,866,164
Woolworths Group Ltd.	2,847,579	86,971,363

TOTAL AUSTRALIA		2,641,305,974

Austria - 0.2%
Erste Group Bank AG	628,075	25,110,561
OMV AG	331,274	18,356,753
Raiffeisen International Bank-Holding AG	333,624	8,012,466
Verbund AG	153,062	16,762,518
Voestalpine AG	260,655	11,818,306

TOTAL AUSTRIA		80,060,604

Bailiwick of Jersey - 0.8%
Experian PLC	2,074,585	91,510,230
Ferguson PLC	502,129	72,521,484
Glencore Xstrata PLC	22,454,317	101,218,118
WPP PLC	2,712,881	36,783,565

TOTAL BAILIWICK OF JERSEY		302,033,397

Belgium - 0.8%
Ageas	393,191	19,661,423
Anheuser-Busch InBev SA NV	1,711,189	104,951,063
Colruyt NV	122,614	6,860,957
Elia System Operator SA/NV	69,465	8,727,013
Groupe Bruxelles Lambert SA	253,399	29,052,404
KBC Groep NV	561,630	47,308,737
Proximus	345,032	6,764,819
Sofina SA	34,598	15,294,835
Solvay SA Class A	166,528	21,815,870
UCB SA	284,099	32,498,386
Umicore SA	442,758	29,140,120

TOTAL BELGIUM		322,075,627

Bermuda - 0.1%
CK Infrastructure Holdings Ltd.	1,488,950	9,045,752
Hongkong Land Holdings Ltd.	2,623,343	11,018,041
Jardine Matheson Holdings Ltd.	486,257	26,413,480

TOTAL BERMUDA		46,477,273

Cayman Islands - 0.7%
Budweiser Brewing Co. APAC Ltd. (c)	3,865,400	9,671,638
Chow Tai Fook Jewellery Group Ltd.	4,493,800	9,106,107
CK Asset Holdings Ltd.	4,506,023	29,374,071
CK Hutchison Holdings Ltd.	6,064,425	44,250,509
ESR Cayman Ltd. (a)(c)	4,469,400	13,619,474
Futu Holdings Ltd. ADR (a)(b)	114,367	10,886,595
Melco Crown Entertainment Ltd. sponsored ADR (a)	484,110	6,661,354
Sands China Ltd. (a)	5,452,800	17,517,660
Sea Ltd. ADR (a)	154,779	52,364,831
SITC International Holdings Co. Ltd.	3,014,000	13,137,288
WH Group Ltd. (b)(c)	21,539,000	18,693,563
Wharf Real Estate Investment Co. Ltd.	3,751,585	18,595,247
Wynn Macau Ltd. (a)	3,502,400	3,944,869
Xinyi Glass Holdings Ltd.	4,094,000	17,213,071

TOTAL CAYMAN ISLANDS		265,036,277

Denmark - 2.6%
A.P. Moller - Maersk A/S:
Series A	7,024	19,014,830
Series B	13,038	37,142,138
Ambu A/S Series B	376,299	11,895,642
Carlsberg A/S Series B	225,292	39,330,055
Christian Hansen Holding A/S	236,890	21,860,288
Coloplast A/S Series B	266,902	46,233,858
Danske Bank A/S	1,548,325	26,021,752
Demant A/S (a)	242,752	13,759,878
DSV Panalpina A/S	452,779	115,383,807
Genmab A/S (a)	147,396	69,787,379
GN Store Nord A/S	279,329	21,017,753
Novo Nordisk A/S Series B	3,782,488	378,664,751
Novozymes A/S Series B	461,299	37,266,033
ORSTED A/S (c)	424,935	67,536,746
Pandora A/S	224,513	26,877,965
Rockwool International A/S Series B	18,795	9,946,292
Tryg A/S	808,196	20,011,776
Vestas Wind Systems A/S	2,268,462	91,592,818

TOTAL DENMARK		1,053,343,761

Finland - 1.3%
Elisa Corp. (A Shares)	320,118	20,501,599
Fortum Corp.	997,252	30,285,436
Kesko Oyj	613,396	25,320,386
Kone OYJ (B Shares)	763,438	63,316,402
Neste Oyj	950,163	57,822,982
Nokia Corp. (a)	12,114,091	72,662,862
Nordea Bank ABP	7,273,878	85,432,014
Orion Oyj (B Shares)	237,768	9,694,110
Sampo Oyj (A Shares)	1,119,780	57,832,164
Stora Enso Oyj (R Shares)	1,306,666	25,572,670
UPM-Kymmene Corp.	1,198,786	48,734,514
Wartsila Corp.	1,063,004	15,067,979

TOTAL FINLAND		512,243,118

France - 10.1%
Accor SA (a)	381,746	13,143,771
Aeroports de Paris SA (a)(b)	66,787	7,841,714
Air Liquide SA	708,158	126,931,896
Alstom SA	714,643	30,724,746
Amundi SA (c)	136,322	12,901,120
Arkema SA	137,867	18,297,198
Atos Origin SA	222,538	11,551,006
AXA SA	4,347,826	122,145,679
bioMerieux SA	93,162	11,423,607
BNP Paribas SA	2,526,793	160,072,029
Bollore SA	1,986,751	11,752,740
Bouygues SA	514,615	21,528,390
Bureau Veritas SA	658,839	21,867,448
Capgemini SA	360,269	80,887,456
Carrefour SA	1,378,713	27,430,374
CNP Assurances (b)	385,836	6,603,572
Compagnie de St. Gobain	1,136,986	82,423,466
Compagnie Generale des Etablissements Michelin SCA Series B	380,625	61,621,628
Covivio	116,652	11,090,571
Credit Agricole SA	2,621,429	37,793,031
Danone SA	1,467,565	107,170,083
Dassault Aviation SA	5,616	6,332,693
Dassault Systemes SA	1,491,908	85,092,657
Edenred SA	554,117	31,405,135
EDF SA (a)	200,740	2,719,848
EDF SA	1,044,842	14,156,675
Eiffage SA	192,144	19,969,452
ENGIE	4,101,806	58,757,793
Essilor International SA	640,980	125,831,742
Eurazeo SA	89,027	9,155,833
Faurecia SA	263,670	12,714,650
Gecina SA	103,010	16,000,303
Getlink SE	989,719	15,910,635
Hermes International SCA	71,128	104,518,568
Iliad SA	33,383	7,173,890
Ipsen SA	84,745	8,473,306
Kering SA	168,479	134,079,885
Klepierre SA	463,709	11,333,755
L'Oreal SA	364,757	170,681,190
L'Oreal SA (a)	201,944	94,495,903
La Francaise des Jeux SAEM (c)	214,311	11,086,020
Legrand SA	600,786	68,930,718
LVMH Moet Hennessy Louis Vuitton SE	623,554	461,935,266
Orange SA	4,489,075	51,037,193
Orpea	116,173	14,622,457
Pernod Ricard SA	470,434	98,844,987
Publicis Groupe SA	501,595	32,882,181
Remy Cointreau SA	50,975	10,039,480
Renault SA (a)	432,223	16,050,423
Safran SA	767,690	96,303,298
Sanofi SA	2,548,877	264,162,079
Sartorius Stedim Biotech	62,115	37,668,598
Schneider Electric SA	1,210,183	216,219,162
SCOR SE	356,743	10,947,620
SEB SA	62,082	9,764,002
Societe Generale Series A	1,821,419	57,327,556
Sodexo SA (a)	84,696	7,002,336
Sodexo SA (a)	113,979	9,423,341
Suez Environnement SA	788,518	18,294,988
Teleperformance	131,807	58,268,290
Thales SA	239,278	24,280,413
Total SA	5,611,849	248,226,830
Ubisoft Entertainment SA (a)	208,320	13,232,889
Valeo SA	516,187	14,676,466
Veolia Environnement SA	1,236,452	42,411,277
VINCI SA	1,196,311	128,386,144
Vivendi SA	1,598,638	60,894,605
Wendel SA	60,252	8,743,419
Worldline SA (a)(c)	533,775	47,439,281

TOTAL FRANCE		4,053,106,757

Germany - 8.3%
adidas AG	427,639	151,707,646
Allianz SE	926,060	217,573,755
BASF AG	2,062,997	159,591,823
Bayer AG	2,206,854	122,769,211
Bayerische Motoren Werke AG (BMW)	736,514	69,892,879
Bechtle AG (b)	184,159	13,312,028
Beiersdorf AG	226,318	27,457,367
Brenntag AG	346,861	34,992,475
Carl Zeiss Meditec AG (b)	90,467	19,985,818
Commerzbank AG (a)	2,251,419	14,115,907
Continental AG (a)	247,125	33,210,553
Covestro AG (c)	433,991	28,132,675
Daimler AG (Germany)	1,922,490	162,121,977
Delivery Hero AG (a)(c)	363,853	52,671,342
Deutsche Bank AG (a)	4,642,064	57,705,201
Deutsche Borse AG	426,732	73,614,503
Deutsche Lufthansa AG (a)(b)	670,685	6,719,368
Deutsche Post AG	2,226,465	156,629,776
Deutsche Telekom AG	7,489,591	159,253,078
Deutsche Wohnen SE (Bearer) (b)	767,797	47,649,651
E.ON AG	5,041,380	66,538,268
Evonik Industries AG	470,630	15,892,916
Fresenius Medical Care AG & Co. KGaA	460,565	35,412,826
Fresenius SE & Co. KGaA	939,372	48,858,652
GEA Group AG	344,743	15,919,933
Hannover Reuck SE	135,440	24,939,646
HeidelbergCement AG	334,144	29,038,183
HelloFresh AG (a)	371,000	39,985,957
Henkel AG & Co. KGaA	232,561	20,924,246
Infineon Technologies AG	2,933,363	124,895,993
KION Group AG	162,031	17,337,247
Knorr-Bremse AG	162,942	19,556,826
Lanxess AG	186,470	13,593,571
LEG Immobilien AG	161,923	25,810,729
Merck KGaA	290,344	68,976,124
MTU Aero Engines AG	119,917	27,518,405
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	314,719	91,953,524
Nemetschek Se	130,186	12,761,595
Puma AG	236,996	28,766,835
Rational AG	11,497	13,148,825
RWE AG	1,442,930	56,376,743
SAP SE	2,345,794	352,361,776
Scout24 AG (c)	196,883	16,551,836
Siemens AG	1,718,356	285,066,367
Siemens Healthineers AG (c)	633,704	44,071,689
Symrise AG	288,881	41,136,207
TeamViewer AG (a)(c)	361,548	12,042,787
Telefonica Deutschland Holding AG	2,346,872	6,586,831
Uniper SE	206,370	8,194,668
United Internet AG	218,875	9,461,366
Volkswagen AG	73,238	24,489,938
Vonovia SE	1,227,585	82,851,762
Zalando SE (a)(c)	498,165	55,173,941

TOTAL GERMANY		3,345,303,245

Hong Kong - 2.3%
AIA Group Ltd.	27,171,000	324,441,498
BOC Hong Kong (Holdings) Ltd.	8,310,066	25,216,177
CLP Holdings Ltd.	3,688,657	36,874,950
Galaxy Entertainment Group Ltd. (a)	4,888,000	31,329,909
Hang Lung Properties Ltd.	4,553,423	10,936,482
Hang Seng Bank Ltd.	1,717,101	30,732,497
Henderson Land Development Co. Ltd.	3,266,381	14,783,330
Hong Kong & China Gas Co. Ltd.	25,158,640	40,449,045
Hong Kong Exchanges and Clearing Ltd.	2,705,438	170,728,063
Link (REIT)	4,675,482	43,012,907
MTR Corp. Ltd.	3,472,342	19,555,070
New World Development Co. Ltd.	3,425,450	16,119,868
Power Assets Holdings Ltd.	3,117,676	19,582,057
Sino Land Ltd.	7,487,432	11,032,661
SJM Holdings Ltd. (a)	4,469,000	3,890,109
Sun Hung Kai Properties Ltd.	2,929,676	41,285,060
Swire Pacific Ltd. (A Shares)	1,120,384	7,591,722
Swire Properties Ltd.	2,631,000	7,120,914
Techtronic Industries Co. Ltd.	3,089,000	68,512,494

TOTAL HONG KONG		923,194,813

Ireland - 0.9%
CRH PLC	1,761,077	93,294,673
DCC PLC (United Kingdom)	222,290	18,887,032
Flutter Entertainment PLC (Ireland) (a)	374,198	72,792,199
James Hardie Industries PLC CDI	997,923	38,720,822
Kerry Group PLC Class A	357,634	52,446,722
Kingspan Group PLC (Ireland)	346,806	39,630,557
Smurfit Kappa Group PLC	552,755	31,706,488

TOTAL IRELAND		347,478,493

Isle of Man - 0.1%
Entain PLC (a)	1,316,466	34,986,204
Israel - 0.6%
Azrieli Group	96,108	8,982,224
Bank Hapoalim BM (Reg.)	2,566,464	22,073,927
Bank Leumi le-Israel BM	3,278,667	27,085,440
Check Point Software Technologies Ltd. (a)	247,364	31,076,339
CyberArk Software Ltd. (a)	89,479	15,027,103
Elbit Systems Ltd. (Israel)	60,021	8,728,660
Icl Group Ltd.	1,598,408	11,306,153
Israel Discount Bank Ltd. (Class A) (a)	2,633,786	13,604,911
Mizrahi Tefahot Bank Ltd.	318,259	10,586,145
NICE Systems Ltd. (a)	137,747	40,184,439
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	2,480,464	23,365,971
Wix.com Ltd. (a)(b)	125,882	27,955,875

TOTAL ISRAEL		239,977,187

Italy - 1.8%
Amplifon SpA	279,686	14,622,994
Assicurazioni Generali SpA	2,483,561	50,643,665
Atlantia SpA (a)	1,113,545	20,872,740
DiaSorin SpA	56,595	12,913,844
Enel SpA	18,268,068	166,430,137
Eni SpA	5,670,333	69,958,285
FinecoBank SpA	1,369,401	25,248,209
Infrastrutture Wireless Italiane SpA (c)	758,970	9,024,269
Intesa Sanpaolo SpA	37,092,393	104,966,149
Mediobanca SpA	1,392,520	16,409,296
Moncler SpA	460,833	29,491,768
Nexi SpA (a)(c)	986,883	20,561,050
Poste Italiane SpA (c)	1,170,934	15,878,935
Prysmian SpA	572,174	21,531,195
Recordati SpA	234,900	15,410,020
Snam Rete Gas SpA	4,529,476	26,781,012
Telecom Italia SpA	22,204,256	10,049,235
Telecom Italia SpA (Risparmio Shares)	13,763,031	6,644,911
Terna - Rete Elettrica Naziona	3,159,519	24,980,111
UniCredit SpA	4,787,936	59,744,660

TOTAL ITALY		722,162,485

Japan - 22.3%
ABC-MART, Inc.	73,900	3,956,470
ACOM Co. Ltd.	888,100	3,430,828
Advantest Corp.	448,200	38,784,384
AEON Co. Ltd.	1,468,700	38,975,318
AGC, Inc.	434,235	20,998,320
Aisin Seiki Co. Ltd.	330,800	12,643,858
Ajinomoto Co., Inc.	1,048,666	30,921,897
Ana Holdings, Inc. (a)	358,800	8,497,509
Asahi Group Holdings	1,024,503	47,623,582
ASAHI INTECC Co. Ltd.	470,500	14,241,376
Asahi Kasei Corp.	2,816,127	29,078,946
Astellas Pharma, Inc.	4,181,500	70,581,698
Azbil Corp.	277,200	12,031,359
Bandai Namco Holdings, Inc.	448,750	31,167,557
Bridgestone Corp.	1,282,379	59,028,017
Brother Industries Ltd.	530,100	10,880,024
Canon, Inc.	2,246,944	53,459,581
Capcom Co. Ltd.	396,100	11,053,284
Casio Computer Co. Ltd.	436,000	6,733,300
Central Japan Railway Co.	323,900	47,474,322
Chiba Bank Ltd.	1,189,374	7,427,168
Chubu Electric Power Co., Inc.	1,446,064	17,468,700
Chugai Pharmaceutical Co. Ltd.	1,508,375	59,065,396
Concordia Financial Group Ltd.	2,444,384	9,487,361
Cosmos Pharmaceutical Corp.	44,900	7,950,298
CyberAgent, Inc.	908,800	16,694,858
Dai Nippon Printing Co. Ltd.	497,921	11,839,852
Dai-ichi Mutual Life Insurance Co.	2,288,600	45,131,279
Daifuku Co. Ltd.	227,400	20,091,151
Daiichi Sankyo Kabushiki Kaisha	3,936,110	93,541,422
Daikin Industries Ltd.	559,594	139,644,763
Daito Trust Construction Co. Ltd.	147,063	16,147,989
Daiwa House Industry Co. Ltd.	1,271,684	38,792,633
Daiwa House REIT Investment Corp.	4,430	13,106,985
Daiwa Securities Group, Inc.	3,241,185	18,339,660
DENSO Corp.	973,438	68,219,852
Dentsu Group, Inc.	485,900	18,020,015
Disco Corp.	64,800	18,877,789
East Japan Railway Co.	679,100	45,645,219
Eisai Co. Ltd.	532,878	44,009,721
ENEOS Holdings, Inc.	6,891,400	26,691,138
FANUC Corp.	430,872	93,870,230
Fast Retailing Co. Ltd.	131,067	86,397,117
Fuji Electric Co. Ltd.	284,930	12,340,967
FUJIFILM Holdings Corp.	809,205	66,698,822
Fujitsu Ltd.	441,707	81,503,905
GLP J-REIT	9,258	16,805,187
GMO Payment Gateway, Inc.	93,400	12,284,670
Hakuhodo DY Holdings, Inc.	524,500	8,252,597
Hamamatsu Photonics K.K.	314,900	18,376,203
Hankyu Hanshin Holdings, Inc.	513,900	15,391,542
Harmonic Drive Systems, Inc.	97,400	5,391,683
Hikari Tsushin, Inc.	46,900	8,214,907
Hino Motors Ltd.	645,100	5,588,150
Hirose Electric Co. Ltd.	72,877	12,142,303
Hisamitsu Pharmaceutical Co., Inc.	114,600	4,593,792
Hitachi Construction Machinery Co. Ltd.	241,500	6,925,715
Hitachi Ltd.	2,173,954	120,242,786
Hitachi Metals Ltd. (a)	480,800	9,286,915
Honda Motor Co. Ltd.	3,661,660	110,826,154
Hoshizaki Corp.	122,000	11,455,347
Hoya Corp.	830,416	134,207,122
Hulic Co. Ltd.	603,300	7,074,099
Ibiden Co. Ltd.	237,200	12,807,054
Idemitsu Kosan Co. Ltd.	468,115	11,224,718
Iida Group Holdings Co. Ltd.	330,000	8,386,856
INPEX Corp.	2,299,700	15,844,863
Isuzu Motors Ltd.	1,309,800	16,572,664
ITO EN Ltd.	120,100	7,598,018
Itochu Corp.	2,668,686	80,316,496
ITOCHU Techno-Solutions Corp.	215,600	6,672,890
Japan Airlines Co. Ltd. (a)	324,100	6,896,497
Japan Exchange Group, Inc.	1,144,000	27,233,886
Japan Post Bank Co. Ltd.	907,500	7,943,667
Japan Post Holdings Co. Ltd.	3,534,300	30,336,222
Japan Post Insurance Co. Ltd.	504,800	9,153,988
Japan Real Estate Investment Corp.	2,796	17,307,422
Japan Retail Fund Investment Corp.	15,679	15,235,060
Japan Tobacco, Inc.	2,692,100	52,182,914
JFE Holdings, Inc.	1,104,275	17,916,928
JSR Corp.	457,016	15,847,985
Kajima Corp.	1,009,858	13,062,109
Kakaku.com, Inc.	302,200	9,421,861
Kansai Electric Power Co., Inc.	1,580,336	15,873,029
Kansai Paint Co. Ltd.	397,500	10,301,073
Kao Corp.	1,081,950	65,360,539
KDDI Corp.	3,642,600	111,337,523
Keio Corp.	230,982	12,429,336
Keisei Electric Railway Co.	290,500	8,938,258
Keyence Corp.	437,048	262,709,487
Kikkoman Corp. (b)	326,749	24,532,534
Kintetsu Group Holdings Co. Ltd. (a)	385,410	13,172,218
Kirin Holdings Co. Ltd.	1,845,856	33,455,773
Kobayashi Pharmaceutical Co. Ltd.	119,500	9,352,316
Kobe Bussan Co. Ltd.	307,300	11,955,133
Koei Tecmo Holdings Co. Ltd.	132,410	5,662,765
Koito Manufacturing Co. Ltd.	234,800	14,363,532
Komatsu Ltd.	1,966,645	47,834,153
Konami Holdings Corp.	209,800	13,310,949
Kose Corp.	74,800	9,042,767
Kubota Corp.	2,306,964	47,695,220
Kurita Water Industries Ltd.	221,800	10,403,018
Kyocera Corp.	720,704	44,847,881
Kyowa Hakko Kirin Co., Ltd.	606,289	19,811,925
Lasertec Corp.	169,400	37,062,746
Lawson, Inc.	112,516	5,420,486
Lion Corp.	502,500	8,555,038
LIXIL Group Corp. (b)	598,059	17,422,889
M3, Inc.	991,100	66,673,918
Makita Corp.	503,100	28,901,441
Marubeni Corp.	3,511,944	27,951,263
Mazda Motor Corp. (a)	1,277,900	11,092,983
McDonald's Holdings Co. (Japan) Ltd.	178,700	8,527,701
Medipal Holdings Corp.	411,370	7,863,574
Meiji Holdings Co. Ltd.	274,358	16,858,247
Mercari, Inc. (a)	230,300	11,387,829
Minebea Mitsumi, Inc.	815,100	20,989,668
Misumi Group, Inc.	638,500	25,333,386
Mitsubishi Chemical Holdings Corp.	2,874,175	25,231,816
Mitsubishi Corp.	2,835,902	85,349,012
Mitsubishi Electric Corp.	4,098,906	56,091,469
Mitsubishi Estate Co. Ltd.	2,655,623	41,542,764
Mitsubishi Gas Chemical Co., Inc.	354,133	6,679,325
Mitsubishi Heavy Industries Ltd.	719,625	19,028,215
Mitsubishi UFJ Financial Group, Inc.	27,452,930	148,944,312
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,477,300	7,909,191
Mitsui & Co. Ltd.	3,409,923	75,287,033
Mitsui Chemicals, Inc.	413,536	14,283,841
Mitsui Fudosan Co. Ltd.	2,059,277	47,244,604
Miura Co. Ltd.	196,900	8,841,394
Mizuho Financial Group, Inc.	5,416,260	75,964,997
MonotaRO Co. Ltd.	562,700	12,444,204
MS&AD Insurance Group Holdings, Inc.	998,984	32,280,945
Murata Manufacturing Co. Ltd.	1,290,062	106,349,893
Nabtesco Corp.	253,000	10,026,633
NEC Corp.	551,554	28,977,704
Nexon Co. Ltd.	1,098,200	20,064,373
NGK Insulators Ltd.	578,609	9,598,340
NH Foods Ltd.	184,970	7,170,814
Nidec Corp.	1,004,468	114,739,149
Nihon M&A Center, Inc.	679,500	20,320,456
Nintendo Co. Ltd.	251,396	120,780,561
Nippon Building Fund, Inc.	3,338	21,694,042
Nippon Express Co. Ltd.	172,454	11,740,949
Nippon Paint Holdings Co. Ltd.	1,597,000	19,872,681
Nippon Prologis REIT, Inc.	4,635	16,704,790
Nippon Sanso Holdings Corp.	340,000	8,251,602
Nippon Shinyaku Co. Ltd.	110,400	8,961,251
Nippon Steel & Sumitomo Metal Corp.	1,921,063	39,254,189
Nippon Telegraph & Telephone Corp.	2,892,600	77,066,943
Nippon Yusen KK	362,957	29,263,542
Nissan Chemical Corp.	274,800	15,411,680
Nissan Motor Co. Ltd. (a)	5,215,148	27,359,159
Nisshin Seifun Group, Inc.	444,393	7,287,052
Nissin Food Holdings Co. Ltd.	142,523	11,089,369
Nitori Holdings Co. Ltd.	179,900	33,660,250
Nitto Denko Corp.	319,394	24,270,634
Nomura Holdings, Inc.	6,897,747	33,310,888
Nomura Real Estate Holdings, Inc.	265,800	6,801,136
Nomura Real Estate Master Fund, Inc.	9,518	14,681,676
Nomura Research Institute Ltd.	753,665	28,327,090
NSK Ltd.	865,876	6,076,047
NTT Data Corp.	1,417,800	25,529,808
Obayashi Corp.	1,459,604	12,020,190
OBIC Co. Ltd.	156,600	29,821,115
Odakyu Electric Railway Co. Ltd.	662,100	15,430,845
Oji Holdings Corp.	1,821,952	9,539,102
Olympus Corp.	2,617,416	54,993,929
OMRON Corp.	416,860	39,331,062
Ono Pharmaceutical Co. Ltd.	830,300	19,954,672
Oracle Corp. Japan	86,600	7,115,975
Oriental Land Co. Ltd.	449,224	68,027,740
ORIX Corp.	2,742,980	51,149,602
ORIX JREIT, Inc.	5,873	10,468,530
Osaka Gas Co. Ltd.	842,205	15,793,018
Otsuka Corp.	256,100	13,268,827
Otsuka Holdings Co. Ltd.	877,000	37,315,248
Pan Pacific International Holdings Ltd.	925,500	17,640,990
Panasonic Corp.	4,958,473	59,278,913
PeptiDream, Inc. (a)	215,000	7,582,602
Persol Holdings Co. Ltd.	398,200	9,309,371
Pigeon Corp.	259,400	7,509,785
Pola Orbis Holdings, Inc.	205,400	4,488,312
Rakuten Group, Inc.	1,947,400	20,391,808
Recruit Holdings Co. Ltd.	3,047,300	179,431,731
Renesas Electronics Corp. (a)	2,815,600	30,149,168
Resona Holdings, Inc.	4,791,500	18,540,577
Ricoh Co. Ltd.	1,505,970	15,331,422
Rinnai Corp.	81,000	8,709,994
ROHM Co. Ltd.	196,544	18,972,843
Ryohin Keikaku Co. Ltd.	567,900	12,172,051
Santen Pharmaceutical Co. Ltd.	809,300	12,064,282
SBI Holdings, Inc. Japan	549,060	13,325,367
SCSK Corp.	116,900	7,384,948
Secom Co. Ltd.	471,067	35,731,983
Seiko Epson Corp.	628,800	11,716,948
Sekisui Chemical Co. Ltd.	845,493	14,479,015
Sekisui House Ltd.	1,381,867	27,545,647
Seven & i Holdings Co. Ltd.	1,692,300	74,066,486
SG Holdings Co. Ltd.	718,900	19,551,414
Sharp Corp.	480,200	6,342,141
Shimadzu Corp.	532,000	23,864,200
SHIMANO, Inc.	166,600	48,913,148
SHIMIZU Corp.	1,240,016	8,904,355
Shin-Etsu Chemical Co. Ltd.	795,362	131,368,226
Shionogi & Co. Ltd.	595,091	37,390,006
Shiseido Co. Ltd.	898,250	59,545,855
Shizuoka Bank Ltd.	1,000,974	7,842,927
SMC Corp.	128,571	82,402,774
SoftBank Corp.	6,518,100	87,230,669
SoftBank Group Corp.	2,713,960	152,941,876
Sohgo Security Services Co., Ltd.	159,700	7,236,327
Sompo Holdings, Inc.	712,303	31,259,364
Sony Group Corp.	2,832,485	292,865,868
Square Enix Holdings Co. Ltd.	192,900	11,239,276
Stanley Electric Co. Ltd.	291,925	7,291,823
Subaru Corp.	1,382,300	25,587,910
Sumco Corp.	619,000	13,070,372
Sumitomo Chemical Co. Ltd.	3,343,634	16,959,031
Sumitomo Corp.	2,528,142	35,722,372
Sumitomo Dainippon Pharma Co., Ltd.	401,900	7,203,989
Sumitomo Electric Industries Ltd.	1,693,006	22,629,326
Sumitomo Metal Mining Co. Ltd.	554,932	21,306,483
Sumitomo Mitsui Financial Group, Inc.	2,931,200	101,172,487
Sumitomo Mitsui Trust Holdings, Inc.	757,972	24,757,802
Sumitomo Realty & Development Co. Ltd.	694,900	22,435,893
Suntory Beverage & Food Ltd.	312,100	12,496,482
Suzuki Motor Corp.	827,500	35,773,213
Sysmex Corp.	376,400	42,835,322
T&D Holdings, Inc.	1,207,900	14,657,515
Taisei Corp.	428,718	13,424,838
Taisho Pharmaceutical Holdings Co. Ltd.	85,957	5,016,079
Takeda Pharmaceutical Co. Ltd.	3,543,427	117,944,791
TDK Corp.	290,925	30,595,848
Terumo Corp.	1,450,148	60,594,740
THK Co. Ltd.	270,600	6,279,524
TIS, Inc.	502,900	14,216,416
Tobu Railway Co. Ltd.	423,959	11,063,821
Toho Co. Ltd.	251,154	10,866,637
Toho Gas Co. Ltd.	166,100	7,745,244
Tohoku Electric Power Co., Inc.	958,590	7,336,570
Tokio Marine Holdings, Inc.	1,409,600	68,894,416
Tokyo Century Corp.	82,800	4,734,009
Tokyo Electric Power Co., Inc. (a)	3,429,218	9,008,263
Tokyo Electron Ltd.	335,418	144,027,145
Tokyo Gas Co. Ltd.	844,779	16,248,260
Tokyu Corp.	1,122,677	15,460,216
Toppan, Inc.	587,506	10,093,045
Toray Industries, Inc.	3,113,183	20,991,312
Toshiba Corp.	920,388	39,947,759
Tosoh Corp.	583,900	10,604,301
Toto Ltd.	317,992	17,313,749
Toyo Suisan Kaisha Ltd.	199,400	8,255,847
Toyota Industries Corp.	329,186	27,797,463
Toyota Motor Corp.	4,763,863	414,900,768
Toyota Tsusho Corp.	476,900	21,089,111
Trend Micro, Inc.	300,660	16,479,387
Tsuruha Holdings, Inc.	88,800	11,179,203
Unicharm Corp.	906,140	40,391,861
United Urban Investment Corp.	6,638	9,388,472
USS Co. Ltd.	491,400	8,133,794
Welcia Holdings Co. Ltd.	212,000	7,486,434
West Japan Railway Co.	365,400	19,981,333
Yakult Honsha Co. Ltd.	288,166	16,606,576
Yamada Holdings Co. Ltd.	1,515,850	6,517,266
Yamaha Corp.	301,143	17,765,015
Yamaha Motor Co. Ltd.	657,100	16,723,901
Yamato Holdings Co. Ltd.	654,132	16,648,363
Yaskawa Electric Corp.	539,100	26,363,296
Yokogawa Electric Corp.	512,400	8,024,953
Z Holdings Corp.	6,019,700	39,232,149
ZOZO, Inc.	280,000	10,676,726

TOTAL JAPAN		8,954,685,056

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	1,610,019	53,979,745
Aroundtown SA	2,243,837	17,184,077
Eurofins Scientific SA	299,932	42,525,697
InPost SA	448,835	8,744,372
Tenaris SA	1,062,764	10,697,042

TOTAL LUXEMBOURG		133,130,933

Malta - 0.0%
BGP Holdings PLC (a)(d)	5,796,476	68
Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit	5,948,000	5,919,359
HKT Trust/HKT Ltd. unit	8,541,760	11,641,689

TOTAL MULTI-NATIONAL		17,561,048

Netherlands - 6.2%
ABN AMRO Group NV GDR (c)	951,093	13,276,142
Adyen BV (a)(c)	44,402	143,363,441
AEGON NV	4,025,521	19,876,977
AEGON NV rights (a)(e)	3,969,860	374,993
Airbus Group NV (a)	1,324,175	181,142,024
Akzo Nobel NV	428,179	52,781,754
Argenx SE (a)	103,014	34,369,898
ASM International NV (Netherlands)	106,287	41,238,766
ASML Holding NV (Netherlands)	942,269	785,840,816
CNH Industrial NV	2,298,427	37,994,148
Davide Campari Milano NV	1,171,919	16,203,635
EXOR NV	243,511	20,299,308
Ferrari NV	283,143	61,414,786
Heineken Holding NV	258,608	23,970,085
Heineken NV (Bearer)	582,099	63,713,952
ING Groep NV (Certificaten Van Aandelen)	8,770,689	120,986,219
JDE Peet's BV	169,480	5,823,303
Just Eat Takeaway.com NV (a)(c)	403,008	36,507,342
Koninklijke Ahold Delhaize NV	2,350,725	79,299,422
Koninklijke DSM NV	392,737	83,586,289
Koninklijke KPN NV	7,567,669	24,242,028
Koninklijke Philips Electronics NV	2,046,992	94,331,818
Koninklijke Vopak NV	158,094	6,845,170
NN Group NV	607,523	31,541,122
NN Group NV rights (a)(b)(e)	623,083	684,206
Prosus NV	2,096,101	185,537,477
QIAGEN NV (Germany) (a)	512,915	28,385,615
Randstad NV	268,337	19,739,064
Stellantis NV (Italy)	4,562,702	91,219,633
STMicroelectronics NV (France)	1,534,122	68,340,065
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	280,053	24,535,905
Wolters Kluwer NV	600,431	69,066,776
Wolters Kluwer NV rights (a)(e)	593,988	378,730

TOTAL NETHERLANDS		2,466,910,909

New Zealand - 0.3%
Auckland International Airport Ltd. (a)	2,810,380	14,278,210
Fisher & Paykel Healthcare Corp.	1,294,674	30,196,866
Mercury Nz Ltd.	1,528,371	7,161,828
Meridian Energy Ltd.	2,876,367	10,640,868
Ryman Healthcare Group Ltd.	954,247	10,408,909
Spark New Zealand Ltd.	4,195,867	14,413,511
The a2 Milk Co. Ltd. (a)	1,670,085	7,096,257
Xero Ltd. (a)	299,208	33,231,214

TOTAL NEW ZEALAND		127,427,663

Norway - 0.6%
Adevinta ASA Class B (a)	615,840	12,395,779
DNB Bank ASA	2,088,715	44,108,241
Equinor ASA	2,195,543	46,652,053
Gjensidige Forsikring ASA	448,469	10,486,672
Mowi ASA	987,517	26,453,427
Norsk Hydro ASA	3,019,199	20,842,778
Orkla ASA	1,687,439	15,076,661
Schibsted ASA:
(A Shares)	165,233	8,818,255
(B Shares)	217,605	10,126,576
Telenor ASA	1,573,982	27,581,006
Yara International ASA	391,318	19,650,854

TOTAL NORWAY		242,192,302

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	4,435,393	12,135,222
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)(d)	2,598,658	31
Energias de Portugal SA	6,231,582	34,229,139
Galp Energia SGPS SA Class B	1,123,596	11,493,164
Jeronimo Martins SGPS SA	564,792	11,970,463

TOTAL PORTUGAL		57,692,797

Singapore - 1.0%
Ascendas Real Estate Investment Trust	7,475,833	16,903,962
CapitaLand Ltd.	5,928,210	17,637,577
CapitaMall Trust	10,170,282	15,583,161
City Developments Ltd.	922,000	4,690,751
DBS Group Holdings Ltd.	4,058,297	90,466,110
Genting Singapore Ltd.	13,564,659	7,718,371
Keppel Corp. Ltd.	3,272,600	12,657,607
Mapletree Commercial Trust	4,840,500	7,308,725
Mapletree Logistics Trust (REIT)	6,727,759	10,158,318
Oversea-Chinese Banking Corp. Ltd.	7,549,050	64,179,138
Singapore Airlines Ltd. (a)	3,009,762	11,327,603
Singapore Exchange Ltd.	1,803,500	13,280,263
Singapore Technologies Engineering Ltd.	3,494,361	9,824,601
Singapore Telecommunications Ltd.	18,588,127	32,075,908
United Overseas Bank Ltd.	2,645,160	50,327,787
UOL Group Ltd.	1,044,150	5,436,461
Venture Corp. Ltd.	621,400	8,855,684
Wilmar International Ltd.	4,316,500	13,291,911

TOTAL SINGAPORE		391,723,938

Spain - 2.4%
ACS Actividades de Construccion y Servicios SA	551,652	14,890,160
Aena SME SA (a)(c)	168,520	26,902,095
Amadeus IT Holding SA Class A (a)	1,011,941	61,797,608
Banco Bilbao Vizcaya Argentaria SA	14,977,281	98,026,228
Banco Santander SA (Spain)	38,950,488	143,620,323
CaixaBank SA	9,955,665	30,926,747
Cellnex Telecom SA (c)	1,144,849	78,403,267
EDP Renovaveis SA	647,444	17,215,853
Enagas SA	559,319	12,722,913
Endesa SA	713,410	17,150,426
Ferrovial SA	1,070,962	31,006,481
Grifols SA	670,136	16,371,233
Iberdrola SA	13,298,822	164,792,012
Industria de Diseno Textil SA	2,450,029	83,696,458
Naturgy Energy Group SA	653,527	16,822,014
Red Electrica Corporacion SA	971,913	19,382,732
Repsol SA	3,260,036	37,357,335
Siemens Gamesa Renewable Energy SA (a)	535,613	15,880,193
Telefonica SA	11,561,934	57,209,555

TOTAL SPAIN		944,173,633

Sweden - 3.5%
Alfa Laval AB	706,307	28,646,953
ASSA ABLOY AB (B Shares)	2,250,608	72,021,069
Atlas Copco AB:
(A Shares)	1,507,089	103,459,609
(B Shares)	877,649	50,770,603
Boliden AB	613,639	21,396,958
Electrolux AB (B Shares)	505,948	12,816,603
Embracer Group AB (a)	524,908	11,910,027
Epiroc AB:
(A Shares)	1,485,765	32,601,105
(B Shares)	868,494	16,500,425
EQT AB	535,025	27,261,354
Ericsson (B Shares)	6,559,066	77,692,854
Essity AB (B Shares)	1,364,718	43,774,973
Evolution AB (c)	381,503	61,468,781
Fastighets AB Balder (a)	236,072	16,873,521
H&M Hennes & Mauritz AB (B Shares) (a)	1,639,430	32,859,083
Hexagon AB (B Shares)	4,423,415	76,705,031
Husqvarna AB (B Shares)	937,013	12,568,501
ICA Gruppen AB	225,624	11,224,398
Industrivarden AB:
(A Shares)	103,463	3,807,873
(C Shares)	498,427	17,373,858
Investor AB (B Shares)	4,089,322	97,808,790
Kinnevik AB (B Shares) (b)	543,153	21,280,618
L E Lundbergforetagen AB	170,312	10,870,664
Latour Investment AB (B Shares)	331,947	11,551,569
Lundin Petroleum AB	448,899	13,712,320
Nibe Industrier AB (B Shares)	3,203,598	44,660,186
Sandvik AB	2,535,385	64,700,750
Securitas AB (B Shares) (b)	701,086	11,638,119
Sinch AB (a)(c)	1,136,549	25,498,252
Skandinaviska Enskilda Banken AB (A Shares)	3,652,982	49,062,294
Skanska AB (B Shares)	764,435	22,013,233
SKF AB (B Shares)	856,763	21,842,396
Svenska Cellulosa AB SCA (B Shares)	1,361,222	24,016,137
Svenska Handelsbanken AB (A Shares)	3,272,868	36,776,254
Swedbank AB (A Shares)	2,032,404	39,242,264
Swedish Match Co. AB	3,543,459	32,718,518
Tele2 AB (B Shares)	1,164,781	17,459,331
Telia Co. AB	5,978,328	25,660,647
Volvo AB:
(A Shares)	496,564	11,502,835
(B Shares)	3,162,088	71,505,119

TOTAL SWEDEN		1,385,253,875

Switzerland - 9.9%
ABB Ltd. (Reg.)	3,896,318	144,142,994
Adecco SA (Reg.)	347,909	19,368,169
Alcon, Inc. (Switzerland)	1,122,595	92,480,007
Baloise Holdings AG	104,129	16,612,882
Banque Cantonale Vaudoise	67,532	5,729,988
Barry Callebaut AG	8,021	20,443,368
Clariant AG (Reg.)	484,877	10,208,494
Coca-Cola HBC AG	452,315	16,348,838
Compagnie Financiere Richemont SA Series A	1,172,394	129,398,572
Credit Suisse Group AG	5,729,478	60,695,330
Ems-Chemie Holding AG	15,762	17,083,030
Geberit AG (Reg.)	83,200	69,521,856
Givaudan SA	20,737	104,052,978
Holcim Ltd.	1,175,472	67,004,792
Julius Baer Group Ltd.	502,742	34,313,954
Kuehne & Nagel International AG	122,102	44,680,732
Lindt & Spruengli AG	241	29,448,976
Lindt & Spruengli AG (participation certificate)	2,388	28,084,914
Logitech International SA (Reg.)	388,883	39,765,224
Lonza Group AG	167,266	141,557,357
Nestle SA (Reg. S)	6,471,393	817,264,796
Novartis AG	4,987,451	461,293,760
Partners Group Holding AG	50,971	90,392,470
Roche Holding AG:
(Bearer) (b)	79,811	35,733,017
(participation certificate)	1,568,913	630,005,127
Schindler Holding AG:
(participation certificate)	91,671	29,611,009
(Reg.)	45,005	14,035,957
SGS SA (Reg.)	13,571	42,650,656
Siemens Energy AG (a)	897,997	26,062,419
Sika AG	318,425	114,782,520
Sonova Holding AG Class B	122,968	47,401,260
Straumann Holding AG	23,229	44,897,985
Swatch Group AG (Bearer)	64,925	18,305,908
Swatch Group AG (Bearer) (Reg.)	118,523	6,516,662
Swiss Life Holding AG	71,919	37,508,615
Swiss Prime Site AG	170,722	18,260,682
Swiss Re Ltd.	677,662	62,353,044
Swisscom AG	58,345	34,239,261
Temenos Group AG	150,218	23,851,157
UBS Group AG	8,234,563	137,400,079
Vifor Pharma AG	109,574	15,603,003
Zurich Insurance Group Ltd.	338,000	148,311,529

TOTAL SWITZERLAND		3,947,423,371

United Kingdom - 13.1%
3i Group PLC	2,188,941	40,251,602
Abrdn PLC	4,909,048	17,919,138
Admiral Group PLC	434,859	21,588,938
Anglo American PLC (United Kingdom)	2,909,406	122,880,245
Antofagasta PLC	886,570	17,747,195
Ashtead Group PLC	1,008,787	78,916,363
Associated British Foods PLC	802,915	21,856,976
AstraZeneca PLC (United Kingdom)	3,480,064	406,970,676
Auto Trader Group PLC (c)	2,181,584	18,865,518
Aveva Group PLC	272,194	15,477,984
Aviva PLC	8,844,542	49,138,231
BAE Systems PLC	7,259,124	56,712,780
Barclays PLC	38,194,286	96,838,230
Barratt Developments PLC	2,295,411	23,321,701
Berkeley Group Holdings PLC	274,318	18,204,842
BHP Group PLC	4,745,124	147,554,163
BP PLC	45,491,280	185,071,960
British American Tobacco PLC (United Kingdom)	4,898,225	183,748,956
British Land Co. PLC	1,985,315	14,471,864
BT Group PLC (a)	20,065,946	46,843,857
Bunzl PLC	758,792	27,499,416
Burberry Group PLC	910,176	23,268,955
Coca-Cola European Partners PLC	459,781	26,547,755
Compass Group PLC (a)	4,009,694	82,840,094
Croda International PLC	313,949	39,485,767
Diageo PLC	5,254,837	252,614,083
Direct Line Insurance Group PLC	3,052,652	12,968,540
Evraz PLC	1,149,141	9,327,709
GlaxoSmithKline PLC	11,307,579	227,458,844
Halma PLC	854,720	35,288,607
Hargreaves Lansdown PLC	800,226	16,596,377
Hikma Pharmaceuticals PLC	389,916	13,605,609
HSBC Holdings PLC (United Kingdom)	45,890,096	242,339,023
Imperial Brands PLC	2,128,946	45,119,419
Informa PLC (a)	3,381,416	24,685,870
InterContinental Hotel Group PLC (a)	412,390	26,349,297
Intertek Group PLC	362,804	26,286,817
J Sainsbury PLC	3,773,708	15,772,379
JD Sports Fashion PLC	1,161,793	16,124,654
Johnson Matthey PLC	436,215	17,626,070
Kingfisher PLC	4,751,957	22,880,792
Land Securities Group PLC	1,591,734	15,515,724
Legal & General Group PLC	13,429,512	49,888,552
Lloyds Banking Group PLC	159,509,287	95,491,097
London Stock Exchange Group PLC	739,059	80,959,392
M&G PLC	5,854,019	16,579,700
Melrose Industries PLC	9,849,989	22,715,783
Mondi PLC	1,094,720	30,176,770
National Grid PLC	7,994,371	103,400,983
NatWest Group PLC	13,024,481	38,159,194
Next PLC	299,122	32,529,708
NMC Health PLC (a)	250,069	51,265
Ocado Group PLC (a)	1,095,468	30,317,877
Pearson PLC	1,702,080	17,949,470
Persimmon PLC	718,465	29,040,779
Phoenix Group Holdings PLC	1,466,700	12,570,814
Prudential PLC (a)	5,878,952	122,485,769
Reckitt Benckiser Group PLC	1,602,822	122,361,391
RELX PLC (London Stock Exchange)	4,344,501	130,331,673
Rentokil Initial PLC	4,181,509	33,366,892
Rio Tinto PLC	2,522,753	186,644,016
Rolls-Royce Holdings PLC (a)	18,808,877	29,662,021
Royal Dutch Shell PLC:
Class A (United Kingdom)	9,250,396	183,337,762
Class B (United Kingdom) (e)	8,290,852	163,144,214
rights (a)	8,224,253	1,964,894
rights (a)(e)	9,110,078	2,176,530
Sage Group PLC	2,427,608	24,771,644
Schroders PLC	281,131	14,610,190
Segro PLC	2,702,682	47,710,646
Severn Trent PLC	564,020	21,417,733
Smith & Nephew PLC	1,977,166	37,860,813
Smiths Group PLC	892,363	17,697,532
Spirax-Sarco Engineering PLC	166,005	36,768,171
SSE PLC	2,346,631	52,668,787
St. James's Place Capital PLC	1,214,241	26,877,328
Standard Chartered PLC (United Kingdom)	5,964,574	37,295,395
Taylor Wimpey PLC	8,216,705	20,661,732
Tesco PLC	17,396,834	61,073,717
Unilever PLC	5,886,311	327,749,434
United Utilities Group PLC	1,539,144	22,377,674
Vodafone Group PLC	61,397,000	103,120,669
Vodafone Group PLC sponsored ADR (b)	46,372	791,570
Whitbread PLC (a)	454,925	20,064,553
WM Morrison Supermarkets PLC	5,417,410	21,599,566

TOTAL UNITED KINGDOM		5,235,006,720

TOTAL COMMON STOCKS
(Cost $29,800,229,880)		38,804,102,750

Nonconvertible Preferred Stocks - 0.7%
France - 0.1%
Air Liquide SA (a)	355,967	63,804,357
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	137,622	11,521,050
Fuchs Petrolub AG	156,090	7,899,238
Henkel AG & Co. KGaA	400,640	39,140,627
Porsche Automobil Holding SE (Germany)	343,987	34,800,526
Sartorius AG (non-vtg.)	58,877	38,791,612
Volkswagen AG	416,351	98,960,377

TOTAL GERMANY		231,113,430

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $182,941,019)		294,917,787

Money Market Funds - 3.2%
Fidelity Cash Central Fund 0.06% (f)	1,189,447,212	1,189,685,102
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	82,185,494	82,193,713
TOTAL MONEY MARKET FUNDS
(Cost $1,271,878,815)		1,271,878,815
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $31,255,049,714)		40,370,899,352
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(305,290,269)
NET ASSETS - 100%		$40,065,609,083

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	8,277	Sept. 2021	$973,168,275	$20,115,159	$20,115,159

The notional amount of futures purchased as a percentage of Net Assets is 2.4%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $839,341,204 or 2.1% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$941,129,198	$4,036,921,218	$3,788,365,314	$218,680	$(1,113)	$1,113	$1,189,685,102	1.9%
Fidelity Securities Lending Cash Central Fund 0.06%	11,422,542	669,780,909	559,009,738	1,266,078	--	--	82,193,713	0.2%
Total	$952,551,740	$4,706,702,127	$4,387,375,052	$1,484,758	$(1,113)	$1,113	$1,271,878,815

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,860,226,533	$768,280,391	$1,091,946,142	$--
Consumer Discretionary	4,949,693,926	2,871,014,491	2,078,679,435	--
Consumer Staples	3,989,157,692	2,012,224,169	1,976,933,523	--
Energy	1,189,359,482	313,288,801	876,070,681	--
Financials	6,533,130,779	3,704,929,804	2,828,200,876	99
Health Care	5,014,650,901	2,166,016,301	2,848,634,600	--
Industrials	6,185,491,290	4,107,245,552	2,078,245,738	--
Information Technology	3,817,018,056	2,141,222,879	1,675,795,177	--
Materials	3,046,289,365	1,694,091,679	1,352,197,686	--
Real Estate	1,160,379,370	1,160,379,370	--	--
Utilities	1,353,623,143	851,769,954	501,853,189	--
Money Market Funds	1,271,878,815	1,271,878,815	--	--
Total Investments in Securities:	$40,370,899,352	$23,062,342,206	$17,308,557,047	$99
Derivative Instruments:
Assets
Futures Contracts	$20,115,159	$20,115,159	$--	$--
Total Assets	$20,115,159	$20,115,159	$--	$--
Total Derivative Instruments:	$20,115,159	$20,115,159	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$20,115,159	$0
Total Equity Risk	20,115,159	0
Total Value of Derivatives	$20,115,159	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $76,550,701) — See accompanying schedule: Unaffiliated issuers (cost $29,983,170,899)	$39,099,020,537
Fidelity Central Funds (cost $1,271,878,815)	1,271,878,815
Total Investment in Securities (cost $31,255,049,714)		$40,370,899,352
Segregated cash with brokers for derivative instruments		75,483,022
Foreign currency held at value (cost $34,904,986)		35,028,732
Receivable for investments sold		27,742,443
Receivable for fund shares sold		42,342,871
Dividends receivable		96,463,186
Reclaims receivable		85,512,373
Distributions receivable from Fidelity Central Funds		106,422
Other receivables		689,186
Total assets		40,734,267,587
Liabilities
Payable for investments purchased
Regular delivery	$537,549,435
Delayed delivery	5,579,353
Payable for fund shares redeemed	40,556,207
Accrued management fee	1,157,536
Payable for daily variation margin on futures contracts	939,824
Other payables and accrued expenses	689,178
Collateral on securities loaned	82,186,971
Total liabilities		668,658,504
Net Assets		$40,065,609,083
Net Assets consist of:
Paid in capital		$32,924,446,190
Total accumulated earnings (loss)		7,141,162,893
Net Assets		$40,065,609,083
Net Asset Value, offering price and redemption price per share ($40,065,609,083 ÷ 787,646,073 shares)		$50.87

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$660,941,494
Foreign tax reclaims		74,059,956
Income from Fidelity Central Funds (including $1,266,078 from security lending)		1,484,758
Income before foreign taxes withheld		736,486,208
Less foreign taxes withheld		(93,542,044)
Total income		642,944,164
Expenses
Management fee	$6,353,291
Independent trustees' fees and expenses	65,458
Total expenses before reductions	6,418,749
Expense reductions	(1)
Total expenses after reductions		6,418,748
Net investment income (loss)		636,525,416
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(100,174,194)
Fidelity Central Funds	(1,113)
Foreign currency transactions	(2,342,129)
Futures contracts	82,937,209
Total net realized gain (loss)		(19,580,227)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,922,050,417
Fidelity Central Funds	1,113
Assets and liabilities in foreign currencies	(245,266)
Futures contracts	8,584,591
Total change in net unrealized appreciation (depreciation)		2,930,390,855
Net gain (loss)		2,910,810,628
Net increase (decrease) in net assets resulting from operations		$3,547,336,044

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$636,525,416	$652,593,824
Net realized gain (loss)	(19,580,227)	(1,859,286,426)
Change in net unrealized appreciation (depreciation)	2,930,390,855	6,410,835,939
Net increase (decrease) in net assets resulting from operations	3,547,336,044	5,204,143,337
Distributions to shareholders	(75,086,384)	(564,106,597)
Share transactions
Proceeds from sales of shares	7,090,267,805	9,403,139,235
Reinvestment of distributions	69,492,158	523,102,732
Cost of shares redeemed	(2,952,475,377)	(10,462,395,019)
Net increase (decrease) in net assets resulting from share transactions	4,207,284,586	(536,153,052)
Total increase (decrease) in net assets	7,679,534,246	4,103,883,688
Net Assets
Beginning of period	32,386,074,837	28,282,191,149
End of period	$40,065,609,083	$32,386,074,837
Other Information
Shares
Sold	143,508,722	236,940,238
Issued in reinvestment of distributions	1,436,085	11,773,638
Redeemed	(60,100,053)	(277,638,801)
Net increase (decrease)	84,844,754	(28,924,925)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$46.08	$38.65	$39.67	$43.09	$36.88	$32.82
Income from Investment Operations
Net investment income (loss)B	.86	.97	1.28	1.23	1.13	1.11
Net realized and unrealized gain (loss)	4.04	7.30	(.93)	(3.64)	6.16	4.04
Total from investment operations	4.90	8.27	.35	(2.41)	7.29	5.15
Distributions from net investment income	(.11)	(.84)	(1.37)	(1.01)	(1.02)	(1.06)
Distributions from net realized gain	–	–	–	–	(.06)	(.03)
Total distributions	(.11)	(.84)	(1.37)	(1.01)	(1.08)	(1.09)
Redemption fees added to paid in capitalB	–	–	–	–	–	–C
Net asset value, end of period	$50.87	$46.08	$38.65	$39.67	$43.09	$36.88
Total ReturnD,E	10.63%	21.47%	.58%	(5.43)%	19.82%	15.85%
Ratios to Average Net AssetsF,G
Expenses before reductions	.04%H	.04%	.04%	.05%	.05%	.06%
Expenses net of fee waivers, if any	.04%H	.04%	.04%	.05%	.05%	.05%
Expenses net of all reductions	.04%H	.04%	.04%	.05%	.05%	.05%
Net investment income (loss)	3.47%H	2.40%	3.12%	3.12%	2.72%	3.11%
Supplemental Data
Net assets, end of period (000 omitted)	$40,065,609	$32,386,075	$28,282,191	$25,169,575	$6,814,539	$4,761,598
Portfolio turnover rateI	3%H	7%	2%	3%J	2%J	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2021

1. Organization.

Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2021 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. Fidelity International Index Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Total Market Index Fund	$1,525,112
Fidelity Extended Market Index Fund	779,039
Fidelity International Index Fund	689,178

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, certain deemed distributions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Total Market Index Fund	$38,506,383,917	$38,946,875,177	$(2,636,156,797)	$36,310,718,380
Fidelity Extended Market Index Fund	30,398,376,753	18,701,790,488	(2,754,288,875)	15,947,501,613
Fidelity International Index Fund	31,502,592,962	12,060,927,977	(3,172,506,428)	8,888,421,549

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity Total Market Index Fund	$(149,737,304)	$(348,469,051)	$(498,206,355)
Fidelity International Index Fund	(289,482,880)	(2,082,406,053)	(2,371,888,933)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Market Index Fund	4,540,393,876	554,170,977
Fidelity Extended Market Index Fund	8,659,098,155	2,556,992,672
Fidelity International Index Fund	5,500,710,674	448,425,143

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Extended Market Index Fund	10,108,915	580,970,993	915,274,770

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Total Market Index Fund	522,575	45,655,041	49,085,493
Fidelity Extended Market Index Fund	2,441,436	141,281,001	204,701,487

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Total Market Index Fund	2,431,496	274,588,843

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .015%, .035% and .035% of average net assets for Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund, respectively. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .015%, .035% and .035% of average net assets for Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund, respectively. These expense contracts will remain in place through April 30, 2022.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Extended Market Index Fund	Borrower	$8,676,462.33%		$1,018

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Total Market Index Fund	$442,504	$141,166	$10,166,741
Fidelity Extended Market Index Fund	$1,615,664	$534,233	$19,974,529
Fidelity International Index Fund	$131,787	$–	$–

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Total Market Index Fund	$179
Fidelity Extended Market Index Fund	1,727
Fidelity International Index Fund	1

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 to August 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During Period-B March 1, 2021 to August 31, 2021
Fidelity Total Market Index Fund	.02%
Actual		$1,000.00	$1,172.40	$.11
Hypothetical-C		$1,000.00	$1,025.10	$.10
Fidelity Extended Market Index Fund	.04%
Actual		$1,000.00	$1,075.10	$.21
Hypothetical-C		$1,000.00	$1,025.00	$.20
Fidelity International Index Fund	.04%
Actual		$1,000.00	$1,106.30	$.21
Hypothetical-C		$1,000.00	$1,025.00	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Extended Market Index Fund
Fidelity International Index Fund
Fidelity Total Market Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process The Board also considered Fidelity's and Geode's investments in business continuity planning, and their success in continuously providing services to the funds notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and its benchmark index for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below. Peer groups are not shown below because each fund does not generally utilize a peer group for performance comparison purposes. For Fidelity International Index Fund, returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

Fidelity Extended Market Index Fund

Fidelity International Index Fund

Fidelity Total Market Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover expenses beyond portfolio management, in prior years, each fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-advisory expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians), as well as "class-level" expenses paid by FMR under expense limitation agreements in effect for the fund, from the fund's management fee. Given the funds' competitive management fee rates, Fidelity no longer calculates hypothetical net management fees for the funds and, as a result, the charts do not include hypothetical net management fees for periods after 2016.

Fidelity Extended Market Index Fund

The Board considered that effective July 1, 2016, the fund's management fee rate was reduced from 0.06% to 0.045%. The Board considered that the chart below reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

Fidelity International Index Fund

The Board considered that (i) effective July 1, 2016, the fund's management fee rate was reduced from 0.06% to 0.05%, (ii) effective August 1, 2017, the fund's management fee rate was further reduced from 0.05% to 0.045%, and (iii) effective May 1, 2019, the fund's management fee rate was further reduced from 0.045% to 0.035%. The Board considered that the chart below reflects the fund's lower management fee rates for 2016, 2018 and 2019, as if the lower fee rates were in effect for the entire year.

The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020

Fidelity Total Market Index Fund

The Board considered that effective July 1, 2016, the fund's management fee rate was reduced from 0.035% to 0.015%. The Board considered that the chart below reflects the fund's lower management fee rate for 2016, as if the lower fee rates were in effect for the entire year.

The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each fund, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, custodial, legal and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for each fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that each fund's total expense ratio ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

The Board considered that current contractual arrangements for Fidelity Extended Market Index Fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.035%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board considered that current contractual arrangements for Fidelity International Index Fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.035%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board considered that current contractual arrangements for Fidelity Total Market Index Fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.015%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity and Geode may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with each fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Board Approval of Investment Advisory Contracts

Fidelity International Index Fund

At its July 2021 meeting, the Board of Trustees, including a majority of the Independent Trustees (together, the Board), voted to approve an amended and restated sub-advisory agreement with Geode Capital Management, LLC (Geode) for the fund (the Amended Contract) to decrease the sub-advisory fee rate paid by Fidelity Management & Research Company LLC (FMR), the fund's investment adviser, to Geode on behalf of the fund by 0.35 basis points, effective August 1, 2021. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and Geode to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of the fund in connection with the annual renewal of the fund's current management contract and sub-advisory agreement (Advisory Contracts). At its May 2021 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing Advisory Contracts should continue to benefit the fund's shareholders. The Board noted that approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract should continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the Amended Contract would result in no change in the fund's management fee and total expense ratio and considered that it received and reviewed information regarding the fund's current management fee and total expense ratio compared to "mapped groups" of competitive funds and classes in connection with the annual renewal of the Advisory Contracts. Based on its review, the Board concluded at its May 2021 and July 2021 meetings that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered and that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board previously reviewed information regarding the revenues earned and the expenses incurred by Fidelity in providing services to the fund and the level of Fidelity's profitability. At its May 2021 meeting, the Board concluded that it was satisfied that Fidelity's profitability in connection with the operation of the fund was not excessive. At the July 2021 meeting, the Board concluded that the Amended Contract would not have a meaningful effect on Fidelity's profitability.

Economies of Scale.  The Board has previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its May 2021 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. At the July 2021 meeting, the Board concluded that the Amended Contract would not have a meaningful effect on any potential economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the sub-advisory fee arrangement is fair and reasonable, and that the fund's Amended Contract should be approved.

SIF-I-SANN-1021
1.929382.109

Fidelity® Series Total Market Index Fund

Semi-Annual Report

August 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
Apple, Inc.	5.1
Microsoft Corp.	4.9
Amazon.com, Inc.	3.2
Facebook, Inc. Class A	2.0
Alphabet, Inc. Class A	1.9
Alphabet, Inc. Class C	1.8
Tesla, Inc.	1.2
NVIDIA Corp.	1.2
Berkshire Hathaway, Inc. Class B	1.2
JPMorgan Chase & Co.	1.1
23.6

Top Market Sectors as of August 31, 2021

% of fund's net assets
Information Technology	27.0
Health Care	13.5
Consumer Discretionary	11.8
Financials	11.6
Communication Services	10.5
Industrials	9.1
Consumer Staples	5.2
Real Estate	3.4
Materials	2.7
Utilities	2.4

Asset Allocation (% of fund's net assets)

As of August 31, 2021*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 3.5%

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 10.5%
Diversified Telecommunication Services - 1.0%
Anterix, Inc. (a)	11,349	$669,818
AST SpaceMobile, Inc. (a)(b)	39,706	490,369
AT&T, Inc.	7,010,258	192,221,274
ATN International, Inc.	10,301	469,623
Bandwidth, Inc. (a)	22,251	2,289,628
Cincinnati Bell, Inc. (a)	49,643	768,970
Cogent Communications Group, Inc.	41,235	2,992,836
Consolidated Communications Holdings, Inc. (a)	70,573	654,212
Cuentas, Inc. (a)(b)	11,438	36,144
Globalstar, Inc. (a)(b)	646,298	1,286,133
IDT Corp. Class B (a)	17,164	746,291
Iridium Communications, Inc. (a)	116,076	5,166,543
Liberty Global PLC:
Class A (a)	123,112	3,538,239
Class C (a)	354,795	10,281,959
Liberty Latin America Ltd.:
Class A (a)	32,880	468,869
Class C (a)	172,500	2,482,275
Lumen Technologies, Inc. (b)	978,441	12,034,824
Ooma, Inc. (a)	20,699	393,281
ORBCOMM, Inc. (a)	81,357	934,792
Radius Global Infrastructure, Inc. (a)	59,796	1,069,152
Verizon Communications, Inc.	4,062,958	223,462,690
		462,457,922
Entertainment - 1.7%
Activision Blizzard, Inc.	761,914	62,758,856
AMC Entertainment Holdings, Inc. Class A (a)(b)	492,662	23,219,160
Ballantyne of Omaha, Inc. (a)	19,093	63,962
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	6,431	156,016
Cinedigm Corp. (a)	82,922	155,893
Cinemark Holdings, Inc. (a)(b)	105,669	1,884,078
CuriosityStream, Inc. Class A (a)(b)	24,212	302,650
Dolphin Entertainment, Inc. (a)	5,671	76,615
Electronic Arts, Inc.	280,300	40,702,363
Gaia, Inc. Class A (a)(b)	11,439	111,759
Lions Gate Entertainment Corp.:
Class A (a)(b)	104,639	1,351,936
Class B (a)	73,495	864,301
Live Nation Entertainment, Inc. (a)	141,980	12,309,666
LiveXLive Media, Inc. (a)(b)	50,041	171,641
Madison Square Garden Entertainment Corp. (a)	24,284	1,947,334
Madison Square Garden Sports Corp. (a)	17,420	3,149,188
Marcus Corp. (a)(b)	22,722	354,463
Motorsport Games, Inc. Class A	2,692	28,993
Netflix, Inc. (a)	435,323	247,781,498
Playtika Holding Corp.	67,845	1,790,430
Reading International, Inc. Class A (a)	11,224	57,691
Roku, Inc. Class A (a)	113,090	39,852,916
Sciplay Corp. (A Shares) (a)	24,784	463,709
Skillz, Inc. (a)(b)	246,227	2,898,092
Take-Two Interactive Software, Inc. (a)	114,254	18,420,030
The Walt Disney Co. (a)	1,783,849	323,411,824
Warner Music Group Corp. Class A	91,209	3,465,942
World Wrestling Entertainment, Inc. Class A (b)	44,255	2,306,128
Zynga, Inc. (a)	993,209	8,789,900
		798,847,034
Interactive Media & Services - 6.2%
Alphabet, Inc.:
Class A (a)	297,483	860,900,928
Class C (a)	277,365	806,921,353
Angi, Inc. (a)	80,097	852,232
Autoweb, Inc. (a)(b)	6,160	16,509
Bumble, Inc. (b)	52,583	2,865,774
CarGurus, Inc. Class A (a)	88,876	2,700,053
Cars.com, Inc. (a)	67,410	857,455
Creatd, Inc. (a)(b)	12,370	37,110
DHI Group, Inc. (a)	41,671	187,936
Eventbrite, Inc. (a)	72,477	1,281,393
EverQuote, Inc. Class A (a)	10,582	208,360
Facebook, Inc. Class A (a)	2,352,455	892,474,378
fuboTV, Inc. (a)(b)	93,434	2,723,601
IAC (a)	82,067	10,836,947
Izea Worldwide, Inc. (a)	52,301	128,660
Kubient, Inc. (b)	9,055	32,145
Liberty TripAdvisor Holdings, Inc. (a)	69,041	258,213
Match Group, Inc. (a)	266,442	36,619,788
MediaAlpha, Inc. Class A	22,404	496,921
Pinterest, Inc. Class A (a)	539,446	29,977,014
QuinStreet, Inc. (a)	47,372	848,433
Snap, Inc. Class A (a)	921,273	70,118,088
Super League Gaming, Inc. (a)	20,730	88,103
Travelzoo, Inc. (a)	7,224	88,205
TripAdvisor, Inc. (a)	96,388	3,373,580
TrueCar, Inc. (a)	89,115	374,283
Twitter, Inc. (a)	783,340	50,525,430
Vimeo, Inc. (a)	152,193	5,801,597
Yelp, Inc. (a)	68,165	2,625,034
Zedge, Inc. (a)	10,085	157,729
Zillow Group, Inc.:
Class A (a)	46,002	4,397,791
Class C (a)(b)	147,539	14,129,810
Zoominfo Technologies, Inc. (a)	181,279	11,817,578
		2,814,722,431
Media - 1.4%
Advantage Solutions, Inc. Class A (a)	103,436	900,928
Altice U.S.A., Inc. Class A (a)	225,501	6,187,747
AMC Networks, Inc. Class A (a)(b)	29,878	1,420,101
Audacy, Inc. Class A (a)	115,764	410,962
Beasley Broadcast Group, Inc. Class A (a)	5,666	14,335
Boston Omaha Corp. (a)	16,681	596,346
Cable One, Inc.	5,344	11,220,209
Cardlytics, Inc. (a)	32,176	2,920,937
Cbdmd, Inc. (a)(b)	36,552	78,587
Charter Communications, Inc. Class A (a)	135,212	110,422,232
Clear Channel Outdoor Holdings, Inc. (a)	456,043	1,199,393
Comcast Corp. Class A	4,501,657	273,160,547
comScore, Inc. (a)	63,593	246,741
Cumulus Media, Inc. (a)	17,614	208,021
Daily Journal Corp. (a)	760	258,400
DallasNews Corp.	1,634	11,438
Digital Media Solutions, Inc. Class A (a)(b)	13,489	105,619
Discovery Communications, Inc.:
Class A (a)	164,906	4,755,889
Class C (non-vtg.) (a)	295,527	8,153,590
DISH Network Corp. Class A (a)	244,648	10,664,206
E.W. Scripps Co. Class A (b)	56,997	1,056,724
Emerald Holding, Inc. (a)	24,466	121,841
Entravision Communication Corp. Class A (b)	60,673	422,891
Fluent, Inc. (a)	42,095	114,498
Fox Corp.:
Class A	322,113	12,059,911
Class B	148,496	5,142,416
Gannett Co., Inc. (a)(b)	131,726	836,460
Gray Television, Inc.	90,637	2,061,085
Hemisphere Media Group, Inc. (a)	17,324	213,432
iHeartMedia, Inc. (a)	109,055	2,713,288
Insignia Systems, Inc. (a)(b)	212	1,698
Interpublic Group of Companies, Inc.	386,181	14,377,519
John Wiley & Sons, Inc. Class A	43,275	2,514,278
Lee Enterprises, Inc. (a)	5,551	133,557
Liberty Broadband Corp.:
Class A (a)	23,320	4,332,156
Class C (a)	157,135	30,063,068
Liberty Media Corp.:
Liberty Braves Class A (a)	4,269	110,994
Liberty Braves Class C (a)	40,447	1,045,555
Liberty Formula One Group Series C (a)	191,772	9,692,157
Liberty Media Class A (a)	36,482	1,666,863
Liberty SiriusXM Series A (a)	77,982	3,860,109
Liberty SiriusXM Series C (a)	169,567	8,368,131
Loral Space & Communications Ltd.	13,550	569,236
Magnite, Inc. (a)	126,150	3,660,873
Marchex, Inc. Class B (a)	14,738	48,635
Mediaco Holding, Inc. (a)(b)	1,561	13,253
Meredith Corp. (a)	40,340	1,735,023
National CineMedia, Inc.	58,231	149,071
News Corp.:
Class A	363,961	8,178,204
Class B	142,806	3,146,016
Nexstar Broadcasting Group, Inc. Class A	42,134	6,309,567
Omnicom Group, Inc.	211,227	15,466,041
Saga Communications, Inc. Class A	4,281	99,876
Salem Communications Corp. Class A (a)	7,605	22,207
Scholastic Corp.	28,941	961,999
Sinclair Broadcast Group, Inc. Class A (b)	47,636	1,429,556
Sirius XM Holdings, Inc. (b)	1,118,713	7,014,331
SPAR Group, Inc. (a)	5,651	9,042
Stagwell, Inc. (a)	60,621	423,135
TechTarget, Inc. (a)	23,123	1,955,743
Tegna, Inc.	215,043	3,810,562
The New York Times Co. Class A	143,012	7,262,149
Thryv Holdings, Inc. (a)	6,307	195,454
Townsquare Media, Inc. (a)	7,332	94,290
Urban One, Inc.:
Class A (a)(b)	3,857	30,586
Class D (non-vtg.) (a)	23,198	161,458
ViacomCBS, Inc.:
Class A (b)	57,105	2,625,688
Class B	541,177	22,431,787
WideOpenWest, Inc. (a)	50,651	1,074,814
Xcel Brands, Inc. (a)	4,185	7,700
		622,731,155
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	48,797	656,320
NII Holdings, Inc. (a)(c)	62,298	135,187
Shenandoah Telecommunications Co.	48,305	1,440,938
Spok Holdings, Inc.	18,114	179,510
T-Mobile U.S., Inc. (a)	575,730	78,886,525
Telephone & Data Systems, Inc.	96,367	1,958,177
U.S. Cellular Corp. (a)	14,075	449,696
		83,706,353

TOTAL COMMUNICATION SERVICES		4,782,464,895

CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.3%
Adient PLC (a)	93,009	3,658,974
American Axle & Manufacturing Holdings, Inc. (a)	114,072	1,011,819
Aptiv PLC (a)	265,522	40,409,793
Autoliv, Inc.	77,434	6,844,391
BorgWarner, Inc.	235,083	10,033,342
Cooper-Standard Holding, Inc. (a)	16,853	392,338
Dana, Inc.	144,936	3,371,211
Dorman Products, Inc. (a)	27,865	2,615,409
Fox Factory Holding Corp. (a)	41,328	6,350,874
Garrett Motion, Inc. (a)	26,324	183,742
Gentex Corp.	236,269	7,277,085
Gentherm, Inc. (a)	33,071	2,838,153
Horizon Global Corp. (a)	20,130	156,008
LCI Industries (b)	25,016	3,543,767
Lear Corp.	53,856	8,613,729
Luminar Technologies, Inc. (a)(b)	195,099	3,390,821
Modine Manufacturing Co. (a)	50,141	623,754
Motorcar Parts of America, Inc. (a)	18,023	357,216
Patrick Industries, Inc.	22,146	1,807,335
QuantumScape Corp. Class A (a)(b)	167,725	3,689,950
Standard Motor Products, Inc.	19,271	826,533
Stoneridge, Inc. (a)	25,769	600,418
Strattec Security Corp. (a)	3,505	130,737
Superior Industries International, Inc. (a)	25,832	190,640
Sypris Solutions, Inc. (a)(b)	11,199	42,668
Tenneco, Inc. (a)	66,526	1,037,806
The Goodyear Tire & Rubber Co. (a)	272,118	4,310,349
Unique Fabricating, Inc. (a)	2,233	6,029
Veoneer, Inc. (a)(b)	91,899	3,289,984
Visteon Corp. (a)	27,748	2,932,409
XL Fleet Corp. (Class A) (a)(b)	97,067	660,056
XPEL, Inc. (a)(b)	16,231	1,233,231
		122,430,571
Automobiles - 1.5%
Arcimoto, Inc. (a)(b)	26,101	324,174
AYRO, Inc. (a)(b)	21,854	90,257
Canoo, Inc. (a)(b)	139,662	1,006,963
Fisker, Inc. (a)(b)	159,242	2,221,426
Ford Motor Co. (a)	3,848,949	50,151,805
General Motors Co. (a)	1,253,145	61,416,636
Harley-Davidson, Inc.	151,202	5,977,015
Lordstown Motors Corp. Class A (a)(b)	104,886	690,150
Tesla, Inc. (a)	756,686	556,709,024
Thor Industries, Inc.	54,521	6,184,317
Winnebago Industries, Inc.	32,890	2,289,802
Workhorse Group, Inc. (a)(b)	106,031	1,040,164
		688,101,733
Distributors - 0.1%
Amcon Distributing Co.	146	23,361
Core-Mark Holding Co., Inc.	45,225	2,080,350
Educational Development Corp.	7,003	67,789
Funko, Inc. (a)	22,354	445,739
Genuine Parts Co.	141,820	17,328,986
LKQ Corp. (a)	272,823	14,375,044
Pool Corp.	39,351	19,451,199
Weyco Group, Inc.	6,020	138,279
		53,910,747
Diversified Consumer Services - 0.1%
2U, Inc. (a)(b)	72,763	2,694,414
Adtalem Global Education, Inc. (a)	49,275	1,823,175
American Public Education, Inc. (a)	17,938	471,769
Aspen Group, Inc. (a)	20,278	116,599
Bright Horizons Family Solutions, Inc. (a)	59,943	8,737,292
Carriage Services, Inc.	15,746	727,938
Chegg, Inc. (a)	139,326	11,594,710
Coursera, Inc.	16,492	634,447
Frontdoor, Inc. (a)	85,017	3,708,442
Graham Holdings Co.	4,028	2,484,511
Grand Canyon Education, Inc. (a)	46,020	4,102,223
H&R Block, Inc.	178,139	4,569,265
Houghton Mifflin Harcourt Co. (a)	124,466	1,676,557
Laureate Education, Inc. Class A (a)	106,888	1,702,726
Lincoln Educational Services Corp. (a)	21,801	139,744
OneSpaWorld Holdings Ltd. (a)(b)	53,612	562,926
Perdoceo Education Corp. (a)	68,263	749,528
Regis Corp. (a)(b)	22,885	124,037
Select Interior Concepts, Inc. (a)	19,458	277,471
Service Corp. International	165,433	10,382,575
StoneMor, Inc. (a)	114,569	332,250
Strategic Education, Inc. (b)	25,008	1,957,626
Stride, Inc. (a)	40,479	1,386,001
Terminix Global Holdings, Inc. (a)	126,551	5,268,318
Universal Technical Institute, Inc. (a)	29,734	207,246
Vivint Smart Home, Inc. Class A (a)(b)	44,261	539,984
WW International, Inc. (a)	46,726	1,011,618
Xpresspa Group, Inc. (a)	96,566	180,578
Zovio, Inc. (a)	25,669	66,226
		68,230,196
Hotels, Restaurants & Leisure - 2.0%
Accel Entertainment, Inc. (a)	53,481	616,101
Airbnb, Inc. Class A	144,938	22,463,941
Allied Esports Entertainment, Inc. (a)(b)	18,221	36,624
ARAMARK Holdings Corp.	251,143	8,737,265
Ark Restaurants Corp. (a)	2,024	32,485
Bally's Corp. (a)	29,028	1,458,367
BBQ Holdings, Inc. (a)	8,728	116,781
Biglari Holdings, Inc. (a)	812	141,978
Biglari Holdings, Inc. (a)	73	64,583
BJ's Restaurants, Inc. (a)	23,967	1,024,829
Bloomin' Brands, Inc. (a)	78,624	2,106,337
Bluegreen Vacations Holding Corp. Class A (a)	14,586	333,874
Booking Holdings, Inc. (a)	40,297	92,669,802
Boyd Gaming Corp. (a)	78,753	4,833,072
Brinker International, Inc. (a)	45,471	2,422,240
BurgerFi International, Inc. (a)(b)	12,624	129,775
Caesars Entertainment, Inc. (a)	206,364	20,972,773
Carnival Corp. (a)	783,692	18,918,325
Carrols Restaurant Group, Inc.	32,790	136,079
Century Casinos, Inc. (a)	26,700	356,979
Chipotle Mexican Grill, Inc. (a)	27,628	52,585,201
Choice Hotels International, Inc.	28,158	3,360,939
Churchill Downs, Inc.	34,285	7,216,993
Chuy's Holdings, Inc. (a)	19,210	619,715
Cracker Barrel Old Country Store, Inc.	23,295	3,344,696
Darden Restaurants, Inc.	128,193	19,312,275
Dave & Buster's Entertainment, Inc. (a)	47,364	1,772,361
Del Taco Restaurants, Inc.	31,586	277,957
Denny's Corp. (a)(b)	65,073	1,076,307
Dine Brands Global, Inc. (a)	16,680	1,379,770
Domino's Pizza, Inc.	37,999	19,641,303
Dover Motorsports, Inc.	2,946	7,748
DraftKings, Inc. Class A (a)(b)	320,978	19,030,786
Drive Shack, Inc. (a)	74,306	202,855
El Pollo Loco Holdings, Inc. (a)	17,950	325,613
Esports Entertainment Group, Inc. (a)(b)	14,782	132,003
Esports Technologies, Inc. (a)(b)	2,137	69,431
Everi Holdings, Inc. (a)	86,060	1,957,865
Expedia, Inc. (a)	139,681	20,183,905
FAT Brands, Inc.:
Class A (b)	875	10,570
Class B	87	1,035
Fiesta Restaurant Group, Inc. (a)	16,474	197,853
Flanigans Enterprises, Inc. (a)	648	16,135
Full House Resorts, Inc. (a)	29,857	256,173
GAN Ltd. (a)(b)	14,501	247,967
Golden Entertainment, Inc. (a)	19,137	913,218
Golden Nugget Online Gaming, Inc. (a)	40,326	871,042
Good Times Restaurants, Inc. (a)	10,762	57,792
Hall of Fame Resort & Entertainment Co. (a)	58,045	195,031
Hilton Grand Vacations, Inc. (a)	84,928	3,710,504
Hilton Worldwide Holdings, Inc. (a)	273,308	34,125,237
Hyatt Hotels Corp. Class A (a)	36,691	2,700,091
Inspired Entertainment, Inc. (a)(b)	14,561	185,362
J. Alexanders Holdings, Inc. (a)	11,429	159,092
Jack in the Box, Inc.	21,621	2,290,961
Kura Sushi U.S.A., Inc. Class A (a)	3,679	186,930
Las Vegas Sands Corp. (a)	322,222	14,374,323
Lindblad Expeditions Holdings (a)	29,104	428,120
Luby's, Inc. (a)	19,077	77,834
Marriott International, Inc. Class A (a)	261,955	35,400,599
Marriott Vacations Worldwide Corp. (a)	41,944	6,272,725
McDonald's Corp.	732,307	173,893,620
MGM Resorts International	399,655	17,033,296
Monarch Casino & Resort, Inc. (a)	13,044	826,598
Nathan's Famous, Inc. (b)	2,681	177,026
Nextplay Technologies, Inc. (a)(b)	16,964	33,928
Noodles & Co. (a)	30,050	378,330
Norwegian Cruise Line Holdings Ltd. (a)(b)	365,380	9,441,419
Papa John's International, Inc.	32,302	4,119,474
Penn National Gaming, Inc. (a)	147,208	11,938,569
Planet Fitness, Inc. (a)	82,061	6,671,559
Playa Hotels & Resorts NV (a)	92,144	673,573
PlayAGS, Inc. (a)	39,077	320,041
Potbelly Corp. (a)	21,284	147,072
Rave Restaurant Group, Inc. (a)	10,032	12,741
RCI Hospitality Holdings, Inc.	8,378	541,303
Red Robin Gourmet Burgers, Inc. (a)	14,856	363,675
Red Rock Resorts, Inc. (a)	63,556	2,975,056
Royal Caribbean Cruises Ltd. (a)(b)	215,056	17,791,583
Rush Street Interactive, Inc. (a)	57,646	857,772
Ruth's Hospitality Group, Inc. (a)(b)	33,736	691,251
Scientific Games Corp. Class A (a)	55,500	4,015,425
SeaWorld Entertainment, Inc. (a)	50,098	2,464,321
Shake Shack, Inc. Class A (a)(b)	35,808	3,106,344
Six Flags Entertainment Corp. (a)	73,940	3,123,226
Starbucks Corp.	1,156,369	135,861,794
Target Hospitality Corp. (a)	24,043	95,691
Texas Roadhouse, Inc. Class A	64,039	6,083,705
The Cheesecake Factory, Inc. (a)	44,780	2,088,987
The ONE Group Hospitality, Inc. (a)(b)	20,441	227,917
Travel+Leisure Co.	83,855	4,591,900
Vail Resorts, Inc. (a)	39,511	12,044,928
Wendy's Co.	172,512	3,971,226
Wingstop, Inc.	29,225	5,024,654
Wyndham Hotels & Resorts, Inc.	92,012	6,689,272
Wynn Resorts Ltd. (a)	102,871	10,460,952
Yum! Brands, Inc.	292,201	38,287,097
		919,773,852
Household Durables - 0.5%
Aterian, Inc. (a)(b)	14,471	86,247
Bassett Furniture Industries, Inc.	8,515	182,987
Beazer Homes U.S.A., Inc. (a)	28,551	534,189
Casper Sleep, Inc. (a)	24,684	122,926
Cavco Industries, Inc. (a)	8,299	2,120,395
Century Communities, Inc.	28,734	2,014,253
Comstock Holding Companies, Inc. (a)(b)	441	2,642
Cricut, Inc. (a)(b)	16,315	455,189
D.R. Horton, Inc.	321,879	30,778,070
Dixie Group, Inc. (a)	13,394	54,915
Dream Finders Homes, Inc. (b)	9,794	203,715
Emerson Radio Corp. (a)	6,994	8,323
Ethan Allen Interiors, Inc.	20,711	497,478
Flexsteel Industries, Inc.	6,418	224,117
Garmin Ltd.	147,271	25,688,481
GoPro, Inc. Class A (a)	122,043	1,216,769
Green Brick Partners, Inc. (a)	48,491	1,211,790
Hamilton Beach Brands Holding Co. Class A	7,024	119,408
Harbor Custom Development, Inc. (a)(b)	15,633	44,085
Helen of Troy Ltd. (a)	23,979	5,735,537
Hooker Furniture Corp.	11,124	346,624
Hovnanian Enterprises, Inc. Class A (a)	4,386	476,802
Installed Building Products, Inc.	22,301	2,769,338
iRobot Corp. (a)(b)	27,827	2,257,326
KB Home	87,369	3,759,488
Koss Corp. (a)(b)	3,921	71,950
La-Z-Boy, Inc. (b)	44,706	1,565,157
Landsea Homes Corp. (a)	11,273	99,090
Legacy Housing Corp. (a)	7,948	155,781
Leggett & Platt, Inc.	130,558	6,317,702
Lennar Corp.:
Class A	249,222	26,744,013
Class B	41,879	3,665,250
LGI Homes, Inc. (a)	21,694	3,478,199
Lifetime Brands, Inc.	10,953	200,988
Live Ventures, Inc. (a)	1,305	58,477
Lovesac (a)	10,738	607,341
M.D.C. Holdings, Inc.	55,811	2,916,125
M/I Homes, Inc. (a)	28,839	1,856,943
Meritage Homes Corp. (a)	37,440	4,176,058
Mohawk Industries, Inc. (a)	57,451	11,361,510
Nephros, Inc. (a)	3,430	28,160
New Home Co., Inc. (a)	11,168	100,177
Newell Brands, Inc.	371,662	9,443,931
Nova LifeStyle, Inc. (a)(b)	1,541	3,652
NVR, Inc. (a)	3,353	17,368,339
PulteGroup, Inc.	259,093	13,954,749
Purple Innovation, Inc. (a)	59,450	1,450,580
Skyline Champion Corp. (a)	51,545	3,232,902
Sonos, Inc. (a)	96,289	3,825,562
Taylor Morrison Home Corp. (a)	128,013	3,595,885
Tempur Sealy International, Inc.	179,665	8,031,026
Toll Brothers, Inc.	110,134	7,055,184
TopBuild Corp. (a)	32,468	7,103,674
TRI Pointe Homes, Inc. (a)	117,685	2,797,372
Tupperware Brands Corp. (a)(b)	48,314	1,153,255
Universal Electronics, Inc. (a)	13,329	673,381
Vizio Holding Corp. (a)(b)	12,599	257,146
VOXX International Corp. (a)	14,657	153,459
Vuzix Corp. (a)(b)	54,986	727,465
Whirlpool Corp.	61,316	13,583,333
ZAGG, Inc. rights (a)(c)	23,001	2,070
		238,726,980
Internet & Direct Marketing Retail - 3.5%
1-800-FLOWERS.com, Inc. Class A (a)(b)	25,278	802,829
1847 Goedeker, Inc. (b)	94,315	281,059
Amazon.com, Inc. (a)	420,867	1,460,740,975
Blue Apron Holdings, Inc. Class A (a)(b)	12,599	52,412
CarParts.com, Inc. (a)(b)	35,373	610,892
Chewy, Inc. (a)(b)	82,305	7,252,717
ContextLogic, Inc. (b)	75,462	544,081
Digital Brands Group, Inc. (b)	2,370	7,371
Doordash, Inc.	34,664	6,634,690
Duluth Holdings, Inc. (a)	12,610	196,212
eBay, Inc.	635,065	48,734,888
Etsy, Inc. (a)	125,481	27,136,521
Groupon, Inc. (a)(b)	22,143	548,482
iMedia Brands, Inc. (a)	12,912	76,956
iPower, Inc. (b)	2,046	10,537
Lands' End, Inc. (a)	16,457	557,069
Liquidity Services, Inc. (a)	26,316	642,110
Overstock.com, Inc. (a)(b)	42,062	3,034,773
PARTS iD, Inc. (a)(b)	3,233	20,562
PetMed Express, Inc. (b)	20,012	551,130
Porch Group, Inc. Class A (a)(b)	73,139	1,462,780
Poshmark, Inc.	13,881	405,048
PubMatic, Inc. (b)	8,548	249,174
Quotient Technology, Inc. (a)	80,791	586,543
Qurate Retail, Inc. Series A	372,235	4,105,752
Remark Holdings, Inc. (a)(b)	83,320	109,982
Revolve Group, Inc. (a)	34,939	2,007,595
RumbleON, Inc. Class B (a)	3,118	107,415
Shutterstock, Inc.	21,898	2,523,963
Stamps.com, Inc. (a)	18,059	5,939,605
Stitch Fix, Inc. (a)	62,554	2,621,638
The RealReal, Inc. (a)	59,110	735,328
thredUP, Inc. (a)	15,396	295,141
Trxade Health, Inc. (a)	1,931	10,389
Waitr Holdings, Inc. (a)	98,913	129,576
Wayfair LLC Class A (a)(b)	72,784	20,434,108
		1,600,160,303
Leisure Products - 0.2%
Acushnet Holdings Corp.	33,691	1,683,202
American Outdoor Brands, Inc. (a)	13,464	374,703
AMMO, Inc.	74,828	549,986
Brunswick Corp.	76,426	7,403,387
Callaway Golf Co. (a)	113,591	3,187,363
Clarus Corp.	24,122	653,465
Escalade, Inc.	9,166	211,735
Genius Brands International, Inc. (a)(b)	273,464	456,685
Hasbro, Inc.	125,462	12,334,169
Hayward Holdings, Inc. (b)	41,470	868,797
JAKKS Pacific, Inc. (a)	5,182	77,005
Johnson Outdoors, Inc. Class A	7,654	878,603
Latham Group, Inc. (a)(b)	20,690	454,559
Malibu Boats, Inc. Class A (a)	20,814	1,490,282
Marine Products Corp.	28,654	406,314
MasterCraft Boat Holdings, Inc. (a)	19,941	497,329
Mattel, Inc. (a)	341,420	7,289,317
Nautilus, Inc. (a)(b)	29,324	334,294
Peloton Interactive, Inc. Class A (a)	263,758	26,425,914
Polaris, Inc.	56,237	6,734,943
Smith & Wesson Brands, Inc.	51,800	1,249,934
Sturm, Ruger & Co., Inc.	16,982	1,327,823
Vinco Ventures, Inc. (a)(b)	18,794	153,171
Vista Outdoor, Inc. (a)	56,181	2,294,994
YETI Holdings, Inc. (a)	73,510	7,302,483
		84,640,457
Multiline Retail - 0.5%
Big Lots, Inc. (b)	31,025	1,509,677
Dillard's, Inc. Class A (b)	6,966	1,326,744
Dollar General Corp.	231,782	51,666,526
Dollar Tree, Inc. (a)	227,614	20,608,172
Franchise Group, Inc.	27,883	968,377
Kohl's Corp.	153,260	8,797,124
Macy's, Inc.	305,549	6,841,242
Nordstrom, Inc. (a)	106,708	3,052,916
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	55,443	4,012,964
Target Corp.	485,543	119,919,410
		218,703,152
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A (a)	60,256	2,154,755
Academy Sports & Outdoors, Inc.	38,379	1,699,038
Advance Auto Parts, Inc.	63,991	12,980,574
America's Car Mart, Inc. (a)	6,253	808,700
American Eagle Outfitters, Inc. (b)	147,201	4,492,575
Arko Corp. (a)	63,006	651,482
Asbury Automotive Group, Inc. (a)	19,064	3,550,479
AutoNation, Inc. (a)	52,971	5,778,606
AutoZone, Inc. (a)	21,187	32,821,841
Barnes & Noble Education, Inc. (a)	30,803	251,352
Bath & Body Works, Inc.	261,383	17,638,125
Bed Bath & Beyond, Inc. (a)(b)	104,135	2,867,878
Best Buy Co., Inc.	220,071	25,640,472
Big 5 Sporting Goods Corp. (b)	20,361	566,036
Blink Charging Co. (a)(b)	29,949	971,246
Boot Barn Holdings, Inc. (a)	28,509	2,545,284
Build-A-Bear Workshop, Inc. (a)	13,150	245,116
Burlington Stores, Inc. (a)	65,629	19,655,229
Caleres, Inc. (b)	37,431	920,428
Camping World Holdings, Inc. (b)	38,403	1,533,816
CarLotz, Inc. Class A (a)(b)	65,382	268,720
CarMax, Inc. (a)	160,144	20,051,630
Carvana Co. Class A (a)(b)	63,576	20,856,743
Chico's FAS, Inc. (a)	119,446	617,536
Citi Trends, Inc. (a)	9,257	797,398
Conn's, Inc. (a)	18,708	460,217
Designer Brands, Inc. Class A (a)	60,081	871,175
Dick's Sporting Goods, Inc.	64,383	9,065,770
Envela Corp. (a)	5,528	23,383
Express, Inc. (a)	63,356	375,701
Five Below, Inc. (a)	54,986	11,701,571
Floor & Decor Holdings, Inc. Class A (a)	103,000	12,699,900
Foot Locker, Inc.	100,580	5,701,880
GameStop Corp. Class A (a)(b)	54,851	11,970,682
Gap, Inc.	204,449	5,464,922
Genesco, Inc. (a)	14,418	894,349
Group 1 Automotive, Inc.	16,852	2,787,995
GrowGeneration Corp. (a)(b)	50,181	1,605,290
Guess?, Inc.	37,715	912,326
Haverty Furniture Companies, Inc. (b)	17,191	612,515
Hibbett, Inc.	15,919	1,523,289
J.Jill, Inc. (a)	4,052	80,189
JOANN, Inc. (b)	11,172	153,168
Kirkland's, Inc. (a)(b)	12,590	240,721
Lazydays Holdings, Inc. (a)	8,341	204,938
Leslie's, Inc. (b)	91,808	2,214,409
Lithia Motors, Inc. Class A (sub. vtg.)	29,174	9,665,346
LMP Automotive Holdings, Inc. (a)(b)	5,881	100,859
Lowe's Companies, Inc.	693,738	141,446,241
Lumber Liquidators Holdings, Inc. (a)	29,822	622,087
MarineMax, Inc. (a)	21,536	1,047,080
Monro, Inc.	33,778	1,922,306
Murphy U.S.A., Inc.	24,680	3,832,310
National Vision Holdings, Inc. (a)(b)	80,413	4,823,172
O'Reilly Automotive, Inc. (a)	68,352	40,606,556
OneWater Marine, Inc. Class A	9,616	389,352
Party City Holdco, Inc. (a)	108,598	739,552
Penske Automotive Group, Inc.	32,098	2,886,573
Petco Health & Wellness Co., Inc. (b)	71,354	1,536,252
Rent-A-Center, Inc.	58,757	3,706,392
RH (a)(b)	16,644	11,661,951
Ross Stores, Inc.	350,045	41,445,328
Sally Beauty Holdings, Inc. (a)	111,223	2,067,636
Shift Technologies, Inc. Class A (a)(b)	57,724	429,467
Shoe Carnival, Inc.	16,708	639,582
Signet Jewelers Ltd.	51,411	4,071,751
Sleep Number Corp. (a)	23,945	2,215,152
Sonic Automotive, Inc. Class A (sub. vtg.)	22,642	1,144,327
Sportsman's Warehouse Holdings, Inc. (a)	42,834	759,875
The Aaron's Co., Inc.	33,387	885,423
The Buckle, Inc. (b)	29,272	1,133,705
The Cato Corp. Class A (sub. vtg.)	19,666	339,435
The Children's Place Retail Stores, Inc. (a)	14,654	1,272,553
The Container Store Group, Inc. (a)	18,864	218,822
The Home Depot, Inc.	1,043,650	340,417,757
The ODP Corp. (a)	52,208	2,462,651
Tilly's, Inc.	21,197	330,037
TJX Companies, Inc.	1,183,524	86,065,865
Tractor Supply Co.	113,051	21,960,157
TravelCenters of America LLC (a)	14,148	593,792
Ulta Beauty, Inc. (a)	53,995	20,912,803
Urban Outfitters, Inc. (a)	66,861	2,207,750
Victoria's Secret & Co. (a)	86,372	5,726,464
Vroom, Inc. (a)(b)	34,574	928,658
Williams-Sonoma, Inc.	75,476	14,091,369
Winmark Corp.	2,797	586,335
Zumiez, Inc. (a)	21,610	868,506
		1,028,690,678
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	147,962	8,361,333
Carter's, Inc.	42,884	4,390,464
Charles & Colvard Ltd. (a)	24,455	69,941
Columbia Sportswear Co.	29,879	3,047,957
Crocs, Inc. (a)	63,890	9,124,770
Crown Crafts, Inc.	3,488	26,125
Culp, Inc.	8,816	116,107
Deckers Outdoor Corp. (a)	27,280	11,415,316
Delta Apparel, Inc. (a)	5,735	173,484
Forward Industries, Inc. (NY Shares) (a)(b)	3,817	9,924
Fossil Group, Inc. (a)	46,279	620,139
G-III Apparel Group Ltd. (a)(b)	44,417	1,373,818
Hanesbrands, Inc.	340,865	6,367,358
Jerash Holdings U.S., Inc. (b)	1,731	13,675
Kontoor Brands, Inc.	46,689	2,519,338
Lakeland Industries, Inc. (a)	7,827	186,830
Levi Strauss & Co. Class A	81,085	2,125,238
lululemon athletica, Inc. (a)	116,295	46,537,770
Movado Group, Inc.	17,085	617,452
NIKE, Inc. Class B	1,251,647	206,196,327
Oxford Industries, Inc. (b)	16,498	1,489,769
PLBY Group, Inc. (a)	20,797	516,805
PVH Corp. (a)	70,489	7,386,542
Ralph Lauren Corp.	47,434	5,508,510
Rocky Brands, Inc.	6,629	329,329
Sequential Brands Group, Inc. (a)	610	3,129
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	131,195	6,616,164
Steven Madden Ltd.	75,035	3,036,666
Superior Group of Companies, Inc.	9,505	226,599
Tapestry, Inc.	273,533	11,028,851
Toughbuilt Industries, Inc. (a)	53,659	29,893
Under Armour, Inc.:
Class A (sub. vtg.) (a)	217,441	5,031,585
Class C (non-vtg.) (a)	154,426	3,097,786
Unifi, Inc. (a)	14,605	339,420
Vera Bradley, Inc. (a)	22,155	253,896
VF Corp.	316,051	24,168,420
Vince Holding Corp. (a)	1,696	11,482
Wolverine World Wide, Inc.	83,002	2,976,452
		375,344,664

TOTAL CONSUMER DISCRETIONARY		5,398,713,333

CONSUMER STAPLES - 5.2%
Beverages - 1.2%
Alkaline Water Co., Inc. (a)(b)	91,198	170,540
Boston Beer Co., Inc. Class A (a)	9,108	5,193,473
Brown-Forman Corp.:
Class A	40,172	2,659,386
Class B (non-vtg.)	194,061	13,626,963
Celsius Holdings, Inc. (a)	32,231	2,635,207
Coca-Cola Bottling Co. Consolidated	4,541	1,844,373
Constellation Brands, Inc. Class A (sub. vtg.)	165,858	35,019,258
Duckhorn Portfolio, Inc. (a)(b)	20,486	440,244
Eastside Distilling, Inc. (a)	11,228	33,235
Keurig Dr. Pepper, Inc.	571,362	20,380,483
MGP Ingredients, Inc. (b)	13,228	863,788
Molson Coors Beverage Co. Class B	185,082	8,796,947
Monster Beverage Corp. (a)	364,900	35,603,293
National Beverage Corp. (b)	22,868	1,064,505
Newage, Inc. (a)(b)	128,559	226,264
PepsiCo, Inc.	1,355,378	211,967,565
REED'S, Inc. (a)(b)	79,714	53,289
The Coca-Cola Co.	3,807,496	214,400,100
Willamette Valley Vineyards, Inc. (a)	4,326	54,594
		555,033,507
Food & Staples Retailing - 1.2%
Albertsons Companies, Inc. (b)	44,765	1,359,065
Andersons, Inc.	31,309	951,167
BJ's Wholesale Club Holdings, Inc. (a)	135,750	7,691,595
Casey's General Stores, Inc.	36,616	7,490,169
Chefs' Warehouse Holdings (a)	31,462	951,096
Costco Wholesale Corp.	434,026	197,694,503
Grocery Outlet Holding Corp. (a)	84,905	2,210,077
HF Foods Group, Inc. (a)	31,756	186,725
Ingles Markets, Inc. Class A (b)	13,606	923,711
Kroger Co.	743,426	34,219,899
Natural Grocers by Vitamin Cottage, Inc.	11,428	138,165
Performance Food Group Co. (a)	130,901	6,573,848
PriceSmart, Inc.	22,949	1,941,715
Rite Aid Corp. (a)(b)	53,929	956,700
SpartanNash Co.	35,535	764,003
Sprouts Farmers Market LLC (a)	116,969	2,912,528
Sysco Corp.	502,918	40,057,419
U.S. Foods Holding Corp. (a)	218,279	7,421,486
United Natural Foods, Inc. (a)(b)	55,685	2,049,208
Village Super Market, Inc. Class A (b)	7,192	161,029
Walgreens Boots Alliance, Inc.	704,842	35,770,732
Walmart, Inc.	1,347,888	199,622,213
Weis Markets, Inc. (b)	16,113	917,635
		552,964,688
Food Products - 0.9%
Alico, Inc.	4,078	152,232
AppHarvest, Inc. (a)(b)	60,737	510,191
Arcadia Biosciences, Inc. (a)(b)	27,868	67,441
Archer Daniels Midland Co.	549,280	32,956,800
B&G Foods, Inc. Class A (b)	64,123	1,946,774
Beyond Meat, Inc. (a)(b)	48,727	5,829,698
Bridgford Foods Corp. (a)	1,670	21,627
Bunge Ltd.	138,758	10,505,368
Cal-Maine Foods, Inc. (a)(b)	35,994	1,301,543
Calavo Growers, Inc.	15,824	742,462
Campbell Soup Co.	198,139	8,268,340
Coffee Holding Co., Inc. (a)	4,336	21,550
Conagra Brands, Inc.	470,278	15,575,607
Darling Ingredients, Inc. (a)	160,224	11,936,688
Farmer Brothers Co. (a)	15,766	116,668
Flowers Foods, Inc.	191,050	4,610,037
Fresh Del Monte Produce, Inc.	29,059	955,460
Freshpet, Inc. (a)	43,048	5,516,171
General Mills, Inc.	598,719	34,611,945
Hormel Foods Corp. (b)	279,163	12,713,083
Hostess Brands, Inc. Class A (a)(b)	126,986	2,026,697
Ingredion, Inc.	65,374	5,743,760
J&J Snack Foods Corp. (b)	14,607	2,392,042
John B. Sanfilippo & Son, Inc.	8,599	730,829
Kellogg Co. (b)	247,680	15,638,515
Laird Superfood, Inc. (b)	2,597	51,758
Lamb Weston Holdings, Inc.	143,727	9,363,814
Lancaster Colony Corp. (b)	19,110	3,387,056
Landec Corp. (a)	23,956	259,443
Lifeway Foods, Inc. (a)	4,358	23,969
Limoneira Co.	13,807	227,125
McCormick & Co., Inc. (non-vtg.)	245,705	21,201,884
Mission Produce, Inc. (b)	7,779	161,336
Mondelez International, Inc.	1,377,723	85,515,267
Pilgrim's Pride Corp. (a)	46,710	1,300,406
Post Holdings, Inc. (a)	57,772	6,465,265
RiceBran Technologies (a)	47,061	35,766
Rocky Mountain Chocolate Factory, Inc. (a)	3,286	26,058
S&W Seed Co. (a)	28,786	80,313
Sanderson Farms, Inc.	19,410	3,814,065
Seaboard Corp.	266	1,131,724
Seneca Foods Corp. Class A (a)	7,345	359,685
Tattooed Chef, Inc. (a)(b)	37,460	793,028
The Hain Celestial Group, Inc. (a)	81,543	3,050,524
The Hershey Co.	143,339	25,471,340
The J.M. Smucker Co.	107,409	13,283,271
The Kraft Heinz Co.	639,433	23,013,194
The Simply Good Foods Co. (a)	84,298	3,002,695
Tootsie Roll Industries, Inc. (b)	16,504	522,352
TreeHouse Foods, Inc. (a)	54,624	2,046,761
Tyson Foods, Inc. Class A	290,565	22,815,164
Utz Brands, Inc. Class A (b)	52,917	1,027,648
Vital Farms, Inc. (a)(b)	15,001	269,718
Whole Earth Brands, Inc. Class A (a)	28,853	361,817
		403,953,974
Household Products - 1.1%
Central Garden & Pet Co. (a)	25,027	1,152,493
Central Garden & Pet Co. Class A (non-vtg.) (a)	21,578	899,155
Church & Dwight Co., Inc.	242,510	20,288,387
Colgate-Palmolive Co.	830,025	64,700,449
Energizer Holdings, Inc. (b)	58,207	2,289,863
Kimberly-Clark Corp.	331,067	45,624,343
Ocean Bio-Chem, Inc.	2,872	27,945
Oil-Dri Corp. of America	4,948	176,545
Procter & Gamble Co.	2,402,744	342,126,718
Reynolds Consumer Products, Inc.	53,411	1,510,463
Spectrum Brands Holdings, Inc.	37,330	2,913,980
The Clorox Co.	122,072	20,514,200
WD-40 Co. (b)	13,383	3,206,968
		505,431,509
Personal Products - 0.2%
BellRing Brands, Inc. Class A (a)	38,252	1,291,770
Coty, Inc. Class A (a)	276,707	2,703,427
Cyanotech Corp. (a)	678	2,142
Edgewell Personal Care Co. (b)	52,967	2,240,504
elf Beauty, Inc. (a)	37,687	1,166,413
Estee Lauder Companies, Inc. Class A	227,704	77,530,935
Guardion Health Sciences, Inc. (a)(b)	18,722	23,215
Herbalife Nutrition Ltd. (a)	85,432	4,386,079
Inter Parfums, Inc.	17,272	1,252,911
Lifemd, Inc. (a)(b)	19,085	150,390
LifeVantage Corp. (a)	10,415	80,925
Mannatech, Inc.	902	30,037
MediFast, Inc.	11,655	2,656,175
Natural Alternatives International, Inc. (a)	4,441	69,901
Natural Health Trends Corp.	6,482	43,300
Nature's Sunshine Products, Inc.	17,784	304,462
Nu Skin Enterprises, Inc. Class A	48,829	2,471,724
Revlon, Inc. (a)(b)	6,195	70,685
Summer Infant, Inc. (a)(b)	1,068	9,516
The Beauty Health Co. (a)	79,518	2,044,408
The Honest Co., Inc. (b)	26,269	267,418
USANA Health Sciences, Inc. (a)	11,215	1,088,191
Veru, Inc. (a)	58,949	525,825
		100,410,353
Tobacco - 0.6%
22nd Century Group, Inc. (a)	157,623	562,714
Altria Group, Inc.	1,818,263	91,331,350
Philip Morris International, Inc.	1,530,760	157,668,280
Turning Point Brands, Inc.	11,891	591,696
Universal Corp.	23,607	1,194,514
Vector Group Ltd. (b)	125,891	1,890,883
		253,239,437

TOTAL CONSUMER STAPLES		2,371,033,468

ENERGY - 2.4%
Energy Equipment & Services - 0.3%
Archrock, Inc.	130,629	1,003,231
Aspen Aerogels, Inc. (a)	27,623	1,208,506
Baker Hughes Co. Class A	717,449	16,343,488
Bristow Group, Inc. (a)	23,046	727,332
Cactus, Inc. (b)	53,013	1,988,518
Championx Corp. (a)	185,655	4,331,331
Core Laboratories NV (b)	44,921	1,238,023
Dawson Geophysical Co. (a)	24,602	47,482
DMC Global, Inc. (a)	18,594	746,921
Dril-Quip, Inc. (a)	34,901	848,094
ENGlobal Corp. (a)(b)	22,259	47,857
Enservco Corp. (a)(b)	405	486
Exterran Corp. (a)	23,043	91,481
Forum Energy Technologies, Inc. (a)	4,007	77,135
Frank's International NV (a)	118,700	341,856
FTS International, Inc. Class A (a)	8,431	187,253
Geospace Technologies Corp. (a)	13,380	130,455
Gulf Island Fabrication, Inc. (a)	6,737	29,508
Halliburton Co.	873,921	17,460,942
Helix Energy Solutions Group, Inc. (a)	137,559	517,222
Helmerich & Payne, Inc.	105,250	2,833,330
Independence Contract Drilling, Inc. (a)	5,033	15,753
ION Geophysical Corp. (a)(b)	30,389	39,202
KLX Energy Services Holdings, Inc. (a)	4,777	30,382
Liberty Oilfield Services, Inc. Class A (a)	84,722	865,859
Mammoth Energy Services, Inc. (a)(b)	33,789	117,924
MIND Technology, Inc. (a)	11,948	24,254
Nabors Industries Ltd. (a)	6,484	546,861
Natural Gas Services Group, Inc. (a)	10,989	106,044
NCS Multistage Holdings, Inc. (a)	611	14,267
Newpark Resources, Inc. (a)	87,176	228,401
Nextier Oilfield Solutions, Inc. (a)	157,699	567,716
Nine Energy Service, Inc. (a)(b)	13,017	29,288
NOV, Inc. (a)	381,631	5,026,080
Oceaneering International, Inc. (a)	96,916	1,192,067
Oil States International, Inc. (a)	59,855	350,750
Patterson-UTI Energy, Inc.	182,088	1,413,003
Profire Energy, Inc. (a)	12,262	13,733
ProPetro Holding Corp. (a)	87,409	676,546
Ranger Energy Services, Inc. Class A (a)	3,874	28,396
RPC, Inc. (a)	58,523	224,143
Schlumberger Ltd.	1,373,179	38,503,939
SEACOR Marine Holdings, Inc. (a)	17,542	75,255
Select Energy Services, Inc. Class A (a)	61,441	328,709
Smart Sand, Inc. (a)(b)	20,664	50,420
Solaris Oilfield Infrastructure, Inc. Class A	30,346	225,471
Superior Drilling Products, Inc. (a)(b)	7,643	6,030
TechnipFMC PLC (a)	420,715	2,789,340
TETRA Technologies, Inc. (a)	130,100	421,524
Tidewater, Inc. (a)	40,207	462,381
Transocean Ltd. (United States) (a)(b)	574,194	2,044,131
U.S. Silica Holdings, Inc. (a)	72,205	633,960
U.S. Well Services, Inc. (a)(b)	39,918	32,685
		107,284,965
Oil, Gas & Consumable Fuels - 2.1%
Adams Resources & Energy, Inc.	1,865	56,342
Aemetis, Inc. (a)(b)	24,638	273,975
Alto Ingredients, Inc. (a)(b)	60,745	309,192
Altus Midstream Co.	2,497	162,754
American Resources Corp. (a)(b)	32,951	73,810
Amplify Energy Corp. (a)	34,705	127,020
Antero Midstream GP LP	280,848	2,698,949
Antero Resources Corp. (a)	271,296	3,722,181
APA Corp.	369,052	7,189,133
Arch Resources, Inc. (a)	14,788	1,119,304
Barnwell Industries, Inc. (a)	839	2,064
Battalion Oil Corp. (a)	6,280	66,694
Berry Corp. (b)	68,980	413,880
Bonanza Creek Energy, Inc.	18,551	721,263
Brigham Minerals, Inc. Class A	37,361	714,342
Cabot Oil & Gas Corp.	390,415	6,203,694
Callon Petroleum Co. (a)(b)	45,155	1,542,946
Camber Energy, Inc. (a)	36,376	18,261
Centennial Resource Development, Inc. Class A (a)(b)	179,653	916,230
Centrus Energy Corp. Class A (a)	10,414	301,069
Cheniere Energy, Inc.	226,616	19,819,835
Chevron Corp.	1,896,886	183,561,658
Cimarex Energy Co.	100,955	6,483,330
Clean Energy Fuels Corp. (a)(b)	113,199	897,668
CNX Resources Corp. (a)	214,394	2,435,516
Comstock Resources, Inc. (a)(b)	59,269	350,280
ConocoPhillips Co.	1,324,630	73,556,704
CONSOL Energy, Inc. (a)	29,404	671,293
Contango Oil & Gas Co. (a)(b)	133,397	484,231
Continental Resources, Inc.	60,826	2,389,245
CVR Energy, Inc.	29,860	429,984
Delek U.S. Holdings, Inc.	74,249	1,270,400
Denbury, Inc. (a)	49,270	3,465,159
Devon Energy Corp.	588,739	17,397,237
Diamondback Energy, Inc.	179,257	13,827,885
Dorian LPG Ltd. (b)	26,286	347,501
DT Midstream, Inc.	95,153	4,421,760
Earthstone Energy, Inc. (a)	24,481	202,458
EOG Resources, Inc.	572,933	38,684,436
Epsilon Energy Ltd. (a)	11,160	57,028
EQT Corp. (a)	272,779	5,000,039
Equitrans Midstream Corp.	401,871	3,508,334
Evolution Petroleum Corp.	26,812	111,806
Exxon Mobil Corp.	4,155,586	226,562,549
Falcon Minerals Corp.	37,797	167,819
Gevo, Inc. (a)(b)	183,834	1,145,286
Goodrich Petroleum Corp. (a)	11,303	183,674
Green Plains, Inc. (a)(b)	46,311	1,625,516
Hallador Energy Co. (a)	23,266	54,908
Hess Corp.	269,795	18,548,406
HollyFrontier Corp.	145,815	4,714,199
Houston American Energy Corp. (a)(b)	6,711	12,214
International Seaways, Inc. (b)	42,774	735,713
Kinder Morgan, Inc.	1,912,115	31,110,111
Kosmos Energy Ltd. (a)	397,294	937,614
Laredo Petroleum, Inc. (a)(b)	9,367	506,099
Lightbridge Corp. (a)(b)	5,102	32,041
Magnolia Oil & Gas Corp. Class A	141,881	2,224,694
Marathon Oil Corp.	776,203	9,120,385
Marathon Petroleum Corp.	625,238	37,057,856
Matador Resources Co.	107,222	3,082,633
Meta Materials, Inc. (a)(b)	59,879	278,437
Murphy Oil Corp. (b)	141,492	3,008,120
NACCO Industries, Inc. Class A	3,656	91,071
New Fortress Energy, Inc.	48,715	1,430,760
Nextdecade Corp. (a)	110,158	365,725
Northern Oil & Gas, Inc.	45,149	749,473
Oasis Petroleum, Inc.	19,512	1,689,544
Occidental Petroleum Corp.	831,228	21,354,247
ONEOK, Inc.	437,587	22,982,069
Overseas Shipholding Group, Inc. (a)	72,216	189,206
Ovintiv, Inc.	258,005	7,033,216
Par Pacific Holdings, Inc. (a)	43,495	717,233
PBF Energy, Inc. Class A (a)	92,959	966,774
PDC Energy, Inc.	98,498	4,112,292
Peabody Energy Corp. (a)	67,358	1,076,381
Pedevco Corp. (a)	16,869	19,231
Penn Virginia Corp. (a)	16,123	333,746
Phillips 66 Co.	430,100	30,575,809
Phx Minerals, Inc. Class A	34,166	86,440
Pioneer Natural Resources Co.	227,498	34,049,626
PrimeEnergy Corp. (a)	351	17,578
Range Resources Corp. (a)	256,392	3,748,451
Renewable Energy Group, Inc. (a)	46,714	2,261,892
Rex American Resources Corp. (a)	5,124	434,310
Riley Exploration Permian, Inc. (b)	1,132	22,866
Ring Energy, Inc. (a)(b)	85,168	204,403
SandRidge Energy, Inc. (a)	31,654	281,721
SilverBow Resources, Inc. (a)	11,466	209,598
SM Energy Co.	106,951	2,042,764
Southwestern Energy Co. (a)	633,501	2,882,430
Talos Energy, Inc. (a)	30,858	382,639
Targa Resources Corp.	224,145	9,844,448
Tellurian, Inc. (a)(b)	208,962	666,589
Texas Pacific Land Corp. (b)	7,620	10,361,219
The Williams Companies, Inc.	1,192,652	29,446,578
U.S. Energy Corp. (a)(b)	2,763	11,024
Uranium Energy Corp. (a)	225,821	566,811
VAALCO Energy, Inc. (a)	50,007	122,517
Valero Energy Corp.	403,659	26,766,628
Vertex Energy, Inc. (a)	26,073	196,590
Vine Energy, Inc. Class A	24,730	367,735
W&T Offshore, Inc. (a)	88,402	288,191
Whiting Petroleum Corp. (a)	38,128	1,790,110
World Fuel Services Corp.	61,786	1,999,395
		969,854,494

TOTAL ENERGY		1,077,139,459

FINANCIALS - 11.6%
Banks - 4.2%
1st Constitution Bancorp	7,898	176,994
1st Source Corp.	16,698	784,806
ACNB Corp.	8,227	237,020
Allegiance Bancshares, Inc. (b)	18,176	675,602
Altabancorp	13,838	574,554
Amalgamated Financial Corp.	26,397	410,473
Amerant Bancorp, Inc. Class A (a)	19,897	528,663
American National Bankshares, Inc.	10,670	364,701
Ameris Bancorp	71,644	3,527,751
AmeriServ Financial, Inc.	16,210	63,219
Ames National Corp.	8,725	204,252
Arrow Financial Corp.	15,519	571,875
Associated Banc-Corp.	149,615	3,085,061
Atlantic Capital Bancshares, Inc. (a)	19,452	471,322
Atlantic Union Bankshares Corp.	77,409	2,864,133
Auburn National Bancorp., Inc.	2,294	78,799
Banc of California, Inc.	42,574	765,055
BancFirst Corp.	18,144	1,026,225
Bancorp, Inc., Delaware (a)	52,898	1,304,465
BancorpSouth Bank (b)	94,692	2,777,316
Bank First National Corp.	6,170	438,070
Bank of America Corp.	7,402,834	309,068,320
Bank of Commerce Holdings	14,624	208,538
Bank of Hawaii Corp.	39,617	3,320,301
Bank of Marin Bancorp	14,400	521,280
Bank of South Carolina Corp.	800	16,600
Bank of the James Financial Group, Inc.	6,254	88,494
Bank OZK	117,733	4,995,411
Bank7 Corp.	985	22,360
BankFinancial Corp.	15,633	181,343
BankUnited, Inc.	90,483	3,803,000
Bankwell Financial Group, Inc.	5,907	177,742
Banner Corp.	33,948	1,941,826
Bar Harbor Bankshares	14,264	390,834
BayCom Corp. (a)	10,110	175,004
BCB Bancorp, Inc.	13,944	207,347
Berkshire Hills Bancorp, Inc.	50,548	1,295,545
Blue Ridge Bankshares, Inc. (b)	15,915	282,491
BOK Financial Corp.	29,983	2,640,003
Brookline Bancorp, Inc., Delaware	75,290	1,127,091
Bryn Mawr Bank Corp.	18,922	772,018
Business First Bancshares, Inc.	19,232	460,029
Byline Bancorp, Inc.	22,456	552,418
C & F Financial Corp.	3,192	170,900
Cadence Bancorp Class A	127,625	2,745,214
California Bancorp, Inc. (a)	8,230	142,791
Cambridge Bancorp	6,833	585,861
Camden National Corp.	14,433	673,588
Capital Bancorp, Inc.	8,762	207,835
Capital City Bank Group, Inc.	11,135	258,221
Capstar Financial Holdings, Inc.	17,866	375,901
Carter Bankshares, Inc. (a)	23,269	283,649
Cathay General Bancorp	72,595	2,887,829
CB Financial Services, Inc.	4,567	105,954
CBTX, Inc.	17,652	480,487
Central Pacific Financial Corp.	27,119	686,382
Central Valley Community Bancorp	10,451	227,205
Century Bancorp, Inc. Class A (non-vtg.)	2,735	312,693
Chemung Financial Corp. (b)	3,381	157,149
ChoiceOne Financial Services, Inc.	7,191	176,395
CIT Group, Inc.	97,899	5,425,563
Citigroup, Inc.	2,028,993	145,904,887
Citizens & Northern Corp.	15,477	388,318
Citizens Community Bancorp, Inc.	7,162	99,982
Citizens Financial Group, Inc.	419,746	18,380,677
Citizens Holding Co. (b)	5,474	97,164
City Holding Co.	15,072	1,174,109
Civista Bancshares, Inc.	14,444	339,723
CNB Financial Corp., Pennsylvania	16,167	397,385
Coastal Financial Corp. of Washington (a)	8,923	262,069
Codorus Valley Bancorp, Inc.	8,016	177,554
Colony Bankcorp, Inc.	6,671	124,014
Columbia Banking Systems, Inc.	70,013	2,545,673
Comerica, Inc.	138,783	10,257,452
Commerce Bancshares, Inc.	102,944	7,280,200
Community Bank System, Inc.	52,852	3,911,048
Community Bankers Trust Corp.	28,949	324,518
Community Financial Corp.	4,837	172,971
Community Trust Bancorp, Inc.	14,778	615,651
Community West Bancshares	9,654	127,433
ConnectOne Bancorp, Inc.	33,400	955,574
Cortland Bancorp	2,443	65,937
County Bancorp, Inc.	4,756	172,833
CrossFirst Bankshares, Inc. (a)	45,435	600,651
Cullen/Frost Bankers, Inc.	55,110	6,294,664
Customers Bancorp, Inc. (a)	30,742	1,273,026
CVB Financial Corp.	124,914	2,543,249
Dime Community Bancshares, Inc.	34,748	1,146,684
Eagle Bancorp Montana, Inc.	5,640	124,870
Eagle Bancorp, Inc.	30,891	1,782,411
East West Bancorp, Inc.	140,494	10,303,830
Eastern Bankshares, Inc.	182,115	3,602,235
Emclaire Financial Corp.	3,240	87,156
Enterprise Bancorp, Inc.	8,476	286,065
Enterprise Financial Services Corp.	36,691	1,647,793
Equity Bancshares, Inc. (a)	13,660	438,213
Esquire Financial Holdings, Inc. (a)	6,454	167,804
Evans Bancorp, Inc.	5,091	199,313
Farmers & Merchants Bancorp, Inc.	9,727	221,387
Farmers National Banc Corp. (b)	24,344	379,766
FB Financial Corp.	34,286	1,412,240
Fidelity D & D Bancorp, Inc. (b)	3,766	203,176
Fifth Third Bancorp	695,438	27,024,721
Financial Institutions, Inc.	15,188	482,371
First Bancorp, North Carolina	27,591	1,152,200
First Bancorp, Puerto Rico	209,785	2,670,563
First Bancshares, Inc.	20,922	847,759
First Bank Hamilton New Jersey	14,305	190,543
First Busey Corp.	48,353	1,145,966
First Business Finance Services, Inc.	6,798	192,655
First Capital, Inc.	3,136	132,966
First Citizens Bancshares, Inc. (b)	7,152	6,420,350
First Commonwealth Financial Corp.	92,768	1,254,223
First Community Bankshares, Inc.	15,047	470,068
First Community Corp.	6,412	130,612
First Financial Bancorp, Ohio (b)	95,001	2,233,474
First Financial Bankshares, Inc. (b)	139,246	6,630,895
First Financial Corp., Indiana	11,678	472,142
First Financial Northwest, Inc.	8,821	143,694
First Foundation, Inc.	38,492	924,963
First Guaranty Bancshares, Inc.	4,272	81,083
First Hawaiian, Inc.	126,901	3,541,807
First Horizon National Corp.	547,502	8,973,558
First Internet Bancorp	8,982	266,945
First Interstate Bancsystem, Inc.	33,872	1,492,400
First Merchants Corp.	53,590	2,205,229
First Mid-Illinois Bancshares, Inc.	15,208	622,007
First Midwest Bancorp, Inc., Delaware	110,458	2,068,878
First National Corp. (b)	3,023	63,725
First Northwest Bancorp	9,923	186,949
First of Long Island Corp.	21,091	447,129
First Republic Bank	173,517	34,519,472
First Savings Financial Group, Inc.	1,794	156,114
First U.S. Bancshares, Inc.	8,570	92,128
First United Corp.	6,093	112,233
First Western Financial, Inc. (a)	5,604	151,644
Five Star Bancorp	4,872	116,343
Flushing Financial Corp.	29,329	672,514
FNB Corp., Pennsylvania	309,869	3,619,270
FNCM Bancorp, Inc.	13,381	104,773
Franklin Financial Services Corp.	4,304	136,480
Fulton Financial Corp.	156,848	2,486,041
FVCBankcorp, Inc. (a)	10,811	213,842
German American Bancorp, Inc.	23,921	893,689
Glacier Bancorp, Inc.	93,457	4,977,520
Great Southern Bancorp, Inc.	10,308	561,477
Great Western Bancorp, Inc.	53,677	1,661,840
Guaranty Bancshares, Inc. Texas	8,698	298,515
Hancock Whitney Corp.	84,589	3,887,710
Hanmi Financial Corp.	28,739	554,088
HarborOne Bancorp, Inc.	54,104	764,490
Hawthorn Bancshares, Inc.	6,148	140,543
HBT Financial, Inc.	10,729	175,419
Heartland Financial U.S.A., Inc.	38,486	1,809,997
Heritage Commerce Corp.	58,351	657,616
Heritage Financial Corp., Washington	34,685	882,733
Hilltop Holdings, Inc.	63,137	2,113,195
Home Bancshares, Inc.	147,898	3,275,941
HomeTrust Bancshares, Inc.	15,736	437,776
Hope Bancorp, Inc.	118,407	1,632,833
Horizon Bancorp, Inc. Indiana	37,430	668,126
Howard Bancorp, Inc. (a)	11,534	229,527
Huntington Bancshares, Inc.	1,450,205	22,521,684
Independent Bank Corp.	22,037	461,455
Independent Bank Corp., Massachusetts (b)	34,418	2,639,861
Independent Bank Group, Inc.	39,679	2,794,592
International Bancshares Corp.	54,419	2,279,068
Investar Holding Corp.	8,801	197,934
Investors Bancorp, Inc.	219,178	3,136,437
JPMorgan Chase & Co.	2,971,713	475,325,494
KeyCorp	950,976	19,323,832
Lakeland Bancorp, Inc.	48,188	813,413
Lakeland Financial Corp. (b)	24,519	1,628,307
Landmark Bancorp, Inc.	2,852	78,943
LCNB Corp.	11,012	192,490
Level One Bancorp, Inc.	4,344	116,593
Limestone Bancorp, Inc. (a)	2,642	45,707
Live Oak Bancshares, Inc.	30,636	1,875,230
M&T Bank Corp.	126,962	17,775,950
Macatawa Bank Corp.	23,690	194,495
Mackinac Financial Corp.	8,521	180,304
Mainstreet Bancshares, Inc. (a)	6,493	151,612
Malvern Bancorp, Inc. (a)	4,373	80,769
Mercantile Bank Corp.	15,532	484,598
Meridian Bank/Malvern, PA	5,109	149,643
Metrocity Bankshares, Inc.	19,207	397,777
Metropolitan Bank Holding Corp. (a)	7,734	605,572
Mid Penn Bancorp, Inc.	9,524	253,243
Middlefield Banc Corp.	5,696	135,565
Midland States Bancorp, Inc.	19,303	488,366
MidWestOne Financial Group, Inc.	14,087	413,594
MVB Financial Corp. (b)	9,836	388,915
National Bank Holdings Corp.	30,020	1,125,750
National Bankshares, Inc.	5,702	210,746
NBT Bancorp, Inc. (b)	46,078	1,652,357
Nicolet Bankshares, Inc. (a)	9,011	688,531
Northeast Bank	7,583	248,267
Northrim Bancorp, Inc.	5,866	246,196
Norwood Financial Corp.	7,276	185,538
Oak Valley Bancorp Oakdale California	6,445	112,465
OceanFirst Financial Corp.	57,765	1,228,084
OFG Bancorp	49,943	1,189,143
Ohio Valley Banc Corp.	3,377	91,179
Old National Bancorp, Indiana (b)	161,471	2,690,107
Old Point Financial Corp.	6,643	148,205
Old Second Bancorp, Inc.	23,325	274,302
Origin Bancorp, Inc.	21,266	875,096
Orrstown Financial Services, Inc.	10,708	255,493
Pacific Mercantile Bancorp (a)	20,792	183,178
Pacific Premier Bancorp, Inc.	93,196	3,724,112
PacWest Bancorp	114,094	4,854,700
Park National Corp.	13,844	1,623,071
Parke Bancorp, Inc.	9,689	198,818
Partners Bancorp	5,521	48,088
PCB Bancorp	12,461	237,008
Peapack-Gladstone Financial Corp.	15,655	521,468
Penns Woods Bancorp, Inc. (b)	6,380	151,397
Peoples Bancorp of North Carolina	4,303	121,345
Peoples Bancorp, Inc.	19,405	606,212
Peoples Financial Services Corp. (b)	6,355	292,902
Peoples United Financial, Inc.	420,416	6,907,435
Pinnacle Financial Partners, Inc.	75,308	7,298,851
Plumas Bancorp	4,631	149,396
PNC Financial Services Group, Inc.	417,898	79,860,308
Popular, Inc.	79,286	6,020,979
Preferred Bank, Los Angeles	12,952	827,503
Premier Financial Bancorp, Inc.	11,625	209,366
Primis Financial Corp.	17,918	268,591
Professional Holdings Corp. (A Shares) (a)	13,343	256,853
Prosperity Bancshares, Inc.	90,977	6,357,473
QCR Holdings, Inc. (b)	14,457	751,041
RBB Bancorp	11,943	307,413
Red River Bancshares, Inc.	5,150	258,324
Regions Financial Corp.	942,111	19,247,328
Reliant Bancorp, Inc.	14,785	428,765
Renasant Corp. (b)	54,862	1,925,656
Republic Bancorp, Inc., Kentucky Class A	8,806	441,445
Republic First Bancorp, Inc. (a)	44,175	147,545
Richmond Mutual Bancorp., Inc.	12,040	183,971
Riverview Financial Corp. (a)	6,760	83,756
S&T Bancorp, Inc.	38,029	1,133,264
Salisbury Bancorp, Inc.	2,343	120,055
Sandy Spring Bancorp, Inc.	46,335	2,018,816
SB Financial Group, Inc.	6,586	120,326
Seacoast Banking Corp., Florida	53,842	1,719,713
Select Bancorp, Inc. (a)	15,766	261,085
ServisFirst Bancshares, Inc.	46,054	3,381,285
Shore Bancshares, Inc.	11,188	198,028
Sierra Bancorp	13,611	345,992
Signature Bank	56,647	14,690,267
Silvergate Capital Corp. (a)	20,335	2,297,448
Simmons First National Corp. Class A (b)	105,723	3,071,253
SmartFinancial, Inc.	13,311	332,509
Sound Financial Bancorp, Inc.	3,275	142,495
South Plains Financial, Inc.	10,220	237,104
South State Corp.	69,735	4,782,426
Southern First Bancshares, Inc. (a)	6,343	323,366
Southside Bancshares, Inc.	29,558	1,114,041
Spirit of Texas Bancshares, Inc.	12,623	298,534
Sterling Bancorp	187,397	4,289,517
Stock Yards Bancorp, Inc.	20,740	1,069,769
Summit Financial Group, Inc.	8,842	211,677
Summit State Bank	3,784	57,895
SVB Financial Group (a)	57,684	32,274,198
Synovus Financial Corp.	149,768	6,455,001
Texas Capital Bancshares, Inc. (a)	50,854	3,457,563
The Bank of Princeton	4,966	151,463
The First Bancorp, Inc.	9,551	283,569
Tompkins Financial Corp.	11,701	931,283
TowneBank	65,716	2,002,367
Trico Bancshares	26,265	1,038,781
TriState Capital Holdings, Inc. (a)	26,797	541,567
Triumph Bancorp, Inc. (a)	22,921	1,884,565
Truist Financial Corp.	1,323,392	75,512,748
Trustmark Corp. (b)	61,490	1,944,314
U.S. Bancorp	1,333,481	76,528,475
UMB Financial Corp.	42,397	3,882,717
Umpqua Holdings Corp.	214,817	4,182,487
Union Bankshares, Inc.	4,955	164,258
United Bancorp, Inc. (b)	8,540	129,381
United Bancshares, Inc.	674	20,085
United Bankshares, Inc., West Virginia (b)	131,273	4,769,148
United Community Bank, Inc.	84,736	2,556,485
United Security Bancshares, California	12,691	104,066
Unity Bancorp, Inc.	6,190	141,442
Univest Corp. of Pennsylvania	27,915	755,938
Valley National Bancorp	396,563	5,171,182
Veritex Holdings, Inc.	48,935	1,758,235
Virginia National Bank Corp. (b)	3,473	129,890
Washington Trust Bancorp, Inc.	16,607	884,489
Webster Financial Corp.	88,193	4,455,510
Wells Fargo & Co.	4,058,646	185,480,122
WesBanco, Inc.	65,560	2,229,040
West Bancorp., Inc.	14,293	437,223
Westamerica Bancorp.	27,673	1,570,166
Western Alliance Bancorp.	102,053	9,956,291
Wintrust Financial Corp.	55,638	4,163,948
Zions Bancorp NA	159,963	9,261,858
		1,934,319,357
Capital Markets - 3.2%
Affiliated Managers Group, Inc.	40,921	6,961,071
Ameriprise Financial, Inc.	113,886	31,080,628
Apollo Global Management LLC Class A (b)	208,291	12,451,636
Ares Management Corp.	108,713	8,390,469
Artisan Partners Asset Management, Inc.	60,485	3,142,801
Ashford, Inc. (a)	1,740	28,710
Assetmark Financial Holdings, Inc. (a)	21,456	576,523
Associated Capital Group, Inc.	2,749	101,356
B. Riley Financial, Inc.	17,268	1,131,745
Bank of New York Mellon Corp.	791,877	43,727,448
BGC Partners, Inc. Class A	328,915	1,693,912
BlackRock, Inc. Class A	139,223	131,327,664
Blucora, Inc. (a)	47,739	783,397
BrightSphere Investment Group, Inc.	57,545	1,564,649
Carlyle Group LP	114,525	5,655,245
Cboe Global Markets, Inc.	104,698	13,207,653
Charles Schwab Corp.	1,472,520	107,273,082
CME Group, Inc.	352,554	71,117,193
Cohen & Co., Inc.	202	4,531
Cohen & Steers, Inc.	23,287	2,042,503
Coinbase Global, Inc. (a)(b)	26,450	6,850,550
Cowen Group, Inc. Class A (b)	26,732	963,421
Diamond Hill Investment Group, Inc.	2,874	526,028
Donnelley Financial Solutions, Inc. (a)	30,168	1,006,103
Evercore, Inc. Class A	40,326	5,631,123
FactSet Research Systems, Inc.	37,190	14,140,382
Federated Hermes, Inc.	93,372	3,158,775
Focus Financial Partners, Inc. Class A (a)	50,155	2,602,041
Franklin Resources, Inc.	267,571	8,680,003
GAMCO Investors, Inc. Class A	4,820	131,634
GCM Grosvenor, Inc. Class A (b)	35,414	393,804
Goldman Sachs Group, Inc.	333,697	137,987,046
Greenhill & Co., Inc. (b)	14,352	211,548
Hamilton Lane, Inc. Class A	31,596	2,719,468
Hennessy Advisors, Inc.	1,863	19,003
Heritage Global, Inc. (a)	30,061	61,926
Houlihan Lokey	50,182	4,526,416
Interactive Brokers Group, Inc.	79,373	5,130,671
Intercontinental Exchange, Inc.	552,149	65,998,370
Invesco Ltd.	370,914	9,391,542
Janus Henderson Group PLC	167,898	7,280,057
Jefferies Financial Group, Inc.	196,293	7,254,989
KKR & Co. LP	571,563	36,745,785
Lazard Ltd. Class A	111,424	5,281,498
LPL Financial	78,437	11,596,910
Manning & Napier, Inc. Class A	14,069	136,610
MarketAxess Holdings, Inc.	37,294	17,748,960
Moelis & Co. Class A	61,049	3,781,986
Moody's Corp.	157,999	60,161,279
Morgan Stanley	1,460,659	152,536,619
Morningstar, Inc.	21,000	5,627,790
MSCI, Inc.	80,906	51,341,329
NASDAQ, Inc.	112,771	22,078,306
Northern Trust Corp.	204,887	24,283,207
Open Lending Corp. (a)	95,648	3,536,107
Oppenheimer Holdings, Inc. Class A (non-vtg.)	8,908	415,024
Piper Jaffray Companies	14,276	2,040,326
PJT Partners, Inc.	24,079	1,901,759
Pzena Investment Management, Inc.	18,643	203,395
Raymond James Financial, Inc.	120,127	16,805,767
S&P Global, Inc.	236,332	104,888,868
Safeguard Scientifics, Inc. (a)	19,693	154,393
Sculptor Capital Management, Inc. Class A	20,212	572,000
SEI Investments Co.	115,790	7,272,770
Siebert Financial Corp. (a)(b)	7,387	28,144
Silvercrest Asset Management Group Class A	7,789	126,493
State Street Corp.	341,679	31,745,396
StepStone Group, Inc. Class A	26,952	1,290,192
Stifel Financial Corp.	103,788	7,171,751
StoneX Group, Inc. (a)	16,524	1,151,558
T. Rowe Price Group, Inc.	222,775	49,872,639
The Blackstone Group LP	671,693	84,451,961
Tradeweb Markets, Inc. Class A	103,681	9,021,284
U.S. Global Investors, Inc. Class A	11,718	74,058
Value Line, Inc.	459	16,822
Victory Capital Holdings, Inc.	15,385	538,937
Virtu Financial, Inc. Class A (b)	76,989	1,884,691
Virtus Investment Partners, Inc.	7,205	2,253,004
Westwood Holdings Group, Inc.	6,565	146,268
WisdomTree Investments, Inc. (b)	108,069	681,915
		1,446,492,917
Consumer Finance - 0.7%
Ally Financial, Inc.	363,589	19,233,858
American Express Co.	638,694	105,997,656
Atlanticus Holdings Corp. (a)	5,666	363,757
Capital One Financial Corp.	443,076	73,537,324
Consumer Portfolio Services, Inc. (a)	13,429	76,814
Credit Acceptance Corp. (a)(b)	11,305	6,553,282
CURO Group Holdings Corp.	16,387	268,255
Discover Financial Services	299,541	38,407,147
Elevate Credit, Inc. (a)	16,945	59,477
Encore Capital Group, Inc. (a)(b)	30,272	1,489,685
Enova International, Inc. (a)	36,048	1,188,863
EZCORP, Inc. (non-vtg.) Class A (a)	50,097	345,168
First Cash Financial Services, Inc.	40,344	3,457,077
Green Dot Corp. Class A (a)	53,295	2,784,131
LendingClub Corp. (a)	95,192	2,956,664
LendingTree, Inc. (a)	10,988	1,830,930
Medallion Financial Corp. (a)	17,110	145,948
Navient Corp.	176,786	4,103,203
Nelnet, Inc. Class A	20,548	1,661,922
Nicholas Financial, Inc. (a)	1,682	19,478
OneMain Holdings, Inc.	104,332	6,033,520
Oportun Financial Corp. (a)	18,137	457,959
PRA Group, Inc. (a)	44,689	1,876,938
PROG Holdings, Inc.	65,826	3,114,886
Regional Management Corp.	9,574	568,983
Santander Consumer U.S.A. Holdings, Inc.	68,671	2,865,641
SLM Corp.	317,270	5,948,813
Synchrony Financial	531,390	26,436,653
Upstart Holdings, Inc.	16,571	3,796,748
World Acceptance Corp. (a)	3,805	722,455
		316,303,235
Diversified Financial Services - 1.2%
A-Mark Precious Metals, Inc.	8,060	390,991
Alerus Financial Corp.	13,908	415,293
Berkshire Hathaway, Inc. Class B (a)	1,860,354	531,633,363
Cannae Holdings, Inc. (a)	83,912	2,678,471
Equitable Holdings, Inc.	380,344	11,794,467
FlexShopper, Inc. (a)	13,495	39,136
LM Funding America, Inc. (a)(b)	6,573	33,851
Marlin Business Services Corp.	11,355	252,649
SWK Holdings Corp. (a)	12,117	239,917
Voya Financial, Inc.	119,008	7,733,140
		555,211,278
Insurance - 2.0%
AFLAC, Inc.	620,103	35,147,438
Alleghany Corp. (a)	13,641	9,230,728
Allstate Corp.	293,596	39,717,667
AMBAC Financial Group, Inc. (a)	44,091	621,242
American Equity Investment Life Holding Co.	83,684	2,651,946
American Financial Group, Inc.	67,539	9,316,330
American International Group, Inc.	843,120	46,000,627
American National Group, Inc.	8,967	1,726,148
Amerisafe, Inc.	18,527	1,066,229
Aon PLC	221,362	63,499,903
Arch Capital Group Ltd. (a)	396,354	16,290,149
Argo Group International Holdings, Ltd. (b)	33,715	1,783,524
Arthur J. Gallagher & Co.	201,046	28,874,227
Assurant, Inc.	59,430	10,109,637
Assured Guaranty Ltd.	73,431	3,661,270
Athene Holding Ltd. (a)	122,359	8,194,382
Atlantic American Corp. (b)	6,710	26,639
Axis Capital Holdings Ltd.	78,594	4,021,655
Brighthouse Financial, Inc. (a)	86,028	4,211,931
Brown & Brown, Inc.	229,251	13,308,021
BRP Group, Inc. (a)	45,974	1,730,921
Chubb Ltd.	441,409	81,183,943
Cincinnati Financial Corp.	147,264	18,172,378
Citizens, Inc. Class A (a)(b)	41,311	246,627
CNA Financial Corp.	30,132	1,336,354
CNO Financial Group, Inc.	127,295	3,113,636
Crawford & Co.:
Class A	16,121	160,726
Class B	8,760	82,782
Donegal Group, Inc. Class A	14,291	215,222
eHealth, Inc. (a)	26,171	1,011,509
Employers Holdings, Inc.	27,322	1,124,847
Enstar Group Ltd. (a)	12,899	2,975,412
Erie Indemnity Co. Class A	24,781	4,388,467
Everest Re Group Ltd.	39,312	10,413,749
Fednat Holding Co.	14,110	36,545
FG Financial Group, Inc. (a)	3,476	18,075
Fidelity National Financial, Inc.	283,888	13,862,251
First American Financial Corp.	107,918	7,611,457
Genworth Financial, Inc. Class A (a)	494,391	1,853,966
Globe Life, Inc.	93,811	9,012,423
GoHealth, Inc. (a)	49,516	240,648
Goosehead Insurance (b)	16,680	2,448,290
Greenlight Capital Re, Ltd. (a)	24,616	207,513
Hallmark Financial Services, Inc. (a)	17,730	66,665
Hanover Insurance Group, Inc.	34,970	4,941,611
Hartford Financial Services Group, Inc.	351,012	23,595,027
HCI Group, Inc. (b)	6,368	711,051
Heritage Insurance Holdings, Inc.	22,428	156,996
Horace Mann Educators Corp.	40,980	1,680,180
Independence Holding Co.	7,950	397,341
Investors Title Co.	1,399	268,412
James River Group Holdings Ltd. (b)	36,281	1,334,778
Kemper Corp.	60,461	4,147,625
Kingstone Companies, Inc.	6,183	44,208
Kingsway Financial Services, Inc. (a)	20,658	114,652
Kinsale Capital Group, Inc.	21,317	3,876,496
Lemonade, Inc. (a)(b)	17,415	1,315,529
Lincoln National Corp.	175,717	12,062,972
Loews Corp.	220,399	12,313,692
Maiden Holdings Ltd. (a)	62,852	196,727
Markel Corp. (a)	13,539	17,197,915
Marsh & McLennan Companies, Inc.	498,764	78,405,701
MBIA, Inc. (a)(b)	46,333	518,466
Mercury General Corp.	26,103	1,558,610
MetLife, Inc.	730,254	45,275,748
MetroMile, Inc. (a)(b)	68,620	274,480
Midwest Holding, Inc. (b)	853	31,979
National Western Life Group, Inc.	2,174	481,889
NI Holdings, Inc. (a)	6,998	136,601
Old Republic International Corp.	276,514	7,189,364
Oscar Health, Inc. (a)	38,553	601,041
Oxbridge Re Holdings Ltd. (a)	2,611	8,381
Palomar Holdings, Inc. (a)	21,885	1,965,273
Primerica, Inc.	39,217	5,997,848
Principal Financial Group, Inc.	248,883	16,627,873
ProAssurance Corp.	51,810	1,321,155
Progressive Corp.	574,225	55,320,837
Prudential Financial, Inc.	386,929	40,968,043
Reinsurance Group of America, Inc.	66,943	7,753,338
Reliance Global Group, Inc. (a)(b)	7,434	20,964
RenaissanceRe Holdings Ltd.	48,908	7,665,351
RLI Corp.	39,400	4,303,662
Root, Inc. (b)	54,032	348,506
Safety Insurance Group, Inc.	14,342	1,166,148
Selective Insurance Group, Inc.	60,414	5,048,798
Selectquote, Inc. (a)	43,217	412,722
Siriuspoint Ltd. (a)	78,325	768,368
State Auto Financial Corp.	16,990	859,354
Stewart Information Services Corp.	26,380	1,660,621
The Travelers Companies, Inc.	246,965	39,442,780
Tiptree, Inc.	16,868	170,535
Trean Insurance Group, Inc. (a)	10,745	109,706
Trupanion, Inc. (a)	33,084	3,029,833
United Fire Group, Inc. (b)	20,524	532,803
United Insurance Holdings Corp.	20,813	79,298
Universal Insurance Holdings, Inc.	27,600	393,024
Unum Group	198,798	5,292,003
W.R. Berkley Corp.	138,084	10,399,106
White Mountains Insurance Group Ltd.	3,071	3,442,008
Willis Towers Watson PLC	126,485	27,917,769
		922,829,297
Mortgage Real Estate Investment Trusts - 0.2%
Acres Commercial Realty Corp.	9,778	164,466
AG Mortgage Investment Trust, Inc.	13,869	150,201
AGNC Investment Corp.	512,499	8,358,859
Annaly Capital Management, Inc.	1,366,586	11,875,632
Apollo Commercial Real Estate Finance, Inc.	125,513	1,951,727
Arbor Realty Trust, Inc.	124,675	2,279,059
Ares Commercial Real Estate Corp.	41,422	653,639
Arlington Asset Investment Corp. (a)	30,324	113,109
Armour Residential REIT, Inc.	68,943	748,721
Blackstone Mortgage Trust, Inc.	147,446	4,837,703
BrightSpire Capital, Inc.	82,419	825,838
Broadmark Realty Capital, Inc.	124,220	1,305,552
Capstead Mortgage Corp.	89,524	616,820
Cherry Hill Mortgage Investment Corp.	13,705	124,990
Chimera Investment Corp.	223,254	3,420,251
Dynex Capital, Inc.	29,694	527,365
Ellington Financial LLC (b)	42,432	785,841
Ellington Residential Mortgage REIT	7,020	80,800
Granite Point Mortgage Trust, Inc.	53,726	739,270
Great Ajax Corp.	21,331	301,407
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	78,409	4,733,551
Invesco Mortgage Capital, Inc.	280,460	875,035
KKR Real Estate Finance Trust, Inc.	26,919	574,182
Ladder Capital Corp. Class A	126,274	1,440,786
Lument Finance Trust, Inc.	15,897	65,337
Manhattan Bridge Capital, Inc.	5,864	37,412
MFA Financial, Inc.	423,054	2,030,659
New Residential Investment Corp.	453,465	4,951,838
New York Mortgage Trust, Inc.	363,793	1,607,965
Nexpoint Real Estate Finance, Inc.	4,481	96,117
Orchid Island Capital, Inc. (b)	107,529	539,796
PennyMac Mortgage Investment Trust	95,888	1,861,186
Ready Capital Corp.	56,277	861,601
Redwood Trust, Inc.	112,934	1,408,287
Sachem Capital Corp.	28,804	139,411
Starwood Property Trust, Inc.	282,914	7,299,181
TPG RE Finance Trust, Inc.	65,448	824,645
Tremont Mortgage Trust	5,426	31,688
Two Harbors Investment Corp.	301,884	1,992,434
Western Asset Mortgage Capital Corp.	69,658	193,649
		71,426,010
Thrifts & Mortgage Finance - 0.1%
1895 Bancorp of Wisconsin, Inc.	2,017	22,066
Axos Financial, Inc. (a)	50,505	2,448,482
Bogota Financial Corp. (a)	2,919	30,358
Bridgewater Bancshares, Inc. (a)	21,548	352,310
Broadway Financial Corp. (a)	18,026	66,155
Capitol Federal Financial, Inc.	124,061	1,431,664
Carver Bancorp, Inc. (a)	721	13,454
Cf Bankshares, Inc.	410	7,815
Columbia Financial, Inc. (a)	48,359	871,913
ESSA Bancorp, Inc.	7,742	129,446
Essent Group Ltd.	111,033	5,227,434
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	8,580	839,982
FFBW, Inc. (a)	4,260	48,990
Finance of America Companies, Inc. (a)	21,279	117,035
Flagstar Bancorp, Inc.	46,433	2,296,576
FS Bancorp, Inc.	7,478	255,523
Greene County Bancorp, Inc.	3,184	99,978
Guaranty Federal Bancshares, Inc.	3,713	90,486
Guild Holdings Co. Class A	6,801	98,274
Hingham Institution for Savings	1,575	511,088
HMN Financial, Inc. (a)	7,447	173,664
Home Bancorp, Inc.	7,659	286,600
HomeStreet, Inc.	20,626	842,572
Impac Mortgage Holdings, Inc. (a)	6,758	9,394
Kearny Financial Corp.	74,381	943,895
loanDepot, Inc. (b)	3,419	28,138
Luther Burbank Corp.	15,778	204,641
Magyar Bancorp, Inc. (a)	2,799	29,557
Merchants Bancorp	15,807	579,643
Meridian Bancorp, Inc. Maryland	51,275	1,065,495
Meta Financial Group, Inc.	31,148	1,532,170
MGIC Investment Corp.	339,070	5,177,599
Mr. Cooper Group, Inc. (a)	68,088	2,647,261
New York Community Bancorp, Inc.	454,141	5,685,845
NMI Holdings, Inc. (a)	88,555	1,998,686
Northfield Bancorp, Inc.	45,911	775,896
Northwest Bancshares, Inc.	125,113	1,628,971
Ocwen Financial Corp. (a)	7,290	206,307
OP Bancorp	10,936	110,126
PCSB Financial Corp.	14,472	263,825
PDL Community Bancorp (a)	6,281	86,113
PennyMac Financial Services, Inc.	37,335	2,484,644
Pioneer Bancorp, Inc. (a)	8,267	101,601
Premier Financial Corp.	36,965	1,123,736
Provident Bancorp, Inc.	17,089	277,354
Provident Financial Holdings, Inc.	5,876	102,242
Provident Financial Services, Inc.	80,786	1,782,947
Prudential Bancorp, Inc.	6,181	91,479
Radian Group, Inc.	192,555	4,550,075
Randolph Bancorp, Inc. (a)	4,697	94,457
Riverview Bancorp, Inc.	19,047	139,805
Rocket Companies, Inc. (b)	133,494	2,316,121
Security National Financial Corp. Class A	14,164	130,309
Severn Bancorp, Inc.	11,661	145,179
Southern Missouri Bancorp, Inc.	7,287	328,789
Sterling Bancorp, Inc. (a)	13,300	70,623
Territorial Bancorp, Inc.	8,059	203,812
TFS Financial Corp.	47,485	949,225
Timberland Bancorp, Inc.	7,631	221,604
Trustco Bank Corp., New York	19,822	636,088
UWM Holdings Corp. Class A (b)	53,776	395,254
Velocity Financial, Inc. (a)	9,206	118,481
Walker & Dunlop, Inc.	29,880	3,318,174
Washington Federal, Inc.	70,730	2,355,309
Waterstone Financial, Inc.	22,596	458,247
Western New England Bancorp, Inc.	23,468	201,355
William Penn Bancorp, Inc.	11,475	137,700
WSFS Financial Corp.	46,505	2,111,792
		64,081,829

TOTAL FINANCIALS		5,310,663,923

HEALTH CARE - 13.5%
Biotechnology - 2.6%
180 Life Sciences Corp. (a)(b)	14,647	86,271
4D Molecular Therapeutics, Inc.	8,364	255,520
89Bio, Inc. (a)(b)	8,522	157,742
AbbVie, Inc.	1,734,378	209,478,175
Abeona Therapeutics, Inc. (a)(b)	59,626	78,706
ACADIA Pharmaceuticals, Inc. (a)	114,066	1,997,296
Acceleron Pharma, Inc. (a)	52,303	7,002,326
Achieve Life Sciences, Inc. (a)(b)	10,848	90,581
Acorda Therapeutics, Inc. (a)(b)	7,506	31,750
Actinium Pharmaceuticals, Inc. (a)(b)	22,258	135,329
Adamas Pharmaceuticals, Inc. (a)	37,496	176,606
Adicet Bio, Inc. (a)	11,978	100,016
Adicet Bio, Inc. rights (a)(c)	1,929	0
Aditxt, Inc. (a)	10,229	19,333
ADMA Biologics, Inc. (a)	122,301	163,883
Advaxis, Inc. (a)	98,040	46,010
Adverum Biotechnologies, Inc. (a)	83,898	203,872
Aeglea BioTherapeutics, Inc. (a)	36,693	266,024
Aevi Genomic Medicine, Inc. rights (a)(c)	12,284	413
Agenus, Inc. (a)(b)	178,011	1,098,328
AgeX Therapeutics, Inc. (a)(b)	10,213	10,519
Agios Pharmaceuticals, Inc. (a)	50,882	2,273,408
Aikido Pharma, Inc. (a)	82,272	67,874
Aileron Therapeutics, Inc. (a)	69,639	80,085
AIM ImmunoTech, Inc. (a)	39,596	81,568
Akebia Therapeutics, Inc. (a)(b)	155,108	456,018
Akero Therapeutics, Inc. (a)(b)	16,193	384,422
Akouos, Inc. (a)(b)	14,236	169,266
Albireo Pharma, Inc. (a)	18,313	559,462
Aldeyra Therapeutics, Inc. (a)	56,376	535,008
Alector, Inc. (a)	52,090	1,407,993
Aligos Therapeutics, Inc. (b)	10,211	174,098
Alkermes PLC (a)	158,860	4,965,964
Allakos, Inc. (a)	31,206	2,782,327
Allena Pharmaceuticals, Inc. (a)(b)	52,533	53,584
Allogene Therapeutics, Inc. (a)	64,932	1,548,628
Allovir, Inc. (a)	15,951	307,057
Alnylam Pharmaceuticals, Inc. (a)	115,599	23,285,107
Alpine Immune Sciences, Inc. (a)(b)	10,229	97,278
Altimmune, Inc. (a)(b)	28,726	430,603
ALX Oncology Holdings, Inc. (a)	11,385	796,950
Amgen, Inc.	564,227	127,250,115
Amicus Therapeutics, Inc. (a)	265,466	3,023,658
AnaptysBio, Inc. (a)(b)	21,444	549,181
Anavex Life Sciences Corp. (a)(b)	68,319	1,331,537
Anika Therapeutics, Inc. (a)	13,782	594,418
Anixa Biosciences, Inc. (a)	26,893	150,601
Annexon, Inc. (a)	14,830	242,471
Annovis Bio, Inc. (a)(b)	4,577	172,736
Apellis Pharmaceuticals, Inc. (a)	57,352	3,776,629
Applied Genetic Technologies Corp. (a)(b)	34,666	123,064
Applied Molecular Transport, Inc. (a)	17,188	516,843
Applied Therapeutics, Inc. (a)	16,004	251,423
Aprea Therapeutics, Inc. (a)(b)	9,373	43,303
Aptevo Therapeutics, Inc. (a)	4,235	76,018
Aptinyx, Inc. (a)(b)	35,916	93,382
AquaBounty Technologies, Inc. (a)	53,966	249,863
Aravive, Inc. (a)	13,565	58,601
Arbutus Biopharma Corp. (a)(b)	68,418	234,674
ARCA Biopharma, Inc. (a)	12,631	39,030
Arcturus Therapeutics Holdings, Inc. (a)(b)	20,081	1,100,640
Arcus Biosciences, Inc. (a)	43,785	1,277,208
Arcutis Biotherapeutics, Inc. (a)	28,950	612,872
Ardelyx, Inc. (a)(b)	74,118	104,506
Arena Pharmaceuticals, Inc. (a)	60,742	3,214,467
Aridis Pharmaceuticals, Inc. (a)(b)	5,647	22,701
Armata Pharmaceuticals, Inc. (a)	4,981	17,981
Arrowhead Pharmaceuticals, Inc. (a)	102,938	6,909,199
Assembly Biosciences, Inc. (a)	36,397	138,309
Atara Biotherapeutics, Inc. (a)	83,237	1,246,890
Athenex, Inc. (a)(b)	70,744	258,216
Athersys, Inc. (a)(b)	184,585	310,103
Atossa Therapeutics, Inc. (a)(b)	119,015	452,257
Atreca, Inc. (a)(b)	26,937	158,120
aTyr Pharma, Inc. (a)	14,256	78,622
AVEO Pharmaceuticals, Inc. (a)	27,740	177,813
Avid Bioservices, Inc. (a)	55,151	1,336,860
Avidity Biosciences, Inc. (a)(b)	16,269	371,584
Avita Medical, Inc. (a)	24,870	502,623
AVROBIO, Inc. (a)	33,403	222,464
Axcella Health, Inc. (a)	14,609	53,323
AzurRx BioPharma, Inc. (a)(b)	67,337	42,355
Beam Therapeutics, Inc. (a)	28,772	3,191,390
Bellicum Pharmaceuticals, Inc. (a)(b)	5,837	17,686
Benitec Biopharma, Inc. (a)	5,555	21,998
Bio Path Holdings, Inc. (a)(b)	9,683	54,999
BioAtla, Inc.	10,722	440,567
BioCardia, Inc. (a)	10,166	29,990
Biocept, Inc. (a)(b)	12,210	44,200
BioCryst Pharmaceuticals, Inc. (a)(b)	174,897	2,784,360
Biogen, Inc. (a)	147,833	50,102,082
Biohaven Pharmaceutical Holding Co. Ltd. (a)	54,721	7,181,584
BioMarin Pharmaceutical, Inc. (a)	179,917	15,150,811
Biomea Fusion, Inc. (a)	8,352	116,510
BioVie, Inc. (b)	2,264	18,067
BioXcel Therapeutics, Inc. (a)(b)	14,077	414,568
Black Diamond Therapeutics, Inc. (a)(b)	14,617	147,632
bluebird bio, Inc. (a)(b)	65,665	1,201,670
Blueprint Medicines Corp. (a)	57,657	5,377,668
Bolt Biotherapeutics, Inc.	11,443	203,228
BrainStorm Cell Therpeutic, Inc. (a)	26,335	91,382
Brickell Biotech, Inc. (a)	68,718	50,748
BridgeBio Pharma, Inc. (a)(b)	95,812	4,801,139
Brooklyn ImmunoTherapeutics, Inc. (a)(b)	20,315	245,202
C4 Therapeutics, Inc.	13,816	554,436
Cabaletta Bio, Inc. (a)(b)	11,744	119,554
Calithera Biosciences, Inc. (a)	64,387	157,748
Calyxt, Inc. (a)	14,195	55,786
Capricor Therapeutics, Inc. (a)	19,939	99,894
Cardiff Oncology, Inc. (a)	25,016	183,367
CareDx, Inc. (a)	51,451	3,770,329
CASI Pharmaceuticals, Inc. (a)	75,984	121,574
Catabasis Pharmaceuticals, Inc. (a)	2,530	25,224
Catalyst Biosciences, Inc. (a)	34,507	158,042
Catalyst Pharmaceutical Partners, Inc. (a)	94,219	519,147
Cel-Sci Corp. (a)	40,085	464,184
Celcuity, Inc. (a)	6,990	153,780
Celldex Therapeutics, Inc. (a)	44,526	2,344,294
Cellectar Biosciences, Inc. (a)(b)	47,983	48,943
Celsion Corp. (a)	77,870	82,542
Cerevel Therapeutics Holdings (a)	50,462	1,597,627
Checkmate Pharmaceuticals, Inc.	2,926	17,878
Checkpoint Therapeutics, Inc. (a)	55,019	177,161
ChemoCentryx, Inc. (a)	48,614	768,587
Chimerix, Inc. (a)	69,476	493,280
Chinook Therapeutics, Inc. (a)	37,636	510,344
Chinook Therapeutics, Inc. rights (a)(c)	8,006	400
Cidara Therapeutics, Inc. (a)	51,928	119,434
Clene, Inc. (a)	20,291	162,328
Clovis Oncology, Inc. (a)(b)	101,493	489,196
Codiak Biosciences, Inc. (b)	8,492	146,062
Cogent Biosciences, Inc. (a)(b)	32,823	271,774
Cogent Biosciences, Inc. rights (a)(c)	4,804	0
CohBar, Inc. (a)(b)	36,799	47,471
Coherus BioSciences, Inc. (a)(b)	64,688	1,033,714
Concert Pharmaceuticals, Inc. (a)	23,690	89,785
ContraFect Corp. (a)	37,934	137,700
Corbus Pharmaceuticals Holdings, Inc. (a)	109,958	141,846
Cortexyme, Inc. (a)(b)	13,040	1,255,752
Corvus Pharmaceuticals, Inc. (a)(b)	23,838	53,874
Crinetics Pharmaceuticals, Inc. (a)	24,117	568,438
CTI BioPharma Corp. (a)(b)	64,520	194,850
Cue Biopharma, Inc. (a)	27,694	332,051
Cullinan Oncology, Inc.	13,455	379,700
Curis, Inc. (a)	79,511	703,672
Cyclacel Pharmaceuticals, Inc. (a)	8,512	46,305
Cyclerion Therapeutics, Inc. (a)(b)	35,249	120,552
Cyclo Therapeutics, Inc. (a)	4,492	34,543
Cytocom, Inc. (a)	8,699	27,576
Cytokinetics, Inc. (a)	79,761	2,629,720
CytomX Therapeutics, Inc. (a)	63,328	324,239
Decibel Therapeutics, Inc.	6,507	52,511
Deciphera Pharmaceuticals, Inc. (a)	40,275	1,268,663
Denali Therapeutics, Inc. (a)	80,091	4,260,841
DermTech, Inc. (a)(b)	23,770	884,244
Design Therapeutics, Inc. (a)(b)	13,566	213,258
DiaMedica Therapeutics, Inc. (a)	15,883	68,297
Dicerna Pharmaceuticals, Inc. (a)	65,372	1,345,356
Diffusion Pharmaceuticals, Inc. (a)	82,947	48,947
Dyadic International, Inc. (a)(b)	15,307	96,740
Dynavax Technologies Corp. (a)(b)	100,337	1,952,558
Dyne Therapeutics, Inc.	17,204	291,264
Eagle Pharmaceuticals, Inc. (a)(b)	11,170	596,143
Edesa Biotech, Inc. (a)	10,140	59,522
Editas Medicine, Inc. (a)(b)	66,375	4,220,786
Eiger Biopharmaceuticals, Inc. (a)	31,582	257,077
Eledon Pharmaceuticals, Inc. (a)	14,736	122,604
Emergent BioSolutions, Inc. (a)	44,495	2,806,745
Enanta Pharmaceuticals, Inc. (a)	17,132	979,950
Enochian Biosciences, Inc. (a)(b)	13,988	103,231
Entasis Therapeutics Holdings, Inc. (a)	6,381	17,803
Epizyme, Inc. (a)	89,899	463,879
Equillium, Inc. (a)(b)	16,678	102,570
Evelo Biosciences, Inc. (a)(b)	25,337	288,082
Exact Sciences Corp. (a)	168,645	17,603,165
Exelixis, Inc. (a)	309,475	5,932,636
Exicure, Inc. (a)	62,165	87,031
F-star Therapeutics, Inc. (a)	17,245	136,580
F-star Therapeutics, Inc.:
rights (a)(c)	1,555	0
rights (a)(c)	1,555	0
Fate Therapeutics, Inc. (a)	78,254	5,732,106
FibroGen, Inc. (a)	85,465	993,958
Finch Therapeutics Group, Inc. (a)(b)	7,011	99,206
Flexion Therapeutics, Inc. (a)(b)	48,009	287,094
Foghorn Therapeutics, Inc.	8,232	106,851
Forma Therapeutics Holdings, Inc. (a)	21,338	512,752
Forte Biosciences, Inc. (a)(b)	10,770	316,853
Fortress Biotech, Inc. (a)	69,908	229,997
Frequency Therapeutics, Inc. (a)(b)	30,856	238,208
G1 Therapeutics, Inc. (a)(b)	30,776	465,333
Galectin Therapeutics, Inc. (a)(b)	44,525	174,983
Galecto, Inc.	4,448	19,794
Galera Therapeutics, Inc. (a)	7,383	66,152
Gemini Therapeutics, Inc.	29,602	145,642
Generation Bio Co. (a)	21,211	530,275
Genocea Biosciences, Inc. (a)(b)	12,239	21,541
Genprex, Inc. (a)(b)	37,346	117,640
GeoVax Labs, Inc. (a)	5,820	35,444
Geron Corp. (a)	290,705	421,522
Gilead Sciences, Inc.	1,231,896	89,657,391
Global Blood Therapeutics, Inc. (a)	60,926	1,747,967
GlycoMimetics, Inc. (a)	37,261	82,719
Gossamer Bio, Inc. (a)(b)	45,392	451,196
Greenwich Lifesciences, Inc.	1,995	79,840
Gritstone Bio, Inc. (a)(b)	18,536	170,531
Gt Biopharma, Inc. (a)	17,930	159,398
Halozyme Therapeutics, Inc. (a)	132,176	5,550,070
Harpoon Therapeutics, Inc. (a)	21,292	201,848
Heat Biologics, Inc. (a)(b)	26,215	189,534
Heron Therapeutics, Inc. (a)(b)	89,284	1,041,944
Histogen, Inc. (a)(b)	12,240	9,673
Homology Medicines, Inc. (a)	47,190	339,296
Hookipa Pharma, Inc. (a)(b)	20,079	138,344
Horizon Therapeutics PLC (a)	221,019	23,889,944
Humanigen, Inc. (a)(b)	46,435	769,892
iBio, Inc. (a)	216,421	274,855
Ideaya Biosciences, Inc. (a)(b)	17,861	419,734
Idera Pharmaceuticals, Inc. (a)(b)	39,299	42,836
IGM Biosciences, Inc. (a)	6,958	495,479
Immucell Corp. (a)	7,193	65,888
Immunic, Inc. (a)	14,334	141,190
ImmunityBio, Inc. (a)(b)	73,468	836,066
ImmunoGen, Inc. (a)	196,056	1,186,139
Immunome, Inc.	4,067	57,060
Immunovant, Inc. (a)	49,867	431,848
Impel Neuropharma, Inc. (a)(b)	5,616	106,648
Incyte Corp. (a)	184,156	14,086,092
Infinity Pharmaceuticals, Inc. (a)(b)	86,639	306,702
Inhibrx, Inc. (a)	7,232	206,257
Inmune Bio, Inc. (a)	7,798	184,969
Inovio Pharmaceuticals, Inc. (a)(b)	203,394	1,757,324
Inozyme Pharma, Inc. (a)	7,168	110,531
Insmed, Inc. (a)	113,014	3,168,913
Instil Bio, Inc. (a)(b)	17,972	338,772
Intellia Therapeutics, Inc. (a)	65,326	10,486,783
Intercept Pharmaceuticals, Inc. (a)(b)	26,953	401,869
Invitae Corp. (a)(b)	177,964	5,273,073
Ionis Pharmaceuticals, Inc. (a)	139,415	5,543,140
Iovance Biotherapeutics, Inc. (a)	140,218	3,375,047
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	157,396	2,061,888
IsoRay, Inc. (a)	145,306	92,996
iTeos Therapeutics, Inc. (a)	11,224	318,200
Iveric Bio, Inc. (a)	84,381	891,907
Jounce Therapeutics, Inc. (a)	30,007	186,644
Kadmon Holdings, Inc. (a)	164,310	900,419
Kalvista Pharmaceuticals, Inc. (a)	18,381	375,708
Karuna Therapeutics, Inc. (a)	18,307	2,176,702
Karyopharm Therapeutics, Inc. (a)(b)	67,747	392,933
Keros Therapeutics, Inc. (a)	8,886	298,925
Kezar Life Sciences, Inc. (a)	35,306	269,032
Kiniksa Pharmaceuticals Ltd. (a)(b)	24,077	302,889
Kinnate Biopharma, Inc.	11,928	263,847
Kintara Therapeutics, Inc. (a)	34,112	51,850
Kodiak Sciences, Inc. (a)	31,008	2,920,333
Kronos Bio, Inc. (b)	12,596	263,382
Krystal Biotech, Inc. (a)	17,087	990,021
Kura Oncology, Inc. (a)	64,681	1,194,011
Kymera Therapeutics, Inc. (a)	13,688	850,572
La Jolla Pharmaceutical Co. (a)(b)	15,615	65,739
Lantern Pharma, Inc. (a)	7,003	98,672
Larimar Therapeutics, Inc. (a)(b)	12,755	183,544
Leap Therapeutics, Inc. (a)	35,441	60,959
Lexicon Pharmaceuticals, Inc. (a)	65,700	310,104
Ligand Pharmaceuticals, Inc. Class B (a)	16,585	2,194,196
Lineage Cell Therapeutics, Inc. (a)(b)	158,333	398,999
LogicBio Therapeutics, Inc. (a)	14,173	67,180
Longeveron, Inc. (a)(b)	1,742	6,062
Lumos Pharma, Inc. (a)	1,359	14,745
Macrogenics, Inc. (a)	58,572	1,382,885
Madrigal Pharmaceuticals, Inc. (a)(b)	9,455	782,401
Magenta Therapeutics, Inc. (a)	25,845	165,408
MannKind Corp. (a)(b)	241,056	1,157,069
Marker Therapeutics, Inc. (a)	56,046	110,971
Matinas BioPharma Holdings, Inc. (a)	156,814	125,608
MediciNova, Inc. (a)(b)	40,673	159,031
MEI Pharma, Inc. (a)	88,557	247,960
Merrimack Pharmaceuticals, Inc. (a)(b)	14,294	71,756
Mersana Therapeutics, Inc. (a)	54,737	762,486
Metacrine, Inc.	3,004	9,613
MiMedx Group, Inc. (a)(b)	95,651	1,411,809
Minerva Neurosciences, Inc. (a)	26,227	48,258
Mirati Therapeutics, Inc. (a)	45,637	7,745,968
Mirum Pharmaceuticals, Inc. (a)	14,989	243,571
Moderna, Inc. (a)	299,627	112,866,495
Molecular Templates, Inc. (a)	39,029	254,469
Moleculin Biotech, Inc. (a)	33,890	104,381
Monopar Therapeutics, Inc. (a)(b)	1,919	9,921
Morphic Holding, Inc. (a)	14,433	909,423
Mustang Bio, Inc. (a)	73,638	223,860
Myovant Sciences Ltd. (a)(b)	39,341	957,560
Myriad Genetics, Inc. (a)	75,116	2,687,650
NanoViricides, Inc. (a)(b)	7,195	27,845
Natera, Inc. (a)	82,992	9,828,743
Navidea Biopharmaceuticals, Inc. (a)	17,813	29,213
Neoleukin Therapeutics, Inc. (a)	32,061	261,297
Neubase Therapeutics, Inc. (a)	28,508	113,747
Neurobo Pharmaceuticals, Inc. (a)(b)	3,685	15,256
Neurobo Pharmaceuticals, Inc. rights (a)(c)	159	0
Neurocrine Biosciences, Inc. (a)	93,219	8,874,449
Neximmune, Inc.	6,586	92,731
NextCure, Inc. (a)	14,443	110,056
Nkarta, Inc. (a)	15,884	513,689
Novavax, Inc. (a)	67,249	16,041,576
Nurix Therapeutics, Inc. (a)	13,522	435,273
Ocugen, Inc. (a)(b)	196,507	1,491,488
Olema Pharmaceuticals, Inc. (b)	10,787	322,747
OncoCyte Corp. (a)	79,873	327,479
Oncorus, Inc. (a)	8,810	91,007
OncoSec Medical, Inc. (a)	22,064	51,630
Oncternal Therapeutics, Inc. (a)	40,814	184,479
Oncternal Therapeutics, Inc. rights (a)(c)	780	0
OpGen, Inc. (a)(b)	45,181	144,579
Opko Health, Inc. (a)(b)	430,786	1,662,834
Oragenics, Inc. (a)	102,900	73,975
Organogenesis Holdings, Inc. Class A (a)	48,587	828,894
Organovo Holdings, Inc. (a)(b)	6,277	48,082
Orgenesis, Inc. (a)(b)	20,758	111,055
ORIC Pharmaceuticals, Inc. (a)	13,446	297,022
Outlook Therapeutics, Inc. (a)	86,570	238,933
Ovid Therapeutics, Inc. (a)	44,541	157,230
Oyster Point Pharma, Inc. (a)(b)	11,831	155,933
Palatin Technologies, Inc. (a)(b)	172,465	82,783
Passage Bio, Inc. (a)	25,626	308,025
PDL BioPharma, Inc. (a)(c)	91,243	225,370
PDS Biotechnology Corp. (a)	19,481	302,930
PhaseBio Pharmaceuticals, Inc. (a)(b)	29,593	95,881
Phio Pharmaceuticals Corp. (a)	5,556	11,556
Pieris Pharmaceuticals, Inc. (a)(b)	61,257	330,175
Plus Therapeutics, Inc. (a)	18,668	36,403
PMV Pharmaceuticals, Inc.	11,629	352,940
Polarityte, Inc. (a)(b)	64,648	45,629
Poseida Therapeutics, Inc. (a)	13,931	120,364
Praxis Precision Medicines, Inc.	14,747	293,023
Precigen, Inc. (a)(b)	90,711	548,802
Precision BioSciences, Inc. (a)	45,210	568,290
Prelude Therapeutics, Inc. (b)	11,142	397,658
Prometheus Biosciences, Inc. (a)(b)	11,046	241,024
Protagenic Therapeutics, Inc. (a)(b)	13,156	27,759
Protagonist Therapeutics, Inc. (a)	39,465	1,914,053
Protara Therapeutics, Inc. (a)	8,304	69,671
Prothena Corp. PLC (a)	27,651	1,855,935
PTC Therapeutics, Inc. (a)	68,731	3,000,108
Puma Biotechnology, Inc. (a)	33,487	253,497
Qualigen Therapeutics, Inc. (a)(b)	18,367	28,836
Radius Health, Inc. (a)	45,999	637,546
RAPT Therapeutics, Inc. (a)	9,920	324,384
Recro Pharma, Inc. (a)	34,750	84,443
Recursion Pharmaceuticals, Inc. (a)	25,611	645,909
Regeneron Pharmaceuticals, Inc. (a)	102,839	69,251,783
REGENXBIO, Inc. (a)	33,693	1,088,284
Regulus Therapeutics, Inc. (a)(b)	71,542	55,474
Relay Therapeutics, Inc. (a)	20,070	642,842
Reneo Pharmaceuticals, Inc. (a)	5,169	57,221
Repligen Corp. (a)	50,190	14,202,766
Replimune Group, Inc. (a)	25,246	801,813
Revolution Medicines, Inc. (a)(b)	46,475	1,351,958
Rhythm Pharmaceuticals, Inc. (a)	35,749	465,094
Rigel Pharmaceuticals, Inc. (a)(b)	169,013	642,249
Rocket Pharmaceuticals, Inc. (a)(b)	43,144	1,475,956
Rubius Therapeutics, Inc. (a)(b)	42,772	929,008
Sage Therapeutics, Inc. (a)	50,881	2,351,211
Salarius Pharmaceuticals, Inc. (a)(b)	38,687	40,234
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	2,725	20
Sana Biotechnology, Inc. (b)	24,882	596,919
Sangamo Therapeutics, Inc. (a)(b)	116,911	1,158,588
Sarepta Therapeutics, Inc. (a)	78,667	6,145,466
Savara, Inc. (a)	90,762	140,681
Scholar Rock Holding Corp. (a)(b)	21,792	861,438
Seagen, Inc. (a)	125,041	20,956,872
Selecta Biosciences, Inc. (a)	93,647	406,428
Sellas Life Sciences Group, Inc. (a)	14,436	134,110
Sensei Biotherapeutics, Inc.	8,940	96,373
Seres Therapeutics, Inc. (a)	55,090	353,127
Sesen Bio, Inc. (a)	169,646	160,807
Shattuck Labs, Inc.	11,760	248,489
Sigilon Therapeutics, Inc.	7,155	42,501
Silverback Therapeutics, Inc. (b)	11,705	257,510
Sio Gene Therapies, Inc. (a)	34,698	74,948
Soleno Therapeutics, Inc. (a)(b)	39,023	35,679
Solid Biosciences, Inc. (a)	57,120	154,795
Soligenix, Inc. (a)(b)	28,666	30,099
Sorrento Therapeutics, Inc. (a)(b)	236,022	2,124,198
Spectrum Pharmaceuticals, Inc. (a)	152,839	359,172
Spero Therapeutics, Inc. (a)(b)	26,979	519,346
Springworks Therapeutics, Inc. (a)(b)	27,451	2,061,570
Spruce Biosciences, Inc. (b)	6,682	51,251
SQZ Biotechnologies Co. (b)	7,408	98,526
Stoke Therapeutics, Inc. (a)	18,948	496,059
Surface Oncology, Inc. (a)(b)	20,452	129,461
Sutro Biopharma, Inc. (a)	33,819	734,549
Syndax Pharmaceuticals, Inc. (a)(b)	35,060	613,199
Synlogic, Inc. (a)	31,209	83,640
Synthetic Biologics, Inc. (a)(b)	110,851	53,175
Syros Pharmaceuticals, Inc. (a)	54,880	290,864
T2 Biosystems, Inc. (a)(b)	141,446	132,181
Talaris Therapeutics, Inc. (a)	8,240	95,666
Taysha Gene Therapies, Inc. (b)	8,793	174,805
TCR2 Therapeutics, Inc. (a)	25,169	422,084
Tempest Therapeutics, Inc. (a)	403	5,807
Tenax Therapeutics, Inc. (a)(b)	19,302	30,690
TG Therapeutics, Inc. (a)	113,260	3,065,948
TONIX Pharmaceuticals Holding (a)	305,950	215,970
TRACON Pharmaceuticals, Inc. (a)	12,447	46,552
Translate Bio, Inc. (a)	69,057	2,582,732
Travere Therapeutics, Inc. (a)	53,183	1,160,985
Trevena, Inc. (a)(b)	149,797	197,732
Turning Point Therapeutics, Inc. (a)	42,065	3,239,846
Twist Bioscience Corp. (a)	41,470	4,694,819
Tyme Technologies, Inc. (a)(b)	84,834	97,559
Ultragenyx Pharmaceutical, Inc. (a)	62,575	6,025,347
uniQure B.V. (a)	37,749	1,094,721
United Therapeutics Corp. (a)	44,321	9,523,696
UNITY Biotechnology, Inc. (a)	29,654	94,893
Vaccinex, Inc. (a)(b)	19,908	47,779
Vanda Pharmaceuticals, Inc. (a)	54,134	906,203
Vaxart, Inc. (a)(b)	119,276	1,067,520
Vaxcyte, Inc. (a)	17,319	454,277
VBI Vaccines, Inc. (a)	231,812	836,841
Vera Therapeutics, Inc. (a)	3,615	53,285
Veracyte, Inc. (a)	66,254	3,187,480
Verastem, Inc. (a)	151,221	400,736
Vericel Corp. (a)	46,013	2,492,524
Vertex Pharmaceuticals, Inc. (a)	254,257	50,925,135
Viking Therapeutics, Inc. (a)(b)	70,526	466,177
Vincerx Pharma, Inc. (a)	11,247	176,353
Vir Biotechnology, Inc. (a)	65,416	3,371,541
Viracta Therapeutics, Inc. (a)(b)	16,946	156,242
Viridian Therapeutics, Inc. (a)	6,329	84,682
Viridian Therapeutics, Inc. rights (a)(c)	33,262	0
Virios Therapeutics, Inc. (a)	1,930	9,766
VistaGen Therapeutics, Inc. (a)	174,039	529,079
Vor Biopharma, Inc. (a)(b)	9,497	139,511
Voyager Therapeutics, Inc. (a)	20,589	67,120
vTv Therapeutics, Inc. Class A (a)	25,250	47,218
Vyant Bio, Inc. (a)	25,034	65,839
Werewolf Therapeutics, Inc. (a)(b)	7,106	126,487
Windtree Therapeutics, Inc. (a)	8,372	16,409
X4 Pharmaceuticals, Inc. (a)	17,447	89,503
Xbiotech, Inc.	16,399	261,892
Xencor, Inc. (a)	57,202	1,937,432
Xenetic Biosciences, Inc. (a)(b)	7,136	21,265
XOMA Corp. (a)(b)	10,987	341,915
Y-mAbs Therapeutics, Inc. (a)	26,036	801,388
Yield10 Bioscience, Inc. (a)(b)	5,106	34,670
Yumanity Therapeutics, Inc. (a)	1,222	13,198
Yumanity Therapeutics, Inc. rights (a)(c)	24,450	0
Zentalis Pharmaceuticals, Inc. (a)	17,199	1,172,800
ZIOPHARM Oncology, Inc. (a)(b)	209,553	341,571
		1,203,563,752
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	1,744,193	220,413,669
Abiomed, Inc. (a)	44,493	16,193,672
Accelerate Diagnostics, Inc. (a)(b)	35,257	220,356
Accuray, Inc. (a)(b)	90,576	368,644
Acutus Medical, Inc. (a)	9,860	126,109
Aethlon Medical, Inc. (a)	10,907	40,574
Align Technology, Inc. (a)	70,695	50,122,755
Allied Healthcare Products, Inc. (a)(b)	2,823	26,649
Alphatec Holdings, Inc. (a)	59,338	859,214
Angiodynamics, Inc. (a)	38,719	1,095,748
Apollo Endosurgery, Inc. (a)	14,711	130,192
Apyx Medical Corp. (a)	28,602	337,790
Asensus Surgical, Inc. (a)(b)	231,071	508,356
Aspira Women's Health, Inc. (a)(b)	61,724	235,168
Atricure, Inc. (a)	45,179	3,326,078
Atrion Corp. (b)	1,481	1,027,903
Avanos Medical, Inc. (a)	48,517	1,601,061
Avinger, Inc. (a)	91,748	82,114
AxoGen, Inc. (a)	34,426	587,308
Axonics Modulation Technologies, Inc. (a)	34,142	2,559,967
Baxter International, Inc.	495,753	37,786,294
Becton, Dickinson & Co.	285,353	71,823,350
Bellerophon Therapeutics, Inc. (a)	5,753	24,163
Beyond Air, Inc. (a)(b)	17,018	187,198
BioLase Technology, Inc. (a)(b)	138,462	106,270
BioLife Solutions, Inc. (a)	30,675	1,790,193
Biomerica, Inc. (a)(b)	11,649	52,188
BioSig Technologies, Inc. (a)	28,257	89,010
Bioventus, Inc.	7,302	105,952
Boston Scientific Corp. (a)	1,394,765	62,973,640
Butterfly Network, Inc. Class A (a)(b)	127,183	1,571,982
Cardiovascular Systems, Inc. (a)	39,505	1,413,884
Cerus Corp. (a)(b)	165,906	1,070,094
Chembio Diagnostics, Inc. (a)(b)	18,346	50,268
ClearPoint Neuro, Inc. (a)(b)	14,280	269,464
Co-Diagnostics, Inc. (a)	25,862	278,017
ConforMis, Inc. (a)	176,747	295,167
CONMED Corp. (b)	28,784	3,780,491
Cryolife, Inc. (a)	40,469	1,061,907
CryoPort, Inc. (a)(b)	45,122	2,868,406
Cutera, Inc. (a)(b)	17,292	860,104
CytoSorbents Corp. (a)	37,655	360,358
Danaher Corp.	623,176	202,008,732
Dare Bioscience, Inc. (a)(b)	43,337	75,840
DarioHealth Corp. (a)(b)	13,912	187,673
Delcath Systems, Inc. (a)(b)	7,838	78,380
Dentsply Sirona, Inc.	214,244	13,218,855
DexCom, Inc. (a)	94,947	50,266,841
Eargo, Inc. (a)(b)	10,184	203,782
Edwards Lifesciences Corp. (a)	610,304	71,515,423
Ekso Bionics Holdings, Inc. (a)	11,780	56,308
electroCore, Inc. (a)	44,978	46,327
Electromed, Inc. (a)	7,866	97,774
ENDRA Life Sciences, Inc. (a)	31,927	60,661
Envista Holdings Corp. (a)	157,480	6,738,569
Fonar Corp. (a)	6,638	115,833
Glaukos Corp. (a)	45,015	2,684,244
Globus Medical, Inc. (a)	76,085	6,208,536
Haemonetics Corp. (a)	50,193	3,149,611
Hancock Jaffe Laboratories, Inc. (a)(b)	5,882	46,350
Helius Medical Technologies, Inc. (U.S.) (a)(b)	3,762	53,119
Heska Corp. (a)	9,826	2,606,838
Hill-Rom Holdings, Inc.	64,907	9,449,161
Hologic, Inc. (a)	251,247	19,886,200
ICU Medical, Inc. (a)	19,235	3,834,497
IDEXX Laboratories, Inc. (a)	83,700	56,393,712
Inari Medical, Inc. (a)	8,251	675,427
Inogen, Inc. (a)	18,658	1,104,367
Insulet Corp. (a)	65,072	19,379,092
Integer Holdings Corp. (a)	32,807	3,241,004
Integra LifeSciences Holdings Corp. (a)	69,673	5,241,500
Intersect ENT, Inc. (a)	31,891	867,754
IntriCon Corp. (a)	8,153	183,443
Intuitive Surgical, Inc. (a)	116,243	122,468,975
Invacare Corp. (a)(b)	33,353	282,166
InVivo Therapeutics Holdings Corp. (a)(b)	60,611	40,343
INVO Bioscience, Inc. (a)(b)	10,569	40,691
IRadimed Corp. (a)	5,819	196,449
iRhythm Technologies, Inc. (a)	28,556	1,364,977
Iridex Corp. (a)(b)	12,154	92,006
Kewaunee Scientific Corp. (a)	406	5,380
Lantheus Holdings, Inc. (a)	67,204	1,772,169
LeMaitre Vascular, Inc.	17,428	986,773
LENSAR, Inc. (a)	6,923	61,476
LivaNova PLC (a)	51,232	4,236,374
Lucira Health, Inc.	9,091	83,001
Masimo Corp. (a)	49,685	13,491,465
Medtronic PLC	1,320,467	176,255,935
Meridian Bioscience, Inc. (a)	42,216	854,452
Merit Medical Systems, Inc. (a)	49,021	3,518,237
Mesa Laboratories, Inc. (b)	5,064	1,351,683
Microbot Medical, Inc. (a)(b)	4,719	35,864
Milestone Scientific, Inc. (a)	39,546	73,556
Misonix, Inc. (a)	11,068	281,127
Motus GI Holdings, Inc. (a)(b)	30,439	23,697
Myomo, Inc. (a)	5,910	63,592
NanoVibronix, Inc. (a)	18,999	52,247
Natus Medical, Inc. (a)	35,541	942,547
Nemaura Medical, Inc. (a)	7,006	48,972
Neogen Corp. (a)	107,372	4,700,746
NeuroMetrix, Inc. (a)(b)	3,803	45,408
Neuronetics, Inc. (a)	20,695	139,070
NeuroPace, Inc. (a)	5,738	121,875
Nevro Corp. (a)	33,905	4,136,410
Novocure Ltd. (a)	84,296	11,313,366
NuVasive, Inc. (a)	50,176	3,117,937
Nuwellis, Inc. (a)	4,077	16,471
OraSure Technologies, Inc. (a)	69,402	759,952
Ortho Clinical Diagnostics Holdings PLC	79,619	1,627,412
Orthofix International NV (a)	18,517	785,121
OrthoPediatrics Corp. (a)	13,095	917,960
Outset Medical, Inc.	19,434	957,902
PAVmed, Inc. (a)	72,767	531,199
Penumbra, Inc. (a)	33,339	9,166,558
Predictive Oncology, Inc. (a)	50,333	53,856
Pro-Dex, Inc. (a)	3,251	81,925
Pulmonx Corp.	10,491	421,633
Pulse Biosciences, Inc. (a)(b)	12,872	333,385
Quidel Corp. (a)(b)	37,877	4,884,239
Quotient Ltd. (a)	91,791	281,798
Repro Medical Systems, Inc. (a)(b)	34,409	111,829
Reshape Lifesciences, Inc. (a)(b)	2,519	8,716
ResMed, Inc.	142,905	41,518,190
Retractable Technologies, Inc. (a)(b)	13,399	172,579
Rockwell Medical Technologies, Inc. (a)(b)	90,486	60,083
Sanara Medtech, Inc. (a)	2,474	84,413
Seaspine Holdings Corp. (a)	28,180	472,860
Second Sight Medical Products, Inc. (a)	16,061	61,995
Senseonics Holdings, Inc. (a)(b)	338,260	1,356,423
Sensus Healthcare, Inc. (a)(b)	11,105	39,534
Shockwave Medical, Inc. (a)	31,278	6,700,060
SI-BONE, Inc. (a)	25,854	631,096
Sientra, Inc. (a)(b)	51,800	314,944
Silk Road Medical, Inc. (a)	33,609	1,992,342
Sintx Technologies, Inc. (a)(b)	16,443	23,513
SmileDirectClub, Inc. (a)(b)	86,600	476,300
Soliton, Inc. (a)	9,483	199,427
Staar Surgical Co. (a)	46,062	7,115,197
Stereotaxis, Inc. (a)	62,453	440,918
STERIS PLC	96,148	20,672,781
STRATA Skin Sciences, Inc. (a)	2,761	3,838
Stryker Corp.	321,704	89,144,178
Surgalign Holdings, Inc. (a)	106,619	162,061
SurModics, Inc. (a)	14,449	867,951
Tactile Systems Technology, Inc. (a)	19,026	846,276
Talis Biomedical Corp.	14,676	118,289
Tandem Diabetes Care, Inc. (a)	61,404	6,887,687
Tela Bio, Inc. (a)	6,586	86,277
Teleflex, Inc.	45,822	18,120,768
The Cooper Companies, Inc.	48,483	21,851,773
Thermogenesis Holdings, Inc. (a)(b)	4,357	10,675
TransMedics Group, Inc. (a)	24,120	788,242
Treace Medical Concepts, Inc. (a)	12,108	305,727
Utah Medical Products, Inc.	3,303	292,646
Vapotherm, Inc. (a)(b)	21,942	606,696
Varex Imaging Corp. (a)	39,091	1,140,284
Venus Concept, Inc. (a)	14,398	32,827
ViewRay, Inc. (a)(b)	118,521	715,867
Viveve Medical, Inc. (a)	5,483	15,243
VolitionRx Ltd. (a)(b)	34,878	115,097
West Pharmaceutical Services, Inc.	72,492	32,738,837
Zimmer Biomet Holdings, Inc.	204,506	30,767,928
Zomedica Corp. (a)	938,443	598,539
Zosano Pharma Corp. (a)(b)	92,202	65,141
Zynex, Inc. (a)(b)	18,675	250,432
		1,630,362,436
Health Care Providers & Services - 2.4%
1Life Healthcare, Inc. (a)	76,290	1,869,868
Acadia Healthcare Co., Inc. (a)	88,832	5,873,572
Accolade, Inc. (a)	16,953	803,233
AdaptHealth Corp. (a)	93,495	2,247,620
Addus HomeCare Corp. (a)	14,812	1,331,895
Agiliti, Inc. (a)	27,805	593,081
agilon health, Inc. (a)(b)	46,271	1,619,485
Alignment Healthcare, Inc. (a)	28,962	511,759
Amedisys, Inc. (a)	31,841	5,841,231
AmerisourceBergen Corp.	145,487	17,779,966
AMN Healthcare Services, Inc. (a)	46,693	5,300,589
Anthem, Inc.	240,333	90,156,118
Apollo Medical Holdings, Inc. (a)	13,057	991,157
Apria, Inc.	7,245	258,429
Avalon GloboCare Corp. (a)	12,514	13,140
Aveanna Healthcare Holdings, Inc. (a)	41,305	389,919
Biodesix, Inc. (a)(b)	4,906	44,252
Brookdale Senior Living, Inc. (a)	180,008	1,314,058
Caladrius Biosciences, Inc. (a)	51,793	67,849
Capital Senior Living Corp. (a)	1,728	63,729
Cardinal Health, Inc.	284,308	14,923,327
Castle Biosciences, Inc. (a)	18,031	1,383,519
Centene Corp. (a)	572,221	36,038,479
Chemed Corp.	15,689	7,478,946
Cigna Corp.	336,804	71,284,567
Clover Health Investments Corp. (a)(b)	108,928	934,602
Community Health Systems, Inc. (a)	121,125	1,491,049
Corvel Corp. (a)	9,376	1,545,259
Covetrus, Inc. (a)	97,187	2,195,454
Cross Country Healthcare, Inc. (a)	33,855	736,346
CVS Health Corp.	1,292,377	111,648,449
CynergisTek, Inc. (a)	4,652	8,699
DaVita HealthCare Partners, Inc. (a)	68,421	8,947,414
Encompass Health Corp.	97,679	7,662,918
Enzo Biochem, Inc. (a)	47,335	173,246
Exagen, Inc. (a)	7,281	102,662
Five Star Senior Living, Inc. (a)	15,291	71,103
Fulgent Genetics, Inc. (a)(b)	17,311	1,579,456
Great Elm Group, Inc. (a)	30,049	71,216
Guardant Health, Inc. (a)	84,485	10,752,406
Hanger, Inc. (a)	40,645	970,603
HCA Holdings, Inc.	257,962	65,259,227
HealthEquity, Inc. (a)	82,153	5,271,758
Henry Schein, Inc. (a)	137,961	10,428,472
Hims & Hers Health, Inc. (a)	64,308	506,747
Humana, Inc.	126,603	51,327,388
IMAC Holdings, Inc. (a)	24,559	38,312
InfuSystems Holdings, Inc. (a)	16,341	232,859
Innovage Holding Corp. (a)(b)	20,016	300,840
Laboratory Corp. of America Holdings (a)	96,090	29,151,784
LHC Group, Inc. (a)	31,467	5,876,777
Magellan Health Services, Inc. (a)	22,699	2,147,779
McKesson Corp.	155,966	31,838,899
MEDNAX, Inc. (a)	83,789	2,690,465
Modivcare, Inc. (a)	11,879	2,343,252
Molina Healthcare, Inc. (a)	57,365	15,417,991
National Healthcare Corp.	11,992	885,609
National Research Corp. Class A	12,918	697,572
Novo Integrated Sciences, Inc. (a)(b)	4,809	8,752
Ontrak, Inc. (a)(b)	7,794	94,463
Option Care Health, Inc. (a)	117,591	3,145,559
Owens & Minor, Inc.	73,561	2,742,354
Patterson Companies, Inc.	84,668	2,594,228
Pennant Group, Inc. (a)	25,042	765,534
PetIQ, Inc. Class A (a)(b)	23,226	602,715
Precipio, Inc. (a)	20,654	69,604
Premier, Inc.	68,901	2,561,739
Privia Health Group, Inc. (a)(b)	20,383	607,617
Progenity, Inc. (a)(b)	19,297	17,169
Progyny, Inc. (a)	36,428	2,035,232
Psychemedics Corp. (a)	2,812	23,030
Quest Diagnostics, Inc.	128,814	19,686,644
R1 RCM, Inc. (a)	136,776	2,697,223
RadNet, Inc. (a)	42,521	1,335,585
Regional Health Properties, Inc. (a)	1,040	11,638
Select Medical Holdings Corp.	106,406	3,678,455
Sharps Compliance Corp. (a)	10,976	98,674
Signify Health, Inc. (b)	23,450	609,466
SOC Telemed, Inc. Class A (a)	54,521	147,752
Star Equity Holdings, Inc. (a)(b)	2,778	8,001
SunLink Health Systems, Inc. (a)(b)	3,788	10,038
Surgery Partners, Inc. (a)	29,620	1,457,304
Tenet Healthcare Corp. (a)	104,764	7,893,967
The Ensign Group, Inc.	51,457	4,202,493
The Joint Corp. (a)	12,840	1,311,863
Tivity Health, Inc. (a)	38,258	889,499
Triple-S Management Corp. (a)	22,643	803,827
U.S. Physical Therapy, Inc.	13,134	1,541,932
UnitedHealth Group, Inc.	926,368	385,619,207
Universal Health Services, Inc. Class B	76,204	11,869,535
Vivos Therapeutics, Inc. (b)	4,218	22,187
		1,100,649,687
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	137,496	2,111,939
American Well Corp.	56,754	607,835
CareCloud, Inc. (a)(b)	6,402	53,649
Castlight Health, Inc. Class B (a)	90,258	163,367
Cerner Corp.	295,705	22,577,077
Certara, Inc. (b)	38,884	1,305,336
Change Healthcare, Inc. (a)	225,400	4,920,482
Computer Programs & Systems, Inc.	12,352	439,361
Evolent Health, Inc. (a)	77,017	1,891,538
Forian, Inc. (a)	15,739	192,173
GoodRx Holdings, Inc. (b)	61,752	2,347,811
Health Catalyst, Inc. (a)(b)	36,840	2,011,832
HealthStream, Inc. (a)	24,091	732,125
HTG Molecular Diagnostics (a)(b)	3,764	25,595
iCAD, Inc. (a)	20,843	251,367
Inovalon Holdings, Inc. Class A (a)	76,156	3,110,973
Inspire Medical Systems, Inc. (a)	26,785	5,988,055
MultiPlan Corp. Class A (a)(b)	256,044	1,536,264
NantHealth, Inc. (a)	41,724	91,793
Nextgen Healthcare, Inc. (a)	54,615	833,425
Omnicell, Inc. (a)	42,554	6,607,360
OptimizeRx Corp. (a)(b)	13,753	910,174
Phreesia, Inc. (a)	35,944	2,571,793
Schrodinger, Inc. (a)	35,970	2,147,049
SCWorx, Corp. (a)	5,597	16,959
Simulations Plus, Inc. (b)	14,822	656,615
Streamline Health Solutions, Inc. (a)	27,068	46,828
Tabula Rasa HealthCare, Inc. (a)(b)	22,197	694,988
Teladoc Health, Inc. (a)(b)	129,049	18,637,257
Veeva Systems, Inc. Class A (a)	135,678	45,042,382
Vocera Communications, Inc. (a)	34,555	1,675,572
		130,198,974
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (a)	72,893	12,823,337
Adaptive Biotechnologies Corp. (a)	82,153	2,983,797
Agilent Technologies, Inc.	297,730	52,242,683
Akoya Biosciences, Inc. (a)	6,065	96,858
Applied DNA Sciences, Inc. (a)(b)	3,677	21,547
Avantor, Inc. (a)	509,048	20,076,853
Berkeley Lights, Inc. (a)	8,382	298,064
Bio-Rad Laboratories, Inc. Class A (a)	21,244	17,097,596
Bio-Techne Corp.	38,155	19,044,687
BioNano Genomics, Inc. (a)(b)	272,609	1,589,310
Bruker Corp.	99,308	8,769,889
Champions Oncology, Inc. (a)	3,881	37,607
Charles River Laboratories International, Inc. (a)	49,325	21,893,395
ChromaDex, Inc. (a)(b)	48,378	412,664
Codexis, Inc. (a)	56,801	1,534,763
Fluidigm Corp. (a)(b)	73,067	526,813
Harvard Bioscience, Inc. (a)	34,742	286,969
Illumina, Inc. (a)	143,363	65,539,829
Inotiv, Inc. (a)(b)	10,025	260,951
IQVIA Holdings, Inc. (a)	188,155	48,869,498
Maravai LifeSciences Holdings, Inc.	95,583	5,656,602
Medpace Holdings, Inc. (a)	27,123	4,945,879
Mettler-Toledo International, Inc. (a)	22,847	35,477,507
Nanostring Technologies, Inc. (a)	44,097	2,566,445
NeoGenomics, Inc. (a)	116,418	5,660,243
Pacific Biosciences of California, Inc. (a)	194,654	6,094,617
PerkinElmer, Inc.	110,026	20,332,805
Personalis, Inc. (a)	26,804	567,709
PPD, Inc. (a)	106,651	4,939,008
Quanterix Corp. (a)	26,636	1,359,768
Seer, Inc. (b)	13,173	526,657
Sotera Health Co.	73,260	1,791,940
Syneos Health, Inc. (a)	99,352	9,217,879
Thermo Fisher Scientific, Inc.	385,838	214,120,798
Waters Corp. (a)	60,528	25,059,803
		612,724,770
Pharmaceuticals - 3.2%
9 Meters Biopharma, Inc. (a)	196,242	255,115
Aadi Bioscience, Inc. (a)	2,463	64,161
Aadi Bioscience, Inc. rights (a)(c)	36,950	739
AcelRx Pharmaceuticals, Inc. (a)	106,962	119,797
Acer Therapeutics, Inc. (a)(b)	2,754	7,243
Aclaris Therapeutics, Inc. (a)	42,120	682,765
Adamis Pharmaceuticals Corp. (a)(b)	139,968	152,565
Adial Pharmaceuticals, Inc. (a)(b)	9,174	37,613
Aerie Pharmaceuticals, Inc. (a)(b)	48,116	717,410
Agile Therapeutics, Inc. (a)(b)	83,843	97,258
Alimera Sciences, Inc. (a)	3,266	19,563
Amneal Pharmaceuticals, Inc. (a)	114,527	645,932
Amphastar Pharmaceuticals, Inc. (a)	36,479	717,177
Ampio Pharmaceuticals, Inc. (a)(b)	174,128	285,570
Angion Biomedica Corp.	4,530	49,875
ANI Pharmaceuticals, Inc. (a)	9,955	301,935
Antares Pharma, Inc. (a)	163,957	645,991
Aquestive Therapeutics, Inc. (a)(b)	18,307	83,846
Artelo Biosciences, Inc. (a)	11,386	10,372
Arvinas Holding Co. LLC (a)	32,074	2,765,100
Assertio Holdings, Inc. (a)(b)	34,705	37,134
Atea Pharmaceuticals, Inc. (b)	12,199	362,554
Athira Pharma, Inc.	15,736	166,644
Avalo Therapeutics, Inc. (a)	86,370	267,747
Avenue Therapeutics, Inc. (a)(b)	4,408	7,978
Axsome Therapeutics, Inc. (a)(b)	26,212	673,124
Aytu BioScience, Inc. (a)(b)	22,173	84,257
Baudax Bio, Inc. (a)	54,506	34,339
Biodelivery Sciences International, Inc. (a)	96,352	371,919
Bristol-Myers Squibb Co.	2,193,726	146,672,520
Cara Therapeutics, Inc. (a)	41,730	658,499
Cassava Sciences, Inc. (a)(b)	36,033	2,048,476
Catalent, Inc. (a)	167,634	21,866,179
Citius Pharmaceuticals, Inc. (a)(b)	118,079	265,678
Clearside Biomedical, Inc. (a)	48,052	331,078
Clever Leaves Holdings, Inc. (a)(b)	16,440	152,234
CNS Pharmaceuticals, Inc. (a)	22,678	38,553
Cocrystal Pharma, Inc. (a)	76,792	89,847
Collegium Pharmaceutical, Inc. (a)	36,207	743,330
Corcept Therapeutics, Inc. (a)	102,025	2,171,092
CorMedix, Inc. (a)	38,733	250,215
Cumberland Pharmaceuticals, Inc. (a)	2,110	6,077
CymaBay Therapeutics, Inc. (a)(b)	55,380	219,305
Durect Corp. (a)(b)	220,663	306,722
Edgewise Therapeutics, Inc. (a)(b)	12,981	205,619
Elanco Animal Health, Inc. (a)	468,622	15,642,602
Elanco Animal Health, Inc. rights (a)(c)	26,032	0
Eli Lilly & Co.	781,603	201,880,239
Eloxx Pharmaceuticals, Inc. (a)(b)	64,312	104,185
Endo International PLC (a)	226,709	519,164
Enveric Biosciences, Inc. (a)	17,474	34,773
Esperion Therapeutics, Inc. (a)(b)	26,790	348,806
Eton Pharmaceuticals, Inc. (a)(b)	15,684	82,655
Evofem Biosciences, Inc. (a)(b)	132,490	117,519
Evoke Pharma, Inc. (a)(b)	16,623	19,449
Evolus, Inc. (a)(b)	33,266	352,620
Eyenovia, Inc. (a)	19,929	109,610
Eyepoint Pharmaceuticals, Inc. (a)(b)	18,416	201,471
Fulcrum Therapeutics, Inc. (a)	18,578	551,767
Graybug Vision, Inc.	4,425	19,382
Harrow Health, Inc. (a)	25,527	270,586
Hepion Pharmaceuticals, Inc. (a)	68,049	109,559
Hoth Therapeutics, Inc. (a)(b)	4,904	6,669
Ikena Oncology, Inc. (a)	8,902	114,569
IMARA, Inc. (a)	4,202	20,128
Innoviva, Inc. (a)	60,099	917,111
Intra-Cellular Therapies, Inc. (a)	69,943	2,322,108
Jaguar Health, Inc. (a)	122,090	146,508
Jazz Pharmaceuticals PLC (a)	58,774	7,741,124
Johnson & Johnson	2,585,640	447,651,853
Kala Pharmaceuticals, Inc. (a)(b)	35,936	121,464
Kaleido Biosciences, Inc. (a)(b)	19,994	122,763
KemPharm, Inc. (a)	27,248	253,406
Landos Biopharma, Inc.	5,994	79,600
Lannett Co., Inc. (a)	29,420	103,558
Lexaria Bioscience Corp. (a)(b)	5,481	34,092
Lipocine, Inc. (a)	94,770	124,149
Liquidia Technologies, Inc. (a)	33,068	88,292
Longboard Pharmaceuticals, Inc. (a)	5,791	54,320
Lyra Therapeutics, Inc. (a)(b)	3,893	27,796
Marinus Pharmaceuticals, Inc. (a)(b)	32,275	398,919
Merck & Co., Inc.	2,486,061	189,661,594
MyMD Pharmaceuticals, Inc. (a)	30,079	195,514
Nektar Therapeutics (a)	182,959	2,832,205
NGM Biopharmaceuticals, Inc. (a)	25,094	547,802
NovaBay Pharmaceuticals, Inc. (a)(b)	180	121
Novan, Inc. (a)(b)	13,457	129,053
Nuvation Bio, Inc. (a)(b)	61,022	563,233
Ocular Therapeutix, Inc. (a)	74,890	790,838
Ocuphire Pharma, Inc. (a)(b)	259	1,153
Ocuphire Pharma, Inc. rights (a)(c)	259	236
Odonate Therapeutics, Inc. (a)	19,333	67,086
Omeros Corp. (a)(b)	60,426	984,944
Onconova Therapeutics, Inc. (a)(b)	15,366	81,901
Opiant Pharmaceuticals, Inc. (a)	3,787	65,780
OptiNose, Inc. (a)(b)	30,917	89,968
Organon & Co.	248,316	8,415,429
Osmotica Pharmaceuticals PLC (a)(b)	12,730	44,810
Otonomy, Inc. (a)	48,326	75,389
Pacira Biosciences, Inc. (a)	43,020	2,550,656
Palisade Bio, Inc. (a)	20	56
Palisade Bio, Inc. rights (a)(c)	122	0
Paratek Pharmaceuticals, Inc. (a)(b)	42,389	235,683
Perrigo Co. PLC	130,774	5,355,195
Petros Pharmaceuticals, Inc. (a)(b)	456	1,026
Pfizer, Inc.	5,495,770	253,190,124
Phathom Pharmaceuticals, Inc. (a)	12,537	446,192
Phibro Animal Health Corp. Class A (b)	22,839	554,759
Pliant Therapeutics, Inc. (a)	8,917	162,646
PLx Pharma PLC (a)	22,474	398,015
Prestige Brands Holdings, Inc. (a)	50,354	2,889,816
Processa Pharmaceuticals, Inc. (b)	8,545	55,713
ProPhase Labs, Inc. (b)	11,392	61,061
Provention Bio, Inc. (a)(b)	54,284	364,246
Pulmatrix, Inc. (a)	83,083	68,120
Rain Therapeutics, Inc. (a)	7,150	125,340
Reata Pharmaceuticals, Inc. (a)(b)	26,026	2,772,029
Relmada Therapeutics, Inc. (a)	14,700	351,477
Revance Therapeutics, Inc. (a)	65,341	1,749,832
Reviva Pharmaceuticals Holdings, Inc. (a)	6,698	29,471
Royalty Pharma PLC	84,118	3,251,161
Satsuma Pharmaceuticals, Inc. (a)	4,963	24,468
scPharmaceuticals, Inc. (a)	10,137	63,559
SCYNEXIS, Inc. (a)(b)	21,488	140,102
Seelos Therapeutics, Inc. (a)	87,563	192,639
SenesTech, Inc. (a)	6,556	11,342
SIGA Technologies, Inc. (a)	44,998	293,837
Sonoma Pharmaceuticals, Inc. (a)	1,722	10,917
Strongbridge Biopharma PLC (a)	47,594	107,087
Supernus Pharmaceuticals, Inc. (a)	53,688	1,478,031
Tarsus Pharmaceuticals, Inc. (a)	5,645	149,593
Teligent, Inc. (a)	72,562	28,793
Terns Pharmaceuticals, Inc.	7,330	98,662
TFF Pharmaceuticals, Inc. (a)(b)	15,765	135,894
TherapeuticsMD, Inc. (a)	361,350	287,273
Theravance Biopharma, Inc. (a)	49,106	407,580
Timber Pharmaceuticals, Inc. (a)(b)	39,978	36,876
Titan Pharmaceuticals, Inc. (a)(b)	2,436	5,457
Trevi Therapeutics, Inc. (a)(b)	6,693	11,110
Tricida, Inc. (a)	27,213	118,104
Verrica Pharmaceuticals, Inc. (a)(b)	10,933	122,450
Viatris, Inc.	1,189,367	17,400,439
Vyne Therapeutics, Inc. (a)(b)	47,713	81,112
WAVE Life Sciences (a)	35,580	225,221
Xeris Pharmaceuticals, Inc. (a)(b)	67,181	185,420
Zoetis, Inc. Class A	466,392	95,405,148
Zogenix, Inc. (a)(b)	53,967	799,251
Zynerba Pharmaceuticals, Inc. (a)(b)	40,620	179,947
		1,463,543,949

TOTAL HEALTH CARE		6,141,043,568

INDUSTRIALS - 9.1%
Aerospace & Defense - 1.4%
AAR Corp. (a)	32,069	1,085,536
Aerojet Rocketdyne Holdings, Inc.	73,016	3,031,624
AeroVironment, Inc. (a)	22,620	2,315,383
AerSale Corp. (a)	7,880	106,616
Air Industries Group, Inc. (a)	20,123	23,946
Astronics Corp. (a)	23,253	310,660
Astrotech Corp. (a)	34,846	38,679
Axon Enterprise, Inc. (a)	63,595	11,566,023
BWX Technologies, Inc.	92,902	5,335,362
Byrna Technologies, Inc. (a)	13,845	405,382
CPI Aerostructures, Inc. (a)	11,576	36,580
Curtiss-Wright Corp.	40,041	4,876,193
Ducommun, Inc. (a)(b)	12,307	648,579
General Dynamics Corp.	225,160	45,101,800
HEICO Corp.	42,277	5,361,569
HEICO Corp. Class A	72,121	8,239,103
Hexcel Corp. (a)	81,681	4,632,130
Howmet Aerospace, Inc.	384,175	12,197,556
Huntington Ingalls Industries, Inc.	39,702	8,105,957
Innovative Solutions & Support, Inc.	9,716	68,692
Kaman Corp.	27,779	1,085,603
Kratos Defense & Security Solutions, Inc. (a)	121,324	2,999,129
L3Harris Technologies, Inc.	201,377	46,922,855
Lockheed Martin Corp.	239,999	86,351,640
Maxar Technologies, Inc.	70,250	2,233,248
Mercury Systems, Inc. (a)	55,216	2,781,782
Moog, Inc. Class A	28,422	2,257,844
National Presto Industries, Inc.	4,916	410,683
Northrop Grumman Corp.	146,956	54,035,721
PAE, Inc. (a)	59,548	398,376
Park Aerospace Corp.	16,819	245,221
Parsons Corp. (a)(b)	22,862	810,001
Raytheon Technologies Corp.	1,487,865	126,111,437
SIFCO Industries, Inc. (a)	5,271	42,484
Sigma Labs, Inc. (a)(b)	8,545	29,138
Spirit AeroSystems Holdings, Inc. Class A	102,750	4,031,910
Teledyne Technologies, Inc. (a)	45,635	21,146,346
Textron, Inc.	221,957	16,129,615
The Boeing Co. (a)	539,327	118,382,277
TransDigm Group, Inc. (a)	53,927	32,759,035
Triumph Group, Inc. (a)	59,407	1,096,653
Vectrus, Inc. (a)	11,176	562,265
Virgin Galactic Holdings, Inc. (a)	129,519	3,511,260
VirTra, Inc. (a)	11,333	92,817
		637,914,710
Air Freight & Logistics - 0.6%
Air T, Inc. (a)	1,856	63,679
Air Transport Services Group, Inc. (a)	60,628	1,660,601
Atlas Air Worldwide Holdings, Inc. (a)	27,402	2,005,004
C.H. Robinson Worldwide, Inc.	130,641	11,765,528
Echo Global Logistics, Inc. (a)	26,763	879,967
Expeditors International of Washington, Inc.	166,190	20,713,922
FedEx Corp.	239,422	63,612,031
Forward Air Corp.	26,906	2,372,302
GXO Logistics, Inc. (a)	99,995	8,178,591
Hub Group, Inc. Class A (a)	34,662	2,433,272
Radiant Logistics, Inc. (a)	43,019	294,680
United Parcel Service, Inc. Class B	710,023	138,901,799
		252,881,376
Airlines - 0.2%
Alaska Air Group, Inc. (a)	121,271	6,953,679
Allegiant Travel Co. (a)	14,352	2,761,899
American Airlines Group, Inc. (a)(b)	633,199	12,625,988
Blade Air Mobility, Inc. (a)(b)	47,471	403,978
Delta Air Lines, Inc. (a)	626,982	25,355,152
Frontier Group Holdings, Inc. (a)	29,585	453,538
Hawaiian Holdings, Inc. (a)	49,835	1,007,664
JetBlue Airways Corp. (a)	307,682	4,655,229
Mesa Air Group, Inc. (a)	30,826	245,991
SkyWest, Inc. (a)	50,691	2,364,735
Southwest Airlines Co. (a)	580,484	28,896,494
Spirit Airlines, Inc. (a)	107,391	2,634,301
Sun Country Airlines Holdings, Inc. (a)	22,588	731,625
United Airlines Holdings, Inc. (a)	316,168	14,704,974
		103,795,247
Building Products - 0.7%
A.O. Smith Corp.	131,478	9,561,080
AAON, Inc.	39,931	2,719,700
Advanced Drain Systems, Inc.	49,445	5,644,147
Allegion PLC	88,176	12,696,462
Alpha PRO Tech Ltd. (a)(b)	10,785	87,143
American Woodmark Corp. (a)	16,506	1,163,013
Apogee Enterprises, Inc.	24,863	1,068,612
Applied UV, Inc.	2,693	18,689
Armstrong Flooring, Inc. (a)	20,015	70,453
Armstrong World Industries, Inc.	47,297	4,915,577
Builders FirstSource, Inc. (a)	203,191	10,828,048
Carlisle Companies, Inc.	51,273	10,805,272
Carrier Global Corp.	801,940	46,191,744
Cornerstone Building Brands, Inc. (a)	41,593	691,276
CSW Industrials, Inc.	13,559	1,800,500
Fortune Brands Home & Security, Inc.	136,070	13,249,136
Gibraltar Industries, Inc. (a)	31,907	2,382,177
Griffon Corp.	44,426	1,075,109
Insteel Industries, Inc.	18,711	692,307
Jeld-Wen Holding, Inc. (a)	92,015	2,534,093
Johnson Controls International PLC	703,373	52,612,300
Lennox International, Inc.	33,684	11,290,203
Masco Corp.	248,431	15,084,730
Masonite International Corp. (a)	24,635	2,948,317
Owens Corning	102,366	9,781,071
PGT Innovations, Inc. (a)	57,958	1,230,448
Quanex Building Products Corp.	32,674	769,799
Resideo Technologies, Inc. (a)	141,947	4,576,371
Simpson Manufacturing Co. Ltd.	42,560	4,815,664
Tecnoglass, Inc.	19,151	437,792
The AZEK Co., Inc. (a)	138,763	5,896,040
Trane Technologies PLC	234,801	46,607,999
Trex Co., Inc. (a)	113,468	12,454,248
UFP Industries, Inc.	61,901	4,647,527
View, Inc. Class A (a)(b)	62,565	313,451
		301,660,498
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	65,332	3,235,241
ACCO Brands Corp.	91,617	858,451
Acme United Corp.	2,643	106,856
ACV Auctions, Inc. Class A (a)	19,969	407,567
ADT, Inc. (b)	149,697	1,281,406
Aqua Metals, Inc. (a)(b)	63,471	151,061
ARC Document Solutions, Inc.	34,730	98,286
BioHiTech Global, Inc. (a)(b)	17,018	23,825
Brady Corp. Class A	47,524	2,534,455
BrightView Holdings, Inc. (a)	29,994	459,808
Casella Waste Systems, Inc. Class A (a)	46,874	3,468,207
CECO Environmental Corp. (a)	29,039	219,244
Charah Solutions, Inc. (a)	9,668	44,666
Cimpress PLC (a)	19,100	1,814,118
Cintas Corp.	86,768	34,340,171
Clean Harbors, Inc. (a)	49,139	5,042,644
CompX International, Inc. Class A	1,134	26,071
Copart, Inc. (a)	204,781	29,553,994
CoreCivic, Inc. (a)	117,845	1,145,453
Covanta Holding Corp.	115,028	2,306,311
Deluxe Corp. (b)	42,505	1,630,067
Document Security Systems, Inc. (a)	22,138	26,787
Driven Brands Holdings, Inc.	43,920	1,312,330
Ennis, Inc.	26,005	504,757
Fuel Tech, Inc. (a)	19,174	35,855
Harsco Corp. (a)	77,270	1,409,405
Healthcare Services Group, Inc.	73,018	1,910,151
Heritage-Crystal Clean, Inc. (a)	14,506	428,507
Herman Miller, Inc.	71,836	3,019,267
HNI Corp.	42,766	1,620,404
IAA, Inc. (a)	132,332	7,029,476
Interface, Inc.	56,947	818,898
JanOne, Inc. (a)(b)	1,372	8,959
KAR Auction Services, Inc. (a)	121,377	2,052,485
Kimball International, Inc. Class B	37,010	461,515
Matthews International Corp. Class A	30,229	1,119,380
Montrose Environmental Group, Inc. (a)	14,375	718,750
MSA Safety, Inc.	35,634	5,802,641
NL Industries, Inc.	2,768	18,933
Odyssey Marine Exploration, Inc. (a)(b)	5,710	31,691
Performant Financial Corp. (a)	35,708	154,259
Perma-Fix Environmental Services, Inc. (a)	7,911	45,646
Pitney Bowes, Inc.	171,009	1,277,437
Quad/Graphics, Inc. (a)(b)	30,306	125,467
Quest Resource Holding Corp. (a)	13,683	91,129
R.R. Donnelley & Sons Co. (a)	70,689	347,083
Recycling Asset Holdings, Inc. (a)(c)	478	17
Republic Services, Inc.	207,518	25,759,209
Rollins, Inc.	218,173	8,491,293
SP Plus Corp. (a)	23,132	749,245
Steelcase, Inc. Class A	88,651	1,249,093
Stericycle, Inc. (a)	90,879	6,325,178
Team, Inc. (a)	29,745	133,258
Tetra Tech, Inc.	53,512	7,697,166
The Brink's Co.	48,921	3,823,665
TOMI Environmental Solutions, Inc. (a)(b)	10,144	17,549
U.S. Ecology, Inc. (a)	30,520	1,094,142
UniFirst Corp.	14,843	3,400,086
Viad Corp. (a)	19,646	848,511
Vidler Water Resouces, Inc. (a)	17,860	265,935
Virco Manufacturing Co. (a)	791	2,966
VSE Corp.	10,640	531,894
Waste Management, Inc.	381,628	59,194,319
Wilhelmina International, Inc. (a)	3,864	23,223
		238,725,863
Construction & Engineering - 0.2%
AECOM (a)	144,496	9,473,158
Ameresco, Inc. Class A (a)(b)	22,766	1,574,269
API Group Corp. (a)(d)	151,375	3,510,386
Arcosa, Inc.	47,001	2,388,591
Argan, Inc.	14,348	664,312
Bowman Consulting Group Ltd.	2,166	28,873
Comfort Systems U.S.A., Inc.	35,555	2,701,469
Concrete Pumping Holdings, Inc.(a)	18,092	150,345
Construction Partners, Inc. Class A (a)	35,143	1,176,236
Dycom Industries, Inc. (a)	29,978	2,258,243
EMCOR Group, Inc.	54,340	6,602,310
Fluor Corp. (a)(b)	122,464	2,040,250
Granite Construction, Inc.	44,369	1,798,719
Great Lakes Dredge & Dock Corp. (a)	64,079	968,234
HC2 Holdings, Inc. (a)(b)	57,888	218,817
IES Holdings, Inc. (a)	20,198	987,682
Infrastructure and Energy Alternatives, Inc. (a)	12,322	158,091
iSun, Inc. (a)(b)	5,322	43,374
Limbach Holdings, Inc. (a)	7,411	58,547
MasTec, Inc. (a)	55,160	5,043,830
Matrix Service Co. (a)	25,547	288,170
MYR Group, Inc. (a)	17,294	1,798,749
Northwest Pipe Co. (a)	9,658	250,335
NV5 Global, Inc. (a)	12,146	1,283,225
Orbital Energy Group, Inc. (a)(b)	33,437	114,355
Orion Group Holdings, Inc. (a)	27,080	147,044
Primoris Services Corp.	49,163	1,263,489
Quanta Services, Inc.	136,958	13,983,412
SG Blocks, Inc. (a)(b)	12,110	50,257
Sterling Construction Co., Inc. (a)	27,780	640,607
Tutor Perini Corp. (a)	39,124	564,168
Valmont Industries, Inc.	20,893	5,199,432
Williams Industrial Services G (a)	18,996	93,650
Willscot Mobile Mini Holdings (a)	198,849	5,885,930
		73,408,559
Electrical Equipment - 0.7%
Acuity Brands, Inc.	35,114	6,479,586
Advent Technologies Holdings, Inc. Class A (a)(b)	34,844	257,846
Allied Motion Technologies, Inc.	11,397	393,880
American Superconductor Corp. (a)	26,132	389,367
AMETEK, Inc.	226,797	30,837,588
Array Technologies, Inc.	106,737	2,035,475
Atkore, Inc. (a)	46,511	4,314,825
Ault Global Holdings, Inc. (a)(b)	44,753	114,568
AZZ, Inc.	26,032	1,394,014
Babcock & Wilcox Enterprises, Inc. (a)	64,040	467,492
Beam Global (a)(b)	7,395	230,280
Bloom Energy Corp. Class A (a)(b)	119,384	2,557,205
Broadwind, Inc. (a)(b)	14,244	45,581
Capstone Turbine Corp. (a)(b)	9,999	47,295
ChargePoint Holdings, Inc. Class A (a)(b)	158,258	3,347,157
Eaton Corp. PLC	390,940	65,818,658
Emerson Electric Co.	588,576	62,094,768
Encore Wire Corp.	20,030	1,702,750
Energous Corp. (a)(b)	62,450	153,627
Energy Focus, Inc. (a)(b)	7,456	25,500
EnerSys	42,949	3,633,056
Eos Energy Enterprises, Inc. (a)(b)	32,043	413,996
Espey Manufacturing & Electronics Corp.	594	8,524
Flux Power Holdings, Inc.	6,814	56,011
FTC Solar, Inc. (a)	21,196	229,977
FuelCell Energy, Inc. (a)(b)	314,942	1,965,238
Generac Holdings, Inc. (a)	61,786	26,999,246
GrafTech International Ltd.	155,995	1,726,865
Hubbell, Inc. Class B	53,401	11,006,480
Ideal Power, Inc. (a)(b)	5,412	89,298
LSI Industries, Inc.	24,322	201,873
Nuvve Holding Corp. (a)(b)	12,990	131,978
nVent Electric PLC	165,527	5,687,508
Ocean Power Technologies, Inc. (a)(b)	50,341	111,757
Orion Energy Systems, Inc. (a)	26,126	118,873
Pioneer Power Solutions, Inc.	2,545	10,180
Plug Power, Inc. (a)(b)	505,391	13,170,489
Polar Power, Inc. (a)	4,369	28,879
Powell Industries, Inc.	8,708	220,312
Preformed Line Products Co.	2,303	161,486
Regal Beloit Corp.	39,998	5,976,501
Rockwell Automation, Inc.	113,851	37,052,808
Romeo Power, Inc. (a)(b)	86,013	418,883
Sensata Technologies, Inc. PLC (a)	154,983	9,171,894
Shoals Technologies Group, Inc. (b)	91,300	2,973,641
Stem, Inc. (a)(b)	107,477	2,685,850
Sunrun, Inc. (a)	158,225	7,001,456
Sunworks, Inc. (a)	25,900	195,286
Thermon Group Holdings, Inc. (a)	31,956	533,665
TPI Composites, Inc. (a)	32,473	1,179,095
Ultralife Corp. (a)	14,297	117,092
Vertiv Holdings Co.	241,856	6,813,084
Vicor Corp. (a)	20,882	2,576,212
Westwater Resources, Inc. (a)	26,122	102,137
		325,477,092
Industrial Conglomerates - 0.9%
3M Co.	569,108	110,828,092
Gaucho Group Holdings, Inc. (a)(b)	2,994	10,210
General Electric Co.	1,077,331	113,561,461
Honeywell International, Inc.	681,842	158,125,978
Raven Industries, Inc.	35,057	2,045,576
Roper Technologies, Inc.	103,438	49,989,517
		434,560,834
Machinery - 1.9%
AGCO Corp.	60,643	8,345,690
AgEagle Aerial Systems, Inc. (a)	59,032	208,973
Agrify Corp. (b)	12,005	340,942
Alamo Group, Inc.	10,063	1,559,866
Albany International Corp. Class A	29,909	2,342,772
Allison Transmission Holdings, Inc.	108,236	4,002,567
Altra Industrial Motion Corp.	60,198	3,525,195
Astec Industries, Inc.	22,049	1,348,076
Barnes Group, Inc.	45,409	2,164,647
Blue Bird Corp. (a)	14,528	314,531
Caterpillar, Inc.	537,413	113,324,279
Chart Industries, Inc. (a)	35,101	6,612,326
CIRCOR International, Inc. (a)	19,416	694,122
Colfax Corp. (a)	115,389	5,558,288
Columbus McKinnon Corp. (NY Shares)	27,541	1,268,263
Commercial Vehicle Group, Inc. (a)	31,417	330,193
Crane Co.	48,395	4,925,159
Cummins, Inc.	143,307	33,817,586
Deere & Co.	306,095	115,713,093
Desktop Metal, Inc. (a)(b)	146,239	1,213,784
Donaldson Co., Inc.	123,704	8,380,946
Douglas Dynamics, Inc.	22,036	875,711
Dover Corp.	141,296	24,636,371
Eastern Co. (b)	5,800	157,818
Energy Recovery, Inc. (a)	39,971	816,608
Enerpac Tool Group Corp. Class A	59,322	1,492,542
EnPro Industries, Inc.	19,908	1,702,333
ESCO Technologies, Inc.	25,418	2,290,670
Evoqua Water Technologies Corp. (a)	118,443	4,609,802
ExOne Co. (a)	15,426	378,708
Federal Signal Corp.	59,082	2,400,502
Flowserve Corp.	128,684	5,001,947
Fortive Corp.	333,440	24,631,213
Franklin Electric Co., Inc.	37,524	3,188,790
FreightCar America, Inc. (a)(b)	12,401	65,477
Gates Industrial Corp. PLC (a)	91,657	1,501,342
Gencor Industries, Inc. (a)	8,869	102,703
Gorman-Rupp Co.	19,061	668,469
Graco, Inc.	166,766	13,077,790
Graham Corp.	8,823	105,876
Helios Technologies, Inc.	31,245	2,550,217
Hillenbrand, Inc.	75,475	3,503,550
Hurco Companies, Inc.	5,346	178,396
Hydrofarm Holdings Group, Inc.	14,014	708,548
Hyliion Holdings Corp. Class A (a)(b)	97,279	858,974
Hyster-Yale Materials Handling Class A	9,401	550,993
IDEX Corp.	74,466	16,680,384
Illinois Tool Works, Inc.	282,038	65,675,369
Ingersoll Rand, Inc. (a)	381,775	20,241,711
ITT, Inc.	84,568	8,090,621
John Bean Technologies Corp.	31,457	4,589,262
Kadant, Inc.	11,308	2,364,729
Kennametal, Inc.	83,020	3,086,684
L.B. Foster Co. Class A (a)	9,248	157,678
Lightning eMotors, Inc. (a)(b)	28,227	255,454
Lincoln Electric Holdings, Inc.	58,044	8,103,523
Lindsay Corp.	10,601	1,746,515
LiqTech International, Inc. (a)(b)	14,239	75,040
Lydall, Inc. (a)	16,661	1,032,649
Manitex International, Inc. (a)	18,263	145,556
Manitowoc Co., Inc. (a)	33,725	817,831
Mayville Engineering Co., Inc. (a)	20,432	304,845
Meritor, Inc. (a)	73,352	1,739,909
Middleby Corp. (a)	54,549	9,979,194
Miller Industries, Inc.	11,619	432,459
Mueller Industries, Inc.	56,045	2,500,167
Mueller Water Products, Inc. Class A	155,973	2,592,271
Nikola Corp. (a)(b)	138,218	1,441,614
NN, Inc. (a)	43,458	236,412
Nordson Corp.	53,166	12,685,408
Omega Flex, Inc. (b)	2,850	433,200
Oshkosh Corp.	67,660	7,752,483
Otis Worldwide Corp.	395,784	36,499,200
PACCAR, Inc.	342,578	28,046,861
Park-Ohio Holdings Corp.	8,433	217,403
Parker Hannifin Corp.	126,509	37,531,425
Pentair PLC	162,935	12,572,065
Proto Labs, Inc. (a)(b)	27,062	2,006,918
RBC Bearings, Inc. (a)	24,759	5,732,204
REV Group, Inc.	26,105	424,467
Rexnord Corp. (b)	117,735	7,153,579
Snap-On, Inc.	52,964	11,914,252
SPX Corp. (a)	44,185	2,760,679
SPX Flow, Inc.	41,225	3,319,849
Standex International Corp.	11,649	1,156,047
Stanley Black & Decker, Inc.	158,513	30,635,808
Tennant Co. (b)	19,867	1,469,761
Terex Corp.	69,041	3,524,543
The Greenbrier Companies, Inc. (b)	33,186	1,463,503
The L.S. Starrett Co. Class A (a)	3,688	27,254
The Shyft Group, Inc.	31,407	1,382,222
Timken Co.	66,665	4,902,544
Titan International, Inc. (a)	49,178	408,669
Toro Co.	105,316	11,578,441
TriMas Corp. (a)	41,771	1,341,267
Trinity Industries, Inc. (b)	78,027	2,265,124
Twin Disc, Inc. (a)	9,758	121,975
Urban-Gro, Inc. (a)(b)	7,927	121,283
Wabash National Corp.	50,849	790,193
Watts Water Technologies, Inc. Class A (b)	26,877	4,611,287
Welbilt, Inc. (a)	127,196	2,976,386
Westinghouse Air Brake Tech Co.	174,439	15,662,878
Woodward, Inc.	57,697	6,977,875
Xylem, Inc.	177,000	24,126,870
		848,930,448
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)	12,537	619,202
Genco Shipping & Trading Ltd.	29,630	577,489
Kirby Corp. (a)	58,664	3,143,804
Matson, Inc.	42,486	3,363,617
Pangaea Logistics Solutions Ltd.	11,688	57,271
		7,761,383
Professional Services - 0.7%
Acacia Research Corp. (a)	45,627	277,868
ASGN, Inc. (a)	52,690	5,911,291
Atlas Technical Consultants, Inc. (a)	15,650	158,378
Barrett Business Services, Inc.	8,400	651,000
BGSF, Inc.	8,305	109,128
Booz Allen Hamilton Holding Corp. Class A	132,798	10,877,484
CACI International, Inc. Class A (a)	22,990	5,920,845
CBIZ, Inc. (a)	52,907	1,804,658
Clarivate Analytics PLC (a)	257,352	6,482,697
CoStar Group, Inc. (a)	387,931	32,873,273
CRA International, Inc.	7,078	658,183
DLH Holdings Corp. (a)	7,991	93,495
Dun & Bradstreet Holdings, Inc. (a)	134,785	2,470,609
Equifax, Inc.	119,500	32,535,070
Exponent, Inc.	51,740	6,048,406
Forrester Research, Inc. (a)	11,659	554,385
Franklin Covey Co. (a)	9,594	417,051
FTI Consulting, Inc. (a)	33,758	4,716,330
Gee Group, Inc. (a)(b)	101,271	52,924
GP Strategies Corp. (a)	14,020	289,934
Heidrick & Struggles International, Inc.	18,777	811,542
Hill International, Inc. (a)	42,165	105,413
Hirequest, Inc. (b)	4,204	77,984
Hudson Global, Inc. (a)	1,810	31,042
Huron Consulting Group, Inc. (a)	21,947	1,083,523
ICF International, Inc.	16,369	1,533,121
IHS Markit Ltd.	367,468	44,316,641
Insperity, Inc.	35,698	3,938,917
Jacobs Engineering Group, Inc.	127,879	17,258,550
KBR, Inc.	138,092	5,377,302
Kelly Services, Inc. Class A (non-vtg.)	31,486	612,088
Kforce, Inc.	20,325	1,187,387
Korn Ferry	53,677	3,794,427
Leidos Holdings, Inc.	130,420	12,795,506
Manpower, Inc.	53,765	6,528,146
ManTech International Corp. Class A	26,739	2,116,927
Mastech Digital, Inc. (a)	2,724	47,507
MISTRAS Group, Inc. (a)	16,633	176,476
Nielsen Holdings PLC	349,543	7,501,193
RCM Technologies, Inc. (a)	5,692	29,257
Red Violet, Inc. (a)(b)	6,805	194,963
Rekor Systems, Inc. (a)(b)	30,082	328,495
Resources Connection, Inc.	34,824	550,219
Robert Half International, Inc.	110,610	11,437,074
Science Applications Internati	56,540	4,762,364
ShiftPixy, Inc. (a)(b)	5,683	8,354
Staffing 360 Solutions, Inc. (a)(b)	8,472	17,452
TransUnion Holding Co., Inc.	188,087	22,858,213
TriNet Group, Inc. (a)	38,825	3,575,006
TrueBlue, Inc. (a)	37,015	1,011,620
Upwork, Inc. (a)	90,056	4,026,404
Verisk Analytics, Inc.	159,118	32,103,648
Volt Information Sciences, Inc. (a)	16,498	69,127
Willdan Group, Inc. (a)	12,630	477,540
		303,646,437
Road & Rail - 1.0%
AMERCO	8,848	5,849,855
ArcBest Corp.	24,796	1,654,637
Avis Budget Group, Inc. (a)	50,955	4,624,166
Covenant Transport Group, Inc. Class A (a)	10,257	249,861
CSX Corp.	2,229,539	72,526,904
Daseke, Inc. (a)(b)	59,993	566,934
Heartland Express, Inc. (b)	46,160	774,565
HyreCar, Inc. (a)	17,022	191,327
J.B. Hunt Transport Services, Inc.	81,920	14,532,608
Kansas City Southern	89,648	25,161,504
Knight-Swift Transportation Holdings, Inc. Class A	119,612	6,211,451
Landstar System, Inc.	37,496	6,300,453
Lyft, Inc. (a)	253,836	12,085,132
Marten Transport Ltd.	56,455	880,133
Norfolk Southern Corp.	245,498	62,243,563
Old Dominion Freight Lines, Inc.	93,429	26,974,821
P.A.M. Transportation Services, Inc.	3,346	117,010
Patriot Transportation Holding, Inc.	2,215	27,156
Ryder System, Inc.	53,263	4,233,876
Saia, Inc. (a)	25,967	6,235,456
Schneider National, Inc. Class B	38,486	867,474
TuSimple Holdings, Inc. (a)(b)	32,526	1,361,538
U.S. Xpress Enterprises, Inc. (a)	17,801	155,581
U.S.A. Truck, Inc. (a)	5,140	74,530
Uber Technologies, Inc. (a)	1,451,311	56,804,313
Union Pacific Corp.	651,754	141,326,337
Universal Logistics Holdings, Inc.	9,985	218,372
Werner Enterprises, Inc.	56,542	2,666,521
XPO Logistics, Inc. (a)	99,739	8,668,316
Yellow Corp. (a)	44,369	270,207
		463,854,601
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	104,879	4,167,891
Alta Equipment Group, Inc. (a)	23,308	309,064
Applied Industrial Technologies, Inc.	37,913	3,367,054
Beacon Roofing Supply, Inc. (a)	54,453	2,803,240
BlueLinx Corp. (a)	9,236	531,624
Boise Cascade Co.	38,696	2,238,564
CAI International, Inc.	15,578	871,901
Custom Truck One Source, Inc. Class A (a)	15,265	130,821
DXP Enterprises, Inc. (a)	17,971	538,771
EVI Industries, Inc. (a)(b)	4,739	115,252
Fastenal Co.	563,970	31,497,725
GATX Corp. (b)	34,357	3,149,850
Global Industrial Co.	15,762	606,679
GMS, Inc. (a)	42,149	2,082,582
H&E Equipment Services, Inc.	30,618	1,042,543
Herc Holdings, Inc. (a)	24,660	3,241,557
Hudson Technologies, Inc. (a)	37,881	123,492
Huttig Building Products, Inc. (a)	18,556	108,738
India Globalization Capital, Inc. (a)(b)	31,935	52,054
Karat Packaging, Inc. (a)	3,720	87,308
Lawson Products, Inc. (a)(b)	8,886	468,737
McGrath RentCorp.	23,879	1,666,277
MRC Global, Inc. (a)	56,138	460,332
MSC Industrial Direct Co., Inc. Class A	45,800	3,856,818
NOW, Inc. (a)	106,998	821,745
Rush Enterprises, Inc.:
Class A	48,205	2,125,841
Class B	44	1,865
SiteOne Landscape Supply, Inc. (a)	43,657	8,735,766
Titan Machinery, Inc. (a)	18,668	536,145
Transcat, Inc. (a)	6,657	451,078
Triton International Ltd.	65,838	3,602,655
United Rentals, Inc. (a)	71,026	25,047,319
Univar, Inc. (a)	166,306	3,926,485
Veritiv Corp. (a)	11,950	1,071,557
W.W. Grainger, Inc.	43,040	18,666,448
Watsco, Inc.	32,393	9,018,859
WESCO International, Inc. (a)	43,577	5,099,381
Willis Lease Finance Corp. (a)	2,781	104,705
		142,728,723
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC (a)	70,383	2,804,763

TOTAL INDUSTRIALS		4,138,150,534

INFORMATION TECHNOLOGY - 27.0%
Communications Equipment - 0.8%
ADTRAN, Inc.	46,715	965,132
Applied Optoelectronics, Inc. (a)(b)	25,282	185,317
Arista Networks, Inc. (a)	54,020	19,962,011
Aviat Networks, Inc. (a)	8,853	313,750
BK Technologies Corp.	2,781	9,010
Blonder Tongue Laboratories, Inc. (a)(b)	989	1,207
CalAmp Corp. (a)	33,347	378,155
Calix, Inc. (a)	55,341	2,578,891
Cambium Networks Corp. (a)	5,374	201,364
Casa Systems, Inc. (a)	33,856	238,346
Ciena Corp. (a)	152,392	8,706,155
Cisco Systems, Inc.	4,136,519	244,137,351
Clearfield, Inc. (a)	11,056	500,947
ClearOne, Inc. (a)	9,941	25,847
CommScope Holding Co., Inc. (a)	201,445	3,182,831
Communications Systems, Inc. (a)(b)	5,307	36,088
COMSovereign Holding Corp. (b)	35,412	73,657
Comtech Telecommunications Corp.	25,063	639,608
Digi International, Inc. (a)	34,289	753,672
DZS, Inc. (a)	14,502	200,273
EchoStar Holding Corp. Class A (a)(b)	43,990	1,187,730
EMCORE Corp. (a)	32,790	245,269
Extreme Networks, Inc. (a)	122,626	1,328,040
F5 Networks, Inc. (a)	58,522	11,913,324
Franklin Wireless Corp. (a)	6,625	53,000
Genasys, Inc. (a)	32,420	172,799
Harmonic, Inc. (a)(b)	99,188	916,497
Infinera Corp. (a)(b)	207,831	1,760,329
Inseego Corp. (a)(b)	64,284	539,986
Juniper Networks, Inc.	319,779	9,267,195
KVH Industries, Inc. (a)	13,247	140,021
Lantronix, Inc. (a)	14,398	92,435
Lumentum Holdings, Inc. (a)	74,636	6,466,463
Motorola Solutions, Inc.	166,652	40,699,751
NETGEAR, Inc. (a)(b)	29,412	1,050,891
NetScout Systems, Inc. (a)	73,552	2,016,796
Network-1 Security Solutions, Inc.	6,331	19,689
Ondas Holdings, Inc. (b)	19,173	137,087
Optical Cable Corp. (a)	2,399	8,397
PC-Tel, Inc.	14,183	94,033
Plantronics, Inc. (a)	37,206	1,107,995
Resonant, Inc. (a)(b)	44,988	123,717
Ribbon Communications, Inc. (a)	117,971	770,351
Tessco Technologies, Inc. (a)	4,410	27,210
Ubiquiti, Inc.	7,355	2,393,023
ViaSat, Inc. (a)	66,525	3,435,351
Viavi Solutions, Inc. (a)	223,227	3,636,368
Vislink Technologies, Inc. (a)(b)	42,158	90,218
Westell Technologies, Inc. Class A (a)	5,599	4,843
		372,788,420
Electronic Equipment & Components - 0.8%
908 Devices, Inc.	6,568	236,448
Advanced Energy Industries, Inc.	37,967	3,423,864
Aeva Technologies, Inc. (a)(b)	88,229	865,526
Airgain, Inc. (a)	8,945	127,287
Akoustis Technologies, Inc. (a)	41,720	413,862
Amphenol Corp. Class A	586,916	44,975,373
AmpliTech Group, Inc. (a)	3,837	14,274
Arlo Technologies, Inc. (a)	78,326	485,621
Arrow Electronics, Inc. (a)	72,619	8,802,875
Autoscope Technologies Corp.	2,186	16,504
Avnet, Inc.	97,411	3,941,249
Badger Meter, Inc. (b)	29,377	3,145,983
Bel Fuse, Inc. Class B (non-vtg.)	11,150	157,438
Belden, Inc. (b)	43,632	2,497,932
Benchmark Electronics, Inc.	34,487	932,184
CDW Corp.	137,698	27,623,596
Cemtrex, Inc. (a)	25,205	31,254
ClearSign Combustion Corp. (a)(b)	30,692	96,373
Coda Octopus Group, Inc. (a)(b)	2,455	22,365
Cognex Corp.	173,887	15,409,866
Coherent, Inc. (a)	23,995	6,062,817
Corning, Inc.	761,079	30,435,549
CPS Technologies Corp. (a)	7,933	46,329
CTS Corp.	33,143	1,162,656
Daktronics, Inc. (a)	33,965	206,847
Data I/O Corp. (a)	4,118	23,184
Digital Ally, Inc. (a)(b)	36,367	50,550
eMagin Corp. (a)	64,754	167,065
ePlus, Inc. (a)	13,914	1,505,773
Fabrinet (a)	36,078	3,716,756
FARO Technologies, Inc. (a)	17,643	1,216,308
Frequency Electronics, Inc. (a)	2,027	21,993
Identiv, Inc. (a)	21,736	386,031
IEC Electronics Corp. (a)	10,084	153,983
II-VI, Inc. (a)	102,702	6,468,172
Insight Enterprises, Inc. (a)	34,587	3,558,656
Intellicheck, Inc. (a)(b)	16,349	144,198
Interlink Electronics, Inc. (a)(b)	936	9,173
IPG Photonics Corp. (a)	35,102	5,991,209
Iteris, Inc. (a)	37,767	215,272
Itron, Inc. (a)	44,843	3,767,260
Jabil, Inc.	131,828	8,144,334
KEY Tronic Corp. (a)	5,878	40,970
Keysight Technologies, Inc. (a)	180,949	32,458,632
Kimball Electronics, Inc. (a)	24,142	583,512
Knowles Corp. (a)	90,841	1,816,820
LGL Group, Inc. (a)	2,530	28,235
LGL Group, Inc. warrants 11/16/25 (a)	2,530	1,366
LightPath Technologies, Inc. Class A (a)	20,018	45,641
Littelfuse, Inc.	24,398	6,963,189
Luna Innovations, Inc. (a)(b)	28,680	308,884
Mechanical Technology, Inc. (a)	7,297	72,751
Methode Electronics, Inc. Class A	37,472	1,745,071
MicroVision, Inc. (a)	154,545	2,276,448
MICT, Inc. (a)	97,706	174,894
Napco Security Technolgies, Inc. (a)	11,327	443,226
National Instruments Corp.	128,614	5,378,637
Neonode, Inc. (a)(b)	5,879	28,631
nLIGHT, Inc. (a)	36,733	1,014,198
Nortech Systems, Inc. (a)	833	10,521
Novanta, Inc. (a)	34,588	5,299,573
OSI Systems, Inc. (a)	17,309	1,712,552
Ouster, Inc. (a)(b)	69,741	585,824
Par Technology Corp. (a)(b)	23,802	1,616,870
PC Connection, Inc.	10,689	517,454
Plexus Corp. (a)	27,839	2,556,455
Powerfleet, Inc. (a)	35,724	254,355
Red Cat Holdings, Inc.	12,358	34,479
Research Frontiers, Inc. (a)(b)	20,807	47,648
RF Industries Ltd. (a)	7,213	60,589
Richardson Electronics Ltd.	8,306	73,508
Rogers Corp. (a)	18,297	3,886,466
Sanmina Corp. (a)	63,473	2,505,914
ScanSource, Inc. (a)	24,577	874,450
Sigmatron International, Inc. (a)	1,693	10,310
SYNNEX Corp.	40,695	5,171,114
TE Connectivity Ltd.	324,414	48,733,471
Trimble, Inc. (a)	247,060	23,277,993
TTM Technologies, Inc. (a)	96,792	1,355,088
Universal Security Instruments, Inc. (a)	1,618	10,258
Velodyne Lidar, Inc. (a)(b)	55,893	368,894
Vishay Intertechnology, Inc.	129,483	2,844,742
Vishay Precision Group, Inc. (a)	12,626	471,834
Vontier Corp.	165,701	6,026,545
Wayside Technology Group, Inc.	3,322	90,491
Wireless Telecom Group, Inc. (a)	21,142	47,781
Wrap Technologies, Inc. (a)(b)	22,749	169,935
Zebra Technologies Corp. Class A (a)	52,577	30,871,637
		379,541,845
IT Services - 4.9%
Accenture PLC Class A	623,778	209,938,724
Affirm Holdings, Inc. (b)	49,075	4,727,886
Akamai Technologies, Inc. (a)	160,242	18,147,407
Alliance Data Systems Corp.	48,456	4,754,018
American Virtual Cloud Technologies, Inc. (a)(b)	4,315	17,950
Automatic Data Processing, Inc.	417,536	87,281,725
BigCommerce Holdings, Inc. (a)(b)	12,136	722,577
BM Technologies, Inc. (a)(b)	13,459	131,091
Brightcove, Inc. (a)	40,567	460,841
Broadridge Financial Solutions, Inc.	113,823	19,602,597
Cantaloupe, Inc. (a)	58,944	603,587
Cass Information Systems, Inc. (b)	11,340	511,207
Cognizant Technology Solutions Corp. Class A	517,322	39,476,842
Computer Task Group, Inc. (a)	12,960	111,456
Concentrix Corp. (a)	40,903	7,092,171
Conduent, Inc. (a)	168,380	1,229,174
Crexendo, Inc. (a)(b)	4,773	28,161
CSG Systems International, Inc.	32,738	1,578,299
CSP, Inc. (a)	1,089	10,106
Digitalocean Holdings, Inc. (a)	16,795	1,035,916
DXC Technology Co. (a)	250,012	9,180,441
EPAM Systems, Inc. (a)	55,366	35,036,158
Euronet Worldwide, Inc. (a)	52,019	6,930,491
EVERTEC, Inc.	59,968	2,773,520
EVO Payments, Inc. Class A (a)	45,934	1,168,561
Exela Technologies, Inc. (a)	36,615	94,833
ExlService Holdings, Inc. (a)	33,182	4,086,031
Fastly, Inc. Class A (a)(b)	84,795	3,697,062
Fidelity National Information Services, Inc.	608,640	77,765,933
Fiserv, Inc. (a)	584,229	68,816,334
FleetCor Technologies, Inc. (a)	82,205	21,642,932
Gartner, Inc. (a)	84,425	26,065,375
Genpact Ltd.	170,916	8,867,122
Global Payments, Inc.	291,714	47,444,365
GoDaddy, Inc. (a)	164,491	12,058,835
GreenBox POS (a)	18,089	176,368
GreenSky, Inc. Class A (a)	49,586	394,209
Grid Dynamics Holdings, Inc. (a)	24,695	661,085
Hackett Group, Inc. (b)	25,288	495,645
i3 Verticals, Inc. Class A (a)	21,263	614,713
IBM Corp.	876,725	123,039,587
Information Services Group, Inc.	31,896	230,608
Innodata, Inc. (a)	21,276	175,740
Inpixon (a)(b)	114,375	117,806
International Money Express, Inc. (a)	28,263	515,517
Jack Henry & Associates, Inc.	72,778	12,836,584
Limelight Networks, Inc. (a)	121,523	328,112
Liveramp Holdings, Inc. (a)	67,619	3,313,331
MasterCard, Inc. Class A	858,694	297,305,624
Maximus, Inc.	60,457	5,265,200
MoneyGram International, Inc. (a)	67,850	609,972
MongoDB, Inc. Class A (a)	52,816	20,694,893
Okta, Inc. (a)	123,488	32,551,437
Paya Holdings, Inc. (a)(b)	58,678	566,243
Paychex, Inc.	314,580	36,009,973
PayPal Holdings, Inc. (a)	1,153,268	332,902,341
Paysign, Inc. (a)	30,038	74,795
Perficient, Inc. (a)	32,943	3,927,464
PFSweb, Inc. (a)	15,590	207,347
Priority Technology Holdings, Inc. (a)	7,215	43,506
Rackspace Technology, Inc. (a)(b)	35,701	498,743
Repay Holdings Corp. (a)	75,729	1,742,524
Research Solutions, Inc. (a)	20,127	53,337
Sabre Corp. (a)(b)	311,326	3,496,191
ServiceSource International, Inc. (a)	82,796	124,194
Shift4 Payments, Inc. (a)	38,017	3,258,437
Snowflake Computing, Inc.	61,373	18,678,873
SolarWinds, Inc. (b)	35,490	605,814
Square, Inc. (a)	384,766	103,144,222
StarTek, Inc. (a)	9,134	55,443
Steel Connect, Inc. (a)	35,785	64,771
Switch, Inc. Class A	88,169	2,187,473
The Western Union Co.	398,326	8,619,775
Ttec Holdings, Inc.	17,860	1,883,516
Tucows, Inc. (a)(b)	9,813	727,241
Twilio, Inc. Class A (a)	159,405	56,901,209
Unisys Corp. (a)	64,942	1,572,246
Usio, Inc. (a)	14,314	89,749
VeriSign, Inc. (a)	97,118	21,002,739
Verra Mobility Corp. (a)	136,779	2,121,442
Visa, Inc. Class A (b)	1,660,522	380,425,590
WEX, Inc. (a)	43,926	8,063,496
WidePoint Corp. (a)	8,205	45,045
		2,211,509,898
Semiconductors & Semiconductor Equipment - 5.1%
ACM Research, Inc. (a)(b)	10,171	906,745
Advanced Micro Devices, Inc. (a)	1,192,336	132,015,442
AEHR Test Systems (a)(b)	18,714	139,606
Allegro MicroSystems LLC (a)	40,719	1,223,606
Alpha & Omega Semiconductor Ltd. (a)	20,473	594,741
Ambarella, Inc. (a)	35,701	3,697,553
Amkor Technology, Inc.	104,889	2,881,301
Amtech Systems, Inc. (a)	10,626	109,873
Analog Devices, Inc.	527,374	85,935,593
Applied Materials, Inc.	900,621	121,700,916
Atomera, Inc. (a)(b)	18,847	464,955
Axcelis Technologies, Inc. (a)	32,992	1,640,032
AXT, Inc. (a)	38,107	354,776
Broadcom, Inc.	400,762	199,262,874
Brooks Automation, Inc.	73,405	6,236,489
CEVA, Inc. (a)	22,573	1,089,147
Cirrus Logic, Inc. (a)	56,824	4,754,464
CMC Materials, Inc.	28,933	3,837,094
Cohu, Inc. (a)	47,326	1,688,592
Cree, Inc. (a)(b)	113,315	9,629,509
CVD Equipment Corp. (a)(b)	7,163	33,380
CyberOptics Corp. (a)	6,869	288,841
Diodes, Inc. (a)	42,399	4,105,495
DSP Group, Inc. (a)	21,479	470,390
Enphase Energy, Inc. (a)	133,707	23,228,917
Entegris, Inc.	133,130	15,994,238
Everspin Technologies, Inc. (a)	11,528	84,154
First Solar, Inc. (a)	83,283	7,828,602
FormFactor, Inc. (a)	77,853	3,026,925
GSI Technology, Inc. (a)	13,332	74,659
Ichor Holdings Ltd. (a)	28,344	1,255,923
Impinj, Inc. (a)	22,241	1,296,428
Intel Corp.	3,964,128	214,300,760
Intest Corp. (a)	11,163	140,654
KLA Corp.	150,468	51,153,101
Kopin Corp. (a)	72,550	426,594
Kulicke & Soffa Industries, Inc.	61,038	4,284,257
Lam Research Corp.	139,969	84,656,051
Lattice Semiconductor Corp. (a)	134,624	8,362,843
MACOM Technology Solutions Holdings, Inc. (a)	46,744	2,837,828
Marvell Technology, Inc.	804,362	49,218,911
MaxLinear, Inc. Class A (a)	67,926	3,547,775
Microchip Technology, Inc.	268,551	42,259,185
Micron Technology, Inc.	1,100,331	81,094,395
MKS Instruments, Inc.	54,454	8,014,540
Monolithic Power Systems, Inc.	42,228	20,899,904
MoSys, Inc. (a)(b)	5,952	36,664
NeoPhotonics Corp. (a)	49,675	463,965
NVE Corp. (b)	4,736	332,515
NVIDIA Corp.	2,446,566	547,663,799
NXP Semiconductors NV	270,577	58,209,230
ON Semiconductor Corp. (a)	422,436	18,739,261
Onto Innovation, Inc. (a)	48,911	3,625,772
PDF Solutions, Inc. (a)	27,608	621,732
Photronics, Inc. (a)	61,065	920,250
Pixelworks, Inc. (a)	45,731	354,415
Power Integrations, Inc.	60,021	6,520,681
Qorvo, Inc. (a)	110,598	20,795,742
Qualcomm, Inc.	1,107,133	162,405,340
QuickLogic Corp. (a)	10,553	64,268
Rambus, Inc. (a)	113,018	2,689,828
Rubicon Technology, Inc. (a)	738	7,011
Semtech Corp. (a)	64,767	4,528,509
Silicon Laboratories, Inc. (a)	44,107	6,952,145
SiTime Corp. (a)	12,464	2,652,838
SkyWater Technology, Inc. (a)(b)	6,939	231,624
Skyworks Solutions, Inc.	162,035	29,726,941
SMART Global Holdings, Inc. (a)	16,657	807,198
SolarEdge Technologies, Inc. (a)	51,325	14,872,959
Summit Wireless Technologies, Inc. (a)(b)	14,292	47,878
SunPower Corp. (a)(b)	79,174	1,706,200
Synaptics, Inc. (a)	34,483	6,544,184
Teradyne, Inc.	163,377	19,840,503
Texas Instruments, Inc.	906,286	173,019,060
Ultra Clean Holdings, Inc. (a)	42,765	1,977,454
Universal Display Corp.	42,189	8,800,204
Veeco Instruments, Inc. (a)	52,158	1,188,681
Xilinx, Inc.	241,336	37,549,468
		2,340,944,377
Software - 9.9%
8x8, Inc. (a)	108,094	2,610,470
A10 Networks, Inc. (a)	59,212	822,455
ACI Worldwide, Inc. (a)	116,505	3,754,956
Adobe, Inc. (a)	468,953	311,244,106
Agilysys, Inc. (a)	19,975	1,135,179
Alarm.com Holdings, Inc. (a)	44,758	3,774,442
Alfi, Inc. (b)	3,888	34,603
Altair Engineering, Inc. Class A (a)	44,587	3,298,992
Alteryx, Inc. Class A (a)	57,841	4,278,499
American Software, Inc. Class A	31,608	801,895
Anaplan, Inc. (a)	142,244	8,531,795
ANSYS, Inc. (a)	85,506	31,240,472
AppFolio, Inc. (a)	17,173	2,028,131
Appian Corp. Class A (a)(b)	38,633	4,141,458
AppLovin Corp. (a)(b)	25,374	1,786,330
Asana, Inc. (a)	27,299	2,062,439
Aspen Technology, Inc. (a)	66,624	8,627,808
Asure Software, Inc. (a)	15,130	136,927
Auddia, Inc. (a)(b)	3,096	9,257
AudioEye, Inc. (a)(b)	4,634	60,427
Autodesk, Inc. (a)	215,822	66,924,244
Avalara, Inc. (a)	84,286	15,146,194
Avaya Holdings Corp. (a)	73,827	1,489,091
Aware, Inc. (a)	5,680	23,231
Benefitfocus, Inc. (a)	28,296	341,533
Bill.Com Holdings, Inc. (a)	61,819	16,962,515
Bio-Key International, Inc. (a)(b)	11,210	35,424
Black Knight, Inc. (a)	153,088	11,584,169
Blackbaud, Inc. (a)	48,475	3,378,223
BlackLine, Inc. (a)	50,599	5,520,351
Bottomline Technologies, Inc. (a)	39,395	1,665,227
Box, Inc. Class A (a)	136,608	3,521,754
Bridgeline Digital, Inc. (a)	6,040	31,106
BSQUARE Corp. (a)(b)	13,276	35,447
BTRS Holdings, Inc. (a)(b)	63,514	692,938
C3.Ai, Inc. (b)	16,097	829,639
Cadence Design Systems, Inc. (a)	272,985	44,627,588
CDK Global, Inc.	118,420	4,926,272
Cerence, Inc. (a)(b)	37,125	4,025,835
Ceridian HCM Holding, Inc. (a)	128,749	14,464,950
ChannelAdvisor Corp. (a)	29,511	756,072
Citrix Systems, Inc.	121,270	12,475,045
Cleanspark, Inc. (a)(b)	31,903	440,261
Cloudera, Inc. (a)	217,896	3,471,083
Cloudflare, Inc. (a)	189,912	22,929,975
CommVault Systems, Inc. (a)	45,274	3,665,836
Cornerstone OnDemand, Inc. (a)	60,717	3,479,084
Coupa Software, Inc. (a)	72,641	17,783,243
Crowdstrike Holdings, Inc. (a)	197,115	55,389,315
Datadog, Inc. Class A (a)	214,905	29,613,909
Datto Holding Corp. (b)	22,276	568,038
Digimarc Corp. (a)(b)	13,468	393,804
Digital Turbine, Inc. (a)	76,212	4,454,591
DocuSign, Inc. (a)	190,878	56,545,699
Dolby Laboratories, Inc. Class A	63,743	6,317,569
Domo, Inc. Class B (a)	27,940	2,500,630
Dropbox, Inc. Class A (a)	289,325	9,174,496
Duck Creek Technologies, Inc. (a)	32,252	1,503,911
Dynatrace, Inc. (a)	180,793	12,425,903
E2open Parent Holdings, Inc. (a)	122,502	1,462,674
Ebix, Inc. (b)	22,907	659,263
eGain Communications Corp. (a)	23,104	272,165
Elastic NV (a)	62,295	9,939,167
Envestnet, Inc. (a)	53,297	4,256,831
Everbridge, Inc. (a)	36,945	5,799,257
Evolving Systems, Inc. (a)	5,549	12,485
Fair Isaac Corp. (a)	28,121	12,928,349
FireEye, Inc. (a)	232,950	4,237,361
Five9, Inc. (a)	65,547	10,371,502
Fortinet, Inc. (a)	132,947	41,896,918
GSE Systems, Inc. (a)	36,520	43,094
GTY Technology Holdings, Inc. (a)	45,295	334,277
Guidewire Software, Inc. (a)	81,973	9,710,522
HubSpot, Inc. (a)	43,410	29,712,843
Intelligent Systems Corp. (a)(b)	6,574	253,691
InterDigital, Inc.	30,407	2,192,649
Intrusion, Inc. (a)(b)	13,138	59,121
Intuit, Inc.	268,040	151,740,124
Inuvo, Inc. (a)(b)	78,271	58,844
Issuer Direct Corp. (a)	3,190	83,738
j2 Global, Inc. (a)	41,348	5,693,620
Jamf Holding Corp. (a)(b)	36,287	1,275,488
Kaspien Holdings, Inc. (a)	43	849
KnowBe4, Inc. (a)	21,776	535,907
LivePerson, Inc. (a)	63,714	4,084,067
Manhattan Associates, Inc. (a)	62,368	10,165,360
Marathon Digital Holdings, Inc. (a)(b)	90,601	3,677,495
Marin Software, Inc. (a)(b)	8,780	58,475
McAfee Corp.	35,452	941,605
Medallia, Inc. (a)	85,849	2,899,121
Microsoft Corp.	7,394,273	2,232,183,133
MicroStrategy, Inc. Class A (a)(b)	7,616	5,287,789
Mimecast Ltd. (a)	58,095	4,055,612
Mitek Systems, Inc. (a)	42,812	957,704
Model N, Inc. (a)	30,801	1,044,462
Momentive Global, Inc. (a)	119,402	2,341,473
N-able, Inc. (a)(b)	35,559	481,113
Net Element International, Inc. (a)	3,917	42,852
NetSol Technologies, Inc. (a)	4,917	21,241
New Relic, Inc. (a)	54,194	4,333,894
NortonLifeLock, Inc.	567,920	15,083,955
Nuance Communications, Inc. (a)	279,669	15,395,778
Nutanix, Inc. Class A (a)	201,031	7,420,054
NXT-ID, Inc. (a)	36,413	25,489
Oblong, Inc. (a)	14,552	30,996
Olo, Inc. (a)	20,451	785,114
ON24, Inc. (a)	8,903	201,297
Onespan, Inc. (a)	34,622	667,166
Oracle Corp.	1,782,758	158,897,221
Pagerduty, Inc. (a)	57,453	2,458,988
Palantir Technologies, Inc. (a)	447,173	11,778,537
Palo Alto Networks, Inc. (a)	96,426	44,456,243
Park City Group, Inc. (a)	10,554	57,203
Paycom Software, Inc. (a)	48,204	23,566,936
Paylocity Holding Corp. (a)	36,902	9,934,018
Pegasystems, Inc.	39,073	5,377,617
Phunware, Inc. (a)(b)	57,108	63,390
Ping Identity Holding Corp. (a)	36,432	945,410
Progress Software Corp.	44,016	2,049,385
Proofpoint, Inc. (a)	56,106	9,874,656
PROS Holdings, Inc. (a)	39,637	1,713,904
PTC, Inc. (a)	103,057	13,568,485
Q2 Holdings, Inc. (a)	51,825	4,565,264
QAD, Inc.:
Class A	11,029	959,633
Class B	1,267	109,659
Qualtrics International, Inc.	56,224	2,545,823
Qualys, Inc. (a)	33,069	3,881,639
Qumu Corp. (a)	12,633	37,015
Rapid7, Inc. (a)	53,914	6,551,629
RealNetworks, Inc. (a)	36,372	69,107
Rimini Street, Inc. (a)	32,257	308,054
RingCentral, Inc. (a)	79,911	20,158,349
Riot Blockchain, Inc. (a)(b)	82,405	3,075,355
SailPoint Technologies Holding, Inc. (a)	90,241	4,228,693
Salesforce.com, Inc. (a)	947,815	251,426,885
SeaChange International, Inc. (a)	31,744	33,966
SecureWorks Corp. (a)	8,362	171,087
Semrush Holdings, Inc.	10,977	291,110
ServiceNow, Inc. (a)	193,731	124,693,021
SharpSpring, Inc. (a)	10,771	184,184
ShotSpotter, Inc. (a)	7,909	315,015
SilverSun Technologies, Inc. (A Shares)	1,276	9,162
Smartsheet, Inc. (a)	115,256	9,170,920
Smith Micro Software, Inc. (a)	48,530	242,165
Splunk, Inc. (a)	162,209	24,796,890
Sprout Social, Inc. (a)	27,998	3,404,557
SPS Commerce, Inc. (a)	35,413	4,799,524
SRAX, Inc. (a)	18,304	102,319
SS&C Technologies Holdings, Inc.	217,745	16,474,587
Sumo Logic, Inc.	15,342	319,881
Support.com, Inc. (a)(b)	7,553	236,862
Synchronoss Technologies, Inc. (a)	33,831	89,652
Synopsys, Inc. (a)	149,626	49,711,742
Telos Corp.	24,097	795,201
Tenable Holdings, Inc. (a)	67,029	2,974,077
Teradata Corp. (a)	107,538	5,881,253
The Trade Desk, Inc. (a)	424,864	34,010,363
Tyler Technologies, Inc. (a)	39,896	19,377,487
Upland Software, Inc. (a)	26,208	1,021,588
Varonis Systems, Inc. (a)	104,111	7,184,700
Verb Technology Co., Inc. (a)(b)	52,436	109,067
Verint Systems, Inc. (a)	63,531	2,836,024
Veritone, Inc. (a)	26,228	547,378
Vertex, Inc. Class A (a)	26,000	538,200
Viant Technology, Inc.	11,130	153,038
VirnetX Holding Corp. (a)(b)	56,855	255,279
VMware, Inc. Class A (a)(b)	79,880	11,891,736
Vonage Holdings Corp. (a)	230,515	3,250,262
Workday, Inc. Class A (a)	185,384	50,639,493
Workiva, Inc. (a)	41,360	5,801,567
Xperi Holding Corp.	102,584	2,192,220
Yext, Inc. (a)	96,640	1,306,573
Zendesk, Inc. (a)	116,090	14,348,724
Zix Corp. (a)	54,389	420,971
Zoom Video Communications, Inc. Class A (a)	210,632	60,977,964
Zscaler, Inc. (a)	74,196	20,651,715
Zuora, Inc. (a)	102,753	1,744,746
		4,502,826,188
Technology Hardware, Storage & Peripherals - 5.5%
3D Systems Corp. (a)	122,387	3,725,460
Apple, Inc.	15,401,748	2,338,447,354
Astro-Med, Inc. (a)	5,791	90,687
Avid Technology, Inc. (a)	41,518	1,071,580
Boxlight Corp. (a)(b)	45,872	119,267
Corsair Gaming, Inc. (b)	20,888	604,708
Dell Technologies, Inc. (a)	245,335	23,910,349
Diebold Nixdorf, Inc. (a)	77,338	841,437
Eastman Kodak Co. (a)	61,722	449,336
Hewlett Packard Enterprise Co.	1,285,857	19,879,349
HP, Inc.	1,179,126	35,067,207
Immersion Corp. (a)(b)	19,099	143,243
Intevac, Inc. (a)	22,287	114,332
Movano, Inc. (a)(b)	2,476	9,656
NCR Corp. (a)	128,007	5,437,737
NetApp, Inc.	218,561	19,436,630
One Stop Systems, Inc. (a)	11,900	67,354
Pure Storage, Inc. Class A (a)	249,696	6,449,648
Quantum Corp. (a)	55,195	344,417
Seagate Technology Holdings PLC	195,634	17,135,582
Socket Mobile, Inc. (a)(b)	6,713	46,320
Sonim Technologies, Inc. (a)(b)	31,339	13,789
Super Micro Computer, Inc. (a)	41,947	1,532,743
Transact Technologies, Inc. (a)	10,404	146,176
Turtle Beach Corp. (a)(b)	15,559	442,031
Western Digital Corp. (a)	303,140	19,158,448
Xerox Holdings Corp.	157,434	3,543,839
		2,498,228,679

TOTAL INFORMATION TECHNOLOGY		12,305,839,407

MATERIALS - 2.7%
Chemicals - 1.7%
Advanced Emissions Solutions, Inc. (a)	16,728	113,918
AdvanSix, Inc. (a)	27,011	985,902
AgroFresh Solutions, Inc. (a)	16,647	34,459
Air Products & Chemicals, Inc.	217,271	58,556,707
Albemarle Corp. U.S.	115,167	27,264,636
American Vanguard Corp.	26,257	402,520
Amyris, Inc. (a)	182,480	2,746,324
Ashland Global Holdings, Inc.	53,511	4,875,387
Avient Corp.	91,163	4,748,681
Axalta Coating Systems Ltd. (a)	202,518	6,184,900
Balchem Corp.	31,714	4,453,280
Cabot Corp. (b)	56,857	3,036,164
Celanese Corp. Class A	110,319	17,496,593
CF Industries Holdings, Inc.	210,947	9,581,213
Chase Corp.	7,093	812,149
Core Molding Technologies, Inc. (a)	6,425	88,472
Corteva, Inc.	724,315	31,848,131
Crown ElectroKinetics Corp. (a)	10,703	33,179
Danimer Scientific, Inc. (a)(b)	60,829	1,188,599
Diversey Holdings Ltd. (a)	46,470	811,831
Dow, Inc.	733,330	46,126,457
DuPont de Nemours, Inc.	522,535	38,678,041
Eastman Chemical Co.	133,715	15,131,189
Ecolab, Inc.	244,270	55,048,687
Ecovyst, Inc.	49,945	649,784
Element Solutions, Inc.	214,950	4,885,814
Ferro Corp. (a)	79,990	1,663,792
Flotek Industries, Inc. (a)(b)	62,549	86,318
FMC Corp.	126,421	11,836,798
FutureFuel Corp.	24,504	196,277
GCP Applied Technologies, Inc. (a)	47,225	1,125,844
H.B. Fuller Co.	52,676	3,559,317
Hawkins, Inc.	18,462	699,341
Huntsman Corp.	194,214	5,133,076
Ikonics Corp. (a)	734	20,112
Ingevity Corp. (a)	40,022	3,217,369
Innospec, Inc.	24,013	2,247,617
International Flavors & Fragrances, Inc.	244,481	37,038,872
Intrepid Potash, Inc. (a)	9,754	302,472
Koppers Holdings, Inc. (a)	20,287	667,442
Kraton Performance Polymers, Inc. (a)	31,316	1,319,030
Kronos Worldwide, Inc. (b)	20,830	275,789
Linde PLC	510,632	160,639,721
Livent Corp. (a)(b)	156,362	3,888,723
Loop Industries, Inc. (a)(b)	23,641	214,424
LSB Industries, Inc. (a)	21,133	174,136
LyondellBasell Industries NV Class A	252,892	25,377,712
Marrone Bio Innovations, Inc. (a)	109,883	109,883
Minerals Technologies, Inc.	32,761	2,576,325
NewMarket Corp.	7,115	2,488,329
Northern Technologies International Corp.	7,022	117,057
Olin Corp.	140,848	7,019,864
Orion Engineered Carbons SA (a)	58,158	1,027,652
PPG Industries, Inc.	232,795	37,142,442
PureCycle Technologies, Inc. (a)(b)	72,371	1,064,577
Quaker Chemical Corp. (b)	12,965	3,359,491
Rayonier Advanced Materials, Inc. (a)	62,173	438,941
RPM International, Inc.	127,496	10,491,646
Sensient Technologies Corp.	41,285	3,585,602
Sherwin-Williams Co.	234,900	71,332,083
Stepan Co.	20,860	2,452,302
The Chemours Co. LLC	162,945	5,460,287
The Mosaic Co.	339,148	10,913,783
The Scotts Miracle-Gro Co. Class A	39,924	6,261,281
Trecora Resources (a)	18,964	159,298
Tredegar Corp.	26,173	347,577
Trinseo SA	38,600	2,004,498
Tronox Holdings PLC	107,782	2,277,434
Valhi, Inc.	1,779	42,198
Valvoline, Inc.	177,502	5,353,460
Venator Materials PLC (a)	51,475	168,323
W.R. Grace & Co.	60,981	4,246,717
Westlake Chemical Corp.	33,594	2,934,436
Zymergen, Inc. (a)	16,194	212,465
		779,055,150
Construction Materials - 0.1%
Eagle Materials, Inc.	41,600	6,524,544
Forterra, Inc. (a)	19,499	449,257
Martin Marietta Materials, Inc.	61,171	23,321,444
Smith-Midland Corp. (a)	3,788	70,760
Summit Materials, Inc. (a)	115,853	3,900,771
United States Lime & Minerals, Inc.	2,263	330,602
Vulcan Materials Co.	130,001	24,171,086
		58,768,464
Containers & Packaging - 0.4%
Amcor PLC	1,515,939	19,479,816
Aptargroup, Inc.	64,905	8,749,194
Avery Dennison Corp.	81,414	18,349,901
Ball Corp.	322,370	30,934,625
Berry Global Group, Inc. (a)	132,431	8,895,390
Crown Holdings, Inc.	132,177	14,511,713
Graphic Packaging Holding Co.	278,884	5,722,700
Greif, Inc.:
Class A (b)	27,807	1,760,739
Class B	3,943	242,495
International Paper Co.	384,994	23,134,289
Myers Industries, Inc.	34,896	795,629
O-I Glass, Inc. (a)	155,692	2,355,620
Packaging Corp. of America	93,435	14,174,090
Pactiv Evergreen, Inc. (b)	41,481	570,364
Ranpak Holdings Corp. (A Shares) (a)	39,432	1,210,562
Sealed Air Corp.	148,813	9,082,057
Silgan Holdings, Inc.	77,797	3,300,927
Sonoco Products Co.	98,300	6,418,990
UFP Technologies, Inc. (a)	6,778	474,392
WestRock Co.	261,744	13,621,158
		183,784,651
Metals & Mining - 0.5%
Alcoa Corp. (a)	183,327	8,134,219
Allegheny Technologies, Inc. (a)	127,891	2,284,133
Alpha Metallurgical Resources (a)	17,954	702,181
Ampco-Pittsburgh Corp. (a)	11,882	57,034
Arconic Corp. (a)	95,522	3,294,554
Carpenter Technology Corp.	48,932	1,631,882
Century Aluminum Co. (a)	50,747	650,577
Cleveland-Cliffs, Inc. (a)	454,111	10,657,985
Coeur d'Alene Mines Corp. (a)	250,645	1,767,047
Commercial Metals Co.	119,657	3,903,211
Compass Minerals International, Inc. (b)	33,245	2,225,088
Comstock Mining, Inc. (a)(b)	38,673	116,792
Freeport-McMoRan, Inc.	1,438,317	52,340,356
Friedman Industries	8,812	107,947
Gatos Silver, Inc.	22,094	316,828
Gold Resource Corp. (b)	68,989	118,661
Golden Minerals Co. (a)(b)	129,922	68,716
Haynes International, Inc. (b)	12,892	506,011
Hecla Mining Co.	523,330	3,218,480
Hycroft Mining Holding Corp. (a)(b)	33,866	65,361
Kaiser Aluminum Corp.	15,996	2,019,655
Materion Corp.	20,037	1,463,302
McEwen Mining, Inc. (a)(b)	282,542	324,923
MP Materials Corp. (a)(b)	65,049	2,183,695
Newmont Corp.	786,130	45,587,679
Nucor Corp.	293,642	34,520,554
Olympic Steel, Inc.	8,454	230,456
Paramount Gold Nevada Corp. (a)	2,346	2,076
Ramaco Resources, Inc. (a)	9,913	89,118
Reliance Steel & Aluminum Co.	62,654	9,400,606
Royal Gold, Inc.	64,590	7,190,805
Ryerson Holding Corp.	15,468	358,084
Schnitzer Steel Industries, Inc. Class A	26,125	1,235,974
Solitario Exploration & Royalty Corp. (a)(b)	76,068	41,153
Steel Dynamics, Inc.	196,700	13,275,283
SunCoke Energy, Inc.	77,833	540,939
Synalloy Corp. (a)	5,467	63,691
TimkenSteel Corp. (a)(b)	36,834	503,889
U.S. Antimony Corp. (a)(b)	71,979	67,847
U.S. Gold Corp. (a)	7,183	68,023
United States Steel Corp.	264,017	7,062,455
Universal Stainless & Alloy Products, Inc. (a)	7,522	83,569
Warrior Metropolitan Coal, Inc.	49,382	1,105,663
Worthington Industries, Inc.	34,302	1,987,801
		221,574,303
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	16,052	521,529
Domtar Corp. (a)	48,990	2,686,122
Glatfelter Corp.	42,256	667,645
Louisiana-Pacific Corp.	99,769	6,329,345
Mercer International, Inc. (SBI)	38,171	434,386
Neenah, Inc.	18,232	918,710
Resolute Forest Products	76,679	939,318
Schweitzer-Mauduit International, Inc.	32,397	1,239,833
Verso Corp.	29,133	554,984
		14,291,872

TOTAL MATERIALS		1,257,474,440

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Acadia Realty Trust (SBI)	84,160	1,785,875
Agree Realty Corp.	68,382	5,097,878
Alexander & Baldwin, Inc.	74,765	1,561,093
Alexanders, Inc.	2,216	590,121
Alexandria Real Estate Equities, Inc.	134,984	27,856,648
Alpine Income Property Trust, Inc.	11,655	219,580
American Assets Trust, Inc.	51,321	2,043,602
American Campus Communities, Inc.	134,958	6,862,614
American Finance Trust, Inc.	110,887	955,846
American Homes 4 Rent Class A	269,997	11,323,674
American Tower Corp.	446,384	130,420,013
Americold Realty Trust	248,017	9,112,145
Apartment Income (REIT) Corp.	153,959	7,824,196
Apartment Investment & Management Co. Class A	145,184	1,042,421
Apple Hospitality (REIT), Inc.	210,309	3,108,367
Armada Hoffler Properties, Inc.	58,965	791,900
Ashford Hospitality Trust, Inc. (a)	15,148	234,037
AvalonBay Communities, Inc.	137,376	31,538,782
Bluerock Residential Growth (REIT), Inc.	30,908	336,588
Boston Properties, Inc.	139,569	15,769,901
Braemar Hotels & Resorts, Inc. (a)	44,787	225,726
Brandywine Realty Trust (SBI)	169,156	2,347,885
Brixmor Property Group, Inc.	293,657	6,886,257
Broadstone Net Lease, Inc. (b)	154,015	4,220,011
BRT Apartments Corp.	10,645	206,726
Camden Property Trust (SBI)	95,906	14,389,736
CareTrust (REIT), Inc.	95,945	2,109,831
CatchMark Timber Trust, Inc.	48,232	556,597
Cedar Realty Trust, Inc.	11,190	194,594
Centerspace	13,959	1,412,372
Chatham Lodging Trust (a)	49,287	591,444
CIM Commercial Trust Corp.	28,671	200,697
City Office REIT, Inc.	47,552	759,405
Clipper Realty, Inc.	13,707	115,687
Columbia Property Trust, Inc.	111,839	1,869,948
Community Healthcare Trust, Inc.	23,980	1,163,270
Condor Hospitality Trust, Inc. (a)	1,704	9,985
CorEnergy Infrastructure Trust, Inc.	12,714	61,281
CorePoint Lodging, Inc. (a)	38,394	555,177
CoreSite Realty Corp.	42,184	6,258,840
Corporate Office Properties Trust (SBI)	113,669	3,203,192
Cousins Properties, Inc.	146,040	5,631,302
Crown Castle International Corp.	424,437	82,633,640
CTO Realty Growth, Inc. (b)	6,288	352,694
CubeSmart	198,862	10,639,117
CyrusOne, Inc.	120,520	9,277,630
DiamondRock Hospitality Co. (a)	214,574	1,939,749
Digital Realty Trust, Inc.	276,720	45,357,175
Digitalbridge Group, Inc. (a)	475,504	3,280,978
Diversified Healthcare Trust (SBI)	236,145	885,544
Douglas Emmett, Inc.	163,732	5,404,793
Duke Realty Corp.	369,302	19,392,048
Easterly Government Properties, Inc.	84,373	1,803,051
EastGroup Properties, Inc.	39,433	7,108,193
Empire State Realty Trust, Inc.	136,830	1,405,244
EPR Properties	73,089	3,709,267
Equinix, Inc.	87,946	74,178,054
Equity Commonwealth	120,624	3,177,236
Equity Lifestyle Properties, Inc.	167,531	14,251,862
Equity Residential (SBI)	338,601	28,466,186
Essential Properties Realty Trust, Inc.	118,397	3,837,247
Essex Property Trust, Inc.	64,042	21,181,251
Extra Space Storage, Inc.	131,440	24,567,450
Farmland Partners, Inc.	28,426	348,219
Federal Realty Investment Trust (SBI)	69,542	8,468,129
First Industrial Realty Trust, Inc.	127,933	7,162,969
Four Corners Property Trust, Inc.	75,103	2,148,697
Franklin Street Properties Corp.	102,509	492,043
Gaming & Leisure Properties	216,392	10,668,126
Getty Realty Corp.	39,910	1,262,353
Gladstone Commercial Corp.	40,986	927,513
Gladstone Land Corp.	25,300	595,815
Global Medical REIT, Inc.	56,363	869,117
Global Net Lease, Inc.	97,830	1,663,110
Global Self Storage, Inc.	5,763	31,293
Healthcare Realty Trust, Inc.	143,601	4,312,338
Healthcare Trust of America, Inc.	214,921	6,518,554
Healthpeak Properties, Inc.	529,877	19,075,572
Hersha Hospitality Trust (a)	34,344	322,147
Highwoods Properties, Inc. (SBI)	104,941	4,794,754
Host Hotels & Resorts, Inc. (a)	691,397	11,449,534
Hudson Pacific Properties, Inc.	152,428	4,021,051
Independence Realty Trust, Inc.	100,971	2,067,886
Indus Realty Trust, Inc.	5,567	390,302
Industrial Logistics Properties Trust	69,239	1,899,226
InnSuites Hospitality Trust	2,044	7,890
Invitation Homes, Inc.	558,911	23,015,955
Iron Mountain, Inc.	283,381	13,531,443
iStar Financial, Inc.	73,560	1,945,662
JBG SMITH Properties	109,180	3,289,593
Kilroy Realty Corp.	104,399	6,853,794
Kimco Realty Corp.	590,259	12,861,744
Kite Realty Group Trust	86,771	1,757,980
Lamar Advertising Co. Class A	85,442	9,725,863
Lexington Corporate Properties Trust	284,638	3,851,152
Life Storage, Inc.	75,444	9,388,251
LTC Properties, Inc.	40,535	1,398,863
Mack-Cali Realty Corp. (a)	83,131	1,486,382
Medalist Diversified (REIT), Inc.	8,334	11,001
Medical Properties Trust, Inc.	578,723	11,852,247
Mid-America Apartment Communities, Inc.	112,759	21,691,449
Monmouth Real Estate Investment Corp. Class A	97,237	1,845,558
National Health Investors, Inc.	45,368	2,713,914
National Retail Properties, Inc.	173,006	8,236,816
National Storage Affiliates Trust	77,232	4,421,532
NETSTREIT Corp.	27,786	718,546
New Senior Investment Group, Inc.	80,383	701,744
New York City REIT, Inc. (b)	10,789	99,475
NexPoint Residential Trust, Inc.	22,791	1,476,629
Office Properties Income Trust	51,252	1,359,716
Omega Healthcare Investors, Inc.	231,749	7,770,544
One Liberty Properties, Inc.	15,863	505,078
Outfront Media, Inc.	144,472	3,577,127
Paramount Group, Inc.	161,925	1,434,656
Park Hotels & Resorts, Inc. (a)	234,654	4,491,278
Pebblebrook Hotel Trust	131,853	2,904,722
Pennsylvania Real Estate Investment Trust (SBI) (a)	61,343	118,392
Physicians Realty Trust	219,718	4,066,980
Piedmont Office Realty Trust, Inc. Class A	123,691	2,204,174
Plymouth Industrial REIT, Inc.	29,458	694,030
Postal Realty Trust, Inc.	13,407	262,107
Potlatch Corp.	66,183	3,438,207
Preferred Apartment Communities, Inc. Class A	49,520	618,010
Prologis (REIT), Inc.	726,724	97,860,654
PS Business Parks, Inc.	20,368	3,202,461
Public Storage	149,502	48,380,342
Rayonier, Inc.	136,334	5,014,365
Realty Income Corp.	366,898	26,497,374
Regency Centers Corp.	156,047	10,707,945
Retail Opportunity Investments Corp.	119,239	2,155,841
Retail Properties America, Inc.	208,828	2,760,706
Retail Value, Inc.	18,573	464,325
Rexford Industrial Realty, Inc.	132,820	8,225,543
RLJ Lodging Trust	166,639	2,404,601
RPT Realty	80,249	1,038,422
Ryman Hospitality Properties, Inc. (a)	54,338	4,513,858
Sabra Health Care REIT, Inc.	213,941	3,423,056
Safehold, Inc.	14,412	1,291,459
Saul Centers, Inc.	14,931	688,020
SBA Communications Corp. Class A	107,321	38,525,019
Seritage Growth Properties (a)	39,057	631,552
Service Properties Trust	166,575	1,903,952
Simon Property Group, Inc.	322,529	43,364,024
SITE Centers Corp.	170,691	2,749,832
SL Green Realty Corp. (b)	67,717	4,745,607
Sotherly Hotels, Inc. (a)	14,233	34,159
Spirit Realty Capital, Inc.	113,028	5,851,460
Stag Industrial, Inc.	157,539	6,656,023
Store Capital Corp.	240,114	8,660,912
Summit Hotel Properties, Inc. (a)	105,391	982,244
Sun Communities, Inc.	110,414	22,247,317
Sunstone Hotel Investors, Inc. (a)	218,573	2,533,261
Tanger Factory Outlet Centers, Inc.	97,989	1,638,376
Terreno Realty Corp.	69,335	4,632,271
The GEO Group, Inc. (b)	117,923	913,903
The Macerich Co. (b)	164,046	2,801,906
UDR, Inc.	291,350	15,738,727
UMH Properties, Inc.	42,533	1,008,032
Uniti Group, Inc.	232,769	3,042,291
Universal Health Realty Income Trust (SBI)	12,404	734,689
Urban Edge Properties	110,359	2,090,199
Urstadt Biddle Properties, Inc. Class A	30,836	588,351
Ventas, Inc.	369,296	20,658,418
VEREIT, Inc.	225,426	11,390,776
VICI Properties, Inc. (b)	531,510	16,428,974
Vornado Realty Trust	153,632	6,434,108
Washington REIT (SBI)	83,302	2,094,212
Welltower, Inc.	410,447	35,926,426
Weyerhaeuser Co.	736,492	26,513,712
Wheeler REIT, Inc. (a)	5,633	18,476
Whitestone REIT Class B	38,854	381,158
WP Carey, Inc.	175,946	13,744,902
Xenia Hotels & Resorts, Inc. (a)	115,183	2,006,488
		1,466,411,634
Real Estate Management & Development - 0.2%
Alset Ehome International, Inc.	2,097	4,215
Altisource Asset Management Corp. (a)	665	14,431
Altisource Portfolio Solutions SA (a)	7,484	81,201
American Realty Investments, Inc. (a)	3,904	44,115
Amrep Corp. (a)	2,815	42,366
CBRE Group, Inc. (a)	329,895	31,768,889
Cushman & Wakefield PLC (a)	122,369	2,219,774
eXp World Holdings, Inc. (b)	57,199	2,622,574
Fathom Holdings, Inc. (a)(b)	4,345	124,180
Forestar Group, Inc. (a)	16,510	343,243
FRP Holdings, Inc. (a)	5,629	324,793
Howard Hughes Corp. (a)	43,824	3,967,387
InterGroup Corp. (a)	287	13,374
Jones Lang LaSalle, Inc. (a)	50,351	12,206,593
Kennedy-Wilson Holdings, Inc.	118,152	2,598,162
Marcus & Millichap, Inc. (a)	24,839	974,186
Maui Land & Pineapple, Inc. (a)	5,834	64,057
Newmark Group, Inc.	158,885	2,164,014
Opendoor Technologies, Inc. (a)(b)	334,917	5,938,078
Rafael Holdings, Inc. (a)(b)	10,947	458,132
RE/MAX Holdings, Inc.	18,249	611,159
Realogy Holdings Corp. (a)	113,254	1,987,608
Redfin Corp. (a)(b)	102,871	4,996,444
Stratus Properties, Inc. (a)	6,397	192,742
Tejon Ranch Co. (a)	19,879	382,074
The RMR Group, Inc.	14,678	680,179
The St. Joe Co.	31,862	1,474,255
Transcontinental Realty Investors, Inc. (a)	3,794	131,842
Trinity Place Holdings, Inc. (a)	22,659	48,037
		76,478,104

TOTAL REAL ESTATE		1,542,889,738

UTILITIES - 2.4%
Electric Utilities - 1.4%
Allete, Inc.	50,914	3,432,622
Alliant Energy Corp.	245,439	14,920,237
American Electric Power Co., Inc.	489,247	43,821,854
Avangrid, Inc. (b)	70,140	3,833,151
Duke Energy Corp.	754,420	78,957,597
Edison International	373,005	21,574,609
Entergy Corp.	197,127	21,804,217
Evergy, Inc.	224,492	15,366,477
Eversource Energy	337,524	30,623,553
Exelon Corp.	959,094	47,014,788
FirstEnergy Corp.	533,870	20,751,527
Genie Energy Ltd. Class B	20,992	141,906
Hawaiian Electric Industries, Inc.	106,332	4,636,075
IDACORP, Inc.	49,209	5,184,168
MGE Energy, Inc. (b)	37,436	3,015,095
NextEra Energy, Inc.	1,925,142	161,692,677
NRG Energy, Inc.	239,995	10,960,572
OGE Energy Corp.	196,645	6,963,199
Otter Tail Corp.	43,292	2,375,432
PG&E Corp. (a)	1,474,093	13,517,433
Pinnacle West Capital Corp.	110,391	8,489,068
PNM Resources, Inc.	84,312	4,173,444
Portland General Electric Co.	87,180	4,476,693
PPL Corp.	758,167	22,252,201
Southern Co.	1,037,791	68,214,002
Via Renewables, Inc. Class A, (b)	10,424	116,749
Xcel Energy, Inc.	528,132	36,309,075
		654,618,421
Gas Utilities - 0.1%
Atmos Energy Corp.	127,900	12,471,529
Chesapeake Utilities Corp.	17,892	2,338,484
National Fuel Gas Co.	89,891	4,657,253
New Jersey Resources Corp. (b)	93,681	3,498,049
Northwest Natural Holding Co.	29,561	1,520,913
ONE Gas, Inc.	51,835	3,722,790
RGC Resources, Inc.	7,159	172,102
South Jersey Industries, Inc. (b)	112,436	2,789,537
Southwest Gas Corp.	57,824	4,065,605
Spire, Inc.	50,300	3,355,010
UGI Corp.	204,287	9,460,531
		48,051,803
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	26,774	796,259
Class C	80,535	2,527,994
Ormat Technologies, Inc. (b)	44,475	3,163,507
Sunnova Energy International, Inc. (a)	63,583	2,301,705
The AES Corp.	652,905	15,584,842
Vistra Corp.	473,883	9,046,426
		33,420,733
Multi-Utilities - 0.7%
Ameren Corp.	251,662	22,075,791
Avista Corp.	67,581	2,828,265
Black Hills Corp.	63,649	4,476,434
CenterPoint Energy, Inc.	567,452	14,237,371
CMS Energy Corp.	282,165	18,095,241
Consolidated Edison, Inc.	336,690	25,403,261
Dominion Energy, Inc.	791,579	61,616,509
DTE Energy Co.	190,750	22,954,855
MDU Resources Group, Inc.	197,336	6,348,299
NiSource, Inc.	383,627	9,456,406
NorthWestern Energy Corp.	49,398	3,141,713
Public Service Enterprise Group, Inc.	497,922	31,837,133
Sempra Energy	309,404	40,952,713
Unitil Corp.	14,604	724,358
WEC Energy Group, Inc.	310,966	29,380,068
		293,528,417
Water Utilities - 0.1%
American States Water Co.	37,218	3,431,872
American Water Works Co., Inc.	177,718	32,389,106
Artesian Resources Corp. Class A	7,843	309,093
Cadiz, Inc. (a)(b)	36,416	489,431
California Water Service Group	51,528	3,274,604
Essential Utilities, Inc.	218,724	10,855,272
Global Water Resources, Inc.	9,437	188,740
Middlesex Water Co. (b)	17,122	1,873,318
Pure Cycle Corp. (a)	24,781	370,476
SJW Corp.	26,824	1,859,708
York Water Co.	13,007	670,771
		55,712,391

TOTAL UTILITIES		1,085,331,765

TOTAL COMMON STOCKS
(Cost $31,281,571,434)		45,410,744,530

Nonconvertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Meta Materials, Inc. Series A (c)
(Cost $42,794)	114,044	132,291
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 4% 6/15/23 (Cost $4,000)(c)(e)	4,000	4,000
	Shares	Value

Money Market Funds - 2.5%
Fidelity Cash Central Fund 0.06% (f)	288,224,892	288,282,537
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	843,951,938	844,036,333
TOTAL MONEY MARKET FUNDS
(Cost $1,132,318,870)		1,132,318,870
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $32,413,937,098)		46,543,199,691
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(967,315,263)
NET ASSETS - 100%		$45,575,884,428

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	193	Sept. 2021	$21,917,080	$1,161,097	$1,161,097
CME E-mini S&P 500 Index Contracts (United States)	659	Sept. 2021	148,950,475	9,993,964	9,993,964
CME E-mini S&P MidCap 400 Index Contracts (United States)	40	Sept. 2021	11,008,000	560,796	560,796
TOTAL FUTURES CONTRACTS					$11,715,857

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,510,386 or 0.0% of net assets.

 (e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$217,013,461	$4,955,693,903	$4,884,424,827	$57,550	$--	$--	$288,282,537	0.4%
Fidelity Securities Lending Cash Central Fund 0.06%	632,811,154	1,451,523,262	1,240,298,083	2,519,416	--	--	844,036,333	2.6%
Total	$849,824,615	$6,407,217,165	$6,124,722,910	$2,576,966	$--	$--	$1,132,318,870

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$4,782,464,895	$4,782,329,708	$--	$135,187
Consumer Discretionary	5,398,713,333	5,398,711,263	--	2,070
Consumer Staples	2,371,033,468	2,371,033,468	--	--
Energy	1,077,271,750	1,077,139,459	--	132,291
Financials	5,310,663,923	5,310,663,923	--	--
Health Care	6,141,043,568	6,140,816,390	20	227,158
Industrials	4,138,150,534	4,138,150,517	--	17
Information Technology	12,305,839,407	12,305,839,407	--	--
Materials	1,257,474,440	1,257,474,440	--	--
Real Estate	1,542,889,738	1,542,889,738	--	--
Utilities	1,085,331,765	1,085,331,765	--	--
Corporate Bonds	4,000	--	--	4,000
Money Market Funds	1,132,318,870	1,132,318,870	--	--
Total Investments in Securities:	$46,543,199,691	$46,542,698,948	$20	$500,723
Derivative Instruments:
Assets
Futures Contracts	$11,715,857	$11,715,857	$--	$--
Total Assets	$11,715,857	$11,715,857	$--	$--
Total Derivative Instruments:	$11,715,857	$11,715,857	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$11,715,857	$0
Total Equity Risk	11,715,857	0
Total Value of Derivatives	$11,715,857	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $825,216,268) — See accompanying schedule: Unaffiliated issuers (cost $31,281,618,228)	$45,410,880,821
Fidelity Central Funds (cost $1,132,318,870)	1,132,318,870
Total Investment in Securities (cost $32,413,937,098)		$46,543,199,691
Segregated cash with brokers for derivative instruments		17,695,700
Cash		1,031,588
Receivable for investments sold		349,479,774
Receivable for fund shares sold		3,025,206
Dividends receivable		50,292,322
Interest receivable		34
Distributions receivable from Fidelity Central Funds		309,905
Total assets		46,965,034,220
Liabilities
Payable for investments purchased	$796,801
Payable for fund shares redeemed	543,908,846
Payable for daily variation margin on futures contracts	300,984
Other payables and accrued expenses	119,302
Collateral on securities loaned	844,023,859
Total liabilities		1,389,149,792
Net Assets		$45,575,884,428
Net Assets consist of:
Paid in capital		$31,492,718,740
Total accumulated earnings (loss)		14,083,165,688
Net Assets		$45,575,884,428
Net Asset Value, offering price and redemption price per share ($45,575,884,428 ÷ 2,939,073,225 shares)		$15.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$281,050,414
Interest		591
Income from Fidelity Central Funds (including $2,519,416 from security lending)		2,576,966
Total income		283,627,971
Expenses
Custodian fees and expenses	$148,192
Independent trustees' fees and expenses	72,068
Interest	1,307
Total expenses before reductions	221,567
Expense reductions	(222)
Total expenses after reductions		221,345
Net investment income (loss)		283,406,626
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,843,019
Futures contracts	13,724,091
Total net realized gain (loss)		28,567,110
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	6,049,530,374
Futures contracts	10,780,040
Total change in net unrealized appreciation (depreciation)		6,060,310,414
Net gain (loss)		6,088,877,524
Net increase (decrease) in net assets resulting from operations		$6,372,284,150

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$283,406,626	$428,302,311
Net realized gain (loss)	28,567,110	(86,273,034)
Change in net unrealized appreciation (depreciation)	6,060,310,414	8,185,310,430
Net increase (decrease) in net assets resulting from operations	6,372,284,150	8,527,339,707
Distributions to shareholders	(141,212,286)	(595,763,893)
Share transactions
Proceeds from sales of shares	7,558,386,945	12,840,490,813
Reinvestment of distributions	141,212,286	595,763,893
Cost of shares redeemed	(3,575,579,331)	(8,113,757,897)
Net increase (decrease) in net assets resulting from share transactions	4,124,019,900	5,322,496,809
Total increase (decrease) in net assets	10,355,091,764	13,254,072,623
Net Assets
Beginning of period	35,220,792,664	21,966,720,041
End of period	$45,575,884,428	$35,220,792,664
Other Information
Shares
Sold	522,494,202	1,117,549,284
Issued in reinvestment of distributions	9,944,527	50,626,482
Redeemed	(246,358,217)	(711,450,022)
Net increase (decrease)	286,080,512	456,725,744

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Total Market Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A,B
Selected Per–Share Data
Net asset value, beginning of period	$13.28	$10.00	$10.00
Income from Investment Operations
Net investment income (loss)C	.10	.18	.17
Net realized and unrealized gain (loss)	2.18	3.34	(.02)
Total from investment operations	2.28	3.52	.15
Distributions from net investment income	(.03)	(.18)	(.12)
Distributions from net realized gain	(.03)	(.06)	(.02)
Total distributions	(.05)D	(.24)	(.15)D
Net asset value, end of period	$15.51	$13.28	$10.00
Total ReturnE,F	17.22%	35.56%	1.38%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	- %J
Expenses net of fee waivers, if anyI	- %J	-%	- %J
Expenses net of all reductionsI	- %J	-%	- %J
Net investment income (loss)	1.39%J	1.61%	1.96%J
Supplemental Data
Net assets, end of period (000 omitted)	$45,575,884	$35,220,793	$21,966,720
Portfolio turnover rateK	14%J	18%L	27%J,L

 A For the period April 26, 2019 (commencement of operations) to February 29, 2020.

 B For the year ended February 29.

 C Calculated based on average shares outstanding during the period.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2021

1. Organization.

Fidelity Series Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, certain deemed distributions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,699,033,259
Gross unrealized depreciation	(936,057,714)
Net unrealized appreciation (depreciation)	$13,762,975,545
Tax cost	$32,791,940,003

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Total Market Index Fund	7,324,494,862	2,909,241,326

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Series Total Market Index Fund	22,287,789	301,553,789

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Total Market Index Fund	Borrower	$151,789,000.31%		$1,307

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Total Market Index Fund	$260,165	$94,260	$7,374,975

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $222.

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 to August 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During Period-B March 1, 2021 to August 31, 2021
Fidelity Series Total Market Index Fund	- %-C
Actual		$1,000.00	$1,172.20	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Total Market Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's and Geode's investments in business continuity planning, and their success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through June 30, 2024.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity and Geode in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

STX-SANN-1015
1.9892982.102

Fidelity® 500 Index Fund

Semi-Annual Report

August 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
Apple, Inc.	6.2
Microsoft Corp.	5.9
Amazon.com, Inc.	3.9
Facebook, Inc. Class A	2.4
Alphabet, Inc. Class A	2.3
Alphabet, Inc. Class C	2.1
Tesla, Inc.	1.5
NVIDIA Corp.	1.5
Berkshire Hathaway, Inc. Class B	1.4
JPMorgan Chase & Co.	1.3
28.5

Top Market Sectors as of August 31, 2021

% of fund's net assets
Information Technology	27.9
Health Care	13.4
Consumer Discretionary	11.9
Communication Services	11.5
Financials	11.2
Industrials	8.2
Consumer Staples	5.7
Real Estate	2.6
Materials	2.6
Utilities	2.5

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
COMMUNICATION SERVICES - 11.5%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	67,942,050	$1,862,971
Lumen Technologies, Inc.	9,466,058	116,433
Verizon Communications, Inc.	39,395,629	2,166,760
		4,146,164
Entertainment - 1.9%
Activision Blizzard, Inc.	7,393,849	609,031
Electronic Arts, Inc.	2,723,304	395,451
Live Nation Entertainment, Inc. (a)	1,374,751	119,191
Netflix, Inc. (a)	4,219,286	2,401,575
Take-Two Interactive Software, Inc. (a)(b)	1,100,549	177,431
The Walt Disney Co. (a)	17,289,366	3,134,562
		6,837,241
Interactive Media & Services - 6.9%
Alphabet, Inc.:
Class A (a)	2,861,746	8,281,750
Class C (a)(b)	2,709,669	7,883,077
Facebook, Inc. Class A (a)	22,800,053	8,649,884
Twitter, Inc. (a)	7,594,726	489,860
		25,304,571
Media - 1.3%
Charter Communications, Inc. Class A (a)(b)	1,310,559	1,070,281
Comcast Corp. Class A	43,627,963	2,647,345
Discovery Communications, Inc.:
Class A (a)(b)	1,605,612	46,306
Class C (non-vtg.) (a)	2,858,050	78,854
DISH Network Corp. Class A (a)	2,364,295	103,060
Fox Corp.:
Class A	3,107,621	116,349
Class B	1,449,866	50,209
Interpublic Group of Companies, Inc.	3,743,240	139,361
News Corp.:
Class A	3,714,417	83,463
Class B	1,167,080	25,711
Omnicom Group, Inc.	2,046,641	149,855
ViacomCBS, Inc. Class B	5,762,562	238,858
		4,749,652
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	5,576,424	764,082

TOTAL COMMUNICATION SERVICES		41,801,710

CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.1%
Aptiv PLC (a)	2,573,643	391,683
BorgWarner, Inc.	2,282,329	97,410
		489,093
Automobiles - 1.8%
Ford Motor Co. (a)	37,309,018	486,137
General Motors Co. (a)	12,147,632	595,355
Tesla, Inc. (a)(b)	7,333,404	5,395,332
		6,476,824
Distributors - 0.1%
Genuine Parts Co.	1,374,755	167,981
LKQ Corp. (a)(b)	2,645,249	139,378
Pool Corp.	381,875	188,761
		496,120
Hotels, Restaurants & Leisure - 2.0%
Booking Holdings, Inc. (a)	390,648	898,361
Caesars Entertainment, Inc. (a)(b)	1,985,914	201,828
Carnival Corp. (a)(b)	7,596,406	183,377
Chipotle Mexican Grill, Inc. (a)(b)	267,867	509,839
Darden Restaurants, Inc. (b)	1,245,062	187,569
Domino's Pizza, Inc.	369,475	190,978
Expedia, Inc. (a)	1,345,966	194,492
Hilton Worldwide Holdings, Inc. (a)(b)	2,650,441	330,934
Las Vegas Sands Corp. (a)	3,125,959	139,449
Marriott International, Inc. Class A (a)	2,540,916	343,379
McDonald's Corp.	7,100,364	1,686,052
MGM Resorts International	3,874,269	165,121
Norwegian Cruise Line Holdings Ltd. (a)(b)	3,520,176	90,961
Penn National Gaming, Inc. (a)	1,413,464	114,632
Royal Caribbean Cruises Ltd. (a)	2,083,281	172,350
Starbucks Corp. (b)	11,212,341	1,317,338
Wynn Resorts Ltd. (a)	1,001,517	101,844
Yum! Brands, Inc.	2,834,734	371,435
		7,199,939
Household Durables - 0.4%
D.R. Horton, Inc.	3,121,522	298,480
Garmin Ltd.	1,426,147	248,763
Leggett & Platt, Inc.	1,267,806	61,349
Lennar Corp. Class A	2,624,040	281,586
Mohawk Industries, Inc. (a)(b)	557,190	110,190
Newell Brands, Inc.	3,601,862	91,523
NVR, Inc. (a)	32,532	168,514
PulteGroup, Inc.	2,516,678	135,548
Whirlpool Corp. (b)	595,921	132,014
		1,527,967
Internet & Direct Marketing Retail - 4.1%
Amazon.com, Inc. (a)	4,079,145	14,157,856
eBay, Inc.	6,158,541	472,606
Etsy, Inc. (a)(b)	1,209,472	261,560
		14,892,022
Leisure Products - 0.0%
Hasbro, Inc. (b)	1,217,435	119,686
Multiline Retail - 0.5%
Dollar General Corp.	2,247,653	501,024
Dollar Tree, Inc. (a)	2,207,206	199,840
Target Corp.	4,707,642	1,162,693
		1,863,557
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	622,699	126,314
AutoZone, Inc. (a)	205,729	318,705
Bath & Body Works, Inc. (b)	2,519,269	170,000
Best Buy Co., Inc.	2,121,246	247,146
CarMax, Inc. (a)	1,552,495	194,388
Gap, Inc. (b)	1,976,235	52,825
Lowe's Companies, Inc. (b)	6,726,549	1,371,476
O'Reilly Automotive, Inc. (a)	663,833	394,370
Ross Stores, Inc.	3,393,396	401,778
The Home Depot, Inc.	10,117,641	3,300,172
TJX Companies, Inc.	11,475,871	834,525
Tractor Supply Co.	1,096,741	213,042
Ulta Beauty, Inc. (a)	521,060	201,812
		7,826,553
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc. (b)	3,322,082	62,056
NIKE, Inc. Class B	12,132,091	1,998,641
PVH Corp. (a)	678,148	71,063
Ralph Lauren Corp.	459,133	53,319
Tapestry, Inc.	2,653,536	106,991
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	1,794,338	41,521
Class C (non-vtg.) (a)	1,870,394	37,520
VF Corp.	3,059,913	233,992
		2,605,103

TOTAL CONSUMER DISCRETIONARY		43,496,864

CONSUMER STAPLES - 5.7%
Beverages - 1.4%
Brown-Forman Corp. Class B (non-vtg.)	1,738,097	122,049
Constellation Brands, Inc. Class A (sub. vtg.) (b)	1,608,144	339,544
Molson Coors Beverage Co. Class B	1,792,352	85,190
Monster Beverage Corp. (a)(b)	3,520,749	343,519
PepsiCo, Inc.	13,147,180	2,056,087
The Coca-Cola Co.	36,925,784	2,079,291
		5,025,680
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	4,206,594	1,916,062
Kroger Co. (b)	7,204,328	331,615
Sysco Corp.	4,868,054	387,741
Walgreens Boots Alliance, Inc.	6,827,002	346,470
Walmart, Inc.	13,065,546	1,935,007
		4,916,895
Food Products - 0.8%
Archer Daniels Midland Co.	5,316,438	318,986
Campbell Soup Co.	1,931,843	80,616
Conagra Brands, Inc.	4,567,042	151,260
General Mills, Inc.	5,804,301	335,547
Hormel Foods Corp. (b)	2,682,281	122,151
Kellogg Co.	2,397,646	151,387
Lamb Weston Holdings, Inc.	1,391,979	90,687
McCormick & Co., Inc. (non-vtg.)	2,369,442	204,459
Mondelez International, Inc.	13,366,785	829,676
The Hershey Co.	1,392,940	247,525
The J.M. Smucker Co. (b)	1,042,790	128,962
The Kraft Heinz Co.	6,168,735	222,013
Tyson Foods, Inc. Class A	2,804,975	220,247
		3,103,516
Household Products - 1.3%
Church & Dwight Co., Inc.	2,333,688	195,236
Colgate-Palmolive Co.	8,049,968	627,495
Kimberly-Clark Corp.	3,210,894	442,493
Procter & Gamble Co.	23,296,644	3,317,209
The Clorox Co.	1,183,487	198,885
		4,781,318
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	2,206,642	751,340
Tobacco - 0.7%
Altria Group, Inc.	17,610,060	884,553
Philip Morris International, Inc.	14,830,554	1,527,547
		2,412,100

TOTAL CONSUMER STAPLES		20,990,849

ENERGY - 2.4%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	6,921,858	157,680
Halliburton Co.	8,466,317	169,157
NOV, Inc. (a)(b)	3,717,243	48,956
Schlumberger Ltd.	13,306,103	373,103
		748,896
Oil, Gas & Consumable Fuels - 2.2%
APA Corp.	3,596,687	70,063
Cabot Oil & Gas Corp. (b)	3,803,091	60,431
Chevron Corp.	18,391,542	1,779,750
ConocoPhillips Co.	12,840,639	713,041
Devon Energy Corp.	5,668,235	167,496
Diamondback Energy, Inc.	1,722,315	132,859
EOG Resources, Inc.	5,553,401	374,966
Exxon Mobil Corp.	40,285,062	2,196,342
Hess Corp.	2,612,011	179,576
Kinder Morgan, Inc.	18,532,227	301,519
Marathon Oil Corp.	7,499,842	88,123
Marathon Petroleum Corp.	6,062,018	359,296
Occidental Petroleum Corp.	7,993,915	205,364
ONEOK, Inc. (b)	4,239,599	222,664
Phillips 66 Co.	4,166,589	296,203
Pioneer Natural Resources Co.	2,205,303	330,068
The Williams Companies, Inc.	11,559,320	285,400
Valero Energy Corp.	3,889,635	257,922
		8,021,083

TOTAL ENERGY		8,769,979

FINANCIALS - 11.2%
Banks - 4.2%
Bank of America Corp.	71,757,848	2,995,890
Citigroup, Inc.	19,669,394	1,414,426
Citizens Financial Group, Inc.	4,053,029	177,482
Comerica, Inc.	1,328,518	98,191
Fifth Third Bancorp	6,698,733	260,313
First Republic Bank	1,674,668	333,158
Huntington Bancshares, Inc.	14,040,317	218,046
JPMorgan Chase & Co.	28,805,234	4,607,397
KeyCorp	9,235,183	187,659
M&T Bank Corp.	1,224,235	171,405
Peoples United Financial, Inc.	4,069,187	66,857
PNC Financial Services Group, Inc.	4,042,805	772,580
Regions Financial Corp.	9,147,317	186,880
SVB Financial Group (a)	558,228	312,329
Truist Financial Corp.	12,797,090	730,202
U.S. Bancorp	12,899,498	740,302
Wells Fargo & Co. (b)	39,333,798	1,797,555
Zions Bancorp NA (b)	1,558,826	90,256
		15,160,928
Capital Markets - 3.1%
Ameriprise Financial, Inc.	1,102,918	300,997
Bank of New York Mellon Corp.	7,677,212	423,936
BlackRock, Inc. Class A	1,349,793	1,273,246
Cboe Global Markets, Inc.	1,015,194	128,067
Charles Schwab Corp. (b)	14,272,151	1,039,726
CME Group, Inc.	3,417,029	689,283
Franklin Resources, Inc.	2,591,461	84,067
Goldman Sachs Group, Inc.	3,237,391	1,338,694
Intercontinental Exchange, Inc.	5,355,113	640,097
Invesco Ltd. (b)	3,600,653	91,169
MarketAxess Holdings, Inc.	361,435	172,014
Moody's Corp.	1,531,953	583,322
Morgan Stanley	14,163,837	1,479,129
MSCI, Inc.	784,312	497,709
NASDAQ, Inc.	1,093,025	213,992
Northern Trust Corp.	1,980,601	234,741
Raymond James Financial, Inc.	1,163,792	162,815
S&P Global, Inc. (b)	2,292,331	1,017,382
State Street Corp.	3,309,255	307,463
T. Rowe Price Group, Inc.	2,158,693	483,267
		11,161,116
Consumer Finance - 0.6%
American Express Co. (b)	6,191,630	1,027,563
Capital One Financial Corp.	4,296,229	713,045
Discover Financial Services	2,901,223	371,995
Synchrony Financial	5,146,924	256,059
		2,368,662
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (a)	18,035,600	5,154,033
Insurance - 1.9%
AFLAC, Inc.	6,014,786	340,918
Allstate Corp.	2,848,417	385,334
American International Group, Inc.	8,165,791	445,526
Aon PLC	2,147,187	615,942
Arthur J. Gallagher & Co.	1,949,646	280,008
Assurant, Inc.	576,339	98,041
Chubb Ltd.	4,279,119	787,016
Cincinnati Financial Corp.	1,425,647	175,925
Everest Re Group Ltd.	381,428	101,040
Globe Life, Inc.	902,171	86,672
Hartford Financial Services Group, Inc.	3,398,924	228,476
Lincoln National Corp. (b)	1,702,844	116,900
Loews Corp. (b)	2,128,663	118,928
Marsh & McLennan Companies, Inc.	4,839,034	760,696
MetLife, Inc.	7,080,647	439,000
Principal Financial Group, Inc.	2,407,204	160,825
Progressive Corp.	5,568,133	536,434
Prudential Financial, Inc.	3,749,182	396,963
The Travelers Companies, Inc.	2,393,198	382,218
Unum Group	1,943,489	51,736
W.R. Berkley Corp.	1,333,447	100,422
Willis Towers Watson PLC	1,227,306	270,891
		6,879,911

TOTAL FINANCIALS		40,724,650

HEALTH CARE - 13.4%
Biotechnology - 1.9%
AbbVie, Inc.	16,806,832	2,029,929
Amgen, Inc.	5,467,280	1,233,036
Biogen, Inc. (a)	1,432,635	485,534
Gilead Sciences, Inc.	11,934,372	868,584
Incyte Corp. (a)	1,778,817	136,062
Moderna, Inc. (a)	2,903,822	1,093,841
Regeneron Pharmaceuticals, Inc. (a)	996,245	670,871
Vertex Pharmaceuticals, Inc. (a)	2,463,289	493,372
		7,011,229
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	16,907,677	2,136,623
Abiomed, Inc. (a)(b)	431,024	156,875
Align Technology, Inc. (a)(b)	685,269	485,856
Baxter International, Inc.	4,784,984	364,711
Becton, Dickinson & Co.	2,767,343	696,540
Boston Scientific Corp. (a)(b)	13,520,947	610,471
Danaher Corp.	6,040,737	1,958,165
Dentsply Sirona, Inc.	2,077,453	128,179
DexCom, Inc. (a)(b)	920,224	487,185
Edwards Lifesciences Corp. (a)	5,915,305	693,155
Hologic, Inc. (a)	2,438,236	192,986
IDEXX Laboratories, Inc. (a)	811,508	546,762
Intuitive Surgical, Inc. (a)	1,126,782	1,187,132
Medtronic PLC	12,802,425	1,708,868
ResMed, Inc.	1,384,704	402,298
STERIS PLC	929,117	199,769
Stryker Corp.	3,118,966	864,265
Teleflex, Inc.	444,698	175,860
The Cooper Companies, Inc. (b)	468,630	211,216
West Pharmaceutical Services, Inc.	702,487	317,257
Zimmer Biomet Holdings, Inc.	1,983,851	298,470
		13,822,643
Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.	1,407,337	171,991
Anthem, Inc.	2,329,831	873,990
Cardinal Health, Inc.	2,760,966	144,923
Centene Corp. (a)	5,545,124	349,232
Cigna Corp.	3,265,271	691,095
CVS Health Corp.	12,528,056	1,082,299
DaVita HealthCare Partners, Inc. (a)	666,976	87,220
HCA Holdings, Inc.	2,500,826	632,659
Henry Schein, Inc. (a)	1,338,824	101,202
Humana, Inc.	1,227,656	497,716
Laboratory Corp. of America Holdings (a)	929,122	281,877
McKesson Corp.	1,505,249	307,282
Quest Diagnostics, Inc. (b)	1,243,113	189,985
UnitedHealth Group, Inc.	8,979,981	3,738,097
Universal Health Services, Inc. Class B	741,960	115,568
		9,265,136
Health Care Technology - 0.1%
Cerner Corp.	2,867,250	218,915
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	2,887,469	506,664
Bio-Rad Laboratories, Inc. Class A (a)	205,079	165,052
Bio-Techne Corp.	370,085	184,724
Charles River Laboratories International, Inc. (a)	478,193	212,251
Illumina, Inc. (a)(b)	1,389,291	635,128
IQVIA Holdings, Inc. (a)(b)	1,823,787	473,692
Mettler-Toledo International, Inc. (a)	221,421	343,829
PerkinElmer, Inc.	1,066,625	197,112
Thermo Fisher Scientific, Inc.	3,739,934	2,075,476
Waters Corp. (a)(b)	587,119	243,079
		5,037,007
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	21,257,373	1,421,268
Catalent, Inc. (a)	1,620,923	211,433
Eli Lilly & Co.	7,574,405	1,956,393
Johnson & Johnson	25,058,596	4,338,395
Merck & Co., Inc.	24,094,288	1,838,153
Organon & Co. (b)	2,407,781	81,600
Perrigo Co. PLC	1,270,814	52,040
Pfizer, Inc.	53,265,952	2,453,962
Viatris, Inc.	11,501,209	168,263
Zoetis, Inc. Class A	4,517,736	924,148
		13,445,655

TOTAL HEALTH CARE		48,800,585

INDUSTRIALS - 8.2%
Aerospace & Defense - 1.5%
General Dynamics Corp.	2,178,187	436,313
Howmet Aerospace, Inc.	3,719,625	118,098
Huntington Ingalls Industries, Inc.	382,836	78,164
L3Harris Technologies, Inc.	1,950,565	454,501
Lockheed Martin Corp.	2,327,366	837,386
Northrop Grumman Corp.	1,424,439	523,766
Raytheon Technologies Corp.	14,417,132	1,221,996
Teledyne Technologies, Inc. (a)	441,938	204,785
Textron, Inc.	2,147,784	156,079
The Boeing Co. (a)	5,230,979	1,148,200
TransDigm Group, Inc. (a)	522,336	317,303
		5,496,591
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	1,265,488	113,970
Expeditors International of Washington, Inc.	1,607,073	200,306
FedEx Corp.	2,322,916	617,176
United Parcel Service, Inc. Class B	6,882,865	1,346,495
		2,277,947
Airlines - 0.2%
Alaska Air Group, Inc. (a)	1,184,531	67,921
American Airlines Group, Inc. (a)(b)	6,103,222	121,698
Delta Air Lines, Inc. (a)	6,086,699	246,146
Southwest Airlines Co. (a)(b)	5,627,376	280,131
United Airlines Holdings, Inc. (a)	3,079,080	143,208
		859,104
Building Products - 0.5%
A.O. Smith Corp.	1,279,550	93,049
Allegion PLC	856,206	123,285
Carrier Global Corp.	7,772,971	447,723
Fortune Brands Home & Security, Inc.	1,317,242	128,260
Johnson Controls International PLC	6,820,018	510,137
Masco Corp. (b)	2,414,957	146,636
Trane Technologies PLC	2,275,654	451,717
		1,900,807
Commercial Services & Supplies - 0.4%
Cintas Corp.	839,708	332,331
Copart, Inc. (a)	1,981,061	285,907
Republic Services, Inc.	2,003,647	248,713
Rollins, Inc.	2,107,313	82,017
Waste Management, Inc.	3,695,483	573,206
		1,522,174
Construction & Engineering - 0.1%
Quanta Services, Inc.	1,325,979	135,382
Electrical Equipment - 0.6%
AMETEK, Inc.	2,197,360	298,775
Eaton Corp. PLC	3,792,004	638,422
Emerson Electric Co.	5,706,562	602,042
Generac Holdings, Inc. (a)	599,060	261,777
Rockwell Automation, Inc. (b)	1,104,554	359,477
		2,160,493
Industrial Conglomerates - 1.2%
3M Co.	5,515,998	1,074,185
General Electric Co.	10,441,854	1,100,676
Honeywell International, Inc.	6,609,174	1,532,734
Roper Technologies, Inc.	1,001,421	483,967
		4,191,562
Machinery - 1.6%
Caterpillar, Inc.	5,212,571	1,099,175
Cummins, Inc. (b)	1,391,222	328,301
Deere & Co.	2,968,344	1,122,123
Dover Corp.	1,369,568	238,798
Fortive Corp.	3,221,314	237,958
IDEX Corp. (b)	722,538	161,849
Illinois Tool Works, Inc.	2,735,321	636,947
Ingersoll Rand, Inc. (a)	3,695,681	195,945
Otis Worldwide Corp.	3,838,578	353,994
PACCAR, Inc.	3,303,432	270,452
Parker Hannifin Corp.	1,228,057	364,328
Pentair PLC (b)	1,581,532	122,031
Snap-On, Inc. (b)	514,610	115,762
Stanley Black & Decker, Inc.	1,536,738	297,005
Westinghouse Air Brake Tech Co. (b)	1,690,545	151,794
Xylem, Inc.	1,713,228	233,530
		5,929,992
Professional Services - 0.4%
Equifax, Inc.	1,158,089	315,301
IHS Markit Ltd.	3,564,707	429,904
Jacobs Engineering Group, Inc.	1,239,090	167,228
Leidos Holdings, Inc.	1,264,971	124,106
Nielsen Holdings PLC	3,411,358	73,208
Robert Half International, Inc.	1,073,193	110,968
Verisk Analytics, Inc.	1,542,410	311,197
		1,531,912
Road & Rail - 0.9%
CSX Corp.	21,621,542	703,349
J.B. Hunt Transport Services, Inc. (b)	794,373	140,922
Kansas City Southern	865,300	242,864
Norfolk Southern Corp.	2,381,214	603,733
Old Dominion Freight Lines, Inc.	904,862	261,252
Union Pacific Corp.	6,321,304	1,370,712
		3,322,832
Trading Companies & Distributors - 0.2%
Fastenal Co. (b)	5,465,264	305,235
United Rentals, Inc. (a)	688,727	242,880
W.W. Grainger, Inc.	416,526	180,647
		728,762

TOTAL INDUSTRIALS		30,057,558

INFORMATION TECHNOLOGY - 27.9%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	522,906	193,229
Cisco Systems, Inc.	40,101,085	2,366,766
F5 Networks, Inc. (a)	567,280	115,481
Juniper Networks, Inc.	3,118,681	90,379
Motorola Solutions, Inc.	1,614,508	394,295
		3,160,150
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	5,686,732	435,774
CDW Corp.	1,334,140	267,642
Corning, Inc.	7,372,143	294,812
IPG Photonics Corp. (a)(b)	341,595	58,303
Keysight Technologies, Inc. (a)	1,753,039	314,460
TE Connectivity Ltd.	3,142,317	472,039
Trimble, Inc. (a)	2,388,110	225,008
Zebra Technologies Corp. Class A (a)	509,194	298,983
		2,367,021
IT Services - 4.9%
Accenture PLC Class A (b)	6,048,624	2,035,725
Akamai Technologies, Inc. (a)	1,550,985	175,649
Automatic Data Processing, Inc.	4,049,098	846,423
Broadridge Financial Solutions, Inc.	1,105,022	190,307
Cognizant Technology Solutions Corp. Class A	5,018,691	382,976
DXC Technology Co. (a)	2,424,672	89,034
Fidelity National Information Services, Inc.	5,900,929	753,962
Fiserv, Inc. (a)(b)	5,667,470	667,571
FleetCor Technologies, Inc. (a)	793,134	208,816
Gartner, Inc. (a)	819,083	252,884
Global Payments, Inc.	2,809,184	456,886
IBM Corp.	8,502,491	1,193,240
Jack Henry & Associates, Inc.	706,856	124,675
MasterCard, Inc. Class A	8,324,192	2,882,085
Paychex, Inc.	3,051,880	349,349
PayPal Holdings, Inc. (a)	11,178,354	3,226,744
The Western Union Co.	3,894,327	84,273
VeriSign, Inc. (a)	943,053	203,945
Visa, Inc. Class A	16,098,712	3,688,215
		17,812,759
Semiconductors & Semiconductor Equipment - 5.6%
Advanced Micro Devices, Inc. (a)(b)	11,561,768	1,280,119
Analog Devices, Inc.	5,118,450	834,051
Applied Materials, Inc.	8,732,182	1,179,980
Broadcom, Inc.	3,885,278	1,931,799
Enphase Energy, Inc. (a)	1,291,270	224,332
Intel Corp.	38,424,379	2,077,222
KLA Corp.	1,458,584	495,860
Lam Research Corp.	1,357,119	820,813
Microchip Technology, Inc.	2,602,837	409,582
Micron Technology, Inc.	10,671,048	786,456
Monolithic Power Systems, Inc. (b)	409,259	202,555
NVIDIA Corp.	23,713,113	5,308,180
NXP Semiconductors NV	2,623,952	564,491
Qorvo, Inc. (a)	1,071,346	201,445
Qualcomm, Inc.	10,733,705	1,574,527
Skyworks Solutions, Inc.	1,570,976	288,211
Teradyne, Inc.	1,582,140	192,135
Texas Instruments, Inc.	8,787,975	1,677,712
Xilinx, Inc.	2,339,338	363,978
		20,413,448
Software - 9.4%
Adobe, Inc. (a)	4,548,502	3,018,841
ANSYS, Inc. (a)	829,312	302,997
Autodesk, Inc. (a)	2,093,575	649,197
Cadence Design Systems, Inc. (a)	2,647,883	432,876
Citrix Systems, Inc.	1,181,538	121,545
Fortinet, Inc. (a)	1,289,889	406,496
Intuit, Inc.	2,600,249	1,472,027
Microsoft Corp.	71,668,177	21,635,189
NortonLifeLock, Inc.	5,518,585	146,574
Oracle Corp.	17,286,469	1,540,743
Paycom Software, Inc. (a)	467,450	228,536
PTC, Inc. (a)	1,000,763	131,760
Salesforce.com, Inc. (a)	9,189,375	2,437,666
ServiceNow, Inc. (a)(b)	1,878,854	1,209,306
Synopsys, Inc. (a)	1,451,656	482,298
Tyler Technologies, Inc. (a)(b)	387,661	188,287
		34,404,338
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	149,266,743	22,663,173
Hewlett Packard Enterprise Co.	12,426,823	192,119
HP, Inc.	11,430,749	339,950
NetApp, Inc.	2,118,204	188,372
Seagate Technology Holdings PLC	1,894,760	165,962
Western Digital Corp. (a)	2,916,111	184,298
		23,733,874

TOTAL INFORMATION TECHNOLOGY		101,891,590

MATERIALS - 2.6%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	2,105,955	567,576
Albemarle Corp. U.S.	1,110,690	262,945
Celanese Corp. Class A	1,071,784	169,985
CF Industries Holdings, Inc.	2,041,265	92,714
Corteva, Inc. (b)	7,014,030	308,407
Dow, Inc.	7,108,098	447,099
DuPont de Nemours, Inc.	5,063,696	374,815
Eastman Chemical Co.	1,299,048	147,000
Ecolab, Inc.	2,367,173	533,466
FMC Corp.	1,226,358	114,824
International Flavors & Fragrances, Inc.	2,368,647	358,850
Linde PLC	4,950,141	1,557,265
LyondellBasell Industries NV Class A	2,449,841	245,842
PPG Industries, Inc.	2,256,084	359,958
Sherwin-Williams Co.	2,277,628	691,647
The Mosaic Co.	3,288,681	105,830
		6,338,223
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	593,486	226,267
Vulcan Materials Co.	1,262,403	234,719
		460,986
Containers & Packaging - 0.4%
Amcor PLC	14,671,271	188,526
Avery Dennison Corp.	789,881	178,031
Ball Corp.	3,123,576	299,738
International Paper Co.	3,727,676	223,996
Packaging Corp. of America	903,946	137,129
Sealed Air Corp.	1,446,295	88,267
WestRock Co.	2,532,286	131,780
		1,247,467
Metals & Mining - 0.4%
Freeport-McMoRan, Inc. (b)	13,945,498	507,477
Newmont Corp.	7,623,616	442,093
Nucor Corp.	2,847,493	334,751
		1,284,321

TOTAL MATERIALS		9,330,997

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.	1,305,343	269,384
American Tower Corp.	4,326,747	1,264,146
AvalonBay Communities, Inc.	1,328,439	304,983
Boston Properties, Inc.	1,351,492	152,705
Crown Castle International Corp.	4,112,583	800,679
Digital Realty Trust, Inc.	2,679,500	439,197
Duke Realty Corp.	3,568,253	187,369
Equinix, Inc.	852,415	718,969
Equity Residential (SBI)	3,274,207	275,263
Essex Property Trust, Inc.	618,512	204,567
Extra Space Storage, Inc.	1,272,516	237,846
Federal Realty Investment Trust (SBI)	673,304	81,988
Healthpeak Properties, Inc.	5,128,345	184,620
Host Hotels & Resorts, Inc. (a)	6,718,916	111,265
Iron Mountain, Inc.	2,747,482	131,192
Kimco Realty Corp.	5,717,944	124,594
Mid-America Apartment Communities, Inc.	1,089,425	209,573
Prologis (REIT), Inc.	7,039,444	947,932
Public Storage	1,448,580	468,775
Realty Income Corp.	3,554,772	256,726
Regency Centers Corp.	1,503,213	103,150
SBA Communications Corp. Class A	1,040,493	373,506
Simon Property Group, Inc.	3,126,195	420,317
UDR, Inc.	2,824,600	152,585
Ventas, Inc.	3,569,733	199,691
Vornado Realty Trust	1,493,980	62,568
Welltower, Inc.	3,972,997	347,756
Weyerhaeuser Co.	7,129,300	256,655
		9,288,001
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	3,194,015	307,584

TOTAL REAL ESTATE		9,595,585

UTILITIES - 2.5%
Electric Utilities - 1.6%
Alliant Energy Corp.	2,380,214	144,693
American Electric Power Co., Inc.	4,755,465	425,947
Duke Energy Corp.	7,319,633	766,073
Edison International	3,610,620	208,838
Entergy Corp. (b)	1,909,422	211,201
Evergy, Inc.	2,181,650	149,334
Eversource Energy	3,268,319	296,535
Exelon Corp.	9,298,491	455,812
FirstEnergy Corp.	5,175,593	201,175
NextEra Energy, Inc.	18,664,509	1,567,632
NRG Energy, Inc. (b)	2,329,010	106,366
Pinnacle West Capital Corp.	1,072,906	82,506
PPL Corp.	7,321,654	214,891
Southern Co.	10,073,570	662,136
Xcel Energy, Inc.	5,121,417	352,097
		5,845,236
Gas Utilities - 0.0%
Atmos Energy Corp.	1,243,436	121,247
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	6,339,919	151,334
Multi-Utilities - 0.7%
Ameren Corp.	2,431,769	213,315
CenterPoint Energy, Inc. (b)	5,523,841	138,593
CMS Energy Corp.	2,754,423	176,641
Consolidated Edison, Inc.	3,262,109	246,126
Dominion Energy, Inc.	7,674,625	597,393
DTE Energy Co.	1,843,450	221,841
NiSource, Inc.	3,732,223	91,999
Public Service Enterprise Group, Inc.	4,806,317	307,316
Sempra Energy	2,998,120	396,831
WEC Energy Group, Inc.	3,001,588	283,590
		2,673,645
Water Utilities - 0.1%
American Water Works Co., Inc.	1,726,813	314,712

TOTAL UTILITIES		9,106,174

TOTAL COMMON STOCKS
(Cost $164,828,078)		364,566,541

Money Market Funds - 0.3%
Fidelity Cash Central Fund 0.06% (c)	228,249,781	228,295
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	834,270,841	834,354
TOTAL MONEY MARKET FUNDS
(Cost $1,062,642)		1,062,649
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $165,890,720)		365,629,190
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(555,686)
NET ASSETS - 100%		$365,073,504

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2,261	Sept. 2021	$511,043	$33,989	$33,989

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$488,507	$8,198,446	$8,458,658	$184	$--	$--	$228,295	0.4%
Fidelity Securities Lending Cash Central Fund 0.06%	975,122	7,345,598	7,486,366	702	--	--	834,354	2.5%
Total	$1,463,629	$15,544,044	$15,945,024	$886	$--	$--	$1,062,649

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$41,801,710	$41,801,710	$--	$--
Consumer Discretionary	43,496,864	43,496,864	--	--
Consumer Staples	20,990,849	20,990,849	--	--
Energy	8,769,979	8,769,979	--	--
Financials	40,724,650	40,724,650	--	--
Health Care	48,800,585	48,800,585	--	--
Industrials	30,057,558	30,057,558	--	--
Information Technology	101,891,590	101,891,590	--	--
Materials	9,330,997	9,330,997	--	--
Real Estate	9,595,585	9,595,585	--	--
Utilities	9,106,174	9,106,174	--	--
Money Market Funds	1,062,649	1,062,649	--	--
Total Investments in Securities:	$365,629,190	$365,629,190	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$33,989	$33,989	$--	$--
Total Assets	$33,989	$33,989	$--	$--
Total Derivative Instruments:	$33,989	$33,989	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$33,989	$0
Total Equity Risk	33,989	0
Total Value of Derivatives	$33,989	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $821,808) — See accompanying schedule: Unaffiliated issuers (cost $164,828,078)	$364,566,541
Fidelity Central Funds (cost $1,062,642)	1,062,649
Total Investment in Securities (cost $165,890,720)		$365,629,190
Segregated cash with brokers for derivative instruments		27,416
Receivable for investments sold		143
Receivable for fund shares sold		303,604
Dividends receivable		456,370
Distributions receivable from Fidelity Central Funds		106
Other receivables		5,705
Total assets		366,422,534
Liabilities
Payable to custodian bank	$143
Payable for investments purchased	275,340
Payable for fund shares redeemed	228,645
Accrued management fee	4,485
Payable for daily variation margin on futures contracts	562
Other payables and accrued expenses	5,705
Collateral on securities loaned	834,150
Total liabilities		1,349,030
Net Assets		$365,073,504
Net Assets consist of:
Paid in capital		$166,806,849
Total accumulated earnings (loss)		198,266,655
Net Assets		$365,073,504
Net Asset Value, offering price and redemption price per share ($365,073,504 ÷ 2,321,261 shares)		$157.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$2,376,926
Income from Fidelity Central Funds (including $702 from security lending)		886
Total income		2,377,812
Expenses
Management fee	$24,409
Independent trustees' fees and expenses	595
Interest	6
Total expenses before reductions	25,010
Total expenses after reductions		25,010
Net investment income (loss)		2,352,802
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,359,081
Futures contracts	112,805
Total net realized gain (loss)		1,471,886
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	54,569,843
Futures contracts	28,005
Total change in net unrealized appreciation (depreciation)		54,597,848
Net gain (loss)		56,069,734
Net increase (decrease) in net assets resulting from operations		$58,422,536

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,352,802	$4,185,746
Net realized gain (loss)	1,471,886	(2,451,236)
Change in net unrealized appreciation (depreciation)	54,597,848	65,533,961
Net increase (decrease) in net assets resulting from operations	58,422,536	67,268,471
Distributions to shareholders	(2,065,206)	(4,452,321)
Share transactions
Proceeds from sales of shares	41,773,053	82,376,548
Reinvestment of distributions	1,951,323	4,233,128
Cost of shares redeemed	(27,320,511)	(76,517,878)
Net increase (decrease) in net assets resulting from share transactions	16,403,865	10,091,798
Total increase (decrease) in net assets	72,761,195	72,907,948
Net Assets
Beginning of period	292,312,309	219,404,361
End of period	$365,073,504	$292,312,309
Other Information
Shares
Sold	286,601	738,928
Issued in reinvestment of distributions	13,234	38,032
Redeemed	(186,192)	(704,489)
Net increase (decrease)	113,643	72,471

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity 500 Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$132.41	$102.76	$97.10	$95.15	$83.00	$68.15
Income from Investment Operations
Net investment income (loss)B	1.03	1.95	2.05	1.86	1.74	1.61
Net realized and unrealized gain (loss)	24.74	29.78	5.92	2.46	12.25	15.21
Total from investment operations	25.77	31.73	7.97	4.32	13.99	16.82
Distributions from net investment income	(.91)	(2.08)	(2.19)	(1.81)	(1.69)	(1.58)
Distributions from net realized gain	–	–	(.12)	(.57)	(.15)	(.40)
Total distributions	(.91)	(2.08)	(2.31)	(2.37)C	(1.84)	(1.97)C
Net asset value, end of period	$157.27	$132.41	$102.76	$97.10	$95.15	$83.00
Total ReturnD,E	19.51%	31.29%	8.18%	4.67%	17.08%	24.97%
Ratios to Average Net AssetsF,G
Expenses before reductions	.02%H	.02%	.02%	.02%	.02%	.02%
Expenses net of fee waivers, if any	.02%H	.02%	.02%	.02%	.02%	.02%
Expenses net of all reductions	.02%H	.02%	.02%	.02%	.02%	.02%
Net investment income (loss)	1.41%H	1.69%	1.96%	1.99%	1.96%	2.11%
Supplemental Data
Net assets, end of period (in millions)	$365,074	$292,312	$219,404	$179,593	$32,225	$14,824
Portfolio turnover rateI	2%H,J	7%J	4%J	4%J	4%J	5%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity 500 Index Fund	$5,705

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, certain deemed distributions, redemptions in-kind, short-term gain distributions from the Underlying Funds, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$204,229,833
Gross unrealized depreciation	(6,357,990)
Net unrealized appreciation (depreciation)	$197,871,843
Tax cost	$167,791,336

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(746,172)
Long-term	(1,247,864)
Total capital loss carryforward	$(1,994,036)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity 500 Index Fund	21,609,296	3,134,256

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity 500 Index Fund	8,607	1,088,014	1,342,497

Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity 500 Index Fund	728	105,156

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity 500 Index Fund	351	27,619	36,739

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .015% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .015% of average net assets. This expense contract will remain in place through April 30, 2022.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity 500 Index Fund	Borrower	$74,290.33%		$6

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity 500 Index Fund	$49	$–	$–

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 to August 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During Period-B March 1, 2021 to August 31, 2021
Fidelity 500 Index Fund	.02%
Actual		$1,000.00	$1,195.10	$.11
Hypothetical-C		$1,000.00	$1,025.10	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity 500 Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's and Geode's investments in business continuity planning, and their success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity 500 Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover expenses beyond portfolio management, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" expensesit (including pricing and bookkeeping fees and fees paid to non-affiliated custodians), as well as "class-level" expenses paid by FMR under expense limitation agreements in effect for the fund, from the fund's management fee. Given the fund's competitive management fee rate, Fidelity no longer calculates a hypothetical net management fee for the fund and, as a result, the chart does not include hypothetical net management fees for periods after 2016.

Fidelity 500 Index Fund

The Board considered that effective July 1, 2016, the fund's management fee rate was reduced from 0.025% to 0.015%. The Board considered that the chart below reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total expense ratio ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.015%. These contractual arrangements terminate on April 30, 2022 and may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity and Geode may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Board Approval of Investment Advisory Contracts

Fidelity 500 Index Fund

At its July 2021 meeting, the Board of Trustees, including a majority of the Independent Trustees (together, the Board), voted to approve an amended and restated sub-advisory agreement with Geode Capital Management, LLC (Geode) for the fund (the Amended Contract) to decrease the sub-advisory fee rate paid by Fidelity Management & Research Company LLC (FMR), the fund's investment adviser, to Geode on behalf of the fund by 0.05 basis points, effective August 1, 2021. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and Geode to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of the fund in connection with the annual renewal of the fund's current management contract and sub-advisory agreement (Advisory Contracts). At its May 2021 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing Advisory Contracts should continue to benefit the fund's shareholders. The Board noted that approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract should continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the Amended Contract would result in no change in the fund's management fee and total expense ratio and considered that it received and reviewed information regarding the fund's current management fee and total expense ratio compared to "mapped groups" of competitive funds and classes in connection with the annual renewal of the Advisory Contracts. Based on its review, the Board concluded at its May 2021 and July 2021 meetings that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered and that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board previously reviewed information regarding the revenues earned and the expenses incurred by Fidelity in providing services to the fund and the level of Fidelity's profitability. At its May 2021 meeting, the Board concluded that it was satisfied that Fidelity's profitability in connection with the operation of the fund was not excessive. At the July 2021 meeting, the Board concluded that the Amended Contract would not have a meaningful effect on Fidelity's profitability.

Economies of Scale.  The Board has previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its May 2021 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. At the July 2021 meeting, the Board concluded that the Amended Contract would not have a meaningful effect on any potential economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the sub-advisory fee arrangement is fair and reasonable, and that the fund's Amended Contract should be approved.

U5I-U5A-SANN-1021
1.925892.110

Fidelity Flex® Funds

Fidelity Flex® 500 Index Fund

Semi-Annual Report

August 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

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Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2021

% of fund's net assets
Apple, Inc.	6.2
Microsoft Corp.	5.9
Amazon.com, Inc.	3.9
Facebook, Inc. Class A	2.4
Alphabet, Inc. Class A	2.3
Alphabet, Inc. Class C	2.1
Tesla, Inc.	1.5
NVIDIA Corp.	1.4
Berkshire Hathaway, Inc. Class B	1.4
JPMorgan Chase & Co.	1.3
28.4

Top Market Sectors as of August 31, 2021

% of fund's net assets
Information Technology	27.8
Health Care	13.3
Consumer Discretionary	11.9
Communication Services	11.4
Financials	11.1
Industrials	8.2
Consumer Staples	5.7
Real Estate	2.6
Materials	2.5
Utilities	2.5

Asset Allocation (% of fund's net assets)

As of August 31, 2021*
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.6%

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 11.4%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	462,387	$12,678,652
Lumen Technologies, Inc.	64,175	789,353
Verizon Communications, Inc.	268,132	14,747,260
		28,215,265
Entertainment - 1.9%
Activision Blizzard, Inc.	50,329	4,145,600
Electronic Arts, Inc.	18,542	2,692,484
Live Nation Entertainment, Inc. (a)	9,296	805,963
Netflix, Inc. (a)	28,717	16,345,429
Take-Two Interactive Software, Inc. (a)	7,495	1,208,344
The Walt Disney Co. (a)	117,673	21,334,115
		46,531,935
Interactive Media & Services - 6.9%
Alphabet, Inc.:
Class A (a)	19,465	56,330,737
Class C (a)	18,454	53,687,115
Facebook, Inc. Class A (a)	155,177	58,871,050
Twitter, Inc. (a)	51,695	3,334,328
		172,223,230
Media - 1.3%
Charter Communications, Inc. Class A (a)	8,920	7,284,607
Comcast Corp. Class A	296,930	18,017,712
Discovery Communications, Inc.:
Class A (a)(b)	11,139	321,249
Class C (non-vtg.) (a)	18,996	524,100
DISH Network Corp. Class A (a)	16,049	699,576
Fox Corp.:
Class A	21,133	791,220
Class B	9,964	345,053
Interpublic Group of Companies, Inc.	25,661	955,359
News Corp.:
Class A	25,328	569,120
Class B	7,648	168,485
Omnicom Group, Inc.	13,975	1,023,250
ViacomCBS, Inc. Class B	39,366	1,631,721
		32,331,452
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	37,949	5,199,772

TOTAL COMMUNICATION SERVICES		284,501,654

CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.1%
Aptiv PLC (a)	17,519	2,666,217
BorgWarner, Inc.	15,464	660,004
		3,326,221
Automobiles - 1.8%
Ford Motor Co. (a)	253,946	3,308,916
General Motors Co. (a)	82,679	4,052,098
Tesla, Inc. (a)	49,911	36,720,521
		44,081,535
Distributors - 0.2%
Genuine Parts Co.	9,358	1,143,454
LKQ Corp. (a)	18,132	955,375
Pool Corp.	2,600	1,285,180
		3,384,009
Hotels, Restaurants & Leisure - 2.0%
Booking Holdings, Inc. (a)	2,659	6,114,823
Caesars Entertainment, Inc. (a)	13,525	1,374,546
Carnival Corp. (a)	51,734	1,248,859
Chipotle Mexican Grill, Inc. (a)	1,824	3,471,674
Darden Restaurants, Inc.	8,485	1,278,265
Domino's Pizza, Inc.	2,508	1,296,360
Expedia, Inc. (a)	9,121	1,317,985
Hilton Worldwide Holdings, Inc. (a)	18,048	2,253,473
Las Vegas Sands Corp. (a)	21,111	941,762
Marriott International, Inc. Class A (a)	17,302	2,338,192
McDonald's Corp.	48,328	11,475,967
MGM Resorts International	26,484	1,128,748
Norwegian Cruise Line Holdings Ltd. (a)(b)	23,942	618,661
Penn National Gaming, Inc. (a)	9,599	778,479
Royal Caribbean Cruises Ltd. (a)	14,199	1,174,683
Starbucks Corp.	76,320	8,966,837
Wynn Resorts Ltd. (a)	6,818	693,322
Yum! Brands, Inc.	19,302	2,529,141
		49,001,777
Household Durables - 0.4%
D.R. Horton, Inc.	21,259	2,032,786
Garmin Ltd.	9,728	1,696,855
Leggett & Platt, Inc.	8,453	409,041
Lennar Corp. Class A	17,874	1,918,059
Mohawk Industries, Inc. (a)	3,788	749,115
Newell Brands, Inc.	24,656	626,509
NVR, Inc. (a)	222	1,149,947
PulteGroup, Inc.	17,223	927,631
Whirlpool Corp.	4,018	890,108
		10,400,051
Internet & Direct Marketing Retail - 4.1%
Amazon.com, Inc. (a)	27,762	96,356,072
eBay, Inc.	41,912	3,216,327
Etsy, Inc. (a)	8,254	1,785,010
		101,357,409
Leisure Products - 0.0%
Hasbro, Inc.	8,223	808,403
Multiline Retail - 0.5%
Dollar General Corp.	15,297	3,409,854
Dollar Tree, Inc. (a)	15,075	1,364,891
Target Corp.	32,038	7,912,745
		12,687,490
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	4,215	855,013
AutoZone, Inc. (a)	1,401	2,170,359
Bath & Body Works, Inc.	17,153	1,157,484
Best Buy Co., Inc.	14,456	1,684,269
CarMax, Inc. (a)	10,524	1,317,710
Gap, Inc.	13,608	363,742
Lowe's Companies, Inc.	45,782	9,334,492
O'Reilly Automotive, Inc. (a)	4,520	2,685,242
Ross Stores, Inc.	23,101	2,735,158
The Home Depot, Inc.	68,860	22,460,755
TJX Companies, Inc.	78,113	5,680,377
Tractor Supply Co.	7,436	1,444,443
Ulta Beauty, Inc. (a)	3,549	1,374,563
		53,263,607
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	22,943	428,575
NIKE, Inc. Class B	82,571	13,602,747
PVH Corp. (a)	4,618	483,920
Ralph Lauren Corp.	3,149	365,693
Tapestry, Inc.	17,927	722,817
Under Armour, Inc.:
Class A (sub. vtg.) (a)	13,099	303,111
Class C (non-vtg.) (a)	11,288	226,437
VF Corp.	20,874	1,596,235
		17,729,535

TOTAL CONSUMER DISCRETIONARY		296,040,037

CONSUMER STAPLES - 5.7%
Beverages - 1.4%
Brown-Forman Corp. Class B (non-vtg.)	11,752	825,225
Constellation Brands, Inc. Class A (sub. vtg.)	10,950	2,311,983
Molson Coors Beverage Co. Class B	12,181	578,963
Monster Beverage Corp. (a)	23,970	2,338,753
PepsiCo, Inc.	89,481	13,993,934
The Coca-Cola Co.	251,321	14,151,886
		34,200,744
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	28,630	13,040,679
Kroger Co.	49,036	2,257,127
Sysco Corp.	33,134	2,639,123
Walgreens Boots Alliance, Inc.	46,464	2,358,048
Walmart, Inc.	88,920	13,169,052
		33,464,029
Food Products - 0.8%
Archer Daniels Midland Co.	36,172	2,170,320
Campbell Soup Co.	13,175	549,793
Conagra Brands, Inc.	31,160	1,032,019
General Mills, Inc.	39,485	2,282,628
Hormel Foods Corp.	18,132	825,731
Kellogg Co.	16,384	1,034,486
Lamb Weston Holdings, Inc.	9,459	616,254
McCormick & Co., Inc. (non-vtg.)	16,078	1,387,371
Mondelez International, Inc.	90,963	5,646,073
The Hershey Co.	9,498	1,687,795
The J.M. Smucker Co.	7,146	883,746
The Kraft Heinz Co.	42,157	1,517,230
Tyson Foods, Inc. Class A	19,008	1,492,508
		21,125,954
Household Products - 1.3%
Church & Dwight Co., Inc.	15,833	1,324,589
Colgate-Palmolive Co.	54,810	4,272,440
Kimberly-Clark Corp.	21,866	3,013,353
Procter & Gamble Co.	158,563	22,577,786
The Clorox Co.	8,023	1,348,265
		32,536,433
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	15,022	5,114,841
Tobacco - 0.7%
Altria Group, Inc.	119,850	6,020,066
Philip Morris International, Inc.	100,940	10,396,820
		16,416,886

TOTAL CONSUMER STAPLES		142,858,887

ENERGY - 2.4%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	47,378	1,079,271
Halliburton Co.	57,630	1,151,447
NOV, Inc. (a)	25,878	340,813
Schlumberger Ltd.	90,571	2,539,611
		5,111,142
Oil, Gas & Consumable Fuels - 2.2%
APA Corp.	24,629	479,773
Cabot Oil & Gas Corp.	26,348	418,670
Chevron Corp.	125,130	12,108,830
ConocoPhillips Co.	87,341	4,850,046
Devon Energy Corp.	38,741	1,144,797
Diamondback Energy, Inc.	11,636	897,601
EOG Resources, Inc.	37,778	2,550,771
Exxon Mobil Corp.	274,112	14,944,586
Hess Corp.	17,731	1,219,006
Kinder Morgan, Inc.	126,006	2,050,118
Marathon Oil Corp.	50,951	598,674
Marathon Petroleum Corp.	41,231	2,443,761
Occidental Petroleum Corp.	54,172	1,391,679
ONEOK, Inc.	28,987	1,522,397
Phillips 66 Co.	28,331	2,014,051
Pioneer Natural Resources Co.	15,002	2,245,349
The Williams Companies, Inc.	78,626	1,941,276
Valero Energy Corp.	26,509	1,757,812
		54,579,197

TOTAL ENERGY		59,690,339

FINANCIALS - 11.1%
Banks - 4.1%
Bank of America Corp.	488,365	20,389,239
Citigroup, Inc.	133,868	9,626,448
Citizens Financial Group, Inc.	27,614	1,209,217
Comerica, Inc.	9,011	666,003
Fifth Third Bancorp	45,612	1,772,482
First Republic Bank	11,403	2,268,513
Huntington Bancshares, Inc.	95,158	1,477,804
JPMorgan Chase & Co.	196,042	31,356,918
KeyCorp	62,904	1,278,209
M&T Bank Corp.	8,342	1,167,963
Peoples United Financial, Inc.	27,851	457,592
PNC Financial Services Group, Inc.	27,512	5,257,543
Regions Financial Corp.	62,305	1,272,891
SVB Financial Group (a)	3,800	2,126,100
Truist Financial Corp.	87,085	4,969,070
U.S. Bancorp	87,781	5,037,752
Wells Fargo & Co.	267,698	12,233,799
Zions Bancorp NA	10,599	613,682
		103,181,225
Capital Markets - 3.0%
Ameriprise Financial, Inc.	7,507	2,048,735
Bank of New York Mellon Corp.	52,237	2,884,527
BlackRock, Inc. Class A	9,186	8,665,062
Cboe Global Markets, Inc.	6,882	868,164
Charles Schwab Corp.	97,131	7,075,993
CME Group, Inc.	23,255	4,690,999
Franklin Resources, Inc.	17,653	572,663
Goldman Sachs Group, Inc.	22,032	9,110,452
Intercontinental Exchange, Inc.	36,451	4,356,988
Invesco Ltd.	24,470	619,580
MarketAxess Holdings, Inc.	2,461	1,171,239
Moody's Corp.	10,426	3,969,908
Morgan Stanley	96,392	10,066,217
MSCI, Inc.	5,338	3,387,388
NASDAQ, Inc.	7,417	1,452,100
Northern Trust Corp.	13,540	1,604,761
Raymond James Financial, Inc.	7,939	1,110,666
S&P Global, Inc.	15,601	6,924,036
State Street Corp.	22,518	2,092,147
T. Rowe Price Group, Inc.	14,690	3,288,650
		75,960,275
Consumer Finance - 0.7%
American Express Co.	42,139	6,993,388
Capital One Financial Corp.	29,235	4,852,133
Discover Financial Services	19,742	2,531,319
Synchrony Financial	35,075	1,744,981
		16,121,821
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (a)	122,742	35,075,981
Insurance - 1.9%
AFLAC, Inc.	40,928	2,319,799
Allstate Corp.	19,383	2,622,132
American International Group, Inc.	55,558	3,031,244
Aon PLC	14,616	4,192,746
Arthur J. Gallagher & Co.	13,281	1,907,417
Assurant, Inc.	3,911	665,300
Chubb Ltd.	29,121	5,355,934
Cincinnati Financial Corp.	9,705	1,197,597
Everest Re Group Ltd.	2,582	683,972
Globe Life, Inc.	6,159	591,695
Hartford Financial Services Group, Inc.	23,225	1,561,185
Lincoln National Corp.	11,562	793,731
Loews Corp.	14,420	805,645
Marsh & McLennan Companies, Inc.	32,942	5,178,482
MetLife, Inc.	48,174	2,986,788
Principal Financial Group, Inc.	16,437	1,098,156
Progressive Corp.	37,898	3,651,093
Prudential Financial, Inc.	25,491	2,698,987
The Travelers Companies, Inc.	16,287	2,601,197
Unum Group	13,459	358,279
W.R. Berkley Corp.	9,044	681,104
Willis Towers Watson PLC	8,358	1,844,778
		46,827,261

TOTAL FINANCIALS		277,166,563

HEALTH CARE - 13.3%
Biotechnology - 1.9%
AbbVie, Inc.	114,389	13,815,903
Amgen, Inc.	37,212	8,392,422
Biogen, Inc. (a)	9,752	3,305,050
Gilead Sciences, Inc.	81,233	5,912,138
Incyte Corp. (a)	12,046	921,399
Moderna, Inc. (a)	19,763	7,444,524
Regeneron Pharmaceuticals, Inc. (a)	6,781	4,566,325
Vertex Pharmaceuticals, Inc. (a)	16,769	3,358,663
		47,716,424
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	115,070	14,541,396
Abiomed, Inc. (a)	2,948	1,072,954
Align Technology, Inc. (a)	4,664	3,306,776
Baxter International, Inc.	32,573	2,482,714
Becton, Dickinson & Co.	18,835	4,740,770
Boston Scientific Corp. (a)	92,028	4,155,064
Danaher Corp.	41,112	13,326,866
Dentsply Sirona, Inc.	14,257	879,657
DexCom, Inc. (a)	6,263	3,315,757
Edwards Lifesciences Corp. (a)	40,260	4,717,667
Hologic, Inc. (a)	16,601	1,313,969
IDEXX Laboratories, Inc. (a)	5,523	3,721,176
Intuitive Surgical, Inc. (a)	7,669	8,079,752
Medtronic PLC	87,129	11,629,979
ResMed, Inc.	9,424	2,737,955
STERIS PLC	6,304	1,355,423
Stryker Corp.	21,227	5,882,002
Teleflex, Inc.	3,029	1,197,848
The Cooper Companies, Inc.	3,181	1,433,709
West Pharmaceutical Services, Inc.	4,782	2,159,647
Zimmer Biomet Holdings, Inc.	13,505	2,031,827
		94,082,908
Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.	9,584	1,171,261
Anthem, Inc.	15,858	5,948,812
Cardinal Health, Inc.	18,867	990,329
Centene Corp. (a)	37,744	2,377,117
Cigna Corp.	22,225	4,703,921
CVS Health Corp.	85,265	7,366,043
DaVita HealthCare Partners, Inc. (a)	4,529	592,257
HCA Holdings, Inc.	17,021	4,305,973
Henry Schein, Inc. (a)	9,051	684,165
Humana, Inc.	8,357	3,388,095
Laboratory Corp. of America Holdings (a)	6,326	1,919,182
McKesson Corp.	10,251	2,092,639
Quest Diagnostics, Inc.	8,468	1,294,164
UnitedHealth Group, Inc.	61,117	25,441,174
Universal Health Services, Inc. Class B	5,015	781,136
		63,056,268
Health Care Technology - 0.0%
Cerner Corp.	19,592	1,495,849
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	19,656	3,449,038
Bio-Rad Laboratories, Inc. Class A (a)	1,401	1,127,553
Bio-Techne Corp.	2,518	1,256,835
Charles River Laboratories International, Inc. (a)	3,246	1,440,770
Illumina, Inc. (a)	9,455	4,322,448
IQVIA Holdings, Inc. (a)	12,414	3,224,288
Mettler-Toledo International, Inc. (a)	1,507	2,340,115
PerkinElmer, Inc.	7,241	1,338,137
Thermo Fisher Scientific, Inc.	25,452	14,124,587
Waters Corp.(a)	4,009	1,659,806
		34,283,577
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	144,692	9,674,107
Catalent, Inc. (a)	11,004	1,435,362
Eli Lilly & Co.	51,551	13,315,108
Johnson & Johnson	170,548	29,526,975
Merck & Co., Inc.	163,992	12,510,950
Organon & Co.	16,485	558,677
Perrigo Co. PLC	8,477	347,133
Pfizer, Inc.	362,527	16,701,619
Viatris, Inc.	78,400	1,146,992
Zoetis, Inc. Class A	30,752	6,290,629
		91,507,552

TOTAL HEALTH CARE		332,142,578

INDUSTRIALS - 8.2%
Aerospace & Defense - 1.5%
General Dynamics Corp.	14,825	2,969,596
Howmet Aerospace, Inc.	25,125	797,719
Huntington Ingalls Industries, Inc.	2,605	531,863
L3Harris Technologies, Inc.	13,280	3,094,373
Lockheed Martin Corp.	15,840	5,699,232
Northrop Grumman Corp.	9,695	3,564,852
Raytheon Technologies Corp.	98,118	8,316,482
Teledyne Technologies, Inc. (a)	2,997	1,388,750
Textron, Inc.	14,700	1,068,249
The Boeing Co. (a)	35,605	7,815,298
TransDigm Group, Inc. (a)	3,556	2,160,163
		37,406,577
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	8,556	770,553
Expeditors International of Washington, Inc.	10,905	1,359,199
FedEx Corp.	15,821	4,203,481
United Parcel Service, Inc. Class B	46,854	9,166,048
		15,499,281
Airlines - 0.2%
Alaska Air Group, Inc. (a)	8,131	466,232
American Airlines Group, Inc. (a)	41,218	821,887
Delta Air Lines, Inc. (a)	41,597	1,682,183
Southwest Airlines Co. (a)	38,364	1,909,760
United Airlines Holdings, Inc. (a)	20,786	966,757
		5,846,819
Building Products - 0.5%
A.O. Smith Corp.	8,714	633,682
Allegion PLC	5,815	837,302
Carrier Global Corp.	52,901	3,047,098
Fortune Brands Home & Security, Inc.	9,026	878,862
Johnson Controls International PLC	46,419	3,472,141
Masco Corp.	16,312	990,465
Trane Technologies PLC	15,488	3,074,368
		12,933,918
Commercial Services & Supplies - 0.4%
Cintas Corp.	5,714	2,261,430
Copart, Inc. (a)	13,482	1,945,722
Republic Services, Inc.	13,673	1,697,229
Rollins, Inc.	14,370	559,280
Waste Management, Inc.	25,144	3,900,086
		10,363,747
Construction & Engineering - 0.1%
Quanta Services, Inc.	8,950	913,795
Electrical Equipment - 0.6%
AMETEK, Inc.	14,952	2,033,023
Eaton Corp. PLC	25,799	4,343,520
Emerson Electric Co.	38,828	4,096,354
Generac Holdings, Inc. (a)	4,084	1,784,626
Rockwell Automation, Inc.	7,516	2,446,082
		14,703,605
Industrial Conglomerates - 1.2%
3M Co.	37,545	7,311,513
General Electric Co.	71,070	7,491,489
Honeywell International, Inc.	44,987	10,432,935
Roper Technologies, Inc.	6,818	3,295,003
		28,530,940
Machinery - 1.6%
Caterpillar, Inc.	35,475	7,480,613
Cummins, Inc.	9,468	2,234,259
Deere & Co.	20,202	7,636,962
Dover Corp.	9,350	1,630,266
Fortive Corp.	21,979	1,623,589
IDEX Corp.	4,930	1,104,320
Illinois Tool Works, Inc.	18,610	4,333,525
Ingersoll Rand, Inc. (a)	25,043	1,327,780
Otis Worldwide Corp.	26,126	2,409,340
PACCAR, Inc.	22,490	1,841,256
Parker Hannifin Corp.	8,360	2,480,161
Pentair PLC	10,688	824,686
Snap-On, Inc.	3,480	782,826
Stanley Black & Decker, Inc.	10,459	2,021,411
Westinghouse Air Brake Tech Co.	11,433	1,026,569
Xylem, Inc.	11,713	1,596,599
		40,354,162
Professional Services - 0.4%
Equifax, Inc.	7,881	2,145,681
IHS Markit Ltd.	24,262	2,925,997
Jacobs Engineering Group, Inc.	8,440	1,139,062
Leidos Holdings, Inc.	8,687	852,282
Nielsen Holdings PLC	23,450	503,237
Robert Half International, Inc.	7,277	752,442
Verisk Analytics, Inc.	10,498	2,118,076
		10,436,777
Road & Rail - 0.9%
CSX Corp.	147,184	4,787,896
J.B. Hunt Transport Services, Inc.	5,364	951,574
Kansas City Southern	5,899	1,655,672
Norfolk Southern Corp.	16,211	4,110,137
Old Dominion Freight Lines, Inc.	6,167	1,780,536
Union Pacific Corp.	43,026	9,329,758
		22,615,573
Trading Companies & Distributors - 0.2%
Fastenal Co.	37,212	2,078,290
United Rentals, Inc. (a)	4,702	1,658,160
W.W. Grainger, Inc.	2,833	1,228,672
		4,965,122

TOTAL INDUSTRIALS		204,570,316

INFORMATION TECHNOLOGY - 27.8%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	3,562	1,316,266
Cisco Systems, Inc.	272,939	16,108,860
F5 Networks, Inc. (a)	3,836	780,895
Juniper Networks, Inc.	21,173	613,594
Motorola Solutions, Inc.	10,994	2,684,955
		21,504,570
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	38,716	2,966,807
CDW Corp.	9,087	1,822,943
Corning, Inc.	50,176	2,006,538
IPG Photonics Corp. (a)	2,357	402,293
Keysight Technologies, Inc. (a)	11,935	2,140,900
TE Connectivity Ltd.	21,387	3,212,755
Trimble, Inc. (a)	16,188	1,525,233
Zebra Technologies Corp. Class A (a)	3,466	2,035,131
		16,112,600
IT Services - 4.8%
Accenture PLC Class A	41,168	13,855,502
Akamai Technologies, Inc. (a)	10,567	1,196,713
Automatic Data Processing, Inc.	27,560	5,761,142
Broadridge Financial Solutions, Inc.	7,502	1,291,994
Cognizant Technology Solutions Corp. Class A	34,165	2,607,131
DXC Technology Co. (a)	16,471	604,815
Fidelity National Information Services, Inc.	40,163	5,131,627
Fiserv, Inc. (a)	38,580	4,544,338
FleetCor Technologies, Inc. (a)	5,377	1,415,657
Gartner, Inc. (a)	5,592	1,726,474
Global Payments, Inc.	19,123	3,110,165
IBM Corp.	57,867	8,121,055
Jack Henry & Associates, Inc.	4,775	842,215
MasterCard, Inc. Class A	56,654	19,615,314
Paychex, Inc.	20,778	2,378,458
PayPal Holdings, Inc. (a)	76,080	21,961,253
The Western Union Co.	26,478	572,984
VeriSign, Inc. (a)	6,395	1,382,983
Visa, Inc. Class A	109,567	25,101,800
		121,221,620
Semiconductors & Semiconductor Equipment - 5.6%
Advanced Micro Devices, Inc. (a)	78,693	8,712,889
Analog Devices, Inc.	34,846	5,678,156
Applied Materials, Inc.	59,430	8,030,776
Broadcom, Inc.	26,441	13,146,730
Enphase Energy, Inc. (a)	8,818	1,531,951
Intel Corp.	261,508	14,137,122
KLA Corp.	9,927	3,374,783
Lam Research Corp.	9,236	5,586,118
Microchip Technology, Inc.	17,717	2,787,947
Micron Technology, Inc.	72,628	5,352,684
Monolithic Power Systems, Inc.	2,787	1,379,370
NVIDIA Corp.	161,390	36,127,152
NXP Semiconductors NV	17,858	3,841,792
Qorvo, Inc. (a)	7,265	1,366,038
Qualcomm, Inc.	73,051	10,715,851
Skyworks Solutions, Inc.	10,693	1,961,738
Teradyne, Inc.	10,739	1,304,144
Texas Instruments, Inc.	59,805	11,417,373
Xilinx, Inc.	15,922	2,477,304
		138,929,918
Software - 9.4%
Adobe, Inc. (a)	30,958	20,546,825
ANSYS, Inc. (a)	5,646	2,062,823
Autodesk, Inc. (a)	14,250	4,418,783
Cadence Design Systems, Inc. (a)	18,024	2,946,564
Citrix Systems, Inc.	7,984	821,314
Fortinet, Inc. (a)	8,780	2,766,929
Intuit, Inc.	17,698	10,019,015
Microsoft Corp.	487,768	147,247,404
NortonLifeLock, Inc.	37,827	1,004,685
Oracle Corp.	117,649	10,486,055
Paycom Software, Inc. (a)	3,170	1,549,813
PTC, Inc. (a)	6,774	891,865
Salesforce.com, Inc. (a)	62,544	16,591,047
ServiceNow, Inc. (a)	12,788	8,230,868
Synopsys, Inc. (a)	9,882	3,283,196
Tyler Technologies, Inc. (a)	2,641	1,282,734
		234,149,920
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	1,015,895	154,243,323
Hewlett Packard Enterprise Co.	84,603	1,307,962
HP, Inc.	77,839	2,314,932
NetApp, Inc.	14,431	1,283,349
Seagate Technology Holdings PLC	12,913	1,131,050
Western Digital Corp. (a)	19,848	1,254,394
		161,535,010

TOTAL INFORMATION TECHNOLOGY		693,453,638

MATERIALS - 2.5%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	14,331	3,862,348
Albemarle Corp. U.S.	7,568	1,791,648
Celanese Corp. Class A	7,299	1,157,621
CF Industries Holdings, Inc.	13,865	629,748
Corteva, Inc.	47,726	2,098,512
Dow, Inc.	48,358	3,041,718
DuPont de Nemours, Inc.	34,455	2,550,359
Eastman Chemical Co.	8,880	1,004,861
Ecolab, Inc.	16,109	3,630,324
FMC Corp.	8,281	775,350
International Flavors & Fragrances, Inc.	16,121	2,442,332
Linde PLC	33,688	10,597,908
LyondellBasell Industries NV Class A	16,695	1,675,343
PPG Industries, Inc.	15,352	2,449,412
Sherwin-Williams Co.	15,500	4,706,885
The Mosaic Co.	22,289	717,260
		43,131,629
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4,057	1,546,731
Vulcan Materials Co.	8,615	1,601,787
		3,148,518
Containers & Packaging - 0.3%
Amcor PLC	99,849	1,283,060
Avery Dennison Corp.	5,380	1,212,598
Ball Corp.	21,252	2,039,342
International Paper Co.	25,251	1,517,333
Packaging Corp. of America	6,111	927,039
Sealed Air Corp.	9,822	599,437
WestRock Co.	17,382	904,559
		8,483,368
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	94,897	3,453,302
Newmont Corp.	51,878	3,008,405
Nucor Corp.	19,374	2,277,607
		8,739,314

TOTAL MATERIALS		63,502,829

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.	8,891	1,834,836
American Tower Corp.	29,448	8,603,822
AvalonBay Communities, Inc.	9,046	2,076,781
Boston Properties, Inc.	9,221	1,041,881
Crown Castle International Corp.	27,990	5,449,373
Digital Realty Trust, Inc.	18,237	2,989,227
Duke Realty Corp.	24,365	1,279,406
Equinix, Inc.	5,802	4,893,697
Equity Residential (SBI)	22,293	1,874,173
Essex Property Trust, Inc.	4,198	1,388,447
Extra Space Storage, Inc.	8,700	1,626,117
Federal Realty Investment Trust (SBI)	4,593	559,290
Healthpeak Properties, Inc.	34,958	1,258,488
Host Hotels & Resorts, Inc. (a)	45,469	752,967
Iron Mountain, Inc.	18,547	885,619
Kimco Realty Corp.	38,645	842,075
Mid-America Apartment Communities, Inc.	7,385	1,420,652
Prologis (REIT), Inc.	47,911	6,451,695
Public Storage	9,861	3,191,118
Realty Income Corp.	24,231	1,749,963
Regency Centers Corp.	10,179	698,483
SBA Communications Corp. Class A	7,084	2,542,943
Simon Property Group, Inc.	21,277	2,860,693
UDR, Inc.	19,297	1,042,424
Ventas, Inc.	24,204	1,353,972
Vornado Realty Trust	10,252	429,354
Welltower, Inc.	27,043	2,367,074
Weyerhaeuser Co.	48,632	1,750,752
		63,215,322
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	21,748	2,094,332

TOTAL REAL ESTATE		65,309,654

UTILITIES - 2.5%
Electric Utilities - 1.6%
Alliant Energy Corp.	16,270	989,053
American Electric Power Co., Inc.	32,384	2,900,635
Duke Energy Corp.	49,817	5,213,847
Edison International	24,487	1,416,328
Entergy Corp.	12,950	1,432,400
Evergy, Inc.	14,908	1,020,453
Eversource Energy	22,250	2,018,743
Exelon Corp.	63,304	3,103,162
FirstEnergy Corp.	35,120	1,365,114
NextEra Energy, Inc.	127,030	10,669,250
NRG Energy, Inc.	15,809	721,997
Pinnacle West Capital Corp.	7,299	561,293
PPL Corp.	49,618	1,456,288
Southern Co.	68,574	4,507,369
Xcel Energy, Inc.	34,878	2,397,863
		39,773,795
Gas Utilities - 0.0%
Atmos Energy Corp.	8,539	832,638
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	43,383	1,035,552
Multi-Utilities - 0.7%
Ameren Corp.	16,479	1,445,538
CenterPoint Energy, Inc.	37,387	938,040
CMS Energy Corp.	18,712	1,200,001
Consolidated Edison, Inc.	22,233	1,677,480
Dominion Energy, Inc.	52,229	4,065,505
DTE Energy Co.	12,601	1,516,404
NiSource, Inc.	25,549	629,783
Public Service Enterprise Group, Inc.	32,716	2,091,861
Sempra Energy	20,408	2,701,203
WEC Energy Group, Inc.	20,426	1,929,848
		18,195,663
Water Utilities - 0.1%
American Water Works Co., Inc.	11,742	2,139,980

TOTAL UTILITIES		61,977,628

TOTAL COMMON STOCKS
(Cost $1,757,238,581)		2,481,214,123

Money Market Funds - 0.4%
Fidelity Cash Central Fund 0.06% (c)	8,265,362	8,267,015
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	863,725	863,811
TOTAL MONEY MARKET FUNDS
(Cost $9,130,826)		9,130,826
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $1,766,369,407)		2,490,344,949
NET OTHER ASSETS (LIABILITIES) - 0.2%		5,392,977
NET ASSETS - 100%		$2,495,737,926

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	64	Sept. 2021	$14,465,600	$449,064	$449,064

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$37,958,291	$366,535,154	$396,226,430	$5,775	$--	$--	$8,267,015	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	342,106	13,425,065	12,903,360	5,574	--	--	863,811	0.0%
Total	$38,300,397	$379,960,219	$409,129,790	$11,349	$--	$--	$9,130,826

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$284,501,654	$284,501,654	$--	$--
Consumer Discretionary	296,040,037	296,040,037	--	--
Consumer Staples	142,858,887	142,858,887	--	--
Energy	59,690,339	59,690,339	--	--
Financials	277,166,563	277,166,563	--	--
Health Care	332,142,578	332,142,578	--	--
Industrials	204,570,316	204,570,316	--	--
Information Technology	693,453,638	693,453,638	--	--
Materials	63,502,829	63,502,829	--	--
Real Estate	65,309,654	65,309,654	--	--
Utilities	61,977,628	61,977,628	--	--
Money Market Funds	9,130,826	9,130,826	--	--
Total Investments in Securities:	$2,490,344,949	$2,490,344,949	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$449,064	$449,064	$--	$--
Total Assets	$449,064	$449,064	$--	$--
Total Derivative Instruments:	$449,064	$449,064	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$449,064	$0
Total Equity Risk	449,064	0
Total Value of Derivatives	$449,064	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $864,748) — See accompanying schedule: Unaffiliated issuers (cost $1,757,238,581)	$2,481,214,123
Fidelity Central Funds (cost $9,130,826)	9,130,826
Total Investment in Securities (cost $1,766,369,407)		$2,490,344,949
Segregated cash with brokers for derivative instruments		586,500
Receivable for fund shares sold		6,194,787
Dividends receivable		3,075,869
Distributions receivable from Fidelity Central Funds		889
Total assets		2,500,202,994
Liabilities
Payable for fund shares redeemed	$3,589,241
Payable for daily variation margin on futures contracts	11,922
Collateral on securities loaned	863,905
Total liabilities		4,465,068
Net Assets		$2,495,737,926
Net Assets consist of:
Paid in capital		$1,771,964,164
Total accumulated earnings (loss)		723,773,762
Net Assets		$2,495,737,926
Net Asset Value, offering price and redemption price per share ($2,495,737,926 ÷ 129,035,547 shares)		$19.34

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Dividends		$15,098,063
Interest		466
Income from Fidelity Central Funds (including $5,574 from security lending)		11,349
Total income		15,109,878
Expenses
Independent trustees' fees and expenses	$3,605
Total expenses before reductions	3,605
Expense reductions	(8)
Total expenses after reductions		3,597
Net investment income (loss)		15,106,281
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	684,790
Futures contracts	1,710,540
Total net realized gain (loss)		2,395,330
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	348,922,594
Futures contracts	1,322,844
Total change in net unrealized appreciation (depreciation)		350,245,438
Net gain (loss)		352,640,768
Net increase (decrease) in net assets resulting from operations		$367,747,049

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,106,281	$20,248,499
Net realized gain (loss)	2,395,330	(6,319,887)
Change in net unrealized appreciation (depreciation)	350,245,438	322,927,649
Net increase (decrease) in net assets resulting from operations	367,747,049	336,856,261
Distributions to shareholders	(12,274,996)	(20,318,634)
Share transactions
Proceeds from sales of shares	786,882,113	994,146,861
Reinvestment of distributions	8,574,975	14,393,109
Cost of shares redeemed	(343,599,068)	(483,146,638)
Net increase (decrease) in net assets resulting from share transactions	451,858,020	525,393,332
Total increase (decrease) in net assets	807,330,073	841,930,959
Net Assets
Beginning of period	1,688,407,853	846,476,894
End of period	$2,495,737,926	$1,688,407,853
Other Information
Shares
Sold	43,944,547	70,239,613
Issued in reinvestment of distributions	472,588	1,028,797
Redeemed	(19,108,160)	(34,636,619)
Net increase (decrease)	25,308,975	36,631,791

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex 500 Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018 B
Selected Per–Share Data
Net asset value, beginning of period	$16.28	$12.62	$11.88	$11.58	$10.00
Income from Investment Operations
Net investment income (loss)C	.13	.24	.26	.24	.22
Net realized and unrealized gain (loss)	3.04	3.66	.73	.29	1.47
Total from investment operations	3.17	3.90	.99	.53	1.69
Distributions from net investment income	(.11)	(.24)	(.25)	(.19)	(.10)
Distributions from net realized gain	–	–	–	(.04)	(.01)
Total distributions	(.11)	(.24)	(.25)	(.23)	(.11)
Net asset value, end of period	$19.34	$16.28	$12.62	$11.88	$11.58
Total ReturnD,E	19.49%	31.31%	8.26%	4.67%	16.91%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	-%	-%	- %I
Expenses net of fee waivers, if anyH	- %I	-%	-%	-%	- %I
Expenses net of all reductionsH	- %I	-%	-%	-%	- %I
Net investment income (loss)	1.42%I	1.69%	1.98%	2.05%	2.04%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,495,738	$1,688,408	$846,477	$553,837	$26,382
Portfolio turnover rateJ	2%I	6%	3%	8%K	10%I

 A For the year ended February 29.

 B For the period March 9, 2017 (commencement of operations) to February 28, 2018.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2021

1. Organization.

Fidelity Flex 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, short-term gain distributions from the Underlying Funds, market discount, capital loss carryforwards, certain deemed distributions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$748,169,301
Gross unrealized depreciation	(33,964,622)
Net unrealized appreciation (depreciation)	$714,204,679
Tax cost	$1,776,589,334

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(519,957)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex 500 Index Fund	506,118,402	17,539,910

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Flex 500 Index Fund	$–	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $8.

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 to August 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During Period-B March 1, 2021 to August 31, 2021
Fidelity Flex 500 Index Fund	- %-C
Actual		$1,000.00	$1,194.90	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex 500 Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts).FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's and Geode's investments in business continuity planning, and their success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. The Board did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity and Geode in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Board Approval of Investment Advisory Contracts

Fidelity Flex 500 Index Fund

At its July 2021 meeting, the Board of Trustees, including a majority of the Independent Trustees (together, the Board), voted to approve an amended and restated sub-advisory agreement with Geode Capital Management, LLC (Geode) for the fund (the Amended Contract) to decrease the sub-advisory fee rate paid by Fidelity Management & Research Company LLC (FMR), the fund's investment adviser, to Geode on behalf of the fund by 0.05 basis points, effective August 1, 2021. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and Geode to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of the fund in connection with the annual renewal of the fund's current management contract and sub-advisory agreement (Advisory Contracts). At its May 2021 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing Advisory Contracts should continue to benefit the fund's shareholders. The Board noted that approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract should continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also considered that FMR or an affiliate undertakes to pay all operating expenses of the fund with limited exceptions. Based on its review, the Board considered that the fund does not pay a management fee and concluded at its May 2021 and July 2021 meetings that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered that it previously reviewed information regarding the level of Fidelity's profits in respect of all Fidelity funds. Because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions, the Board did not consider the costs and services provided by and the profits realized by Fidelity in connection with the operation of the fund to be relevant in its decision to approve the Amended Contract.

Economies of Scale.  The Board did not consider the realization of economies of scale to be a material factor in its decision to approve the Amended Contract because the fund pays no advisory fees and FMR or an affiliate will continue to bear all expenses of the fund with limited exceptions.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the sub-advisory fee arrangement is fair and reasonable, and that the fund's Amended Contract should be approved.

Z5I-SANN-1021
1.9881570.104

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 21, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 21, 2021